UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5669
                                   --------

                               Fifth Third Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 3435 Stelzer Road, Columbus, OH          43219
--------------------------------------------------------------------------------
            (Address of principal executive offices)   (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: July 31, 2006
                          -------------


ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

LOGO: FIFTH THIRD FUNDS

MONEY MARKET MUTUAL FUNDS
ANNUAL REPORT TO SHAREHOLDERS



July 31, 2006

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.






This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

TABLE OF CONTENTS
Economic Outlook and
Commentary Section ...................  1

Manager Commentary ...................  3

Schedules of Portfolio
Investments ..........................  5

Notes to Schedules of
Portfolio Investments ................ 23

Statements of Assets
and Liabilities ...................... 24

Statements of Operations ............. 26

Statements of Changes
in Net Assets ........................ 28

Notes to Financial Statements ........ 32

Financial Highlights ................. 38

Report of Independent Registered
Public Accounting Firm ............... 44

Supplemental Information ............. 45



                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

LOGO: FIFTH THIRD FUNDS

The 12-month period ending July 31, 2006, proved challenging for stock and bond investors alike. Nonetheless, we are pleased of the performance of the Fifth Third Funds.

As for the issues faced by the financial markets during the period, two themes-- the relentless pressure of the Federal Reserve Board (the "Fed") to increase short-term interest rates and the surging price of crude oil--overshadowed all else.

The Fed took its key fed funds rate from 3.25% at the beginning of the fiscal year to 5.25% by the end. Perhaps more importantly, the central bank's chairmanship turned over from Alan Greenspan to Ben Bernanke. Having guided the Fed quite adeptly since 1987, Mr. Greenspan's legacy seems as though it will be a hard act to follow for Mr. Bernanke. Shortly after the period's end, the Fed paused in its tightening cycle, but as Mr. Bernanke's tendencies remain relatively unknown, many are suspicious that the policymakers may not yet be done.

Crude oil moved from $60 a barrel at the beginning of the fiscal year to nearly $75 barrel at its end--an increase of almost 25%. This ruthless rise in the price of black gold had the arguable effect of causing simultaneous inflationary and recessionary fears in the economy. A terrible 2005 hurricane season severely disrupted the U.S. energy infrastructure, although Mother Nature did bail us out with a warmer winter than normal. As for 2006, the first portion of hurricane season was relatively quiet, though it's still early.

The combination of an active central bank and rising oil prices applied downward pressure on the returns of virtually all domestic financial markets. Among those posting subdued gains were the major domestic stock indices that many of our stock managers utilize. These broad indices generally recorded advances in the 5% range during the fiscal year. Interestingly, large cap stocks outperformed small cap equities for the first time in five years. In addition, there was a lag in growth stocks, which benefit from healthy expectations for economic and corporate earnings growth rates. The growth stock indices that we utilize underperformed the value indices by more than 9% for large cap stocks and around 4% for small cap stocks.

Fixed income investments endured even tougher obstacles than stocks. With an active central bank pushing short-term rates higher--causing prices to move downward in an inverse fashion--few bonds performed well. Adding to the adverse conditions was a flattening of the yield curve, which occurs when short-term rates increase faster than long-term yields. Consider that while the Fed's overnight rate rose 2% during the period, short-term Treasury yields moved higher by about 1% and long-term yields moved higher by about 0.6%. Within this environment, the total returns of the major bond indices that our fund managers use fell within the 2% range.

Compared to the year-over-year gain of 4.1% in the Consumer Price Index1, such meager returns signaled a negative real return for bond investors--something none of us like to see. However, if the Fed plans to hold on further moves in the coming quarters, we are still optimistic that bond returns could take a turn for the better over the next 12-months. Further reinforcing our outlook was the significant degree to which the yield curve flattened, which indicates that the bond market is already anticipating Fed rate cuts some time in 2007.

More broadly speaking, the fundamentals that drive financial markets over longer periods of time--fiscal policy, monetary policy, economic growth, corporate profit growth, bond yields and inflation--ended the year in an overall mixed fashion. Notable developments include:

o The favorable 15% tax treatment for dividends and long-term capital gains was extended to 2010, a very positive development.

o The Fed left its fed funds rate at 5.25% at its early August meeting conducted just after the end of our fiscal year.

o Gross Domestic Product1 growth averaged 3.5%--consistent with its long-term average--during the 12-month period ended July 31, 2006.

o Double-digit gains in quarterly operating profit growth for the S&P 500 Index1 reached 12 consecutive reporting periods in the second quarter of 2006.

o In comparison to the start of the fiscal year longer term Treasury yields moved higher but ended the fiscal year below 5%, while corporate bond yields ended the period in a similar spot, relative to Treasuries.

o The 4.1% year-over-year increase in consumer prices was cause for concern, but the Fed indicated it believes inflationary pressures will cool in the near term.

Despite the challenges of the fiscal year, our fund managers stayed with their disciplines to produce competitive returns for you, our shareholders. We thank you for your continued confidence in the family of Fifth Third Funds.

/s/ Keith Wirtz, CFA

Keith Wirtz, CFA
Chief Investment Officer

/s/ John Augustine, CFA

John Augustine, CFA
Chief Investment Strategist

The foregoing information and opinions are for general information only. Fifth Third Asset Management, Inc. does not guarantee the accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering of individual or personalized investment advice.


1Terms and Definitions

CONSUMER PRICE INDEX is a measure that examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

GROSS DOMESTIC PRODUCT is the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX") is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET FUNDS


Within the 12-month period ended July 31, 2006, yields on the Fifth Third Money Market Funds steadily increased on an absolute basis. The rise reflected the ability to reinvest in higher yielding securities as the Federal Reserve's Federal Open Market Committee ("FOMC") increased the Federal Funds target rate by 25 basis points (0.25%) at each of its eight meetings during the period, moving the key rate from 3.25% to 5.25%. Throughout the period, a relatively neutral duration strategy also aided the Funds.

Consistent with the neutral duration approach, the taxable Money Market Funds continued to utilize traditional money market securities such as U.S. Treasury bills, U.S. government agency discount notes and commercial paper. The Funds also selectively invested in floating rate and fixed coupon extension issues to capture additional yield. The strategy, which was based on the belief that the FOMC would remain "measured" in its approach and continue to raise rates through early 2006, proved effective as the Funds benefited from the frequent reinvestment in better yielding assets and the inherent hedge provided by the floating rate securities. Furthermore, heightened liquidity allowed the Funds to readily cope with volatile cash flows during the period.

Near the period's end, Federal Reserve Board Chairman Ben Bernanke testified to Congress that the extent and timing of future target rate adjustments would be dictated by core economic data and inflation indicators, relative to FOMC forecasts. This fueled speculation that the current rate-hike campaign may be nearing completion, which increased overall market volatility. Consequently, the Funds slightly extended duration in anticipation of the eventual completion of the tightening cycle.

With a continued emphasis on high quality security selection, the Fifth Third Prime Money Market and the Fifth Third Institutional Money Market Funds maintained a conservative orientation to achieve principal preservation objectives.

The municipal money market yield curve was generally flat during the period. At times, however, it inverted and consequently, daily and weekly floating rate securities had higher yields than 1-year notes.

Maintaining a high quality orientation, the Fifth Third Michigan Municipal Money Market Fund1 and the Fifth Third Municipal Money Market Fund continued to be managed conservatively during the period. In general, the average maturity was in line or slightly longer than the iMoneyNet peer group, which allowed both Funds to capitalize on rising interest rates.

Approximately 70% of each Fund is comprised of weekly and daily floater issues, many of which are supported by letters of credit and other forms of credit enhancements from banks, financial institutions and corporations. The balance of the portfolio is comprised of commercial paper, notes and bonds that have a final maturity within 397 days. The investment mix did not change dramatically over the 12-month period.+



MATURITY COMPOSITION AS OF JULY 31, 2006
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY+
--------------------------------------------------------------------------------

                                              DAYS                    DAYS
                                         AS OF 1/31/06           AS OF 7/31/06
--------------------------------------------------------------------------------
Fifth Third Prime                               36                     34
Money Market Fund
--------------------------------------------------------------------------------
Fifth Third Institutional                       33                     42
Money Market Fund
--------------------------------------------------------------------------------
Fifth Third Institutional                       42                     37
Government Money
Market Fund
--------------------------------------------------------------------------------
Fifth Third Government                          42                     31
Money Market Fund
--------------------------------------------------------------------------------
Fifth Third U. S. Treasury                      26                     16
Money Market Fund
--------------------------------------------------------------------------------
Fifth Third Michigan Municipal                  27                     27
Money Market Fund
--------------------------------------------------------------------------------
Fifth Third Municipal                           29                     23
Money Market Fund
--------------------------------------------------------------------------------

+Portfolio composition is subject to change.



Investment Risk Considerations
--------------------------------------------------------------------------------

An investment in any of the funds is not insured or guaranteed by the FDIC or any government agency. Although each money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1The Fifth Third Michigan Municipal Money Market Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax. Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET MATURITY SCHEDULES
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+

                                                         Institutional                                   Michigan
                           Prime        Institutional     Government      Government   U.S. Treasury    Municipal       Municipal
                           Money           Money            Money           Money         Money            Money          Money
                        Market Fund     Market Fund      Market Fund     Market Fund    Market Fund     Market Fund    Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Less than 8 days           50.2%           43.5%            50.5%            26.3%         87.5%           86.0%           88.7%
------------------------------------------------------------------------------------------------------------------------------------
8 to 14 Days                4.8%            2.5%             4.4%            15.6%          0.8%            0.0%            0.0%
------------------------------------------------------------------------------------------------------------------------------------
15 to 30 Days              19.9%           22.2%            18.1%            41.3%          0.0%            2.1%            1.5%
------------------------------------------------------------------------------------------------------------------------------------
31 to 180 Days             21.8%           26.6%            23.5%            14.2%          7.1%            6.6%            5.6%
------------------------------------------------------------------------------------------------------------------------------------
181 to 365 Days             3.3%            5.2%             3.5%             2.6%          4.6%            5.3%            4.2%
------------------------------------------------------------------------------------------------------------------------------------
366 to 397 Days             0.0%            0.0%             0.0%             0.0%          0.0%            0.0%            0.0%
------------------------------------------------------------------------------------------------------------------------------------

+Portfolio composition is subject to change.

                                                                 PRIME MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                           JULY 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (7.6%)
Bank of Nova Scotia, 5.34%, 9/29/06 *                      $     10,000      $    10,000
BNP Paribas, 4.93%, 9/5/06                                       15,000           15,000
Canadian Imperial Bank, 5.02%,
   11/27/06                                                      10,000           10,000
Credit Suisse First Boston, 4.81%,
   12/5/06                                                        6,000            6,000
Credit Suisse First Boston, 5.10%,
   8/30/06                                                        5,000            5,000
Dexia Credit, 5.27%, 11/6/06 *                                   20,000           19,999
Toronto Dominion Bank, 5.10%,
   10/4/06                                                       12,000           11,999
                                                                             -----------

TOTAL CERTIFICATES OF DEPOSIT                                                     77,998
                                                                             -----------

COMMERCIAL PAPER (18.2%)
American Honda Finance Corp., 5.37%,
   9/12/06 **                                                    10,000            9,938
Bank of America Corp., 5.27%, 9/7/06 **                          10,000            9,947
Barclays U.S. Funding, 5.18%, 8/24/06 **                         10,000            9,967
Barclays U.S. Funding, 5.40%, 9/21/06 **                          5,000            4,962
Barclays U.S. Funding, 5.41%, 9/25/06 **                         10,000            9,918
Barclays U.S. Funding, 5.12%, 8/16/06 **                         15,000           14,968
Bear Stearns &Co., Inc., 5.31%, 8/7/06 **                        15,000           14,987
Bear Stearns &Co., Inc., 5.45%, 10/26/06 **                       5,000            4,936
BNP Paribas, 5.32%, 8/11/06 **                                   10,550           10,534
BNP Paribas, 5.45%, 9/29/06 **                                    4,890            4,847
General Electric Capital Corp., 5.27%,
   12/29/06 **                                                   12,000           11,745
Merrill Lynch & Co., 5.30%, 8/8/06 **                            20,000           19,980
Metlife Funding, Inc., 5.17%, 8/22/06 **                         10,000            9,970
Nestle Capital Corp., 5.31%, 11/29/06 ** (c)                      5,000            4,914
Rabobank U.S. Financial Corp., 5.27%,
   9/29/06 **                                                    11,000           10,907
Scotiabank, Inc., 5.37%, 8/25/06 ** (c)                          15,592           15,536
Societe Generale, 5.18%, 8/16/06 **                               6,700            6,686
Societe Generale, 5.17%, 8/22/06 **                               5,600            5,583
Societe Generale, 5.22%, 10/6/06 **                               5,250            5,201
                                                                             -----------

TOTAL COMMERCIAL PAPER                                                           185,526
                                                                             -----------

CORPORATE BONDS (29.0%)
American Express Credit Corp.,
   5.50%, 9/12/06                                                 8,823            8,833
Bank of America Corp., 5.25%,
   2/1/07                                                         7,000            6,995
Bear Stearns & Co., Inc., 5.31%,
   2/15/07 *                                                     10,000           10,009
Bear Stearns & Co., Inc., 5.38%,
   8/3/07 *                                                      20,000           20,000
Credit Suisse First Boston, 5.88%,
   8/1/06                                                        25,724           25,723
Credit Suisse First Boston, 5.47%,
   1/12/07 *                                                     10,000           10,000

                                    Continued



                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
Credit Suisse First Boston, 4.79%,
   1/24/07                                                 $      3,000      $     2,988
Florida Hurricane Catastrophe, 5.38%,
   8/15/07 *                                                     12,000           12,000
Goldman Sachs Group, Inc., 5.39%,
   8/1/06 *                                                      20,000           20,000
Goldman Sachs Group, Inc., 5.26%,
   5/11/07 *                                                     15,000           15,015
Household Finance Corp., 5.75%,
   1/30/07                                                        8,119            8,146
HSBC Finance Corp., 5.32%, 9/6/07 *                              10,000           10,000
JP Morgan Chase & Co., 3.13%,
   12/11/06                                                       6,500            6,463
Merrill Lynch & Co., 5.60%, 9/18/06 *                             7,400            7,402
Merrill Lynch & Co., 5.36%, 2/1/07                                3,190            3,197
Merrill Lynch & Co., 5.60%, 7/11/07 *                            15,000           15,000
Morgan Stanley, 5.39%, 9/4/07 *                                  15,000           15,000
National City Bank, 5.36%, 8/14/06 *                             15,000           15,000
SunTrust Bank, 5.23%, 5/17/07 *                                  10,000           10,008
Toyota Motor Credit Corp., Series
   EMTN, 5.48%, 12/18/06 *                                        5,000            5,003
U.S. Bank NA, 2.85%, 11/15/06                                     5,000            4,973
U.S. Bank NA, 5.33%, 9/29/06 *                                    3,250            3,250
U.S. Bank NA, Series BKNT, 2.87%,
   2/1/07                                                         7,300            7,222
Wachovia Bank NA, 4.85%, 7/30/07                                  3,500            3,473
Wachovia Corp., 4.95%, 11/1/06                                   22,000           21,994
Wells Fargo & Co., 5.38%, 8/15/07 *                              25,000           25,001
Wells Fargo & Co., 6.88%, 8/8/06                                  3,000            3,001
                                                                             -----------

TOTAL CORPORATE BONDS                                                            295,696
                                                                             -----------

DEMAND NOTES (17.7%)
Arbor Hospice, Inc., 5.40%, 10/1/26,
   (LOC: Comerica Bank) * (c)                                     4,745            4,745
Atlas Industries, Inc., 5.40%, 6/1/10,
   (LOC: National City Bank) *                                    3,920            3,920
Beavercreek Enterprises, 5.40%,
   3/2/20, (LOC: National City Bank) *                            4,115            4,115
Buckeye Corrugated, Inc., 5.40%,
   10/1/17, (LOC: Key Bank) * (c)                                 5,465            5,465
Bybee Foods LLC, 5.40%, 11/1/26 *                                 1,600            1,600
Capital One Funding Corp., 5.35%,
   10/1/14, (LOC: Bank One) *                                     2,029            2,029
Capital One Funding Corp., 5.35%,
   7/2/18, (LOC: Bank One) * (c)                                    712              712
Capital One Funding Corp., 5.35%,
   10/1/21, (LOC: Bank One) * (c)                                 1,000            1,000
Capital One Funding Corp., 5.35%,
   1/4/27, (LOC: Bank One) *                                      4,534            4,534
Central Michigan Inns, 5.40%, 4/1/30,
   (LOC: Michigan National Bank) *                                2,010            2,010


                                    Continued


                                        5


PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
CHF-ELON LLC, 5.34%, 6/1/35,
   (LOC: Regions Financial Corp) * (c)                     $      6,500      $     6,500
Clare at Water Tower, 5.35%, 5/15/38,
   (LOC: Lasalle Bank) *                                         12,500           12,500
Cornerstone Funding Corp., 5.46%,
   12/1/11, (LOC: SunTrust) *                                     8,080            8,080
Cornerstone Funding Corp., 5.46%,
   9/1/25, (LOC: SunTrust) *                                      5,690            5,690
Harry W. Albright, Jr., 5.50%, 5/1/21,
   (LOC: National Australia Bank) *                               5,485            5,485
HWP Co., Ltd. Project, 5.40%,
   12/3/18, (LOC: National City Bank) * (c)                       4,340            4,340
Iowa 80 Group Inc., 5.33%, 6/1/16,
   (LOC: Wells Fargo) *                                           4,000            4,000
Jackson 2000, 5.40%, 6/1/49, (LOC:
   KeyBank) *                                                     8,975            8,975
Jefferson Land Development, 5.45%,
   10/1/16, (LOC: National City Bank) * (c)                       1,030            1,030
Landmark Medical LLC, 5.39%,
   1/1/21, (LOC: Bank One) *                                      7,680            7,680
Lexington Financial Services, 5.44%,
   2/1/26, (LOC: LaSalle Bank) *                                  8,800            8,800
Mount Carmel East Professional,
   5.40%, 1/1/14, (LOC: National City) * (c)                      1,580            1,580
Mr. K Enterprises, 5.59%, 9/1/16,
   (LOC: National Australia Bank) *                               6,150            6,150
New Belgium Brewery Co., 5.49%,
   7/1/15, (LOC: KeyBank) *                                       3,195            3,195
Northside Christian Church, 5.39%,
   4/1/30, (LOC: Bank One) *                                      6,720            6,720
PCI Paper Conversions, Inc., 5.40%,
   4/1/10, (LOC: KeyBank) *                                       1,870            1,870
Pittsburgh Technical Institute, 5.40%,
   10/1/15, (LOC: National City Bank) *                          10,125           10,125
Precision Tool and Die, 5.40%, 3/1/10,
   (LOC: National City Bank) *                                    3,983            3,983
Revenue Bond CTF Series Trust,
   5.65%, 6/1/24, (LOC: AIG) * (c)                                3,790            3,790
Revenue Bond CTF Series Trust
   Castlegate 3, 5.65%, 6/1/17,
   (LOC: AIG) * (c)                                               2,540            2,540
Royal Town Center LLC Project,
   5.40%, 10/1/47, (LOC:
   Comerica Bank) * (c)                                           5,095            5,095
Saint Andrew United, 5.35%, 7/1/29,
   (LOC: Wachovia Bank) *                                        13,335           13,335
SDK Cameron LLC, 5.40%, 10/1/35,
   (LOC: Comerica Bank) * (c)                                     3,275            3,275
Second & Main, Ltd., 5.40%, 8/1/11,
   (LOC: National City Bank) *                                    1,750            1,750
Secor Realty, Inc., 5.40%, 4/1/20,
   (LOC: National City Bank) *                                    8,190            8,190


                                    Continued

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
SGS Tool Co., 5.40%, 12/1/12, (LOC:
   Bank One) *                                             $      4,750      $     4,750
Zeigler Realty LLC, 5.40%, 9/1/26,
   (LOC: National City Bank) *                                    1,920            1,920
                                                                             -----------

TOTAL DEMAND NOTES                                                               181,478
                                                                             -----------

MUNICIPAL BONDS (16.2%)
ALASKA (0.3%)
Four Dam Pool Electric Revenue,
   5.34%, 7/1/26 *                                                3,480            3,480
                                                                             -----------

CALIFORNIA (3.8%)
Riverside County, 5.38%, 11/1/20 *                                7,000            7,000
Sacramento County, 5.38%, 7/1/22 *                               32,430           32,430
                                                                             -----------
                                                                                  39,430
                                                                             -----------
COLORADO (0.2%)
Pueblo Housing Authority Purchasing
   Revenue, 5.49%, 12/1/18 * (c)                                  1,820            1,820
                                                                             -----------

GEORGIA (1.0%)
Columbus Development Authority,
   Industrial Revenue, Litho-Krome
   Project, 5.43%, 8/1/22 *                                      10,125           10,125
                                                                             -----------

ILLINOIS (1.4%)
Chicago, Series B, 5.39%, 1/1/19 *                               13,530           13,530
Kane County School District, Series A,
   5.50%, 12/1/06                                                   335              335
                                                                             -----------
                                                                                  13,865
                                                                             -----------
IOWA (0.7%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   5.39%, 9/1/21 *                                                6,980            6,980
                                                                             -----------

KENTUCKY (1.5%)
Bardstown Industrial Revenue, 5.50%,
   6/1/24 *                                                       7,950            7,950
Webster County Industrial Revenue,
   Green River Project, 5.35%, 11/1/24 *                          7,700            7,700
                                                                             -----------
                                                                                  15,650
                                                                             -----------
MICHIGAN (2.0%)
Commerce Charter Township,
   Downtown Development, 5.37%,
   10/1/34 *                                                     20,000           20,000
                                                                             -----------

MINNESOTA (1.0%)
Minneapolis Taxable Pension, 5.34%,
   12/1/13 *                                                      9,830            9,830
                                                                             -----------


                                    Continued


                                        6


                                                                 PRIME MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                           JULY 31, 2006
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
NEW YORK (1.2%)
Housing Development Corp.,
   Multifamily Rental Housing Revenue,
   5.30%, 6/1/33 *                                         $     12,655      $    12,655
                                                                             -----------

NORTH CAROLINA (1.5%)
Roman Catholic Diocese, Series A,
   5.45%, 6/1/18 *                                               15,225           15,225
                                                                             -----------

OHIO (0.4%)
Cleveland-Cuyahoga County, Port
   Authority Revenue, CBT Project,
   5.40%, 6/1/31 *                                                4,500            4,500
                                                                             -----------

PENNSYLVANIA (0.3%)
Allegheny County, Industrial
   Development Authority Revenue,
   5.40%, 5/1/15 *                                                2,680            2,680
                                                                             -----------

UTAH (0.2%)
Housing Corp., Multi Family Revenue,
   5.65%, 1/1/22 *                                                2,061            2,061
                                                                             -----------

WASHINGTON (0.7%)
Housing Finance Community,
   Multifamily Revenue, Monticello Park
   Project, 5.36%, 9/1/34 *                                       3,865            3,865
State Housing Finance Community,
   Multi Family Revenue, Eaglepointe
   Apartments-B, 5.65%, 7/1/28 *                                  1,610            1,610
State Housing Finance Community,
   Multi Family Revenue,Winterhill
   Apartments-B, 5.65%, 7/1/28 *                                  2,175            2,175
                                                                             -----------
                                                                                   7,650
                                                                             -----------

TOTAL MUNICIPAL BONDS                                                            165,951
                                                                             -----------

U.S. GOVERNMENT AGENCIES (0.5%)
FREDDIE MAC (0.5%)
   4.85%, 2/27/07                                                 5,000            4,996
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCIES                                                     4,996
                                                                             -----------


                                    Continued

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.3%)
Deutsche Bank, 5.27%, 8/1/06,
   (Proceeds at maturity, $45,007,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-6.00%, 12/12/06-05/25/11,
   value $45,901)                                          $     45,000      $    45,000
UBS Investment Bank, 5.27%, 8/1/06,
   (Proceeds at maturity, $60,427,
   Collateralized by various U.S.
   Government Agency securities,
   5.70%-5.75%, 7/3/25-7/21/25,
   value $61,628)                                                60,418           60,418
                                                                             -----------

TOTAL REPURCHASE AGREEMENTS                                                      105,418
                                                                             -----------

MONEY MARKETS (0.2%)
AIM STIT Liquid Assets Portfolio                              1,181,119            1,181
Goldman Sachs Financial Square
   Prime Obligations Fund                                     1,169,913            1,170
                                                                             -----------

TOTAL MONEY MARKETS                                                                2,351
                                                                             -----------

TOTAL INVESTMENTS (COST $1,019,414) (A) - 99.7%                                1,019,414

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                       3,043
                                                                             -----------

NET ASSETS - 100.0%                                                          $ 1,022,457
                                                                             ===========



                 See notes to schedules of portfolio investments
                       and notes to financial statements.

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (15.1%)
Bank of Nova Scotia, 5.34%, 9/29/06*                       $     20,000      $    19,998
Barclays Capital, 4.74%, 1/19/07                                 10,000            9,986
Barclays Capital, 5.34%, 1/29/07 *                               17,500           17,499
Bear Stearns & Co., Inc., 5.36%, 9/19/06 *                       20,000           20,000
BNP Paribas, 4.24%, 8/25/06                                       6,050            6,047
BNP Paribas, 4.93%, 9/5/06                                       10,000           10,000
Canadian Imperial Bank, 5.02%,
   11/27/06                                                      15,000           15,000
Credit Suisse First Boston, 5.10%,
   8/30/06                                                       12,000           12,000
Deutsche Bank, 4.11%, 8/25/06                                    15,000           14,990
Dexia Credit, 5.27%, 11/6/06 *                                   15,000           15,000
Marshall & Ilsley, 5.44%, 10/25/06                               15,000           15,000
Natexis Banques Populaires, 4.75%,
   10/26/06                                                      18,000           17,986
National City Bank, 5.34%, 5/11/07 *                              5,000            5,001
Royal Bank of Scotland, 5.34%, 12/27/06 *                        11,000           10,999
Royal Bank of Scotland, 5.34%, *
   2/23/07                                                       10,000            9,999
SunTrust Bank, 5.35%, 8/22/06 *                                  15,000           15,000
Toronto Dominion Bank, 5.10%,
   10/4/06                                                       12,000           12,000
Wachovia Bank NA, 5.46%, 3/30/07 *                                8,800            8,800
                                                                             -----------

TOTAL CERTIFICATES OF DEPOSIT                                                    235,305
                                                                             -----------

COMMERCIAL PAPER (22.9%)
Abbey National, 5.17%, 8/7/06 **                                 15,000           14,987
American Honda Finance Corp.,
   5.37%, 9/12/06 **                                             15,000           14,907
Bank of America Corp., 5.27%, 9/7/06 **                          11,000           10,941
Barclays U.S. Funding, 5.18%, 8/24/06 **                          5,000            4,984
Barclays U.S. Funding, 5.40%, 9/21/06 **                         10,000            9,925
Barclays U.S. Funding, 5.41%, 9/25/06 **                         15,000           14,877
Bear Stearns & Co., Inc., 5.31%, 8/7/06 **                       15,000           14,987
Bear Stearns & Co., Inc., 5.45%, 10/26/06 **                     10,000            9,871
BNP Paribas, 5.18%, 8/17/06 **                                   21,450           21,401
BNP Paribas, 5.45%, 9/29/06 **                                   14,000           13,877
California State University, 5.48%,
   10/3/06                                                          312              312
California State University, 5.48%,
   10/3/06                                                        7,754            7,754
Defpa Bank PLC, 5.46%, 10/13/06 ** (c)                            5,000            4,945
General Electric Capital Corp., 5.27%,
   12/29/06 **                                                   10,000            9,788
Merrill Lynch & Co., 5.29%, 8/8/06 **                            20,000           19,979
Metlife Funding, Inc., 5.17%, 8/22/06 **                          5,000            4,985
National City Bank, 5.29%, 8/4/06 **                             15,000           14,993
National Rural Utilities CO-OP, 5.33%,
   8/10/06 **                                                    10,500           10,486
Nestle Capital Corp., 5.31%, 11/29/06 ** (c)                     10,000            9,827
Purdue University Research, 5.32%,
   11/1/06                                                        6,150            6,150


                                    Continued


                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER, CONTINUED
Rabobank U.S. Financial Corp., 5.27%,
   9/29/06 **                                              $     11,000      $    10,907
Salvation Army, 5.55%, 9/26/06                                    3,000            3,000
San Jose California International
   Airport, 5.30%, 8/3/06 **                                      8,124            8,122
Scotiabank, Inc., 5.37%, 8/25/06 ** (c)                          25,000           24,911
Societe Generale, 5.30%, 8/1/06 **                               30,000           30,000
Societe Generale, 5.13%, 8/8/06 **                                5,900            5,894
Societe Generale, 5.22%, 10/6/06 **                              14,000           13,867
Toyota Motor Credit Corp., 5.27%,
   11/6/06 *                                                     15,000           15,000
UBS Finance, Inc., 5.21%, 8/21/06 **                              4,900            4,886
UBS Finance, Inc., 5.35%, 8/24/06 **                             15,000           14,949
University Of Michigan, 5.32%,
   8/2/06                                                         4,660            4,660
                                                                             -----------

TOTAL COMMERCIAL PAPER                                                           356,172
                                                                             -----------

CORPORATE BONDS (26.7%)
Abbott Laboratories, 6.40%, 12/1/06                               1,000            1,005
American Express Credit Corp.,
   5.50%, 9/12/06                                                 7,000            7,008
Bank of America Corp., 7.13%,
   9/15/06                                                        8,503            8,529
Bank of America Corp., 5.25%,
   2/1/07                                                         6,700            6,685
Bear Stearns & Co., Inc., 5.31%,
   2/15/07 *                                                     15,000           15,014
Bear Stearns & Co., Inc., 5.38%,
   8/3/07 *                                                      15,000           15,000
Citigroup, Inc., 5.50%, 8/9/06                                    2,000            2,000
Citigroup, Inc., 5.33%, 6/4/07 *                                  5,000            5,004
Credit Suisse First Boston, 5.88%,
   8/1/06                                                        28,500           28,501
Credit Suisse First Boston, 5.47%,
   1/12/07 *                                                     15,000           14,999
Fleetboston Financial Corp., 4.88%,
   12/1/06                                                        4,918            4,913
Florida Hurricane Catastrophe, 5.38%,
   8/15/07 *                                                     15,000           15,000
General Electric Capital Corp., 5.00%,
   2/15/07                                                        5,000            4,981
Goldman Sachs Group, Inc., 5.39%,
   8/1/06 *                                                      20,000           20,001
Goldman Sachs Group, Inc., 5.66%,
   10/27/06 *                                                    11,050           11,055
Goldman Sachs Group, Inc., 5.26%,
   5/11/07 *                                                      6,000            6,006
Healthcare Network Property, 5.35%,
   1/1/29 *                                                      16,300           16,300
Household Finance Corp., 5.75%,
   1/30/07                                                       19,896           19,963
HSBC Finance Corp., 6.88%, 3/1/07                                 5,000            5,045
HSBC Finance Corp., 5.32%, 8/6/07                                15,000           15,000


                                    Continued


                                        8


                                                         INSTITUTIONAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                           JULY 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
CORPORATE BONDS, CONTINUED
IBM Corp., 5.49%, 6/28/07 *                                $     25,000      $    25,009
JP Morgan Chase & Co., 5.25%,
   5/30/07                                                        3,285            3,274
Lehman Brothers Holdings, 7.50%,
   9/1/06                                                        11,110           11,135
Merrill Lynch & Co., 5.60%, 9/18/06 *                             7,400            7,402
Merrill Lynch & Co., 4.18%, 1/26/07                               9,000            8,969
Merrill Lynch & Co., 5.36%, 2/1/07                                3,270            3,274
Merrill Lynch & Co., 5.41%, 6/15/07 *                            20,000           20,013
National City Bank Michigan/Illinois,
   5.29%, 9/1/06 *                                               12,000           12,000
National City Bank Of Indiana, 4.88%,
   7/20/07                                                        4,920            4,889
Northern Trust Corp., 2.88%,
   12/15/06                                                       2,610            2,587
Procter & Gamble Co., 4.75%,
   6/15/07                                                        5,000            4,970
SunTrust Bank, 2.50%, 11/1/06                                     4,365            4,334
SunTrust Bank, 5.23%, 5/17/07 *                                   2,155            2,156
U.S. Bank, 2.85%, 11/15/06                                        4,465            4,441
Wachovia Bank NA, 4.85%, 7/30/07                                  5,000            4,961
Wachovia Corp., 4.95%, 11/1/06                                   13,897           13,900
Wachovia Corp., 6.63%, 11/15/06                                   2,500            2,510
Wachovia Corp., 5.28%, 12/4/06 *                                  5,000            5,000
Wells Fargo & Co., 5.42%, 9/15/06 *                               4,000            4,001
Wells Fargo & Co., 5.13%, 2/15/07                                13,335           13,320
Wells Fargo & Co., 5.51%, 3/23/07 *                              25,000           25,016
Wells Fargo & Co., 5.38%, 8/15/07 *                              10,000           10,000
                                                                             -----------

TOTAL CORPORATE BONDS                                                            415,170
                                                                             -----------

DEMAND NOTES (4.3%)
Capital One Funding, 5.35%, 8/2/21,
   (LOC: Bank One) *                                              4,338            4,338
Capital One Funding, 5.35%, 4/1/26,
   (LOC: Bank One) *                                              7,451            7,451
CHF-ELON LLC, 5.34%, 6/1/35,
   (LOC: Regions Financial Corp) * (c)                            7,000            7,000
Cornerstone Funding Corp., 5.39%,
   11/15/06, (LOC: SunTrust) *                                    4,381            4,381
Cornerstone Funding Corp., 5.46%,
   1/1/34, (LOC: SunTrust) *                                      4,156            4,156
Gulf Gate Apartments, 5.39%, 9/1/28,
   (LOC: Wells Fargo) * (c)                                       2,000            2,000
J&S Properties, Inc., 5.40%, 3/1/26 *                             3,500            3,500
Metaltec Steel Abrasive, 5.37%,
   11/1/34, (LOC: Comerica Bank) *                                4,505            4,505
Northport Baptist Church, 5.45%,
   9/1/24, (LOC: Regions Financial Corp.) *                       3,100            3,100
Park State Properties LLC, 5.40%,
   11/1/34, (LOC: US Bank) *                                      5,500            5,500
Praise Tabernacle Outreach, 5.45%,
   6/1/24, (LOC: Comerica Bank) *                                 3,615            3,615


                                    Continued


                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
DEMAND NOTES, CONTINUED
Presentation School, Inc., 5.35%,
   7/1/30, (LOC: FHLB) *                                   $      5,700      $     5,700
Sioux City Brick & Tile, 5.35%,
   12/1/36 * (c)                                                 12,250           12,250
                                                                             -----------

TOTAL DEMAND NOTES                                                                67,496
                                                                             -----------

MUNICIPAL BONDS (18.7%)
ARKANSAS (2.0%)
Mississippi County Industrial
   Development Revenue, 5.40%, 5/1/36 * (c)                      14,000           14,000
Northwest Regional Airport Authority,
   Airport Revenue, Series A, 5.40%,
   2/1/21 *                                                      15,725           15,725
Northwest Regional Airport Authority,
   Airport Revenue, Series B, 5.40%,
   2/1/08 *                                                       1,235            1,235
                                                                             -----------
                                                                                  30,960
                                                                             -----------
CALIFORNIA (1.6%)
Kern Water Authority Revenue, Series
   B, 5.39%, 7/1/28 *                                             4,600            4,600
Sacramento County, 5.38%, 7/1/22 *                                5,000            5,000
Sacramento County Housing
   Authority, Multifamily Revenue,
   Natomas Park Apartments, Series B,
   5.37%, 7/15/35 *                                               1,950            1,950
Saint Michael's Episcopal Day School,
   5.44%, 7/1/28 *                                                1,990            1,990
San Jose Financing Authority Lease
   Revenue, Hayes Mansion, Phase B,
   5.38%, 7/1/24 *                                                8,000            8,000
Statewide Community Development
   Authority, Multifamily Revenue, Palms
   Apartments, 5.35%, 5/15/35 *                                   2,745            2,745
Statewide Community Development
   Authority, Multifamily Revenue,
   Series X-T, 5.37%, 10/15/32 *                                  1,300            1,300
                                                                             -----------
                                                                                  25,585
                                                                             -----------
FLORIDA (0.4%)
Housing Finance Corp., Mulitfamily
   Revenue, 5.36%, 5/15/36 *                                      7,000            7,000
                                                                             -----------

GEORGIA (1.6%)
Athens-Clarke County Industrial
   Development Authority Revenue,
   Leucadia Inc., Project, 5.39%, 7/1/07 * (c)                    3,550            3,550
Augusta Housing Authority
   Multifamily Revenue, 5.42%, 5/15/33 *                            500              500
Gwinnett County Development
   Authority, Hopewell Christian
   Academy, 5.37%, 12/1/21 *                                      6,100            6,100
Municipal Gas Authority Revenue,
   5.43%, 2/1/15 *                                               15,175           15,175
                                                                             -----------
                                                                                  25,325
                                                                             -----------


                                       9


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
ILLINOIS (1.6%)
Financial Authority Revenue, Fairview
   Obligation, Series D, 5.35%, 8/15/34 *                  $      1,150      $     1,150
Financial Authority Revenue, Fariview
   Obligation, Series C, 5.35%, 8/15/34 *                        12,350           12,350
Financial Authority Revenue,
   Franciscan Community, Series B,
   5.35%, 5/1/36 *                                               12,000           12,000
                                                                             -----------
                                                                                  25,500
                                                                             -----------
INDIANA (1.9%)
Health Facilities Financing Authority
   Revenue, 5.35%, 4/1/24 *                                       4,470            4,470
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana,
   Series B, 5.35%, 8/1/25 *                                     23,875           23,875
Indianapolis Economic Development
   Multifamily Housing Revenue, Series B,
   5.45%, 11/1/36 *                                                 985              985
                                                                             -----------
                                                                                  29,330
                                                                             -----------
IOWA (0.3%)
Finance Authority Retirement
   Community Revenue, 5.35%, 12/1/20 *                            5,315            5,315
                                                                             -----------

KENTUCKY (0.3%)
Boone County Industrial Revenue,
   5.49%, 6/1/23 *                                                5,230            5,230
                                                                             -----------

MARYLAND (1.3%)
State Health & Higher Educational
   Facilities Revenue, Series B, 5.35%,
   1/1/28 *                                                      19,900           19,900
                                                                             -----------

MICHIGAN (2.9%)
Canton Charter Township, General
   Obligation, 5.49%, 3/1/11 *                                    1,500            1,500
Commerce Charter Township,
   Downtown Development, 5.37%,
   10/1/18 *                                                     13,000           13,000
Commerce Charter Township,
   Downtown Development, 5.37%,
   10/1/34 *                                                     15,000           15,000
Kent County, 5.40%, 3/1/08 *                                     12,000           12,000
Ypsilanti Charter Township, Taxable
   Capital Improvements, Series B, 5.49%,
   4/1/19 *                                                       3,340            3,340
                                                                             -----------
                                                                                  44,840
                                                                             -----------
MINNESOTA (0.3%)
Plymouth Revenue, Carlson Center
   Project, 5.39%, 4/1/12 *                                       1,100            1,100
St. Paul Port Authority District, 5.46%,
   3/1/22 *                                                       3,580            3,580
                                                                             -----------
                                                                                   4,680
                                                                             -----------


                                    Continued


                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MISSOURI (0.6%)
Kansas City Industrial Development
   Authority, Taxable Downtown Arena,
   5.43%, 4/1/40 *                                         $      8,925      $     8,925
                                                                             -----------

NEBRASKA (0.8%)
Omaha Special Obligation, Riverfront
   Redevelopment, 5.50%, 2/1/26 *                                11,765           11,765
                                                                             -----------

NEW MEXICO (0.2%)
Albuquerque Industrial Revenue,
   KTECH Corp. Project, 5.39%, 11/1/22 *                          3,785            3,785
                                                                             -----------

NEW YORK (1.0%)
Housing Development Corp.,
   Multifamily Rental Housing Revenue,
   5.30%, 6/1/33 *                                               14,900           14,900
                                                                             -----------

NORTH CAROLINA (0.5%)
Roman Catholic Diocese, Series A,
   5.45%, 6/1/18 *                                                8,140            8,140
                                                                             -----------

OHIO (0.2%)
Cuyahoga County Ohio Health Care
   Revenue, 5.45%, 5/15/12 *                                      3,125            3,125
                                                                             -----------

PENNSYLVANIA (0.3%)
Berks County Industrial Development
   Authority Revenue, 5.40%, 7/1/16 * (c)                         1,500            1,500
Berks County Municipal Authority,
   5.45%, 5/15/22 *                                               2,885            2,885
                                                                             -----------
                                                                                   4,385
                                                                             -----------
TEXAS (0.1%)
Alamo Heights Higher Education
   Facilities Corp., 5.50%, 4/1/07 *                                840              840
                                                                             -----------

UTAH (0.2%)
Tooele City Industrial Development
   Revenue, Series A, 5.39%, 10/1/22 *                            2,800            2,800
                                                                             -----------

VIRGINIA (0.3%)
Arlington County Industrial
   Development Authority, 5.33%, 2/1/16 *                         5,000            5,000
                                                                             -----------

WASHINGTON (0.3%)
Housing Finance Community
   Multifamily Housing Revenue, Everett,
   Series B, 5.36%, 1/15/38 *                                     2,000            2,000
Housing Finance Community
   Multifamily Housing Revenue,
   Granite Falls,
   Series B, 5.37%, 10/1/27 *                                     1,190            1,190



                                    Continued

                                       10


                                                         INSTITUTIONAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                           JULY 31, 2006
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
WASHINGTON, CONTINUED
Housing Finance Community
   Multifamily Housing Revenue,
   Summer Ridge,
   Series B, 5.46%, 12/1/29 *                              $        780      $       780
                                                                             -----------
                                                                                   3,970
                                                                             -----------

TOTAL MUNICIPAL BONDS                                                            291,300
                                                                             -----------

U.S. GOVERNMENT AGENCIES (1.1%)
FREDDIE MAC (1.1%)
4.85%, 2/27/07                                                   10,000            9,992
5.40%, 1/15/42 *                                                  7,793            7,793
                                                                             -----------
                                                                                  17,785
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCIES                                                    17,785
                                                                             -----------

REPURCHASE AGREEMENTS (10.9%)
Deutsche Bank, 5.27%, 8/1/06,
   (Proceeds at maturity, $110,016,
   Collateralized by various U.S.
   Government Agency securities,
   4.75%-6.00%, 1/18/11-4/25/16,
   value $112,201)                                              110,000          110,000
UBS Investment Bank, 5.27%, 8/1/06,
   (Proceeds at maturity, $60,398,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-6.125%, 2/22/07-10/27/25,
   value $61,600)                                                60,389           60,389
                                                                             -----------

TOTAL REPURCHASE AGREEMENTS                                                      170,389
                                                                             -----------


                                    Continued

                                                              SHARES            VALUE
----------------------------------------------------------------------------------------

MONEY MARKETS (0.3%)
AIM STIT Liquid Assets Portfolio                              2,561,192      $     2,561
Goldman Sachs Financial Square
   Prime Obligations Fund                                     1,664,799            1,665
                                                                             -----------

TOTAL MONEY MARKETS                                                                4,226
                                                                             -----------

TOTAL INVESTMENTS (COST $1,557,843) (A) - 100.0%                               1,557,843

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                         390
                                                                             -----------

NET ASSETS - 100.0%                                                          $ 1,558,233
                                                                             ===========

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
GOVERNMENT BONDS (1.2%)
Overseas Private Invest, 5.35%, 12/31/10 *                 $      2,000      $     2,000
Overseas Private Invest, 5.35%, 5/15/21 *                         5,000            5,000
                                                                             -----------

TOTAL GOVERNMENT BONDS                                                             7,000
                                                                             -----------

U.S. GOVERNMENT AGENCIES (67.1%)
FANNIE MAE (16.1%)
4.00%, 8/8/06                                                     5,000            4,999
2.75%, 8/11/06                                                   11,500           11,493
5.22%, 9/7/06 *                                                  22,100           22,100
5.46%, 9/20/06 **                                                 5,858            5,816
5.30%, 9/21/06 *                                                 13,325           13,325
5.48%, 9/27/06 **                                                 2,335            2,316
2.81%, 9/28/06                                                    2,000            1,992
2.13%, 9/29/06                                                    1,000              995
5.41%, 10/4/06 **                                                 5,000            4,954
4.00%, 10/16/06                                                     500              499
2.63%, 11/15/06                                                   5,000            4,958
3.00%, 12/15/06                                                   6,000            5,952
3.55%, 1/12/07                                                    4,000            3,968
2.63%, 1/19/07                                                    5,000            4,940
2.71%, 1/30/07                                                    5,000            4,935
3.00%, 2/26/07                                                    2,550            2,514
3.00%, 3/2/07                                                       500              493
                                                                             -----------
                                                                                  96,249
                                                                             -----------
FEDERAL FARM CREDIT BANK (8.4%)
5.24%, 8/1/06 *                                                  15,000           15,000
2.25%, 9/1/06                                                     1,100            1,097
3.20%, 10/12/06                                                   2,000            1,994
5.27%, 12/22/06 *                                                10,000           10,000
5.27%, 1/3/07 *                                                  11,075           11,077
1.88%, 1/16/07                                                      811              799
5.33%, 3/29/07 *                                                 10,000           10,003
                                                                             -----------
                                                                                  49,970
                                                                             -----------
FEDERAL HOME LOAN BANK (26.9%)
5.18%, 8/4/06 **                                                 10,200           10,196
5.21%, 8/9/06 **                                                 10,000            9,989
3.50%, 8/15/06                                                    9,375            9,371
5.25%, 8/15/06                                                    2,000            2,000
5.26%, 8/18/06 **                                                 4,300            4,289
5.28%, 8/21/06 *                                                 30,000           30,001
2.88%, 9/15/06                                                    5,000            4,986
3.75%, 9/29/06                                                    2,500            2,494
2.38%, 10/2/06                                                    2,300            2,291
2.63%, 10/16/06                                                   5,800            5,767
5.20%, 11/9/06 *                                                 15,000           14,998
5.48%, 11/10/06 **                                                8,157            8,034
2.75%, 11/15/06                                                   6,000            5,964
4.88%, 11/15/06                                                   5,505            5,498
3.75%, 11/30/06                                                   2,200            2,187
2.60%, 12/12/06                                                   1,000              991
2.75%, 12/15/06                                                   3,000            2,975


                                    Continued

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
3.80%, 12/22/06                                            $      2,810      $     2,797
3.50%, 1/18/07                                                    3,300            3,270
4.00%, 1/23/07                                                    2,500            2,483
3.38%, 2/23/07                                                      800              792
2.45%, 3/23/07                                                    2,200            2,158
5.26%, 5/10/07 *                                                 10,000            9,999
3.50%, 5/15/07                                                    2,100            2,072
5.28%, 6/14/07 *                                                 15,000           15,000
                                                                             -----------
                                                                                 160,602
                                                                             -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION (5.5%)
4.99%, 8/1/06 **                                                  5,000            5,000
5.27%, 8/22/06 **                                                 4,500            4,486
5.10%, 9/20/06 **                                                 5,000            4,965
5.10%, 10/17/06 **                                                5,000            4,947
5.36%, 10/31/06 **                                                3,500            3,454
5.18%, 11/21/06 **                                                5,000            4,921
5.28%, 12/1/06 **                                                 2,350            2,309
2.38%, 2/15/07                                                    2,563            2,523
                                                                             -----------
                                                                                  32,605
                                                                             -----------
FREDDIE MAC (10.2%)
2.75%, 8/15/06                                                    4,630            4,626
3.75%, 11/15/06                                                   4,000            3,985
2.50%, 11/28/06                                                   2,250            2,234
2.88%, 12/15/06                                                  10,460           10,372
2.85%, 2/23/07                                                    1,706            1,684
4.88%, 3/15/07                                                    4,000            3,983
5.40%, 1/15/42 *                                                 24,352           24,352
5.40%, 10/15/45 *                                                 9,928            9,928
                                                                             -----------
                                                                                  61,164
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCIES                                                   400,590
                                                                             -----------

REPURCHASE AGREEMENTS (31.5%)
Deutsche Bank, 5.27%, 8/1/06,
   (Proceeds at maturity, $90,013,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-5.50%, 8/15/06-8/15/09,
   value $91,801)                                                90,000           90,000
UBS Investment Bank, 5.27%, 8/1/06,
   (Proceeds at maturity, $98,326,
   Collateralized by various U.S.
   Government Agency securities,
   0.00%-7.10%, 8/30/06-4/28/26,
   value $100,280)                                               98,312           98,312
                                                                             -----------

TOTAL REPURCHASE AGREEMENTS                                                      188,312
                                                                             -----------


                                    Continued

                                       12


                                              INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                           JULY 31, 2006
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              SHARES            VALUE
----------------------------------------------------------------------------------------
MONEY MARKETS (0.2%)
AIM STIT Government Agency Money
   Market Fund                                                1,123,147      $     1,123
Goldman Sachs Financial Square
   Government Fund                                                4,125                4
                                                                             -----------

TOTAL MONEY MARKETS                                                                1,127
                                                                             -----------

TOTAL INVESTMENTS (COST $597,029) (A) - 100.0%                                   597,029

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                         (97)
                                                                             -----------

NET ASSETS - 100.0%                                                          $   596,932
                                                                             ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (97.4%)
FEDERAL FARM CREDIT BANK (17.6%)
5.24%, 8/1/06 *                                            $     10,000      $    10,000
5.17%, 8/11/06 **                                                 6,670            6,660
4.82%, 8/31/06 **                                                 2,500            2,490
3.02%, 11/24/06                                                   1,000              993
5.40%, 12/15/06 **                                                1,475            1,446
5.27%, 12/22/06 *                                                 5,000            5,000
5.27%, 1/3/07 *                                                   7,150            7,152
3.27%, 1/12/07                                                    1,000              993
4.60%, 1/23/07                                                      500              500
                                                                             -----------
                                                                                  35,234
                                                                             -----------
FEDERAL HOME LOAN BANK (79.8%)
5.10%, 8/2/06 **                                                 10,485           10,484
5.18%, 8/4/06 **                                                 10,000            9,996
5.19%, 8/7/06 **                                                  2,148            2,146
5.17%, 8/9/06 **                                                 14,600           14,583
3.25%, 8/11/06                                                    2,205            2,204
5.19%, 8/11/06 **                                                 7,838            7,827
3.50%, 8/15/06                                                    7,265            7,261
5.25%, 8/15/06                                                    3,245            3,246
6.38%, 8/15/06                                                    2,265            2,266
5.19%, 8/16/06 **                                                13,170           13,142
3.38%, 8/18/06                                                      700              700
5.20%, 8/18/06 **                                                10,000            9,976
5.28%, 8/21/06 *                                                 15,000           15,000
5.23%, 8/23/06 **                                                15,050           15,002
5.29%, 8/25/06 **                                                 4,047            4,033
2.95%, 9/14/06                                                    3,545            3,536
2.88%, 9/15/06                                                    1,645            1,640
3.13%, 9/15/06                                                      800              798
3.13%, 9/15/06                                                    1,400            1,397
2.10%, 10/13/06                                                     250              248
2.63%, 10/16/06                                                     905              899
5.20%, 11/9/06 *                                                  5,000            4,999
2.75%, 11/15/06                                                   2,445            2,429
3.00%, 11/15/06                                                   1,000              995
3.13%, 11/15/06                                                   1,410            1,402
4.13%, 11/15/06                                                   1,685            1,678
4.88%, 11/15/06                                                     400              400
4.10%, 11/17/06                                                     300              299
3.20%, 11/29/06                                                   1,000              995
2.75%, 12/15/06                                                   1,350            1,339
3.80%, 1/16/07                                                      500              496
4.63%, 1/17/07                                                    1,440            1,435
3.50%, 1/18/07                                                      510              506
4.00%, 1/23/07                                                    1,500            1,490
2.88%, 2/15/07                                                      300              296
4.88%, 2/15/07                                                    1,455            1,449
3.75%, 3/7/07                                                     1,000              990
4.25%, 4/16/07                                                    2,500            2,478
5.28%, 6/14/07 *                                                 10,000           10,000
                                                                             -----------
                                                                                 160,060
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCIES                                                   195,294
                                                                             -----------


                                    Continued


                                                              SHARES            VALUE
----------------------------------------------------------------------------------------
MONEY MARKETS (2.5%)
AIM STIT Government Tax
   Advantage Fund                                                 7,476      $         7
Goldman Sachs Financial Square
   Federal Fund                                               4,973,585            4,974
                                                                             -----------

TOTAL MONEY MARKETS                                                                4,981
                                                                             -----------

TOTAL INVESTMENTS (COST $200,275) (A) - 99.9%                                    200,275

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                         158
                                                                             -----------

NET ASSETS - 100.0%                                                          $   200,433
                                                                             ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                       14


U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
TREASURY BILLS (5.0%)
4.54%, 8/3/06 **                                           $     10,000      $     9,998
4.60%, 8/10/06 **                                                10,000            9,989
4.73%, 9/14/06 **                                                20,000           19,887
4.80%, 9/21/06 **                                                10,000            9,933
5.17%, 12/21/06 **                                               10,000            9,801
                                                                             -----------

TOTAL TREASURY BILLS                                                              59,608
                                                                             -----------

TREASURY NOTES (8.4%)
2.63%, 11/15/06                                                  25,000           24,823
3.50%, 11/15/06                                                  10,000            9,968
2.88%, 11/30/06                                                  10,000            9,933
3.13%, 1/31/07                                                   35,000           34,641
6.25%, 2/15/07                                                   20,000           20,124
                                                                             -----------

TOTAL TREASURY NOTES                                                              99,489
                                                                             -----------

REPURCHASE AGREEMENTS (B) (86.7%)
ABN AMRO, 5.24%, 8/1/06                                         250,000          250,000
Bank of America, 5.24%, 8/1/06                                   75,000           75,000
Deutsche Bank, 5.24%, 8/1/06                                    265,000          265,000
Nesbitt Burns, 5.23%, 8/1/06                                    200,000          200,000
UBS Investment Bank, 5.24%, 8/1/06                              238,750          238,750
                                                                             -----------

TOTAL REPURCHASE AGREEMENTS                                                    1,028,750
                                                                             -----------

MONEY MARKETS (0.2%)
AIM STIT Money Market Fund                                    1,437,358            1,437
Goldman Sachs Financial Square
   Treasury Obligation                                        1,224,064            1,224
                                                                             -----------

TOTAL MONEY MARKETS                                                                2,661
                                                                             -----------

TOTAL INVESTMENTS (COST $1,190,508) (A) - 100.3%                               1,190,508

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                                    (3,439)
                                                                             -----------

NET ASSETS - 100.0%                                                          $ 1,187,069
                                                                             ===========


                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                           JULY 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.6%)
MICHIGAN (2.6%)
State Building Authority, 3.50%, 8/3/06                    $      5,000      $     5,000
                                                                             -----------

TOTAL COMMERCIAL PAPER                                                             5,000
                                                                             -----------

MUNICIPAL BONDS (96.9%)
ALASKA (0.4%)
Valdez Marine Terminal Revenue,
   Exxon Pipeline Co., Project A,
   3.57%, 12/1/33 *                                                 700              700
                                                                             -----------

MICHIGAN (94.0%)
Ann Arbor Economic Development
   Corp., Limited Obligation Revenue,
   Glacier Hills, Inc. Project,
   3.64%, 11/1/25*                                                2,250            2,250
Building Authority, 3.65%, 10/15/40 * (c)                        13,500           13,500
Building Authority Revenue, Series III,
   3.00%, 10/15/06                                                2,500            2,500
Detroit Sewage Disposal Revenue,
   3.68%, 7/1/33 *                                                  100              100
Detroit Waterfront Reclamation,
   Series C, 3.68%, 5/1/09 *                                      4,400            4,400
Dexter Community School District, GO,
   6.25%, 5/1/07                                                  1,730            1,762
Farmington Hills Economic
   Development Corp., Marketing
   Displays, (AMT), 3.75%, 9/1/08 *                                 470              470
Ferndale School District, GO, 5.50%,
   5/1/22                                                           200              203
Genesee County Economic Development
   Corp., Rawcar Group, (AMT),
   3.77%, 5/1/20 *                                                2,005            2,005
Holland School District, GO, 4.00%,
   5/1/07                                                           150              150
Hospital Finance Authority Revenue,
   Balmoral, Inc., 3.25%, 9/1/16 * (c)                              550              550
Housing Development Authority, Hunt
   Club Apartments, 3.68%, 7/15/35 *                                475              475
Housing Development Authority,
   Limited Obligation Revenue, Shoal
   Creek, 3.65%, 10/1/07 *                                        5,080            5,080
Housing Development Authority, Ltd.,
   3.71%, 6/1/25 *                                                5,050            5,050
Housing Development Authority, Ltd.,
   3.70%, 1/1/29 * (c)                                            3,800            3,800
Housing Development Authority, Ltd.,
   Series A, 3.70%, 9/1/35 *                                      6,900            6,900
Jackson County Hospital Financial
   Authority, Hospital Revenue, W.A.
   Foote Memorial Hospital-B,
   3.66%, 6/1/26 *                                                2,950            2,950


                                    Continued


                                       15


MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Livonia Economic Development Corp.,
   3.65%, 8/1/15 * (c)                                     $        500      $       500
Livonia Water Supply & Wastewater
   Systems, 2.50%, 11/1/06                                          200              200
Mancelona Area Water Sewer Authority,
   Water Supply Systems Revenue,
   3.72%, 4/1/21 *                                                  940              940
Marquette City Hospital Finance,
   Marquette General Hospital Group,
   3.71%, 7/1/09 *                                                1,755            1,755
Marquette County Economic
   Development Corp., Pioneer
   Labs, Inc., Series A, (AMT),
   3.81%, 6/1/12 *                                                  725              725
Municipal Bond Authority Revenue,
   Series A, 4.50%, 8/18/06                                       2,000            2,000
Municipal Bond Authority Revenue,
   Series B-1, 4.00%, 8/18/06                                     1,000            1,001
Municipal Bond Authority Revenue,
   Series C, 4.25%, 8/18/06                                       1,000            1,001
Muskegon County Wastewater
   Management System No. 1, (AMT),
   5.00%, 7/1/07                                                  1,000            1,012
Oakland County Economic Development
   Corp., Limited Obligation Revenue,
   Moody Family, Ltd., (AMT),
   3.85%, 9/1/12 * (c)                                            1,835            1,835
Oakland County Economic Development
   Corp., North America, (AMT),
   3.80%, 7/1/18 * (c)                                            1,240            1,240
Public Power Agency Revenue,
   Series A, 5.00%, 1/1/07                                        2,000            2,013
Romeo Community School District
   Building & Site, GO, 5.00%, 5/1/07                               125              126
Saginaw School District Building &
   Site, GO, 4.00%, 5/1/07                                        1,210            1,214
Southfield Economic Development,
   Lawrence Technical University
   Project, 3.72%, 10/1/31 *                                      2,850            2,850
St. Clair Shores Economic Development
   Corp., Borman's, Inc., (AMT),
   4.10%, 10/15/06 *                                                180              180
State Building Authority Revenue,
   3.65%, 10/15/16 *                                              3,900            3,900
State Comprehensive Transportation,
   Series B, 5.00%, 5/15/07                                         400              404
State Environmental Protection Program,
   GO, 5.50%, 11/1/06                                               385              387
State Hospital Finance Authority
   Revenue, Henry Ford Health Center,
   3.63%, 11/15/40 *                                              3,000            3,000


                                    Continued

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Hospital Financial Authority
   Revenue, Holland Community Hospital,
   Series B, 3.66%, 1/1/34 *                               $      1,400      $     1,400
State, Series A, GO, 4.50%, 9/29/06                               3,000            3,006
Strategic Fund Limited Obligation
   Revenue, 3.66%, 5/1/32 *                                       5,000            5,001
Strategic Fund, Automatic Spring,
   (AMT), 3.81%, 9/1/10 *                                         1,000            1,000
Strategic Fund, Banks Hardwoods, Inc.,
   (AMT), 3.78%, 7/1/12 * (c)                                       692              692
Strategic Fund, Biewer of Lansing,
   (AMT), 3.78%, 5/1/19 * (c)                                       885              885
Strategic Fund, Brazing Concepts Co.,
   (AMT), 3.88%, 9/1/18 * (c)                                     1,500            1,500
Strategic Fund, Donnelly Corp.,
   Series A, (AMT), 3.79%, 3/1/10 * (c)                           4,500            4,500
Strategic Fund, Donnelly Corp.,
   Series B, (AMT), 3.70%, 4/1/08 * (c)                           2,500            2,500
Strategic Fund, Emerson Schools,
   3.71%, 7/1/24 * (c)                                            2,555            2,555
Strategic Fund, Environmental Powder
   Co., (AMT), 3.80%, 7/1/22 *                                      120              120
Strategic Fund, Fitz-Land LLC, (AMT),
   3.77%, 8/1/25 *                                                2,365            2,365
Strategic Fund, Fleet Engineers Project,
   (AMT), 3.80%, 9/1/09 *                                           400              400
Strategic Fund, Forest City
   Technologies, (AMT), 3.77%, 9/1/15 *                           1,400            1,400
Strategic Fund, Frederick Wolfgang,
   (AMT), 3.80%, 9/1/26 *                                           820              820
Strategic Fund, Glastender, Inc., (AMT),
   3.88%, 9/1/08 * (c)                                              715              715
Strategic Fund, John Dekker & Sons,
   (AMT), 3.80%, 1/1/18 *                                           355              355
Strategic Fund, Joy Properties LLC,
   3.85%, 5/1/17 * (c)                                              580              580
Strategic Fund, Kaspari Investments
   LLC, (AMT), 3.88%, 6/1/09 * (c)                                  100              100
Strategic Fund, Kazoo, Inc., (AMT),
   3.65%, 3/15/07 *                                                  95               95
Strategic Fund, Kundinger, (AMT),
   3.80%, 2/1/29 * (c)                                            1,130            1,130
Strategic Fund, Limited Obligation
   Revenue, All American Property LLC,
   (AMT), 4.03%, 12/1/18 *                                          800              800
Strategic Fund, Limited Obligation
   Revenue, Aspen Reality LLC. Project,
   (AMT), 4.03%, 7/1/13 * (c)                                       100              100
Strategic Fund, Limited Obligation
   Revenue, Besser International Sales Co.
   Project, (AMT), 3.88%, 9/1/11 * (c)                              300              300

                                    Continued


                                       16

                                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                           JULY 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, BK Real Estate Project,
   (AMT), 3.77%, 12/1/23 *                                 $      1,990      $     1,990
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.
   (AMT), 3.88%, 9/1/10 * (c)                                       500              500
Strategic Fund, Limited Obligation
   Revenue, Cayman Chemical Company
   Project, (AMT), 3.77%, 6/1/28 * (c)                              830              830
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp. (AMT),
   3.88%, 11/1/11 * (c)                                           2,400            2,400
Strategic Fund, Limited Obligation
   Revenue, CTD Real Estate Co. (AMT),
   4.03%, 11/1/12 * (c)                                             100              100
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc. (AMT),
   3.88%, 3/1/11 *                                                1,800            1,800
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 3.68%, 6/1/31 *                                      2,400            2,400
Strategic Fund, Limited Obligation
   Revenue, Eclipse Mold (AMT),
   4.03%, 12/1/12 * (c)                                             400              400
Strategic Fund, Limited Obligation
   Revenue, Flyer Fund Leasing LLC
   Project, 3.88%, 11/1/17 * (c)                                  1,300            1,300
Strategic Fund, Limited Obligation
   Revenue, Gebara Management Co.
   LLC Project, 3.88%, 11/1/13 * (c)                                300              300
Strategic Fund, Limited Obligation
   Revenue, Harbor Industries, Inc.
   Project, (AMT), 3.81%, 4/1/25 *                                  400              400
Strategic Fund, Limited Obligation
   Revenue, Heartland Goodwill Project,
   3.66%, 9/1/25 *                                                  600              600
Strategic Fund, Limited Obligation
   Revenue, Henry Ford Museum Village
   Project, 3.68%, 12/1/33 *                                      1,895            1,895
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises, (AMT),
   3.78%, 3/1/11 * (c)                                              500              500
Strategic Fund, Limited Obligation
   Revenue, Lakeport Realty Project,
   4.03%, 6/1/07 * (c)                                              200              200
Strategic Fund, Limited Obligation
   Revenue, Landscape Forms, Inc. Project,
   (AMT), 3.88%, 5/1/14 * (c)                                       200              200
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 3.66%, 8/1/28 *                                       1,500            1,500


                                    Continued


                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, Metal Technologies Project,
   (AMT), 3.82%, 7/1/19 * (c)                              $      2,000      $     2,000
Strategic Fund, Limited Obligation
   Revenue, Midwest Kellering Co.
   Project, (AMT), 3.88%, 6/1/19 * (c)                            1,500            1,500
Strategic Fund, Limited Obligation
   Revenue, Milan Screw Products Inc.
   Project, (AMT), 3.88%, 9/1/16 *                                  400              400
Strategic Fund, Limited Obligation
   Revenue, MOT LLC Project,
   3.66%, 12/1/34 *                                               1,300            1,300
Strategic Fund, Limited Obligation
   Revenue, Non-Ferrous Cast Alloys
   Project, (AMT), 3.88%, 3/1/19 *                                  435              435
Strategic Fund, Limited Obligation
   Revenue, Oak Industrial Drive
   Project, (AMT), 3.80%, 11/1/33 * (c)                             950              950
Strategic Fund, Limited Obligation
   Revenue, Orchestra Place Renewal
   Project, 3.66%, 9/1/22 *                                       2,000            2,000
Strategic Fund, Limited Obligation
   Revenue, Peachwood Center,
   3.66%, 6/1/16 *                                                1,000            1,000
Strategic Fund, Limited Obligation
   Revenue, Production Engineering
   Project, (AMT), 3.76%, 6/1/13 * (c)                            1,400            1,400
Strategic Fund, Limited Obligation
   Revenue, Profile Industrial Packaging,
   (AMT), 3.81%, 9/1/09 *                                           225              225
Strategic Fund, Limited Obligation
   Revenue, R. L. Adams Plastics, Inc.,
   (AMT), 3.80%, 5/1/23 * (c)                                     1,600            1,600
Strategic Fund, Limited Obligation
   Revenue, RA Rink LLC Project, (AMT),
   4.03%, 11/1/17 * (c)                                           1,040            1,040
Strategic Fund, Limited Obligation
   Revenue, RL Enterprises LLC (AMT),
   4.03%, 12/1/09 * (c)                                             400              400
Strategic Fund, Limited Obligation
   Revenue, Van Andel Research Institute
   Project, 3.68%, 11/1/27 *                                        500              500
Strategic Fund, Limited Obligation
   Revenue, Whitehall Industries, Inc.
   Project, (AMT), 3.76%, 3/1/25 *                                  100              100
Strategic Fund, Limited Obligation
   Revenue, Whitehall Industries, Inc.,
   (AMT), 3.88%, 11/1/20 * (c)                                      700              700
Strategic Fund, Lions Bear Lake Camp
   Project, 3.77%, 8/1/32 * (c)                                   1,070            1,070
Strategic Fund, MacArthur, (AMT),
   3.80%, 6/1/15 *                                                2,000            2,000


                                    Continued


                                       17


MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Maco Steel, Inc.,
   (AMT), 3.80%, 3/1/24 *                                  $      1,510      $     1,510
Strategic Fund, Merrill Group, (AMT),
   3.82%, 10/1/22 * (c)                                           1,250            1,250
Strategic Fund, Middleville Tool & Die
   Project, (AMT), 3.88%, 9/1/13 * (c)                            2,100            2,100
Strategic Fund, Patten Monument,
   (AMT), 3.80%, 11/1/26 *                                          635              635
Strategic Fund, Phipps Emmett
   Association, (AMT), 3.81%, 12/1/23 *                           2,000            2,000
Strategic Fund, Proto-Techniques,
   (AMT), 3.80%, 12/1/26 * (c)                                    2,355            2,355
Strategic Fund, Protomark Corp.
   Project, (AMT), 3.88%, 8/1/17 * (c)                              400              400
Strategic Fund, SFI Acquisition, Inc.,
   (AMT), 3.80%, 2/1/28 * (c)                                       900              900
Strategic Fund, Stegner East Investments
   LLC Project, (AMT), 3.80%, 6/1/29 * (c)                        3,040            3,040
Strategic Fund, Thompson Family
   Holdings, (AMT), 3.87%, 7/1/28 *                                 860              860
Strategic Fund, Trenton Forging Co.,
   (AMT), 3.76%, 6/1/20 * (c)                                       990              990
Strategic Fund, Trio Tool Co., (AMT),
   3.72%, 7/1/24 *                                                1,325            1,325
Strategic Fund, Ultra Tech Printing Co.,
   (AMT), 3.80%, 8/1/23 *                                         1,105            1,105
Strategic Fund, Waltec American
   Forging, (AMT), 3.88%, 10/1/14 * (c)                           1,415            1,415
Strategic Fund, Warren Screw Products,
   Inc., (AMT), 3.88%, 9/1/16 * (c)                                 400              400
Strategic Fund, Wright K Technology,
   Inc., (AMT), 3.87%, 5/1/17 * (c)                                 595              595
Strategic Fund, YMCA Detroit Project,
   3.69%, 5/1/31 *                                                1,000            1,000
University of Michigan Hospital
   Revenue, 3.67%, 12/1/35 *                                      2,400            2,400
University of Michigan Hospital
   Revenue, Series A, 3.65%, 12/1/19 *                            3,500            3,500
University of Michigan, Medical Service
   Plan, Series A-1, 3.65%, 12/1/21 *                             3,825            3,825
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp., (AMT),
   3.65%, 3/15/07 *                                                 275              275
Wayne Charter County, Airport
   Revenue, Detroit Metro County,
   (AMT), 3.70%, 12/1/16 *                                          500              500
Wayne Charter County, Airport
   Revenue, Detroit Metro County,
   Series D, (AMT), 5.25%, 12/1/06                                1,000            1,006
                                                                             -----------
                                                                                 180,068
                                                                             -----------


                                    Continued

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
PUERTO RICO (2.5%)
Industrial Medical & Environmental
   Pollution Control, Facilities Financing
   Authority, Abbott Laboratories,
   3.55%, 3/1/23 * (c)                                     $      4,695      $     4,695
                                                                             -----------

TOTAL MUNICIPAL BONDS                                                            185,463
                                                                             -----------

MONEY MARKETS (0.2%)
AIM Tax Free Money Market Fund                                   20,536               21
Dreyfus Tax Exempt Money
   Market Fund                                                    6,265                6
Goldman Sachs Financial Tax Free
   Money Market Fund                                            310,898              310
Merrill Lynch Institutional
   Tax Exempt Fund                                               10,697               11
                                                                             -----------

TOTAL MONEY MARKETS                                                                  348
                                                                             -----------

TOTAL INVESTMENTS (COST $190,811) (A) - 99.7%                                    190,811

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                         570
                                                                             -----------

NET ASSETS - 100.0%                                                          $   191,381
                                                                             ===========

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                             MUNICIPAL MONEY MARKET FUND
                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                           JULY 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.8%)
MICHIGAN (1.8%)
State Building Authority, 3.50%, 8/3/06                    $      5,000      $     5,000
                                                                             -----------

TOTAL COMMERCIAL PAPER                                                             5,000
                                                                             -----------

MUNICIPAL BONDS (97.9%)
ARIZONA (0.5%)
Revenue Bond Certificate Series Trust,
   3.89%, 12/1/34 * (c)                                           1,500            1,500
                                                                             -----------

ARKANSAS (0.7%)
Sheridan Industrial Development,
   3.68%, 8/1/14 * (c)                                            2,000            2,000
                                                                             -----------

COLORADO (8.0%)
Arapahoe County Water and
   Wastewater Authority Revenue,
   Series A, 3.67%, 12/1/33 *                                     4,000            4,000
Aurora Centretech, Metropolitan
   District, Series A, 3.45%, 12/1/28 *                           1,000            1,000
Castlewood Ranch Metropolitan
   District, 3.45%, 12/1/06                                       2,500            2,500
Central Platte Valley Metropolitan
   District, 3.45%, 12/1/31 *                                       500              500
Colorado Springs, Revenue, National
   Strength and Condition, 3.75%,
   11/1/22 *                                                        660              660
Commerce City Northern, 3.69%, 12/1/28 *                          1,500            1,500
Denver City & County Airport
   Revenue, Series C, 3.70%, 11/15/25 *                           2,400            2,400
Denver City & County Airport
   Revenue, Series F, 3.70%, 11/15/25 *                           2,000            2,000
Durango, Revenue, Health and Human
   Services, 3.75%, 12/15/14 *                                      640              640
Parker, Automotive Metropolitan
   District, 3.45%, 12/1/34 *                                     2,000            2,000
Pinery West Metropolitan District
   No. 2, 3.25%, 11/1/06                                          4,200            4,200
Revenue Bond Certificate Series Trust,
   3.89%, 12/1/34 * (c)                                           1,000            1,000
                                                                             -----------
                                                                                  22,400
                                                                             -----------
FLORIDA (3.1%)
Alachua County Health Facilities
   Authority Revenue, Shands Teaching
   Hospital and Clinic, 3.69%, 12/1/32 *                          2,000            2,000
Alachua County Health Facilities
   Authority Revenue, Shands Teaching
   Hospital, Series A, 3.69%, 12/1/12 *                           4,950            4,950
Collier County Housing Finance
   Authority Multi Family Revenue,
   3.74%, 9/1/47 *                                                  500              500


                                    Continued

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
FLORIDA, CONTINUED
Hillsborough County Housing Finance
   Authority Multi Family Revenue,
   3.70%, 12/15/38 *                                       $      1,340      $     1,340
                                                                             -----------
                                                                                   8,790
                                                                             -----------
GEORGIA (1.3%)
Emanuel County Development
   Authority Revenue, 3.74%, 4/1/12 *                             1,475            1,475
Kennesaw Development Authority,
   3.69%, 4/1/37 *                                                1,500            1,500
Macon-Bibb County Hospital
   Authority Revenue, 3.69%, 5/1/30 *                               700              700
                                                                             -----------
                                                                                   3,675
                                                                             -----------
IDAHO (0.3%)
Ada & Canyon Counties School
   District, 4.00%, 8/15/06                                         250              250
Power County, Pollution Control
   Revenue, FMC Corp. Project,
   3.65%, 12/1/10 *                                                 500              500
                                                                             -----------
                                                                                     750
                                                                             -----------
ILLINOIS (13.5%)
Chicago O'Hare International Airport
   Revenue, 5.00%, 1/1/07                                           330              332
Chicago Park District, Series B, 4.50%,
   1/1/07                                                           200              201
Chicago Solid Waste Disposal Facility
   Revenue, 3.80%, 12/1/15 * (c)                                  1,000            1,000
Crystal Lake Industrial Development
   Revenue, 3.84%, 6/1/36 *                                       1,500            1,500
Development Finance Authority
   Revenue, McCormick Theological,
   Series B, 3.66%, 6/1/35 *                                      2,000            2,000
Development Finance Authority,
   WTVP Channel 47, Series A, Lake
   County Family YMCA, 3.68%, 9/1/22 *                            3,650            3,650
Development Financial Authority
   Pollution Control Revenue, Diamond
   Star Motors Project, 3.70%, 12/1/08 * (c)                      1,700            1,700
Development Financial Authority
   Revenue, World Communications, Inc.,
   3.72%, 8/1/15 *                                                  875              875
Educational Facilities Authority, Field
   Museum of Natural History,
   3.72%, 11/1/25 * (c)                                           4,900            4,900
Educational Facilities Authority, Lake
   County Family YMCA, 3.72%, 11/1/30 *                           1,450            1,450
Financial Authority Revenue, (AMT),
   3.76%, 8/1/24 *                                                1,700            1,700
Financial Authority Revenue, (AMT),
   3.76%, 6/1/25 *                                                1,300            1,300
Financial Authority Revenue, (AMT),
   3.70%, 6/1/26 *                                                4,000            4,000


                                    Continued


                                       19

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
----------------------------------------------------------------------------------------

MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Health Facilities Authority, 3.67%,
   1/1/16 * (c)                                            $      2,000      $     2,000
Health Facilities Authority Revenue,
   3.67%, 8/15/33 *                                               1,500            1,500
Lake Villa, Allendale Association,
   3.72%, 10/1/26 * (c)                                           4,640            4,640
Peoria, Peoria Academy, 3.83%,
   9/1/26 * (c)                                                   4,300            4,300
Rock Island County Airport Authority
   Revenue, 3.68%, 12/1/18 *                                      1,235            1,235
                                                                             -----------
                                                                                  38,283
                                                                             -----------
INDIANA (5.8%)
Advanced Funding Program, Series A,
   4.50%, 2/1/07                                                  1,000            1,006
Bond Bank Revenue, 4.00%, 8/1/06                                    500              500
Crawfordsville, Economic
   Development, Autumn Woods
   Apartments, Series A, 3.66%, 1/1/30 *                          3,349            3,349
Dekko Foundation Educational
   Facilities Revenue, Series I,
   3.83%, 4/1/21 * (c)                                              605              605
Development Financial Authority,
   Mental Health, 3.75%, 12/1/22 * (c)                            3,400            3,400
Development Financial Authority,
   Regional Council of Carpenters,
   3.77%, 9/1/31 * (c)                                            1,195            1,195
Indianapolis, State Development
   Finance Authority, Lutheran
   Educational Facilities Project,
   3.67%, 10/1/17 * (c)                                           2,475            2,475
Ivy Tech Community College, Series K,
   4.00%, 7/1/07                                                    330              331
Saint Joseph County, Economic
   Development Revenue, 3.75%, 6/1/22 *                           2,300            2,300
State Development Finance Authority
   Environmental Revenue, (AMT),
   3.74%, 9/1/31 *                                                1,000            1,000
                                                                             -----------
                                                                                  16,161
                                                                             -----------
IOWA (1.8%)
Higher Education Authority,
   3.68%, 4/1/33 *                                                1,300            1,300
Higher Education Authority Revenue,
   3.68%, 7/1/25 *                                                1,700            1,700
Sergeant Bluff Industrial Development
   Revenue, 3.76%, 3/1/16 * (c)                                   2,100            2,100
                                                                             -----------
                                                                                   5,100
                                                                             -----------
KANSAS (0.3%)
Development Finance Authority,
   Shalom Revenue, 3.68%, 11/15/28 *                                750              750
                                                                             -----------


                                    Continued


                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
KENTUCKY (1.8%)
Breckinridge County Lease Program,
   3.68%, 2/1/32 *                                         $      5,152      $     5,152
                                                                             -----------

MARYLAND (1.0%)
Baltimore County Economic
   Development Revenue, Garrison
   Forest School Project, 3.69%, 6/1/26 *                         2,700            2,700
                                                                             -----------

MICHIGAN (13.6%)
Detroit Waterfront Reclamation,
   Series C, 3.68%, 5/1/09 *                                      2,000            2,000
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   3.68%, 3/1/14 *                                                5,610            5,610
Hospital Financial Authority Revenue,
   Crittenton Hospital, Series A,
   3.68%, 3/1/30 *                                                2,000            2,000
Jackson County Economic
   Development Corp., Limited
   Obligation Revenue, Vista Grande Villa,
   Series A, 3.67%, 11/1/31 *                                       300              300
Livonia Economic Development
   Corp., 3.65%, 8/1/15 * (c)                                       720              720
Macomb County Hospital Finance
   Authority Mount Clemens, Series A,
   3.70%, 10/1/20 *                                              12,000           12,000
Muskegon County Wastewater
   Management System No. 1, (AMT),
   5.00%, 7/1/07                                                  1,110            1,123
State Hospital Finance Authority
   Revenue, 3.67%, 5/1/36 *                                       2,185            2,185
Strategic Fund, Limited Obligation
   Revenue, Detroit Symphony Project,
   Series B, 3.68%, 6/1/31 *                                      5,755            5,755
Strategic Fund, Limited Obligation
   Revenue, Heartland Goodwill Project,
   3.66%, 9/1/25 *                                                1,000            1,000
Strategic Fund, Limited Obligation
   Revenue, Lansing Saint Vincent Home
   Project, 3.66%, 8/1/28 *                                       5,145            5,145
University of Michigan Hospital
   Revenue, Series A, 3.65%, 12/1/19 *                              300              300
                                                                             -----------
                                                                                  38,138
                                                                             -----------
MINNESOTA (4.1%)
Blue Earth Industrial Development
   Revenue, (AMT), 3.85%, 6/1/21 *                                1,440            1,440
Lauderdale, Children's Home Society,
   3.73%, 12/1/30 *                                                 415              415
Little Canada Industrial Development
   Revenue, (AMT), 3.85%, 6/1/16 * (c)                              420              420
Minneapolis, Minnehaha Academy
   Project, 3.73%, 5/1/26 *                                       3,600            3,600

                                    Continued


                                       20


                                                             MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                           JULY 31, 2006
                                                                  (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
MINNESOTA, CONTINUED
Roseville Health Care Facilities
   Revenue, Presbyterian Homes Project,
   3.73%, 10/1/29 *                                        $      2,630      $     2,630
Saint Paul Housing & Redevelopment
   Authority, Multifamily Housing
   Revenue, (AMT), 3.76%, 1/1/27 *                                  400              400
State Higher Education Facilities
   Authority Revenue, 3.68%, 10/1/30 *                            1,335            1,335
State Higher Education Facilities,
   Series 5-M1, 3.68%, 10/1/32 *                                  1,190            1,190
                                                                             -----------
                                                                                  11,430
                                                                             -----------
MISSOURI (1.9%)
Health & Educational Facilities
   Authority, Saint Francis Medical Center,
   Series A, 3.68%, 6/1/26 *                                        385              385
Sikeston Industrial Development
   Authority Revenue, 3.85%, 7/1/09 * (c)                           765              765
State Health & Education Facilities
   Authority, Drury College,
   3.73%, 8/15/24 *                                               1,000            1,000
State Health & Educational Facilities
   Authority, Drury University,
   3.73%, 8/15/28 *                                               1,645            1,645
State Health & Educational Facilities
   Authority, Missouri Valley College,
   3.73%, 10/1/31 *                                               1,600            1,600
                                                                             -----------
                                                                                   5,395
                                                                             -----------
NEVADA (4.7%)
Clark County Industrial Development
   Revenue, 3.72%, 11/1/20 *                                     13,000           13,000
Douglas County, Solid Waste Disposal,
   3.00%, 12/1/06                                                   100              100
                                                                             -----------
                                                                                  13,100
                                                                             -----------
NEW HAMPSHIRE (0.9%)
New Hampshire Business Finance
   Authority Industrial Development
   Revenue, 3.68%, 6/1/23 * (c)                                   2,600            2,600
                                                                             -----------

NEW MEXICO (1.7%)
Farmington Pollution Control Revenue,
   Series C, 3.69%, 9/1/24 *                                      4,700            4,700
                                                                             -----------

NEW YORK (2.1%)
New York City Housing Development
   Corp. Multi Family Revenue,
   3.70%, 6/1/36 *                                                2,300            2,300
State Environmental Facilities Corp.
   Solid Waste Disposal Revenue,
   Series B, 3.70%, 5/1/19 *                                      3,100            3,100
State Housing Finance Authority
   Revenue, (AMT), 3.68%, 11/1/36 *                                 500              500
                                                                             -----------
                                                                                   5,900
                                                                             -----------


                                    Continued


                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
NORTH CAROLINA (1.7%)
Capital Facilities Finance Agency
   Exempt Revenue, 3.74%, 7/1/34 *                         $      1,300      $     1,300
Halifax County Industrial Facilities &
   Pollution Financing Authority Revenue,
   3.74%, 12/1/19 *                                               2,400            2,400
Lee County Industrial Facilities &
   Pollution Control Funding Authority
   Revenue, Trion, Inc. Project,
   3.76%, 11/1/11 * (c)                                           1,000            1,000
                                                                             -----------
                                                                                   4,700
                                                                             -----------
NORTH DAKOTA (0.2%)
Hebron Industrial Development
   Revenue, 3.75%, 3/1/15 * (c)                                     440              440
                                                                             -----------

OHIO (5.1%)
Anderson Township, 4.75%, 6/14/07                                 2,490            2,511
Columbiana County, Revenue, East
   Liverpool, 3.72%, 10/1/23 *                                    1,175            1,175
Coshocton County, Hospital Revenue,
   3.83%, 3/1/14 * (c)                                              180              180
Greene County, 3.50%, 8/16/06                                     1,000            1,000
Independence, Economic
   Development Revenue, 3.72%, 12/1/16 *                          2,550            2,550
Montgomery County, Economic
   Development, Benjamin & Marian Arts
   Center, Series A, 3.72%, 4/1/11 *                              1,160            1,160
Montgomery County, Economic
   Development, The Dayton Art Institute,
   3.72%, 5/1/26 *                                                1,400            1,400
Montgomery County, Health Care
   Facilities, Community Blood Center,
   3.83%, 12/1/20 *                                               1,580            1,580
State Higher Education Facilities
   Revenue, Ashland University Project,
   3.69%, 9/1/24 *                                                1,825            1,825
Summit County, Industrial
   Development Revenue, SSP Fittings
   Corporate Project, 3.98%, 9/1/11 *                               825              825
                                                                             -----------
                                                                                  14,206
                                                                             -----------
OREGON (1.7%)
Portland Special Obligation Revenue,
   (AMT), 3.69%, 3/1/36 *                                         2,000            2,000
State Economic Development
   Revenue, 3.74%, 12/1/25 *                                      2,400            2,400
State Economic Development
   Revenue, (AMT), 3.75%, 11/1/16 * (c)                             500              500
                                                                             -----------
                                                                                   4,900
                                                                             -----------


                                    Continued


                                       21


MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA (7.4%)
Allegheny County Hospital
   Development Authority Revenue,
   3.78%, 5/1/07                                           $      2,000      $     2,000
Allegheny County Port Authority,
   4.50%, 6/29/07                                                 1,300            1,308
Allegheny County, Industrial
   Development Authority Revenue,
   Sacred Heart High School,
   3.70%, 6/1/22 *                                                1,200            1,200
Allegheny County, Industrial
   Development Authority Revenue,
   Sewickley Academy, Series A,
   3.71%, 11/1/22 *                                               1,100            1,100
Berks County Industrial Development
   Authority Revenue, (AMT), 3.74%,
   12/1/11 *                                                      1,415            1,415
Higher Educational Facilities Authority
   Revenue, 3.19%, 11/1/06                                        1,600            1,600
North Wales Water Authority, Rural
   Water Projects Revenue, 4.00%,
   10/1/06                                                        3,000            3,005
Philadelphia Authority for Industrial
   Development Revenues,
   Newcourtland Elderly Services
   Project, 3.68%, 3/1/27 *                                       6,800            6,800
Somerset County Hospital Authority
   Revenue, 3.40%, 3/1/22 *                                       1,000            1,000
Westmoreland County Industrial
   Development Authority,
   3.68%, 12/1/24 *                                               1,500            1,500
                                                                             -----------
                                                                                  20,928
                                                                             -----------

SOUTH CAROLINA (0.2%)
Jobs Economic Development
   Authority Industrial Revenue,
   3.78%, 2/1/26 *                                                  500              500
                                                                             -----------

SOUTH DAKOTA (3.4%)
Lawrence County Solid Waste
   Disposal Revenue, Series A,
   3.76%, 7/1/32 *                                                9,600            9,600
                                                                             -----------

TENNESSEE (0.9%)
Greenville Industrial Development
   Revenue, 3.68%, 5/1/13 * (c)                                     500              500
Lewisburg Industrial Development
   Board, Solid Waste Disposal, (AMT),
   3.74%, 7/1/33 *                                                2,000            2,000
                                                                             -----------
                                                                                   2,500
                                                                             -----------


                                    Continued

                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
TEXAS (2.7%)
Lufkin Health Facilities Development
   Corp., 3.68%, 2/15/35 *                                 $        900      $       900
Mansfield Industrial Development
   Corp. Revenue, 3.72%, 11/1/26 *                                2,600            2,600
Tax & Revenue Anticipation Notes,
   4.50%, 8/31/06                                                 2,000            2,002
Waco Industrial Development Corp.
   Economic Development Revenue,
   3.85%, 6/1/14 *                                                2,100            2,100
                                                                             -----------
                                                                                   7,602
                                                                             -----------

UTAH (1.0%)
Housing Corp., Single Family
   Mortgage Revenue, Series A, Class I,
   (AMT), 2.35%, 7/1/07                                             380              372
Salt Lake County Training Facilities
   Revenue, Community Foundation
   Disabled Project, 3.75%, 8/1/30 *                              1,540            1,540
Weber County Industrial Revenue,
   Enable Industries, Inc., 3.75%, 12/1/15 *                      1,000            1,000
                                                                             -----------
                                                                                   2,912
                                                                             -----------

VIRGINIA (1.6%)
Brunswick County Industrial
   Development Authority, 3.88%, 1/1/17 *                         1,000            1,000
King George County Industrial
   Development Authority Revenue,
   3.69%, 12/1/24 *                                                 900              900
Suffolk Redevelopment & Housing
   Authority, Multi-Family Housing
   Revenue, North Beach Apartments,
   3.74%, 9/1/19 * (c)                                            1,400            1,400
Wythe County Industrial Development
   Authority Revenue, (AMT),
   3.79%, 12/1/14 * (c)                                           1,230            1,230
                                                                             -----------
                                                                                   4,530
                                                                             -----------

WASHINGTON (3.7%)
Bremerton Revenue, 3.68%, 12/1/28 *                               3,000            3,000
Health Care Facilities Authority
   Revenue, Inland Northwest Blood,
   3.68%, 8/1/26 *                                                4,055            4,055
Kitsap County Industrial Development
   Corp., 3.75%, 6/1/31 *                                         1,000            1,000
Pierce County School District, 3.50%,
   12/1/06                                                          250              250
Seattle Housing Authority Revenue,
   3.71%, 12/1/36 *                                                 400              400
Yakama Indian Nation Confederated
   Tribes & Bands, 3.71%, 6/1/07 * (c)                            1,300            1,300
Yakima County Public Corp., 3.81%,
   1/1/18 *                                                         400              400
                                                                             -----------
                                                                                  10,405
                                                                             -----------

                                    Continued

                                       22


                                                             MUNICIPAL MONEY MARKET FUND
                                            SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                           JULY 31, 2006
                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
----------------------------------------------------------------------------------------
                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT          VALUE
----------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED
WISCONSIN (1.2%)
Manitowoc Industrial Development
   Revenue, (AMT), 3.84%, 6/1/31 *                         $      2,300      $     2,300
Oconomowoc Community
   Development Authority Multifamily
   Revenue, 3.71%, 12/1/44 *                                      1,200            1,200
                                                                             -----------
                                                                                   3,500
                                                                             -----------

TOTAL MUNICIPAL BONDS                                                            275,247
                                                                             -----------

MONEY MARKETS (0.1%)
AIM Tax Free Money Market Fund                                    1,507                2
Dreyfus Tax Exempt Money
   Market Fund                                                   37,655               38
Goldman Sachs Financial Tax Free
   Money Market Fund                                            287,977              287
                                                                             -----------

TOTAL MONEY MARKETS                                                                  327
                                                                             -----------

TOTAL INVESTMENTS (COST $280,574) (A) - 99.8%                                    280,574

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                         429
                                                                             -----------

NET ASSETS - 100.0%                                                          $   281,003
                                                                             ===========

                 See notes to schedules of portfolio investments
                       and notes to financial statements.



NOTES TO SCHEDULES OF
PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at July 31, 2006. Maturity date reflects the actual maturity date.

**   Effective yield at purchase.

(a)  Also represents cost for federal income tax purposes.

(b) Collateralized by various U.S. Treasury and Government Agency securities, 0.00%-9.25%, 08/03/06-02/15/29.

                                        Collateral
   Security               Proceeds           Value
   ABN AMRO               $250,036        $255,001
   Bank of America          75,011          76,501
   Deutsche Bank           265,039         270,301
   Nesbitt Burns           200,029         204,000
   UBS Investment Bank     238,785         243,527

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
GO - General Obligation
LOC - Letter of Credit


                       See notes to financial statements.

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2006
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                              PRIME          INSTITUTIONAL        INSTITUTIONAL
                                                           MONEY MARKET      MONEY MARKET       GOVERNMENT MONEY
ASSETS:                                                        FUND              FUND              MARKET FUND
                                                           ------------      -------------      ----------------
Investments, at amortized cost and value                    $  913,996        $1,387,454             $408,717
Repurchase agreements, at cost and value                       105,418           170,389              188,312
                                                            ----------        ----------             --------
   Total Investments                                         1,019,414         1,557,843              597,029

Cash                                                                 1                --                    1
Interest receivable                                              5,595             8,972                2,083
Receivable from Advisor and affiliates                              14                28                   12
Prepaid expenses and other assets                                   39                23                   16
                                                            ----------        ----------             --------
   Total Assets                                              1,025,063         1,566,866              599,141
                                                            ----------        ----------             --------

LIABILITIES:
Payable to Custodian                                                --                 5                   --
Distributions payable                                            1,951             3,386                2,019
Payable for investments purchased                                   --             4,889                   --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                               376               155                   69
   Distribution and administrative services fees                    98                39                   50
   Other                                                           181               159                   71
                                                            ----------        ----------             --------
   Total Liabilities                                             2,606             8,633                2,209
                                                            ----------        ----------             --------

NET ASSETS:
Paid-in Capital                                             $1,022,463        $1,558,205             $596,924
Accumulated net investment income                                   86                29                    8
Accumulated net realized loss from
   investment transactions                                         (92)               (1)                  --^
                                                            ----------        ----------             --------
   Net Assets                                               $1,022,457        $1,558,233             $596,932
                                                            ==========        ==========             ========

Net Assets:
   Institutional Shares                                     $  563,551        $1,263,609             $304,332
   Class A Shares                                              455,183                NA                   NA
   Class B Shares                                                1,216                NA                   NA
   Class C Shares                                                  879                NA                   NA
   Advisor Shares                                                1,628                NA                   NA
   Select Shares                                                    NA            35,579                6,337
   Preferred Shares                                                 NA            98,263              190,260
   Trust Shares                                                     NA           160,782               96,003
                                                            ----------        ----------             --------
   Total                                                    $1,022,457        $1,558,233             $596,932
                                                            ==========        ==========             ========

Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
   Institutional Shares                                        563,596         1,263,583              304,329
   Class A Shares                                              455,184                NA                   NA
   Class B Shares                                                1,218                NA                   NA
   Class C Shares                                                  880                NA                   NA
   Advisor Shares                                                1,628                NA                   NA
   Select Shares                                                    NA            35,579                6,337
   Preferred Shares                                                 NA            98,262              190,259
   Trust Shares                                                     NA           160,782               96,002
                                                            ----------        ----------             --------
   Total                                                     1,022,506         1,558,206              596,927
                                                            ==========        ==========             ========

Net Asset Value
Offering and redemption price per share -
   Institutional Shares, Class A Shares,
   Class B Shares, Class C Shares, Advisor Shares,
   Select Shares, Preferred Shares and Trust Shares (a)     $     1.00        $     1.00             $   1.00
                                                            ==========        ==========             ========

                                                            GOVERNMENT        U.S. TREASURY   MICHIGAN MUNICIPAL         MUNICIPAL
                                                           MONEY MARKET       MONEY MARKET        MONEY MARKET          MONEY MARKET
ASSETS:                                                        FUND               FUND                FUND                  FUND
                                                           ------------       -------------   ------------------        ------------
Investments, at amortized cost and value                     $200,275          $  161,758          $190,811              $280,574
Repurchase agreements, at cost and value                           --           1,028,750                --                    --
                                                             --------          ----------          --------              --------
   Total Investments                                          200,275           1,190,508           190,811               280,574

Cash                                                               --                   1                --                    --
Interest receivable                                               820               1,003               983                 1,111
Receivable from Advisor and affiliates                              1                   7                 2                     8
Prepaid expenses and other assets                                  18                  18                 5                    20
                                                             --------          ----------          --------              --------
   Total Assets                                               201,114           1,191,537           191,801               281,713
                                                             --------          ----------          --------              --------

LIABILITIES:
Payable to Custodian                                               --                  --                --                    --^
Distributions payable                                             567               4,101               328                   642
Payable for investments purchased                                  --                  --                --                    --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                               76                 113                67                    31
   Distribution and administrative services fees                    9                 104                --^                   12
   Other                                                           29                 150                25                    25
                                                             --------          ----------          --------              --------
   Total Liabilities                                              681               4,468               420                   710
                                                             --------          ----------          --------              --------

NET ASSETS:
Paid-in Capital                                              $200,371          $1,187,210          $191,391              $281,006
Accumulated net investment income                                  64                   1               (10)                   --^
Accumulated net realized loss from
   investment transactions                                         (2)               (142)               --                    (3)
                                                             --------          ----------          --------              --------
   Net Assets                                                $200,433          $1,187,069          $191,381              $281,003
                                                             ========          ==========          ========              ========

Net Assets:
   Institutional Shares                                      $127,537          $  386,757          $189,695              $214,995
   Class A Shares                                              72,896                  NA             1,686                27,027
   Class B Shares                                                  NA                  NA                NA                    NA
   Class C Shares                                                  NA                  NA                NA                    NA
   Advisor Shares                                                  NA                  NA                NA                    NA
   Select Shares                                                   NA              61,992                NA                10,551
   Preferred Shares                                                NA             625,196                NA                 2,402
   Trust Shares                                                    NA             113,124                NA                26,028
                                                             --------          ----------          --------              --------
   Total                                                     $200,433          $1,187,069          $191,381              $281,003
                                                             ========          ==========          ========              ========

Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
   Institutional Shares                                       127,558             386,689           189,653               214,990
   Class A Shares                                              72,936                  NA             1,687                27,039
   Class B Shares                                                  NA                  NA                NA                    NA
   Class C Shares                                                  NA                  NA                NA                    NA
   Advisor Shares                                                  NA                  NA                NA                    NA
   Select Shares                                                   NA              61,989                NA                10,551
   Preferred Shares                                                NA             625,171                NA                 2,402
   Trust Shares                                                    NA             113,121                NA                26,028
                                                             --------          ----------          --------              --------
   Total                                                      200,494           1,186,970           191,340               281,010
                                                             ========          ==========          ========              ========

Net Asset Value
Offering and redemption price per share -
   Institutional Shares, Class A Shares,
   Class B Shares, Class C Shares, Advisor Shares,
   Select Shares, Preferred Shares and Trust Shares (a)      $   1.00          $     1.00          $  1.00               $   1.00
                                                             ========          ==========          ========              ========

(a) Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.

^    Amount is less than five hundred dollars.

                        See notes to financial statements


                                  24-25 spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                 PRIME         INSTITUTIONAL      INSTITUTIONAL
                                                             MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
                                                                 FUND              FUND             MARKET FUND
                                                            --------------    --------------   --------------------
INVESTMENT INCOME:
Interest income                                                $56,328           $60,749              $27,376
Dividend income                                                    216               230                   81
                                                               -------           -------              -------
   Total Investment Income                                      56,544            60,979               27,457
                                                               -------           -------              -------

EXPENSES:
Investment advisory fees                                         5,163             5,458                2,506
Administrative fees                                              2,271             2,390                1,096
Distribution services fees-Class A Shares                        1,074                NA                   NA
Distribution services fees-Class B Shares                           10                NA                   NA
Distribution services fees-Class C Shares                            9                NA                   NA
Distribution services fees-Advisor Shares                            4                NA                   NA
Administrative services fees-Class C Shares                          3                NA                   NA
Administrative services fees-Select Shares                          NA                24                    3
Administrative services fees-Preferred Shares                       NA                50                  347
Administrative services fees-Trust Shares                           NA               135                  293
Accounting fees                                                    259               259                  156
Transfer and dividend disbursing agent fees                        275               274                  137
Custody fees                                                        63                72                   42
Trustees' fees and expenses                                         55                61                   25
Other expenses                                                     429               393                  213
                                                               -------           -------              -------
   Total expenses                                                9,615             9,116                4,818
                                                               -------           -------              -------
   Less: Waiver and/or reimbursement from Advisor
     and/or affiliates                                          (1,523)           (6,040)              (2,840)
   Transfer and dividend disbursing agent fees waived              (12)               (9)                  (9)
   Distribution services-Class A Shares waived                      --                --                   --
                                                               -------           -------              -------
   Net expenses                                                  8,080             3,067                1,969
                                                               -------           -------              -------

Net Investment Income                                           48,464            57,912               25,488
                                                               -------           -------              -------

Net realized gains (losses) on investment transactions               7                --                   --
                                                               -------           -------              -------
Change in net assets resulting from operations                 $48,471           $57,912              $25,488
                                                               =======           =======              =======
                                                           GOVERNMENT         U.S. TREASURY     MICHIGAN MUNICIPAL        MUNICIPAL
                                                          MONEY MARKET         MONEY MARKET        MONEY MARKET         MONEY MARKET
                                                              FUND                 FUND                FUND                 FUND
                                                         --------------       --------------   --------------------     ------------
INVESTMENT INCOME:
Interest income                                              $9,311               $50,296              $5,581              $6,818
Dividend income                                                 346                   179                  94                 111
                                                             ------               -------              ------              ------
   Total Investment Income                                    9,657                50,475               5,675               6,929
                                                             ------               -------              ------              ------

EXPENSES:
Investment advisory fees                                        899                 4,753                 716               1,104
Administrative fees                                             393                 2,078                 313                 398
Distribution services fees-Class A Shares                       211                    NA                   1                  59
Distribution services fees-Class B Shares                        NA                    NA                  NA                  NA
Distribution services fees-Class C Shares                        NA                    NA                  NA                  NA
Distribution services fees-Advisor Shares                        NA                    NA                  NA                  NA
Administrative services fees-Class C Shares                      NA                    NA                  NA                  NA
Administrative services fees-Select Shares                       NA                    57                  NA                   2
Administrative services fees-Preferred Shares                    NA                   948                  NA                   1
Administrative services fees-Trust Shares                        NA                   298                  NA                  24
Accounting fees                                                  59                   228                  52                  96
Transfer and dividend disbursing agent fees                      58                   241                  41                  63
Custody fees                                                     22                    76                  22                  32
Trustees' fees and expenses                                       8                    45                   7                   9
Other expenses                                                   82                   338                  53                  82
                                                             ------               -------              ------              ------
   Total expenses                                             1,732                 9,062               1,205               1,870
                                                             ------               -------              ------              ------
   Less: Waiver and/or reimbursement from Advisor
     and/or affiliates                                         (209)               (5,251)               (237)             (1,235)
   Transfer and dividend disbursing agent fees waived            --                    (9)                 --                  (2)
   Distribution services-Class A Shares waived                  (69)                   --                  --^                 --
                                                             ------               -------              ------              ------
   Net expenses                                               1,454                 3,802                 968                 633
                                                             ------               -------              ------              ------

Net Investment Income                                         8,203                46,673               4,707               6,296
                                                             ------               -------              ------              ------

Net realized gains (losses) on investment transactions           --^                    2                  --^                  2
                                                             ------               -------              ------              ------
Change in net assets resulting from operations               $8,203               $46,675              $4,707              $6,298
                                                             ======               =======              ======              ======

^    Amount is less than five hundred dollars.


                        See notes to financial statements

                                  26-27 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                                        INSTITUTIONAL
                                                      PRIME                INSTITUTIONAL                  GOVERNMENT
                                                  MONEY MARKET             MONEY MARKET                  MONEY MARKET
                                                       FUND                     FUND                         FUND
                                            -----------------------    -----------------------     ----------------------
                                               YEAR        YEAR          YEAR         YEAR           YEAR         YEAR
                                               ENDED       ENDED         ENDED        ENDED          ENDED        ENDED
                                             JULY 31,     JULY 31,      JULY 31,     JULY 31,       JULY 31,     JULY 31,
                                               2006         2005          2006         2005           2006         2005
                                            ----------   ----------    ----------   ----------     ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                     $   48,464   $   26,689    $  57,912    $   26,251     $  25,488    $  12,286
  Net realized gains (losses) from
     investment transactions                         7          (99)           --           (1)           --           --^
                                            ----------   ----------    ----------   ----------     ---------    ---------
Change in net assets resulting
  from operations                               48,471       26,590        57,912       26,250        25,488       12,286
                                            ----------   ----------    ----------   ----------     ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                         (32,705)     (19,802)      (53,024)     (24,724)      (11,623)      (4,760)
  Class A Shares                               (15,668)      (6,827)           NA           NA            NA           NA
  Class B Shares                                   (27)         (43)           NA           NA            NA           NA
  Class C Shares                                   (35)         (16)           NA           NA            NA           NA
  Advisor Shares                                   (29)          (1)           NA           NA            NA           NA
  Select Shares                                     NA           NA        (1,225)        (380)         (153)         (94)
  Preferred Shares                                  NA           NA        (1,409)        (726)       (9,199)      (5,145)
  Trust Shares                                      NA           NA        (2,254)        (421)       (4,513)      (2,287)
                                            ----------   ----------    ----------   ----------     ---------    ---------
  Change in net assets from
     shareholder distributions                 (48,464)     (26,689)      (57,912)     (26,251)      (25,488)     (12,286)
                                            ----------   ----------    ----------   ----------     ---------    ---------

  Change in net assets from fund
     share transactions                       (403,532)     (30,495)      408,824       41,738       (19,249)      40,484
                                            ----------   ----------    ----------   ----------     ---------    ---------
  Change in net assets                        (403,525)     (30,594)      408,824       41,737       (19,249)      40,484
NET ASSETS:
Beginning of period                          1,425,982    1,456,576     1,149,409    1,107,672       616,181      575,697
                                            ----------   ----------    ----------   ----------     ---------    ---------
End of period                               $1,022,457   $1,425,982    $1,558,233   $1,149,409     $ 596,932    $ 616,181
                                            ==========   ==========    ==========   ==========     =========    =========

Accumulated Net Investment Income/(Loss)    $       86   $       85    $       29   $       29     $       8    $       7
                                            ==========   ==========    ==========   ==========     =========    =========
                                                   GOVERNMENT                      U.S. TREASURY
                                                  MONEY MARKET                      MONEY MARKET
                                                      FUND                             FUND
                                            -----------------------          -------------------------
                                              YEAR          YEAR               YEAR            YEAR
                                              ENDED         ENDED              ENDED          ENDED
                                             JULY 31,     JULY 31,            JULY 31,       JULY 31,
                                              2006          2005                2006           2005
                                            ---------     ---------          ----------     ----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                     $ 8,203       $   4,496          $   46,673       $ 27,542
  Net realized gains (losses) from
     investment transactions                       --^           --^                  2             13
                                            ---------     ---------          ----------     ----------
Change in net assets resulting
  from operations                               8,203         4,496              46,675         27,555
                                            ---------     ---------          ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                         (5,198)       (2,887)            (15,029)        (7,279)
  Class A Shares                               (2,969)       (1,581)                 NA             NA
  Class B Shares                                   NA            NA                  NA             NA
  Class C Shares                                   NA            NA                  NA             NA
  Advisor Shares                                   NA            NA                  NA             NA
  Select Shares                                    NA            NA              (2,824)        (1,723)
  Preferred Shares                                 NA            NA             (24,294)       (16,072)
  Trust Shares                                     NA            NA              (4,526)        (2,468)
                                            ---------     ---------          ----------     ----------
  Change in net assets from
     shareholder distributions                 (8,167)       (4,468)            (46,673)       (27,542)
                                            ---------     ---------          ----------     ----------

  Change in net assets from fund
     share transactions                       (39,006)      (44,643)            (76,394)      (497,345)
                                            ---------     ---------          ----------     ----------
  Change in net assets                        (38,970)      (44,615)            (76,392)      (497,332)
NET ASSETS:
Beginning of period                           239,403       284,018           1,263,461      1,760,793
                                            ---------     ---------          ----------     ----------
End of period                               $ 200,433     $ 239,403          $1,187,069     $1,263,461
                                            =========     =========          ==========     ==========

Accumulated Net Investment Income/(Loss)    $      64     $      28          $        1     $       --^
                                            =========     =========          ==========     ==========
                                                MICHIGAN MUNICIPAL                     MUNICIPAL
                                                   MONEY MARKET                       MONEY MARKET
                                                      FUND                                FUND
                                            ------------------------             ----------------------
                                               YEAR          YEAR                 YEAR           YEAR
                                              ENDED          ENDED                ENDED          ENDED
                                             JULY 31,       JULY 31,             JULY 31,      JULY 31,
                                               2006           2005                 2006          2005
                                            ---------      ---------            ---------     ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                     $   4,707      $   2,648            $   6,296     $   2,835
  Net realized gains (losses) from
     investment transactions                       --^            --^                   2            --
                                            ---------      ---------            ---------     ---------
Change in net assets resulting
  from operations                               4,707          2,648                6,298         2,835
                                            ---------      ---------            ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                         (4,693)        (2,647)              (5,331)       (2,449)
  Class A Shares                                  (14)            (1)                (622)         (318)
  Class B Shares                                   NA             NA                   NA            NA
  Class C Shares                                   NA             NA                   NA            NA
  Advisor Shares                                   NA             NA                   NA            NA
  Select Shares                                    NA             NA                  (64)           (4)
  Preferred Shares                                 NA             NA                  (14)           (2)
  Trust Shares                                     NA             NA                 (265)          (62)
                                            ---------      ---------            ---------     ---------
  Change in net assets from
     shareholder distributions                 (4,707)        (2,648)              (6,296)       (2,835)
                                            ---------      ---------            ---------     ---------

  Change in net assets from fund
     share transactions                        26,867        (32,729)              58,909        66,456
                                            ---------      ---------            ---------     ---------
  Change in net assets                         26,867        (32,729)              58,911        66,456
NET ASSETS:
Beginning of period                           164,514        197,243              222,092       155,636
                                            ---------      ---------            ---------     ---------
End of period                               $ 191,381      $ 164,514            $ 281,003     $ 222,092
                                            =========      =========            =========     =========

Accumulated Net Investment Income/(Loss)    $     (10)     $     (10)           $      --^    $      --^
                                            =========      =========            =========     =========

^    Amount is less than five hundred dollars.


                        See notes to financial statements


                                  28-29 spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                     PRIME                INSTITUTIONAL          INSTITUTIONAL GOVERNMENT
                                               MONEY MARKET FUND          MONEY MARKET                 MONEY MARKET
                                                      FUND                     FUND                        FUND
                                            -----------------------   -----------------------     ---------------------
                                               YEAR         YEAR         YEAR         YEAR          YEAR         YEAR
                                               ENDED        ENDED        ENDED       ENDED         ENDED        ENDED
                                             JULY 31,     JULY 31,      JULY 31,    JULY 31,      JULY 31,     JULY 31,
                                               2006          2005          2006       2005          2006         2005
                                            ----------   ----------   ----------   ----------    ----------   ----------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                              1,629,794    2,228,288    5,892,873    4,778,153     1,832,832    1,880,786
  Dividends reinvested                           4,695        2,262       26,298       11,952         2,029          564
  Shares redeemed                           (2,029,677)  (2,336,368)  (5,732,822)  (4,762,451)   (1,795,236)  (1,840,494)
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Institutional Shares                  (395,188)    (105,818)     186,349       27,654        39,625       40,856
                                            ----------   ----------   ----------   ----------    ----------   ----------

Class A Shares
  Shares issued                                651,274      413,667           NA           NA            NA           NA
  Dividends reinvested                          16,625        6,049           NA           NA            NA           NA
  Shares redeemed                             (677,111)    (342,721)          NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Class A Shares                          (9,212)      76,995           NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------

Class B Shares
  Shares issued                                    830       32,582           NA           NA            NA           NA
  Dividends reinvested                              20            9           NA           NA            NA           NA
  Shares redeemed                                 (973)     (32,901)          NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Class B Shares                            (123)        (310)          NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------

Class C Shares
  Shares issued                                  1,418          398           NA           NA            NA           NA
  Dividends reinvested                              36           14           NA           NA            NA           NA
  Shares redeemed                               (2,049)      (1,780)          NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Class C Shares                            (595)      (1,368)          NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------

Advisor Shares
  Shares issued                                  3,359          210           NA           NA            NA           NA
  Dividends reinvested                              29           --^          NA           NA            NA           NA
  Shares redeemed                               (1,802)        (204)          NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Advisor Shares                           1,586            6           NA           NA            NA           NA
                                            ----------   ----------   ----------   ----------    ----------   ----------

Select Shares
  Shares issued                                     NA           NA      119,127       66,974        16,859       70,606
  Dividends reinvested                              NA           NA        1,084          261            --            9
  Shares redeemed                                   NA           NA     (108,556)     (56,578)      (12,698)     (73,641)
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Select Shares                               NA           NA       11,655       10,657         4,161       (3,026)
                                            ----------   ----------   ----------   ----------    ----------   ----------

Preferred Shares
  Shares issued                                     NA           NA      295,319      267,927     1,001,430    1,094,119
  Dividends reinvested                              NA           NA        1,297          538         5,130        1,965
  Shares redeemed                                   NA           NA     (221,531)    (272,494)   (1,044,855)  (1,143,902)
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Preferred Shares                            NA           NA       75,085       (4,029)      (38,295)     (47,818)
                                            ----------   ----------   ----------   ----------    ----------   ----------

Trust Shares
  Shares issued                                     NA           NA      392,172      119,393       263,920      288,065
  Dividends reinvested                              NA           NA          981          343           490          322
  Shares redeemed                                   NA           NA     (257,418)    (112,280)     (289,150)    (237,914)
                                            ----------   ----------   ----------   ----------    ----------   ----------
  Total Trust Shares                                NA           NA      135,735        7,456       (24,740)      50,473
                                            ----------   ----------   ----------   ----------    ----------   ----------
                                                GOVERNMENT                       U.S. TREASURY
                                               MONEY MARKET                      MONEY MARKET
                                                   FUND                             FUND
                                            --------------------          ------------------------
                                              YEAR        YEAR                YEAR          YEAR
                                             ENDED       ENDED               ENDED         ENDED
                                            JULY 31,    JULY 31,            JULY 31,      JULY 31,
                                              2006        2005               2006          2005
                                            --------    --------          ----------    ----------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                              281,380     302,031           1,004,979     1,181,212
  Dividends reinvested                            56          25               1,415           337
  Shares redeemed                           (297,949)   (331,912)           (915,221)   (1,285,163)
                                            --------    --------          ----------    ----------
  Total Institutional Shares                 (16,513)    (29,856)             91,173      (103,614)
                                            --------    --------          ----------    ----------

Class A Shares
  Shares issued                               83,238      95,093                  NA            NA
  Dividends reinvested                         2,860       1,290                  NA            NA
  Shares redeemed                           (108,591)   (111,171)                 NA            NA
                                            --------    --------          ----------    ----------
  Total Class A Shares                       (22,493)    (14,788)                 NA            NA
                                            --------    --------          ----------    ----------

Class B Shares
  Shares issued                                   NA          NA                  NA            NA
  Dividends reinvested                            NA          NA                  NA            NA
  Shares redeemed                                 NA          NA                  NA            NA
                                            --------    --------          ----------    ----------
  Total Class B Shares                            NA          NA                  NA            NA
                                            --------    --------          ----------    ----------

Class C Shares
  Shares issued                                   NA          NA                  NA            NA
  Dividends reinvested                            NA          NA                  NA            NA
  Shares redeemed                                 NA          NA                  NA            NA
                                            --------    --------          ----------    ----------
  Total Class C Shares                            NA          NA                  NA            NA
                                            --------    --------          ----------    ----------

Advisor Shares
  Shares issued                                   NA          NA                  NA            NA
  Dividends reinvested                            NA          NA                  NA            NA
  Shares redeemed                                 NA          NA                  NA            NA
                                            --------    --------          ----------    ----------
  Total Advisor Shares                            NA          NA                  NA            NA
                                            --------    --------          ----------    ----------

Select Shares
  Shares issued                                   NA          NA             516,145       721,963
  Dividends reinvested                            NA          NA                  --            --^
  Shares redeemed                                 NA          NA            (537,325)     (732,025)
                                            --------    --------          ----------    ----------
  Total Select Shares                             NA          NA             (21,180)      (10,062)
                                            --------    --------          ----------    ----------

Preferred Shares
  Shares issued                                   NA          NA           3,762,766     3,142,600
  Dividends reinvested                            NA          NA               5,206         2,434
  Shares redeemed                                 NA          NA          (3,909,465)   (3,481,318)
                                            --------    --------          ----------    ----------
  Total Preferred Shares                          NA          NA            (141,493)     (336,284)
                                            --------    --------          ----------    ----------

Trust Shares
  Shares issued                                   NA          NA             398,521       498,703
  Dividends reinvested                            NA          NA                   7            14
  Shares redeemed                                 NA          NA            (403,422)     (546,101)
                                            --------    --------          ----------    ----------
  Total Trust Shares                              NA          NA              (4,894)      (47,384)
                                            --------    --------          ----------    ----------
                                              MICHIGAN MUNICIPAL                   MUNICIPAL
                                                  MONEY MARKET                   MONEY MARKET
                                                     FUND                             FUND
                                            ---------------------             --------------------
                                              YEAR         YEAR                 YEAR        YEAR
                                             ENDED        ENDED                ENDED       ENDED
                                            JULY 31,     JULY 31,             JULY 31,    JULY 31,
                                             2006         2005                  2006        2005
                                            --------     --------             --------    --------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                              436,822      431,915              735,196     548,248
  Dividends reinvested                         1,729          940                  729         179
  Shares redeemed                           (413,261)    (465,676)            (708,761)   (496,898)
                                            --------     --------             --------    --------
  Total Institutional Shares                  25,290      (32,821)              27,164      51,529
                                            --------     --------             --------    --------

Class A Shares
  Shares issued                               11,463          118              128,704     128,126
  Dividends reinvested                            13           --^                 629         281
  Shares redeemed                             (9,899)         (26)            (127,822)   (120,484)
                                            --------     --------             --------    --------
  Total Class A Shares                         1,577           92                1,511       7,923
                                            --------     --------             --------    --------

Class B Shares
  Shares issued                                   NA           NA                   NA          NA
  Dividends reinvested                            NA           NA                   NA          NA
  Shares redeemed                                 NA           NA                   NA          NA
                                            --------     --------             --------    --------
  Total Class B Shares                            NA           NA                   NA          NA
                                            --------     --------             --------    --------

Class C Shares
  Shares issued                                   NA           NA                   NA          NA
  Dividends reinvested                            NA           NA                   NA          NA
  Shares redeemed                                 NA           NA                   NA          NA
                                            --------     --------             --------    --------
  Total Class C Shares                            NA           NA                   NA          NA
                                            --------     --------             --------    --------

Advisor Shares
  Shares issued                                   NA           NA                   NA          NA
  Dividends reinvested                            NA           NA                   NA          NA
  Shares redeemed                                 NA           NA                   NA          NA
                                            --------     --------             --------    --------
  Total Advisor Shares                            NA           NA                   NA          NA
                                            --------     --------             --------    --------

Select Shares
  Shares issued                                   NA           NA               23,889         960
  Dividends reinvested                            NA           NA                    1           3
  Shares redeemed                                 NA           NA              (13,425)     (1,740)
                                            --------     --------             --------    --------
  Total Select Shares                             NA           NA               10,465        (777)
                                            --------     --------             --------    --------

Preferred Shares
  Shares issued                                   NA           NA                2,371           6
  Dividends reinvested                            NA           NA                    1           2
  Shares redeemed                                 NA           NA                   (6)       (609)
                                            --------     --------             --------    --------
  Total Preferred Shares                          NA           NA                2,366        (601)
                                            --------     --------             --------    --------

Trust Shares
  Shares issued                                   NA           NA               56,164      31,202
  Dividends reinvested                            NA           NA                   59          12
  Shares redeemed                                 NA           NA              (38,820)    (22,833)
                                            --------     --------             --------    --------
  Total Trust Shares                              NA           NA               17,403       8,381
                                            --------     --------             --------    --------

*    Share transactions are at a par value of $1.00 per share.

^    Amount is less than five hundred shares.


                        See notes to financial statements

                                  30-31 sperad

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006
--------------------------------------------------------------------------------

(1) ORGANIZATION


The Fifth Third Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At July 31, 2006, the Trust consisted of thirty-six separate investment portfolios, one of which is not currently offered and not included in these financial statements.

The accompanying financial statements and notes relate only to the following Funds (individually a "Fund" and collectively the "Funds"):

PORTFOLIO NAME
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
  Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
  Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Government Money Market Fund and the Michigan Municipal Money Market Fund each offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, the Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer four classes of shares:
Institutional Shares, Select Shares, Preferred Shares and Trust Shares. The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Municipal Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Select Shares, Preferred Shares and Trust Shares. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect their risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual flat fee per class in excess of four classes per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Trust including providing certain administrative personnel and services necessary to operate the Trust, for which it received $1,624,847 in fees from Fifth Third during the year ended July 31, 2006, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust, subject to certain minimums and reimbursement of certain expenses.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2006
--------------------------------------------------------------------------------

Under a Compliance Services Agreement between the Funds', Fifth Third, and BISYS (the "CCO Agreement"), BISYS makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay BISYS $200,000 per year subject to adjustment annually by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

The Advisor and Administrator have entered into an expense limitation agreement with the Funds. Under the terms of this agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2005 through July 31, 2006, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                             INSTITUTIONAL                      MICHIGAN
                                             INSTITUTIONAL    GOVERNMENT     U.S. TREASURY      MUNICIPAL      MUNICIPAL
                              PRIME MONEY    MONEY MARKET    MONEY MARKET     MONEY MARKET    MONEY MARKET   MONEY MARKET
                               MARKET FUND       FUND             FUND            FUND            FUND           FUND
                               -----------    -----------    ------------     ------------    ------------   ------------
Institutional Shares              0.54%          0.21%           0.21%           0.21%            0.54%          0.21%
Class A Shares                    0.79%             NA              NA              NA            0.79%          0.46%
Class B Shares                    1.54%             NA              NA              NA               NA             NA
Class C Shares                    1.54%             NA              NA              NA               NA             NA
Advisor Shares                    1.04%             NA              NA              NA               NA             NA
Select Shares                        NA          0.29%           0.29%           0.29%               NA          0.29%
Preferred Shares                     NA          0.36%           0.36%           0.36%               NA          0.36%
Trust Shares                         NA          0.46%           0.46%           0.46%               NA          0.46%

Amount subject to reimbursement
   expiring on November 28, 2006. $1,011        $4,275          $1,920          $3,468             $162           $931

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT--BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., serves as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor receives a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Fifth Third received $594,531 in fees for its services during the year ended July 31, 2006.Transfer agent fees are computed at 0.0195% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily assets of each Fund between $1 billion and $2 billion and 0.013% of more than $2 billion of the average net assets of the Prime Money Market Fund, Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund. For the Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund, transfer agent fees are computed at 0.0185% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily net assets of each Fund between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Fund. In addition, there is an annual flat fee for each additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Fund up to $500 million, 0.015% of the average daily net assets of each Fund between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Fund. In addition, there shall be an annual flat fee for each additional class of shares per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Trust, for which it received $2,827,627 in fees from Fifth Third during the year ended July 31, 2006, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund including annual fees for additional classes of shares per Fund plus reimbursement of certain fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Fund up to $25 million, 0.0075% of the average daily net assets of each Fund between $25 million and $100 million, 0.005% of the average daily net assets of each Fund between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Fund plus transaction charges.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. There were no borrowings against the line of credit at the end of the year.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2006
--------------------------------------------------------------------------------

(5) FEDERAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended July 31, 2006 was as follows (Amounts in thousands):

                                                    ORDINARY                         TOTAL
                                                     INCOME        TAX EXEMPT    DISTRIBUTIONS
                                                  DISTRIBUTIONS  DISTRIBUTIONS       PAID
                                                  -------------  -------------   -------------
Prime Money Market Fund                              $47,592         $  --          $47,592
Institutional Money Market Fund                       54,536            --           54,536
Institutional Government Money Market Fund            24,332            --           24,332
Government Money Market Fund                           7,859            --            7,859
U.S. Treasury Money Market Fund                       45,276            --           45,276
Michigan Municipal Money Market Fund                      --^        4,472            4,472
Municipal Money Market Fund                               --         5,805            5,805

The tax character of distributions paid during the fiscal year ended July 31, 2005 was as follows (Amounts in thousands):

                                                    ORDINARY                         TOTAL
                                                     INCOME        TAX EXEMPT    DISTRIBUTIONS
                                                  DISTRIBUTIONS  DISTRIBUTIONS       PAID
                                                  -------------  -------------   -------------
Prime Money Market Fund                              $24,392         $  --          $24,392
Institutional Money Market Fund                       24,208            --           24,208
Institutional Government Money Market Fund            11,180            --           11,180
Government Money Market Fund                           4,101            --            4,101
U.S. Treasury Money Market Fund                       25,567            --           25,567
Michigan Municipal Money Market Fund                      --^        2,483            2,483
Municipal Money Market Fund                               --         2,613            2,613

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (Amounts in thousands):

                                                                                                   ACCUMULATED     TOTAL
                                                  UNDISTRIBUTED   UNDISTRIBUTED                    CAPITAL AND   ACCUMULATED
                                                   TAX EXEMPT       ORDINARY      DISTRIBUTIONS       OTHER       EARNINGS/
                                                     INCOME          INCOME          PAYABLE         LOSSES       (DEFICIT)
                                                  -------------   -------------   -------------    -----------   -----------
Prime Money Market Fund                                $ --         $4,242          $(4,160)         $ (92)       $ (10)
Institutional Money Market Fund                          --          6,458           (6,429)            (1)          28
Institutional Government Money Market Fund               --          2,734           (2,723)            --^          11
Government Money Market Fund                             --            887             (823)            (2)          62
U.S. Treasury Money Market Fund                          --          4,738           (4,737)          (142)        (141)
Michigan Municipal Money Market Fund                    494             --             (500)            --           (6)
Municipal Money Market Fund                             803             --             (803)            (3)          (3)

As of July 31, 2006, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (Amounts in thousands):

                                                              EXPIRATION YEAR                                    TOTAL
                                             -------------------------------------------------------------------------
                                             2008           2009          2010          2011          2014
                                             ----           ----          ----          ----          ----
Prime Money Market Fund                       $--            $--           $--           $--          $92        $ 92
Institutional Money Market Fund                --             --            --            --            1           1
Institutional Government Money Market Fund     --             --            --            --           --^         --^
Government Money Market Fund                    2             --            --            --           --           2
U.S. Treasury Money Market Fund                83             59            --            --           --         142
Municipal Money Market Fund                    --             --             3            --^          --           3

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2006, the Funds deferred to August 1, 2006 post October capital losses (Amounts in thousands):

                                                     CAPITAL
                                                     LOSSES
                                                     -------
Government Money Market                                $--^

^    Represents fewer than five hundred dollars.

(6) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              NET REALIZED
                                                            NET ASSET                        AND UNREALIZED         LESS
                                                              VALUE,            NET             GAINS/          DISTRIBUTIONS
                                                            BEGINNING        INVESTMENT      (LOSSES) FROM           TO
                                                            OF PERIOD         INCOME          INVESTMENTS        SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                            $1.00              0.02             --                (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/02                                            $1.00              0.02             --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^                (0.04)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
Year ended 7/31/02                                            $1.00              0.01             --                 (0.01)
Year ended 7/31/03                                            $1.00                --^            --^                   --^
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/06                                            $1.00              0.03             --^                (0.03)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                                          $1.00                --^            --                    --^
Year ended 7/31/03                                            $1.00                --^            --^                   --^
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/06                                            $1.00              0.03             --^                (0.03)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                                        $1.00              0.01             --                 (0.01)
Year ended 7/31/03                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00                --^            --^                   --^
Year ended 7/31/05                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/06                                            $1.00              0.03             --^                (0.03)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                            $1.00              0.02             --                 (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                 (0.04)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                 (0.04)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^                (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                 (0.04)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01            --^                 (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^                 (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                 (0.04)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            RATIOS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------------
                                                                                            RATIOS OF      RATIOS OF      RATIOS OF
                                                                                 NET         EXPENSES         NET          EXPENSES
                                               NET ASSET                       ASSETS,          TO        INVESTMENT          TO
                                                VALUE,                         END OF        AVERAGE       INCOME          AVERAGE
                                                END OF        TOTAL            PERIOD           NET       TO AVERAGE          NET
                                                PERIOD        RETURN          (000 'S)        ASSETS      NET ASSETS      ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                               $1.00         2.02%         $1,732,204        0.55%          1.86%          0.65%
Year ended 7/31/03                               $1.00         1.02%         $1,565,589        0.54%          1.02%          0.65%
Year ended 7/31/04                               $1.00         0.65%         $1,064,622        0.54%          0.64%          0.66%
Year ended 7/31/05                               $1.00         1.91%         $  958,735        0.54%          1.86%          0.65%
Year ended 7/31/06                               $1.00         3.97%         $  563,551        0.54%          3.81%          0.66%
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/02                               $1.00         1.77%         $  447,556        0.80%          1.71%          0.89%
Year ended 7/31/03                               $1.00         0.76%         $  436,687        0.79%          0.77%          0.90%
Year ended 7/31/04                               $1.00         0.40%         $  387,424        0.79%          0.40%          0.91%
Year ended 7/31/05                               $1.00         1.66%         $  464,391        0.79%          1.67%          0.90%
Year ended 7/31/06                               $1.00         3.71%         $  455,183        0.79%          3.65%          0.91%
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
Year ended 7/31/02                               $1.00         1.00%         $    1,893        1.55%          0.91%          1.64%
Year ended 7/31/03                               $1.00         0.32%         $    2,426        1.22%          0.33%          1.65%
Year ended 7/31/04                               $1.00         0.24%         $    1,651        0.95%          0.23%          1.66%
Year ended 7/31/05                               $1.00         0.95%         $    1,340        1.51%          1.14%          1.66%
Year ended 7/31/06                               $1.00         2.94%         $    1,216        1.54%          2.84%          1.66%
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                             $1.00         0.19%*        $       60        1.54%**        0.48%**        1.71%**
Year ended 7/31/03                               $1.00         0.32%         $      154        1.14%          0.32%          1.65%
Year ended 7/31/04                               $1.00         0.23%         $    2,843        0.98%          0.25%          1.66%
Year ended 7/31/05                               $1.00         0.95%         $    1,474        1.46%          0.85%          1.65%
Year ended 7/31/06                               $1.00         2.93%         $      879        1.54%          2.80%          1.66%
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                           $1.00         1.02%*        $        2        0.89%**        1.23%**        0.96%**
Year ended 7/31/03                               $1.00         0.53%         $       62        1.02%          0.46%          1.15%
Year ended 7/31/04                               $1.00         0.24%         $       36        0.96%          0.26%          1.16%
Year ended 7/31/05                               $1.00         1.40%         $       42        1.04%          1.28%          1.15%
Year ended 7/31/06                               $1.00         3.45%         $    1,628        1.04%          3.71%          1.17%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                               $1.00         2.31%         $  189,530        0.22%          2.11%          0.65%
Year ended 7/31/03                               $1.00         1.35%         $  766,023        0.22%          1.24%          0.65%
Year ended 7/31/04                               $1.00         0.98%         $1,049,608        0.22%          0.98%          0.65%
Year ended 7/31/05                               $1.00         2.24%         $1,077,260        0.21%          2.24%          0.65%
Year ended 7/31/06                               $1.00         4.30%         $1,263,609        0.21%          4.25%          0.65%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04                           $1.00         0.70%*        $   13,267        0.30%**        0.92%**        0.73%**
Year ended 7/31/05                               $1.00         2.15%         $   23,924        0.29%          2.23%          0.73%
Year ended 7/31/06                               $1.00         4.22%         $   35,579        0.29%          4.16%          0.73%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04                           $1.00         0.65%*        $   27,206        0.37%**        0.85%**        0.80%**
Year ended 7/31/05                               $1.00         2.08%         $   23,178        0.36%          1.99%          0.80%
Year ended 7/31/06                               $1.00         4.15%         $   98,263        0.36%          4.21%          0.81%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                           $1.00         0.57%*        $   17,591        0.47%**        0.75%**        0.90%**
Year ended 7/31/05                               $1.00         1.98%         $   25,047        0.46%          2.01%          0.90%
Year ended 7/31/06                               $1.00         4.04%         $  160,782        0.46%          4.18%          0.91%
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial highlights
                       and notes to financial statements.


                                  38-39 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              NET REALIZED
                                                            NET ASSET                        AND UNREALIZED         LESS
                                                              VALUE,            NET             GAINS/          DISTRIBUTIONS
                                                            BEGINNING        INVESTMENT      (LOSSES) FROM           TO
                                                            OF PERIOD         INCOME          INVESTMENTS        SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                                            $1.00              0.02             --                (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                (0.04)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                (0.04)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                (0.04)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                (0.04)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                            $1.00              0.02             --                (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/04                                            $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/02                                            $1.00              0.02             --                (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/04                                            $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                            $1.00              0.02             --                (0.02)
Year ended 7/31/03                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              RATIOS/SUPPLEMENTAL DATA
                                                                     --------------------------------------------------------------
                                                                                       RATIOS OF       RATIOS OF          RATIOS OF
                                                                          NET           EXPENSES          NET              EXPENSES
                                         NET ASSET                      ASSETS,            TO         INVESTMENT              TO
                                          VALUE,                        END OF          AVERAGE        INCOME              AVERAGE
                                          END OF       TOTAL            PERIOD             NET        TO AVERAGE              NET
                                          PERIOD       RETURN          (000 'S)          ASSETS       NET ASSETS          ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                        $1.00        2.05%         $  425,092          0.41%           2.03%              0.64%
Year ended 7/31/03                        $1.00        1.07%         $  616,999          0.40%           1.04%              0.65%
Year ended 7/31/04                        $1.00        0.86%         $  223,852          0.31%           0.79%              0.66%
Year ended 7/31/05                        $1.00        2.17%         $  264,707          0.21%           2.16%              0.66%
Year ended 7/31/06                        $1.00        4.23%         $  304,332          0.21%           4.24%              0.66%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                    $1.00        0.65%*        $    5,202          0.30%**         0.82%**            0.75%**
Year ended 7/31/05                        $1.00        2.09%         $    2,176          0.30%           1.83%              0.74%
Year ended 7/31/06                        $1.00        4.14%         $    6,337          0.29%           4.22%              0.75%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                    $1.00        0.59%*        $  276,373          0.37%**         0.75%**            0.82%**
Year ended 7/31/05                        $1.00        2.02%         $  228,555          0.36%           1.96%              0.81%
Year ended 7/31/06                        $1.00        4.07%         $  190,260          0.36%           3.98%              0.82%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT
MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                    $1.00        0.51%*        $   70,270          0.47%**         0.66%**            0.92%**
Year ended 7/31/05                        $1.00        1.92%         $  120,743          0.46%           1.96%              0.91%
Year ended 7/31/06                        $1.00        3.97%         $   96,003          0.46%           3.85%              0.92%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                        $1.00        1.79%         $  279,059          0.65%           1.75%              0.69%
Year ended 7/31/03                        $1.00        0.92%         $  275,107          0.61%           0.84%              0.66%
Year ended 7/31/04                        $1.00        0.47%         $  173,865          0.62%           0.47%              0.67%
Year ended 7/31/05                        $1.00        1.75%         $  144,028          0.58%           1.70%              0.67%
Year ended 7/31/06                        $1.00        3.79%         $  127,537          0.58%           3.73%              0.68%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02                        $1.00        1.58%         $  270,062          0.85%           1.57%               0.94%
Year ended 7/31/03                        $1.00        0.71%         $  177,390          0.81%           0.66%               0.91%
Year ended 7/31/04                        $1.00        0.27%         $  110,153          0.82%           0.27%               0.92%
Year ended 7/31/05                        $1.00        1.55%         $   95,375          0.79%           1.53%               0.92%
Year ended 7/31/06                        $1.00        3.61%         $   72,896          0.75%           3.53%               0.93%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                        $1.00        1.92%         $1,143,352          0.41%           1.88%               0.64%
Year ended 7/31/03                        $1.00        1.02%         $1,644,905          0.40%           0.98%               0.65%
Year ended 7/31/04                        $1.00        0.80%         $  399,195          0.30%           0.74%               0.65%
Year ended 7/31/05                        $1.00        2.08%         $  295,584          0.21%           2.01%               0.65%
Year ended 7/31/06                        $1.00        4.13%         $  386,757          0.21%           4.11%               0.65%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04                    $1.00        0.59%*        $   93,233          0.30%**         0.76%**             0.73%**
Year ended 7/31/05                        $1.00        2.00%         $   83,171          0.29%           2.01%               0.73%
Year ended 7/31/06                        $1.00        4.05%         $   61,992          0.29%           3.95%               0.73%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04                    $1.00        0.54%*        $1,102,963          0.37%**         0.69%**             0.80%**
Year ended 7/31/05                        $1.00        1.93%         $  766,688          0.36%           1.85%               0.80%
Year ended 7/31/06                        $1.00        3.98%         $  625,196          0.36%           3.85%               0.80%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                    $1.00        0.46%*        $  165,402          0.47%**         0.58%**             0.90%**
Year ended 7/31/05                        $1.00        1.83%         $  118,018          0.46%           1.78%               0.90%
Year ended 7/31/06                        $1.00        3.87%         $  113,124          0.46%           3.79%               0.90%
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial highlights
                       and notes to financial statements.


                                  40-41 spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 NET REALIZED
                                               NET ASSET                        AND UNREALIZED         LESS
                                                 VALUE,            NET             GAINS/          DISTRIBUTIONS
                                               BEGINNING        INVESTMENT      (LOSSES) FROM           TO
                                               OF PERIOD         INCOME          INVESTMENTS        SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                               $1.00              0.01             --                (0.01)
Year ended 7/31/03                               $1.00              0.01             --                (0.01)
Year ended 7/31/04                               $1.00              0.01             --                (0.01)
Year ended 7/31/05                               $1.00              0.01             --^               (0.01)
Year ended 7/31/06                               $1.00              0.03             --^               (0.03)
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02                               $1.00              0.01             --                (0.01)
Year ended 7/31/03                               $1.00              0.01             --                (0.01)
Year ended 7/31/04                               $1.00                --^            --                   --^
Year ended 7/31/05                               $1.00              0.01             --^               (0.01)
Year ended 7/31/06                               $1.00              0.02             --^               (0.02)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                               $1.00              0.01             --                (0.01)
Year ended 7/31/03                               $1.00              0.01             --^               (0.01)
Year ended 7/31/04                               $1.00              0.01             --^               (0.01)
Year ended 7/31/05                               $1.00              0.02             --                (0.02)
Year ended 7/31/06                               $1.00              0.03             --^               (0.03)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02                               $1.00              0.01             --                (0.01)
Year ended 7/31/03                               $1.00              0.01             --^               (0.01)
Year ended 7/31/04                               $1.00                --^            --^                  --^
Year ended 7/31/05                               $1.00              0.01             --                (0.01)
Year ended 7/31/06                               $1.00              0.03             --^               (0.03)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04                           $1.00                --^            --^                  --^
Year ended 7/31/05                               $1.00              0.01             --                (0.01)
Year ended 7/31/06                               $1.00              0.03             --^               (0.03)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04                           $1.00                --^            --^                  --^
Year ended 7/31/05                               $1.00              0.01             --                (0.01)
Year ended 7/31/06                               $1.00              0.03             --^               (0.03)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                           $1.00                --^            --^                  --^
Year ended 7/31/05                               $1.00              0.01             --                (0.01)
Year ended 7/31/06                               $1.00              0.03             --^               (0.03)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                   ----------------------------------------------------------------
                                                                                      RATIOS OF          RATIOS OF        RATIOS OF
                                                                        NET            EXPENSES             NET            EXPENSES
                                          NET ASSET                   ASSETS,             TO            INVESTMENT            TO
                                           VALUE,                     END OF           AVERAGE           INCOME            AVERAGE
                                           END OF         TOTAL       PERIOD              NET           TO AVERAGE            NET
                                           PERIOD         RETURN     (000 'S)           ASSETS          NET ASSETS        ASSETS (a)
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                         $1.00          1.41%    $  292,618           0.54%              1.41%            0.65%
Year ended 7/31/03                         $1.00          0.88%    $  247,805           0.54%              0.88%            0.67%
Year ended 7/31/04                         $1.00          0.59%    $  197,225           0.54%              0.59%            0.67%
Year ended 7/31/05                         $1.00          1.45%    $  164,404           0.54%              1.42%            0.67%
Year ended 7/31/06                         $1.00          2.65%    $  189,695           0.54%              2.63%            0.67%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02                         $1.00          1.25%    $      177           0.70%              1.26%            0.91%
Year ended 7/31/03                         $1.00          0.78%    $       19           0.64%              0.90%            0.92%
Year ended 7/31/04                         $1.00          0.49%    $       18           0.64%              0.48%            0.91%
Year ended 7/31/05                         $1.00          1.30%    $      110           0.69%              1.45%            0.93%
Year ended 7/31/06                         $1.00          2.48%    $    1,686           0.70%              2.77%            0.93%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/02                         $1.00          1.45%    $  249,280           0.34%              1.43%            0.77%
Year ended 7/31/03                         $1.00          0.91%    $  199,439           0.42%              0.92%            0.78%
Year ended 7/31/04                         $1.00          0.68%    $  136,302           0.38%              0.67%            0.80%
Year ended 7/31/05                         $1.00          1.55%    $  187,829           0.38%              1.55%            0.80%
Year ended 7/31/06                         $1.00          2.88%    $  214,995           0.25%              2.88%            0.81%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/02                         $1.00          1.38%    $   42,004           0.41%              1.35%            1.02%
Year ended 7/31/03                         $1.00          0.80%    $   53,079           0.52%              0.80%            1.03%
Year ended 7/31/04                         $1.00          0.43%    $   17,590           0.63%              0.42%            1.05%
Year ended 7/31/05                         $1.00          1.30%    $   25,516           0.63%              1.30%            1.06%
Year ended 7/31/06                         $1.00          2.62%    $   27,027           0.50%              2.62%            1.06%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04                     $1.00          0.47%*   $      863           0.46%**            0.62%**          0.91%**
Year ended 7/31/05                         $1.00          1.47%    $       86           0.46%              0.99%            0.89%
Year ended 7/31/06                         $1.00          2.80%    $   10,551           0.29%              3.23%            0.89%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04                     $1.00          0.42%*   $      637           0.53%**            0.55%**          0.98%**
Year ended 7/31/05                         $1.00          1.40%    $       36           0.53%              0.97%            0.97%
Year ended 7/31/06                         $1.00          2.73%    $    2,402           0.36%              3.27%            0.96%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                     $1.00          0.34%*   $      244           0.63%**            0.44%**          1.06%**
Year ended 7/31/05                         $1.00          1.30%    $    8,625           0.63%              1.70%            1.04%
Year ended 7/31/06                         $1.00          2.62%    $   26,028           0.49%              2.81%            1.06%
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.

                        See notes to financial statements

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------



To the Shareholders and
Trustees of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

September 22, 2006

                                                               FIFTH THIRD FUNDS
                                           SUPPLEMENTAL INFORMATION (UNAUDITED):
--------------------------------------------------------------------------------


                         FIFTH THIRD FUNDS MANAGEMENT ^


The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                              INDEPENDENT TRUSTEES

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                          POSITION(S)      TERM OF                                                   IN FUND
                              HELD        OFFICE AND                                                 COMPLEX           OTHER
    NAME AND               WITH THE       LENGTH OF       PRINCIPAL OCCUPATION(S)                  OVERSEEN BY     DIRECTORSHIPS
  DATE OF BIRTH              FUNDS       TIME SERVED      DURING THE PAST 5 YEARS                    TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David J. Durham             Trustee      Indefinite,     Chairman of Clipper Products, Inc.,            36              None
Date of Birth: 5/10/1945                 June 2001-      a wholesale distributor, 2005-Present.
                                           Present       Chairman of Norris Products Corp.,
                                                         a wholesale distributor, 2005-Present.
                                                         President and Chief Executive Officer
                                                         of Clipper Products, Inc., 1997-Present.

J. Joseph Hale Jr.          Trustee      Indefinite,     Consultant, Duke Energy,                       36          Trustee for
Date of Birth: 9/11/1949                    March        2006-Present. President, Cinergy                         Hanover College.
                                        2001-Present     Foundation, November 2001-Present.                    National Underground
                                                         President, Cinergy Corp.,                                Freedom Center,
                                                         Cincinnati Gas & Electric Co.,                         The Cincinnati Zoo,
                                                         The Union Light Heat & Power Co.,                    The Ohio Arts Council,
                                                         July 2000-October 2001.                                   The Cincinnati
                                                                                                                 Parks Foundation,
                                                                                                                   and Playhouse
                                                                                                                    in the Park.

John E. Jaymont             Trustee      Indefinite,     AVP, PIANKO, Feb. 2002-                        36            Printing
Date of Birth: 12/5/1944                   October       Present. Business                                         Industries of
                                        2001-Present     Management Consultant, April                           America: Web Offset
                                                         2000-February 2002.                                      Assoc., Director;
                                                                                                                  Master Printers
                                                                                                               of America, Director.

David J. Gruber             Trustee      Indefinite,     Resources Global Professionals,                36              None
Date of Birth: 8/19/1963                  December       Project Professional, December
                                        2003-Present     2004-Present. Ohio Arts & Sports
                                                         Facilities Commission (state
                                                         funding oversight agency),
                                                         CFO, April 2003-December 2004.
                                                         Ohio Expositions Commission
                                                         (state fair and expo center),
                                                         Finance Director, April
                                                         1996-March 2003.

                               INTERESTED TRUSTEE

Edward Burke Carey*        Chairman-     Indefinite,     Carey Realty Investments, Inc.                 36          The Foundation
Date of Birth: 7/2/1945    Board of       January        (real estate development and                               of the Catholic
                           Trustees     1989-Present     consulting), President, 1990-Present.                         Diocese of
                                                                                                                   Columbus-Trustee,
                                                                                                                        Canisius
                                                                                                                    College-Trustee.

^ Additional disclosure can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.

* Mr. Carey is treated by the Trust as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust and the Investment Advisor. Mr. Carey is an "interested person" because of his past business transactions with Fifth Third Bank and its affiliates.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

                                    OFFICERS

                                                                  TERM OF
                                  POSITION(S)                    OFFICE AND
                                    HELD                         LENGTH OF
      NAME                        WITH THE                         TIME               PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                   FUNDS                         SERVED              DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Bryan C. Haft                        President                  Indefinite,         Employee of BISYS Fund Services
Date of Birth: 1/23/1965                                        June                Limited Partnership since 1992.
                                                                2005-Present

Matthew A. Ebersbach               Vice President               Indefinite,         Assistant Vice President of Fifth
Date of Birth: 1/2/1970                                         March               Third Bank since 2001
                                                                2006-Present

Russell D. Ungerman                Vice President               Indefinite,         Assistant Vice President of Fifth
Date of Birth: 2/9/1971                                         September           Third Bank since 1998.
                                                                2002-Present

Rodney L. Ruehle                Anti-Money Laundering           Indefinite,         Employee of BISYS Fund Services
Date of Birth: 4/26/1968    and Chief Compliance Officer        September           Limited Partnership since August 1995.
                                                                2001-Present

Alaina Metz                     Assistant Secretary             Indefinite,         Employee of BISYS Fund Services
Date of Birth: 4/4/1967                                         September           Limited Partnership since June 1995.
                                                                2004-Present

Aaron J. Masek                       Treasurer                  Indefinite,         Employee of BISYS Fund Services
Date of Birth: 1/26/1974                                        November            Limited Partnership since July 1996.
                                                                2005-Present

Warren Leslie                   Assistant Secretary             Indefinite,         Employee of BISYS Fund Services
Date of Birth: 2/13/1962     and Assistant Treasurer            September           Limited Partnership since May 1995.
                                                                2001-Present

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:
--------------------------------------------------------------------------------


                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                              EXPENSE           EXPENSE
                                                                BEGINNING      ENDING         PAID              RATIO
                                                                  ACCOUNT      ACCOUNT        DURING            DURING
                                                                    VALUE       VALUE         PERIOD*           PERIOD
                                                                   2/1/06      7/31/06   2/1/06 - 7/31/06   2/1/06 - 7/31/06
----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                Institutional Shares     $ 1,000.00   $ 1,021.80        $2.71             0.54%
                                       Class A Shares             1,000.00     1,020.60         3.96             0.79%
                                       Class B Shares             1,000.00     1,016.80         7.70             1.54%
                                       Class C Shares             1,000.00     1,016.80         7.70             1.54%
                                       Advisor Shares             1,000.00     1,019.30         5.21             1.04%
Institutional Money Market Fund        Institutional Shares       1,000.00     1,023.50         1.05             0.21%
                                       Select Shares              1,000.00     1,023.10         1.45             0.29%
                                       Preferred Shares           1,000.00     1,022.80         1.81             0.36%
                                       Trust Shares               1,000.00     1,022.30         2.31             0.46%
Institutional Government
  Money Market Fund                    Institutional Shares       1,000.00     1,023.20         1.05             0.21%
                                       Select Shares              1,000.00     1,022.80         1.45             0.29%
                                       Preferred Shares           1,000.00     1,022.40         1.81             0.36%
                                       Trust Shares               1,000.00     1,021.90         2.31             0.46%
Government Money Market Fund           Institutional Shares       1,000.00     1,021.00         2.91             0.58%
                                       Class A Shares             1,000.00     1,020.20         3.71             0.74%
U.S. Treasury Money Market Fund        Institutional Shares       1,000.00     1,022.70         1.05             0.21%
                                       Select Shares              1,000.00     1,022.20         1.45             0.29%
                                       Preferred Shares           1,000.00     1,021.90         1.80             0.36%
                                       Trust Shares               1,000.00     1,021.40         2.31             0.46%
Michigan Municipal Money Market Fund   Institutional Shares       1,000.00     1,014.60         2.70             0.54%
                                       Class A Shares             1,000.00     1,013.80         3.50             0.70%
Municipal Money Market Fund            Institutional Shares       1,000.00     1,016.10         1.05             0.21%
                                       Class A Shares             1,000.00     1,014.80         2.30             0.46%
                                       Select Shares              1,000.00     1,015.70         1.45             0.29%
                                       Preferred Shares           1,000.00     1,015.30         1.80             0.36%
                                       Trust Shares               1,000.00     1,014.80         2.30             0.46%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                              EXPENSE           EXPENSE
                                                                BEGINNING      ENDING         PAID              RATIO
                                                                  ACCOUNT      ACCOUNT        DURING            DURING
                                                                    VALUE       VALUE         PERIOD*           PERIOD
                                                                   2/1/06      7/31/06   2/1/06 - 7/31/06   2/1/06 - 7/31/06
----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                Institutional Shares     $ 1,000.00   $ 1,022.12        $2.71             0.54%
                                       Class A Shares             1,000.00     1,020.88         3.96             0.79%
                                       Class B Shares             1,000.00     1,017.16         7.70             1.54%
                                       Class C Shares             1,000.00     1,017.16         7.70             1.54%
                                       Advisor Shares             1,000.00     1,019.64         5.21             1.04%
Institutional Money Market Fund        Institutional Shares       1,000.00     1,023.75         1.05             0.21%
                                       Select Shares              1,000.00     1,023.36         1.45             0.29%
                                       Preferred Shares           1,000.00     1,023.01         1.81             0.36%
                                       Trust Shares               1,000.00     1,022.51         2.31             0.46%
Institutional Government
  Money Market Fund                    Institutional Shares       1,000.00     1,023.75         1.05             0.21%
                                       Select Shares              1,000.00     1,023.36         1.45             0.29%
                                       Preferred Shares           1,000.00     1,023.01         1.81             0.36%
                                       Trust Shares               1,000.00     1,022.51         2.31             0.46%
Government Money Market Fund           Institutional Shares       1,000.00     1,021.92         2.91             0.58%
                                       Class A Shares             1,000.00     1,021.12         3.71             0.74%
U.S. Treasury Money Market Fund        Institutional Shares       1,000.00     1,023.75         1.05             0.21%
                                       Select Shares              1,000.00     1,023.36         1.45             0.29%
                                       Preferred Shares           1,000.00     1,023.01         1.81             0.36%
                                       Trust Shares               1,000.00     1,022.51         2.31             0.46%
Michigan Municipal Money Market Fund   Institutional Shares       1,000.00     1,022.12         2.71             0.54%
                                       Class A Shares             1,000.00     1,021.32         3.51             0.70%
Municipal Money Market Fund            Institutional Shares       1,000.00     1,023.75         1.05             0.21%
                                       Class A Shares             1,000.00     1,022.51         2.31             0.46%
                                       Select Shares              1,000.00     1,023.36         1.45             0.29%
                                       Preferred Shares           1,000.00     1,023.01         1.81             0.36%
                                       Trust Shares               1,000.00     1,022.51         2.31             0.46%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

ADDRESSES
-------------------------------------------------------------------------------------------------------


Fifth Third Funds                                    Fifth Third Funds
Money Market Mutual Funds                            3435 Stelzer Road
                                                     Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------


Investment Advisor                                   Fifth Third Asset Management, Inc.
                                                     38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------------


Distributor                                          Fifth Third Funds Distributor, Inc.
                                                     3435 Stelzer Road
                                                     Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------


Administrator, Accountant and Custodian              Fifth Third Bank
                                                     38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------------


Sub-Administrator                                    BISYS Fund Services Limited Partnership
                                                     3435 Stelzer Road
                                                     Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------


Transfer and Dividend Disbursing Agent               BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                 3435 Stelzer Road
                                                     Columbus, Ohio 43219
-------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm        PricewaterhouseCoopers LLP
                                                     100 East Broad Street
                                                     Suite 2100
                                                     Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------

Logo: Fifth Third Funds




9/06                                                                   AR-MMF-06

[LOGO] Fifth Third Funds


       STOCK AND BOND MUTUAL FUNDS

       ANNUAL REPORT TO SHAREHOLDERS


       ___________________
       July 31, 2006

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.


This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management, Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc. Fifth

THIRD FUNDS, LIKE ALL MUTUAL FUNDS:

o ARE NOT FDIC INSURED

o HAVE NO BANK GUARANTEE

o MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook and Commentary Section .................................     1
Management Discussion of Fund Performance
Small Cap Growth Fund ...................................................     4
Mid Cap Growth Fund .....................................................     6
Quality Growth Fund .....................................................     8
Large Cap Core Fund .....................................................    10
Equity Index Fund .......................................................    12
Balanced Fund ...........................................................    14
Micro Cap Value Fund ....................................................    16
Small Cap Value Fund ....................................................    18
Multi Cap Value Fund ....................................................    20
Disciplined Large Cap Value Fund ........................................    22
Fifth Third LifeModel Aggressive Fund SM ................................    24
Fifth Third LifeModel Moderately Aggressive Fund SM .....................    26
Fifth Third LifeModel Moderate Fund SM ..................................    28
Fifth Third LifeModel Moderately Conservative Fund SM ...................    30
Fifth Third LifeModel Conservative Fund SM ..............................    32
Strategic Income Fund ...................................................    34
Dividend Growth Fund ....................................................    36
Technology Fund .........................................................    38
International Equity Fund ...............................................    40
High Yield Bond Fund ....................................................    42
Bond Fund ...............................................................    44
Intermediate Bond Fund ..................................................    46
Short Term Bond Fund ....................................................    48
U.S. Government Bond Fund ...............................................    50
Municipal Bond Fund .....................................................    52
Intermediate Municipal Bond Fund ........................................    54
Ohio Municipal Bond Fund ................................................    56
Michigan Municipal Bond Fund ............................................    58
Schedules of Portfolio Investments ......................................    61
Notes to Schedules of Portfolio Investments .............................   117
Statements of Assets and Liabilities ....................................   126
Statements of Operations ................................................   131
Statements of Changes in Net Assets .....................................   136
Notes to Financial Statements ...........................................   154
Financial Highlights ....................................................   166
Notes to Financial Highlights ...........................................   206
Report of Independent Registered Public Accounting Firm .................   207
Supplemental Information ................................................   208

                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

[LOGO] The 12-month period ending July 31, 2006, proved challenging for stock and bond investors alike. Nonetheless, we are pleased of the performance of the Fifth Third Funds.

As for the issues faced by the financial markets during the period, two themes-- the relentless pressure of the Federal Reserve Board (the "Fed") to increase short-term interest rates and the surging price of crude oil--overshadowed all else.

The Fed took its key fed funds rate from 3.25% at the beginning of the fiscal year to 5.25% by the end. Perhaps more importantly, the central bank's chairmanship turned over from Alan Greenspan to Ben Bernanke. Having guided the Fed quite adeptly since 1987, Mr. Greenspan's legacy seems as though it will be a hard act to follow for Mr. Bernanke. Shortly after the period's end, the Fed paused in its tightening cycle, but as Mr. Bernanke's tendencies remain relatively unknown, many are suspicious that the policymakers may not yet be done.

Crude oil moved from $60 a barrel at the beginning of the fiscal year to nearly $75 barrel at its end--an increase of almost 25%. This ruthless rise in the price of black gold had the arguable effect of causing simultaneous inflationary and recessionary fears in the economy. A terrible 2005 hurricane season severely disrupted the U.S. energy infrastructure, although Mother Nature did bail us out with a warmer winter than normal. As for 2006, the first portion of hurricane season was relatively quiet, though it's still early.

The combination of an active central bank and rising oil prices applied downward pressure on the returns of virtually all domestic financial markets. Among those posting subdued gains were the major domestic stock indices that many of our stock managers utilize. These broad indices generally recorded advances in the 5% range during the fiscal year. Interestingly, large cap stocks outperformed small cap equities for the first time in five years. In addition, there was a lag in growth stocks, which benefit from healthy expectations for economic and corporate earnings growth rates. The growth stock indices that we utilize underperformed the value indices by more than 9% for large cap stocks and around 4% for small cap stocks.

Fixed income investments endured even tougher obstacles than stocks. With an active central bank pushing short-term rates higher--causing prices to move downward in an inverse fashion--few bonds performed well. Adding to the adverse conditions was a flattening of the yield curve, which occurs when short-term rates increase faster than long-term yields. Consider that while the Fed's overnight rate rose 2% during the period, short-term Treasury yields moved higher by about 1% and long-term yields moved higher by about 0.6%. Within this environment, the total returns of the major bond indices that our fund managers use fell within the 2% range.

Compared to the year-over-year gain of 4.1% in the Consumer Price Index 1, such meager returns signaled a negative real return for bond investors--something none of us like to see. However, if the Fed plans to hold on further moves in the coming quarters, we are still optimistic that bond returns could take a turn for the better over the next 12-months. Further reinforcing our outlook was the significant degree to which the yield curve flattened, which indicates that the bond market is already anticipating Fed rate cuts some time in 2007.

More broadly speaking, the fundamentals that drive financial markets over longer periods of time--fiscal policy, monetary policy, economic growth, corporate profit growth, bond yields and inflation--ended the year in an overall mixed fashion. Notable developments include:

o The favorable 15% tax treatment for dividends and long-term capital gains was extended to 2010, a very positive development.

o The Fed left its fed funds rate at 5.25% at its early August meeting conducted just after the end of our fiscal year.

o Gross Domestic Product 1 growth averaged 3.5%--consistent with its long-term average--during the 12-month period ended July 31,2006.

o Double-digit gains in quarterly operating profit growth for the S&P 500(R) Index 1 reached 12 consecutive reporting periods in the second quarter of 2006.

o In comparison to the start of the fiscal year longer term Treasury yields moved higher but ended the fiscal year below 5%, while corporate bond yields ended the period in a similar spot, relative to Treasuries.

o The 4.1% year-over-year increase in consumer prices was cause for concern, but the Fed indicated it believes inflationary pressures will cool in the near term.

Despite the challenges of the fiscal year, our fund managers stayed with their disciplines to produce competitive returns for you, our shareholders. We thank you for your continued confidence in the family of Fifth Third Funds.


/s/Keith Wirtz

Keith Wirtz, CFA
Chief Investment Officer


/s/John Augustine

John Augustine, CFA
Chief Investment Strategist

The foregoing information and opinions are for general information only. Fifth Third Asset Management, Inc. does not guarantee the accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering of individual or personalized investment advice.

--------------------------------------------------------------------------------
1 TERMS AND DEFINITIONS
--------------------------------------------------------------------------------

CONSUMER PRICE INDEX IS A MEASURE THAT EXAMINES THE WEIGHTED AVERAGE OF PRICES OF A BASKET OF CONSUMER GOODS AND SERVICES, SUCH AS TRANSPORTATION, FOOD AND MEDICAL CARE.

GROSS DOMESTIC PRODUCT IS THE MONETARY VALUE OF ALL THE GOODS AND SERVICES PRO DUCED BY AN ECONOMY OVER A SPECIFIED PERIOD. IT INCLUDES CONSUMPTION, GOVERNMENT PURCHASES, INVESTMENTS, AND EXPORTS MINUS IMPORTS.

THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500(R) INDEX") IS AN INDEX OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE.

THE ABOVE INDICES DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

                       This page intentionally left blank.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Small Cap Growth Fund (Institutional Shares) advanced 2.71% on a net of fee basis, outgaining its benchmark, the Russell 2000(R) Growth Index, which returned 1.53%.

The modest gains mask a volatile period which featured a drop early on, a sizable rally from late 2005 through early May and another large drop within the final months. A catalyst for the wild swings was the Fed, which raised its key interest rate a quarter point at each of its eight meetings during the period. This resulted in a short-term rate of 5.25%, a level that fueled some concerns that the Fed had gone too far in its efforts to tame inflation.

Many investors turned defensive during the period's final stretch and opted for larger, more liquid stocks, which, in turn, dampened the performance of small cap equities.

Against this backdrop, strong stock selection in the industrials and energy sectors lifted the Fund. More specifically, electrical equipment and transportation logistics positions aided the industrials group while oilfield equipment and services names boosted the energy position. Despite a minor underweight, relative to the benchmark, exploration and production outfits also bolstered returns from the energy sector.+

Elsewhere, a lack of exposure to the struggling media group within the consumer discretionary sector enhanced relative performance.+

Diminishing returns were holdings in the information technology (IT) sector, especially within the computers and peripherals and IT services groups, and an underweight stake in consumer staples, which rallied during the late-period flight to stability.+

Over the course of the period, the Fund's stake in the IT and consumer discretionary sectors was lightened with most of the proceeds directed into the industrials space.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares             2.71%       4.12%       7.23%        $20,090
--------------------------------------------------------------------------------
Class A Shares*                 -2.63%       2.77%       6.42%        $18,623
--------------------------------------------------------------------------------
Class B Shares**                -2.76%       2.80%       6.14%        $18,143
--------------------------------------------------------------------------------
Class C Shares**                 1.75%       3.09%       6.15%        $18,164
--------------------------------------------------------------------------------
Advisor Shares***               -1.11%       2.91%       6.32%        $18,465
--------------------------------------------------------------------------------
Russell 2000(R)
Growth Index 1                   1.53%       4.23%       4.93%        $16,177
--------------------------------------------------------------------------------
Lipper Small-Cap
Growth Funds Average 1           0.30%       3.32%       7.95%        $23,459
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER, 29, 2001, THE QUOTED PERFORMANCE OF THE SMALL CAP GROWTH FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

Core Laboratories N.V. ................................................  1.79%
General Cable Corp.....................................................  1.70%
Psychiatric Solutions, Inc.............................................  1.68%
Bucyrus International, Inc.............................................  1.65%
First Cash Financial Services, Inc.....................................  1.47%
Huron Consulting Group, Inc............................................  1.43%
FormFactor, Inc........................................................  1.41%
NICE Systems, Ltd., ADR ...............................................  1.37%
VCA Antech, Inc........................................................  1.34%
MWI Veterinary Supply, Inc.............................................  1.31%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                    Fifth Third Small                        Lipper Small-Cap
                     Cap Growth Fund       Russell 2000(R)     Growth Funds
                  (Institutional Shares)    Growth Index         Average
                  ----------------------   ---------------   ----------------
    7/31/96               10000                10000              10000
                          10800                11293              11329
      12/96               11377                11323              11285
                          11157                10136              10168
                          13167                11915              12005
                          15179                13931              14081
      12/97               14556                12789              13175
                          15918                14309              14826
                          15183                13487              14351
                          11964                10471              11348
      12/98               13660                12946              14091
                          12541                12729              13878
                          15022                14606              15913
                          14553                13888              16175
      12/99               17482                18525              23078
                          18914                20245              26848
                          18669                18752              25217
                          19004                18007              25438
      12/00               17415                14370              20976
                          14851                12185              17013
                          17020                14376              19988
                          13841                10339              15158
      12/01               16700                13044              18751
                          17061                12788              18460
                          15097                10781              15883
                          12202                 8461              12873
      12/02               12525                 9097              13556
                          12117                 8744              13136
                          14138                10855              16096
                          15552                11992              17624
      12/03               17592                13512              19904
                          17937                14267              20811
                          17822                14280              20651
                          16693                13422              19331
      12/04               18655                15446              22079
                          17990                14391              20995
                          18454                14892              21853
                          19245                15833              23175
      12/05               19520                16087              23537
                          22826                18398              26552
                          21130                17064              24746
    7/31/06               20090                16177              23459

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 2000(R) Growth Index and the Lipper Small-Cap Growth Funds Average. The Russell 2000(R) Growth Index tracks the performance of common stocks that measure the performance of the securities found in the Russell 2000(R) universe with higher forecasted growth values. The Lipper Small-Cap Growth Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell 2000(R) Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Mid Cap Growth Fund (Institutional Shares) advanced 4.56% on a net of fee basis, topping its benchmark, the Russell MidCap(R) Growth Index, which gained 2.98%.

Inflation fears, rising interest rates and an economic slowdown sent investors scurrying back to value stocks through the final few months of the period. Large-capitalization companies also benefited from the rush to stability, which reversed months of outperformance by small- and mid-cap stocks with solid growth characteristics.

Market sentiment generally hinged on the Fed, which ratcheted up its key interest rate from 3.25% to 5.25% during the period. As the campaign wore on and new Fed chair Ben Bernanke assumed a vigilant position on inflation--economists generally believe that higher short-term interest rates soften inflationary pressures--some investors questioned whether the central bank had been too aggressive and was risking a significant economic slowdown.

Within the Fund, the industrials, energy and materials sectors led the way. More specifically, industrial distribution and machinery stocks lifted the industrials group, oilfield equipment and services companies excelled in the energy sector and specialty metals accounted for the bulk of the gain from materials.+

Adding to performance relative to the benchmark was a lack of exposure to the media sector, which weighed heavily on the consumer discretionary sector.+

Semiconductor and computer peripheral stocks hindered the Fund's returns from the information technology (IT) sector while specialty retailers pulled down the consumer discretionary group. Further limiting relative gains was an absence of holdings within the diversified financial services industry, which did exceptionally well.+

Building on the period's strengths, the Fund broadened its stake in the industrials sector, with the addition of commercial services stocks, and the materials group. Conversely, profits were booked in the energy sector, particularly among exploration and production firms. In the consumer space, broader uncertainties prompted a shift from discretionary to staples stocks.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MID CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MID-SIZE COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MID-SIZE COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares             4.56%       2.75%       8.48%        $22,575
--------------------------------------------------------------------------------
Class A Shares*                 -0.91%       1.45%       7.69%        $20,980
--------------------------------------------------------------------------------
Class B Shares**                -1.49%       1.37%       7.34%        $20,307
--------------------------------------------------------------------------------
Class C Shares**                 3.57%       1.73%       7.49%        $20,587
--------------------------------------------------------------------------------
Advisor Shares***                0.70%       1.59%       7.63%        $20,860
--------------------------------------------------------------------------------
Russell MidCap(R)
Growth Index 1                   2.98%       5.46%       8.94%        $23,552
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Average 1                  1.97%       2.95%       7.66%        $21,694
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE MID CAP GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 24, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

WESCO International, Inc...............................................  1.82%
T. Rowe Price Group, Inc...............................................  1.77%
NII Holdings, Inc......................................................  1.75%
Alliance Data Systems Corp.............................................  1.73%
National-Oilwell Varco, Inc............................................  1.67%
GlobalSantaFe Corp.....................................................  1.64%
Corporate Executive Board Co...........................................  1.61%
Herbalife Ltd..........................................................  1.58%
Cognizant Technology Solutions Corp....................................  1.54%
Cytyc Corp.............................................................  1.53%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                     Fifth Third Mid           Russell        Lipper Mid-Cap
                     Cap Growth Fund          MidCap(R)          Growth Funds
                  (Institutional Shares)    Growth Index         Average
                  ----------------------   ---------------   ----------------
    7/31/96               10000                 10000             10000
                          11359                 11210             11284
      12/96               11987                 11534             11443
                          11546                 11113             10668
                          13408                 12749             12335
                          15696                 14533             14185
      12/97               15900                 14134             13671
                          17197                 15821             15398
                          15967                 15811             15377
                          13833                 13171             12545
      12/98               16453                 16658             15696
                          15704                 17228             15907
                          17456                 19022             17636
                          15640                 18070             17200
      12/99               19261                 25203             23823
                          21803                 30527             27887
                          21020                 28266             26129
                          22756                 28979             27706
      12/00               20595                 22242             22610
                          17110                 16663             17697
                          20308                 19359             19808
                          15701                 13977             15060
      12/01               19301                 17760             18018
                          18856                 17446             17712
                          15381                 14261             15240
                          12607                 11811             12612
      12/02               13428                 12893             13194
                          13078                 12891             12929
                          15570                 15309             15171
                          16391                 16405             15998
      12/03               18466                 18400             17830
                          18977                 19289             18609
                          18870                 19492             18711
                          17765                 18648             17803
      12/04               20001                 21248             20172
                          19314                 20893             19553
                          20594                 21610             20200
                          21725                 23025             21460
      12/05               22261                 23818             22118
                          24962                 25631             24183
                          23557                 24428             22722
    7/31/06               22575                 23552             21694

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell MidCap(R) Growth Index and the Lipper Mid-Cap Growth Funds Average. The Russell MidCap(R) Growth Index measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Lipper Mid-Cap Growth Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell MidCap(R) Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Mid-Cap Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
QUALITY GROWTH FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Quality Growth Fund (Institutional Shares) decreased 4.10% on a net of fee basis, underperforming its benchmark, the Russell 1000(R) Growth Index, which lost 0.76%.

Despite a continued sound economy and strong corporate earnings growth, the market flocked to defensive, slower growth companies through the final three months of the period. Fears that inflation had accelerated more than expected fueled the shift, which was magnified by the Fed's assertion that it needed to keep raising interest rates to hold price pressures at bay. Caught in the crosswinds, stocks of some of the faster growth companies in the Fund declined on concerns about the sustainability of future earnings growth.

Modestly overweight positions, relative to the benchmark, in the information technology (IT) and consumer discretionary sectors contributed to the Fund's decline. Although the Fund's IT investments were focused on companies with solid long-term prospects in the semiconductor and electronics industries, the stocks dropped amid investors' aversion to anything perceived as economically sensitive. Similarly, do-it-yourself home improvement retailers and casino holdings weighed on the Fund's consumer discretionary stake.+

An underweight stake in the consumer staples space hampered relative performance as well. The sector is filled with companies that have modest expectations for growth and a low degree of economic sensitivity--the type of holdings that led the market through the closing months despite relatively high valuations.+

An overweight stake in the financial services sector provided a lift. Strong merger and acquisition activity aided capital market companies early and the Fund later benefited from its rotation into large diversified banks. In addition, strong performance from select biotechnology and healthcare services firms generated solid healthcare sector returns.+

Amid broad expectations for slower--but still positive-- economic and earnings growth rates, the Fund ended the period with a renewed focus on company fundamentals. This emphasis stressed strong balance sheets, healthy cash flow levels and solid earnings growth that is sustainable through periods of moderate growth. In addition, companies that serve vibrant market niches held appeal, provided they were selling at reasonable valuations.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares            -4.10%       -2.58%      6.31%        $18,446
--------------------------------------------------------------------------------
Class A Shares*                 -9.06%       -3.81%      5.57%        $17,190
--------------------------------------------------------------------------------
Class B Shares**                -9.77%       -3.92%      5.21%        $16,616
--------------------------------------------------------------------------------
Class C Shares**                -5.03%       -3.55%      5.37%        $16,874
--------------------------------------------------------------------------------
Advisor Shares***               -7.66%       -3.70%      5.50%        $17,078
--------------------------------------------------------------------------------
Russell 1000(R)
Growth Index 1                  -0.76%       -0.64%      5.86%        $17,667
--------------------------------------------------------------------------------
S&P 500(R) Index 1               5.38%        2.82%      8.88%        $23,405
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1             3.77%        1.40%      7.18%        $20,548
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE QUALITY GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

CVS Corp...............................................................  3.66%
Gilead Sciences, Inc...................................................  3.50%
Pharmaceutical Product Development.....................................  3.23%
Cisco Systems, Inc.....................................................  2.81%
Caremark Rx, Inc.......................................................  2.70%
Best Buy Co., Inc......................................................  2.56%
Bank of America Corp...................................................  2.43%
Genzyme Corp...........................................................  2.10%
Marriott International, Inc., Class A..................................  2.07%
First Data Corp........................................................  1.95%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
QUALITY GROWTH FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]


                   Fifth Third Quality
                       Growth Fund         Russell 1000(R)      S&P 500(R)        Lipper Large-Cap
                  (Institutional Shares)    Growth Index          Index          Core Funds Average
                  ----------------------   ---------------   ----------------   --------------------
    7/31/96               10000                 10000             10000                10000
                          11034                 11005             10785                10802
      12/96               11842                 11670             11684                11555
                          11877                 11732             11998                11690
                          14267                 13951             14090                13539
                          15318                 15000             15146                14675
      12/97               15714                 15228             15580                14875
                          17583                 17535             17752                16726
                          17583                 18331             18341                17084
                          15952                 16666             16521                15148
      12/98               20453                 21122             20036                18289
                          21158                 22464             21034                18969
                          22465                 23329             22514                20293
                          21807                 22474             21112                18970
      12/99               25333                 28125             24250                21801
                          27164                 30129             24806                22610
                          26684                 29316             24147                22063
                          26194                 27739             23913                22106
      12/00               24366                 21818             22043                20557
                          20259                 17258             19431                18129
                          21408                 18711             20568                19114
                          17620                 15079             17550                16230
      12/01               21014                 17362             19425                18000
                          20462                 16913             19479                17982
                          16424                 13755             16871                15674
                          13384                 11685             13958                13147
      12/02               14183                 12521             15134                14041
                          13701                 12387             14657                13538
                          15873                 14160             16912                15454
                          16695                 14714             17360                15823
      12/03               18632                 16246             19472                17631
                          18691                 16374             19802                17860
                          18445                 16691             20142                18055
                          17000                 15819             19766                17600
      12/04               18468                 17269             21590                19157
                          17551                 16564             21126                18772
                          18222                 16972             21415                19014
                          19022                 17653             22187                19750
      12/05               19623                 18178             22649                20227
                          20364                 18741             23602                21043
                          19222                 18010             23262                20552
    7/31/06               18446                 17667             23405                20548


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 1000(R) Growth Index, the S&P 500(R) Index and the Lipper Large-Cap Core Funds Average. The Russell 1000(R) Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell 1000(R) Growth Index and the S&P 500(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
LARGE CAP CORE FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Large Cap Core Fund (Institutional Shares) advanced 6.12% on a net of fee basis, outperforming its benchmark, the S&P 500 Index, which advanced 5.38%.

The results were indicative of the performance the quantitative mathematical model used to select stocks for the Fund. The model, which provides an objective and balanced approach to evaluating stocks, consists of four broad factor groups-- sentiment, valuation, earnings quality and capital discipline. The diverse factors employed in the model help ensure that it--and the Fund--performs effectively in a variety of market conditions. This was especially important during the reporting period as the market rotated between two dramatically different environments.

High energy prices and inflation concerns weighed heavily on the market during the first three months of the period and again over the final three months. Such conditions prompted a shift from economically sensitive sectors into lower risk stocks with more reasonable valuations. Since valuation factors are well represented in the model, the Fund more than held its own during these periods.

During the intermediate six months of the period, strong industrial data, stabilizing energy prices and strong earnings reports fueled investor optimism. During this phase, stocks with positive earnings revisions outperformed, and as a result of the sentiment factors in the model, the Fund was more than competitive against its benchmark.

On an industry basis, overweight positions, relative to the benchmark, in integrated oil companies, diversified financial service providers and railroads boosted returns, as did an underweight exposure to the slumping Internet software and services group.+

Positions that diminished results included an underweight stake in the telecommunications services sector, which thrived through the closing months of the period despite high valuations, and an overweight in industrials, which led the market early on before slumping with other economically sensitive groups.+

Generally, sector weightings don't vary much from the benchmark, but stock selection within a group can generate a significant difference. Standouts that enhanced returns during the past 12-months included picks in the healthcare services and beverage industries.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares            6.12%        2.16%       6.94%        $19,553
--------------------------------------------------------------------------------
Class A Shares*                 0.54%        0.86%       6.12%        $18,117
--------------------------------------------------------------------------------
Class B Shares**                0.07%        0.75%       5.85%        $17,659
--------------------------------------------------------------------------------
Class C Shares**                5.07%        1.13%       5.85%        $17,665
--------------------------------------------------------------------------------
Advisor Shares***               2.20%        0.97%       6.05%        $17,997
--------------------------------------------------------------------------------
Russell 1000(R)                 5.23%        3.45%       9.12%        $23,943
Index 1
--------------------------------------------------------------------------------
S&P 500(R) Index 1              5.38%        2.82%       8.88%        $23,405
--------------------------------------------------------------------------------
 Lipper Large-Cap
Core Funds Average 1            3.77%        1.40%       7.18%        $20,548
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE LARGE CAP CORE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 1, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE OF CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST 1, 2005, RESPECTIVELY. THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTST+
--------------------------------------------------------------------------------

Exxon Mobil Corp.......................................................  4.03%
General Electric Corp..................................................  3.06%
Microsoft Corp.........................................................  2.50%
Citigroup, Inc.........................................................  2.35%
Chevron Corp...........................................................  1.98%
J.P. Morgan Chase & Co.................................................  1.78%
IBM Corp...............................................................  1.76%
Cisco Systems, Inc.....................................................  1.68%
Hewlett-Packard Co.....................................................  1.56%
Wells Fargo & Co.......................................................  1.47%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
LARGE CAP CORE FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]


                    Fifth Third Large
                      Cap Core Fund        Russell 1000(R)                        Lipper Large-Cap
                  (Institutional Shares)        Index         S&P 500 Index      Core Funds Average
                  ----------------------   ---------------   ----------------   --------------------
    7/31/96               10000                 10000             10000                10000
                          10691                 10850             10785                10802
      12/96               11428                 11716             11684                11555
                          11646                 11897             11998                11690
                          13110                 13897             14090                13539
                          14284                 15110             15146                14675
      12/97               14187                 15564             15580                14875
                          16028                 17645             17752                16726
                          16545                 18087             18341                17084
                          14992                 16222             16521                15148
      12/98               18169                 19770             20036                18289
                          18972                 20586             21034                18969
                          20236                 22052             22514                20293
                          18965                 20596             21112                18970
      12/99               21583                 23905             24250                21801
                          21807                 24948             24806                22610
                          21157                 24092             24147                22063
                          20753                 24264             23913                22106
      12/00               19154                 22043             22043                20557
                          16874                 19273             19431                18129
                          17749                 20489             20568                19114
                          15232                 17368             17550                16230
      12/01               16699                 19298             19425                18000
                          16727                 19441             19479                17982
                          14483                 16825             16871                15674
                          11855                 13979             13958                13147
      12/02               12730                 15120             15134                14041
                          12284                 14675             14657                13538
                          13999                 16985             16912                15454
                          14306                 17494             17360                15823
      12/03               16053                 19639             19472                17631
                          16448                 20013             19802                17860
                          16603                 20294             20142                18055
                          16228                 19926             19766                17600
      12/04               17762                 21879             21590                19157
                          17702                 21462             21126                18772
                          17895                 21902             21415                19014
                          18366                 22767             22187                19750
      12/05               18771                 23250             22649                20227
                          19716                 24294             23602                21043
                          19359                 23891             23262                20552
    7/31/06               19553                 23943             23405                20548


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 1000(R) Index, the S&P 500(R) Index and the Lipper Large-Cap Core Funds Average. The Russell 1000(R) Index measures the performance of 1,000 largest securities found in the Russell universe. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell 1000(R) Index and the S&P 500(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
EQUITY INDEX FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Equity Index Fund (Institutional Shares) returned 5.21% on a net of fee basis, underperforming its benchmark, the S&P 500(R) Index, which advanced 5.38%. As the Fund seeks to duplicate the returns of the S&P 500(R) Index, slight underperformance is expected, due primarily to Fund management fees.

Following a significant mid-period runup in cyclical stocks, investors reverted to a more defensive mindset in May and sent economically sensitive issues tumbling. Accordingly, value stocks generally outperformed growth names, large capitalization holdings topped small cap equities and higher quality positions outperformed low quality stocks.

From a sector standpoint, the energy sector led the market as oil prices settled above $70 a barrel. Early attraction to exploration and production companies gave way to drillers and oilfield service companies, which benefited from expanded capital expenditure budgets industrywide.

One of the worst performing groups during the first six months of period--telecommunication services--rallied through the second half to finish with the second-best overall performance. As risk tolerance faded, many investors sought out the stable growth rates found within the sector, as well as relatively healthy dividend yields.+

Interestingly, the financial services sector also boosted returns despite steadily rising interest rates, which usually weigh on bank earnings. Largely accounting for the outperformance were brokerages, asset managers and large investment banks, which profited from the heightened merger and acquisition activity.+

Hindering performance were the information technology (IT) and consumer discretionary sectors, which both posted negative returns. Slowing growth in personal computer sales and easing fortunes among high-flying Internet concerns weighed on the IT group while worries about consumer spending in the face of higher interest rates and a cooler housing market prompted an aversion to discretionary stocks.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN COMMON STOCK OF COMPANIES THAT MAKE UP THE S&P 500(R) INDEX. THE ADVISOR ATTEMPTS TO TRACK THE PERFORMANCE OF THE S&P 500(R) INDEX TO ACHIEVE A CORRELATION OF 95% BETWEEN THE PERFORMANCE OF THE FUND AND THAT OF THE S&P 500(R) INDEX WITHOUT TAKING INTO ACCOUNT THE FUND'S EXPENSES.

IT IS IMPORTANT TO REMEMBER THAT THERE ARE RISKS ASSOCIATED WITH INDEX INVESTING, INCLUDING THE POTENTIAL RISK OF MARKET DECLINE, AS WELL AS THE RISKS ASSOCIATED WITH INVESTING IN SPECIFIC COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares             5.21%       2.55%       8.51%        $22,625
--------------------------------------------------------------------------------
Class A Shares*                 -0.28%       1.24%       7.68%        $20,959
--------------------------------------------------------------------------------
Class B Shares**                -0.83%       1.14%       7.43%        $20,469
--------------------------------------------------------------------------------
Class C Shares**                 4.15%       1.53%       7.43%        $20,480
--------------------------------------------------------------------------------
Advisor Shares***                1.32%       1.39%       7.63%        $20,856
--------------------------------------------------------------------------------
Select Shares                    5.13%       2.46%       8.43%        $22,465
--------------------------------------------------------------------------------
Preferred Shares                 5.06%       2.39%       8.35%        $22,302
--------------------------------------------------------------------------------
Trust Shares                     4.95%       2.29%       8.25%        $22,086
--------------------------------------------------------------------------------
S&P 500(R) Index 1               5.38%       2.82%       8.88%        $23,405
--------------------------------------------------------------------------------
Lipper S&P 500(R) Index
Objective Funds Average 1        4.84%       2.26%       8.42%        $22,450
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE EQUITY INDEX FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE. THE INCEPTION DATE FOR THE CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. THE INCEPTION DATE FOR THE SELECT, PREFERRED AND TRUST SHARES IS OCTOBER 20, 2003. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF THE SELECT, PREFERRED AND TRUST SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR SELECT, PREFERRED AND TRUST SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------
Exxon Mobil Corp.......................................................  3.14%
General Electric Corp..................................................  2.60%
Citigroup, Inc.........................................................  1.84%
Bank of America Corp...................................................  1.80%
Microsoft Corp.........................................................  1.61%
Pfizer, Inc............................................................  1.46%
Johnson & Johnson......................................................  1.42%
Procter & Gamble Co....................................................  1.41%
Altria Group, Inc......................................................  1.28%
J.P. Morgan Chase & Co.................................................  1.21%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
EQUITY INDEX FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                    Fifth Third Equity                        Lipper S&P 500
                        Index Fund           S&P 500(R)      Index Objective
                  (Institutional Shares)        Index         Funds Average
                  ----------------------   ---------------   ----------------
    7/31/96               10000                 10000             10000
                          10770                 10785             10774
      12/96               11643                 11684             11657
                          11947                 11998             11952
                          13999                 14090             14022
                          15015                 15146             15051
      12/97               15433                 15580             15463
                          17568                 17752             17598
                          18136                 18341             18160
                          16324                 16521             16345
      12/98               19794                 20036             19817
                          20770                 21034             20775
                          22215                 22514             22206
                          20797                 21112             20801
      12/99               23862                 24250             23867
                          24391                 24806             24382
                          23722                 24147             23703
                          23484                 23913             23460
      12/00               21644                 22043             21611
                          19060                 19431             19031
                          20157                 20568             20119
                          17185                 17550             17146
      12/01               18999                 19425             18955
                          19033                 19479             18987
                          16471                 16871             16424
                          13616                 13958             13579
      12/02               14752                 15134             14709
                          14282                 14657             14228
                          16467                 16912             16401
                          16882                 17360             16815
      12/03               18912                 19472             18841
                          19218                 19802             19139
                          19533                 20142             19448
                          19158                 19766             19065
      12/04               20923                 21590             20805
                          20463                 21126             20342
                          20734                 21415             20600
                          21472                 22187             21324
      12/05               21909                 22649             21756
                          22829                 23602             22655
                          22485                 23262             22318
    7/31/06               22625                 23405             22450

The minimum investment for the Institutional Share Class is $5 million, based on the initial investment of $5 million the ending value for the Institutional Shares would have been $11,312,478.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the S&P 500(R) Index and the Lipper S&P 500(R) Index Objective Funds Average. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper S&P 500(R) Index Objective Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The S&P 500(R) Index is an unmanaged index and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper S&P 500(R) Index Objective Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Balanced Fund (Institutional Shares) lost 1.51% on a net of fee basis, compared to the S&P 500(R) Index return of 5.38% and the Lehman Brothers Aggregate Bond Index return of 1.46%.

As concerns slowing economic growth compounded amid rising interest rates and increasing inflationary pressures, equity markets experienced a swift and volatile shift in leadership through the final three months of the period. Seeking companies with more reliable earnings and steadier growth rates, investors dumped cyclical stocks, which tend to prosper in periods of robust economic growth, and shifted to more defensive names.

Against this backdrop, Fund holdings in the healthcare, information technology
(IT) and energy sectors hampered performance. Within the healthcare space, preferences shifted to previously neglected large capitalization pharmaceutical companies and away from Fund positions in the insurer and medical device groups, which contended with cloudy growth prospects.+

Broader expectations for slower growth also pulled down IT stocks, although the Fund realized a modest benefit from reducing its stake from overweight to underweight, relative to the benchmark, during the period. Also diminishing returns were the Fund's oilfield services stocks, which dropped as energy sector investors migrated toward large integrated oil companies.

Aiding performance was a well-diversified overweight position in the consumer staples sector and a materials group stake which was somewhat insulated from wild swings in commodity prices.

As interest rates rose across the yield curve, the fixed income component of the Fund benefited from overweight positions, relative to the benchmark, in asset backed securities (ABS) and commercial mortgage backed securities (CMBS).+

Consisting primarily of home equity loans originating 3-5 years ago--before the rapid acceleration in housing values--the Fund's ABS exposure saw minimal reaction to the cooling of the housing market.+

Within the CMBS space, the solid fundamental health of the commercial real estate market, which featured low delinquency and foreclosure rates, bolstered the Fund's holdings.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares            -1.51%        0.26%      6.20%        $18,251
--------------------------------------------------------------------------------
Class A Shares*                 -6.63%       -1.02%      5.45%        $16,996
--------------------------------------------------------------------------------
Class B Shares**                -7.39%       -1.13%      5.09%        $16,428
--------------------------------------------------------------------------------
Class C Shares**                -2.56%       -0.75%      5.27%        $16,712
--------------------------------------------------------------------------------
Advisor Shares***               -5.18%       -0.90%      5.25%        $16,685
--------------------------------------------------------------------------------
S&P 500(R) Index 1               5.38%        2.82%      8.88%        $23,405
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index 1           1.46%        4.79%      6.33%        $18,476
--------------------------------------------------------------------------------
Lipper Balanced
Funds Average 1                  4.30%        3.53%      7.02%        $20,005
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

Fannie Mae, 5.50%, 9/1/36 TBA..........................................  2.78%
Truck Retail Installment Paper Corp., 5.47%, 12/15/16..................  2.19%
Chase Mortgage Finance Corp., Series 2005-AI,
  Class 2A2,5.25%, 12/25/35............................................  2.11%
J.P. Morgan Mortgage Trust, Series 2005-A2,
  Class 3A2,4.93%, 4/25/35.............................................  2.11%
Freddie Mac, 4.50%, 8/15/16............................................  1.65%
Chase Mortgage Finance Corp.,5.00%, I 1/25/1933........................  1.63%
American Home Mortgage Investment Trust,
  Series 2005-2, Class 5A4D, 5.33%, 9/25/35............................  1.55%
Northern Trust Corp....................................................  1.25%
McDonald's Corp........................................................  1.24%
Procter & Gamble Co....................................................  1.17%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]


                       Fifth Third                           Lehman Brothers
                      Balanced Fund          S&P 500(R)       Aggregate Bond      Lipper Balanced
                  (Institutional Shares)        Index             Index            Funds Average
                  ----------------------   ---------------   ----------------   --------------------
    7/31/96               10000                 10000             10000                10000
                          10825                 10785             10157                10538
      12/96               11399                 11684             10462                11102
                          11358                 11998             10403                11126
                          12935                 14090             10785                12289
                          13926                 15146             11144                13111
      12/97               14144                 15580             11472                13284
                          15193                 17752             11650                14323
                          15113                 18341             11922                14497
                          14146                 16521             12427                13604
      12/98               16669                 20036             12468                15194
                          16770                 21034             12407                15431
                          17476                 22514             12298                16117
                          16851                 21112             12381                15420
      12/99               19275                 24250             12366                16593
                          20349                 24806             12639                17102
                          20304                 24147             12859                16907
                          20752                 23913             13247                17274
      12/00               19717                 22043             13804                17005
                          17081                 19431             14223                16122
                          18202                 20568             14303                16743
                          15599                 17550             14962                15371
      12/01               18053                 19425             14969                16423
                          17847                 19479             14983                16460
                          15720                 16871             15537                15318
                          14412                 13958             16249                13881
      12/02               15100                 15134             16504                14553
                          14850                 14657             16734                14304
                          15895                 16912             17153                15840
                          16190                 17360             17128                16133
      12/03               17316                 19472             17182                17367
                          17417                 19802             17638                17739
                          17385                 20142             17207                17692
                          17205                 19766             17758                17631
      12/04               18161                 21590             17927                18751
                          18188                 21126             17841                18500
                          18343                 21415             18378                18818
                          18382                 22187             18254                19299
      12/05               18499                 22649             18363                19569
                          18933                 23602             18244                20154
                          18443                 23262             18230                19916
    7/31/06               18251                 23405             18476                20005


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the S&P 500(R) Index, the Lehman Brothers Aggregate Bond Index and Lipper Balanced Funds Average. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lehman Brothers Aggregate Bond Index is generally representative of the bond market as a whole. The Lipper Balanced Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The S&P 500(R) Index and the Lehman Brothers Aggregate Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Balanced Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Micro Cap Value Fund (Institutional Shares) gained 1.93% on a net of fees basis, underperforming its benchmark, the Russell Microcap(R) Index, which returned 2.79%.

Despite rising interest rates, increasing prices on raw materials and a housing slowdown, corporate earnings held up well during the period. Residual concerns over such conditions, however, contributed to skittish equity markets, which traded in a relatively muted range-bound fashion.

Relative to the benchmark, the Fund's most disappointing performance was in the consumer discretionary sector. Both an overweight position in the poorly performing group and company specific disappointments detracted from performance. Having benefited from an overweight position in the sector over the past several years, the Fund's exposure was gradually reduced to an underweight stake over the course of the period.+

An underweight position in the financial services sector also hindered relative returns as the sector performed well despite rising interest rates. With an eye toward the eventual end of the Federal Reserve's rate-hike campaign, in which the key overnight lending rate has advanced from 1.00% to 5.25% in a 24-month span, the Fund recently increased its ownership of bank stocks.+

The Fund's best relative performance came in the industrials sector, where a substantial overweight position and good stock selection contributed to gains. Notably, picks in the transportation and engineering and construction groups performed well. In addition, the Fund benefited from an underweight position in the healthcare sector, where very good stock selection led to positive returns in a sector that declined within the benchmark.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MICRO CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MICRO-CAP COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MICRO-CAP STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                           INCEPTION                        SINCE     ENDING
                             DATE      1 YEAR    5 YEAR   INCEPTION   VALUE 2
                           ---------  --------  --------  ---------  ---------
Institutional Shares        2/1/98      1.93%    16.05%    13.92%     $30,252
--------------------------------------------------------------------------------
Class A Shares*             2/1/98     -3.51%    14.58%    13.08%     $28,399
--------------------------------------------------------------------------------
Class B Shares**            2/1/98     -2.70%    14.94%    13.05%     $28,343
--------------------------------------------------------------------------------
Class C Shares**            2/1/98      0.86%    15.17%    13.28%     $28,846
--------------------------------------------------------------------------------
Advisor Shares***           2/1/98     -2.00%    14.79%    13.06%     $28,355
--------------------------------------------------------------------------------
Russell Micro
Cap(R) Index 1                          2.79%    11.20%      N/A      $17,126
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index 1                           6.93%    13.28%    10.68%     $23,700
--------------------------------------------------------------------------------
Lipper Small-Cap
Value Funds Average 1                   3.83%    11.70%     9.81%     $22,445
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. THE INCEPTION DATE FOR CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A, CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS A, CLASS B AND CLASS C SHARES. FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVE VALUE FUND INVESTOR SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

Input/Output, Inc......................................................  1.79%
Apogee Enterprises, Inc................................................  1.63%
SonicWALL, Inc.........................................................  1.53%
National Dentex Corp...................................................  1.44%
OSI Systems, Inc.......................................................  1.44%
EFJ, Inc...............................................................  1.41%
National Atlantic Holdings Corp........................................  1.35%
Hartmarx Corp..........................................................  1.34%
Symmetricom, Inc.......................................................  1.34%
Texas United Bancshares, Inc...........................................  1.30%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]


                    Fifth Third Micro
                     Cap Value Fund         Russell 2000(R)    Russell Micro      Lipper Small-Cap
                  (Institutional Shares)     Value Index       Cap(R) Index     Value Funds Average
                  ----------------------   ---------------   ----------------   --------------------
     2/1/98               10000                 10000                                  10000
                          10480                 11035                                  11123
                          10280                 10636                                  10516
                           8380                  8735                                   8371
      12/98                9713                  9527                                   9424
                          10217                  8604                                   8418
                          12393                 10028                                   9980
                          11305                  9244                                   9253
      12/99               11799                  9385                                   9756
                          13004                  9744                                  10152
                          12373                  9934             10000                10206
                          12562                 10663              9953                10980
      12/00               11654                 11528              8695                11513
                          12708                 11640              8684                11513
                          14845                 12994             10603                13066
                          12636                 11262              8444                11343
      12/01               14323                 13144             10225                13307
                          15819                 14403             10625                14410
                          15843                 14098             10255                13801
                          12565                 11097              7960                11205
      12/02               14358                 11643              8578                11768
                          14190                 11051              8361                11138
                          18641                 13562             10743                13346
                          20867                 14610             12279                14333
      12/03               24323                 17001             14271                16611
                          26445                 18178             15200                17640
                          27127                 18332             14933                17924
                          26445                 18359             14103                17767
      12/04               29975                 20783             16288                19995
                          28842                 19957             15076                19642
                          27654                 20970             15555                20210
                          29462                 21618             16496                21206
      12/05               29881                 21762             16704                21369
                          33034                 24701             19065                23789
                          31454                 24033             17774                23006
    7/31/06               30252                 23700             17126                22445


--------------------------------------------------------------------------------
The Russell Micro Cap(R) Index is a subset of the the Russell 2000(R) Value Index. The Russell Micro Cap(R) Index has no historical performance prior to June 2000, therefore the ending value for this index was not calculated from the inception date of the Fund. The Russell 2000(R) Value Index and the Lipper Small-Cap Value Funds Average are calculated from the inception date of the Fund.
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 2000(R) Value Index, the Russell Micro Cap(R) Index and the Lipper Small-Cap Value Funds Average. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with a less-than-average growth orientation. The Russell Micro Cap(R) Index is a subset of the Russell 2000(R) Value Index. This custom index consists of the smallest one-half of the stocks in the Russell 2000(R) Value Index using market capitalization as of June 30, of each year after the Russell reconstitution of the Russell 2000(R) Value Index. The Lipper Small-Cap Value Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell 2000(R)Value Index and the Russell Micro Cap(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Value Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $ 10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Small Cap Value Fund (Institutional Shares) returned 2.62% on a net of fee basis, lagging its benchmark, the Russell 2000(R) Value Index, which gained 6.93%.

A strong economy, which led to rising inflationary pressures, caused the Federal Reserve to keep ratcheting up its core lending rate during the period. Through much of the first six months of the period, the fallout proved advantageous to small cap value stocks, but the tide turned during the first quarter of 2006. As many investors focused on global growth prospects, information technology (IT), materials and industrials sector stocks that were too expensive, relative to the Fund's value discipline, led the market.

Complicating matters, IT positions that did fit the Fund's investment profile struggled in the market shift, although the group rallied somewhat through the final quarter. Poor stock selection in the software and semiconductor spaces proved especially detrimental.+

The materials sector also weighed on returns as the Fund held little exposure to the industrial metals group, which performed well but was quite highly valued. Some buying opportunities within the sector did arise in the paper, chemicals and alternative fuels groups.+

Lifting returns was the Fund's energy sector stake, where a shift from oilfield service providers to tankers enhanced solid gains. Consumer discretionary sector positions in the apparel manufacturing industry and retail group, which experienced significant consolidation during the period, boosted results as well. By the period's close, however, expectations for an economic slowdown prompted a reduction in discretionary names with a tighter focus on more defensive names.+

Additionally, the Fund's exposure to the consumer staples sector, which tends to offer more consistent returns, was increased through an assortment of new food, beverage and retail positions. As part of its more defensive stance, the Fund's dividend yield increased significantly through the period's closing months.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                              INCEPTION                   SINCE       ENDING
                                DATE         1 YEAR     INCEPTION     VALUE 2
                              ---------     --------    ---------    ---------
Institutional Shares           4/1/03         2.62%      18.90%       $17,803
--------------------------------------------------------------------------------
Class A Shares*                4/1/03        -2.74%      16.77%       $16,761
--------------------------------------------------------------------------------
Class B Shares**               4/1/03        -2.94%      17.12%       $16,930
--------------------------------------------------------------------------------
Class C Shares**               4/1/03         1.59%      17.68%       $17,202
--------------------------------------------------------------------------------
Advisor Shares***              4/1/03        -1.23%      17.15%       $16,945
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index 1                                 6.93%      25.72%       $21,445
--------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Average 1                          3.67%      22.30%       $19,661
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

EnerSys................................................................  2.19%
Platinum Underwriters Holdings.........................................  1.86%
Quebecor World, Inc....................................................  1.73%
Coca-Cola Femsa, SA de CV ADR .........................................  1.73%
Kindred Healthcare, Inc................................................  1.72%
Irwin Financial Corp...................................................  1.72%
Tsakos Energy Navigation, Ltd..........................................  1.65%
Iowa Telecommunications Services.......................................  1.64%
Molina Healthcare, Inc.................................................  1.59%
Schweitzer-Mauduit International.......................................  1.56%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                    Fifth Third Small                        Lipper Small-Cap
                      Cap Value Fund       Russell 2000(R)      Core Funds
                  (Institutional Shares)     Value IndeX         Average
                  ----------------------   ---------------   ----------------
     4/1/03               10000                 10000             10000
                          11240                 12272             12143
                          11860                 13220             13130
      12/03               13841                 15384             15100
                          14837                 16449             16004
                          14732                 16588             16167
                          14346                 16613             15847
      12/04               15471                 18806             17925
                          16041                 18058             17327
                          16520                 18975             17919
                          16741                 19562             18882
      12/05               17326                 19692             19101
                          18519                 22351             21391
                          18281                 21747             20392
    7/31/06               17803                 21445             19661

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 2000(R) Value Index and the Lipper Small-Cap Core Funds Average. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios. The Lipper Small-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell 2000(R) Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $ 10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Multi Cap Value Fund (Institutional Shares) advanced 8.38%, underperforming its benchmarks, the Russell 3000(R)Value Index and the Russell MidCap(R) Value Index, which returned I 1.16% and 8.44%, respectively.

Shaken by the Gulf Coast hurricanes through the early months of the period and enthusiastic about a bounce back in economic growth during the middle portion, investors grew somber through the closing months. While the Federal Reserve warned about inflationary pressures--and kept raising interest rates to counter such conditions --economically sensitive stocks fell out of favor, replaced by defensive issues.

Concurrently, large capitalization stocks outperformed small and medium cap stocks, reversing a 5-year trend. Having recognized the likelihood of this shift, based on historical patterns, early in the period, the average weighted market cap of the Fund's holdings was pushed from $35 billion to $63 billion over the 12-months. Although this added to gains late in the period, it wasn't enough to overcome underperformance by select stocks and sectors.

Detractors included the information technology sector, where stakes in semiconductor-related companies and auto industry suppliers diminished returns from an overweight position, relative to the benchmark.

Larger-than-the benchmark stakes in the healthcare and industrials sectors offered mixed results. Early in the period, managed care stocks added to relative performance, as did industrial services and manufacturing companies poised to benefit from a post-hurricane season renewal in economic activity. Later on, however, hospital stocks hindered gains and small cap industrial services and manufacturing holdings weighed as investors sought the relative safety of large non-cyclical companies.+

Energy sector investments lifted the Fund, enhanced by a mid-period shift from oil service firms to refining and marketing companies. Strong performance from retailer stocks--bolstered by companies that were acquired and a modest recovery in beaten-down discount chains--provided gains from the consumer discretionary sector.+

Considering the economic and consumer uncertainties that emerged even before the market's late-period slump, the Fund's exposure to discretionary stocks was pared back during the period. Conversely, its stake in the financial services sector, which stands to benefit from the ultimate end of the Fed's rate-hike campaign, was increased significantly.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares             8.38%       10.19%      12.54%       $32,596
--------------------------------------------------------------------------------
Class A Shares*                  2.74%        8.77%      11.74%       $30,337
--------------------------------------------------------------------------------
Class B Shares**                 2.43%        8.84%      11.92%       $30,831
--------------------------------------------------------------------------------
Class C Shares**                 7.33%        9.11%      11.91%       $30,813
--------------------------------------------------------------------------------
Advisor Shares***                4.37%        8.91%      11.81%       $30,542
--------------------------------------------------------------------------------
Russell 3000(R)
Value Index 1                   11.16%        7.88%      11.65%       $30,098
--------------------------------------------------------------------------------
Russell MidCap(R)
Value Index 1                    8.44%       12.98%      14.08%       $37,334
--------------------------------------------------------------------------------
Lipper Multi-Cap
Value Funds Average 1            7.25%        6.29%       9.77%       $25,762
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF APRIL 1, 1999. PRIOR TO APRIL 1, 1999, THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. THE INCEPTION DATE FOR THE CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS PERFORMANCE OF THE ADVISOR SHARES AND IS ADJUSTED FOR MAXIMUM SALES CHARGES. THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/ MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

J.P. Morgan Chase & Co.................................................  2.34%
Marathon Oil Corp......................................................  2.20%
Verizon Communications, Inc............................................  2.19%
American International Group, Inc......................................  2.14%
Exxon Mobil Corp.......................................................  2.14%
Bank of America Corp...................................................  1.99%
ConocoPhillips.........................................................  1.94%
Pfizer, Inc............................................................  1.92%
Bank of New York Co., Inc..............................................  1.81%
Safeway, Inc...........................................................  1.44%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MULTI CAP VALUE FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]


                    Fifth Third Multi
                      Cap Value Fund       Russell 3000(R)   Russell MidCap(R)    Lipper Multi-Cap
                  (Institutional Shares)     Value Index        Value Index     Value Funds Average
                  ----------------------   ---------------   ----------------   --------------------
    7/31/96               10000                 10000             10000                10000
                          10705                 10697             10802                10726
      12/96               11715                 11766             11733                11607
                          12020                 12033             11933                11773
                          13759                 13811             13436                13376
                          15352                 15226             15149                14777
      12/97               15013                 15863             15765                14774
                          16133                 17661             17341                16481
                          15577                 17672             16895                16224
                          12297                 15525             14588                13815
      12/98               13701                 18005             16567                15986
                          13788                 18105             16051                16029
                          16369                 20214             17846                17858
                          14889                 18263             15947                15991
      12/99               15493                 19203             16549                17068
                          17462                 19339             16715                17136
                          17320                 18520             16434                16711
                          18197                 19970             18021                17880
      12/00               19174                 20746             19723                18680
                          18917                 19625             19026                17959
                          20049                 20675             20367                19075
                          17428                 18377             18014                16574
      12/01               20697                 19847             20181                18523
                          20654                 20738             21775                19109
                          18934                 19073             20758                17051
                          15961                 15457             17031                13965
      12/02               17421                 16834             18235                15071
                          16296                 16012             17495                14303
                          20081                 18839             20626                16872
                          21157                 19305             21851                17438
      12/03               24503                 22075             25176                19880
                          25568                 22810             26522                20571
                          25637                 23010             26981                20742
                          25294                 23338             27449                20628
      12/04               28278                 25816             31144                22778
                          28172                 25747             31386                22642
                          28759                 26253             32862                23093
                          30049                 27254             34621                24007
      12/05               30449                 27584             35083                24491
                          32974                 29403             37756                25856
                          32520                 29487             37546                25650
    7/31/06               32596                 30098             37334                25762


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 3000(R) Value Index, the Russell MidCap(R) Value Index and the Lipper Multi-Cap Value Funds Average. The Russell 3000(R) Value Index measures the performance of those companies in the Russell 3000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap(R) Value Index measures the performance of those Russell mid cap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell 3000(R) Value and the Russell MidCap(R) Value Indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Multi-Cap Value Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Disciplined Large Cap Value Fund (Institutional Shares) returned 9.29% on a net of fee basis, underperforming its benchmark, the Russell 1000(R) Value Index, which returned 11.59%.

Euphoria over the possible end to the Federal Reserve's tightening cycle reigned in the fourth quarter of 2005 and fueled a market shift away from higher quality stocks, which hindered the Fund's performance. Although the broader sentiment reversed course again in May 2006, and investors sought out more defensive names, the Fund's outperformance during the final months of the period wasn't enough to fully offset the earlier underperformance.

Adverse stock selection in the materials, telecommunication services and healthcare sectors hindered performance. In materials, the Fund held an overweight stake, relative to the benchmark, in chemical stocks, which corrected on concerns over margin pressure from rising input costs. Also weighing on returns was an overweight stake in the industrials sector, mitigated by good stock selection in the capital goods and commercial services groups.+

The Fund's significant underweight in financials, which performed well despite a rising-rate environment, diminished returns. The impact, however, was dwarfed by the outperformance resulting from strong stock selection among capital market and brokerage holdings.+

An overweight position in consumer staples, which rallied in the late-period search for stability, enhanced returns. In addition, effective stock picks within the sector's tobacco and grocery store groups bolstered results.+

At the period's close, the Fund's emphasis was on stocks that tend to outperform late in economic cycles--and not on interest-rate sensitive stocks. Remaining similar to the benchmark in traditional value measures such as price-book ratio and average yield, the Fund's price-earnings ratio was actually lower than the benchmark--a deeper value indicator--and its average weighted market cap was modestly smaller.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------   ---------     ---------
Institutional Shares             9.29%       8.18%       10.35%       $26,767
--------------------------------------------------------------------------------
Class A Shares*                  3.61%       6.80%        9.55%       $24,899
--------------------------------------------------------------------------------
Class B Shares**                 3.34%       6.81%        9.32%       $24,383
--------------------------------------------------------------------------------
Class C Shares**                 8.21%       7.08%        9.35%       $24,449
--------------------------------------------------------------------------------
Advisor Shares***                5.16%       6.92%        9.48%       $24,735
--------------------------------------------------------------------------------
Russell 1000(R)
 Value Index 1                  11.59%       7.46%       11.54%       $29,815
--------------------------------------------------------------------------------
Lipper Equity
Income Funds Average 1           8.32%       5.52%        9.07%       $24,151
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE DISCIPLINED LARGE CAP VALUE FUND INCLUDES PERFORMANCE OF CERTAIN COLLECTIVELY MANAGED ACCOUNTS ADVISED BY FIFTH THIRD BANK, PRIOR TO THE DISCIPLINED LARGE CAP VALUE FUND'S COMMENCEMENT OF OPERATIONS ON JANUARY 27, 1997, AS ADJUSTED TO REFLECT THE EXPENSES ASSOCIATED WITH THE FUND (WITHOUT waivers OR REIMBURSEMENTS). THESE COLLECTIVELY MANAGED ACCOUNTS WERE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND, THEREFORE, WERE NOT SUBJECT TO THE INVESTMENT RESTRICTIONS IMPOSED BY LAW ON REGISTERED MUTUAL FUNDS. IF SUCH ACCOUNTS HAD BEEN REGISTERED, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED. THE PERFORMANCE SHOWN REFLECTS THE DEDUCTION OF FEES FOR VALUE-ADDED SERVICES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE PERFORMANCE ALSO REFLECTS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL-GAINS DISTRIBUTIONS. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE DISCIPLINED LARGE CAP VALUE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, JANUARY 27, 1997 AND AUGUST 1, 2005, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS PERFORMANCE OF CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES OF CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

ConocoPhillips.........................................................  3.47%
Chevron Corp...........................................................  3.30%
MetLife, Inc...........................................................  3.23%
J.P. Morgan Chase & Co.................................................  3.23%
Exxon Mobil Corp.......................................................  2.98%
Morgan Stanley.........................................................  2.92%
Marathon Oil Corp......................................................  2.85%
Bank of America Corp...................................................  2.75%
SunTrust Banks, Inc....................................................  2.72%
UST, Inc...............................................................  2.70%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                       Fifth Third
                    Disciplined Large                         Lipper Equity
                      Cap Value Fund       Russell 1000(R)     Income Funds
                  (Institutional Shares)     Value Index         Average
                  ----------------------   ---------------   ----------------
    7/31/96               10000                 10000             10000
                          10714                 10695             10580
      12/96               11466                 11762             11347
                          11714                 12063             11533
                          13504                 13842             12939
                          14485                 15220             13887
      12/97               15841                 15900             14402
                          17673                 17754             15772
                          17434                 17833             15630
                          16359                 15767             14374
      12/98               18697                 18385             16204
                          17909                 18649             16067
                          19278                 20752             17614
                          17082                 18719             16205
      12/99               17817                 19736             16848
                          16612                 19830             16875
                          17719                 18901             16651
                          19020                 20387             17881
      12/00               20087                 21121             18572
                          17929                 19884             17625
                          18328                 20855             18294
                          16660                 18571             16687
      12/01               17606                 19940             17734
                          17900                 20756             18346
                          16142                 18988             16724
                          13904                 15423             13922
      12/02               15191                 16845             14986
                          14388                 16025             14235
                          17132                 18793             16461
                          17679                 19181             16760
      12/03               20377                 21903             18901
                          20964                 22567             19323
                          21476                 22765             19508
                          21648                 23117             19595
      12/04               23174                 25516             21366
                          23265                 25538             21330
                          23534                 25966             21594
                          24735                 26974             22385
      12/05               24560                 27316             22642
                          26000                 28937             23741
                          26349                 29107             23785
    7/31/06               26767                 29815             24151

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell l000(R) Value Index and the Lipper Equity Income Funds Average. The Russell l000(R) Value Index measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values. The Lipper Equity Income Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell l000(R) Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Equity Income Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third LifeModel Aggressive Fund SM (Institutional Shares) returned 5.13% on a net of fee basis, while its benchmarks, the Dow Jones Wilshire 5000 Index and Lehman Brothers Intermediate Government/Credit Bond Index, advanced 5.22% and 1.78%, respectively.

During the period, equity investors logged subdued returns in the face of continued headwinds from the Federal Reserve and crude oil markets--a pair of forces that have stymied investors for two years. Within the most recent 12-month period, the Fed raised its key Federal Funds rate eight times--pushing it to 5.25%--and the price of crude oil rose 24% to more than $70 a barrel.

The combination of forces pressured price-to-earnings multiples for the major stock indices, even though corporate profits continued to grow at a robust pace. As a result, the broader domestic stock indices posted returns in the 5% range for the period.

The global MSCI EAFE Index, by comparison, returned 24.51 %, a positive development for the Fund, which had elevated its exposure to international equities early in the period. Also aiding performance was the decision to increase the Fund's allocation to the short-term Money Market Fund in early 2006.+

In general, the Fund maintained a bias toward large capitalization stocks and a defensive posture in the bond portfolio throughout the period. Both approaches represented a more conservative stance in acknowledgement of the dual risks of rising energy prices and an active Federal Reserve.+

Shortly after the period's close, the Fed halted its rate-hike campaign, a development which could prove beneficial for both stock and bond investors. Still risky, however, were volatile energy markets.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                      INCEPTION             SINCE     ENDING
                                        DATE     1 YEAR   INCEPTION   VALUE 2
                                      ---------  -------  ---------  ---------
Institutional Shares                   8/1/02     5.13%    12.12%     $15,797
--------------------------------------------------------------------------------
Class A Shares*                        8/1/02    -0.41%    10.37%     $14,836
--------------------------------------------------------------------------------
Class B Shares**                       8/1/02    -0.90%    10.41%     $14,859
--------------------------------------------------------------------------------
Class C Shares**                       8/1/02     4.11%    10.98%     $15,166
--------------------------------------------------------------------------------
Advisor Shares***                      8/1/02     1.23%    10.63%     $14,977
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                                      5.22%    12.23%     $15,863
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                               1.78%     3.73%     $11,579
--------------------------------------------------------------------------------
LifeModel Aggressive
Target Neutral Asset Class
Index Blend 3                                     4.90%    11.43%     $15,419
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

                                  [BAR CHART]

Fifth Third Quality Growth Fund                                         23.38%

Fifth Third Disciplined Large Cap Value Fund                            18.13%

Fifth Third Large Cap Core Fund                                         14.19%

Fifth Third International Equity Fund                                   11.70%

Fifth Third Mid Cap Growth Fund                                          8.97%

Fifth Third Institutional Money Market Fund                              8.13%

Fifth Third Multi Cap Value Fund                                         7.21%

Fifth Third Small Cap Growth Fund                                        4.48%

Fifth Third Small Cap Value Fund                                         3.81%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                               [LINE CHART]


                                                              Lehman Brothers         LifeModel
                  Fifth Third LifeModel       Dow Jones        Intermediate       Aggressive Target
                    Aggressive Fund SM      Wilshire 5000    Government/Credit   Neutral Asset Class
                  (Institutional Shares)        Index           Bond Index           Index Blend
                  ----------------------   ---------------   -----------------   -------------------
     8/1/02               10000                 10000              10000                10000
                           9070                  9049              10331                 9177
      12/02                9798                  9757              10506                 9844
                           9346                  9456              10664                 9585
                          10990                 11017              10954                11030
                          11562                 11425              10952                11400
      12/03               13136                 12845              10959                12671
                          13455                 13179              11230                12999
                          13491                 13349              10946                13117
                          13062                 13111              11242                12943
      12/04               14267                 14466              11292                14149
                          14010                 14120              11193                13833
                          14399                 14469              11471                14176
                          15038                 15032              11412                14666
      12/05               15344                 15381              11470                14980
                          16372                 16231              11426                15719
                          15981                 15921              11450                15452
    7/31/06               15797                 15863              11579                15419


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

      The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

3 The LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Index (90%) and the Lehman Brothers Intermediate Government/Credit Bond Index (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third LifeModel Moderately Aggressive Fund SM (Institutional Shares) returned 4.60% on a net of fee basis, while its benchmarks, the Dow Jones Wilshire 5000 Index and Lehman Brothers Intermediate Government/Credit Bond Index, advanced 5.22% and 1.78%, respectively.

During the period, equity investors logged subdued returns in the face of continued headwinds from the Federal Reserve and crude oil markets--a pair of forces that have stymied investors for two years. Within the most recent 12-month period, the Fed raised its key Federal Funds rate eight times--pushing it to 5.25%--and the price of crude oil rose 24% to more than $70 a barrel.

The combination of forces pressured price-to-earnings multiples for the major stock indices, even though corporate profits continued to grow at a robust pace, while bond yields generally advanced. As a result, the broader domestic stock indices posted returns in the 5% range and major bond indices gained around 2% for the period.

The global MSCI EAFE Index, by comparison, returned 24.51 %, a positive development for the Fund, which had elevated its exposure to international equities early in the period. Also aiding performance was the decision to initiate a modest position in the Fifth Third High Yield Bond Fund in December 2005 as well as the decision to increase the Fund's allocation to the short-term Money Market Fund in early 2006.+

In general, the Fund maintained a bias toward large capitalization stocks and a defensive posture in the bond portfolio throughout the period. Both approaches represented a more conservative stance in acknowledgement of the dual risks of rising energy prices and an active Federal Reserve.+

Shortly after the period's close, the Fed halted its rate-hike campaign, a development which could prove beneficial for both stock and bond investors. Still risky, however, were volatile energy markets.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                      INCEPTION             SINCE     ENDING
                                        DATE     1 YEAR   INCEPTION   VALUE 2
                                      ---------  -------  ---------  ---------
Institutional Shares                   8/1/02     4.60%    11.36%     $15,376
--------------------------------------------------------------------------------
Class A Shares*                        8/1/02    -0.85%     9.67%     $14,462
--------------------------------------------------------------------------------
Class B Shares**                       8/1/02    -1.37%     9.72%     $14,488
--------------------------------------------------------------------------------
Class C Shares**                       8/1/02     3.53%    10.27%     $14,783
--------------------------------------------------------------------------------
Advisor Shares***                      8/1/02     0.71%     9.89%     $14,581
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                                      5.22%    12.23%     $15,863
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                               1.78%     3.73%     $11,579
--------------------------------------------------------------------------------
LifeModel Moderately
Aggressive Target Neutral
Asset Class Index Blend 3                         4.23%     9.80%     $14,537
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

                                   [BAR CHART]

Fifth Third Quality Growth Fund                                         18.84%

Fifth Third Disciplined Large Cap Value Fund                            14.62%

Fifth Third Large Cap Core Fund                                         10.76%

Fifth Third International Equity Fund                                   10.35%

Fifth Third Intermediate Bond Fund                                       7.53%

Fifth Third Mid Cap Growth Fund                                          6.63%

Fifth Third Multi Cap Value Fund                                         5.60%

Fifth Third Institutional Money Market Fund                              5.52%

Fifth Third High Yield Bond Fund                                         5.40%

Fifth Third Short Term Bond Fund                                         5.12%

Fifth Third Bond Fund                                                    4.19%

Fifth Third Small Cap Growth Fund                                        3.00%

Fifth Third Small Cap Value Fund                                         2.44%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                               [LINE CHART]


                       Fifth Third                            Lehman Brothers    LifeModel Moderately
                   LifeModel Moderately       Dow Jones        Intermediate       Aggressive Target
                     Aggressive Fund          Wilshire       Government/Credit   Neutral Asset Class
                  (Institutional Shares)     5000 Index         Bond Index           Index Blend
                  ----------------------   ---------------   -----------------   --------------------
     8/1/02               10000                 10000              10000                10000
                           9700                  9049              10331                 9432
      12/02               10290                  9757              10506                10009
                          10011                  9456              10664                 9837
                          11406                 11017              10954                11043
                          11866                 11425              10952                11333
      12/03               13125                 12845              10959                12311
                          13421                 13179              11230                12628
                          13385                 13349              10946                12646
                          13117                 13111              11242                12591
      12/04               14086                 14466              11292                13511
                          13871                 14120              11193                13252
                          14234                 14469              11471                13582
                          14710                 15032              11412                13933
      12/05               14956                 15381              11470                14182
                          15757                 16231              11426                14712
                          15475                 15921              11450                14526
    7/31/06               15376                 15863              11579                14537


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

      The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

3 The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Index (70%) and the Lehman Brothers Intermediate Government/Credit Bond Index (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third LifeModel Moderate Fund SM (Institutional Shares) returned 3.90% on a net of fee basis, while its benchmarks, the Dow Jones Wilshire 5000 Index and Lehman Brothers Intermediate Government/Credit Bond Index, advanced 5.22% and 1.78%, respectively.

During the period, equity investors logged subdued returns in the face of continued headwinds from the Federal Reserve and crude oil markets--a pair of forces that have stymied investors for two years. Within the most recent 12-month period, the Fed raised its key Federal Funds rate eight times--pushing it to 5.25%--and the price of crude oil rose 24% to more than $70 a barrel.

The combination of forces pressured price-to-earnings multiples for the major stock indices, even though corporate profits continued to grow at a robust pace, while bond yields generally advanced. As a result, the broader domestic stock indices posted returns in the 5% range and major bond indices gained around 2% for the period.

The global MSCI EAFE Index, by comparison, returned 24.51%, a positive development for the Fund, which had elevated its exposure to international equities early in the period. Also aiding performance was the decision to initiate a modest position in the Fifth Third High Yield Bond Fund for diversification purposes in December 2005 as well as the decision to increase the Fund's allocation to the short-term Money Market Fund in early 2006.+

In general, the Fund maintained a bias toward large capitalization stocks and a defensive posture in the bond portfolio throughout the period. Both approaches represented a more conservative stance in acknowledgement of the dual risks of rising energy prices and an active Federal Reserve.+

Shortly after the period's close, the Fed halted its rate-hike campaign, a development which could prove beneficial for both stock and bond investors. Still risky, however, were volatile energy markets.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                      INCEPTION             SINCE     ENDING
                                        DATE     1 YEAR   INCEPTION   VALUE 2
                                      ---------  -------  ---------  ---------
Institutional Shares                   8/1/02     3.90%     8.52%     $13,865
--------------------------------------------------------------------------------
Class A Shares*                        8/1/02    -1.55%     6.85%     $13,033
--------------------------------------------------------------------------------
Class B Shares**                       8/1/02    -2.14%     6.83%     $13,021
--------------------------------------------------------------------------------
Class C Shares**                       8/1/02     2.88%     7.46%     $13,331
--------------------------------------------------------------------------------
Advisor Shares***                      8/1/02    -0.08%     7.05%     $13,129
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                                      5.22%    12.23%     $15,863
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                               1.78%     3.73%     $11,579
--------------------------------------------------------------------------------
LifeModel Moderate Target
Neutral Asset Class Index
Blend 3                                           3.55%     8.13%     $13,668
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

                                  [BAR CHART]

Fifth Third Intermediate Bond Fund                                      15.99%

Fifth Third Quality Growth Fund                                         13.97%

Fifth Third Short Term Bond Fund                                        10.94%

Fifth Third Disciplined Large Cap Value Fund                            10.53%

Fifth Third Bond Fund                                                    9.03%

Fifth Third Large Cap Core Fund                                          8.48%

Fifth Third International Equity Fund                                    8.02%

Fifth Third High Yield Bond Fund                                         5.45%

Fifth Third Mid Cap Growth Fund                                          4.85%

Fifth Third Institutional Money Market Fund                              4.81%

Fifth Third Multi Cap Value Fund                                         3.92%

Fifth Third Small Cap Growth Fund                                        2.08%

Fifth Third Small Cap Value Fund                                         1.93%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                               [LINE CHART]


                                                              Lehman Brothers         LifeModel
                  Fifth Third LifeModel          Dow           Intermediate        Moderate Target
                      Moderate Fund        Jones Wilshire    Government/Credit      Neutral Asset
                  (Institutional Shares)     5000 Index         Bond Index        Class Index Blend
                  ----------------------   ---------------   -----------------   --------------------
     8/1/02               10000                 10000              10000                10000
                           9594                  9049              10331                 9687
      12/02               10053                  9757              10506                10164
                           9894                  9456              10664                10083
                          10944                 11017              10954                11039
                          11269                 11425              10952                11247
      12/03               12129                 12845              10959                11938
                          12449                 13179              11230                12242
                          12367                 13349              10946                12166
                          12220                 13111              11242                12223
      12/04               12892                 14466              11292                12873
                          12736                 14120              11193                12665
                          13045                 14469              11471                12981
                          13354                 15032              11412                13202
      12/05               13547                 15381              11470                13391
                          14078                 16231              11426                13732
                          13876                 15921              11450                13617
    7/31/06               13865                 15863              11579                13668


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

      The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

3 The LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Index (50%) and the Lehman Brothers Intermediate Government/Credit Bond Index (50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third LifeModel Moderately Conservative Fund SM (Institutional Shares) returned 3.39% on a net of fee basis, while its benchmarks, the Dow Jones Wilshire 5000 Index and Lehman Brothers Intermediate Government/Credit Bond Index, advanced 5.22% and 1.78%, respectively.

During the period, bond investors netted lackluster returns that trailed the rate of inflation in the face of continued headwinds from the Federal Reserve and crude oil markets--a pair of forces that have stymied investors for two years. Within the most recent 12-month period, the Fed raised its key Federal Funds rate eight times--pushing it to 5.25%--and the price of crude oil rose 24% to more than $70 a barrel.

The combination of forces generally lifted bond yields higher while pressuring price-to-earnings multiples for the major stock indices. As a result, the major bond indices gained around 2% for the period while the broader domestic stock indices posted returns in the 5% range.

The Fund's diversified stock portfolio enhanced performance during the period, especially within its international exposure, which was increased early on.+

Further bolstering returns was the addition of a modest position in the Fifth Third High Yield Bond Fund for diversification purposes in December 2005 as well as the decision to increase the Fund's allocation to the short-term Money Market Fund in early 2006.+

In general, the Fund maintained a defensive posture in the bond portfolio and a large capitalization bias in the stock portfolio throughout the period. Both approaches represented a more conservative stance in acknowledgement of the dual risks of rising energy prices and an active Federal Reserve.+

Shortly after the period's close, the Fed halted its rate-hike campaign, a development which could prove beneficial for both bond and stock investors. Still risky, however, were volatile energy markets.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                      INCEPTION             SINCE     ENDING
                                        DATE     1 YEAR   INCEPTION   VALUE 2
                                      ---------  -------  ---------  ---------
Institutional Shares                   8/1/02     3.39%     6.96%     $13,084
--------------------------------------------------------------------------------
Class A Shares*                        8/1/02    -2.02%     5.33%     $12,306
--------------------------------------------------------------------------------
Class B Shares**                       8/1/02    -2.61%     5.25%     $12,270
--------------------------------------------------------------------------------
Class C Shares**                       8/1/02     2.43%     5.91%     $12,581
--------------------------------------------------------------------------------
Advisor Shares***                      8/1/02    -0.51%     5.53%     $12,399
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                                      5.22%    12.23%     $15,863
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                               1.78%     3.73%     $11,579
--------------------------------------------------------------------------------
LifeModel Moderately
Conservative Target Neutral
Asset Class Index Blend 3                         3.21%     7.27%     $13,239
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

                                  [BAR CHART]

Fifth Third Intermediate Bond Fund                                      21.11%

Fifth Third Short Term Bond Fund                                        13.62%

Fifth Third Quality Growth Fund                                         11.49%

Fifth Third Bond Fund                                                   11.29%

Fifth Third Disciplined Large Cap Value Fund                             9.29%

Fifth Third International Equity Fund                                    7.79%

Fifth Third Institutional Money Market Fund                              6.99%

Fifth Third Large Cap Core Fund                                          6.04%

Fifth Third High Yield Bond Fund                                         4.87%

Fifth Third Mid Cap Growth Fund                                          3.11%

Fifth Third Multi Cap Value Fund                                         2.62%

Fifth Third Small Cap Growth Fund                                        0.98%

Fifth Third Small Cap Value Fund                                         0.80%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                               [LINE CHART]


                  Fifth Third LifeModel                       Lehman Brothers    LifeModel Moderately
                        Moderately            Dow Jones        Intermediate      Conservative Target
                    Conservative Fund       Wilshire 5000    Government/Credit   Neutral Asset Class
                  (Institutional Shares)        Index           Bond Index           Blend Index
                  ----------------------   ---------------   -----------------   --------------------
     8/1/02               10000                 10000              10000                10000
                           9517                  9049              10331                 9816
      12/02                9958                  9757              10506                10237
                           9844                  9456              10664                10203
                          10726                 11017              10954                11030
                          10988                 11425              10952                11197
      12/03               11674                 12845              10959                11747
                          11925                 13179              11230                12045
                          11817                 13349              10946                11924
                          11751                 13111              11242                12033
      12/04               12291                 14466              11292                12554
                          12158                 14120              11193                12370
                          12437                 14469              11471                12679
                          12673                 15032              11412                12839
      12/05               12822                 15381              11470                12999
                          13217                 16231              11426                13254
                          13073                 15921              11450                13170
    7/31/06               13084                 15863              11579                13239


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

      The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

3 The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Index (40%) and the Lehman Brothers Intermediate Government/Credit Bond Index (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third LifeModel Conservative Fund SM (Institutional Shares) returned 2.88% on a net of fee basis, while its benchmarks, the Dow Jones Wilshire 5000 Index and Lehman Brothers Intermediate Government/Credit Bond Index, advanced 5.22% and 1.78%, respectively.

During the period, bond investors netted lackluster returns that trailed the rate of inflation in the face of continued headwinds from the Federal Reserve and crude oil markets--a pair of forces that have stymied investors for two years. Within the most recent 12-month period, the Fed raised its key Federal Funds rate eight times--pushing it to 5.25%--and the price of crude oil rose 24% to more than $70 a barrel.

The combination of forces generally lifted bond yields higher, although the yield curve flattened as short-term rates rose more than long-term yields. Meanwhile, the major stock indices contended with pressure on price-to-earnings multiples. As a result, the major bond indices gained around 2% for the period while the broader domestic stock indices posted returns in the 5% range.

The Fund's limited--but diversified--stock portfolio enhanced performance during the period, especially within its international exposure, which was increased early on.+

Further bolstering returns was the addition of a modest position in the Fifth Third High Yield Bond Fund for diversification purposes in December 2005 as well as the decision to increase the Fund's allocation to the short-term Money Market Fund in early 2006.+

In general, the Fund maintained a defensive posture in the bond portfolio and a large capitalization bias in the stock portfolio throughout the period. Both approaches represented a more conservative stance in acknowledgement of the dual risks of rising energy prices and an active Federal Reserve.+

Shortly after the period's close, the Fed halted its rate-hike campaign, a development which could prove beneficial for both bond and stock investors. Still risky, however, were volatile energy markets.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS IN UNDERLYING FUNDS, SO ITS INVESTMENT PERFORMANCE IS DIRECTLY RELATED TO THE PERFORMANCE OF THOSE UNDERLYING FUNDS. BEFORE INVESTING, INVESTORS SHOULD ASSESS THE RISKS ASSOCIATED WITH AND TYPES OF INVESTMENTS MADE BY EACH OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS. STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                      INCEPTION             SINCE     ENDING
                                        DATE     1 YEAR   INCEPTION   VALUE 2
                                      ---------  -------  ---------  ---------
Institutional Shares                   8/1/02     2.88%     5.56%     $12,415
--------------------------------------------------------------------------------
Class A Shares*                        8/1/02    -2.48%     3.93%     $11,666
--------------------------------------------------------------------------------
Class B Shares**                       8/1/02    -3.07%     3.85%     $11,628
--------------------------------------------------------------------------------
Class C Shares**                       8/1/02     1.72%     4.50%     $11,923
--------------------------------------------------------------------------------
Advisor Shares***                      8/1/02    -1.08%     4.14%     $11,759
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index 1                                      5.22%    12.23%     $15,863
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1                               1.78%     3.73%     $11,579
--------------------------------------------------------------------------------
LifeModel Conservative
Target Neutral Asset Class
Index Blend 3                                     2.50%     5.52%     $12,396
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES, ADJUSTED TO REFLECT EXPENSES AND SALES CHARGES FOR THE ADVISOR SHARES, FOR THE PERIOD PRIOR TO THE COMMENCMENT OF OPERATIONS OF THE ADVISOR SHARES ON AUGUST 1, 2005. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

                                  [BAR CHART]

Fifth Third Intermediate Bond Fund                                      30.00%

Fifth Third Short Term Bond Fund                                        19.94%

Fifth Third Bond Fund                                                   17.57%

Fifth Third Quality Growth Fund                                          7.26%

Fifth Third Disciplined Large Cap Value Fund                             5.78%

Fifth Third High Yield Bond Fund                                         5.04%

Fifth Third Institutional Money Market Fund                              4.86%

Fifth Third International Equity Fund                                    3.47%

Fifth Third Large Cap Core Fund                                          2.82%

Fifth Third Mid Cap Growth Fund                                          0.97%

Fifth Third Multi Cap Value Fund                                         0.88%

Fifth Third Small Cap Growth Fund                                        0.78%

Fifth Third Small Cap Value Fund                                         0.63%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                               [LINE CHART]


                                                              Lehman Brothers         LifeModel
                  Fifth Third LifeModel       Dow Jones        Intermediate      Conservative Target
                   Conservative Fund SM     Wilshire 5000    Government/Credit   Neutral Asset Class
                  (Institutional Shares)        Index           Bond Index           Index Blend
                  ----------------------   ---------------   -----------------   --------------------
     8/1/02               10000                 10000              10000                10000
                           9909                  9049              10331                10073
      12/02               10233                  9757              10505                10377
                          10245                  9456              10663                10437
                          10840                 11017              10952                11000
                          10996                 11425              10950                11082
      12/03               11383                 12845              10957                11356
                          11609                 13179              11229                11641
                          11450                 13349              10946                11436
                          11500                 13111              11241                11643
      12/04               11819                 14466              11290                11919
                          11714                 14120              11191                11779
                          11979                 14469              11468                12073
                          12086                 15032              11408                12118
      12/05               12194                 15381              11467                12225
                          12414                 16231              11422                12321
                          12345                 15921              11446                12295
    7/31/06               12415                 15863              11579                12396


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.
--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

      The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

3 The LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Index (20%) and the Lehman Brothers Intermediate Government/Credit Bond Index (80%). The LifeModel Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Strategic Income Fund (Institutional Shares) gained 2.61% on a net of fee basis, outperforming its benchmark's, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Intermediate Credit Bond Index, which returned 1.44% and 1.46%, respectively. The Fund changed its benchmark index from the Lehman Brothers Intermediate Credit Bond Index to the Lehman Brothers Aggregate Bond Index, in order to better represent the Fund's investment policies for comparison purposes.

A slight inversion of the yield curve, featuring higher short-term interest rates than long-term yields, kept a lid on returns from income-generating investments during the period. The Federal Reserve dominated the landscape with eight straight quarter-point increases in its key overnight lending rate, which pushed short-term yields from 3.25% to 5.25%. Meanwhile, longer-term issues reflected growing concerns over an economic slowdown and rose modestly.

While anticipating that the Fed would remain vigilant throughout the period, the Fund emphasized better-yielding vehicles such as real estate investment trusts (REITs) and preferred stocks. In doing so, the Fund not only topped its benchmark but it achieved its number one goal of providing a steady stream of income for investors. Furthermore, within the period, the monthly average dividend was increased, resulting in a yield of nearly 5%.

Strong fundamentals buoyed the Fund's REIT positions, which were concentrated in the retail and industrial industries. Having rallied for nearly four years, many REITs have attained rich valuations, which prompted a reduction in the Fund's exposure during the period.+

Preferred stocks featuring floating rates--which have yields that generally move upward with Fed rate hikes--and lower tax rates for taxable investors were the focus of additions to the Fund during the period.

Detracting from performance were any holdings with maturation dates beyond 5 years, which struggled in the rising rate environment.+

At the period's end, the Fund's Money Market Fund position was larger than its historical average, reflecting the better yield opportunities that existed at the short end of the investment spectrum. The Fund finished the period with a 8% turnover rate, another historically low figure that minimized capital gains and trading costs throughout the year.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                       1 YEAR    5 YEAR    10 YEAR    VALUE 2
                                      ---------  -------  ---------  ---------
Institutional Shares                    2.61%    6.51%      7.22%     $20,087
--------------------------------------------------------------------------------
Class A Shares*                        -2.79%    5.04%      6.41%     $18,608
--------------------------------------------------------------------------------
Class B Shares**                       -3.29%    5.15%      6.37%     $18,544
--------------------------------------------------------------------------------
Class C Shares**                        1.62%    5.37%      6.32%     $18,452
--------------------------------------------------------------------------------
Advisor Shares***                      -1.24%    5.28%      6.54%     $18,838
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index 1                            1.46%    4.79%      6.33%     $18,476
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Credit Bond Index 1                     1.44%    5.05%      6.35%     $18,514
--------------------------------------------------------------------------------
Lipper Flexible Income
Funds Average 1                         0.30%    0.49%     -0.50%     $11,493
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD STRATEGIC INCOME FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/ MAXUS INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF SEPTEMBER 1, 1998. PRIOR TO SEPTEMBER 1, 1998 THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE FOR THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES. CLASS A, CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 1, 2004, APRIL 1, 2004 AND OCTOBER 29, 2001, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS A, CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATES REPRESENT THE PERFORMANCE FOR ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR THE RESPECTIVE SHARE CLASS. PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES WITH AN INCEPTION DATE OF MARCH 10, 1985. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

                                  [BAR CHART]

Corporate Bond Equivalents                                              34.46%

Corporate Bonds                                                         23.55%

Investment Companies                                                     8.38%

Common Stocks                                                            6.88%

Preferred Stocks                                                         6.76%

Real Estate Investment Trusts                                            6.59%

Investments in Affiliates                                                5.20%

Short-Term Securities Held as
Collateral for Securities Lending                                        4.11%

U.S. Government Agencies                                                 2.89%

Foreign Bonds                                                            1.18%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                               [LINE CHART]


                                           Lehman Brothers
                  Fifth Third Strategic     Intermediate      Lehman Brothers      Lipper Flexible
                       Income Fund           Credit Bond      Aggregate Bond         Income Funds
                  (Institutional Shares)        Index              Index               Average
                 ----------------------   ---------------   -----------------   --------------------
    7/31/96               10000                 10000              10000                10000
                          10228                 10170              10157                10064
      12/96               10517                 10467              10462                10210
                          10740                 10424              10403                10189
                          11124                 10786              10785                10306
                          11512                 11128              11144                10443
      12/97               11723                 11341              11472                10084
                          11994                 11533              11650                10124
                          12043                 11762              11922                10087
                          12030                 12232              12427                10494
      12/98               12141                 12282              12468                10011
                          12061                 12283              12407                 9796
                          12426                 12183              12298                 9675
                          12028                 12269              12381                 9527
      12/99               11446                 12302              12366                 9184
                          11930                 12454              12639                 9239
                          12643                 12635              12859                 9368
                          13017                 13040              13247                 9474
      12/00               13338                 13466              13804                 9620
                          14064                 14001              14223                10312
                          14530                 14142              14303                10153
                          14776                 14730              14962                10510
      12/01               15089                 14781              14969                10414
                          15289                 14756              14983                10334
                          15710                 15225              15537                10827
                          16020                 15863              16249                11593
      12/02               16275                 16280              16504                11312
                          16599                 16647              16734                11326
                          17494                 17316              17153                11302
                          17382                 17337              17128                11181
      12/03               17956                 17405              17182                11290
                          18632                 17896              17638                11541
                          17763                 17392              17207                11153
                          18633                 17977              17758                11427
      12/04               19198                 18115              17927                11499
                          18773                 17904              17841                11320
                          19470                 18398              18378                11430
                          19498                 18302              18254                11362
      12/05               19569                 18373              18363                11322
                          19871                 18276              18244                11360
                          19738                 18286              18230                11415
    7/31/06               20087                 18514              18476                11493


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Intermediate Credit Bond Index, the Lehman Brothers Aggregate Bond Index and the Lipper Flexible Income Funds Average. The Lehman Brothers Intermediate Credit Bond Index is generally representative of investment grade corporate bonds with maturities from one to ten years. The Lehman Brothers Aggregate Bond Index is generally representative of the bond market as a whole. The Lipper Flexible Income Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Intermediate Credit Bond Index and the Lehman Brothers Aggregate Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Flexible Income Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The Ending Value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
(FORMERLY KNOWN AS FIFTH THIRD SELECT STOCK FUND)
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Dividend Growth Fund (Institutional Shares) gained 5.14% on a net of fee basis, trailing its benchmark, the S&P 500(R) Index, which returned 5.38%. The Fund changed its benchmark index from the Russell 1000(R) Index to the S&P 500(R) Index, effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.

Equity investors adopted a more cautionary stance beginning in mid-May as concerns over a slowing economy blossomed. The shifting mindset prompted a significant change in market leadership as traditionally defensive sectors, or those consistently known for reliable and steady earnings, replaced groups that thrive in periods of strong economic growth.

Among the market's leaders were the telecommunication services and utilities sectors, previously out-of-favor groups which offered attractive dividend yields. Due to an emphasis on high quality companies, however, the Fund had no exposure to either group for the majority of the period--a stance which diminished performance. Although the insistence on consistency in growth in earnings and dividends may occasionally detract from returns, it's a proven strategy for generating investment gains through a wide range of economic cycles.

Also weighing on results was an underweight position, relative to the benchmark, in the top-performing energy sector, although the Fund's exposure was increased throughout the period as opportunities arose.+

Bolstering gains were underweight stakes in the information technology (IT) and consumer discretionary sectors, which both sagged in the broader move away from economically sensitive stocks. Overweight positions in the consumer staples and industrials groups also proved advantageous as select food, beverage, tobacco and diversified manufacturing companies outperformed.+

By the period's end, the Fund's stake in the IT and staples sectors had been expanded and its exposure to discretionary names--especially retailers--was trimmed. Additionally, its positioning within the financial services sector was better balanced between brokerages and large banks.+

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BECAUSE THE FUND MAY INVEST IN A SINGLE INDUSTRY, ITS SHARES DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM. AS A NON-DIVERSIFIED FUND, THE VALUE OF THE SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                       1 YEAR    5 YEAR    10 YEAR    VALUE 2
                                      ---------  -------  ---------  ---------
Institutional Shares                    5.14%    -2.17%     3.03%     $13,484
--------------------------------------------------------------------------------
Class A Shares*                        -0.19%    -3.37%     2.32%     $12,582
--------------------------------------------------------------------------------
Class B Shares**                       -0.87%    -3.64%     2.08%     $12,285
--------------------------------------------------------------------------------
Class C Shares**                        4.22%    -3.12%     2.08%     $12,290
--------------------------------------------------------------------------------
Advisor Shares***                       1.18%    -3.30%     2.24%     $12,475
--------------------------------------------------------------------------------
S&P 500(R) Index 1                      5.38%     2.82%     8.88%     $23,405
--------------------------------------------------------------------------------
Russell 1000(R) Index                   5.23%     3.45%     9.12%     $23,943
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1                    3.77%     1.40%     7.18%     $20,548
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO MARCH 6, 1998 THE QUOTED PERFORMANCE OF THE DIVIDEND GROWTH FUND REFLECTS THE PERFORMANCE OF THE CLASS A SHARES OF THE PINNACLE FUND. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, MARCH 9, 1998 AND AUGUST 1, 2005, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

Exxon Mobil Corp.......................................................  4.03%

PepsiCo, Inc...........................................................  3.95%

United Technologies Corp...............................................  3.71%

Wells Fargo & Co.......................................................  3.60%

Johnson & Johnson......................................................  3.48%

Procter & Gamble Co....................................................  3.48%

General Electric Corp..................................................  3.36%

Wachovia Corp..........................................................  2.88%

Becton, Dickinson & Co.................................................  2.76%

Citigroup, Inc.........................................................  2.65%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                               [LINE CHART]


                   Fifth Third Dividend
                       Growth Fund         Russell 1000(R)                         Lipper Large-Cap
                  (Institutional Shares)        Index          S&P 500 Index      Core Funds Average
                  ----------------------   ---------------   -----------------   --------------------
    7/31/96               10000                 10000              10000                10000
                          10811                 10850              10785                10802
      12/96               11152                 11716              11684                11555
                          11259                 11897              11998                11690
                          13377                 13897              14090                13539
                          14494                 15110              15146                14675
      12/97               15104                 15564              15580                14875
                          17482                 17645              17752                16726
                          17794                 18087              18341                17084
                          16072                 16222              16521                15148
      12/98               20079                 19770              20036                18289
                          20841                 20586              21034                18969
                          21394                 22052              22514                20293
                          20294                 20596              21112                18970
      12/99               22416                 23905              24250                21801
                          23218                 24948              24806                22610
                          22393                 24092              24147                22063
                          21380                 24264              23913                22106
      12/00               17987                 22043              22043                20557
                          14632                 19273              19431                18129
                          15282                 20489              20568                19114
                          12943                 17368              17550                16230
      12/01               14065                 19298              19425                18000
                          13681                 19441              19479                17982
                          11637                 16825              16871                15674
                           9729                 13979              13958                13147
      12/02                9889                 15120              15134                14041
                           9510                 14675              14657                13538
                          10527                 16985              16912                15454
                          10556                 17494              17360                15823
      12/03               11903                 19639              19472                17631
                          12245                 20013              19802                17860
                          12263                 20294              20142                18055
                          11271                 19926              19766                17600
      12/04               12440                 21879              21590                19157
                          11737                 21462              21126                18772
                          12015                 21902              21415                19014
                          12612                 22767              22187                19750
      12/05               12996                 23250              22649                20227
                          13438                 24294              23602                21043
                          13245                 23891              23262                20552
    7/31/06               13484                 23943              23405                20548


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the S&P 500(R) Index, the Russell 1000(R) Index and the Lipper Large-Cap Core Funds Average. The Fund changed its benchmark index from the Russell 1000(R) Index to the S&P 500(R) Index, effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The S&P 500(R) Index and the Russell 1000(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Technology Fund (Institutional Shares) returned 1.00% on a net of fee basis, outperforming to its benchmark, the Merrill 100 Lynch Technology Index, which advanced 0.60%.

Eying rising interest rates and growing inflationary pressures, investors exited cyclical stocks through the final three months of the period and moved into more defensive positions. Caught up in the broader rotation, the information technology sector endured a fall that erased virtually all of the gains it recorded through the first nine months of the period.

In addition to the macro issues, tech companies contended with seasonal weaknesses and worries about slowing demand through the final quarter of the period. Much of the concern over demand focused on consumers as higher interest rates and energy prices took a toll, although uncertainties over business spending plans emerged as well. Further exacerbating woes were acknowledgments of heightened competitive pressures and product delays from some of the sector's high-profile blue chip companies.

Aiding the Fund's performance were holdings within the software and services group which develop specialized products for specific needs. Similarly, tightly focused biotechnology positions proved advantageous.+

Detracting from performance was a lack of exposure to consumer-oriented companies that are in the midst of turnarounds. As the Fund wasn't invested in the companies when they were struggling, it didn't participate in the recent rebound. In addition, holdings in the communications equipment space faltered.+

At the period's end, a renewed discipline in avoiding companies that weren't executing reinforced the Fund's preference for companies possessing the potential for accelerating earnings. The approach led to a modestly larger stake in mid cap companies, which tend to offer a higher likelihood of greater earnings growth than larger companies while exhibiting less volatility than smaller issues.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S VALUE AND ITS RETURNS MAY BE CONSIDERABLY MORE VOLATILE AND POSE GREATER RISKS DUE TO THE NATURE OF THE TECHNOLOGY SECTOR (SHORT PRODUCT CYCLES, PRICE COMPETITION, OBSOLESCENCE OF EXISTING TECHNOLOGY) THAN THE VALUES AND RETURNS OF OTHER MUTUAL FUNDS INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES. THE FUND COULD FLUCTUATE IN PRICE MORE THAN MOST FUNDS, DUE TO THE VOLATILE NATURE OF THE TECHNOLOGY SECTOR.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                           INCEPTION                        SINCE     ENDING
                             DATE      1 YEAR    5 YEAR   INCEPTION   VALUE 2
                           ---------  --------  --------  ---------  ---------
Institutional Shares        6/5/00      1.00%    -0.61%    -10.43%    $5,077
--------------------------------------------------------------------------------
Class A Shares*             6/5/00     -4.25%    -1.87%    -11.39%    $4,752
--------------------------------------------------------------------------------
Class B Shares**            6/5/00     -4.89%    -1.98%    -11.28%    $4,789
--------------------------------------------------------------------------------
Class C Shares**            6/5/00      0.11%    -1.59%    -11.32%    $4,774
--------------------------------------------------------------------------------
Advisor Shares***           6/5/00     -2.68%    -1.77%    -11.36%    $4,763
--------------------------------------------------------------------------------
Merrill Lynch 100
Technology Index 1                      0.60%    -0.71%    -11.48%    $4,715
--------------------------------------------------------------------------------
Lipper Science and
Technology Funds
Average 1                              -2.67%    -3.78%    -12.87%    $4,606
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATE FOR THE INSTITUTIONAL, CLASS A AND CLASS C SHARES OF THE TECHNOLOGY FUND IS JUNE 5, 2000. THE INCEPTION DATE FOR CLASS B AND ADVISOR SHARES IS OCTOBER 11, 2000 AND OCTOBER 29, 2001, RESPECTIVELY. THE QUOTED PERFORMANCE PRIOR TO THE INCEPTION OF CLASS B AND ADVISOR SHARES IS BASED ON THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+
--------------------------------------------------------------------------------

Comverse Technology, Inc...............................................  2.67%

Cadence Design Systems, Inc............................................  2.24%

Freescale Semiconductor, Inc., Class A.................................  2.11%

International Game Technology..........................................  2.11%

Symbol Technologies, Inc...............................................  2.10%

Lexmark International, Inc.............................................  2.05%

BEA Systems, Inc.......................................................  2.02%

GameStop Corp., Class A................................................  2.01%

Cephalon, Inc..........................................................  1.88%

Microsoft Corp.........................................................  1.82%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                       Fifth Third         Merrill Lynch      Lipper Science
                     Technology Fund       100 Technology     and Technology
                  (Institutional Shares)       Index          Funds Average
                  ----------------------   ---------------   ----------------
     6/5/00               10000                 10000             10000
                          10185                 11377             11538
                           9895                 10948             11208
      12/00                7413                 6649               7391
                           4925                 4655               5123
                           5743                 5372               5710
                           3709                 3176               3695
      12/01                4951                 4485               4876
                           4542                 4351               4547
                           3058                 3018               3362
                           2114                 2069               2550
      12/02                2871                 2622               2944
                           2887                 2617               2920
                           4073                 3404               3594
                           4628                 3821               3956
      12/03                5405                 4426               4440
                           5375                 4491               4492
                           5026                 4503               4487
                           4214                 4002               4043
      12/04                5031                 4742               4676
                           4552                 4355               4290
                           4703                 4389               4438
                           5163                 4819               4769
      12/05                5410                 5021               4954
                           6177                 5468               5304
                           5380                 4974               4825
    7/31/06                5077                 4715               4606

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Merrill Lynch 100 Technology Index and the Lipper Science and Technology Funds Average. The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and American Depository Receipts. The Lipper Science and Technology Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Merrill Lynch 100 Technology Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Science and Technology Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third International Equity Fund (Institutional Shares) advanced 23.86% on a net of fees basis, underperforming its benchmark, the MSCI EAFE(R) Index, which gained 24.51%.

While investors grappled with the slowing pace of global economic growth, inflationary pressures, high oil prices and geopolitical uncertainty, Asian equities proved most rewarding during the period as Japan returned 33.8%, and Asia excluding Japan gained 26.0%. Europe modestly trailed the benchmark, posting a 23.2% advance.

Within the Fund, an emphasis on Germany diminished returns from European holdings, as did an underweight position, relative to the benchmark, in the euro, which gained against the U.S. dollar. Overweight stakes in Hong Kong and Singapore--two Asian laggards--also detracted from performance. +

The Fund benefited from its significant exposure to Japan, where resilience in the economic recovery lifted equities most notably during the first portion of the period. Indicators such as double-digit increases in machinery orders and an uptick in bank lending buoyed optimism about the economy, although some investors worried about the potential impact of a global slowdown. Considering domestic developments such as a healthy real estate market, steady job growth and solid gains in corporate revenues, the Fund maintained its stake. +

Further enhancing gains was a modest position in emerging markets, which rallied 28.4% as a group, and underweight stakes in two European underperformers--the United Kingdom and Italy. +

At the period's end, economic growth appeared to be easing worldwide, but not dramatically. Meanwhile, although inflationary pressures continued to gain traction, the efforts of the U.S. Federal Reserve, the European Central Bank, the Bank of Japan and the Chinese government were all focused on tempering inflationary expectations with proactive measures. Against this backdrop, the outlook for equities remained good.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

AN INVESTMENT IN THIS FUND ENTAILS THE SPECIAL RISKS OF INTERNATIONAL INVESTING, INCLUDING CURRENCY EXCHANGE FLUCTUATION, GOVERNMENT REGULATIONS, AND THE POTENTIAL FOR POLITICAL AND ECONOMIC INSTABILITY. THE FUND'S SHARE PRICE IS EXPECTED TO BE MORE VOLATILE THAN THAT OF A U.S.-ONLY FUND.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares            23.86%        9.30%      7.22%        $20,071
--------------------------------------------------------------------------------
Class A Shares*                 17.34%        8.03%      6.49%        $18,758
--------------------------------------------------------------------------------
Class B Shares**                17.59%        7.93%      6.18%        $18,221
--------------------------------------------------------------------------------
Class C Shares**                22.61%        8.21%      6.29%        $18,409
--------------------------------------------------------------------------------
Advisor Shares***               19.20%        8.15%      6.43%        $18,643
--------------------------------------------------------------------------------
MSCI EAFE(R) Index 1            24.51%       11.07%      7.17%        $19,996
--------------------------------------------------------------------------------
Lipper International
Large-Cap Core Funds
Average 1                       22.48%        8.10%      6.65%        $19,448
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

CLASS A SHARES WERE INITIALLY OFFERED ON AUGUST 18, 1994. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 25, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON OCTOBER 9, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON NOVEMBER 10, 2003. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

BP PLC.................................................................  1.91%
Toyota Motor Corp......................................................  1.66%
Glaxosmithkline PLC....................................................  1.40%
HSBC Holdings PLC......................................................  1.34%
Total SA...............................................................  1.12%
Mitsubishi Tokyo Financial Group.......................................  1.07%
Royal Dutch Shell PLC..................................................  1.06%
Nestle.................................................................  1.03%
AstraZeneca PLC........................................................  0.91%
Novartis AG, Registered................................................  0.90%

+     Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                   Fifth Third                       Lipper
                  International                   International
                   Equity Fund                      Large-Cap
                  (Institutional   MSCI EAFE(R)    Core Funds
                     Shares)          Index          Average
                  --------------   ------------   -------------
     7/31/96          10000           10000           10000
                      10335           10293           10375
       12/96          10561           10465           10848
                      10561           10308           10991
                      11935           11654           12300
                      11986           11579           12509
       12/97          11402           10680           11604
                      13192           12259           13346
                      13500           12398           13478
                      11896           10643           11292
       12/98          13620           12852           13227
                      13789           13040           13545
                      14070           13380           14245
                      14588           13976           14766
       12/99          17176           16360           18442
                      16770           16352           18658
                      16205           15714           17799
                      15135           14455           16291
       12/00          14730           14077           15545
                      13065           12154           13366
                      12993           12049           13310
                      11670           10368           11291
       12/01          12093           11092           12235
                      12280           11206           12353
                      12122           10939           11946
                       9945            8785            9508
       12/02          10428            9355           10114
                       9558            8595            9221
                      11095           10276           10834
                      11907           11117           11539
       12/03          13897           13019           13342
                      14118           13592           13807
                      14324           13652           13659
                      14118           13621           13577
       12/04          16115           15713           15504
                      15935           15698           15376
                      15755           15580           15253
                      17527           17206           16954
       12/05          18366           17916           17733
                      20040           19613           19421
                      19868           19797           19312
     7/31/06          20071           19996           19448

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE)(R) Index and the Lipper International Large-Cap Core Funds Average. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE)(R) Index is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries. The Lipper International Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The MSCI EAFE(R) Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper International Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

From inception on November 29, 2005, through July 31, 2006, the Fifth Third High Yield Bond Fund (Institutional Shares) returned 1.59% on a net of fee basis, lagging its benchmark, the Merrill Lynch High Yield Master Index, which returned 5.06%.

Much of the underperformance stemmed from two factors: the Fund's higher quality discipline in a market driven by low-quality issues and its underweight stake, relative to the benchmark, in automotive-related debt.

The market's appetite for riskier, low-quality bonds reflected investors' more speculative mindset and a desire for higher yields. Although demand cooled somewhat in the final two months, the riskiest issues--those rated CCC--ended with an average return of 9.76% in the abbreviated period since the Fund's inception.

Auto-industry bonds, primarily those issued by General Motors and Ford, currently account for over 13% of the benchmark. Since such a weighting is inappropriate for a well-diversified high yield bond portfolio, the Fund maintained a significantly smaller position during the period. Yet as the group advanced 17.24% since the Fund's inception, the Fund's performance suffered. +

Underperformance within the utilities, healthcare and energy sectors--all traditionally considered defensive in nature-- further diminished returns during the period. Along with the market's distaste for more conservative investments, many of the Fund's holdings within these areas are sensitive to interest rate moves and struggled as rates generally moved higher. +

Considering such circumstances, it's important to remember that the Fund is designed to generate solid returns in an up market and protect principal investments as much as possible in a down market. Accordingly, bets on low-quality bonds, which are historically more volatile, and oversized positions in any sector are ill advised.

In keeping with its overarching investment philosophy, the Fund at the end of the period remained thoughtfully structured to deliver optimal risk-adjusted returns with reduced volatility. +

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                          SINCE       ENDING
                                     INCEPTION DATE     INCEPTION     VALUE 2
                                    ----------------   -----------   ---------
Institutional Shares                    11/29/05          1.59%       $10,159
--------------------------------------------------------------------------------
Class A Shares*                         11/29/05         -3.39%       $ 9,661
--------------------------------------------------------------------------------
Class B Shares**                        11/29/05         -3.96%       $ 9,604
--------------------------------------------------------------------------------
Class C Shares**                        11/29/05         -0.03%       $ 9,997
--------------------------------------------------------------------------------
Advisor Shares***                       11/29/05         -2.07%       $ 9,793
--------------------------------------------------------------------------------
Merrill Lynch High
Yield Master Index 1                                      5.07%       $10,507
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

Corporate Bonds                                                         86.20%

Short-Term Securities Held as
Collateral for Securities Lending                                        7.40%

Investments in Affiliates                                                6.40%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                 Fifth Third High Yield   Merrill Lynch
                       Bond Fund           High Yield
                 (Institutional Shares)   Master Index
                 ----------------------   -------------
    11/29/05             10000                10000
                         10000                10000
       12/05             10002                10092
                         10147                10253
                         10208                10318
        3/06             10231                10380
                         10247                10442
                         10180                10434
        6/06             10094                10396
     7/31/06             10159                10507

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Merrill Lynch High Yield Master Index is an unmanaged index which tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule. The index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $ 10,000 investment in the indicated share class from its inception to the period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Bond Fund (Institutional Shares) returned 1.21% on a net of fee basis, trailing its benchmark, the Lehman Brothers Aggregate Bond Index, which advanced 1.46%.

The Federal Reserve's tightening cycle reached the two-year mark during the period as it pushed its key overnight rate from 3.25% to 5.25%. The Fed's moves inspired higher rates along the yield curve, but as short-term rates rose faster than long-term yields, the curve flattened and actually inverted for a portion of the period.

In such cases when long-term rates lag short-term yields, it's advisable to maintain a barbell strategy, which emphasizes holdings at each end of the yield curve. As the Fund relied more upon a bulleted structure, which consists of larger positions in the middle of the curve, its performance sagged. The bulleted strategy was employed in anticipation of a normalized yield curve--featuring lower yields at the short end and higher rates at the long end
- and was still in place at the period's close. +

Aiding performance during the period were overweight positions, relative to the benchmark, in asset backed securities (ABS) and commercial mortgage backed securities (CMBS). Consisting primarily of home equity loans originating 3-5 years ago--before the rapid acceleration in housing values--the Fund's ABS exposure saw minimal reaction to the cooling of the housing market. +

Within the CMBS space, the solid fundamental health of the commercial real estate market, which featured low delinquency and foreclosure rates, bolstered the Fund's holdings. Non-traditional fixed income investors such as hedge funds further boosted values in the CMBS market. +

Underweight stakes in corporate bonds, which were richly valued considering the uncertain fallout from the Fed's rate hikes, and government agency issues, especially in mortgage-backers Fannie Mae and Freddie Mac which are still sorting out sticky accounting issues, also enhanced relative performance. +

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             1.21%       3.94%       5.79%        $17,551
--------------------------------------------------------------------------------
Class A Shares*                 -3.81%       2.71%       5.05%        $16,363
--------------------------------------------------------------------------------
Class B Shares**                -4.61%       2.55%       4.73%        $15,868
--------------------------------------------------------------------------------
Class C Shares**                 0.30%       2.92%       4.73%        $15,882
--------------------------------------------------------------------------------
Advisor Shares***               -2.60%       2.76%       4.91%        $16,145
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index 1           1.46%       4.79%       6.33%        $18,476
--------------------------------------------------------------------------------
Lipper Corporate
Debt Funds A Rated Average 1    0.78%        4.34%       5.75%        $17,516
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 22, 1995, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

Corporate Bonds                                                         52.77%

U.S. Government Agencies                                                37.42%

Commercial Paper                                                         5.83%

Investments in Affiliates                                                2.52%

Foreign Bonds                                                            0.71%

U.S. Treasury Obligations                                                0.51%

Short-Term Securities Held as
Collateral for Securities Lending                                        0.24%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                     Fifth Third         Lehman Brothers   Lipper Corporate
                      Bond Fund          Aggregate Bond      Debt Funds A
                (Institutional Shares)        Index         Rated Average
                ----------------------   ---------------   ----------------
     7/31/96            10000                 10000             10000
                        10158                 10157             10156
       12/96            10540                 10462             10498
                        10309                 10403             10386
                        10787                 10785             10777
                        11279                 11144             11177
       12/97            11652                 11472             11525
                        11831                 11650             11686
                        12134                 11922             11984
                        12660                 12427             12422
       12/98            12734                 12468             12404
                        12535                 12407             12271
                        12273                 12298             12085
                        12265                 12381             12105
       12/99            12173                 12366             12045
                        12544                 12639             12329
                        12616                 12859             12429
                        13021                 13247             12785
       12/00            13623                 13804             13275
                        14077                 14223             13704
                        14097                 14303             13764
                        14836                 14962             14298
       12/01            14610                 14969             14310
                        14461                 14983             14262
                        15076                 15537             14733
                        15789                 16249             15377
       12/02            15986                 16504             15625
                        16196                 16734             15869
                        16517                 17153             16415
                        16467                 17128             16351
       12/03            16498                 17182             16423
                        16894                 17638             16879
                        16460                 17207             16401
                        16954                 17758             16941
       12/04            17105                 17927             17135
                        17056                 17841             17065
                        17527                 18378             17573
                        17386                 18254             17414
       12/05            17466                 18363             17492
                        17362                 18244             17348
                        17319                 18230             17293
     7/31/06            17551                 18476             17516

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

 The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt Funds A Rated Average. The Lehman Brothers Aggregate Bond Index is representative of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lipper Corporate Debt Funds A Rated Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Aggregate Bond Index is an unmanaged index and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Corporate Debt Funds A Rated Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Intermediate Bond Fund (Institutional Shares) returned 1.76% on a net of fee basis, slightly underperforming its benchmark, the Lehman Brothers Intermediate
Government/Credit Bond Index, which advanced 1.78%.

While the Federal Reserve steadily increased its overnight lending rate, using a series of quarter-point moves to lift the key rate from 3.25% to 5.25% over the period, longer-term bonds posted modest increases in yields. The disconnect between the central bank, which cited inflationary pressures, and investors, who feared the moves would lead to an economic slowdown, resulted in a slightly inverted yield curve. Such a condition, which exists when short-term yields are higher than long-term rates, is counterintuitive and challenging for fixed income investors.

To attempt to overcome this market challenge, the Fund's holdings were focused on better quality, higher yielding bonds such as commercial mortgage backed securities (CMBS), residential mortgage backed securities (RMBS) and asset backed securities (ABS). Among CMBS holdings, those holding the highest credit ratings outperformed, as did "seasoned" issues--10-year bonds issued three or four years ago. Hybrid adjustable rate mortgages led the Fund's RMBS exposure while home equity loans were used for ABS holdings. +

Also providing a lift were select investments in U.S. dollar denominated overseas energy and commodity metals production companies. Originally sold at a larger discount than U.S. investment grade corporate bonds, these positions performed well, benefiting from the upward trend of energy and metal prices. +

Weighing on performance were the Fund's holdings in U.S. Treasury issues, government agency bonds and investment grade corporate investments, which were all underweight relative to the benchmark. Treasuries and agency bonds struggled as the entire yield curve rose while increased leveraged buyout activity took a selective toll on bonds issued by corporations perceived to be potential targets. +

At the period's end, the Fund was defensively positioned with a neutral duration profile, which is suited for an uncertain interest rate environment. +

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             1.65%       3.63%       5.20%        $16,609
--------------------------------------------------------------------------------
Class A Shares*                 -2.11%       2.63%       4.57%        $15,632
--------------------------------------------------------------------------------
Class B Shares**                -3.37%       2.64%       4.33%        $15,280
--------------------------------------------------------------------------------
Class C Shares**                 0.72%       2.60%       4.14%        $14,999
--------------------------------------------------------------------------------
Advisor Shares***               -0.85%       2.74%       4.48%        $15,504
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index 1              1.78%       4.42%       5.89%        $17,730
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Funds Average 1                  1.08%       4.15%       5.60%        $17,281
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST, 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

Corporate Bonds                                                         80.32%

U.S. Government Agencies                                                11.72%

Short-Term Securities Held as
Collateral for Securities Lending                                        4.32%

Investments in Affiliates                                                3.44%

Foreign Bonds                                                            0.20%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                                         Lehman Brothers
                    Fifth Third           Intermediate      Lipper Intermediate
              Intermediate Bond Fund    Government/Credit    Investment Grade
              (Institutional Shares)       Bond Index       Debt Funds Average
              -----------------------   -----------------   -------------------
     7/31/96           10000                  10000                10000
                       10146                  10147                10168
       12/96           10405                  10396                10481
                       10339                  10384                10429
                       10675                  10690                10797
                       10980                  10979                11152
       12/97           11215                  11214                11427
                       11391                  11389                11608
                       11606                  11603                11855
                       12036                  12124                12252
       12/98           12074                  12160                12279
                       12003                  12137                12222
                       11871                  12089                12077
                       11960                  12200                12133
       12/99           11926                  12207                12121
                       12138                  12390                12345
                       12294                  12600                12489
                       12655                  12963                12836
       12/00           13088                  13442                13320
                       13524                  13897                13732
                       13621                  13991                13780
                       14265                  14634                14353
       12/01           14179                  14647                14330
                       14071                  14614                14300
                       14575                  15134                14684
                       15147                  15819                15221
       12/02           15400                  16087                15494
                       15607                  16330                15733
                       15949                  16774                16162
                       15863                  16771                16144
       12/03           15826                  16781                16218
                       16184                  17196                16611
                       15756                  16762                16212
                       16144                  17215                16693
       12/04           16228                  17291                16866
                       16086                  17140                16774
                       16462                  17566                17217
                       16374                  17474                17117
       12/05           16430                  17564                17191
                       16412                  17496                17098
                       16437                  17533                17064
     7/31/06           16609                  17730                17281

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Intermediate Government/Credit Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury agencies. The debt issues within the index all maintain maturities within a range of one to ten years. The Lipper Intermediate Investment Grade Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Intermediate Government/Credit Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Short Term Bond Fund (Institutional Shares) returned 2.86% on a net of fee basis, narrowly trailing its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, which advanced 3.00%.

Fueled by persistently high energy prices, concerns over inflationary pressures prompted the Federal Reserve to extend its rate-hike campaign throughout the period, moving its overnight lending rate from 3.25% to 5.25%. The steady push, which consisted of eight consecutive quarter-point bumps, ran rates higher than many observers expected at the outset of the period. It also led some to question whether the central bank moved too far.

Contributing to the mixed sentiments were the actions of new Fed chair Ben Bernanke, who appeared determined to shake his pre-appointment reputation as an inflation dove, or one who would opt for fewer rate hikes. Until the markets grow comfortable with his approach to the economy and monetary policy, wariness between investors and Bernanke will likely linger.

As rates advanced, Treasury issues struggled and weighed on the Fund's performance, although an underweight position, relative to the benchmark, minimized the damage. +

Boosting returns were stakes in select commercial mortgage backed securities
(CMBS) and asset backed securities (ABS). Among CMBS holdings, high quality bonds originally issued in the 1990s--called "seasoned" due to their age--outperformed while providing enhanced yields. Similarly, better yielding ABS issues tied to home equity loans proved advantageous. +

Positioned for much of the period with a short duration, relative to the benchmark, the Fund managed to mitigate much of the impact of the rise in short-term rates. By the period's end, however, the duration had been adjusted closer to neutral, reflecting the expectation that Fed activity was nearing its end. Holdings also emphasized the mid-point of the short-term universe -- 2-year issues -- in anticipation of a more normalized interest rate environment where long-term yields run higher than short-term yields. +

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             2.75%       2.70%       4.49%        $15,520
--------------------------------------------------------------------------------
Class A Shares*                 -1.00%       1.78%       3.96%        $14,743
--------------------------------------------------------------------------------
Class C Shares**                 1.81%       1.68%       3.46%        $14,048
--------------------------------------------------------------------------------
Advisor Shares***                0.15%       1.77%       3.76%        $14,469
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
Government/Corporate
Bond Index 1                     3.00%       3.34%       5.04%        $16,351
--------------------------------------------------------------------------------
Lipper Short Investment
Grade Debt Funds Average 1       2.74%       2.84%       4.46%        $15,481
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD Short Term Bond FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON AUGUST 1, 2003 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS C AND ADVISOR SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

Corporate Bonds                                                         50.33%

U.S. Government Agencies                                                25.52%

Short-Term Securities Held as
Collateral for Securities Lending                                       13.65%

U.S. Treasury Obligations                                                7.87%

Investments in Affiliates                                                1.88%

Foreign Bonds                                                            0.46%

Municipal Bonds                                                          0.29%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                                  Lipper Short
                Fifth Third Short Term   Merrill Lynch 1-3 Year    Investment
                      Bond Fund           Government/Corporate     Grade Debt
                (Institutional Shares)         Bond Index         Funds Average
                ----------------------   ----------------------   -------------
     7/31/96            10000                    10000                10000
                        10124                    10126                10124
       12/96            10309                    10320                10318
                        10340                    10391                10381
                        10575                    10622                10601
                        10791                    10832                10813
       12/97            10970                    11011                10966
                        11119                    11176                11119
                        11271                    11350                11281
                        11553                    11687                11555
       12/98            11644                    11783                11611
                        11721                    11868                11707
                        11748                    11938                11742
                        11881                    12083                11861
       12/99            11936                    12166                11942
                        12072                    12317                12083
                        12271                    12524                12266
                        12566                    12806                12534
       12/00            12905                    13147                12825
                        13271                    13529                13183
                        13418                    13705                13337
                        13846                    14181                13734
       12/01            13925                    14293                13770
                        13863                    14295                13784
                        14150                    14640                14032
                        14440                    14986                14286
       12/02            14598                    15164                14419
                        14720                    15295                14544
                        14834                    15464                14698
                        14895                    15540                14730
       12/03            14894                    15580                14759
                        15026                    15754                14914
                        14864                    15577                14759
                        14993                    15753                14915
       12/04            15004                    15768                14949
                        14966                    15725                14914
                        15138                    15918                15080
                        15162                    15939                15107
       12/05            15252                    16045                15192
                        15321                    16122                15276
                        15416                    16228                15372
     7/31/06            15520                    16351                15481

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Merrill Lynch 1-3 Year Government/Corporate Bond Index and the Lipper Short Investment Grade Debt Funds Average. The Merrill Lynch 1-3 Year Government/Corporate Bond Index is composed of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years. The Lipper Short Investment Grade Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Merrill Lynch 1-3 Year Government/Corporate Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Short Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third U.S. Government Bond Fund (Institutional Shares) returned 1.91% on a net of fee basis, underperformed its benchmark, the Lehman Brothers Intermediate Government Bond Index, which gained 1.99%.

The realization that new Federal Reserve chair Ben Bernanke would extend Alan Greenspan's rate-hike campaign in an effort to fend off inflation rattled the fixed income markets in early 2006. Concerns over how far Bernanke would go prompted investors to sell off riskier issues such as mortgage-related bonds with longer maturation dates.

The heightened volatility adversely affected the Fund, which held a number of underperforming long-dated mortgage backed securities. The situation was exacerbated by extremely high demand for high quality, short-dated mortgage-backed debt, which tends to offer better yields than Treasury issues. As the supply of such bonds was relatively small, any available issues commanded premium prices. +

Due in part to the mortgage-related positioning, the Fund's duration stood at a neutral stance, relative to the benchmark, for much of the period. Ideal for periods with a normalized yield curve, featuring higher long-term rates than short-term yields, the strategy shift followed a lengthy stretch where the Fund maintained a short duration designed to mitigate the affect of the rising short-term rates. +

Bolstering performance were structured mortgage-backed bonds that pay back investors from the interest component of real estate loans. The issues offer slightly better yields to account for the prepayment risk of the underlying mortgages, but when short-term rates steadily rise, refinancing activity eases, which helps such interest-only issues. +

Also adding to returns were high quality bonds with floating yields. Generally adjusted monthly, these issues offered a near-immediate hike in interest income as the Fed moved its key overnight rate from 3.25% to 5.25% in eight consecutive meetings during the period.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

U.S. GOVERNMENT GUARANTEES APPLY ONLY TO THE UNDERLYING SECURITIES OF THE FUND'S PORTFOLIO AND NOT THE FUNDS SHARES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             1.91%       3.47%       4.97%        $16,237
--------------------------------------------------------------------------------
Class A Shares*                 -3.15%       2.24%       4.26%        $15,178
--------------------------------------------------------------------------------
Class C Shares**                 0.86%       2.44%       4.00%        $14,797
--------------------------------------------------------------------------------
Advisor Shares***               -1.86%       2.31%       4.17%        $15,052
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government Bond Index 1          1.99%       3.95%       5.58%        $17,209
--------------------------------------------------------------------------------
Lipper Short-Intermediate
U.S. Government Bond Funds
Average 1                        1.62%       3.09%       4.71%        $15,866
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON APRIL 24, 1996 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
FUND HOLDINGS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

Freddie Mac                                                             28.35%

Fannie Mae                                                              16.62%

Government National Mortgage Association                                12.51%

Investments in Affiliates                                               10.65%

Financing Corporation                                                    9.02%

Small Business Administration                                            6.33%

Federal Home Loan Bank                                                   6.08%

U.S. Treasury Obligations                                                4.98%

Corporate Bonds                                                          3.56%

Tennessee Valley Authority                                               1.90%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                                          Lehman Brothers     Lipper Short-
                    Fifth Third U.S.       Intermediate     Intermediate U.S.
                  Government Bond Fund    Government Bond    Government Bond
                 (Institutional Shares)        Index          Funds Average
                 ----------------------   ---------------   -----------------
     7/31/96             10000                 10000              10000
                         10141                 10141              10127
       12/96             10333                 10375              10338
                         10322                 10373              10361
                         10589                 10662              10607
                         10852                 10935              10844
       12/97             11070                 11177              11041
                         11239                 11346              11186
                         11423                 11555              11359
                         11897                 12095              11760
       12/98             11901                 12125              11798
                         11863                 12092              11811
                         11809                 12068              11756
                         11921                 12190              11855
       12/99             11922                 12184              11879
                         12056                 12383              12031
                         12251                 12609              12222
                         12593                 12947              12520
       12/00             13053                 13460              12931
                         13428                 13864              13273
                         13459                 13922              13352
                         14109                 14613              13935
       12/01             14053                 14593              13910
                         13974                 14555              13921
                         14489                 15117              14367
                         15155                 15845              14883
       12/02             15286                 16000              15022
                         15428                 16148              15140
                         15635                 16421              15321
                         15550                 16399              15267
       12/03             15514                 16366              15254
                         15808                 16727              15510
                         15453                 16342              15212
                         15755                 16711              15479
       12/04             15824                 16748              15525
                         15729                 16634              15439
                         16066                 17018              15704
                         16017                 16929              15641
       12/05             16073                 17030              15698
                         16037                 16979              15685
                         16080                 17031              15723
     7/31/06             16237                 17209              15866

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Intermediate Government Bond Index and the Lipper Short-Intermediate U.S. Government Bond Funds Average. The Lehman Brothers Intermediate Government Bond Index is generally representative of intermediate-term government bonds. The Lipper Short-Intermediate U.S. Government Bond Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Intermediate Government Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Short-Intermediate U.S. Government Bond Funds Average and the Fund's performance reflect the deduction for fees for these value-added services Investors cannot invest directly in an index, although they can invest in the underlying securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Municipal Bond Fund (Institutional Shares) returned 1.49% on a net of fee basis, trailing its benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.55%.

Taking cues from the U.S. Treasury market, where short-term yields rose faster than long-term rates, the municipal bond yield curve flattened during the period. For example, the average yield on a 3-year municipal bond increased 70 basis points (0.70%), while the average yield on a 30-year municipal bond increased 12 basis points (0.12%). By comparison, the Federal Reserve raised its overnight rate from 3.25% to 5.25% during the period--a far more dramatic move than among Treasury debentures dated 2 years and up, where increases were restrained by concerns over an economic slowdown.

At the start of the period, the Fund's duration was short of the benchmark--a position designed to mitigate the impact of rising short-term interest rates. Over the course of the 12-months, however, the position was adjusted back to neutral and finished slightly longer than the benchmark. Although this helped in July as fixed income markets rallied on the belief that the Fed had completed its rate-hike campaign, an underweight stake at the longest end of the yield curve affected returns. +

The outperformance by low-quality issues, especially in tobacco-related bonds, also affected gains as, given the Fund's high-quality orientation, it held no tobacco-related issues. +

The Fund's long-term issues enhanced returns and better yielding opportunities arose among A-rated issues, especially within the healthcare sector. +

From a supply standpoint, 2006 has been tighter than 2005, with issuance down about 15% through the first six months. Much of the decrease may be attributed to the 52% drop in pre-refunded bonds, or new issues featuring better terms which allow issuers to retire higher yielding debt. As rates have increased, refinancing activity has subsided significantly.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             1.49%        4.11%      5.09%        $16,422
--------------------------------------------------------------------------------
Class A Shares*                 -3.45%        2.85%      4.31%        $15,256
--------------------------------------------------------------------------------
Class B Shares**                -4.20%        2.74%      4.03%        $14,841
--------------------------------------------------------------------------------
Class C Shares**                 0.56%        3.09%      4.04%        $14,863
--------------------------------------------------------------------------------
Advisor Shares***               -2.23%        2.95%      4.24%        $15,145
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index 1           2.55%        4.99%      5.82%        $17,607
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Average 1             2.23%        4.22%      4.94%        $16,216
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX--FREE INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND CLASS A Shares REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 31, 1995, AND IS ADJUSTED TO REFLECT APPLICABLE SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
BOND QUALITY RATINGS AS OF JULY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

AAA                                                                     69.47%

AA                                                                      16.55%

A                                                                        6.03%

BBB                                                                      7.18%

Net Cash and Equivalents                                                 0.77%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                Fifth Third Municipal                           Lipper General
                      Bond Fund            Lehman Brothers      Municipal Debt
                (Institutional Shares)   Municipal Bond Index   Funds Average
                ---------------------    --------------------   --------------
     7/31/96            10000                   10000               10000
                        10104                   10137               10142
       12/96            10378                   10396               10387
                        10312                   10371               10339
                        10668                   10728               10700
                        10977                   11052               11031
       12/97            11270                   11351               11345
                        11354                   11482               11455
                        11496                   11657               11606
                        11888                   12015               11941
       12/98            11914                   12087               11949
                        11968                   12194               12006
                        11699                   11979               11735
                        11645                   11931               11565
       12/99            11525                   11838               11377
                        11893                   12184               11698
                        12054                   12369               11824
                        12336                   12668               12099
       12/00            12954                   13222               12617
                        13194                   13515               12860
                        13245                   13603               12919
                        13593                   13985               13249
       12/01            13480                   13899               13099
                        13606                   14030               13201
                        14117                   14544               13638
                        14810                   15234               14225
       12/02            14781                   15234               14171
                        14936                   15417               14256
                        15320                   15815               14647
                        15302                   15828               14643
       12/03            15474                   16044               14870
                        15687                   16321               15093
                        15283                   15935               14743
                        15825                   16556               15277
       12/04            15949                   16762               15474
                        15882                   16757               15464
                        16277                   17247               15891
                        16213                   17226               15873
       12/05            16264                   17352               15979
                        16275                   17394               16037
                        16247                   17400               16033
     7/31/06            16422                   17607               16216

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The Lehman Brothers Municipal Bond Index is generally representative of the municipal bond market. The Lipper General Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Municipal Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper General Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Intermediate Municipal Bond Fund (Institutional Shares) returned 1.43% on a net of fee basis, underperforming its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, which advanced 2.04%.

Taking cues from the U.S. Treasury market, where short-term yields rose faster than long-term rates, the municipal bond yield curve flattened out during the period. For example, the average yield on a 3-year municipal bond increased 70 basis points (0.70%), while the average yield on a 5-year municipal bond increased 53 basis points (0.53%). By comparison, the Federal Reserve raised its overnight rate from 3.25% to 5.25% during the period--a far more dramatic move than among Treasury debentures dated 2 years and up, where increases were restrained by concerns over an economic slowdown.

For much of the period, the Fund's duration was short of the benchmark--a position designed to mitigate the impact of rising short-term interest rates. By the end of June, however, the position was adjusted to a slightly longer duration than the benchmark. Although this helped in July as fixed income markets rallied on the belief that the Fed had completed its rate-hike campaign, an underweight stake at the longest end of the yield curve affected returns. +

The Fund's stake in Puerto Rico issues enhanced gains. Purchased when the country's credit quality ratings were under pressure, the Fund enjoyed a rebound as the market grew more comfortable with the country's fiscal policy. Elsewhere, better yielding opportunities arose among A-rated issues, especially within the healthcare sector. +

From a supply standpoint, 2006 has been tighter than 2005, with issuance down about 15% through the first six months. Much of the decrease may be attributed to the 52% drop in pre-refunded bonds, or new issues featuring better terms which allow issuers to retire higher yielding debt. As rates have increased, refinancing activity has subsided significantly. +

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             1.43%       3.22%       4.35%        $15,307
--------------------------------------------------------------------------------
Class A Shares*                 -2.23%       2.25%       3.73%        $14,421
--------------------------------------------------------------------------------
Class B Shares**                -3.56%       2.25%       3.49%        $14,097
--------------------------------------------------------------------------------
Class C Shares**                 0.41%       2.20%       3.30%        $13,834
--------------------------------------------------------------------------------
Advisor Shares***               -0.92%       2.32%       3.63%        $14,291
--------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index 1           2.04%       4.10%       5.04%        $16,479
--------------------------------------------------------------------------------
Lipper Intermediate
Municipal Debt Funds Average 1   1.72%       3.68%       4.62%        $15,721
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 3.50%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 2.00%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 16, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 18, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
BOND QUALITY RATINGS AS OF JULY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

AAA                                                                     60.92%

AA                                                                      20.06%

A                                                                        7.68%

BBB                                                                      8.07%

Net Cash and Equivalents                                                 2.34%

Not Rated                                                                0.93%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                                     Lipper
               Fifth Third Intermediate      Lehman Brothers      Intermediate
                 Municipal Bond Fund      Quality Intermediate   Municipal Debt
                (Institutional Shares)    Municipal Bond Index   Funds Average
               ------------------------   --------------------   --------------
     7/31/96            10000                     10000              10000
                        10084                     10170              10098
       12/96            10314                     10406              10312
                        10288                     10407              10308
                        10563                     10683              10579
                        10819                     10946              10832
       12/97            11042                     11167              11070
                        11139                     11285              11177
                        11246                     11425              11316
                        11570                     11746              11629
       12/98            11635                     11837              11691
                        11693                     11940              11754
                        11503                     11770              11555
                        11535                     11869              11546
       12/99            11517                     11871              11505
                        11749                     12060              11711
                        11905                     12245              11856
                        12133                     12503              12104
       12/00            12553                     12896              12518
                        12830                     13225              12791
                        12924                     13328              12870
                        13255                     13694              13203
       12/01            13146                     13606              13094
                        13237                     13725              13198
                        13707                     14255              13671
                        14195                     14825              14241
       12/02            14229                     14862              14244
                        14364                     15027              14376
                        14615                     15369              14699
                        14645                     15446              14718
       12/03            14694                     15552              14859
                        14840                     15753              15026
                        14539                     15422              14722
                        14935                     15916              15159
       12/04            14997                     16022              15270
                        14867                     15879              15149
                        15181                     16253              15505
                        15120                     16210              15468
       12/05            15178                     16289              15548
                        15156                     16282              15562
                        15170                     16308              15564
     7/31/06            15307                     16479              15721

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years. The Lipper Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Quality Intermediate Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Ohio Municipal Bond Fund (Institutional Shares) returned 1.46% on a net of fee basis, underperforming its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, which gained 2.04%.

Taking cues from the U.S. Treasury market, where short-term yields rose faster than long-term rates, the municipal bond yield curve flattened out during the period. For example, the average yield on a 3-year municipal bond increased 70 basis points (0.70%), while the average yield on a 30-year municipal bond increased 12 basis points (0.12%). By comparison, the Federal Reserve raised its overnight rate from 3.25% to 5.25% during the period--a far more dramatic move than among Treasury debentures dated 2 years and up, where increases were restrained by concerns over an economic slowdown.

For much of the period, the Fund's duration was short of the benchmark--a position designed to mitigate the impact of rising short-term interest rates. By the end of June, however, the position was adjusted to a slightly longer duration than the benchmark. Although this helped in July as fixed income markets rallied on the belief that the Fed had completed its rate-hike campaign, an underweight stake at the longest end of the yield curve affected returns. +

The Fund's high quality orientation provided stable, consistent returns. Although the manufacturing industry's struggles and the overall slowing of the U.S. economy weighed more heavily on select Ohio communities, the state's overall credit profile remained steady. Efforts to benefit from modestly better yields led to opportunities among A-rated issues, especially within the healthcare sector. +

From a supply standpoint, 2006 has been tighter than 2005, with issuance in Ohio down about 24% through the first seven months. Much of the decrease may be attributed to a large drop in pre-refunded bonds--new issues featuring better terms which allow issuers to retire higher yielding debt. As rates have increased, refinancing activity has subsided significantly. +

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             1.46%       3.23%       4.10%        $14,949
--------------------------------------------------------------------------------
Class A Shares*                 -3.61%       1.98%       3.40%        $13,975
--------------------------------------------------------------------------------
Class B Shares**                -4.51%       1.83%       2.98%        $13,418
--------------------------------------------------------------------------------
Class C Shares**                 0.44%       2.20%       3.19%        $13,686
--------------------------------------------------------------------------------
Advisor Shares***               -2.41%       2.03%       3.30%        $13,840
--------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index 1           2.04%       4.10%       5.04%        $16,479
--------------------------------------------------------------------------------
Lipper Ohio Intermediate
Municipal Debt Funds
Average 1                        1.16%       2.98%       3.93%        $14,720
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000, APRIL 24, 1996 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B , CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
BOND QUALITY RATINGS AS OF JULY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

AAA                                                                     41.89%

AA                                                                      33.25%

A                                                                       14.82%

BBB                                                                      9.98%

Net Cash and Equivalents                                                 0.06%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                                 Lipper Ohio
                   Fifth Third Ohio        Lehman Brothers       Intermediate
                 Municipal Bond Fund     Quality Intermediate   Municipal Debt
                (Institutional Shares)   Municipal Bond Index   Funds Average
                ----------------------   --------------------   --------------
     7/31/96            10000                   10000               10000
                        10048                   10170               10082
       12/96            10284                   10406               10298
                        10238                   10407               10275
                        10523                   10683               10534
                        10765                   10946               10769
       12/97            10995                   11167               10987
                        11065                   11285               11072
                        11195                   11425               11202
                        11558                   11746               11507
       12/98            11613                   11837               11549
                        11637                   11940               11597
                        11372                   11770               11366
                        11344                   11869               11347
       12/99            11271                   11871               11295
                        11511                   12060               11486
                        11638                   12245               11613
                        11868                   12503               11841
       12/00            12271                   12896               12224
                        12532                   13225               12462
                        12609                   13328               12518
                        12920                   13694               12819
       12/01            12832                   13606               12700
                        12896                   13725               12792
                        13343                   14255               13232
                        13821                   14825               13732
       12/02            13839                   14862               13729
                        13962                   15027               13850
                        14226                   15369               14107
                        14267                   15446               14112
       12/03            14369                   15552               14204
                        14513                   15753               14337
                        14197                   15422               14040
                        14591                   15916               14419
       12/04            14654                   16022               14470
                        14529                   15879               14352
                        14837                   16253               14618
                        14758                   16210               14567
       12/05            14813                   16289               14615
                        14816                   16282               14597
                        14799                   16308               14580
     7/31/06            14949                   16479               14720

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lipper Ohio Intermediate Municipal Debt Funds Average. The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.The Lipper Ohio Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Quality Intermediate Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Ohio Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2006, the Fifth Third Michigan Municipal Bond Fund (Institutional Shares) gained 1.35% on a net of fee basis, underperforming its benchmark, the Lehman Brothers 1-5 year Municipal Bond Index, which returned 1.88%.

Taking cues from the U.S. Treasury market, where short-term yields rose faster than long-term rates, the municipal bond yield curve flattened out during the period. For example, the average yield on a 3-year municipal bond increased 70 basis points (0.70%), while the average yield on a 30-year municipal bond increased 12 basis points (0.12%). By comparison, the Federal Reserve raised its overnight rate from 3.25% to 5.25% during the period--a far more dramatic move than among Treasury debentures dated 2 years and up, where increases were restrained by concerns over an economic slowdown.

In Michigan, the economy remained in somewhat of a holding pattern as it waited for the fallout from the struggles of large automakers General Motors and Ford. While it appeared both companies would need to make changes which could be detrimental to the fiscal health of the eastern half of the state, it was too early to determine how any moves would play out. Meanwhile, in the western half of the state, which is less dependent on the auto industry, the economy performed better. +

Within the Fund, pre-refunded issues, which carry triple-A ratings, weighed on returns as the best performing group, from a rating perspective, held single-A ratings. In addition, longer-term bonds purchased with original issue discounts sagged more than premium debentures as rates rose. +

Providing gains were an assortment of groups including state-issued housing and student loan bonds, hospital bonds primarily from the western side of the state and water and sewer revenue bonds from a number of municipalities. During the period, the Fund's short duration, relative to the benchmark, also enhanced returns as it mitigated the impact of the rising short-term interest rates. +

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------

                                                                      ENDING
                                1 YEAR       5 YEAR     10 YEAR       VALUE 2
                               --------     --------    --------     ---------
Institutional Shares             1.35%       2.51%       3.59%        $14,234
--------------------------------------------------------------------------------
Class A Shares*                 -3.61%       1.37%       2.94%        $13,361
--------------------------------------------------------------------------------
Class B Shares**                -4.51%       1.13%       2.57%        $12,883
--------------------------------------------------------------------------------
Class C Shares**                 0.43%       1.50%       2.57%        $12,883
--------------------------------------------------------------------------------
Advisor Shares***               -2.40%       1.36%       2.75%        $13,119
--------------------------------------------------------------------------------
Lehman Brothers 1-5
Year Municipal Bond Index 1      1.88%       3.16%       4.24%        $15,249
--------------------------------------------------------------------------------
Lipper Other States
Short-Intermediate Municipal
Debt Funds Average 1             1.55%       3.09%       3.68%        $14,373
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

*     REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

** REFLECTS THE MAXIMUM APPLICABLE CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES.

***   REFLECTS THE MAXIMUM SALES CHARGE OF 3.25%.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MAY 3, 1993. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MAY 11, 1993, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B, CLASS C AND ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001, OCTOBER 29, 2001 AND AUGUST 1, 2005, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B, CLASS C AND ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
BOND QUALITY RATINGS AS OF JULY 31, 2006
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                   [BAR CHART]

AAA                                                                     61.72%

AA                                                                      20.51%

A                                                                       10.45%

BBB                                                                      4.99%

Net Cash and Equivalents                                                 0.24%

Not Rated                                                                2.09%

+     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                               Lipper Other
                                                              States Short-
                 Fifth Third Michigan     Lehman Brothers      Intermediate
                 Municipal Bond Fund     1-5 Year Municipal   Municipal Debt
                (Institutional Shares)       Bond Index       Funds Average
                ----------------------   ------------------   --------------
     7/31/96            10000                  10000              10000
                        10066                  10146              10075
       12/96            10222                  10329              10226
                        10222                  10353              10255
                        10431                  10568              10436
                        10622                  10765              10615
       12/97            10786                  10927              10770
                        10883                  11047              10867
                        10982                  11169              10973
                        11212                  11411              11184
       12/98            11298                  11516              11273
                        11389                  11640              11343
                        11290                  11570              11260
                        11358                  11681              11300
       12/99            11373                  11712              11331
                        11493                  11841              11461
                        11627                  12009              11553
                        11821                  12209              11747
       12/00            12091                  12477              12016
                        12374                  12796              12262
                        12485                  12943              12353
                        12754                  13243              12578
       12/01            12753                  13254              12595
                        12817                  13325              12682
                        13185                  13743              12990
                        13459                  14076              13339
       12/02            13545                  14192              13389
                        13662                  14316              13502
                        13799                  14481              13676
                        13893                  14619              13760
       12/03            13865                  14621              13813
                        13946                  14766              13931
                        13753                  14558              13713
                        13983                  14858              13997
       12/04            14014                  14919              14056
                        13915                  14804              13980
                        14082                  15013              14181
                        14080                  15026              14184
       12/05            14126                  15072              14230
                        14123                  15093              14245
                        14156                  15138              14277
     7/31/06            14234                  15249              14373

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

--------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers 1-5 Year Municipal Bond Index and the Lipper Other States Short-Intermediate Municipal Debt Funds Average. The Lehman Brothers 1-5 Year Municipal Bond Index is representative of short term municipal bonds with a maturity between one and six years. The Lipper Other States Short-Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers 1-5 Year Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Other States Short-Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2006.

                       This page intentionally left blank.

                                                           SMALL CAP GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (91.0%)
A.S.V., Inc. * (g)                                     102,364     $     1,562
Aaron Rents, Inc. (g)                                   65,273           1,576
Advanced Analogic Technologies, Inc. * (g)             156,400           1,472
Aeropostale, Inc. * (g)                                 70,000           1,940
American Medical Systems
   Holdings, Inc. * (g)                                133,800           2,442
ArthroCare Corp. * (g)                                  34,300           1,511
Basic Energy Services, Inc. *                           74,009           1,998
Beacon Roofing Supply, Inc. * (g)                       91,150           1,667
Benchmark Electronics, Inc. *                           48,150           1,171
Bucyrus International, Inc., Class A (g)                68,250           3,324
CARBO Ceramics, Inc. (g)                                15,100             587
Carpenter Technology Corp.                              24,600           2,421
Children's Place Retail Stores, Inc. * (g)              43,400           2,423
Core Laboratories N.V. *                                49,300           3,599
Crocs, Inc. * (g)                                       63,400           1,754
Delek US Holdings, Inc. * (g)                          127,586           2,080
Denbury Resources, Inc. *                               28,900           1,002
Digene Corp. *                                          42,900           1,811
East-West Bancorp., Inc.                                59,200           2,389
Energy Conversion Devices, Inc. * (g)                   65,030           2,188
Epicor Software Corp. * (g)                            168,500           1,975
First Cash Financial Services, Inc. * (g)              154,700           2,945
FormFactor, Inc. * (g)                                  66,000           2,829
Gardner Denver, Inc. *                                  61,600           2,134
General Cable Corp. *                                   95,700           3,417
Grey Wolf, Inc. * (g)                                  202,800           1,553
HealthExtras, Inc. * (g)                                90,500           2,349
Hibbet Sporting Goods, Inc. * (g)                       69,350           1,370
Hologic, Inc. * (g)                                     31,800           1,428
Houston Wire and Cable Co. *                           130,496           2,456
Hub Group, Inc., Class A * (g)                         105,000           2,371
Hub International Ltd.                                  73,100           1,909
Huron Consulting Group, Inc. *                          82,745           2,870
Inventiv Health, Inc. * (g)                             51,800           1,445
Jarden Corp. * (g)                                      68,200           1,977
Labor Ready, Inc. *                                     70,100           1,143
LKQ Corp. * (g)                                        105,868           2,371
Morton's Restaurant Group, Inc. *                      139,033           2,085
MWI Veterinary Supply, Inc. *                           70,100           2,627
NCI, Inc. *                                            123,738           1,678
NICE Systems, Ltd., ADR *                              105,172           2,757
NuVasive, Inc. * (g)                                   122,458           2,142
OpenTV Corp., Class A *                                650,000           2,054
OraSure Technologies, Inc. *                           164,100           1,533
Parametric Technology Corp. *                          155,320           2,401
PGT, Inc. *                                             95,700           1,507
Pinnacle Entertainment, Inc. *                          57,400           1,574
Providence Service Corp. * (g)                          76,404           1,877
Psychiatric Solutions, Inc. * (g)                      106,900           3,366
Respironics, Inc. *                                     66,700           2,373
Sciele Pharma, Inc. * (g)                              113,246           2,315
SI International, Inc. * (g)                            70,500           1,923
Stage Stores, Inc.                                      79,000           2,343

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Superior Energy Services, Inc. *                        49,900     $     1,709
Symmetricom, Inc. * (g)                                281,400           1,992
Texas Industries, Inc.                                  47,000           2,321
Thomas Weisel Partners Group, Inc. * (g)                96,172           1,446
Trammell Crow Co. *                                     43,000           1,482
Trident Microsystems, Inc. *                            71,300           1,228
United Natural Foods, Inc. * (g)                        75,100           2,264
Vasco Data Security International, Inc. * (g)          242,300           2,096
VCA Antech, Inc. * (g)                                  77,200           2,700
Volterra Semiconductor Corp. *                         105,000           1,531
Witness Systems, Inc. *                                 55,200             879
Xyratex, Ltd. *                                        108,000           2,510
Zenith National Insurance Corp.                         42,500           1,699
                                                                   -----------

TOTAL COMMON STOCKS                                                    133,871
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (9.1%)
Fifth Third Institutional Money
   Market Fund                                      13,324,078          13,324
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                         13,324
                                                                   -----------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (36.5%)
Pool of various securities for Fifth Third
   Funds                                           $    53,720          53,720
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING                                               53,720
                                                                   -----------

TOTAL INVESTMENTS (COST $173,171)+ - 136.6%                            200,915

LIABILITIES IN EXCESS OF OTHER ASSETS - (36.6)%                        (53,854)
                                                                   -----------

NET ASSETS - 100.0%                                                $   147,061
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (94.7%)
Advance Auto Parts, Inc.                               123,050     $     3,725
Affiliated Managers Group, Inc. * (g)                   45,000           4,120
Allegheny Technologies, Inc.                           109,100           6,970
Alliance Data Systems Corp. * (g)                      161,100           8,269
Amdocs Ltd. *                                          167,100           6,062
American Medical Systems Holdings,                     358,200           6,537
   Inc. * (g)
Autodesk, Inc. *                                       134,100           4,574
C.H. Robinson Worldwide, Inc. (g)                      112,100           5,132
CACI International, Inc., Class A *                     77,000           4,339
CapitalSource, Inc. (g)                                255,000           6,015
Caremark Rx, Inc.                                      102,400           5,407
Carters, Inc. * (g)                                    233,000           5,082
Coach, Inc. *                                          187,000           5,369
Cognizant Technology Solutions Corp. *                 112,100           7,341
Community Health Systems, Inc. *                       111,600           4,047
Complete Production Services, Inc. * (g)               126,704           2,610
Comverse Technology, Inc. *                            160,292           3,106
Corporate Executive Board Co.                           82,000           7,708
Covance, Inc. * (g)                                     95,200           6,070
Coventry Health Care, Inc. *                            88,500           4,664
Cytyc Corp. *                                          296,900           7,305
D. R. Horton, Inc. (g)                                 112,100           2,402
DaVita, Inc. * (g)                                     109,000           5,452
E*TRADE Financial Corp. *                              237,800           5,543
Express Scripts, Inc. *                                 47,300           3,644
Fisher Scientific International, Inc. * (g)             51,800           3,839
FormFactor, Inc. * (g)                                 102,300           4,386
Gardner Denver, Inc. *                                 145,000           5,024
GEN-Probe, Inc. * (g)                                   86,000           4,468
GlobalSantaFe Corp. (g)                                142,100           7,807
Herbalife Ltd. *                                       210,600           7,522
IDEX Corp.                                             115,100           5,001
Intersil Corp., Class A                                206,000           4,843
ITT Industries, Inc. (g)                                72,000           3,640
Joy Global, Inc.                                       144,350           5,416
Laureate Education, Inc. * (g)                         128,018           5,844
Manpower, Inc.                                          98,100           5,835
Marriott International, Inc., Class A (g)              186,300           6,554
Martin Marietta Materials, Inc. (g)                     57,000           4,589
Microchip Technology, Inc.                             195,737           6,314
MICROS Systems, Inc. * (g)                             148,600           5,944
Nabors Industries Ltd. * (g)                           188,200           6,647
National-Oilwell Varco, Inc. *                         119,100           7,984
NII Holdings, Inc. * (g)                               158,000           8,340
Polo Ralph Lauren Corp.                                101,100           5,766
Precision Castparts Corp.                              114,100           6,806
ProAssurance Corp. *                                   100,700           5,006
Respironics, Inc. *                                    163,100           5,803
Scientific Games Corp., Class A * (g)                  177,100           6,016
Seagate Technology (g)                                 163,000           3,782
Starwood Hotels & Resorts
   Worldwide, Inc.                                     129,300           6,798

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Station Casinos, Inc. (g)                               81,000     $     4,444
Stericycle, Inc. * (g)                                  64,000           4,300
T. Rowe Price Group, Inc. (g)                          204,200           8,435
Thermo Electron Corp. * (g)                            156,100           5,777
Time Warner Telecom, Inc., Class A * (g)               335,000           5,611
Tractor Supply Co. * (g)                                68,500           3,133
Ultra Petroleum Corp. *                                 74,100           4,339
Urban Outfitters, Inc. *                               157,700           2,301
VCA Antech, Inc. *                                     125,200           4,378
WESCO International, Inc. * (g)                        149,100           8,685
Williams-Sonoma, Inc.                                  109,100           3,469
XTO Energy, Inc.                                       115,100           5,409
                                                                   -----------

TOTAL COMMON STOCKS                                                    341,748
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (8.4%)
Fifth Third Institutional Money Market
   Fund                                             30,458,427          30,458
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                         30,458
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (29.1%)
Pool of various securities for Fifth
   Third Funds                                     $   105,117         105,117
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   105,117
                                                                   -----------

TOTAL INVESTMENTS (COST $414,812)+ - 132.2%                            477,323

LIABILITIES IN EXCESS OF OTHER ASSETS - (32.2)%                       (116,311)
                                                                   -----------

NET ASSETS - 100.0%                                                $   361,012
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                             QUALITY GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (99.4%)
Accenture Ltd., Class A (g)                            420,000     $    12,289
ACE Ltd.                                               299,000          15,407
Alberto-Culver Co.                                     158,000           7,701
Altera Corp. * (g)                                     384,000           6,647
AT&T, Inc.                                             250,000           7,498
Autodesk, Inc. *                                       287,000           9,790
Bank of America Corp.                                  435,000          22,416
Best Buy Co., Inc. (g)                                 521,000          23,622
BJ Services Co. (g)                                    493,000          17,881
Cadence Design Systems, Inc. *                         429,000           6,946
Caremark Rx, Inc.                                      472,000          24,922
Cephalon, Inc. *                                       116,000           7,626
Cerner Corp. * (g)                                     187,000           7,570
Cintas Corp.                                            95,000           3,354
Cisco Systems, Inc. *                                1,455,000          25,972
Coach, Inc. *                                          503,000          14,441
Corning, Inc. *                                        599,000          11,423
CVS Corp.                                            1,034,000          33,832
Dover Corp.                                            165,000           7,778
First Data Corp.                                       442,000          18,055
Foster Wheeler Ltd.. * (g)                             288,000          10,984
Freescale Semiconductor, Inc., Class A *               447,000          12,798
General Electric Corp.                                 173,000           5,655
Genzyme Corp. *                                        284,000          19,392
Gilead Sciences, Inc. * (g)                            526,000          32,338
Halliburton Co. (g)                                    328,000          10,942
Henry Schein, Inc. * (g)                               339,000          16,072
Hewlett-Packard Co.                                    237,000           7,562
Illinois Tool Works, Inc.                              252,000          11,525
J.P. Morgan Chase & Co.                                337,000          15,373
Kellogg Co.                                            158,000           7,611
Laboratory Corp. of America Holdings *                 118,000           7,601
Lowe's Cos., Inc.                                      265,000           7,513
Manpower, Inc.                                          93,000           5,532
Marriott International, Inc., Class A (g)              544,000          19,137
Microsoft Corp.                                        621,000          14,923
Morgan Stanley                                         151,000          10,042
MSC Industrial Direct Co., Inc.,
   Class A (g)                                         175,000           7,215
News Corp.                                             378,000           7,605
Nordstrom, Inc. (g)                                    426,000          14,612
Northern Trust Corp. (g)                               193,000          11,020
Peabody Energy Corp.                                   153,000           7,635
PepsiCo, Inc.                                          201,000          12,739
Pharmaceutical Product Development,
   Inc.                                                777,000          29,899
Praxair, Inc.                                          139,000           7,623
Procter & Gamble Co.                                   283,000          15,905
QUALCOMM, Inc.                                         459,000          16,184
Red Hat, Inc. * (g)                                    363,000           8,596
Republic Services, Inc.                                189,000           7,590
Rockwell Automation, Inc. (g)                          233,000          14,441
Station Casinos, Inc. (g)                              139,000           7,626

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Texas Instruments, Inc.                                596,000     $    17,749
Textron, Inc.                                           87,000           7,822
The Walt Disney Co.                                    262,000           7,779
Union Pacific Corp.                                    130,000          11,050
Varian Medical Systems, Inc. * (g)                     206,000           9,336
Vertex Pharmaceuticals, Inc. * (g)                     108,000           3,620
Western Digital Corp. *                                383,000           6,718
Wyeth                                                  155,000           7,513
Yahoo, Inc. * (g)                                      200,000           5,428
                                                                   -----------

TOTAL COMMON STOCKS                                                    745,875
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (3.4%)
Fifth Third Institutional Money Market
   Fund                                             25,700,049          25,700
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                         25,700
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (20.4%)
Pool of various securities for Fifth
   Third Funds                                     $   152,650         152,650
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   152,650
                                                                   -----------

TOTAL INVESTMENTS (COST $872,678)+ - 123.2%                            924,225

LIABILITIES IN EXCESS OF OTHER ASSETS - (23.2)%                       (174,325)
                                                                   -----------

NET ASSETS - 100.0%                                                $   749,900
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (97.4%)
3M Co.                                                  12,775     $       899
Advanced Micro Devices, Inc. *                             633              12
AES Corp. *                                             85,464           1,697
Air Products and Chemicals, Inc.                        24,897           1,592
Alcoa, Inc.                                             13,440             403
Altria Group, Inc.                                      15,092           1,207
AMBAC Financial Group, Inc.                              7,775             646
American International Group, Inc.                      35,151           2,132
AmeriCredit Corp. * (g)                                 24,009             590
Amgen, Inc. *                                            3,396             237
Aon Corp.                                               10,766             369
Applied Biosystems Group                                44,630           1,435
Aramark Corp., Class B                                  14,727             473
Assurant, Inc.                                           1,537              74
AT&T, Inc.                                              21,344             640
Autoliv, Inc.                                           18,368           1,032
Bank of America Corp.                                   50,089           2,581
Bank of New York Co., Inc.                              44,683           1,502
Bear Stearns Cos., Inc.                                  6,111             867
Biogen Idec, Inc. *                                     26,584           1,120
Biovail Corp. International                             30,221             671
BMC Software, Inc. * (g)                                41,240             966
Campbell Soup Co. (g)                                    2,813             103
Cardinal Health, Inc.                                   14,285             957
Carolina Group                                          11,817             678
CBS Corp., Class B                                      65,081           1,785
CenturyTel, Inc.                                         2,669             103
Chevron Corp.                                           62,514           4,112
Circuit City Stores, Inc.                               27,627             677
Cisco Systems, Inc. *                                  195,466           3,489
CIT Group, Inc.                                         23,936           1,099
Citigroup, Inc.                                        101,033           4,881
Coca-Cola Enterprises, Inc.                             74,631           1,601
Colgate-Palmolive Co.                                    9,543             566
ConocoPhillips                                          11,045             758
Coventry Health Care, Inc. *                             1,749              92
Danaher Corp.                                           13,047             851
Darden Restaurants, Inc.                                21,372             722
Deere & Co.                                              3,798             276
DENTSPLY International, Inc.                            43,138           1,350
Deutsche Bank AG                                         9,381           1,084
Dollar Tree Stores, Inc. *                              55,638           1,480
E. I. du Pont de Nemours & Co.                          48,409           1,920
Eastman Kodak Co. (g)                                   10,935             243
Emerson Electric Corp.                                  22,019           1,738
Encana Corp.                                             4,498             243
Exxon Mobil Corp.                                      123,593           8,373
Family Dollar Stores, Inc. (g)                          53,487           1,215
FedEx Corp.                                             13,472           1,411
First American Financial Corp.                           8,498             315
First Data Corp.                                        29,041           1,186
FirstEnergy Corp.                                       23,579           1,320
Freescale Semiconductor, Inc. *                         28,892             824
Gap, Inc.                                                8,313             144

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
General Dynamics Corp.                                  32,360     $     2,169
General Electric Corp. (a)                             194,492           6,359
General Mills, Inc.                                     32,906           1,707
Goldman Sachs Group, Inc.                               14,335           2,190
Halliburton Co.                                         12,136             405
Hewlett-Packard Co.                                    101,199           3,229
Home Depot, Inc.                                        42,880           1,488
IAC/InterActiveCorp. * (g)                              56,130           1,331
IBM Corp.                                               47,083           3,645
Illinois Tool Works, Inc.                               33,213           1,519
International Paper Co.                                 17,127             588
Intuit, Inc. * (g)                                      67,558           2,086
J.C. Penney Co., Inc. (g)                               25,707           1,619
J.P. Morgan Chase & Co.                                 80,828           3,687
Johnson & Johnson                                       23,252           1,455
Jones Apparel Group, Inc.                               39,292           1,163
King Pharmaceuticals, Inc. * (g)                        87,920           1,496
Kohl's Corp. *                                           9,142             518
Kraft Foods, Inc., Class A (g)                          46,993           1,523
Kroger Co. (g)                                          54,378           1,247
Laboratory Corp. of America                             24,900           1,605
   Holdings * (g)
Lehman Brothers Holdings, Inc.                          24,652           1,601
Lexmark International, Inc. * (g)                       33,898           1,832
Limited Brands, Inc. (g)                                37,321             939
Loews Corp.                                             36,600           1,356
Manulife Financial Corp.                                32,744           1,037
Marathon Oil Corp.                                      26,228           2,377
Masco Corp. (g)                                         52,846           1,413
McDonald's Corp.                                        39,863           1,411
McGraw-Hill Cos., Inc. (g)                              26,367           1,484
McKesson, Inc.                                           4,980             251
MeadWestvaco Corp.                                      37,111             969
Merck & Co., Inc.                                       73,118           2,945
Merrill Lynch & Co., Inc.                                1,363              99
Micron Technology, Inc. * (g)                          118,600           1,849
Microsoft Corp.  (a)                                   215,845           5,186
Morgan Stanley                                          34,338           2,283
Motorola, Inc.                                         121,542           2,766
News Corp., Class A                                    111,760           2,150
Norfolk Southern Corp.                                  12,099             525
Northrop Grumman Corp.                                  33,164           2,195
Nucor Corp.                                             14,048             747
Office Depot, Inc. *                                    44,477           1,603
Old Republic International Corp.                        50,533           1,075
Pepco Holdings, Inc.                                    52,177           1,278
Pepsi Bottling Group, Inc.                              44,178           1,469
PepsiCo, Inc.                                            3,218             204
Pfizer, Inc.                                            61,735           1,604
PG&E Corp.                                              50,100           2,089
PPG Industries, Inc.                                    14,145             870
Procter & Gamble Co.                                    26,767           1,504
Quest Diagnostics, Inc.                                  5,228             314
Raytheon Co.                                            47,474           2,140

                                    CONTINUED

LARGE CAP CORE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Reynolds American, Inc. (g)                              5,164     $       655
Schlumberger, Ltd.                                      23,457           1,568
Seagate Technology                                      22,074             512
Sears Holdings Corp. *                                  10,699           1,468
Southwest Airlines Co.                                   2,139              38
Sunoco, Inc.                                             2,120             147
Tesoro Corp.                                            11,224             840
Texas Instruments, Inc.                                 82,107           2,445
The PMI Group, Inc.                                     19,589             832
The Walt Disney Co.                                     84,383           2,506
Tyco International Ltd.                                 47,889           1,249
U.S. Bancorp.                                           51,805           1,658
UBS AG                                                  19,030           1,035
United Parcel Service, Inc.                             11,390             785
United Technologies Corp.                                  983              61
Valero Energy                                            9,078             612
Verizon Communications, Inc.                            79,852           2,701
Wachovia Corp. (g)                                      37,156           1,993
Wal-Mart Stores, Inc.                                    7,338             327
Waste Management, Inc.                                  22,859             786
Wells Fargo & Co.                                       42,313           3,061
Wyeth                                                    9,470             459
Xerox Corp. *                                           32,071             452
                                                                   -----------

TOTAL COMMON STOCKS                                                    183,525
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (2.6%)
Fifth Third Institutional Money
   Market Fund                                       4,973,611           4,974
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          4,974
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (10.1%)
Pool of various securities for Fifth
   Third Funds                                     $    19,054          19,054
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    19,054
                                                                   -----------

TOTAL INVESTMENTS (COST $190,665)+ - 110.1%                            207,553

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%                        (19,052)
                                                                   -----------

NET ASSETS - 100.0%                                                $   188,501
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                               EQUITY INDEX FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (96.3%)
3M Co.                                                  25,785     $     1,815
Abbott Laboratories                                     52,198           2,493
ACE Ltd.                                                11,122             573
ADC Telecommunications, Inc. *                           4,010              49
Adobe Systems, Inc. *                                   20,477             584
Advanced Micro Devices, Inc. * (g)                      16,557             321
AES Corp. *                                             22,515             447
Aetna, Inc.                                             19,392             611
Affiliated Computer Services Inc., Class A *             4,055             207
AFLAC, Inc.                                             17,053             753
Agilent Technologies, Inc. *                            14,563             415
Air Products and Chemicals, Inc.                         7,667             490
Alberto-Culver Co.                                       2,601             127
Alcoa, Inc.                                             29,758             890
Allegheny Energy, Inc. * (g)                             5,586             229
Allegheny Technologies, Inc.                             2,985             191
Allergan, Inc.                                           5,221             563
Allied Waste Industries, Inc. *                          8,272              84
Allstate Corp.                                          21,730           1,235
Alltel Corp.                                            13,308             734
Altera Corp. *                                          12,288             213
Altria Group, Inc.                                      71,416           5,710
Amazon.com, Inc. * (g)                                  10,576             284
AMBAC Financial Group, Inc.                              3,616             301
Ameren Corp. (g)                                         7,023             362
American Electric Power Co.                             13,472             487
American Express Co.                                    42,198           2,197
American International Group, Inc.                      88,836           5,389
American Power Conversion Corp. (g)                      5,802              98
American Standard Companies, Inc.                        6,051             234
Ameriprise Financial, Inc.                               8,358             373
AmerisourceBergen Corp.                                  7,179             309
Amgen, Inc. *                                           40,330           2,813
AmSouth Bancorp.                                        11,836             339
Anadarko Petroleum Corp.                                15,682             717
Analog Devices, Inc.                                    12,352             399
Andrew Corp. *                                           5,459              46
Anheuser-Busch Co., Inc.                                26,430           1,273
Aon Corp.                                               10,898             373
Apache Corp.                                            11,298             796
Apartment Investment & Management Co.                    3,324             160
Apollo Group, Inc., Class A *                            4,786             226
Apple Computer, Inc. *                                  29,088           1,977
Applied Biosystems Group                                 6,329             203
Applied Materials, Inc. (g)                             53,483             842
Archer-Daniels-Midland Co.                              22,382             984
Ashland, Inc.                                            2,430             162
AT&T, Inc. (g)                                         132,971           3,988
Autodesk, Inc. *                                         7,924             270
Automatic Data Processing, Inc.                         19,712             863
AutoNation, Inc. *                                       5,072             100
AutoZone, Inc. *                                         1,829             161
Avaya, Inc. * (g)                                       14,057             130
Avery Dennison Corp.                                     3,754             220

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Avon Products, Inc.                                     15,400     $       446
Baker Hughes, Inc.                                      11,654             932
Ball Corp.                                               3,581             137
Bank of America Corp.                                  156,075           8,042
Bank of New York Co., Inc.                              26,395             887
Barr Pharmaceuticals, Inc. *                             3,631             181
Bausch & Lomb, Inc.                                      1,839              87
Baxter International, Inc.                              22,395             941
BB&T Corp.                                              18,811             790
Bear Stearns Cos., Inc.                                  4,125             585
Becton, Dickinson & Co.                                  8,458             558
Bed Bath & Beyond, Inc. * (g)                            9,653             323
BellSouth Corp.                                         61,863           2,423
Bemis Co.                                                3,585             110
Best Buy Co., Inc.                                      13,769             624
Big Lots, Inc. * (g)                                     3,899              63
Biogen Idec, Inc. *                                     11,760             495
Biomet, Inc.                                             8,416             277
BJ Services Co.                                         10,996             399
BMC Software, Inc. *                                     7,279             170
Boeing Co.                                              27,346           2,117
Boston Properties, Inc. (g)                              3,123             307
Boston Scientific Corp. *                               41,555             707
Bristol-Myers Squibb Co. (g)                            67,250           1,612
Broadcom Corp., Class A *                               15,666             376
Brown-Forman Corp.                                       2,844             209
Brunswick Corp. (g)                                      3,235              96
Burlington Northern Santa Fe Corp.                      12,472             859
C.R. Bard, Inc.                                          3,542             251
CA, Inc.                                                15,605             327
Campbell Soup Co.                                        6,338             232
Capital One Financial Corp.                             10,364             802
Cardinal Health, Inc.                                   14,285             957
Caremark Rx, Inc.                                       15,131             799
Carnival Corp.                                          14,855             578
Caterpillar, Inc.                                       22,902           1,623
CBS Corp., Class B                                      26,420             725
Centerpoint Energy, Inc. (g)                            10,649             146
Centex Corp.                                             4,151             196
CenturyTel, Inc.                                         3,973             153
Charles Schwab Corp.                                    35,288             560
Chesapeake Energy Corp. (g)                             14,101             464
Chevron Corp.                                           75,807           4,987
Chubb Corp.                                             14,190             715
Ciena Corp. * (g)                                       20,099              73
CIGNA Corp.                                              4,096             374
Cincinnati Financial Corp.                               5,926             279
Cintas Corp.                                             4,716             166
Circuit City Stores, Inc.                                5,150             126
Cisco Systems, Inc. *                                  208,783           3,727
CIT Group, Inc.                                          6,818             313
Citigroup, Inc.                                        170,020           8,214
Citizens Communications Co.                             11,114             143
Citrix Systems, Inc. *                                   6,230             198

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Clear Channel Communications, Inc.                      17,212     $       498
Clorox Co.                                               5,160             309
CMS Energy Corp. * (g)                                   7,563             106
Coach, Inc. *                                           13,166             378
Coca-Cola Co.                                           70,095           3,119
Coca-Cola Enterprises, Inc.                             10,380             223
Colgate-Palmolive Co.                                   17,602           1,044
Comcast Corp., Class A * (g)                            72,261           2,485
Comerica, Inc.                                           5,555             325
Commerce Bancorp, Inc. (g)                               6,299             214
Compass Bancshares, Inc.                                 4,416             260
Computer Sciences Corp. *                                6,423             337
Compuware Corp. *                                       12,906              90
Comverse Technology, Inc. *                              6,909             134
ConAgra, Inc.                                           17,763             382
ConocoPhillips                                          56,453           3,875
Consol Energy, Inc.                                      6,265             258
Consolidated Edison, Inc. (g)                            8,406             394
Constellation Brands, Inc., Class A * (g)                6,802             166
Constellation Energy Group, Inc.                         6,120             354
Convergys Corp. *                                        4,792              91
Cooper Industries Ltd., Class A (g)                      3,160             272
Corning, Inc. *                                         53,270           1,016
Costco Wholesale Corp.                                  16,117             850
Countrywide Credit Industries, Inc.                     20,781             745
Coventry Health Care, Inc. *                             5,489             289
CSX Corp.                                                7,578             460
Cummins Engine, Inc. (g)                                 1,588             186
CVS Corp.                                               27,990             916
D. R. Horton, Inc. (g)                                   9,303             199
Danaher Corp.                                            8,069             526
Darden Restaurants, Inc.                                 4,410             149
Dean Foods Co. *                                         4,652             175
Deere & Co.                                              8,023             582
Dell, Inc. *                                            77,691           1,684
Devon Energy Corp.                                      15,048             973
Dillards Department Stores, Inc.                         2,114              63
Dollar General Corp. (g)                                10,662             143
Dominion Resources, Inc.                                11,886             933
Dover Corp.                                              6,973             329
Dow Chemical Co.                                        32,891           1,137
Dow Jones & Co.                                          2,021              71
DTE Energy Co. (g)                                       6,080             257
Duke Energy Corp.                                       42,237           1,281
Dynegy, Inc. *                                          12,623              71
E*TRADE Financial Corp. *                               14,584             340
E. I. du Pont de Nemours & Co.                          31,508           1,250
Eastman Chemical Co.                                     2,796             139
Eastman Kodak Co. (g)                                    9,824             219
Eaton Corp.                                              5,137             329
eBay, Inc. *                                            39,546             952
Ecolab, Inc.                                             6,228             268
Edison International                                    11,143             461
El Paso Energy Corp.                                    23,794             381

                                    CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Electronic Arts, Inc. *                                 10,471     $       493
Electronic Data Systems Corp.                           17,731             424
Eli Lilly & Co.                                         38,651           2,194
Embarq Corp. * (g)                                       5,098             231
EMC Corp. *                                             80,871             821
Emerson Electric Corp.                                  14,038           1,108
Entergy Corp.                                            7,112             548
EOG Resources, Inc.                                      8,296             615
Equifax, Inc.                                            4,397             142
Equity Office Properties Trust (g)                      12,522             474
Estee Lauder Companies Inc., Class A                     4,064             152
Exelon Corp.                                            22,863           1,324
Express Scripts, Inc. *                                  5,028             387
Exxon Mobil Corp.                                      206,926          14,017
Family Dollar Stores, Inc.                               5,312             121
Fannie Mae                                              33,103           1,586
Federated Department Stores, Inc.                       18,920             664
Federated Investors, Inc.                                2,887              90
FedEx Corp.                                             10,435           1,093
Fifth Third Bancorp. (b)                                19,033             726
First Data Corp.                                        26,183           1,070
First Horizon National Corp. (g)                         4,215             177
FirstEnergy Corp.                                       11,281             632
Fiserv, Inc. *                                           6,009             262
Fisher Scientific International, Inc. * (g)              4,246             315
Fluor Corp.                                              2,994             263
Ford Motor Co.                                          64,159             428
Forest Laboratories, Inc. *                             11,146             516
Fortune Brands, Inc.                                     5,015             364
FPL Group, Inc.                                         13,826             596
Franklin Resources, Inc.                                 5,246             480
Freddie Mac                                             23,633           1,367
Freeport-McMoRan Copper & Gold,                          6,446             352
   Inc., Class B
Freescale Semiconductor, Inc. *                         13,877             396
Gannett Co., Inc.                                        8,133             424
Gap, Inc.                                               18,811             326
General Dynamics Corp. (g)                              13,806             925
General Electric Corp. (a)                             355,633          11,626
General Mills, Inc.                                     12,173             632
General Motors Corp. (g)                                19,343             624
Genuine Parts Co.                                        5,906             246
Genworth Financial, Inc., Class A                       12,477             428
Genzyme Corp. *                                          8,904             608
Gilead Sciences, Inc. *                                 15,562             957
Golden West Financial Corp.                              8,760             645
Goldman Sachs Group, Inc.                               14,776           2,257
Goodrich Corp.                                           4,238             171
Goodyear Tire & Rubber Co. * (g)                         6,061              67
Google, Inc., Class A *                                  7,049           2,725
H & R Block, Inc.                                       11,232             256
H.J. Heinz Co.                                          11,458             481
Halliburton Co.                                         35,308           1,178
Harley-Davidson, Inc.                                    9,188             524

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Harman International Industries, Inc.                    2,288     $       183
Harrah's Entertainment, Inc.                             6,319             380
Hartford Financial Services Group, Inc.                 10,366             879
Hasbro, Inc.                                             5,888             110
HCA, Inc.                                               13,956             686
Health Management Associates, Inc.,                      8,234             168
   Class A (g)
Hercules, Inc. * (g)                                     3,886              54
Hess Corp.                                               8,247             436
Hewlett-Packard Co.                                     95,405           3,044
Hilton Hotels Corp. (g)                                 11,313             271
Home Depot, Inc.                                        70,692           2,455
Honeywell International, Inc.                           28,316           1,096
Hospira, Inc. *                                          5,343             233
Humana, Inc. *                                           5,631             315
Huntington Bancshares                                    8,389             204
IBM Corp.                                               53,025           4,104
Illinois Tool Works, Inc.                               14,164             648
IMS Health, Inc.                                         6,830             187
Ingersoll-Rand Co., Class A                             11,253             403
Intel Corp.                                            198,946           3,581
International Flavors & Fragrances, Inc.                 2,703             100
International Game Technology                           11,597             448
International Paper Co.                                 16,859             578
Interpublic Group Cos., Inc. * (g)                      14,920             122
Intuit, Inc. * (g)                                      11,686             361
ITT Industries, Inc.                                     6,326             320
J.C. Penney Co., Inc. (g)                                8,032             506
J.P. Morgan Chase & Co.                                118,833           5,421
Jabil Circuit, Inc. (g)                                  6,090             141
Janus Capital Group, Inc. (g)                            7,238             117
JDS Uniphase Corp. * (g)                                57,624             123
Johnson & Johnson                                      101,269           6,333
Johnson Controls, Inc.                                   6,668             512
Jones Apparel Group, Inc.                                3,850             114
Juniper Networks, Inc. * (g)                            19,349             260
KB Home (g)                                              2,578             110
Kellogg Co.                                              8,340             402
Kerr-McGee Corp.                                         7,764             545
KeyCorp                                                 13,824             510
KeySpan Corp.                                            5,984             241
Kimberly-Clark Corp.                                    15,724             960
Kinder Morgan, Inc.                                      3,565             364
King Pharmaceuticals, Inc. * (g)                         8,284             141
KLA-Tencor Corp. (g)                                     6,809             287
Kohls Corp. * (g)                                       11,643             659
Kroger Co. (g)                                          24,743             567
L-3 Communications Holdings, Inc.                        4,171             307
Laboratory Corp. of America Holdings * (g)               4,265             275
Legg Mason, Inc.                                         4,516             377
Leggett & Platt, Inc. (g)                                6,235             142
Lehman Brothers Holdings, Inc.                          18,312           1,189
Lennar Corp., Class A                                    4,769             213
Lexmark International, Inc. *                            3,602             195

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Limited Brands, Inc. (g)                                11,733     $       295
Lincoln National Corp.                                   9,820             557
Linear Technology Corp.                                 10,384             336
Liz Claiborne, Inc.                                      3,574             126
Lockheed Martin Corp.                                   12,112             965
Loews Corp.                                             13,886             515
Louisiana-Pacific Corp.                                  3,632              73
Lowes Cos., Inc.                                        53,066           1,504
LSI Logic Corp. *                                       13,568             111
Lucent Technologies, Inc. * (g)                        153,217             326
M&T Bank Corp. (g)                                       2,699             329
Manor Care, Inc. (g)                                     2,702             135
Marathon Oil Corp.                                      12,396           1,124
Marriott International, Inc., Class A (g)               11,183             393
Marsh & McLennan Cos., Inc.                             18,791             508
Marshall & Ilsley Corp.                                  7,705             362
Masco Corp. (g)                                         13,585             363
Mattel, Inc.                                            13,320             240
Maxim Integrated Products, Inc.                         10,968             322
MBIA, Inc. (g)                                           4,608             271
McCormick & Co.                                          4,531             159
McDonalds Corp.                                         42,617           1,508
McGraw-Hill Cos., Inc.                                  12,237             689
McKesson, Inc.                                          10,401             524
MeadWestvaco Corp.                                       6,195             162
Medco Health Solutions, Inc. *                          10,317             612
MedImmune, Inc. * (g)                                    8,508             216
Medtronic, Inc.                                         41,281           2,086
Mellon Financial Corp.                                  14,144             495
Merck & Co., Inc.                                       74,643           3,006
Meredith Corp.                                           1,446              68
Merrill Lynch & Co., Inc.                               31,602           2,301
MetLife, Inc.                                           25,946           1,349
MGIC Investment Corp.                                    2,990             170
Micron Technology, Inc. * (g)                           24,800             387
Microsoft Corp.                                        300,045           7,211
Millipore Corp. *                                        1,818             114
Molex, Inc.                                              4,855             154
Molson Coors Brewing Co., Class B                        1,970             141
Monsanto Co.                                            18,508             796
Monster Worldwide, Inc. *                                4,390             176
Moodys Corp.                                             8,354             458
Morgan Stanley                                          36,632           2,436
Motorola, Inc.                                          84,474           1,923
Murphy Oil Corp.                                         5,681             292
Mylan Laboratories, Inc. (g)                             7,190             158
Nabors Industries Ltd. * (g)                            10,616             375
National City Corp.                                     18,553             668
National Semiconductor Corp.                            11,547             269
National-Oilwell Varco, Inc. *                           5,984             401
Navistar International Corp. *                           2,110              47
NCR Corp. * (g)                                          6,225             200
Network Appliance, Inc. *                               12,797             380
New York Times Co., Class A (g)                          4,954             110

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Newell Rubbermaid, Inc. (g)                              9,467     $       250
Newmont Mining Corp.                                    15,353             787
News Corp., Class A                                     80,903           1,557
NICOR, Inc. (g)                                          1,518              67
Nike, Inc., Class B (g)                                  6,457             510
NiSource, Inc.                                           9,325             212
Noble Corp.                                              4,712             338
Nordstrom, Inc.                                          7,365             253
Norfolk Southern Corp.                                  14,183             616
North Fork Bancorp., Inc.                               15,910             451
Northern Trust Corp. (g)                                 6,339             362
Northrop Grumman Corp.                                  11,757             778
Novell, Inc. *                                          11,594              75
Novellus Systems, Inc. * (g)                             4,352             110
Nucor Corp.                                             10,657             567
NVIDIA Corp. * (g)                                      12,056             267
Occidental Petroleum Corp.                              14,647           1,578
Office Depot, Inc. *                                     9,840             355
Officemax, Inc.                                          2,433             100
Omnicom Group, Inc.                                      5,835             517
Oracle Corp. *                                         133,188           1,994
PACCAR, Inc.                                             5,702             460
Pactiv Corp. *                                           4,827             118
Pall Corp.                                               4,269             111
Parametric Technology Corp. *                            3,823              59
Parker Hannifin Corp.                                    4,115             297
Patterson Cos, Inc. * (g)                                4,742             158
Paychex, Inc.                                           11,430             391
Peoples Energy Corp.                                     1,314              55
Pepsi Bottling Group, Inc.                               4,586             152
PepsiCo, Inc.                                           56,516           3,582
PerkinElmer, Inc.                                        4,331              78
Pfizer, Inc.                                           250,603           6,514
PG&E Corp.                                              11,873             495
Phelps Dodge Corp.                                       6,971             609
Pinnacle West Capital Corp.                              3,393             146
Pitney Bowes, Inc.                                       7,592             314
Plum Creek Timber Co., Inc. (g)                          6,305             215
PMC-Sierra, Inc. *                                       7,062              36
PNC Financial Services Group                            10,123             717
PPG Industries, Inc.                                     5,665             349
PPL Corp. (g)                                           13,013             443
Praxair, Inc.                                           11,051             606
Principal Financial Group                                9,473             512
Procter & Gamble Co.                                   112,229           6,307
Progress Energy, Inc.                                    8,652             377
Progressive Corp.                                       26,762             647
Prudential Financial, Inc. (g)                          16,827           1,323
Public Service Enterprise Group, Inc.                    8,600             580
Public Storage, Inc. (g)                                 2,830             227
Pulte Homes, Inc. (g)                                    7,284             208
QLogic Corp. *                                           5,514              96
QUALCOMM, Inc.                                          57,326           2,021
Quest Diagnostics, Inc.                                  5,558             334

                                    CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Qwest Communications International,                     53,537     $       428
   Inc. * (g)
R.R. Donnelley & Sons Co.                                7,391             216
RadioShack Corp. (g)                                     4,628              75
Raytheon Co.                                            15,260             688
Realogy Corp. - When Issued                              8,552             216
Regions Financial Corp.                                 15,600             566
Reynolds American, Inc.                                  2,931             372
Robert Half International, Inc.                          5,875             190
Rockwell Automation, Inc.                                6,071             376
Rockwell Collins, Inc.                                   5,851             312
Rohm & Haas Co.                                          4,970             229
Rowan Cos., Inc.                                         3,770             128
Ryder Systems, Inc.                                      2,086             105
Sabre Group Holdings Corp., Class A                      4,540              94
SAFECO Corp.                                             4,077             219
Safeway, Inc.                                           15,394             432
SanDisk Corp. * (g)                                      6,680             312
Sanmina-SCI Corp. *                                     18,223              63
Sara Lee Corp.                                          25,997             439
Schering-Plough Corp.                                   50,653           1,035
Schlumberger, Ltd.                                      40,353           2,697
Sealed Air Corp.                                         2,790             132
Sears Holdings Corp. * (g)                               3,317             455
Sempra Energy                                            8,861             428
Sherwin-Williams Co.                                     3,810             193
Sigma-Aldrich Corp. (g)                                  2,290             159
SLM Corp.                                               14,052             707
Snap-On, Inc.                                            1,987              83
Solectron Corp. *                                       31,274              94
Southern Co. (g)                                        25,379             857
Southwest Airlines Co.                                  24,155             435
Sovereign Bancorp, Inc.                                 13,497             279
Sprint Nextel Corp. (g)                                101,885           2,017
St. Jude Medical, Inc. *                                12,345             456
St. Paul Cos.                                           23,812           1,091
Stanley Works (g)                                        2,418             110
Staples, Inc. (g)                                       24,902             538
Starbucks Corp. *                                       26,249             899
Starwood Hotels & Resorts Worldwide,                     7,430             391
   Inc.
State Street Corp.                                      11,367             683
Stryker Corp.                                           10,001             455
Sun Microsystems, Inc. *                               119,625             520
Sunoco, Inc.                                             4,536             315
SunTrust Banks, Inc.                                    12,436             981
SUPERVALU, Inc.                                          6,995             190
Symantec Corp. *                                        35,402             615
Symbol Technologies, Inc.                                8,679              96
Synovus Financial Corp.                                 11,038             312
Sysco Corp.                                             21,154             584
T. Rowe Price Group, Inc.                                9,082             375
Target Corp.                                            29,529           1,356
Teco Energy, Inc.                                        7,140             114

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Tektronix, Inc.                                          2,861     $        78
Tellabs, Inc. *                                         15,325             144
Temple-Inland, Inc.                                      3,779             161
Tenet Healthcare Corp. * (g)                            16,097              95
Teradyne, Inc. * (g)                                     6,779              89
Texas Instruments, Inc. (g)                             53,286           1,587
Textron, Inc.                                            4,449             400
The Black & Decker Corp.                                 2,599             183
The E.W. Scripps Co., Class A (g)                        2,909             124
The Hershey Company (g)                                  6,074             334
The McClatchy Co., Class A                                   1              --#
The Walt Disney Co.                                     75,065           2,229
Thermo Electron Corp. *                                  5,598             207
Tiffany & Co. (g)                                        4,810             152
Time Warner, Inc.                                      146,452           2,416
TJX Companies, Inc.                                     15,631             381
Torchmark Corp. (g)                                      3,432             208
Transocean, Inc. *                                      11,112             858
Tribune Co.                                              7,486             222
TXU Corp.                                               15,815           1,016
Tyco International Ltd.                                 69,653           1,817
Tyson Foods, Inc., Class A (g)                           8,616             122
U.S. Bancorp.                                           60,873           1,948
Union Pacific Corp.                                      9,198             782
Unisys Corp. *                                          11,731              60
United Parcel Service, Inc.                             37,096           2,556
United States Steel Corp. (g)                            4,272             269
United Technologies Corp.                               34,572           2,151
UnitedHealth Group, Inc.                                46,068           2,204
Univision Communications, Inc. *                         7,628             255
UNUMProvident Corp.                                     10,240             166
UST, Inc. (g)                                            5,520             279
V.F. Corp. (g)                                           3,003             204
Valero Energy                                           21,049           1,419
VeriSign, Inc. *                                         8,384             150
Verizon Communications, Inc.                            99,771           3,374
Viacom Inc., Class B *                                  24,660             859
Vulcan Materials Co.                                     3,441             230
W.W. Grainger, Inc.                                      2,610             162
Wachovia Corp. (g)                                      55,012           2,950
Wal-Mart Stores, Inc.                                   85,514           3,806
Walgreen Co.                                            34,548           1,616
Washington Mutual, Inc.                                 32,858           1,469
Waste Management, Inc.                                  18,644             641
Waters Corp. *                                           3,540             144
Watson Pharmaceuticals, Inc. *                           3,489              78
Weatherford International, Ltd. *                       11,925             559
WellPoint, Inc. *                                       21,801           1,624
Wells Fargo & Co.                                       57,458           4,157
Wendys International, Inc.                               3,988             240
Weyerhaeuser Co.                                         8,421             494
Whirlpool Corp. (g)                                      2,667             207
Whole Foods Market, Inc. (g)                             4,791             276
Williams Cos., Inc. (g)                                 20,355             493

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Windstream Corp.                                        16,216     $       203
Wm. Wrigley Jr. Co.                                      7,593             348
Wyeth                                                   46,033           2,231
Wyndham Worldwide Corp., W/I                             6,842             229
Xcel Energy, Inc. (g)                                   13,868             278
Xerox Corp. *                                           31,406             442
Xilinx, Inc. (g)                                        11,748             238
XL Capital Ltd., Class A                                 6,166             393
XTO Energy, Inc.                                        12,454             585
Yahoo, Inc. * (g)                                       42,882           1,164
YUM! Brands, Inc.                                        9,301             419
Zimmer Holdings, Inc. *                                  8,487             537
Zions Bancorporation                                     3,629             298
                                                                   -----------

TOTAL COMMON STOCKS                                                    392,583
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (i) (0.6%)
Archstone-Smith Trust                                    7,310             384
Equity Residential Properties Trust (g)                  9,961             463
Kimco Realty Corp. (g)                                   7,237             284
ProLogis                                                 8,378             464
Simon Property Group, Inc.                               6,270             536
Vornado Realty Trust (g)                                 4,067             425
                                                                   -----------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                      2,556
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (3.2%)
Fifth Third Institutional Money
   Market Fund                                      12,850,518          12,851
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                         12,851
                                                                   -----------

SHORT-TERM SECURITIES
   HELD AS COLLATERAL FOR
   SECURITIES LENDING (9.5%)
Pool of various securities for
   Fifth Third Funds                               $    38,883          38,883
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    38,883
                                                                   -----------

TOTAL INVESTMENTS (COST $228,416) + - 109.6%                           446,873

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%                         (39,202)
                                                                   -----------

NET ASSETS - 100.0%                                                $   407,671
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                                   BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (61.4%)
Abbott Laboratories                                     18,000     $       859
Alberto-Culver Co.                                      17,500             853
Amgen, Inc. *                                           10,000             697
Anixter International, Inc. (g)                         15,900             877
Archer-Daniels-Midland Co.                              21,000             924
Associated Banc-Corp.                                   24,000             753
Bank of America Corp.                                   18,250             940
Becton, Dickinson & Co.                                 13,500             890
Best Buy Co., Inc.                                      19,000             861
Boeing Co.                                              12,000             929
Borg Warner, Inc.                                       11,200             672
Chevron Corp.                                            9,000             592
Cisco Systems, Inc. *                                   34,250             611
ConocoPhillips                                          15,000           1,029
Covance, Inc. *                                         11,000             702
Deere & Co.                                             11,000             798
DENTSPLY International, Inc.                            32,000           1,002
Ecolab, Inc.                                            16,500             711
Exelon Corp.                                            15,500             897
Fiserv, Inc. *                                          22,500             982
Gardner Denver, Inc. *                                  26,500             918
GlaxoSmithKline PLC ADR                                 15,000             830
Google, Inc., Class A *                                  1,450             561
Halliburton Co.                                         23,000             767
Harley-Davidson, Inc.                                   12,000             684
Hormel Foods Corp.                                      25,000             943
Illinois Tool Works, Inc.                               23,000           1,052
J.P. Morgan Chase & Co.                                 19,000             867
Johnson & Johnson                                       13,500             844
Johnson Controls, Inc.                                   6,000             461
Joy Global, Inc.                                        10,000             375
Kellogg Co. (g)                                         20,000             964
Limited Brands, Inc.                                    30,000             755
Lincoln National Corp.                                  15,600             884
Manpower, Inc.                                          16,000             952
Marshall & Ilsley Corp.                                 21,500           1,010
McDonald's Corp.                                        32,000           1,132
Medtronic, Inc.                                         16,000             808
Merck & Co., Inc.                                       17,000             685
MGIC Investment Corp. (g)                               12,000             683
Noble Corp.                                              7,300             524
Northern Trust Corp. (g)                                20,000           1,141
Oracle Corp. *                                          62,000             928
Oshkosh Truck Corp.                                     12,250             525
Peabody Energy Corp. (g)                                11,700             584
PepsiCo, Inc.                                           16,000           1,014
Procter & Gamble Co.                                    19,000           1,068
Prudential Financial, Inc. (g)                           9,500             747
Quest Diagnostics, Inc.                                 10,500             631
Regal-Beloit Corp.                                      18,000             716
Reynolds American, Inc.                                  5,800             735
Rockwell Automation, Inc.                               15,000             930
Schlumberger, Ltd.                                      10,000             669
Stericycle, Inc. * (g)                                  14,000             941

                                    CONTINUED

                                                                   BALANCED FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Target Corp.                                            17,000     $       781
Tellabs, Inc. *                                         61,000             573
The Walt Disney Co.                                     27,600             819
U.S. Bancorp.                                           29,500             944
Walgreen Co.                                            17,750             830
Weatherford International, Ltd. *                       15,500             726
Wells Fargo & Co.                                       14,250           1,031
Wisconsin Energy Corp. (g)                              23,000             971
                                                                   -----------

TOTAL COMMON STOCKS                                                     50,582
                                                                   -----------

CORPORATE BONDS (30.1%)
American Home Mortgage Investment                  $     1,500           1,420
   Trust, Series 2005-2, Class 5A4D,
   5.33%, 9/25/35 (d)
Bank One Capital III, 8.75%, 9/1/30                        675             844
Bear Stearns Adjustable Rate Mortgage                      637             624
   Trust, Series 2004-10, Class 12A3,
   4.67%, 1/25/35 (d)
Bear Stearns Adjustable Rate Mortgage                      965             942
   Trust, Series 2005-12, Class 13A1,
   5.47%, 2/25/36 (d)
Bear Stearns Alternative-A Trust, Series                   456             458
   2005-9, 5.85%, 11/25/35 (f)
Bear Stearns Commercial Mortgage                           363             369
   Securities, Inc., Series 2000-WF2, Class
   A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                           700             679
   Securities, Inc., Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (d)
Chase Mortgage Finance Corp., 5.00%,                     1,559           1,489
   11/25/33
Chase Mortgage Finance Corp., Series                     1,961           1,937
   2005-A1, Class 2A2, 5.25%, 12/25/35 (d)
Chaseflex Trust, Series 2006-1, Class                      400             400
   A2A, 5.94%, 6/25/36, (d)
Countrywide Alternative Loan Trust,                        268             269
   6.50%, 9/25/34, (d)
Countrywide Alternative Loan Trust,                        423             420
   Series 2005-74T1, Class A1, 6.00%,
   1/25/36
Credit Based Asset Service and                             515             503
   Securitization, Series 2005-CB8, Class
   AF5, 5.65%, 12/25/35 (d)
DaimlerChrysler, 8.50%, 1/18/31                             65              75
Duke Energy Corp., 6.45%, 10/15/32                         225             228
First Union-Lehman Brothers, 7.00%,                        630             664
   4/18/29 (e)
General Electric Capital Corp., 6.75%,                     175             190
   3/15/32
General Motors Acceptance Corp.,                           160             160
   Mortgage Corp. Loan Trust, 5.62%,
   12/25/20 (d)

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
General Motors Acceptance Corp.,                   $       385     $       377
   Mortgage Corp. Loan Trust, 4.34%,
   11/1/34
General Motors Acceptance Corp.,                         1,000           1,002
   Mortgage Corp. Loan Trust, 5.58%,
   3/25/35 (d)
Green Tree Financial Corp., 7.60%, 6/15/25                 270             276
Green Tree Financial Corp., Series                          43              43
   1998-6, Class A6, 6.27%, 6/1/30
Greenwich Capital Commercial Funding                     1,000             964
   Corp., Series 2002-C1, Class A4, 4.95%,
   1/11/35
Greenwich Capital Commercial Funding                       700             682
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                  1,000             978
   2004-GG2, Class A3, 4.60%, 8/10/38
IBM Corp., 5.88%, 11/29/32                                 250             243
IndyMac Index Mortgage Loan Trust,                         338             340
   Series 2005-AR9, 5.45%, 7/25/35, (d)
JP Morgan Mortgage Trust, Series                           406             396
   2005-A1, Class 2A1, 4.88%, 2/25/35, (d)
JP Morgan Mortgage Trust, Series                         2,000           1,932
   2005-A2, Class 3A2, 4.93%, 4/25/35
Morgan Stanley Capital I, 5.11%,                           800             770
   6/15/40
Morgan Stanley Dean Witter Capital I,                      700             669
   4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                        800             773
   5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                            205             207
Residential Accredit Loans, Inc., 5.66%,                   680             680
   3/25/34 (d) (f)
Residential Asset Securities Corp.,                         67              67
   5.63%, 3/25/34 (d) (f)
Time Warner Entertainment, 8.38%,                          120             135
   7/15/33
Trans-Canada Pipeline, 5.60%, 3/31/34                      195             182
Truck Retail Installment Paper Corp.,                    2,000           2,005
   5.47%, 12/15/16 (d) (e) (f)
Washington Mutual, Series 2004-AR3,
   Class A-2, 4.24%, 6/25/34                               379             370
                                                                   -----------

TOTAL CORPORATE BONDS                                                   24,762
                                                                   -----------

FOREIGN BONDS (0.3%)
France Telecom, 8.75%, 3/1/31                              200             247
                                                                   -----------
TOTAL FOREIGN BONDS                                                        247
                                                                   -----------

                                    CONTINUED

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
TREASURY BONDS (0.2%)
5.25%, 2/15/29                                             150     $       152
                                                                   -----------

TOTAL TREASURY BONDS                                                       152
                                                                   -----------

U.S. GOVERNMENT AGENCIES (10.4%)
FANNIE MAE (6.5%)
5.50%, 2/1/25                                              243             239
5.00%, 5/1/25                                              442             424
7.50%, 6/1/27                                               34              36
7.50%, 12/1/27                                              97             101
7.00%, 9/1/31                                              166             170
7.00%, 6/1/32                                               14              15
6.00%, 8/25/33 (d)                                         440             430
7.00%, 9/1/34                                               12              13
6.00%, 9/1/35                                              645             641
5.50%, 2/1/36                                              328             318
5.00%, 9/1/36 TBA                                          500             473
5.50%, 9/1/36 TBA                                        2,625           2,548
                                                                   -----------
                                                                         5,408
                                                                   -----------

FREDDIE MAC (3.6%)
4.50%, 8/15/16                                           1,585           1,515
7.50%, 7/1/27                                               13              13
7.50%, 8/1/27                                               46              48
7.50%, 11/1/27                                              31              32
7.50%, 12/1/27                                              58              60
6.50%, 5/1/31                                              174             177
6.50%, 11/1/31                                             547             556
7.00%, 1/1/32                                                7               8
7.00%, 8/1/32                                               33              34
4.50%, 6/1/34                                              179             165
4.50%, 9/1/34                                              222             205
6.00%, 10/1/34                                             144             143
                                                                   -----------
                                                                         2,956
                                                                   -----------

GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION (0.3%)
6.50%, 4/15/32                                             123             126
7.00%, 7/20/32                                              78              80
                                                                   -----------
                                                                           206
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCIES                                           8,570
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (0.0%)
Fifth Third Institutional
   Money Market Fund                                    20,564              21
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                             21
                                                                   -----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUTUAL FUNDS (1.0%)
Materials Select Sector SPDR Trust (g)                  26,500     $       819
                                                                   -----------

TOTAL MUTUAL FUNDS                                                         819
                                                                   -----------

SHORT-TERM SECURITIES
   HELD AS COLLATERAL FOR
   SECURITIES LENDING (7.8%)
Pool of various securities for
   Fifth Third Funds                               $     6,463           6,463
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                     6,463
                                                                   -----------

TOTAL INVESTMENTS (COST $90,883)+ - 111.2%                              91,616

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%                         (9,262)
                                                                   -----------

NET ASSETS - 100.0%                                                $    82,354
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            MICRO CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (91.0%)
A. T. Cross Co., Class A *                             151,240     $       862
Abigail Adams National Bancorp, Inc.                    43,000             602
ActivIdentity Corp. * (g)                              316,130           1,505
American Bancorp of New Jersey, Inc.                    97,150           1,156
Analysts International Corp. *                         318,080             690
Anaren, Inc. *                                          13,000             232
Angelica Corp.                                          59,230             998
APAC Customer Services, Inc. *                         579,930           1,264
Apogee Enterprises, Inc.                               160,990           2,313
@Road, Inc. * (g)                                      246,850           1,079
Audiovox Corp., Class A *                               87,820           1,100
B of I Holding, Inc. *                                 169,800           1,240
Benihana, Inc., Class A *                               39,000             854
Benjamin Franklin Bancorp, Inc.                         89,200           1,245
Berkshire Hills Bancorp, Inc.                           49,770           1,737
Beverly National Corp.                                  13,009             312
BioScrip, Inc. *                                       413,791           1,643
Bombay Co., Inc. * (g)                                 585,430           1,270
Boykin Lodging Co. *                                    84,890             912
Bradley Pharmaceuticals, Inc. * (g)                     79,030             801
Brush Engineered Materials, Inc. *                      50,750           1,171
BUCA, Inc. * (g)                                       176,610             945
CalAmp Corp. * (g)                                      66,350             417
Calgon Carbon Corp. (g)                                261,480           1,585
Catalyst Semiconductor, Inc. *                          90,000             293
CBIZ, Inc. * (g)                                       138,550           1,022
Center Bancorp, Inc. (g)                                85,860           1,249
Cepheid, Inc. * (g)                                     56,590             516
Compudyne Corp. * (g)                                  124,160             654
Covenant Transport, Inc., Class A *                     65,300             856
Crawford & Co., Class A                                  3,920              27
Crawford & Co., Class B                                167,800           1,297
Cutter & Buck, Inc.                                     56,590             603
Deb Shops, Inc.                                         31,220             742
DHB Industries, Inc. *                                 285,000             775
Digimarc Corp. *                                       188,540           1,173
Dot Hill Systems Corp. *                               192,200             609
EFJ, Inc. * (g)                                        304,780           1,991
Emerson Radio Corp. * (g)                               81,270             245
Epic Bancorp                                            24,000             354
First Clover Leaf Financial Corp.                       82,000             918
Frisch's Restaurants, Inc.                              15,400             360
Government Properties Trust, Inc.                      191,230           1,722
Hancock Fabrics, Inc. (g)                              492,740           1,617
Hartmarx Corp. *                                       303,100           1,897
HealthTronics, Inc. *                                    1,120               7
Heidrick & Struggles International, Inc. *              12,680             410
Hersha Hospitality Trust                               173,100           1,598
Hooper Holmes, Inc.                                    370,150           1,110
Input/Output, Inc. * (g)                               257,590           2,532
K2, Inc. *                                              80,010             842
KMG America Corp. *                                    157,900           1,318
Lightbridge, Inc. *                                     79,030             913

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Lydall, Inc. *                                          98,550     $       883
MAIR Holdings, Inc. * (g)                               71,220             395
Material Sciences Corp. *                              185,760           1,750
Matrix Bancorp, Inc. *                                  14,902             354
Maverick Oil & Gas, Inc. *                             400,800             261
Maxwell Technologies, Inc. * (g)                        84,500           1,526
Meade Instruments Corp. *                              104,450             226
Medical Action Industries, Inc. *                       72,470           1,607
MEDTOX Scientific, Inc. *                              125,870           1,123
MHI Hospitality Corp.                                  166,800           1,490
Michael Baker Corp. *                                   34,010             718
Monterey Pasta Co. * (g)                               316,040           1,673
Nanometrics, Inc. *                                     59,520             564
National Atlantic Holdings Corp. *                     196,130           1,912
National Dentex Corp. *                                 88,850           2,039
North Pointe Holdings Corp. *                           78,840             575
Northwest Pipe Co. *                                    25,030             675
On Assignment, Inc. * (g)                              156,110           1,335
OSI Systems, Inc. * (g)                                113,180           2,036
Osteotech, Inc. *                                      344,430           1,336
Perceptron, Inc. *                                      86,073             693
Pharmacopeia Drug Discovery, Inc. *                    187,330             849
Plato Learning, Inc. *                                 208,810           1,103
Powell Industries, Inc. *                               61,470           1,440
ProCentury Corp.                                        99,090           1,446
R.G. Barry Corp. *                                     102,450             674
Rehabcare Group, Inc. *                                 55,390           1,037
Rockford Corp. * (g)                                   193,190             728
Rocky Brands, Inc. * (g)                                79,540             881
Russ Berrie & Co., Inc. *                               10,000             110
SEMCO Energy, Inc. *                                   168,310           1,035
SonicWALL, Inc. *                                      216,980           2,169
Southcoast Financial Corp. *                            49,900           1,053
Standard Register Co.                                   77,080             948
StealthGas, Inc.                                        68,600             851
Stepan Co.                                              59,970           1,799
Storm Cat Energy Corp. *                               331,900             730
Superior Uniform Group, Inc.                            59,440             713
Symmetricom, Inc. * (g)                                266,990           1,890
Synplicity, Inc. * (g)                                 168,900             966
Tasty Baking Co.                                        80,980             611
Texas United Bancshares, Inc. (g)                       56,590           1,838
The Inventure Group, Inc. *                            542,890           1,270
The Rowe Cos. *                                         89,600              76
Top Tankers, Inc. (g)                                   99,510             607
U.S. Xpress Enterprises, Inc., A Shares *               24,030             559
Ultratech, Inc. *                                       44,000             666
Universal Electronics, Inc. *                           30,250             535
Vignette Corp. *                                        68,250             887
White Electronic Designs Corp. *                       188,310             939
Willbros Group, Inc. *                                  98,550           1,685
Wolverine Tube, Inc. * (g)                             246,850           1,077
Zomax, Inc. *                                          321,990             470
                                                                   -----------

TOTAL COMMON STOCKS                                                    108,396
                                                                   -----------

                                    CONTINUED

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
INVESTMENT COMPANIES (0.8%)
Equus II, Inc.                                          86,996     $       611
MVC Capital, Inc.                                       29,270             387
                                                                   -----------

TOTAL INVESTMENT COMPANIES                                                 998
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (7.5%)
Fifth Third Institutional Money
   Market Fund                                       8,993,998           8,994
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          8,994
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (19.4%)
Pool of various securities for Fifth
   Third Funds                                     $    23,113          23,113
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    23,113
                                                                   -----------

TOTAL INVESTMENTS (COST $126,608)+ - 118.7%                            141,501

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.7)%                        (22,271)
                                                                   -----------

NET ASSETS - 100.0%                                                $   119,230
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            SMALL CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (96.8%)
Agilysys, Inc.                                          97,975     $     1,535
Alexander & Baldwin, Inc.                               39,000           1,564
Anixter International, Inc. (g)                         38,625           2,129
Arkansas Best Corp.                                     32,400           1,440
Ashford Hospitalilty Trust (g)                         151,075           1,775
Asset Acceptance Capital Corp. *                        65,300           1,187
Axcelis Technologies, Inc. * (g)                       263,799           1,459
Big Lots, Inc. * (g)                                   140,000           2,263
Bob Evans Farms, Inc.                                   81,825           2,254
Briggs & Stratton Corp. (g)                             52,900           1,354
Cabot Microelectronics Corp. * (g)                      64,625           1,925
Casey's General Stores, Inc.                            78,400           1,774
Cash America International, Inc.                        17,050             584
Coca-Cola Femsa, SA de CV ADR                           86,700           2,638
Community Bank System, Inc.                             83,550           1,768
Cost Plus, Inc. *                                      114,650           1,547
CTS Corp.                                              120,500           1,736
Endurance Specialty Holdings, Ltd.                      53,575           1,627
EnerSys *                                              185,100           3,337
Ferro Corp.                                            112,000           1,809
Glatfelter                                              96,550           1,506
Hawaiian Electric Industries, Inc. (g)                  48,500           1,390
Headwaters, Inc. * (g)                                  60,625           1,403
Hooper Holmes, Inc.                                    210,500             632
Houston Exploration Co. *                               25,000           1,597
Inter-Tel, Inc.                                         61,725           1,323
Iowa Telecommunications
   Services, Inc.                                      128,350           2,500
Irwin Financial Corp.                                  133,125           2,614
Jackson Hewitt Tax Service, Inc.                        37,225           1,270
Jo-Ann Stores, Inc. *                                   42,700             606
Journal Communications, Inc.                           132,625           1,399
Kindred Healthcare, Inc. *                              98,950           2,615
Kronos, Inc. * (g)                                      60,300           1,750
La-Z-Boy, Inc. (g)                                     134,275           1,712
Lithia Motors, Inc., Class A                            39,650           1,117
Lubrizol Corp.                                          52,675           2,253
Molina Healthcare, Inc. *                               73,175           2,425
Newalliance Bancshares, Inc.                           107,350           1,515
Orthofix International N.V. *                           31,275           1,232
Overseas Shipholding Group, Inc. (g)                    35,650           2,296
Performance Food Group Co. * (g)                        77,925           2,172
Perry Ellis International, Inc. *                       77,500           2,004
Photronics, Inc. * (g)                                  90,750           1,268
Pioneer Drilling Co. *                                  42,075             642
Platinum Underwriters
   Holdings, Ltd.                                      100,000           2,829
Polyone Corp. * (g)                                    265,900           2,220
Quebecor World, Inc.                                   245,000           2,638
RailAmerica, Inc. *                                    112,000           1,124
Sanderson Farms, Inc. (g)                               57,950           1,501
Schawk, Inc. (g)                                        97,800           1,620
Schweitzer-Mauduit
   International, Inc.                                 117,400           2,375

                                    CONTINUED

SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Semitool, Inc. *                                       172,500     $     1,531
Service Corp. International                            315,400           2,369
South Financial Group, Inc.                             59,000           1,594
South Jersey Industries, Inc.                           43,000           1,276
Stanley Furniture Co., Inc. (g)                         44,275           1,002
Tennant Co.                                             76,700           1,823
The Steak n Shake Co. *                                106,150           1,569
Tidewater, Inc.                                         17,000             811
Tsakos Energy Navigation Ltd.                           56,225           2,514
U-Store-It Trust                                       102,525           1,954
UCBH Holdings, Inc. (g)                                121,250           2,023
UMB Financial Corp. (g)                                 53,100           1,825
Vectren Corp.                                           68,000           1,891
Veritas DGC, Inc. * (g)                                 25,400           1,455
Westar Energy, Inc. (g)                                 97,400           2,250
Wintrust Financial Corp. (g)                            34,675           1,665
YRC Worldwide, Inc. * (g)                               34,400           1,368
                                                                   -----------

TOTAL COMMON STOCKS                                                    118,173
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (2.8%)
Fifth Third Institutional Money
   Market Fund                                       3,468,192           3,468
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          3,468
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (25.1%)
Pool of various securities for Fifth
   Third Funds                                     $    30,712          30,712
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    30,712
                                                                   -----------

TOTAL INVESTMENTS (COST $146,806)+ - 124.7%                            152,353

LIABILITIES IN EXCESS OF OTHER ASSETS - (24.7)%                        (30,171)
                                                                   -----------

NET ASSETS - 100.0%                                                $   122,182
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            MULTI CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (98.2%)
3M Co.                                                  35,000     $     2,464
Abbott Laboratories                                    103,700           4,954
Alcoa, Inc.                                            107,600           3,223
Allstate Corp.                                          25,000           1,421
Alltel Corp.                                            53,900           2,974
American Electric Power Co.                             78,800           2,846
American Express Co.                                    48,800           2,541
American International Group, Inc.                     134,000           8,129
Anadarko Petroleum Corp.                                78,000           3,568
Andrew Corp. * (g)                                     195,200           1,649
Applied Materials, Inc. (g)                            224,500           3,534
AT&T, Inc. (g)                                          75,000           2,249
Autoliv, Inc.                                           25,000           1,404
Bank of America Corp.                                  146,400           7,545
Bank of New York Co., Inc.                             205,000           6,890
Big Lots, Inc. * (g)                                   209,800           3,390
Bob Evans Farms, Inc.                                  122,000           3,360
Borg Warner, Inc.                                       48,800           2,928
Cadbury Schweppes PLC ADR (g)                           58,600           2,301
Charles Schwab Corp.                                   219,000           3,478
Chevron Corp.                                           78,100           5,137
CIGNA Corp.                                             43,900           4,006
Coherent, Inc. * (g)                                    97,600           3,129
Comerica, Inc.                                          40,000           2,342
ConAgra, Inc.                                          195,200           4,197
ConocoPhillips                                         107,400           7,372
CSX Corp.                                               13,900             843
Deere & Co.                                             28,600           2,076
Dover Corp. (g)                                         39,000           1,838
Dow Chemical Co.                                       100,000           3,458
Duke Energy Corp.                                      107,400           3,256
E. I. du Pont de Nemours & Co.                         100,000           3,966
Edison International                                    75,000           3,104
Exxon Mobil Corp.                                      120,000           8,129
Federated Department Stores, Inc.                       66,930           2,350
Florida East Coast Industries, Inc. (g)                 60,000           2,810
Foot Locker, Inc.                                       78,100           2,122
FPL Group, Inc.                                         75,000           3,236
Gannett Co., Inc.                                       10,000             521
General Dynamics Corp.                                  48,400           3,243
General Electric Corp.                                 107,400           3,511
Georgia Gulf Corp. (g)                                  44,500           1,133
Global Industries, Ltd. *                              120,000           2,002
Goldman Sachs Group, Inc.                               15,000           2,291
H.J. Heinz Co.                                          68,300           2,867
Harris Corp.                                            82,500           3,758
Hartford Financial Services Group, Inc.                 39,000           3,309
Health Management Associates, Inc.,
   Class A (g)                                          93,300           1,900
Hewlett-Packard Co.                                     86,600           2,763
Home Depot, Inc.                                        87,800           3,048
Honda Motor Co., Ltd.                                   73,200           2,412
Honeywell International, Inc.                          120,000           4,644
Horace Mann Educators Corp.                             89,700           1,522

                                    CONTINUED

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Input/Output, Inc. * (g)                                48,800     $       480
Intel Corp.                                            245,000           4,410
J.P. Morgan Chase & Co.                                195,200           8,905
JAKKS Pacific, Inc. * (g)                               97,600           1,609
Johnson & Johnson                                       50,000           3,128
Jones Apparel Group, Inc.                               48,800           1,444
K2, Inc. *                                              53,400             561
KeyCorp                                                 97,600           3,601
Kraft Foods, Inc.                                       50,000           1,620
Laboratory Corp. of America
   Holdings * (g)                                       43,900           2,827
Lubrizol Corp.                                          83,000           3,550
Manpower, Inc.                                          35,000           2,082
Marathon Oil Corp. (g)                                  92,100           8,348
Masco Corp. (g)                                         60,000           1,604
McDonald's Corp.                                       107,400           3,801
Methode Electronics, Inc.                              111,000             888
MetLife, Inc. (g)                                       43,900           2,283
Molson Coors Brewing Co., Class B                       40,000           2,858
Motorola, Inc.                                          73,200           1,666
National City Corp.                                    110,000           3,960
Natuzzi S.p.A. ADR *                                    19,000             131
New York Community Bancorp, Inc.                        97,600           1,594
New York Times Co., Class A (g)                        120,000           2,660
NiSource, Inc.                                          83,000           1,888
Pall Corp.                                             136,200           3,552
Pepco Holdings, Inc.                                   161,000           3,944
Pfizer, Inc.                                           281,000           7,303
Piper Jaffray Cos., Inc. * (g)                          38,800           1,986
Pitney Bowes, Inc.                                      25,000           1,033
Royal Dutch Shell PLC ADR,
   A Shares                                             58,600           4,149
Sabre Group Holdings Corp., Class A                     25,000             518
Safeway, Inc. (g)                                      195,200           5,480
Schering-Plough Corp.                                  165,900           3,391
Snap-On, Inc. (g)                                       29,300           1,231
SonicWALL, Inc. *                                       50,000             500
Standard Register Co.                                  195,200           2,401
Stanley Works (g)                                       73,200           3,321
SunTrust Banks, Inc.                                    43,900           3,462
SUPERVALU, Inc. (g)                                    126,900           3,440
Symmetricom, Inc. * (g)                                 98,200             695
TD Ameritrade Holding Corp. (g)                         97,000           1,589
The Walt Disney Co.                                     81,800           2,429
Tidewater, Inc.                                         55,000           2,623
Triad Hospitals, Inc. * (g)                             50,000           1,949
Tyson Foods, Inc., Class A                             250,000           3,538
U.S. Bancorp.                                           78,100           2,499
UCBH Holdings, Inc. (g)                                 50,000             834
Union Pacific Corp.                                     28,600           2,431
United Technologies Corp.                               19,500           1,213
UST, Inc. (g)                                           25,000           1,264
Verizon Communications, Inc.                           246,000           8,321
Windstream Corp.                                        55,729             698

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Wyeth                                                   39,000     $     1,890
YRC Worldwide, Inc. * (g)                               29,300           1,166
                                                                   -----------

TOTAL COMMON STOCKS                                                    317,891
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (2.9%)
Fifth Third Institutional Money
   Market Fund                                       9,515,174           9,515
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          9,515
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (16.2%)
Pool of various securities for Fifth
   Third Funds                                     $    52,482          52,482
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    52,482
                                                                   -----------

TOTAL INVESTMENTS (COST $309,022)+ - 117.3%                            379,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3)%                        (55,990)
                                                                   -----------

NET ASSETS - 100.0%                                                $   323,898
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                DISCIPLINED LARGE CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (97.2%)
3M Co.                                                 194,074     $    13,663
Abbott Laboratories                                    342,575          16,366
Alcoa, Inc.                                            345,921          10,360
Allstate Corp.                                          86,480           4,914
American International Group, Inc.                     237,675          14,420
Applied Materials, Inc.                                302,680           4,764
AT&T, Inc. (g)                                         426,712          12,798
Bank of America Corp.                                  367,540          18,939
Bank of New York Co., Inc.                             428,220          14,392
Bristol-Myers Squibb Co. (g)                           285,335           6,839
Carnival Corp. (g)                                     302,681          11,792
Chevron Corp.                                          345,281          22,713
CIT Group, Inc.                                         65,091           2,988
ConAgra, Inc.                                          578,095          12,429
ConocoPhillips                                         347,649          23,863
Deere & Co.                                            128,465           9,323
Dow Chemical Co.                                       246,227           8,514
E. I. du Pont de Nemours & Co.                          88,041           3,492
Edison International                                   132,345           5,476
Embarq Corp. * (g)                                      17,807             806
Exxon Mobil Corp.                                      302,681          20,504
Federated Department Stores, Inc.                       67,926           2,385
Fiserv, Inc. *                                         172,960           7,551
Fortune Brands, Inc.                                    87,858           6,371
FPL Group, Inc. (g)                                    172,510           7,443
Gannett Co., Inc. (g)                                  256,932          13,391
General Dynamics Corp.                                  42,671           2,860
Hartford Financial Services
   Group, Inc.                                         151,340          12,840
Health Management Associates, Inc.,
   Class A (g)                                         261,925           5,333
Honda Motor Co., Ltd.                                  432,401          14,248
Honeywell International, Inc.                          259,440          10,040
IBM Corp.                                              107,820           8,347
Intel Corp.                                            648,601          11,675
J.P. Morgan Chase & Co.                                487,315          22,232
Johnson & Johnson                                       85,342           5,338
Kraft Foods, Inc.                                      341,370          11,060
Lubrizol Corp.                                         174,493           7,463
Manpower, Inc.                                          45,478           2,705
Marathon Oil Corp.                                     216,200          19,596
McDonald's Corp.                                       164,529           5,823
MetLife, Inc. (g)                                      428,220          22,267
Molson Coors Brewing Co., Class B                      215,639          15,407
Morgan Stanley                                         302,680          20,128
National City Corp.                                    389,160          14,010
Parker Hannifin Corp.                                  108,101           7,809
Pfizer, Inc.                                           583,740          15,171
Pitney Bowes, Inc.                                     216,200           8,933
R.R. Donnelley & Sons Co.                              172,961           5,049
Sprint Nextel Corp. (g)                                345,921           6,849
SunTrust Banks, Inc.                                   237,820          18,757
The Black & Decker Corp.                                65,779           4,638
United Technologies Corp.                              151,340           9,412

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
UST, Inc. (g)                                          367,540     $    18,579
Verizon Communications, Inc.                           351,108          11,874
                                                                   -----------

TOTAL COMMON STOCKS                                                    594,939
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (2.7%)
Fifth Third Institutional Money
   Market Fund                                      16,767,126          16,767
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                         16,767
                                                                   -----------

SHORT-TERM SECURITIES
   HELD AS COLLATERAL
   FOR SECURITIES LENDING (12.5%)
Pool of various securities for Fifth
   Third Funds                                     $    76,631          76,631
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    76,631
                                                                   -----------

TOTAL INVESTMENTS (COST $595,316) + - 112.4%                           688,337

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.4)%                        (75,704)
                                                                   -----------

NET ASSETS - 100.0%                                                $   612,633
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL AGGRESSIVE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
INVESTMENTS IN AFFILIATES (h) (100.8%)
Fifth Third Disciplined Large Cap
   Value Fund                                        2,138,166     $    31,474
Fifth Third Institutional Money
   Market Fund                                      14,123,454          14,123
Fifth Third International Equity Fund                1,583,816          20,320
Fifth Third Large Cap Core Fund                      1,624,568          24,628
Fifth Third Mid Cap Growth Fund                        940,799          15,570
Fifth Third Multi Cap Value Fund                       487,257          12,513
Fifth Third Quality Growth Fund *                    2,590,262          40,590
Fifth Third Small Cap Growth Fund *                    551,568           7,777
Fifth Third Small Cap Value Fund                       316,644           6,615
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                        173,610
                                                                   -----------

TOTAL INVESTMENTS (COST $149,485) + -100.8%                            173,610

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%                          (1,457)
                                                                   -----------

NET ASSETS - 100.0%                                                $   172,153
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                            LIFEMODEL MODERATELY AGGRESSIVE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   -----------     -----------
INVESTMENTS IN AFFILIATES (h) (100.5%)
Fifth Third Bond Fund                                1,422,679     $    13,772
Fifth Third Disciplined Large Cap
   Value Fund                                        3,264,000          48,046
Fifth Third High Yield Bond Fund                     1,820,574          17,732
Fifth Third Institutional Money
   Market Fund                                      18,150,509          18,151
Fifth Third Intermediate Bond Fund                   2,600,867          24,734
Fifth Third International Equity Fund                2,649,814          33,997
Fifth Third Large Cap Core Fund                      2,332,802          35,365
Fifth Third Mid Cap Growth Fund                      1,316,796          21,793
Fifth Third Multi Cap Value Fund                       716,418          18,398
Fifth Third Quality Growth Fund *                    3,948,522          61,873
Fifth Third Short Term Bond Fund                     1,819,794          16,833
Fifth Third Small Cap Growth Fund *                    697,957           9,841
Fifth Third Small Cap Value Fund                       383,329           8,008
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                        328,543
                                                                   -----------

TOTAL INVESTMENTS (COST $288,443) + - 100.5%                           328,543

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                          (1,476)
                                                                   -----------

NET ASSETS - 100.0%                                                $   327,067
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL MODERATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   -----------     -----------
INVESTMENTS IN AFFILIATES (h) (100.0%)
Fifth Third Bond Fund                                4,856,134     $    47,007
Fifth Third Disciplined Large Cap
    Value Fund                                       3,725,663          54,842
Fifth Third High Yield Bond Fund                     2,912,761          28,370
Fifth Third Institutional Money
   Market Fund                                      25,058,109          25,058
Fifth Third Intermediate Bond Fund                   8,757,840          83,288
Fifth Third International Equity Fund                3,253,833          41,747
Fifth Third Large Cap Core Fund                      2,911,152          44,133
Fifth Third Mid Cap Growth Fund                      1,527,459          25,279
Fifth Third Multi Cap Value Fund                       794,980          20,415
Fifth Third Quality Growth Fund *                    4,642,525          72,749
Fifth Third Short Term Bond Fund                     6,156,152          56,944
Fifth Third Small Cap Growth Fund *                    766,531          10,808
Fifth Third Small Cap Value Fund                       481,187          10,052
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                        520,692
                                                                   -----------

TOTAL INVESTMENTS (COST $490,176) + - 100.0%                           520,692

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                               (50)
                                                                   -----------

NET ASSETS - 100.0%                                                $   520,642
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                          LIFEMODEL MODERATELY CONSERVATIVE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   -----------     -----------
INVESTMENTS IN AFFILIATES (h) (101.1%)
Fifth Third Bond Fund                                1,222,957     $    11,838
Fifth Third Disciplined Large Cap
   Value Fund                                          661,858           9,743
Fifth Third High Yield Bond Fund                       524,542           5,109
Fifth Third Institutional Money
   Market Fund                                       7,336,014           7,336
Fifth Third Intermediate Bond Fund                   2,328,766          22,146
Fifth Third International Equity Fund                  636,997           8,173
Fifth Third Large Cap Core Fund                        417,976           6,337
Fifth Third Mid Cap Growth Fund                        197,124           3,262
Fifth Third Multi Cap Value Fund                       106,824           2,743
Fifth Third Quality Growth Fund *                      768,961          12,050
Fifth Third Short Term Bond Fund                     1,543,839          14,280
Fifth Third Small Cap Growth Fund *                     72,773           1,026
Fifth Third Small Cap Value Fund                        40,140             839
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                        104,882
                                                                   -----------

TOTAL INVESTMENTS (COST $97,364) + - 101.1%                            104,882

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%                          (1,112)
                                                                   -----------

NET ASSETS - 100.0%                                                $   103,770
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

LIFEMODEL CONSERVATIVE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   -----------     -----------
INVESTMENTS IN AFFILIATES (h) (100.3%)
Fifth Third Bond Fund                                  994,207     $     9,624
Fifth Third Disciplined Large Cap
   Value Fund                                          215,011           3,165
Fifth Third High Yield Bond Fund                       283,259           2,759
Fifth Third Institutional Money
   Market Fund                                       2,663,302           2,663
Fifth Third Intermediate Bond Fund                   1,728,204          16,436
Fifth Third International Equity Fund                  147,962           1,898
Fifth Third Large Cap Core Fund                        101,863           1,544
Fifth Third Mid Cap Growth Fund                         32,270             534
Fifth Third Multi Cap Value Fund                        18,807             483
Fifth Third Quality Growth Fund *                      253,893           3,978
Fifth Third Short Term Bond Fund                     1,180,805          10,922
Fifth Third Small Cap Growth Fund *                     30,127             425
Fifth Third Small Cap Value Fund                        16,450             344
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                         54,775
                                                                   -----------

TOTAL INVESTMENTS (COST $54,123) + - 100.3%                             54,775

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                            (183)
                                                                   -----------

NET ASSETS - 100.0%                                                $    54,592
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                           STRATEGIC INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS (7.2%)
Altria Group, Inc.                                      22,650     $     1,811
American Capital Strategies Ltd. (g)                    15,400             539
Bank of America Corp.                                   19,900           1,025
BB&T Corp.                                               4,800             202
Chevron Corp.                                            8,430             555
Citigroup, Inc.                                         16,925             818
Duke Energy Corp.                                       25,800             782
FPL Group, Inc.                                         13,650             589
General Electric Corp.                                  10,735             351
Marshall & Ilsley Corp.                                  4,400             207
PepsiCo, Inc.                                            1,800             114
Procter & Gamble Co.                                    11,030             620
Southern Co.                                            14,900             503
Sysco Corp.                                              9,525             263
U.S. Bancorp.                                           20,000             640
Verizon Communications, Inc.                             6,950             235
Wachovia Corp.                                          11,475             615
Wells Fargo & Co.                                       15,945           1,153
                                                                   -----------

TOTAL COMMON STOCKS                                                     11,022
                                                                   -----------

CORPORATE BONDS (24.5%)
AMVESCAP PLC, 5.38%, 2/27/13                       $       500             484
Bankers Trust New York, 7.25%,
   10/15/11                                              1,000           1,078
Bear Stearns Cos., Inc., 4.65%,
   7/2/18                                                1,000             888
Bear Stearns Cos., Inc., Series
   2003-AC7, Class A2, 5.25%, 1/25/34                      756             736
Citibank Credit Card Issuance Trust,
   3.10%, 3/10/10                                          500             482
Comcast Cable, 7.13%, 6/15/13                              500             528
Core Invest Grade Trust, 4.66%,
   11/30/07                                                454             449
Countrywide Home Loans, 4.59%,
   10/25/33                                              1,406           1,319
Countrywide Home Loans, 5.03%,
   4/20/35 (d)                                             498             493
Cox Communications, Inc., 7.75%,
   11/1/10                                               1,000           1,068
Cullen/Frost Cap Trust I, 6.37%, 3/1/34 (d)              1,000           1,017
CVS Corp., 7.77%, 1/10/12 (e)                              822             884
Developers Diversified Realty, 3.88%,
   1/30/09                                               1,000             957
Emigrant Cap Trust I, 7.47%, 12/10/33 (d) (e)            1,000             994
First Tennessee Cap II, 6.30%,
   4/15/34 (e)                                           1,500           1,389
Goldman Sachs Group, Inc., 5.25%,
   10/15/13                                              1,000             967
HBOS PLC, 5.38%, 11/1/13 (d) (e)                         2,000           1,917
Hutchison Whampoa International,
   Ltd., 6.50%, 2/13/13 (e)                              1,000           1,026
HVB Funding Trust I, 8.74%, 6/30/31 (e)                  1,000           1,201

                                    CONTINUED

                                                           STRATEGIC INCOME FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
International Lease Finance Corp.,
   4.38%, 11/1/09                                  $     1,000     $       959
Kraft Foods, Inc., 6.25%, 6/1/12                         1,500           1,532
Lehman Brothers Holdings, 4.70%,
   10/22/08 (d)                                          1,000           1,001
Lehman Brothers TRAINS, 6.50%,
   8/15/08 (d)(e)                                          259             261
Marsh & McLennan Cos., Inc., 5.88%,
   8/1/33                                                  500             439
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   4.53%, 12/25/32                                         159             158
Motorola, Inc., 6.50%, 11/15/28 (g)                        500             506
Pacific Gas & Electric, 4.20%, 3/1/11                    1,000             944
Pemex Project Funding Master Trust,
   7.88%, 2/1/09                                         1,000           1,040
Public Service Oklahoma, 4.85%,
   9/15/10                                                 500             483
Radian Group, Inc., 5.63%, 2/15/13                         500             491
RBS Capital Trust, Class B, 6.80%,
   3/31/08                                                 500             499
SLM Corp., 5.11%, 4/1/09 (d)                             1,000             962
SLM Corp., 4.88%, 2/1/10 (d)                             1,000             959
SLM Corp., 5.54%, 11/21/13 (d)                           1,000             971
Sprint Capital Corp, 8.38%, 3/15/12                      1,500           1,665
TCI Communications, Inc., 7.88%,
   8/1/13                                                1,100           1,194
Union Pacific Corp., 3.63%, 6/1/10                         500             466
Union Planters Corp., 4.38%, 12/1/10                       500             478
Washington Mutual, Inc., 4.82%,
   10/25/32                                                 81              80
Washington Mutual, Inc., Series
   2003-AR10, Class A4, 4.08%, 10/25/33                  1,351           1,335
Wells Fargo Mortgage Backed
   Securities Trust, 4.98%, 11/25/34                     1,000             925
Wells Fargo Mortgage Backed
   Securities, Series 2005-AR10, Class
   2A14, 4.11%, 6/25/35 (d)                              1,000             967
Weyerhaeuser Co., 7.38%, 3/15/32                         1,500           1,553
                                                                   -----------

TOTAL CORPORATE BONDS                                                   37,745
                                                                   -----------

FOREIGN BONDS (1.2%)
Korea Development Bank, 3.88%,
   3/2/09                                                1,000             960
Russian Federation, 8.25%, 3/31/10 (e)                     889             927
                                                                   -----------

TOTAL FOREIGN BONDS                                                      1,887
                                                                   -----------

CORPORATE BOND EQUIVALENTS (c) (35.8%)
AAG Holding Co., Inc., $1.17                            20,000             494
Abbey National PLC, Series B $1.84                      24,900             646
Abbey National PLC, Series C $1.84 (g)                  60,600           1,554
AMBAC Financial Group, Inc., $1.49                      54,100           1,229

                                    CONTINUED

                                                     SHARES            VALUE
                                                   -----------     -----------
CORPORATE BOND EQUIVALENTS (c),
   CONTINUED
AMBAC Financial Group, Inc., $1.75                      52,895     $     1,328
BAC Capital Trust I, $1.75                              64,500           1,622
BAC Capital Trust VI, $1.75                             48,600           1,232
BBC Capital Trust II, $2.13                             31,000             789
Bear Stearns Capital Trust III, $1.95                   58,900           1,477
Citigoup Capital VII, $1.78                            124,925           3,171
Cleveland Electric Financial Trust I,
   $2.25                                                10,000             258
Consolidated Edison, $1.81                              50,700           1,290
Corp-Backed Trust Certs (CBTCS),
   $1.53                                                60,000           1,402
Corp-Backed Trust Certs (CBTCS),
   $1.56                                                33,500             762
Corp-Backed Trust Certs (CBTCS),
   $1.80                                                15,800             394
Corp-Backed Trust Certs (CBTCS),
   $1.97                                                 2,200              56
Corts Countrywide Capital II, $2.00                     10,000             254
Corts-Sherwin Williams, $1.81                           17,600             438
Corts-TR Verizon Global, $3.13                          54,500           1,381
Developers Diversified Realty, $2.15 (g)                48,300           1,237
Dominion CNG Capital Trust I, $1.95                     39,800             997
Duke Realty Corp. $1.67                                 30,000             720
Duquesne Light Co., $1.68                               24,000             608
Entergy Arkansas, Inc., $1.50                           80,600           1,969
Entergy Mississippi, Inc., $1.50                        29,300             706
Federal Realty Investment Trust,
   $2.13                                                43,300           1,089
Financial Security Assurance
   Holdings, $1.56 (g)                                  90,750           2,127
Fleet Captial Trust VII, $1.80                          29,200             737
General Electric Capital Corp., $1.53                   19,000             456
General Electric Capital Corp., $1.66                   59,000           1,478
Glenborough Realty, Series A, $1.94                     20,661             513
Harris Preferred Capital, Series A,
   $1.84                                                31,800             801
HRPT Properties Trust, Series B,
   $2.19                                                22,900             592
HSBC Finance Corp. $1.72                                32,800             832
HSBC USA, Inc., $1.04                                   60,000           1,554
Huntington Preferred Cap, Inc.,
   $1.97                                                15,507             454
ING Group NV, $1.80                                     41,200           1,058
Kimco Reality Preferred, $1.66                          39,994             974
MBNA Corp., $2.03 (g)                                   37,800             975
Merrill Lynch Preferred Capital,
   $0.99                                                80,000           2,050
ML Capital Trust III, $1.75                              9,800             250
Morgan Stanley Capital II, $1.81                        61,525           1,540
Preferred Plus Trust NAI-1, $2.01                        4,400             112
Public Credit & Repack Securities,
   $1.78                                                15,600             390
Public Storage, Inc., Series A, $2.45                   15,000             405
Public Storage, Inc., Series S, $1.97                   10,000             252

                                    CONTINUED

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BOND EQUIVALENTS (c),
   CONTINUED
Rouchester Gas & Electric, $1.66                        42,800     $     1,076
Saturns JPM, $1.78                                      12,000             301
Stilwell Financial, $1.97                               36,800             933
Suntrust Capital V, $1.76                               46,600           1,174
Torchmark Capital Trust I, $1.94                        58,819           1,473
USB Capital V, $1.81                                    14,100             356
Wachovia Funding, Series A, $1.81                       79,000           2,150
Wells Fargo Capital Trust V, $1.75                      18,600             471
Wells Fargo Capital Trust VI, $1.74                     74,550           1,887
Wells Fargo Capital Trust VII, $1.46                    33,500             761
                                                                   -----------

TOTAL CORPORATE BOND EQUIVALENTS                                        55,235
                                                                   -----------

PREFERRED STOCKS (c) (7.0%)
Aegon NV, $.77                                          20,000             506
Barclays Bank PLC, $.07 *                               40,000           1,013
Duke Realty Corp., $.72                                 10,000             247
Equity Residential Properties, $2.15                    24,500             627
First Tennessee Bank, $52.28                             1,000           1,026
Freddie Mac, $2.50                                      20,000             816
Freddie Mac, $2.55 (g)                                  10,000             415
Freddie Mac, $2.85                                      25,500           1,208
Goldman Sachs Group, Inc., $1.16 (g)                    40,000           1,024
Lehman Brothers, $1.92                                  50,000           1,261
MetLife, Inc., $1.22                                    40,000           1,033
Source Capital, $2.40                                   35,600           1,143
U.S. Bancorp, $1.73                                     20,000             516
                                                                   -----------

TOTAL PREFERRED STOCKS                                                  10,835
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (i) (6.9%)
AMB Property Corp.                                       6,450             338
Developers Diversified Realty, Corp.                    10,700             565
Duke Realty Corp. (g)                                   15,100             563
Equity Residential Properties Trust (g)                 15,600             726
Health Care Property Investors, Inc. (g)                29,250             802
Kimco Realty Corp.                                      38,500           1,510
ProLogis                                                13,650             756
Simon Property Group, Inc.                              17,054           1,458
Thornburg Mortgage, Inc. (g)                            31,100             796
Vornado Realty Trust (g)                                15,300           1,599
Weingarten Realty Investors                             36,075           1,442
                                                                   -----------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                     10,555
                                                                   -----------

U.S. GOVERNMENT AGENCIES (3.0%)
FANNIE MAE (1.1%)
5.125%, 1/2/14                                     $     1,000             975
4.28%, 7/1/18                                              742             719
                                                                   -----------
                                                                         1,694
                                                                   -----------
FEDERAL HOME LOAN MORTGAGE
   CORPORATION (0.6%)
5.71%, 10/1/32 (d)                                         845             859
                                                                   -----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (1.3%)
5.49%, 8/16/27                                     $     1,150     $     1,139
4.89%, 7/16/34                                           1,000             942
                                                                   -----------
                                                                         2,081
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCIES                                           4,634
                                                                   -----------

INVESTMENT COMPANIES (8.7%)
1838 Bond Debenture Trading                            127,000           2,167
American Income Fund, Inc.                             135,400           1,066
Blackrock Income Trust                                 108,600             681
Blackrock North American
   Government Income                                   225,000           2,233
Eaton Vance Tax-Advantaged
   Dividend Income Fund                                 23,600             571
ING Prime Rate Trust                                   160,400           1,139
MFS Government Markets
   Income Trust                                        217,400           1,376
MFS Intermediate Income Trust                           49,000             297
Pioneer Interest Shares                                 90,700           1,000
Templeton Global Income Fund, Inc.                      61,374             543
Van Kampen Bond Fund                                    64,800           1,086
Van Kampen Senior Income Trust                         152,000           1,274
                                                                   -----------

TOTAL INVESTMENT COMPANIES                                              13,433
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (5.4%)
Fifth Third Institutional Money
   Market Fund                                       8,337,817           8,338
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          8,338
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (4.3%)
Pool of various securities for Fifth
   Third Funds                                     $     6,581           6,581
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                     6,581
                                                                   -----------

TOTAL INVESTMENTS (COST $157,464) + - 104.0%                           160,265

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%                          (6,219)
                                                                   -----------
NET ASSETS - 100.0%                                                $   154,046
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            DIVIDEND GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES            VALUE
                                                   -----------     -----------
COMMON STOCKS (98.5%)
3M Co.                                                   4,775     $       336
Alberto-Culver Co.                                       4,275             208
Altria Group, Inc.                                       5,217             417
American International Group, Inc.                       7,437             451
Apache Corp.                                             2,942             207
AT&T, Inc.                                              11,275             338
Bank of America Corp.                                    5,756             297
Becton, Dickinson & Co.                                  9,440             622
Cardinal Health, Inc.                                    2,825             189
Chevron Corp.                                            3,500             230
Citigroup, Inc.                                         12,360             597
Coca-Cola Co.                                           10,198             454
DENTSPLY International, Inc.                            10,265             321
Ecolab, Inc.                                             9,775             421
Eli Lilly & Co.                                          4,058             230
Emerson Electric Corp.                                   4,710             372
Exxon Mobil Corp.                                       13,392             908
First Data Corp.                                         6,705             274
Franklin Resources, Inc.                                 3,955             362
General Dynamics Corp.                                   4,005             268
General Electric Corp.                                  23,153             757
Genzyme Corp. *                                          4,880             333
Graco, Inc.                                              1,900              75
IBM Corp.                                                2,441             189
Illinois Tool Works, Inc.                                4,480             205
Johnson & Johnson                                       12,530             784
Johnson Controls, Inc.                                   2,775             213
Kellogg Co. (g)                                         10,870             524
Marriott International, Inc., Class A                   12,281             432
Marshall & Ilsley Corp.                                 10,261             482
McGraw-Hill Cos., Inc.                                   4,072             229
Medtronic, Inc.                                          4,570             231
Merrill Lynch & Co., Inc.                                5,990             436
Microchip Technology, Inc.                              10,630             343
Microsoft Corp.                                         15,191             365
Nike, Inc., Class B (g)                                  2,937             232
Noble Corp.                                              2,897             208
Novartis AG ADR                                          5,890             332
Nuveen Investments, Inc.                                 8,080             384
PepsiCo, Inc.                                           14,036             889
Pfizer, Inc.                                             6,730             175
Praxair, Inc.                                           10,165             557
Procter & Gamble Co.                                    13,950             784
QUALCOMM, Inc.                                           8,783             310
Sysco Corp.                                              4,037             111
Target Corp.                                             5,939             273
Texas Instruments, Inc.                                  9,760             291
The Hershey Company (g)                                  3,550             195
United Technologies Corp.                               13,457             837
Wachovia Corp.                                          12,121             650
Walgreen Co.                                             2,527             118
Weatherford International, Ltd. *                        7,908             370

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Wells Fargo & Co.                                       11,192     $       810
XTO Energy, Inc.                                         5,723             269
                                                                   -----------

TOTAL COMMON STOCKS                                                     20,895
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (3.7%)
Fifth Third Institutional Money
   Market Fund                                         773,749             774
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                            774
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (4.1%)
Pool of various securities for Fifth
   Third Funds                                     $       862             862
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                       862
                                                                   -----------

TOTAL INVESTMENTS (COST $21,439)+ - 106.3%                              22,531

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%                          (1,329)
                                                                   -----------

NET ASSETS - 100.0%                                                $    21,202
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
COMMON STOCKS (98.2%)
Agere Systems, Inc. *                                   60,000     $       874
Akamai Technologies, Inc. * (g)                         24,250             961
Altera Corp. *                                          75,000           1,297
American Tower Corp., Class A *                         25,000             845
Applera Corp.- Celera Genomics Group *                  40,000             540
Autodesk, Inc. *                                        30,000           1,023
BEA Systems, Inc. * (g)                                125,000           1,467
Cadence Design Systems, Inc. * (g)                     100,000           1,620
Catalina Marketing Corp.                                20,000             581
Cephalon, Inc. * (g)                                    20,750           1,364
Ceradyne, Inc. * (g)                                    17,500             856
Cisco Systems, Inc. *                                   30,000             536
Citrix Systems, Inc. * (g)                              15,000             477
Comverse Technology, Inc. *                            100,000           1,938
Concur Technologies, Inc. * (g)                         30,000             392
Convergys Corp. *                                       27,500             525
Crown Castle International Corp. *                      15,000             528
CSG Systems International, Inc. *                       25,000             651
Daktronics, Inc.                                        30,000             844
Digene Corp. * (g)                                      15,000             633
Exfo Electro-Optical Engineering, Inc. *               100,000             520
First Data Corp.                                         5,000             204
FormFactor, Inc. * (g)                                  15,000             643
Freescale Semiconductor, Inc., Class A *                53,500           1,531
GameStop Corp., Class A * (g)                           35,000           1,456
Gartner, Inc. *                                         25,000             356
General Cable Corp. *                                   15,000             536
Hittite Microwave Corp. * (g)                           15,000             611
Hypercom Corp. *                                       125,000           1,175
Integrated Device Technologies, Inc. *                  66,750           1,033
International Game Technology                           39,500           1,527
Intersil Corp., Class A                                 27,500             647
Kinetic Concepts, Inc. *                                25,000           1,114
Lattice Semiconductor Corp. *                           30,000             177
Lexmark International, Inc. * (g)                       27,500           1,486
Lincoln Electric Holdings, Inc.                         12,000             689
Linear Technology Corp. (g)                             33,250           1,075
Mentor Graphics Corp. *                                 40,000             551
Microsemi Corp. *                                       27,500             696
Microsoft Corp.                                         54,750           1,316
Microstrategy, Inc., Class A *                           7,500             618
NDS Group PLC ADR *                                     20,000             947
Nuance Communications, Inc. * (g)                      100,000             926
NVIDIA Corp. *                                          50,000           1,106
Parametric Technology Corp. *                           55,000             850
Phase Forward, Inc. *                                  100,000           1,117
Polycom, Inc. *                                         25,000             555
QLogic Corp. *                                          55,000             962
QUALCOMM, Inc.                                          34,000           1,199
ResMed, Inc. *                                          13,000             603
Seagate Technology                                      35,000             812
Semtech Corp. *                                         75,000             968
Sigmatel, Inc. * (g)                                   150,000             738
SonicWALL, Inc. *                                       25,000             250

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMON STOCKS, CONTINUED
Symbol Technologies, Inc.                              137,500     $     1,520
Technitrol, Inc.                                        27,500             681
Time Warner Telecom, Inc., Class A *                    31,750             532
Triquint Semiconductor *                               180,000             850
VeriFone Holdings, Inc. * (g)                           30,000             848
Vertex Pharmaceuticals, Inc. * (g)                      37,500           1,257
WebEx Communications, Inc. * (g)                        30,000           1,028
Western Digital Corp. *                                 32,500             570
                                                                   -----------

TOTAL COMMON STOCKS                                                     54,232
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (2.9%)
Fifth Third Institutional Money
   Market Fund                                       1,590,595           1,591
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          1,591
                                                                   -----------

SHORT-TERM SECURITIES HELD
   AS COLLATERAL FOR SECURITIES
   LENDING (30.1%)
Pool of various securities for
   Fifth Third Funds                               $    16,640          16,640
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    16,640
                                                                   -----------

TOTAL INVESTMENTS (COST $73,253) + - 131.2%                             72,463

LIABILITIES IN EXCESS OF OTHER ASSETS - (31.2)%                        (17,251)
                                                                   -----------

NET ASSETS - 100.0%                                                $    55,212
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                       INTERNATIONAL EQUITY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS (90.3%)
AUSTRALIA (3.6%)
Alumina, Ltd.                                           59,739     $       292
Amcor, Ltd.                                             46,386             241
AMP, Ltd.                                               31,657             219
Ansell, Ltd.                                             1,145               7
Australia & New Zealand Banking
   Group, Ltd.                                          14,034             271
Australian Gas & Light Co.                               5,010              73
BHP Billiton, Ltd.                                     184,704           3,929
BlueScope Steel, Ltd.                                   37,741             198
Boral, Ltd.                                             30,732             177
Brambles Industries, Ltd. (g)                           25,713             214
Caltex Australia, Ltd.                                  20,530             384
Coca-Cola Amatil, Ltd.                                  18,944              99
Coles Myer, Ltd.                                        10,427              91
Commonwealth Bank of Australia                          29,387           1,009
CSL, Ltd.                                                3,164             128
CSR, Ltd.                                               49,853             129
Foster's Group, Ltd.                                    46,300             191
Insurance Australia Group                               43,892             175
James Hardie Industries NV                              24,574             132
John Fairfax Holdings, Ltd.                              8,521              26
Leighton Holdings, Ltd.                                  2,707              40
Lend Lease Corp., Ltd.                                   4,578              50
Macquarie Bank, Ltd.                                     5,426             257
Macquarie Infrastructure Group                          83,850             175
Mayne Pharma, Ltd. *                                     9,701              20
National Australia Bank, Ltd.                           39,390           1,083
Newcrest Mining, Ltd.                                   17,110             251
Onesteel, Ltd. (g)                                      29,255              87
Orica, Ltd.                                             14,750             265
Origin Energy, Ltd.                                    147,089             851
Paperlinx, Ltd.                                         23,747              63
QBE Insurance Group, Ltd.                               17,030             288
Rinker Group, Ltd.                                      49,029             495
Rio Tinto, Ltd. (g)                                     16,022             913
Santos, Ltd.                                           108,016             952
Sonic Healthcare, Ltd.                                   1,643              16
Stockland Trust Group                                      469               2
Suncorp Metway, Ltd.                                     5,353              79
Sydney Roads Group *                                    27,950              22
SYMBION Health, Ltd.                                     9,701              23
TABCORP Holdings, Ltd. (g)                              10,500             123
Telstra Corp., Ltd. (g)                                 51,965             152
Toll Holdings Ltd.                                       4,810              53
Transurban Group (g)                                     6,346              34
Westfarmers, Ltd.                                        8,854             240
Westpac                                                 21,491             362
Woodside Petroleum, Ltd.                                59,092           1,937
Woolworths, Ltd.                                        27,586             402
                                                                   -----------
                                                                        17,220
                                                                   -----------

AUSTRIA (0.8%)
Andritz AG                                                 476              83
Bank Austria Creditanstalt                               2,492             320

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
AUSTRIA, CONTINUED
Boehler-Uddeholm AG                                      2,480     $       130
Erste Bank Der Oesterreichischen
   Sparkassen AG                                        12,549             724
Flughafen Wein AG                                          714              55
Immofinanz Immobilien Anlagen *                         23,087             265
Mayr-Melnhof Karton AG                                     291              49
Oesterreichische
   Elektrizitaetswirtschafts AG                          5,200             252
OMV AG                                                  11,087             680
Raiffeisen Intl Bank Holding AG                          1,849             159
Telekom Austria AG                                      22,713             513
Voest-Alpine Stahl AG (g)                                1,257             186
Wiener Staedtische Allgemine
   Versicherung AG                                       1,518              88
Wienerberger Baust                                       3,975             188
                                                                   -----------
                                                                         3,692
                                                                   -----------

BELGIUM (0.8%)
Agfa Gevaert NV                                          1,931              45
Bekaert NV                                                 325              30
Belgacom SA                                              3,263             110
Delhaize Group                                           1,553             113
Dexia                                                   25,883             634
Fortis                                                  36,918           1,312
Groupe Bruxelles Lambert SA                              1,616             170
InBev NV                                                 3,790             199
KBC Bancassurance Holding SA                             3,615             394
Solvay SA                                                2,472             293
UCB SA                                                   4,219             246
Umicore                                                  1,052             133
                                                                   -----------
                                                                         3,679
                                                                   -----------

BERMUDA (0.1%)
Cheung Kong Infrastructure Holdings,
   Ltd.                                                 13,000              40
Esprit Holdings, Ltd.                                   33,000             250
Johnson Electric Holdings, Ltd.                         46,500              33
Kerry Properties, Ltd.                                  12,652              42
Li & Fung, Ltd.                                         57,200             120
Shagri-La Asia, Ltd.                                    31,021              64
Yue Yuen Industrial Holdings, Ltd.                      13,500              38
                                                                   -----------
                                                                           587
                                                                   -----------

BRAZIL (0.7%)
Aracruz Celulose SA, B Shares                           21,000             105
Arcelor Brasil SA                                        3,690              59
Banco Itau Holding Financeira SA                        21,000             645
Centrais Eletricas Brasileiras SA,
   B Shares                                          5,176,000             104
Companhia de Bebidas das Americas                      154,000              55
Companhia Siderurgica Nacional SA                        4,000             129
Companhia Vale do Rio Doce,
   A Shares                                             58,536           1,170
Empresa Brasileira de Aeronautica S.A
   (Embraer)                                            16,500             142
Souza Cruz SA                                            3,900              63

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
BRAZIL, CONTINUED
Tele Norte Leste Participacoes SA                       13,000     $       172
Telesp Celular Participacoes SA *                       21,249              53
Unibanco - Uniao de Bancos Brasileiros
   SA GDR                                                3,600             250
Usinas Siderurgicas de Minas Gerais SA,
   A Shares                                              4,200             145
                                                                   -----------
                                                                         3,092
                                                                   -----------

DENMARK (0.5%)
A P Moller - Maersk AS                                      10              76
Danisco AS (g)                                             900              66
Danske Bank                                             21,687             832
DSV AS                                                   1,400             225
GN Store Nord AS (g)                                    12,700             180
Novo Nordisk AS                                          8,730             538
Novozymes AS                                             1,950             130
Vestas Wind Systems AS *                                 5,550             150
William Demant Holdings AS *                             1,000              75
                                                                   -----------
                                                                         2,272
                                                                   -----------

FINLAND (1.4%)
Cargotec Corp., B Shares                                 1,677              69
Fortum Oyj                                               7,489             203
Kesko Oyj, B Shares                                      4,103             170
Kone Oyj, B Shares                                       3,354             150
Metso Oyj, B Shares                                      4,716             170
Neste Oil Oyj                                            2,291              79
Nokia Oyj                                              213,031           4,226
Outokumpo Oyj                                            9,396             228
Rautaruukki Oyj                                          3,708             105
Sampo Insurance Co.                                     13,856             261
Stora Enso Oyj                                          24,479             362
TietoEnator Oyj                                          5,565             133
UPM-Kym'mene Oyj                                        21,307             473
Uponor Oyj                                               1,282              35
Wartsila Corp. Oyj, B Shares                             2,611             101
                                                                   -----------
                                                                         6,765
                                                                   -----------

FRANCE (8.1%)
Accor SA                                                12,681             748
Alcatel                                                 58,712             662
Alstom *                                                 3,934             341
Arcelor (g)                                             19,418           1,035
Arkema *                                                 2,028              79
Atos Origin SA *                                         1,078              50
AXA SA                                                  86,515           2,983
BNP Paribas SA                                          40,417           3,934
Bouygues                                                10,422             520
Business Objects SA *                                    2,957              71
Cap Gemini                                               4,365             234
Carrefour SA                                            24,625           1,535
Casino Guichard-Perrachon                                2,238             184
CNP Assurances                                           2,917             278
Compagnie de Saint-Gobain                               10,839             774
Compagnie Generale des
   Etablissements Michelin                               3,038             185

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
FRANCE, CONTINUED
Credit Agricole SA                                      16,973     $       682
Dassault Systems SA                                      2,314             120
Essilor International SA                                 2,213             221
Euronext NV                                              2,317             208
European Aeronautic Defence and
   Space Co.                                             8,411             242
France Telecom SA                                       54,437           1,140
Gecina SA                                                1,903             246
Groupe Danone                                           10,041           1,327
Hermes International                                     1,062              88
Imerys SA                                                1,299              94
Klepierre                                                1,607             204
L'Air Liquide SA                                         4,730             955
L'Oreal SA                                               8,747             876
Lafarge SA                                               6,910             836
Lagardere Group SCA                                      3,721             261
LVMH Moet-Hennessy Louis Vuitton                         6,483             651
Neopost SA                                               1,658             181
Peugeot SA                                               3,461             182
PPR SA                                                   1,689             226
Publicis Groupe (g)                                      2,839             106
Renault SA                                               3,561             389
Safran SA                                                3,684              72
Sanofi-Aventis                                          34,761           3,305
Schneider Electric SA                                    7,778             800
Societe BIC SA                                           1,476              89
Societe Generale-A                                      15,897           2,371
Societe Television Francaise 1                           3,496             111
Sodexho SA                                               5,019             255
STMicroelectronics NV                                    8,706             130
Suez SA                                                 16,628             689
Technip-Coflexip SA                                      1,654              89
Thales SA                                                3,488             139
Thomson                                                  6,464             109
Total SA                                                81,156           5,519
Unibail Union Credit                                     2,597             482
Veolia Environnement                                     3,368             183
Vinci SA                                                 4,968             505
Vivendi Universal                                       23,213             786
Zodiac SA                                                1,683              96
                                                                   -----------
                                                                        38,578
                                                                   -----------

GERMANY (8.5%)
Adidas-Salomon AG                                       11,528             538
Allianz AG                                              21,413           3,363
Altana AG                                                3,946             227
BASF AG                                                 29,433           2,372
Bayer AG                                                36,013           1,773
Beiersdorf AG                                            2,853             150
Celesio AG                                               4,370             205
Commerzbank AG                                          32,417           1,140
Continental AG                                           7,178             736
DaimlerChrysler AG                                      44,315           2,292
Deutsche Bank AG                                        27,128           3,140

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
GERMANY, CONTINUED
Deutsche Boerse AG                                       5,605     $       794
Deutsche Lufthansa AG                                   12,571             235
Deutsche Post AG                                        39,484             977
Deutsche Postbank AG                                     2,905             212
Deutsche Telekom AG                                    157,542           2,439
E.ON AG                                                 34,023           4,107
Fresenius Medical Care AG                                3,516             424
Heidelberger Druckmaschinen AG                           2,900             120
Henkel KGaA                                              3,349             398
Hochtief AG                                              3,045             158
Hypo Real Estate Holding AG                              7,464             415
Infineon Technologies AG *                              35,239             377
Karstadt AG * (g)                                        4,366             103
Linde AG                                                 4,310             364
MAN AG                                                   8,720             631
Merck KGAA                                               2,696             246
Metro AG                                                 7,872             449
Muenchener Rueckver AG                                  10,806           1,489
Porsche AG                                                 387             380
Puma AG Rudolf Dassler Sport                               680             247
RWE AG                                                   2,000             159
RWE AG                                                  22,764           1,996
SAP AG                                                  12,216           2,233
Siemens AG                                              44,261           3,573
Suedzucker AG (g)                                        4,457             108
Thyssen Krupp AG                                        20,056             700
TUI AG (g)                                              12,610             257
Volkswagen AG (g)                                        8,534             641
                                                                   -----------
                                                                        40,168
                                                                   -----------

GREAT BRITAIN (19.9%)
3I Group PLC                                             2,424              42
Aegis Group PLC                                         34,975              79
AMEC PLC                                                12,375              64
Amvescap PLC                                             3,733              36
Anglo American PLC                                      53,387           2,229
ARM Holdings PLC                                        44,473              97
Arriva PLC                                              10,995             113
Associated British Ports Holdings PLC                   19,494             330
AstraZeneca PLC                                         73,208           4,469
Aviva PLC                                              114,821           1,540
BAE Systems PLC                                        130,854             873
Balfour Beatty                                          21,507             144
Barclays PLC                                           221,223           2,595
Barratt Developments PLC                                 6,653             120
BBA Group PLC                                           30,027             141
Bellway PLC                                              3,499              77
Berkeley Group Holdings PLC *                            3,666              84
BG Group PLC                                           133,581           1,796
BHP Billiton PLC                                        93,576           1,772
BOC Group PLC                                           19,198             575
Boots Group PLC                                         18,784             276
BP PLC                                                 780,078           9,397
Brambles Industries PLC                                  3,701              30

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
British Airways PLC *                                   25,641     $       185
British American Tobacco PLC                            49,480           1,334
British Land Co. PLC                                    14,566             372
British Sky Broadcasting Group PLC                      28,331             297
BT Group PLC                                           305,111           1,355
Bunzl PLC                                               16,193             189
Burberry Group PLC                                       7,387              66
Cadbury Schweppes PLC                                   83,589             817
Capita Group PLC                                         3,380              33
Carnival PLC                                             9,335             372
Centrica PLC                                            82,105             449
Close Brothers Group PLC                                   665              11
Cobham PLC                                              48,564             151
Compass Group PLC                                      112,548             537
Corus Group PLC                                         34,053             273
Daily Mail & General Trust                               8,477              90
Diageo PLC                                             154,707           2,719
Dixons Group PLC                                        51,800             193
Electrocomponents PLC                                   20,828              92
EMAP PLC                                                 7,086              92
EMI Group PLC                                           22,340             107
Enterprise Inns PLC                                     18,788             341
FirstGroup PLC                                          25,542             214
FKI PLC                                                 19,992              37
Friends Provident PLC                                   87,895             299
George Wimpey PLC                                       10,884              98
GKN PLC                                                 19,649              95
Glaxosmithkline PLC                                    249,681           6,906
Group 4 Securicor PLC                                    5,825              18
GUS PLC                                                 20,830             392
Hammerson PLC                                            8,008             187
Hanson PLC                                              27,658             340
Hays PLC                                                 8,139              20
HBOS PLC                                               126,833           2,309
HSBC Holdings PLC                                      363,484           6,591
ICAP PLC                                                 2,480              22
IMI PLC                                                 20,114             190
Imperial Chemical Industries PLC                        45,589             316
Imperial Tobacco Group PLC                              20,578             673
InterContinental Hotels Group PLC                       22,077             357
International Power PLC                                  9,592              53
Invensys PLC *                                         251,292              87
ITV PLC                                                 97,501             177
J Sainsbury PLC                                         44,940             295
Johnson Matthey PLC                                      8,435             204
Kelda Group PLC                                         13,820             215
Kesa Electricals PLC                                     8,163              47
Kingfisher PLC                                          31,317             143
Ladbrokes PLC                                           30,621             221
Land Securities Group PLC                               13,012             480
Legal & General Group PLC                              291,166             676
Liberty International PLC                                7,004             150
Lloyds TSB Group PLC                                   176,828           1,780

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Logica PLC                                              37,077     $       118
London Stock Exchange Group PLC                          1,096              23
Man Group PLC                                            1,505              69
Marks & Spencer PLC                                     42,231             471
Meggitt PLC                                             21,954             122
Misys PLC                                               23,956             109
Mitchells & Butlers PLC                                 27,489             272
National Express Group PLC                               8,899             136
National Grid PLC                                       98,436           1,121
Next PLC                                                 6,598             210
Pearson PLC                                             20,364             277
Persimmon PLC                                            7,497             179
Provident Financial PLC                                  1,305              14
Prudential Corp. PLC                                    82,550             867
Punch Taverns PLC                                       13,133             216
Reckitt Benckiser PLC                                   23,680             950
Reed Elsevier PLC                                       32,223             321
Rentokil Initial PLC                                     9,250              28
Resolution PLC                                           1,014              11
Reuters Holding PLC                                     37,796             277
Rexam PLC                                               21,397             202
Rio Tinto PLC                                           40,541           2,094
Rolls-Royce Group PLC                                   61,986             510
Royal & Sun Alliance Insurance
   Group PLC                                           119,897             300
Royal Bank of Scotland Group PLC                        95,869           3,119
Royal Dutch Shell PLC                                  148,733           5,247
Royal Dutch Shell PLC, B Shares                        103,914           3,826
Sage Group PLC                                          57,209             248
Schroders PLC                                              635              11
Scottish & Southern Energy PLC                          30,125             681
Scottish Power PLC                                      50,980             576
Serco Group PLC                                          2,367              15
Severn Trent PLC                                        14,055             341
Signet Group PLC                                        41,542              78
Slough Estates PLC                                      11,434             142
Smith & Nephew PLC                                      17,131             148
Smiths Industries PLC                                   21,670             365
Stagecoach Group PLC                                    47,328              99
Tate & Lyle PLC                                         28,676             367
Taylor Woodrow PLC                                      16,288             105
Tesco PLC                                              258,299           1,734
Tompkins PLC                                            38,925             205
Unilever PLC                                            61,963           1,465
United Business Media PLC                                7,678              91
United Utilities PLC                                     5,154              64
Vodafone Group PLC                                   1,955,335           4,246
Vodafone Group PLC, B Shares  (j)                    2,234,668             626
Whitbread PLC                                           11,647             270
William Hill PLC                                        21,682             239
Wolseley PLC                                            23,361             497

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
WPP Group PLC                                           24,954     $       295
Yell Group PLC                                          17,214             164
                                                                   -----------
                                                                        94,707
                                                                   -----------

GREECE (0.3%)
Alpha Bank A.E                                          14,112             362
EFG Eurobank Ergasias                                    7,234             204
National Bank of Greece SA                              12,654             492
OPAP SA                                                  7,500             272
Titan Cement Co.                                         2,300             112
                                                                   -----------
                                                                         1,442
                                                                   -----------

HONG KONG (1.0%)
ASM Pacific Technology, Ltd.                             1,500               8
Bank of East Asia, Ltd.                                 45,249             187
BOC Hong Kong Holdings, Ltd.                           111,000             226
Cathay Pacific Airways, Ltd.                            30,000              54
Cheung Kong Infrastructure
   Holdings, Ltd.                                       46,000             498
CLP Holdings, Ltd.                                      56,180             333
Hang Lung Properties, Ltd.                              56,000             111
Hang Seng Bank, Ltd.                                    23,500             300
Henderson Land Development, Ltd.                        23,000             126
Hong Kong & China Gas Co., Ltd.                        121,348             275
Hong Kong Electric Holdings, Ltd.                       43,000             205
Hong Kong Exchanges & Clearing, Ltd.                    31,000             201
Hopewell Holdings, Ltd.                                 19,000              54
Hutchison Telecommunications
   International, Ltd. *                                40,000              69
Hutchison Whampoa, Ltd.                                 64,000             585
Hysan Development Co., Ltd.                             18,908              53
MTR Corp.                                               42,650             109
New World Development Co., Ltd.                         70,649             121
PCCW, Ltd.                                             109,047              69
Sino Land Company, Ltd.                                 24,401              41
Sun Hung Kai Properties, Ltd.                           40,136             422
Swire Pacific, Ltd.                                     29,000             301
Techtronic Industries Co., Ltd.                         28,500              38
Television Broadcasts, Ltd.                              9,000              55
The Link REIT *                                         50,000             105
Wharf Holdings, Ltd.                                    36,600             136
                                                                   -----------
                                                                         4,682
                                                                   -----------

INDONESIA (0.0%)
PT Mulia Industrindo Tbk *                              19,000              -- #
                                                                   -----------

IRELAND (0.1%)
Depfa Bank PLC                                          17,593             298
                                                                   -----------

JAPAN (27.5%)
Acom Co., Ltd.                                           1,120              51
Advantest                                                5,200             504
AEON Co., Ltd.                                          27,000             630
AEON Credit Service Co., Ltd.                              900              19
Aiful Corp.                                              1,050              41
Ajinomoto Co., Inc.                                     31,400             353

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Alps Electric Co., Ltd.                                  9,000     $       111
Amada Co., Ltd.                                         16,000             170
Asahi Breweries, Ltd.                                   20,900             305
Asahi Glass Co., Ltd.                                   62,800             805
Asahi Kasei Corp.                                       62,000             386
Asatsu, Ltd.                                             1,200              39
Astellas Pharma, Inc.                                   31,100           1,237
Bank of Kyoto, Ltd.                                     15,000             155
Bank of Yokohama, Ltd.                                  75,000             601
Benesse Corp.                                            2,700              96
Bridgestone Corp.                                       47,000             855
Canon, Inc.                                             58,200           2,798
Casio Computer Co., Ltd. (g)                            17,000             336
Central Japan Railway Co.                                   69             764
Chiba Bank, Ltd.                                        48,000             470
Chiyoda Corp. (g)                                       10,000             192
Chubu Electric Power Co., Inc.                          24,300             589
Chugai Pharmaceutical Co., Ltd.                         16,004             330
Citizen Watch Co., Ltd. (g)                             19,300             165
COMSYS Holdings Corp.                                    9,000             104
Credit Saison Co., Ltd.                                  2,600             113
CSK Corp.                                                4,100             168
Dai Nippon Printing Co., Ltd.                           22,600             356
Daicel Chemical Industries, Ltd.                         9,000              66
Daiichi Sanko Co., Ltd.                                 41,400           1,138
Daikin Kogyo Corp.                                       9,100             294
Dainippon Ink & Chemicals, Inc.                         32,000             111
Daito Trust Construction Co., Ltd.                       7,500             408
Daiwa House Co., Ltd.                                   38,600             629
Daiwa Securities Group, Ltd.                           171,000           1,911
Denki Kagaku Kogyo Kabushiki
   Kaisha, Ltd.                                         20,000              81
Denso Corp.                                             34,350           1,178
Dentsu, Inc.                                                24              71
Dowa Mining Co., Ltd. (g)                               28,000             252
E*TRADE Securities Co., Ltd.                               107             143
East Japan Railway Co.                                     198           1,473
Ebara Corp.                                             16,800              70
Eisai Co., Ltd.                                         16,702             771
FamilyMart Co., Ltd.                                     2,900              88
Fanuc Co., Ltd.                                          9,600             801
Fast Retailing Co., Ltd.                                 3,800             309
Fuji Electric Holdings Co., Ltd.                        11,000              54
Fuji Photo Film Co., Ltd.                               22,600             761
Fuji Soft ABC, Inc.                                      2,200              73
Fuji Television Network                                     29              60
Fujikura                                                14,000             175
Fujitsu, Ltd.                                           85,000             659
Furukawa Electric Co., Ltd. (g)                         30,800             199
Hankyu Department Stores, Inc. (g)                       4,000              31
Hirose Electric Co., Ltd.                                2,800             361
Hitachi Chemical Co., Ltd.                               1,000              24

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Hitachi Construction Machinery
   Co., Ltd.                                             1,200     $        28
Hitachi, Ltd.                                          166,000           1,063
Hokkaido Electric Power Co., Inc.                        6,900             167
Hokuhoku Financial Group, Inc.                          79,000             298
Honda Motor Co., Ltd.                                   96,102           3,170
Hoya Corp.                                              24,700             864
IBIDEN Co., Ltd.                                         5,500             266
Index Corp. (g)                                             53              42
INPEX Holdings, Inc. *                                      21             198
Isetan Co., Ltd.                                        10,500             165
Ishikawajima-Harima Heavy Industries
   Co., Ltd.                                            56,000             158
Itochu Corp.                                            71,000             640
Itochu Techno-Science Corp. (g)                          1,700              76
Japan Airlines System Corp. * (g)                       43,000              79
Japan Real Estate Investment Corp.                          24             209
Japan Retail Fund Investment Corp.                          21             162
Japan Tobacco, Inc.                                        175             670
JFE Holdings, Inc.                                      18,300             731
JGC Corp.                                               14,000             232
Joyo Bank, Ltd.                                         54,000             330
JS Group Corp.                                          12,800             263
JSR Corp.                                                8,200             193
Kajima Corp.                                            67,400             283
Kaneka Corp.                                            12,000             107
Kansai Electric Power Co., Inc.                         33,800             778
Kao Corp.                                               28,000             728
Kawasaki Heavy Industries, Ltd.                         57,000             173
Kawasaki Kisen Kaisha, Ltd. (g)                          4,000              23
Keihin Electric Express Railway
   Co., Ltd. (g)                                        13,000              92
Keio Electric Railway Co., Ltd.                          9,000              56
Keyence Corp.                                            3,000             685
Kikkoman Corp.                                           6,000              77
Kinki Nippon Railway Co., Ltd. (g)                      79,230             249
Kirin Brewery Co., Ltd.                                 43,400             644
Kobe Steel, Ltd.                                        90,000             272
Kokuyo Co., Ltd. (g)                                     2,900              48
Komatsu, Ltd.                                           55,400           1,114
Komori Corp.                                             1,000              22
Konami Co., Ltd.                                         5,700             139
Konica Corp.                                            27,500             350
Kubota Corp.                                            76,000             699
Kuraray Co., Ltd.                                       19,500             215
Kurita Water Industries, Ltd.                            3,500              65
Kyocera Corp.                                            8,300             680
Kyowa Hakko Kogyo Co., Ltd.                             15,000             109
Kyushu Electric Power Co., Inc.                         15,200             355
Lawson, Inc.                                             2,600              89
Leopalace 21 Corp.                                       9,900             346
Mabuchi Motor Co., Ltd. (g)                              1,800             121
Marubeni Corp.                                          69,800             371

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Marui Co., Ltd.                                         26,900     $       383
Matsui Securities Co., Ltd.                                100               1
Matsushita Electric Industrial Co., Ltd.                98,000           2,039
Matsushita Electric Works                               16,000             178
Meiji Seika Co., Ltd.                                    7,000              35
Meitec Corp.                                             1,300              42
Millea Holdings, Inc.                                       73           1,414
Minebea Co., Ltd.                                       19,000              97
Mitsubishi Chemical Holdigs Corp.                       43,500             274
Mitsubishi Corp.                                        62,300           1,277
Mitsubishi Electric Corp.                              107,800             846
Mitsubishi Estate Co., Ltd.                            101,000           2,093
Mitsubishi Heavy Industries, Ltd.                      182,000             745
Mitsubishi Logistics Corp.                               3,000              44
Mitsubishi Materials Corp.                              91,000             361
Mitsubishi Rayon Co., Ltd.                              27,000             205
Mitsubishi Tokyo Financial Group, Inc.                     372           5,258
Mitsubishi UFJ Securities Co., Ltd.                     24,000             270
Mitsui & Co., Ltd.                                      76,800           1,170
Mitsui Chemicals, Inc.                                  24,000             151
Mitsui Fudosan Co., Ltd.                                71,400           1,517
Mitsui Mining & Smelting Co., Ltd.                      56,000             319
Mitsui O.S.K. Lines, Ltd. (g)                           10,000              66
Mitsui Sumitomo Insurance Co.                           60,230             709
Mitsui Trust Holding, Inc.                              36,513             401
Mitsukoshi, Ltd.                                        28,000             130
Mizuho Financial Group, Inc.                               439           3,689
Murata Manufacturing Co., Ltd.                          11,200             741
NEC Corp.                                              110,200             609
NEC Electronics Corp. * (g)                              2,600              79
Net One Systems Co., Ltd. (g)                               33              51
New Oji Paper Co.                                       52,400             304
NGK Insulators, Ltd.                                    20,600             264
NGK Spark Plug Co., Ltd.                                12,000             251
Nidec Corp.                                              5,300             376
Nikko Cordial Corp.                                     72,000             859
Nikon Corp. (g)                                         15,000             266
Nintendo Co., Ltd.                                       6,200           1,158
Nippon Building Fund, Inc. (g)                              28             276
Nippon Electric Glass Co., Ltd.                         10,000             223
Nippon Express Co., Ltd.                                40,600             206
Nippon Meat Packers, Inc.                                9,600             113
Nippon Mining Holdings, Inc.                            25,500             216
Nippon Oil Co., Ltd.                                    76,600             600
Nippon Paper Group, Inc.                                    44             175
Nippon Sheet Glass Co., Ltd. (g)                        21,000             101
Nippon Steel Corp.                                     230,800             898
Nippon Telegraph and
   Telephone Corp.                                         145             758
Nippon Yusen Kabushiki Kaisha                           60,000             386
Nishi-Nippon City Bank, Ltd.                            42,000             186
Nissan Chemical Industries, Ltd.                         7,000              88
Nissan Motors Co., Ltd.                                143,400           1,546

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Nisshin Seifun Group, Inc.                               6,000     $        68
Nisshin Steel Co., Ltd.                                  9,000              27
Nisshinbo Industries, Inc.                               3,000              32
Nissin Food Products Co., Ltd.                           4,100             150
Nitto Denko Corp.                                        9,900             719
Nomura Holdings, Inc.                                  168,900           2,998
Nomura Research Institute, Ltd.                          1,400             188
NSK, Ltd.                                               37,000             284
NTN Corp.                                               27,000             204
NTT Data Corp.                                              79             359
NTT DoCoMo, Inc.                                           190             277
Obayashi Corp.                                          44,000             284
OBIC Co., Inc.                                             400              85
Oki Electric Industry Co., Ltd. (g)                     33,000              69
Okumura Corp.                                           12,000              62
Olympus Optical Co., Ltd.                                8,000             230
Omron Corp.                                             11,000             277
Onward Kashiyama Co., Ltd.                               4,000              53
Oracle Corp. Japan                                       2,000              88
Oriental Land Co., Ltd.                                  2,700             148
Osaka Gas Co., Ltd.                                     91,200             308
Pioneer Electronic Corp. (g)                             8,601             141
Promise Co., Ltd.                                        1,450              65
Resona Holdings, Inc.                                      223             698
Ricoh Co., Ltd.                                         32,000             645
Rohm Co., Ltd.                                           7,400             629
Sampo Japan Insurance, Inc.                             41,000             554
Sanken Electric Co., Ltd.                                7,000              90
Sanyo Electric Co., Ltd. * (g)                          81,000             163
Secom Co., Ltd.                                          9,100             444
Seiko Epson Corp. (g)                                    5,500             154
Sekisui Chemical Co., Ltd.                              20,000             173
Sekisui House, Ltd. (g)                                 48,600             689
Seven & I Holdings Co., Ltd.                            36,180           1,262
Sharp Corp.                                             41,200             696
Shimachu Co., Ltd.                                       2,500              66
Shimamura Co., Ltd.                                      1,300             133
Shimano, Inc.                                            4,600             138
Shimizu Construction Corp. (g)                          47,600             254
Shin-Etsu Chemical Co.                                  18,948           1,098
Shinko Securities Co., Ltd.                             22,000              79
Shinsei Bank, Ltd.                                      68,000             424
Shionogi & Co., Ltd.                                    19,000             361
Shisiedo Co., Ltd.                                      17,800             356
Shizuoka Bank, Ltd. (g)                                 40,000             455
Showa Denko KK                                          32,000             131
Showa Shell Sekiyu KK                                   10,000             125
Skylark Co., Ltd. (g)                                    7,000             151
SMC Corp.                                                3,400             435
Softbank Corp. (g)                                      46,200             848
Sony Corp.                                              35,398           1,630
Stanley Electric Co., Ltd.                               5,600             119
Sumitomo Bakelite Co.                                    6,000              53

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Sumitomo Chemical Co., Ltd.                             65,600     $       518
Sumitomo Corp.                                          46,200             655
Sumitomo Electric Industries                            34,400             451
Sumitomo Heavy Industries, Ltd.                         23,000             200
Sumitomo Metal Industry, Ltd.                          136,000             543
Sumitomo Metal Mining Co., Ltd.                         52,600             742
Sumitomo Mitsui Financial Group, Inc.                      273           2,906
Sumitomo Osaka Cement Co., Ltd.                         12,000              36
Sumitomo Realty & Development
   Co., Ltd.                                            44,000           1,094
Sumitomo Trust & Banking                                76,000             807
T&D Holdings, Inc.                                      11,450             910
Taiheiyo Cement Corp.                                   29,000             109
Taisei Construction                                     63,000             211
Taisho Pharmaceutical Co.                               11,913             234
Taiyo Yuden Co., Ltd.                                    5,000              66
Taka Shi Maya Co., Ltd. (g)                             18,000             217
Takara Holdings, Inc. (g)                                7,000              39
Takeda Pharmaceutical Co., Ltd.                         53,600           3,461
Takefuji Corp.                                           1,780              87
TDK Corp.                                                6,100             477
Teijin, Ltd.                                            42,400             239
Terumo Corp.                                             9,500             343
The 77 Bank, Ltd.                                       14,000             102
The Bank of Fukuoka, Ltd. (g)                           31,000             231
The Daimaru, Inc.                                       17,000             203
THK Co., Ltd.                                            2,300              61
TIS, Inc.                                                1,851              40
Tobu Railway Co., Ltd.                                  32,600             158
Toho Co.                                                 2,200              46
Tohoku Electric Power Co., Ltd.                         18,900             397
Tokyo Broadcasting System, Inc.                          6,600             139
Tokyo Electric Power Co., Inc.                          51,700           1,389
Tokyo Electronics, Ltd.                                 11,200             712
Tokyo Gas Co., Ltd.                                    109,600             545
Tokyo Tatemono Co., Ltd.                                16,000             162
Tokyu Corp.                                             47,400             294
Tonengeneral Sekiyu K.K. (g)                            17,000             170
Toppan Printing Co., Ltd.                               23,600             272
Toray Co.                                               61,100             513
Toshiba Corp. (g)                                      166,000           1,073
Tosoh Corp.                                             27,000              95
Toto, Ltd. (g)                                          25,600             244
Toyo Seikan Kaisha, Ltd.                                 9,000             178
Toyota Industries Corp.                                  5,300             215
Toyota Motor Corp.                                     154,700           8,179
Trend Micro, Inc.                                        6,200             203
Uni-Charm Corp.                                          2,000             111
Uniden Corp.                                             4,000              42
UNY Co., Ltd.                                            6,000              86
Ushio, Inc.                                              3,000              64
USS Co., Ltd.                                            2,940             195
Wacoal Corp.                                             3,000              39

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
West Japan Railway Co.                                      22     $        92
Yahoo Japan Corp.                                          948             401
Yakult Honsha Co., Ltd. (g)                              5,000             130
Yamada Denki Co., Ltd.                                   6,100             593
Yamaha Corp.                                             6,300             122
Yamaha Motor Co., Ltd.                                   1,000              26
Yamato Transport Co., Ltd.                              17,000             251
Yamazaki Baking Co., Ltd. (g)                            5,000              45
Yokogawa Electric Corp.                                 12,000             160
                                                                   -----------
                                                                       130,764
                                                                   -----------

JERSEY (0.0%)
Meinl European Land, Ltd. *                              7,576             159
                                                                   -----------

MEXICO (0.9%)
Alfa, SA                                                13,000              66
America Movil SA de CV                                 746,000           1,333
Cemex SA de CV                                         244,000             689
Coca-Cola Femsa SA de CV                                 6,000              18
Corporacion GEO SA de CV *                              15,000              59
Fomento Economico Mexicano SA
   de CV                                                26,000             228
Grupo Carso SA de CV                                    30,000              80
Grupo Financiero Banorte SA de CV                       51,000             140
Grupo Mexico SA de CV                                   45,000             145
Grupo Modelo SA de CV                                   21,000              92
Grupo Televisa SA                                       88,000             326
Kimberly Clark de Mexico SA de CV                       21,000              79
Telefonos de Mexico SA de CV                           503,000             592
Urbi, Desarrollos Urbanos, SA de CV *                   12,000              31
Wal-Mart de Mexico SA de CV                            154,000             475
                                                                   -----------
                                                                         4,353
                                                                   -----------

NETHERLANDS (3.0%)
ABN AMRO Holding NV (g)                                 83,651           2,315
Aegon NV                                                85,974           1,459
Akzo NV                                                 10,755             598
ASML Holding NV *                                       20,394             402
Corio NV                                                 3,575             239
Heineken NV                                              9,339             439
ING Groep NV                                            78,752           3,196
Koninklijke DSM NV                                       5,893             230
Koninklijke KNP NV                                      65,300             741
Oce NV                                                   4,385              71
Philips Electronics NV                                  36,887           1,218
QIAGEN NV *                                              8,202             125
Reed Elsevier NV (g)                                    17,002             253
Rodamco Cont Eurpope NV                                  2,933             311
TNT Post Groep NV                                       17,981             643
Unilever NV                                             70,046           1,665
Vedior NV                                                5,687             107
Wereldhave NV                                            1,458             155
Wolters Kluwer NV CVA                                    9,213             217
                                                                   -----------
                                                                        14,384
                                                                   -----------

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
NEW ZEALAND (0.0%)
Auckland International Airport, Ltd.                     7,148     $         9
Contact Energy, Ltd.                                     2,639              12
Fisher & Paykel Appliances Holdings,
   Ltd.                                                  1,810               5
Fisher & Paykel Industries, Ltd.                         2,095               6
Fletcher Building, Ltd.                                  2,432              13
Sky City Entertainment Group, Ltd.                       2,511               8
Telecom Corp. of New Zealand, Ltd. (g)                  12,253              30
The Warehouse Group, Ltd.                                1,226               4
                                                                   -----------
                                                                            87
                                                                   -----------

NORWAY (0.5%)
DnB Holding ASA                                         13,396             170
Norsk Hydro ASA                                         24,210             688
Norske Skogindustrier AG                                 7,100             109
Orkla SA                                                 8,000             363
Schibsted ASA (g)                                        1,250              34
Statoil ASA                                             22,650             672
Storebrand ASA                                           1,300              14
Tandberg ASA                                             5,800              54
Tandberg Television ASA *                                3,000              42
Telenor ASA                                             23,000             294
Tomra Systems ASA                                        2,135              15
Yara International ASA                                   8,742             132
                                                                   -----------
                                                                         2,587
                                                                   -----------

PORTUGAL (0.2%)
Banco Commercial                                        88,339             254
BPI-SGPS SA                                              2,389              18
Brisa Auto-Estradas (g)                                 20,326             207
Energias de Portugal SA                                 12,673              50
Portugal Telecom SA                                     24,085             298
PT Multimedia-Servicos de
   Telecomunicacoes e Multimedia,
   SGPS, SA                                              1,374              16
Sonae, SGPS SA                                          25,407              40
                                                                   -----------
                                                                           883
                                                                   -----------

RUSSIA (1.3%)
AO VimpelCom ADR *                                       4,200             202
GMK Norilsk Nickel ADR                                   3,400             464
Lukoil ADR                                              22,100           1,918
Mobile TeleSystems, ADR                                  8,000             256
Oao Gazprom ADR                                         46,950           1,986
Polyus Gold ADR *                                        4,700             209
RAO Unified Energy Systems, GDR                          3,727             273
Surgutneftegaz ADR (g)                                   6,600             485
Tatneft ADR                                              3,000             309
                                                                   -----------
                                                                         6,102
                                                                   -----------

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
SINGAPORE (1.0%)
Ascendas Real Estate Investment Trust                   50,000     $        61
Capitaland, Ltd.                                        61,000             158
CapitaMall Trust                                        44,300              62
Chartered Semiconductor Manufacturing,
   Ltd. * (g)                                           71,000              49
City Developments, Ltd.                                 26,370             150
ComfortDelGro Corp., Ltd.                               95,333              94
Cosco Corp., Ltd.                                       41,000              40
Creative Technology, Ltd.                                6,254              34
DBS Group Holdings, Ltd.                                53,945             618
Fraser and Neave, Ltd.                                 100,000             256
Jardine Cycle & Carriage, Ltd.                          13,031              88
K-REIT Asia                                              6,400               6
Keppel Corp., Ltd.                                      27,000             262
Keppel Land, Ltd. (g)                                   18,000              45
Neptune Orient Lines, Ltd.                              55,000              63
Oversea-Chinese Banking Corp., Ltd.                    121,490             489
Parkway Holdings, Ltd.                                  31,000              50
SembCorp Industries, Ltd.                               41,784              90
SembCorp. Marine, Ltd.                                  28,000              59
Singapore Airlines, Ltd.                                28,000             231
Singapore Exchange, Ltd.                                38,911              91
Singapore Land, Ltd.                                    17,000              68
Singapore Post, Ltd.                                    76,000              52
Singapore Press Holdings, Ltd.                          76,743             190
Singapore Technology Engineering, Ltd.                  67,760             121
Singapore Telecommunications, Ltd.                     372,503             610
STATS ChipPAC, Ltd. *                                   68,000              39
United Overseas Bank, Ltd.                              56,720             561
United Overseas Land, Ltd.                              31,376              57
Venture Corp., Ltd.                                     13,445              91
                                                                   -----------
                                                                         4,785
                                                                   -----------

SPAIN (2.0%)
Abertis Infraestructuras (g)                             7,916             187
Acciona SA                                                 802             122
Acerinox SA (g)                                          6,445             121
Actividades de Construccion y
   Servicios SA                                          5,946             260
Altadis SA                                              10,809             511
Antena 3 Television SA (g)                               1,288              28
Banco Bilbao Vizcaya-Argentari                          78,816           1,675
Banco Popular Espanol SA                                22,101             332
Banco Santander Central Hispano SA (g)                 110,347           1,671
Cintra Concesiones de Infraestructuras
   de Transporte SA (g)                                  7,334              93
Endesa SA                                               12,113             414
Fomento de Construcciones y
   Contratas SA                                            931              73
Gas Natural SDG SA (g)                                  16,755             541
Grupo Ferrovial SA (g)                                   1,326             107

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
SPAIN, CONTINUED
Iberdrola SA                                            10,338     $       367
Indra Sistemas SA                                        2,092              42
Industria de Diseno Textil SA                            4,668             203
Repsol SA                                               18,817             529
Sociedad General De Aguas De
   Barcelona SA                                          2,047              56
Telefonica SA                                          108,118           1,829
Union Electric Fenosa SA (g)                             2,178              89
Vallehermoso SA                                          2,086              78
                                                                   -----------
                                                                         9,328
                                                                   -----------

SWEDEN (2.1%)
Alfa Laval AB                                              900              29
Assa Abloy AB, Series B                                 12,150             200
Atlas Copco AB, A Shares                                12,092             301
Atlas Copco AB, B Shares                                 7,200             171
Billerud                                                 4,050              62
Electrolux AB, Series B                                  7,900             115
Eniro AB                                                 4,900              56
Ericsson LM, Series B                                  593,737           1,871
Getinge AB, B Shares                                     6,400             115
Hennes & Mauritz AB, Series B                           12,550             466
Holmen AB                                                2,100              90
Husqvarna AB, B Shares *                                 7,900              85
Modern Times Group MTG AB,
   B Shares *                                            1,550              77
Nordea Bank AB                                         130,222           1,631
Sandvik AB                                              38,440             400
Scania AB, Series B                                      4,000             180
Securitas AB, Series B                                  15,700             293
Shanska AB, Series B                                    13,117             206
Skandiaviska Enskil                                     22,520             555
SKF AB, Series B                                        12,200             173
SSAB Svenskt Stal AB, Series A                           7,200             143
Svenska Cellulosa AB, Series B                           7,600             319
Svenska Handelsbanken, Series A                         36,502             925
Swedish Match AB                                        19,700             325
Tele2 AB (g)                                             5,425              53
Telia                                                   53,426             300
Volvo AB, Series A                                       3,633             195
Volvo AB, Series B                                       8,410             445
WM-Data AB                                               9,600              32
                                                                   -----------
                                                                         9,813
                                                                   -----------

SWITZERLAND (5.3%)
Abb, Ltd.                                               67,709             875
Adecco SA, Registered                                    1,689              98
Ciba Specialty Chemicals AG                              2,570             142
Clariant AG                                              8,759             120
Compagnie Finaciere Richemont AG                        13,296             600
Credit Suisse Group                                     27,666           1,551
Geberit AG                                                 170             190
Givaudan                                                   268             221
Holcim, Ltd.                                             7,707             602

                                    CONTINUED

                                                     SHARES           VALUE
                                                   -----------     -----------
FOREIGN STOCKS, CONTINUED
SWITZERLAND, CONTINUED
Kudelski SA                                              1,850     $        40
Logitech International S.A. *                            7,960             162
Lonza Group AG                                           1,476             100
Nestle                                                  15,523           5,089
Nobel Biocare Holding AG                                   963             228
Novartis AG, Registered                                 77,814           4,421
Roche Holdings AG, Genusscheine                         23,396           4,165
Schindler Holding AG                                     2,450             131
Serono SA                                                  174             118
Societe Generale de Surveillance
   Holdings SA                                             132             122
Straumann AG                                               510             130
Swiss Reinsurance                                        2,788             201
Swisscom AG                                                664             219
Syngenta                                                 4,147             596
Synthes, Inc.                                            2,018             233
The Swatch Group AG, Series B                            1,016             181
UBS AG                                                  78,142           4,253
Zurich Financial Services                                2,010             451
                                                                   -----------
                                                                        25,239
                                                                   -----------

TURKEY (0.7%)
Akbank TAS                                              99,593             480
Anadolu Efes Biracilik ve Malt Sanayii AS                2,297              61
Arcelik AS                                              19,534             121
Dogan Sirketler Grubu Holding AS                        42,270             174
Dogan Yayin Holding AS *                                26,147              88
Eregli Demir ve Celik Fabrikalari TAS                   45,737             234
Ford Otomotiv Sanayi AS                                 11,885              81
Haci Omer Sabanci Holding AS                            71,444             227
Hurriyet Gazetecilik ve Matbaacilik AS                  14,856              34
Koc Holding AS *                                        37,480             130
Migros Turk AS *                                        15,768             127
Trakya Cam Sanayii AS                                    6,357              16
Tupras-Turkiye Petrol Rafinerileri AS                   14,064             265
Turk Hava Yollari Anonim Ortakligi *                     5,160              18
Turk Sise ve Cam Fabrikalari AS *                       14,713              46
Turkcell Iletisim Hizmetleri AS                         56,386             252
Turkiye Garanti Bankasi AS                             123,855             356
Turkiye Is Bankasi                                      86,742             465
Yapi ve Kredi Bankasi AS *                             104,700             165
                                                                   -----------
                                                                         3,340
                                                                   -----------

TOTAL FOREIGN STOCKS                                                   429,006
                                                                   -----------

PREFERRED STOCKS (0.9%)
BRAZIL (0.7%)
Banco Bradesco SA                                       17,000             570
Brasil Telecom Participacoes SA                     10,895,000              68
Companhia de Bebidas das Americas                      771,000             312
Companhia Energetica de Minas Gerais                 4,560,000             198
Gerdau SA                                               16,000             251
Klabin SA                                               27,000              60

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
PREFERRED STOCKS, CONTINUED
BRAZIL, CONTINUED
Petroleo Brasileiro SA                                 103,300     $     2,135
Sadia SA                                                23,000              65
Votorantim Celulose e Papel SA                           4,000              62
                                                                   -----------
                                                                         3,721
                                                                   -----------

GERMANY (0.1%)
Volkswagen AG                                            5,125             273
                                                                   -----------

RUSSIA (0.1%)
Surgutneftegaz ADR                                       3,100             324
                                                                   -----------

TOTAL PREFERRED STOCKS                                                   4,318
                                                                   -----------

INVESTMENT COMPANIES (3.5%)
UNITED STATES (3.5%)
DWS Latin America Fund                                  14,934             796
Excelsior Pacific Asia Fund *                               33              -- #
Invesco Gold and Precision Metals Fund *                    59              -- #
iShares MSCI Emerging Markets
   Index Fund (g)                                       15,900           1,528
iShares MSCI Germany Index Fund (g)                    165,500           3,788
iShares MSCI Hong Kong Index
   Fund (g)                                            561,700           7,724
Matthews China Fund                                     55,918           1,011
Matthews Pacific Tiger Fund                             80,040           1,622
                                                                   -----------

TOTAL INVESTMENT COMPANIES                                              16,469
                                                                   -----------

RIGHTS (0.0%)
GREAT BRITAIN (0.0%)
Resolution PLC, Rights N/P                                 901               2
                                                                   -----------

TOTAL RIGHTS                                                                 2
                                                                   -----------

MONEY MARKETS (3.0%)
UNITED STATES (3.0%)
JPMorgan Prime Money Market Fund                    14,141,789          14,142
                                                                   -----------

TOTAL MONEY MARKETS                                                     14,142
                                                                   -----------

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
SHORT TERM SECURITIES
   HELD AS COLLATERAL
   FOR SECURITIES LENDING (6.0%)
Pool of various securities for Fifth
   Third Funds                                     $    28,616     $    28,616
                                                                   -----------

TOTAL SHORT TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    28,616
                                                                   -----------

TOTAL INVESTMENTS (COST $426,676) + - 103.7%                           492,553

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%                         (17,426)
                                                                   -----------

NET ASSETS - 100.0%                                                $   475,127
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                            HIGH YIELD BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS (91.3%)
AES Corp., 8.75%, 5/15/13                          $     1,000     $     1,070
Allied Waste North America, 7.25%,                         750             724
   3/15/15
Asbury Automotive Group, 8.00%,                            750             732
   3/15/14
Atlas Pipeline Partners, 8.13%,                             90              91
   12/15/15
Atlas Pipeline Partners, 8.13%,                            219             221
   12/15/15
Autonation, Inc., 7.00%, 4/15/14 (e)                       112             111
Basic Energy Services, 7.13%, 4/15/16 (e)                  750             699
Beazer Homes USA, 6.88%, 7/15/15                           750             668
Bluewater Finance Ltd., 10.25%,                            700             712
   2/15/12
Bristow Group, Inc., 6.13%, 6/15/13                        600             557
Buckeye Technologies, Inc., 8.50%,                         750             731
   10/1/13
Case Corp., 7.25%, 1/15/16                                 365             354
Case New Holland, Inc., 9.25%,                             750             790
   8/1/11
Cenveo Corp., 7.88%, 12/1/13                               862             839
Chaparral Steel Co., 10.00%, 7/15/13                       750             827
CHC Helicopter Corp., 7.38%, 5/1/14                        870             817
Chesapeake Energy Corp., 6.88%,                            750             724
   1/15/16
Chesapeake Energy Corp., 6.50%,                            149             139
   8/15/17
Citizens Communications, 6.25%,                            564             537
   1/15/13
CMS Energy Corp., 6.30%, 2/1/12                            800             766
Communications & Power Industries,                         750             750
   8.00%, 2/1/12 (e)
Consol Energy, Inc., 7.88%, 3/1/12                         750             770
Copano Energy LLC, 8.13%, 3/1/16 (e)                       171             172
CSC Holdings, Inc., 8.13%, 8/15/09                         750             768
Del Monte Corp., 8.63%, 12/15/12 (e)                       550             571
Del Monte Corp., 6.75%, 2/15/15 (e)                        750             699
Dex Media, Inc., 0.00%, 11/15/13                           645             532
Dex Media, Inc., 0.00%, 11/15/13                           215             177
Dex Media, Inc., 8.00%, 11/15/13                           184             184
Dow Jones CDX High Yield, 8.63%,                         2,000           1,971
   6/29/11
Dresser-Rand Group, Inc., 7.38%,                           850             812
   11/1/14
DRS Technologies, Inc., 6.63%,                             256             246
   2/1/16
Edison Mission Energy, 7.50%, 6/15/13 (e)                  249             246
Enterprise Products, 8.38%, 8/1/66 (g)                   1,600           1,635
Fisher Scientific International, 6.75%,                    750             745
   8/15/14
Ford Motor Co., 7.45%, 7/16/31 (g)                         800             588
Ford Motor Credit Co., 7.88%,                              875             823
   6/15/10
Forest Oil Corp., 8.00%, 12/15/11                          750             771

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Foundation PA Coal Co., 7.25%,                     $       750     $       728
   8/1/14
GCI, Inc., 7.25%, 2/15/14                                  750             716
General Motors Acceptance Corp.,                           750             726
   6.88%, 9/15/11
General Motors Acceptance Corp.,                           750             736
   8.00%, 11/1/31
Georgia - Pacific Corp., 7.70%,                            750             718
   6/15/15
Gibraltar Industries, Inc., 8.00%,                         750             746
   12/1/15 (e)
Glencore Funding LLC, 6.00%, 4/15/14 (e)                   750             698
Hanover Equipment Trust, Series B,                         750             782
   8.75%, 9/1/11
HCA, Inc., 6.50%, 2/15/16                                1,500           1,194
Houghton Mifflin Co., 8.25%, 2/1/11                        750             758
IKON Office Solutions, 7.75%, 9/15/15 (g)                  750             743
Jarden Corp., 9.75%, 5/1/12                                750             780
K. Hovnanian Enterprises, 6.25%,                         1,000             865
   1/15/15
K. Hovnanian Enterprises, 8.63%,                           250             244
   1/15/17 (g)
KB Home, 7.25%, 6/15/18                                  1,000             914
M/I Homes, Inc., 6.88%, 4/1/12                             500             428
Massey Energy Co., 6.88%, 12/15/13                         750             692
Mirant North America LLC, 7.38%,                           750             721
   12/31/13 (e)
Mylan Laboratories, Inc., 6.38%,                           750             724
   8/15/15
Nell AF SARL, 8.38%, 8/15/15 (e)(g)                        750             728
Novelis, Inc., 8.00%, 2/15/15 (e)                          600             580
NRG Energy, Inc., 7.25%, 2/1/14                            730             714
Omnicare, Inc., 6.88%, 12/15/15                            107             103
Overseas Shipholding Group, 8.75%,                         280             297
   12/1/13
Owens-Brockway Glass Containers,                           750             791
   8.75%, 11/15/12
Panamsat Corp., 9.00%, 8/15/14                             623             633
Paramount Resources Ltd., 8.50%,                           750             773
   1/31/13
Pilgrim's Pride Corp., 9.63%, 9/15/11                      150             157
Pilgrim's Pride Corp., 9.25%, 11/15/13                   1,000           1,003
Polyone Corp., 8.88%, 5/1/12 (g)                           750             749
Quebecor Media, 7.75%, 3/15/16                             902             886
Qwest Corp., 7.88%, 9/1/11                                 750             777
Range Resources Corp., 7.38%,                              585             589
   7/15/13
Range Resources Corp., 7.50%,                              250             253
   5/15/16
Reliant Energy, Inc., 9.50%, 7/15/13                       750             769
Rogers Wireless, Inc., 7.25%,                              750             759
   12/15/12
Sensata Technologies BV, 8.00%,                            714             685
   5/1/14 (e)

                                    CONTINUED

HIGH YIELD BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Service Corp. International, 8.00%,                $       750     $       700
   6/15/17 (e)
Sierra Pacific Power Co., 6.00%,                           320             309
   5/15/16
Solo Cup Co., 8.50%, 2/15/14 (g)                           750             649
Southern Copper Corp., 6.38%,                              500             485
   7/27/15
Station Casinos, 6.50%, 2/1/14                             750             690
Stena AB, 7.50%, 11/1/13                                   750             726
Stena AB, 7.00%, 12/1/16                                   250             233
Stewart Enterprises, 6.25%, 2/15/13                        500             446
Sungard Data Systems, Inc., 9.13%,                         750             766
   8/15/13
Texas Industries, Inc., 7.25%,                             705             706
   7/15/13
Transcont Gas Pipe Corp., 6.40%,                           679             653
   4/15/16
Trinity Industries, Inc., 6.50%,                           750             728
   3/15/14
United Auto Group, Inc., 9.63%,                            275             287
   3/15/12
United Refining Co., 10.50%, 8/15/12                       750             791
United Rentals NA, Inc., 6.50%,                            750             709
   2/15/12
US Concrete, Inc., 8.38%, 4/1/14 (e)                     1,000             990
Videotron LTEE, 6.88%, 1/15/14                             750             716
Windstream Corp., 8.13%, 8/1/13 (e)                        181             188
Windstream Corp., 8.63%, 8/1/16 (e)                        144             150

TOTAL CORPORATE BONDS                                                   60,650
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (6.8%)
Fifth Third Institutional Money
   Market Fund                                       4,505,557           4,506
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          4,506
                                                                   -----------

SHORT-TERM SECURITIES HELD
   AS COLLATERAL FOR SECURITIES
   LENDING (7.8%)
Pool of various securities for Fifth
   Third Funds                                           5,202           5,202
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                     5,202
                                                                   -----------

TOTAL INVESTMENTS (COST $72,362)+ - 105.9%                              70,358

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9)%                          (3,937)
                                                                   -----------

NET ASSETS - 100.0%                                                $    66,421
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                                       BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COMMERCIAL PAPER (6.9%)
ABN Amro North American Finance,                   $       430     $       429
   5.28%, 8/17/06 **(f)
Credit Suisse, 5.33%, 8/21/06 **(f)                      2,270           2,263
Dexia Delaware LLC, 5.29%, 8/14/06 **(f)                12,000          11,978
Merrill Lynch & Co., 5.32%, 8/17/06 **(f)                1,095           1,092
Royal Bank of Scotland, 5.27%, 8/14/06 **(f)             2,570           2,565
                                                                   -----------

TOTAL COMMERCIAL PAPER                                                  18,327
                                                                   -----------

CORPORATE BONDS (62.1%)
Banc of America Commercial Mortgage,                     2,850           2,722
   Inc., Series 2005-6, Class AJ, 5.18%,
   9/10/47
Bank of Montreal-Chicago, 7.80%,                         2,000           2,028
   4/1/07
Bear Stearns Adjustable Rate Mortgage                    1,337           1,311
   Trust, Series 2004-10, Class 12A3,
   4.66%, 1/25/35 (d)
Bear Stearns Adjustable Rate Mortgage                    3,982           3,949
   Trust, Series 2005-12, Class 11A2,
   5.42%, 2/25/36 (d)
Bear Stearns Adjustable Rate Mortgage                    3,859           3,769
   Trust, Series 2005-12, Class 13A1,
   5.48%, 2/25/36 (d)
Bear Stearns Commercial Mortgage                         1,487           1,510
   Securities, Inc., Series 2000-WF2,
   Class A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                         2,000           1,941
   Securities, Inc., Series 2004-T14,
   Class A4, 5.20%, 1/12/41
Bear Stearns Commercial Mortgage                         7,500           7,055
   Securities, Series 2004-T16, Class A6,
   4.75%, 2/13/46 (d)
Chaseflex Trust, Series 2006-1, Class                    1,600           1,602
   A2A, 5.94%, 6/25/36 (d)
Cigna CDO Ltd., Series 2000-1X, Class                    4,556           4,562
   A, 5.64%, 8/28/12 (d) (e)
Comcast Cable, 7.13%, 6/15/13                            1,750           1,847
Countrywide Alternative Loan Trust,                        628             631
   6.50%, 9/25/34 (d)
Countrywide Asset-Backed Certificates,                     522             522
   Series 2002-BC1, Class M1, 6.81%,
   4/25/32 (d)(f)
Cox Communications, Inc., 5.50%, 10/1/15                   800             745
Credit-Based Asset Servicing and                         3,350           3,259
   Securitization, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36
DaimlerChrysler, 8.50%, 1/18/31                            600             693
Devon Energy Corp., 7.95%, 4/15/32                         700             825
Duke Energy Corp., 6.45%, 10/15/32                         850             860
Equity One ABS, Inc., Series 2004-1,                     4,000           3,923
   Class AF4, 4.15%, 4/25/34 (d)
First Union-Lehman Brothers, 7.00%,                      2,750           2,898
   4/18/29 (e)

                                    CONTINUED

                                                                       BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Fleet/Norstar Group, 8.63%, 1/15/07                $     1,000     $     1,013
Gazprom International, 7.20%, 2/1/20 (e)                 1,000           1,037
General Electric Capital Corp., 6.75%,                   1,055           1,148
   3/15/32
General Motors Acceptance Corp.,                           319             319
   Mortgage Corp. Loan Trust, 5.62%,
   12/25/20 (d)(f)
General Motors Acceptance Corp.,                         2,700           2,623
   Mortgage Corp. Loan Trust, 5.00%,
   10/25/33
General Motors Acceptance Corp.,                         1,750           1,714
   Mortgage Corp. Loan Trust, 4.34%,
   11/1/34 (d)
Global Signal Trust, Series 2006-1,                      2,550           2,524
   Class C, 5.71%, 2/15/36 (d) (e)
Greenwich Capital Commercial Funding                     1,000             964
   Corp., Series 2002-C1, Class A4, 4.95%,
   1/11/35
Greenwich Capital Commercial Funding                     2,000           1,948
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                  4,900           4,794
   2004-GG2, Class A3, 4.60%, 8/10/38
Harley-Davidson Motorcycle Trust,                          207             202
   Series 2004-2, Class B, 2.96%, 2/15/12
Hertz Vehicle Financing LLC, Series                      3,000           2,971
   2005-2A, Class A6, 5.08%, 11/25/11 (e)
Homebanc Mortgage Trust, Series                          2,881           2,890
   2004-2, 5.84%, 12/25/34 (d)(f)
Homebanc Mortgage Trust, Series                            952             956
   2006-1, Class 1A1, 6.17%, 4/25/37 (d)
Household Finance Corp., 6.50%,                            170             174
   11/15/08
IndyMac Index Mortgage Loan Trust,                       4,436           4,459
   Series 2005-AR9, 5.45%, 7/25/35 (d)
iStar Financial, Inc., 6.00%, 12/15/10                   1,500           1,507
JP Morgan Chase Commercial Mortgage                         71              71
   Securities Corp., Series 2001-CIBC,
   Class A2, 6.00%, 3/15/33
JP Morgan Chase Commercial Mortgage                        865             845
   Securities Corp., Series 2003-CB6,
   Class A2, 5.26%, 7/12/37
JP Morgan Mortgage Trust, Series                         1,083           1,056
   2005-A1, Class 2A1, 4.84%, 2/25/35 (d)
JP Morgan Mortgage Trust, Series                         3,000           2,898
   2005-A2, Class 3A2, 4.93%, 4/25/35
JP Morgan Mortgage Trust, Series                         3,966           3,868
   2005-A2, Class 7CB1, 4.90%, 4/25/35 (d)
JP Morgan Mortgage Trust, Series                         2,954           2,922
   2005-A3, Class 7CA1, 5.17%, 6/25/35
JP Morgan Mortgage Trust, Series                         3,770           3,714
   2005-ALT1, Class 4A1, 5.65%, 10/25/35 (d)
JP Morgan Mortgage Trust, Series                         3,742           3,685
   2006-A2, Class 3A2, 5.69%, 4/25/36 (d)

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Kroger Co., 6.20%, 6/15/12                         $       500     $       504
LB-UBS Commercial Mortgage Trust,                          330             319
   Series 2005-C3, 4.55%, 7/15/30
Lehman Brothers Holdings, 8.25%,                           170             174
   6/15/07
Merrill Lynch & Co., 4.25%, 2/8/10                       1,000             957
Morgan Stanley Capital I, 5.11%,                         3,200           3,078
   6/15/40
Morgan Stanley Dean Witter Capital I,                    2,590           2,477
   4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                      2,268           2,190
   5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28 (g)                        805             814
National City Bank, 7.25%, 7/15/10                       2,000           2,123
National Rural Utilities, 7.25%, 3/1/12                    125             134
Navistar Financial Corp. Owner Trust,                    2,981           2,983
   5.57%, 4/15/08 (d)(f)
Navistar Financial Corp. Owner Trust,                    1,101           1,059
   Series 2004-A, Class B, 2.46%, 3/15/11
NCNB Corp., 10.20%, 7/15/15                              2,500           3,234
Norfolk Southern Corp., 5.59%,                             130             122
   5/17/25
Oncor Electric Delivery, 7.00%, 5/1/32                     480             506
Pemex Master Trust, 6.13%, 8/15/08                         825             827
Republic New York Corp., 7.00%,                          2,000           2,105
   3/22/11
Residential Accredit Loans, Inc., 5.66%,                 1,699           1,699
   3/25/34 (d)(f)
Residential Accredit Loans, Inc., Series                 4,051           4,031
   2005-QA12, Class CB1, 5.77%, 12/25/35 (d)
Residential Asset Mortgage Products,                     3,305           3,218
   Inc., Series 2003-RZ5, Class A7, 4.97%,
   9/25/33 (d)
Residential Asset Securities Corp.,                        133             133
   5.63%, 3/25/34 (d)(f)
SACO I Trust, Series 2004-2, Class A3,                   1,804           1,805
   5.86%, 10/25/34 (d)(f)
Science Applications International Co.,                  2,105           1,797
   5.50%, 7/1/33
SLM Corp., 5.00%, 4/15/15                                  175             164
Structured Asset Securities Corp.,                       1,245           1,196
   5.15%, 12/25/34 (d)
Suntrust Alternative Loan Trust, Series                  1,396           1,225
   2005-1F, Class B3, 6.07%, 12/25/35 (d)
Swiss Bank Corp. - New York, 7.38%,                      2,000           2,230
   7/15/15
Thornburg Mortgage Securities Trust,                     4,275           4,314
   Series 2004-2, Class A3,
   5.60%, 6/25/44 (d)(f)
Time Warner Entertainment, 8.38%,                          460             519
   7/15/33
Trans-Canada Pipeline, 5.60%, 3/31/34                      750             698
Travelers Property Casualty Corp.,                          85              97
   7.75%, 4/15/26

                                    CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Truck Retail Installment Paper Corp.,              $     6,950     $     6,969
   5.64%, 12/15/16 (d) (e) (f)
UBS Preferred Funding Trust I, 8.62%,                      925           1,018
   10/29/49 (d)
US Bank NA, 6.30%, 2/4/14                                  345             358
Vodafone Group PLC, 5.75%, 3/15/16                         775             748
Washington Mutual, Series 2003-AR9,                      5,862           5,695
   Class 1A6, 4.05%, 9/25/33 (d)
Washington Mutual, Series 2004-AR3,                      1,677           1,635
   Class A-2, 4.24%, 6/25/34
Wells Fargo Mortgage Backed Securities                   2,981           2,893
   Trust, 5.14%, 5/25/35 (d)
Wells Fargo Mortgage Backed Securities                   1,550           1,471
   Trust, Series 2003-N, 4.75%, 12/25/33 (d)
YUM! Brands Inc., 7.70%, 7/1/12                          1,250           1,357
                                                                   -----------

TOTAL CORPORATE BONDS                                                  165,830
                                                                   -----------

FOREIGN BONDS (0.8%)
France Telecom, 8.75%, 3/1/31                              650             802
United Mexican States, 4.63%, 10/8/08                    1,460           1,431
                                                                   -----------

TOTAL FOREIGN BONDS                                                      2,233
                                                                   -----------

U.S. GOVERNMENT AGENCIES (44.0%)
FANNIE MAE (25.5%)
6.05%, 12/1/08                                           2,834           2,850
6.00%, 5/1/17                                              218             220
6.50%, 6/1/17                                              309             313
6.50%, 8/1/17                                              218             221
5.50%, 1/1/18                                               15              14
5.50%, 2/1/18                                                8               8
4.50%, 5/1/18                                            7,200           6,877
6.00%, 5/1/18                                            1,155           1,166
5.50%, 2/1/25                                            1,485           1,458
5.00%, 5/1/25                                            2,389           2,288
7.50%, 6/1/28                                              236             245
6.50%, 8/1/28                                              210             214
6.50%, 6/1/29                                              191             194
6.50%, 4/1/32                                              426             432
6.50%, 6/1/32                                              880             894
7.00%, 6/1/32                                              261             269
6.50%, 7/1/32                                              694             706
6.50%, 7/1/32                                              548             557
7.50%, 12/1/32                                             211             219
6.00%, 1/1/33                                              414             413
6.50%, 3/1/33                                              318             322
5.00%, 5/1/33                                           16,000          15,142
5.50%, 5/1/33                                           11,000          10,682
6.00%, 8/25/33 (d)                                       2,640           2,579
5.50%, 5/25/34                                           3,150           2,886
7.00%, 9/1/34                                              224             230
5.50%, 6/1/35                                              940             914
6.00%, 7/1/35                                            4,959           4,929

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
U.S. GOVERNMENT
   AGENCIES, CONTINUED
FANNIE MAE, CONTINUED
6.00%, 9/1/35                                      $     2,738     $     2,723
5.00%, 11/1/35                                           4,057           3,841
6.00%, 1/1/36                                            4,533           4,508
                                                                   -----------
                                                                        68,314
                                                                   -----------
FEDERAL HOME LOAN BANK (1.5%)
4.06%, 8/25/09                                           3,383           3,271
4.00%, 2/25/10                                             681             667
                                                                   -----------
                                                                         3,938
                                                                   -----------
FREDDIE MAC (12.0%)
4.50%, 8/15/16                                           3,000           2,867
4.00%, 1/15/17                                           7,500           6,986
5.00%, 2/15/25                                           3,245           2,968
6.50%, 1/1/29                                            1,705           1,735
7.00%, 1/1/32                                              140             145
6.50%, 7/1/32                                              295             300
7.00%, 8/1/32                                              581             597
6.50%, 9/1/32                                              155             158
5.50%, 2/1/33                                           12,900          12,532
6.00%, 9/1/33                                              627             624
6.50%, 5/15/34 (d)                                       1,277           1,213
4.50%, 6/1/34                                              947             873
4.50%, 9/1/34                                            1,182           1,089
                                                                   -----------
                                                                        32,087
                                                                   -----------
GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION (5.0%)
5.00%, 7/1/33                                            4,000           3,819
5.50%, 10/1/33                                           5,000           4,895
0.80%, 5/16/46 (d)                                      25,000           1,469
3.40%, 5/16/46 (d)                                       2,500           1,563
1.06%, 12/16/47 (d)                                     25,000           1,500
                                                                   -----------
                                                                        13,246
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCIES                                         117,585
                                                                   -----------

U.S. TREASURY OBLIGATIONS (0.6%)
U.S. TREASURY BONDS (0.4%)
5.00%, 11/15/27 **                                       2,900             975
                                                                   -----------
U.S. TREASURY NOTES (0.2%)
5.45%, 5/15/17 **                                        1,080             625
                                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS                                          1,600
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (3.0%)
Fifth Third Institutional
   Money Market Fund                                 7,932,886           7,933
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          7,933
                                                                   -----------

                                    CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
SHORT-TERM SECURITIES
   HELD AS COLLATERAL
   FOR SECURITIES LENDING (0.3%)
Pool of various securities for Fifth
   Third Funds                                     $       745     $       745
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                       745
                                                                   -----------

TOTAL INVESTMENTS (COST $318,231) + - 117.7%                           314,253

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.7)%                        (47,221)
                                                                   -----------

NET ASSETS - 100.0%                                                $   267,032
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                          INTERMEDIATE BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS (84.6%)
ABN Amro NA Holding Cap, 6.52%,                    $     2,997     $     3,053
   11/8/12 (d) (e)
Ace Securities Corp., 6.00%, 9/25/35 (d)                 3,000           3,024
Alabama Power Cap, 5.50%, 10/1/42 (d)                      874             864
Ameriprise Financial, Inc., 5.65%,
   11/15/15                                              1,480           1,445
Arizona Public Services, 6.88%,
   8/1/36                                                5,000           4,992
Associated Bank, NA, 5.36%, 6/2/08 (d)                   5,000           5,008
AT&T Broadband Corp., 8.38%,
   3/15/13                                                 825             924
Bank of America Corp., 9.38%,
   9/15/09                                               5,000           5,558
BankAmerica Capital, 8.00%,
   12/15/26                                              2,000           2,093
Bear Stearns Adjustable Rate
   Mortgage Trust, 4.91%, 7/25/34 (d)                    3,843           3,685
Bear Stearns Alternative-A Trust,
   Series 2005-9, 5.85%, 11/25/35                        2,026           2,037
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2,
   Class A1, 7.11%, 10/15/32                             1,268           1,287
Chaseflex Trust, Series 2005-2, 5.96%,
   6/25/35                                               5,387           5,237
Chaseflex Trust, Series 2006-1,
   Class A4, 6.30%, 6/25/36 (d)                          7,344           7,296
Chaseflex Trust, Series 2006-1,
   Class A6, 6.29%, 6/25/36 (d)                          5,265           5,272
CIT Group, Inc., 5.13%, 9/30/14                          2,000           1,896
Citigroup Commercial Mortgage Trust,
   Series 2005-EMG, 4.38%, 9/20/51 (e)                   5,000           4,763
Commerce Group, Inc., 5.95%,
   12/9/13 (g)                                           1,000             980
Commercial Mortgage Acceptance
   Corp., Series 1998-C2, Class F,
   5.44%, 9/15/30 (d)                                    3,500           3,435
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class B, 7.23%, 1/17/32 (d)           1,500           1,634
Countrywide Alternative Loan Trust,
   5.75%, 5/25/26 (d)                                    2,376           2,368
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                               4,117           4,017
Countrywide Alternative Loan Trust,
   Series 2005-10CB, Class 1A2,
   5.50%, 5/25/35 (d)                                    1,895           1,897
Countrywide Alternative Loan Trust,
   Series 2005-10CB, Class 1A6,
   5.50%, 5/25/35                                        3,710           3,636
Countrywide Alternative Loan Trust,
   Series 2005-7CB, Class M,
   5.50%, 4/25/35                                        2,475           2,352

                                    CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Countrywide Home Loan, 4.00%,
   3/22/11 (g)                                     $     2,325     $     2,158
Countrywide Home Loans, 5.38%,
   2/27/08 (d)                                           1,000           1,000
Cox Communications, Inc., 7.13%,
   10/1/12                                               1,550           1,614
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-CKN2,
   6.38%, 4/15/37                                        1,000           1,033
Credit Suisse First Boston, Inc., 5.13%,
   8/15/15                                               1,910           1,812
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36                             3,025           2,943
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB2,
   Class AF2, 5.50%, 12/25/36 (d)                        2,400           2,388
Credit-Based Asset Servicing and
   Securitizing, 5.43%, 11/25/36 (d)                     2,475           2,405
Crown Castle Towers LLC,
   Series 2005-1A, 4.64%, 6/15/35 (e)                    4,000           3,875
CS First Boston Mortgage Securities
   Corp., Series 2003-CK2, Class A4,
   4.80%, 3/15/36                                        4,750           4,537
Deutsche Alt-A Securities, Inc.
   Mortgage Loan Trust, Series 2006-AB3,
   Class A3, 6.51%, 7/28/36                              2,445           2,475
Deutsche Alternative-A Securities
   Inc., Mortgage Loan Trust, 5.05%,
   9/25/35                                               1,540           1,521
Deutsche Mortgage Securities Inc.,
   Series 2005-1, 5.75%, 2/25/35                         4,891           4,739
Deutsche Mortgage Securities, Inc.,
   5.03%, 6/26/35 (d)                                    2,131           2,121
Dover Corp., 4.88%, 10/15/15                             1,000             935
Duke Capital LLC, 5.50%, 3/1/14                          1,825           1,754
Duke Realty Corp., 5.70%, 12/22/06 (d)                   2,880           2,882
First Horizon ABS Trust, Series
   2006-HE1, Class A, 5.48%, 10/25/34 (d)                2,270           2,270
First Horizon Mortgage Pass Through
   Trust, Series 2006-AR1, Class 3A1,
   6.03%, 4/25/36 (d)                                    4,176           4,165
First Tennessee Bank, Series BKNT,
   5.65%, 4/1/16                                         2,000           1,951
First Union-Lehman Brothers, 7.00%,
   4/18/29 (e)                                           3,220           3,393
Fleet Financial Group, 7.38%,
   12/1/09                                               5,000           5,291
Gazprom International, 7.20%, 2/1/20 (e)                 2,000           2,075
GE Global Insurance Holding, 6.45%,
   3/1/19                                                1,000           1,020
Global Signal Trust, Series 2006-1,
   Class D, 6.05%, 2/15/36 (e)                           3,000           2,962

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Goldman Sachs Group, Inc., 5.00%,
   10/1/14 (g)                                     $     2,500     $     2,355
Goldman Sachs Group, Inc.,
   Series MTN, 5.02%, 3/2/10 (d)                         5,000           5,008
Green Tree Financial Corp.,
   Series 1998-6, Class A6, 6.27%, 6/1/30                  224             224
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class B, 4.46%,
   10/10/28 (d)                                          2,600           2,481
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class C, 4.52%,
   10/10/28 (d)                                          3,888           3,714
GSR Mortgage Loan Trust,
   Series 2005-AR6, Class 3A1,
   4.56%, 9/25/35 (d)                                    2,253           2,201
Hibernia Corp., 5.35%, 5/1/14                            2,845           2,712
Homebanc Mortgage Trust,
   Series 2006-1, Class 2A1,
   6.11%, 4/25/37 (d)                                    4,659           4,683
HSBC Bank USA, 4.63%, 4/1/14                             2,000           1,855
HSBC Finance Corp., 6.38%, 10/15/11 (g)                  2,000           2,063
Indiana Michigan Power, 5.05%,
   11/15/14                                              2,035           1,905
Indymac Home Equity Loan,
   Series 2002-B, Class B1, 8.22%,
   10/25/33 (d)                                            530             531
International Lease Finance Corp.,
   5.88%, 5/1/13                                         2,500           2,512
Jefferies Group, Inc., 5.50%, 3/15/16                    1,000             945
JP Morgan Alternative Loan Trust,
   Series 2005-S1, Class 1A2, 5.50%,
   12/25/35                                              2,381           2,349
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A7,
   6.30%, 7/26/36 (d)                                    5,000           5,011
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A9,
   6.30%, 7/1/36                                         5,020           5,039
JP Morgan Alternative Loan Trust,
   Series 2006-S1, Class 1A18,
   6.00%, 3/25/36 (d)                                    4,661           4,623
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A3, 5.92%,
   5/25/36 (d)                                           4,730           4,667
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A6, 6.05%,
   5/25/36 (d)                                           4,975           4,961
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A3A, 6.00%,
   7/1/36                                                4,529           4,536
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A7, 6.24%,
   8/25/36                                               5,245           5,251

                                    CONTINUED

                                                          INTERMEDIATE BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
JP Morgan Chase & Co., 5.13%,
   9/15/14                                         $     1,755     $     1,671
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Series 2003-CB6, Class A2,
   5.26%, 7/12/37                                        4,460           4,358
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Series 2003-LN1, Class A2,
   4.92%, 10/15/37                                       6,680           6,385
JP Morgan Chase Commercial
   Mortgage Securities Corp.,
   Series 2006-LDP7, Class AJ,
   5.88%, 4/15/45 (d)                                    4,785           4,835
JP Morgan Mortgage Trust,
   Series 2003-A1, Class 4A4, 4.71%,
   10/25/33 (d)                                          5,000           4,746
JP Morgan Mortgage Trust,
   Series 2005-A1, Class 3A4,
   5.05%, 2/25/35                                        6,218           6,030
JP Morgan Mortgage Trust,
   Series 2005-A2, Class 5A1,
   4.36%, 4/25/35 (d)                                    4,211           4,025
JP Morgan Mortgage Trust,
   Series 2005-A3, 4.52%, 6/25/35                        4,511           4,358
JP Morgan Mortgage Trust,
   Series 2005-A6, Class 1B1,
   5.18%, 9/25/35 (d)                                    2,639           2,540
JP Morgan Mortgage Trust,
   Series 2005-ALT1, Class 4A1,
   5.65%, 10/25/35 (d)                                   2,218           2,185
JP Morgan Mortgage Trust,
   Series 2005-S1, Class B1,
   6.26%, 1/25/35                                        2,629           2,595
JP Morgan Mortgage Trust,
   Series 2006-A1, Class 3A2,
   5.64%, 2/25/36                                        2,290           2,261
JP Morgan Mortgage Trust,
   Series 2006-A2, Class 3A2,
   5.69%, 4/25/36 (d)                                    4,924           4,849
JP Morgan Mortgage Trust,
   Series 2006-A4, Class 2A2,
   5.83%, 6/25/36 (d)                                    7,386           7,351
JP Morgan Mortgage Trust,
   Series 2006-A4, Class 3A4,
   6.00%, 6/25/36 (d)                                    8,533           8,532
Key Bank NA, 4.95%, 9/15/15                              2,365           2,206
Keycorp., 5.42%, 5/26/09 (d)                             2,500           2,499
Kimco Realty Corp., 4.82%, 6/1/14                        1,215           1,125
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A4, 5.12%,
   11/15/32                                              2,924           2,844

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Manufacturers & Traders Trust Co.,
   3.85%, 4/1/13 (d)                               $     1,075     $     1,047
Marlin Leasing Receivables LLC,
   4.75%, 8/15/12 (e)                                    3,000           2,983
MassMutual Global Funding II, 3.80%,
   4/15/09 (e)                                           1,390           1,333
MBNA Master Credit Card Trust,
   7.80%, 10/15/12                                       3,000           3,266
Merrill Lynch Mortgage Trust,
   Series 2005-LC1, Class AM,
   5.26%, 1/12/44                                        2,525           2,451
Merrill Lynch Mortgage Trust,
   Series 2006-C1, Class ASB,
   5.84%, 5/12/39 (d)                                    2,000           2,008
Morgan Stanley, 4.75%, 4/1/14                            3,500           3,251
Morgan Stanley Capital I,
   Series 2006-HQ8, Class AJ,
   5.47%, 3/12/44 (d)                                    2,529           2,489
Morgan Stanley Capital,
   Series 2005-HQ7, Class AM,
   5.21%, 11/14/42                                       2,500           2,420
National City Bank, 4.25%, 1/29/10                       2,375           2,280
Nelnet, Inc., 5.13%, 6/1/10                              3,100           2,993
Nextel Communications, 7.38%,
   8/1/15                                                1,285           1,316
NiSource Finance Corp., 5.76%,
   11/23/09 (d)                                          2,795           2,800
Nomura Asset Acceptance Corp.,
   Series 2004-AR4, Class 1A2,
   4.93%, 12/25/34                                       1,470           1,456
Nomura Asset Acceptance Corp.,
   Series 2005-AR1, Class 1A2,
   5.40%, 2/25/35                                        2,557           2,527
Nomura Asset Acceptance Corp.,
   Series 2005-AR2, Class 2A2,
   5.57%, 5/25/35 (d)                                    1,942           1,957
Nomura Asset Acceptance Corp.,
   Series 2005-AR3, 5.66%, 7/25/35                       2,748           2,679
Nomura Asset Acceptance Corp.,
   Series 2005-AR5, Class 2A2,
   5.65%, 10/25/35 (d)                                   1,844           1,828
Nomura Asset Acceptance
   Corporation, Series 2006-AF1,
   Class 3A2, 6.64%, 6/25/36 (d)                         3,274           3,329
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A2,
   6.78%, 3/15/30 (d)                                    1,000           1,084
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A4,
   7.62%, 3/15/30 (d)                                    1,600           1,782
Pemex Project Funding Master Trust,
   7.38%, 12/15/14                                       2,000           2,130
Popular ABS Mortgage Pass-Through
   Trust, 4.98%, 9/15/35                                 1,510           1,485

                                    CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Popular NA, Inc., 6.13%, 10/15/06                  $     3,150     $     3,153
PPG Industries, Inc., 6.50%, 11/1/07                        30              30
Preferred Term XXII, 6.57%, 9/22/36 (d) (e)              1,500           1,503
Premcor Refining Group, 9.25%,
   2/1/10                                                2,000           2,126
Prestige Auto Receivables Trust,
   Series 2006-1A, Class A2, 5.25%,
   6/17/13 (d) (e)                                       2,000           1,995
PSEG Power, 5.00%, 4/1/14                                1,500           1,401
Ras Laffan Liquid & Natural Gas,
   5.30%, 9/30/20 (e)                                    2,700           2,549
Regions Financial Corp., 7.00%,
   3/1/11                                                1,275           1,348
Renaissance Home Equity Loan Trust,
   Series 2005-2, 4.93%, 8/25/35 (d)                     2,500           2,412
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF4, 6.01%,
   5/25/36                                               1,575           1,566
Residential Funding Mortgage
   Securities, Series 2006-HI3, Class A4,
   6.31%, 5/25/36 (d)                                    1,500           1,510
Residential Funding Mortgage
   Securities, Series 2006-HSA1, Class A4,
   5.49%, 2/25/36                                        1,500           1,468
SACO I Trust, 5.69%, 7/25/35 (d)                         2,485           2,486
Salomon Brothers Mortgage Securities
   VII, Series 2002-KEY2, Class A3,
   4.87%, 3/18/36                                        2,270           2,193
Salomon Brothers Mortgage Securities,
   Series 2002-KEY2, Class C, 5.05%,
   3/18/36                                               1,417           1,377
Salomon Smith Barney, 7.13%,
   10/1/06                                               5,000           5,014
Sempra Energy, 5.66%, 5/21/08 (d)                        5,000           5,004
SLM Corp., Series MTNA, 5.00%,
   6/15/18                                               1,000             890
Southern Copper Corp., 6.38%, 7/27/15                    1,000             970
Sovrisc BV, 5.25%, 4/30/11 (e)                           2,000           1,995
SunTrust Alternative Loan Trust,
   Series 2005-1F, Class B3,
   6.07%, 12/25/35 (d)                                   1,603           1,406
TCI Communications, Inc., 7.88%,
   8/1/13                                                  860             934
U.S. Bank, N.A., 3.75%, 2/6/09                           2,500           2,403
UPFC Auto Receivables Trust,
   Series 2004-A, Class A3, 3.27%,
   9/15/10                                               1,648           1,626
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4, 6.57%, 5/7/27                2,725           2,802
Vectren Utility Holdings, 5.45%,
   12/1/15                                               1,000             948
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   4.75%, 12/25/33 (d)                                   2,545           2,415

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
WMALT Mortgage Pass-through
   Certificates, Series 2005-1, Class 1A2,
   5.50%, 3/25/35 (d)                              $     2,093     $     2,051
WPS Resources Corp., 7.00%, 11/1/09                      1,540           1,600
                                                                   -----------

TOTAL CORPORATE BONDS                                                  395,162
                                                                   -----------

FOREIGN BONDS (0.2%)
Korea Electric Power, 4.25%, 9/12/07 (e)                 1,000             985
                                                                   -----------

TOTAL FOREIGN BONDS                                                        985
                                                                   -----------

U.S. GOVERNMENT AGENCIES (12.4%)
FANNIE MAE (1.1%)
6.25%, 1/25/08                                             431             432
5.65%, 4/10/13                                           4,675           4,648
5.21%, 8/1/34                                              159             156
                                                                   -----------
                                                                         5,236
                                                                   -----------

FEDERAL HOME LOAN BANK (2.8%)
4.50%, 8/8/08                                            5,000           4,929
5.00%, 9/1/10                                            3,240           3,214
5.13%, 11/1/10                                           2,855           2,824
5.63%, 12/20/10                                          2,200           2,197
                                                                   -----------
                                                                        13,164
                                                                   -----------

FREDDIE MAC (5.9%)
5.73%, 12/28/09                                          5,000           5,014
5.15%, 1/24/11                                           1,956           1,933
6.25%, 3/5/12 (g)                                        8,500           8,530
4.75%, 6/28/12 (g)                                       5,000           4,862
5.00%, 8/15/12                                           2,275           2,240
4.65%, 10/10/13                                          1,300           1,232
5.74%, 7/15/23                                           2,455           2,465
6.50%, 5/15/34 (d)                                       1,277           1,213
                                                                   -----------
                                                                        27,489
                                                                   -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.6%)
9.50%, 12/15/09                                          1,064           1,100
5.43%, 4/16/41 (j)                                       2,095           2,012
0.97%, 6/17/45 (d)                                      10,721             602
0.53%, 3/16/46 (d)                                      14,242             613
0.80%, 5/16/46 (d)                                      20,000           1,175
0.73%, 12/16/47 (d)                                     23,219           1,124
0.92%, 12/16/47 (d)                                     35,289           1,863
1.06%, 12/16/47 (d)                                     55,000           3,301
                                                                   -----------
                                                                        11,790
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCIES                                          57,679
                                                                   -----------

                                    CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
INVESTMENTS IN AFFILIATES (h) (3.6%)
Fifth Third Institutional Money
   Market Fund                                      16,949,146     $    16,949
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                         16,949
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (4.6%)
Pool of various securities for Fifth
   Third Funds                                     $    21,265          21,265
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    21,265
                                                                   -----------

TOTAL INVESTMENTS (COST $498,078)+ - 105.4%                            492,040

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (5.4)%                                                     (25,017)
                                                                   -----------

NET ASSETS - 100.0%                                                $   467,023
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                          SHORT TERM BOND FUND
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 JULY 31, 2006
                                                        (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS (57.9%)
Alabama Power Co., 2.80%, 12/1/06                  $     1,190     $     1,180
Australian Gas Light Co., 6.40%,
   4/15/08 (e)                                           3,210           3,240
Bank of America Commercial
   Mortgage, Inc., Series 2004-1,
   Class A1, 3.16%, 11/10/39                             2,828           2,719
Bank of America Mortgage Securities,
   4.15%, 7/25/34 (d)                                    3,539           3,429
Bank One Issuance Trust,
   Series 2004-A1, Class A1,
   3.45%, 10/17/11                                         810             775
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2,
   Class A1, 7.11%, 10/15/32                             1,716           1,742
Bear Stearns Cos., Inc.,
   Series 2003-AC7, Class A2,
   5.25%, 1/25/34                                        1,519           1,479
Capital One Auto Finance Trust,
   3.44%, 6/15/09                                        2,314           2,295
Centerpoint Energy, 6.50%, 2/1/08                        1,600           1,618
Chase Mortgage Finance Corp.,
   Series 2005-A1, Class 2A2,
   5.25%, 12/25/35 (d)                                   3,487           3,445
CNH Equipment Trust, 4.02%,
   4/15/09                                               2,060           2,036
Comcast Cable, 7.63%, 4/15/08                            1,550           1,598
Cooper Cameron Corp., 2.65%,
   4/15/07                                                 780             764
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1,
   4.25%, 3/25/34                                        2,346           2,289
Countrywide Alternative Loan Trust,
   Series 2005-14, Class 1A1,
   3.30%, 5/25/35                                        2,844           2,774
Countrywide Home Loans, 5.03%,
   4/20/35 (d)                                           2,585           2,560
DaimlerChrysler NA Holding, 4.75%,
   1/15/08                                               1,500           1,478
DLJ Commercial Mortgage Corp.,
   Series 1999-CG1, Class A1A, 6.08%,
   3/10/32                                                 723             725
First Boston Mortgage Securities Corp.,
   Series 2001-CK6, Class A2, 6.10%,
   8/15/36                                               2,269           2,287
General Motors Acceptance Corp.,
   Commercial Mortgage Securities, Inc.,
   Series 1996-C1, 7.86%, 11/15/06 (e)                     800             799
General Motors Acceptance Corp.,
   Mortgage Corp. Loan Trust,
   Series 2005-HE2, 4.62%, 11/25/35                      4,000           3,944
General Motors Acceptance Corp.,
   Mortgage Corporation Loan Trust,
   4.24%, 10/25/33                                       4,170           4,055

                                    CONTINUED

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class 2, 6.18%,
   5/25/36 (d)                                     $     3,000     $     3,013
Goldman Sachs Group, Inc., 6.65%,
   5/15/09                                               3,000           3,094
Green Tree Financial Corp.,
   Series 1998-6, Class A6, 6.27%,
   6/1/30                                                  321             321
Greenwich Capital Commercial
   Funding Corp., Series 2004-GG1,
   Class A2, 3.84%, 6/10/36                                447             442
Harborview Mortgage Loan Trust,
   Series 2004-5, Class 2A6, 3.96%,
   6/19/34 (d)                                           5,730           5,565
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12                1,203           1,176
Hertz Vehicle Financing LLC,
   Series 2005-2A, Class A2, 4.93%,
   2/25/10 (e)                                           3,375           3,348
Homebanc Mortgage Trust,
   Series 2004-2, 5.84%, 12/25/34 (d)                    2,322           2,329
Homebanc Mortgage Trust,
   Series 2006-1, Class 1A1, 6.17%,
   4/25/37 (d)                                           3,330           3,346
Household Automotive Trust,
   Series 2002-3, Class A4A,
   3.44%, 5/18/09                                        2,069           2,042
HSBC Finance Corp., 4.63%, 1/15/08                       3,500           3,462
Hyundai Auto Receivables Trust,
   Series 2005-A, 4.18%, 2/15/12                         3,000           2,907
IBM, Corp., 3.80%, 2/1/08                                3,030           2,959
Impac Commercial Holdings, Inc.,
   Series 1998-C1, Class D, 7.58%,
   8/20/30                                               3,500           3,603
International Lease Finance Corp.,
   4.75%, 7/1/09                                         3,000           2,936
iStar Financial, Inc., 4.88%, 1/15/09                    1,600           1,566
J.P. Morgan Alternative Loan Trust,
   Series 2006-A3, Class 1A2,
   5.42%, 7/25/36 (d)                                    2,937           2,936
J.P. Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%,
   5/25/36 (d)                                           2,075           2,067
John Deere Owner Trust,
   Series 2004-A, Class A3,
   2.32%, 12/17/07                                         854             847
JP Morgan Mortgage Trust,
   Series 2005-A1, 4.90%, 2/25/35                        2,911           2,840
JP Morgan Mortgage Trust,
   Series 2005-A2, Class 5A1,
   4.36%, 4/25/35 (d)                                    2,558           2,445
JP Morgan Mortgage Trust,
   Series 2005-A3, Class 7CA1,
   5.17%, 6/25/35                                        4,734           4,683

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS, CONTINUED
Kraft Foods, Inc., 5.25%, 6/1/07                   $     1,930     $     1,921
LB-UBS Commercial Mortgage Trust,
   Series 2002-C2, Class A1, 3.83%,
   6/15/26                                               1,019           1,014
Long Beach Auto Receivables Trust,
   4.40%, 5/15/10                                        2,875           2,838
Marlin Leasing Receivables LLC,
   4.49%, 1/15/08 (e)                                    2,748           2,723
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A, 4.53%,
   12/25/32                                                497             493
Morgan Stanley Dean Witter, 8.33%,
   1/15/07                                               3,190           3,229
Morgan Stanley Dean Witter Capital I,
   3.48%, 9/15/37                                        1,081           1,066
Morgan Stanley Dean Witter Capital I,
   3.92%, 4/14/40                                        5,680           5,532
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class A4, 3.25%,
   10/15/10                                              3,990           3,890
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class B, 3.79%,
   10/15/10                                                891             872
Nissan Auto Lease Trust, 3.18%,
   6/15/10                                                 830             817
Pemex Finance, Ltd., 8.45%, 2/15/07                        400             404
Pemex Finance, Ltd., 9.69%, 8/15/09                        527             556
Protective Life US Funding, 3.70%,
   11/24/08                                              1,590           1,530
RAAC, Series 2005-SP1, 5.25%,
   9/25/34                                               2,696           2,635
Simon Property Group LP, 7.13%,
   9/20/07                                               2,400           2,422
SLM Corp., 5.63%, 4/10/07                                4,000           3,998
SVO VOI Mortgage, Corp.,
   Series 2005-AA, Class A,
   5.25%, 2/20/21 (e)                                    1,515           1,494
UnitedHealth Group, Inc., 5.20%,
   1/17/07                                               3,390           3,384
Verizon Communications, 7.51%,
   4/1/09                                                3,300           3,439
Washington Mutual, Inc., 4.82%,
   10/25/32                                                624             619
Washington Mutual, Inc.,
   Series 2003-AR10, Class A4,
   4.08%, 10/25/33                                       3,621           3,579
Wells Fargo Mortgage Backed
   Securities, Series 2005-AR10,
   Class 2A14, 4.11%, 6/25/35 (d)                        3,500           3,384
                                                                   -----------

TOTAL CORPORATE BONDS                                                  156,997
                                                                   -----------

                                    CONTINUED

                                                            SHORT TERM BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
FOREIGN BONDS (0.5%)
Korea Electric Power, 4.25%, 9/12/07 (e)           $       810     $       799
Telecom Italia Capital, 4.00%,
   11/15/08                                                650             626
                                                                   -----------

TOTAL FOREIGN BONDS                                                      1,425
                                                                   -----------

MUNICIPAL BONDS (0.3%)
OHIO (0.3%)
State Economic Development
   Revenue, Ohio Enterprise, Series 3,
   4.05%, 3/1/11 (e)                                       950             901
                                                                   -----------

TOTAL MUNICIPAL BONDS                                                      901
                                                                   -----------

U.S. GOVERNMENT AGENCIES (29.4%)
FANNIE MAE (4.5%)
3.13%, 12/15/07                                          1,190           1,156
4.65%, 12/25/12                                          3,272           3,157
4.71%, 4/1/33 (d)                                        2,529           2,485
5.21%, 9/1/34                                            3,018           2,968
5.01%, 4/1/35                                            2,589           2,546
                                                                   -----------
                                                                        12,312
                                                                   -----------

FEDERAL HOME LOAN BANK (7.8%)
3.75%, 8/15/07                                           3,670           3,610
4.00%, 5/15/08                                           5,500           5,378
3.88%, 8/22/08 (g)                                       5,000           4,868
4.00%, 10/27/08                                          4,220           4,111
4.75%, 10/25/10                                          3,354           3,283
                                                                   -----------
                                                                        21,250
                                                                   -----------

FREDDIE MAC (10.1%)
5.00%, 2/1/07                                              348             345
5.75%, 4/15/08 (g)                                       6,000           6,044
3.63%, 9/15/08                                           5,000           4,840
5.13%, 10/15/08 (g)                                      8,000           7,980
4.00%, 3/1/34 (d)                                        2,931           2,851
4.76%, 7/1/35 (d)                                        5,188           5,052
                                                                   -----------
                                                                        27,112
                                                                   -----------

GOVERNMENT NATIONAL
  MORTGAGE ASSOCIATION (7.0%)
2.87%, 2/16/20                                           5,231           5,029
6.11%, 11/16/21                                          1,962           1,979
3.27%, 1/16/23                                           2,788           2,664
6.00%, 2/16/24                                           2,882           2,913
4.29%, 9/16/25                                           3,120           3,037
3.72%, 12/16/26                                          3,452           3,316
                                                                   -----------
                                                                        18,938
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCIES                                          79,612
                                                                   -----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
U.S. TREASURY OBLIGATIONS (9.1%)
U.S. TREASURY NOTES (9.1%)
3.00%, 11/15/07 (g)                                $     6,410     $     6,246
4.38%, 1/31/08 (g)                                       4,500           4,457
3.38%, 2/15/08 (g)                                       4,500           4,390
4.63%, 2/29/08 (g)                                       5,000           4,970
4.75%, 11/15/08 (g)                                      4,510           4,490
                                                                   -----------
                                                                        24,553
                                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS                                         24,553
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (2.2%)
Fifth Third Institutional Money
   Market Fund                                       5,856,528           5,857
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          5,857
                                                                   -----------

SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES
   LENDING (15.7%)
Pool of various securities for Fifth
   Third Funds                                     $    42,583          42,583
                                                                   -----------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    42,583
                                                                   -----------

TOTAL INVESTMENTS (COST $316,575)+ - 115.1%                            311,928

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (15.1)%                                                    (40,935)
                                                                   -----------

NET ASSETS - 100.0%                                                $   270,993
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
CORPORATE BONDS (3.7%)
FINANCING CORPORATION (3.7%)
Hertz Vehicle Financing LLC,
   Series 2005-2A, Class A3,
   (AAA wrapped by MBIA),
   5.59%, 2/25/11 (d) (e) (f)                      $     2,000     $     2,004
                                                                   -----------

TOTAL CORPORATE BONDS                                                    2,004
                                                                   -----------

U.S. GOVERNMENT AGENCIES (83.6%)
FANNIE MAE (17.2%)
6.25%, 1/25/08                                             884             886
4.00%, 9/2/08                                            1,000             974
6.38%, 6/15/09                                           1,100           1,134
6.63%, 9/15/09                                           1,000           1,040
4.62%, 4/25/10                                             729             714
4.40%, 12/25/12                                            686             683
4.31%, 1/1/35                                            2,117           2,052
3.99%, 3/25/40 (d)                                         580             575
5.57%, 8/25/44 (d)                                       1,297           1,299
                                                                   -----------
                                                                         9,357
                                                                   -----------

FEDERAL HOME LOAN BANK (6.4%)
5.12%, 8/14/06 (f)                                       1,990           1,986
4.06%, 8/25/09                                             667             647
4.84%, 1/25/12                                             826             835
                                                                   -----------
                                                                         3,468
                                                                   -----------

FINANCING CORPORATION (9.3%)
3.59%, 4/5/09 **                                         2,000           1,742
4.21%, 12/6/11 **                                        2,000           1,535
4.81%, 6/6/15 **                                         2,000           1,257
6.37%, 11/11/17 **                                       1,000             547
                                                                   -----------
                                                                         5,081
                                                                   -----------

FREDDIE MAC (29.3%)
2.75%, 3/15/08                                           1,450           1,393
5.50%, 7/15/10                                           1,000             996
6.88%, 9/15/10                                           2,000           2,116
5.88%, 3/21/11                                           1,000           1,017
4.50%, 11/15/12                                          1,000             958
5.25%, 4/18/16                                           2,000           1,977
4.00%, 12/15/21                                            468             461
5.00%, 12/15/32                                          1,100           1,096
5.00%, 1/15/34                                           1,000             913
6.50%, 5/15/34 (d)                                       1,277           1,213
5.50%, 7/15/35                                           1,977           1,830
6.00%, 9/1/36 TBA                                        2,000           1,989
                                                                   -----------
                                                                        15,959
                                                                   -----------

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (12.9%)
3.59%, 11/16/17                                    $       441     $       426
3.96%, 9/16/21                                             759             738
3.27%, 1/16/23                                             842             805
4.39%, 5/16/23                                             862             843
5.50%, 2/20/31                                           2,000           1,976
5.50%, 12/20/32                                          1,000             953
5.50%, 11/20/33                                          1,000             936
0.97%, 6/17/45                                           2,924             164
1.06%, 12/16/47                                          3,334             200
                                                                   -----------
                                                                         7,041
                                                                   -----------

SMALL BUSINESS ADMINISTRATION (6.5%)
4.94%, 8/10/15 (f)                                       3,657           3,564
                                                                   -----------

TENNESSEE VALLEY AUTHORITY (2.0%)
6.79%, 5/23/12                                           1,000           1,072
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCIES                                          45,542
                                                                   -----------

U.S. TREASURY OBLIGATIONS (5.1%)
U.S. TREASURY BONDS (1.8%)
4.75%, 5/15/14                                           1,000             987
                                                                   -----------

U.S. TREASURY NOTES (3.3%)
5.50%, 2/15/08                                             800             806
5.63%, 5/15/08                                           1,000           1,010
                                                                   -----------
                                                                         1,816
                                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS                                          2,803
                                                                   -----------

INVESTMENTS IN AFFILIATES (h) (11.0%)
Fifth Third Institutional Government
   Money Market Fund                                 5,997,222           5,997
                                                                   -----------

TOTAL INVESTMENTS IN AFFILIATES                                          5,997
                                                                   -----------

TOTAL INVESTMENTS (COST $57,704)+  - 103.4%                             56,346

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.4)%                                                      (1,869)
                                                                   -----------

NET ASSETS - 100.0%                                                $    54,477
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                             MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS (100.8%)
ARIZONA (6.7%)
Arizona State University, 5.00%, 7/1/26,
   (Callable 7/1/15 @100)                          $     1,000     $     1,039
Greater Arizona Development Authority,
   6.00%, 8/1/13, (Callable 8/1/08 @ 102)                1,070           1,134
Mesa Street and Highway Revenue,
   5.25%, 7/1/23                                           600             657
                                                                   -----------
                                                                         2,830
                                                                   -----------

CALIFORNIA (8.9%)
Cal Poly Pomona Foundation, Inc.,
   5.50%, 2/1/20, (Callable 2/1/11 @ 101)                  265             287
La Canada University School District,
   Series A, GO, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)                               1,000           1,092
Long Beach Community College
   District, Series B, GO, 5.00%, 5/1/30                 1,000           1,036
Placentia -Yorba Linda Union School
   District, Series B, GO, 5.38%, 8/1/22,
   (Callable 8/1/14 @ 100)                               1,000           1,085
Sacramento County Sanitation Financing
   Authority, 6.00%, 12/1/15,
   (Callable 12/1/10 @ 101)                                250             271
                                                                   -----------
                                                                         3,771
                                                                   -----------

COLORADO (5.1%)
Denver City & County Airport Revenue,
   5.00%, 11/15/08                                       1,020           1,044
Douglas County School District No.1,
   GO, 5.75%, 12/15/21, (Callable
   12/15/14 @ 100)                                       1,000           1,110
                                                                   -----------
                                                                         2,154
                                                                   -----------

FLORIDA (5.1%)
Sunrise Utility Systems Revenue,
   5.50%, 10/1/18                                        1,000           1,098
Volusia County School Board, Series A,
   5.00%, 8/1/19, (Callable 8/1/15 @ 100)                1,010           1,058
                                                                   -----------
                                                                         2,156
                                                                   -----------

ILLINOIS (7.8%)
Chicago Metropolitan Water
   Reclamation District-Greater
   Chicago, Capital Improvements,
   GO, 7.25%, 12/1/12                                      500             596
Chicago Single Family Mortgage
   Revenue, Series A, (AMT), 4.70%,
   10/1/17, (Callable 4/1/09 @ 102)                        170             172
Development Finance Authority,
   Elmhurst Community School, 6.38%,
   1/1/17, (Prerefunded 1/1/11 @ 100)                    1,700           1,877
Finance Authority, 5.00%, 12/1/14,
   (Callable 12/1/13 @ 100)                                300             306
State GO, 5.88%, 10/1/17, (Callable
   1/1/09 @ 100)                                           300             318
                                                                   -----------
                                                                         3,269
                                                                   -----------

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
IOWA (5.3%)
Finance Authority, Private College
   Revenue, Drake University Project,
   6.50%, 12/1/11                                  $     2,055     $     2,247
                                                                   -----------

KANSAS (4.3%)
Geary County School District, GO,
   5.25%, 9/1/17, (Callable 9/1/15 @ 100)                1,675           1,812
                                                                   -----------

LOUISIANA (2.5%)
State Citizens Property Insurance Corp.,
   Series B, 5.00%, 6/1/18, (Callable
   6/1/16 @ 100)                                         1,000           1,056
                                                                   -----------

MICHIGAN (11.7%)
Detroit Water Supply Systems,
   Series A, 5.00%, 7/1/16                               1,000           1,071
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.75%, 3/1/09                                  1,000           1,019
Kent Hospital Financial Authority
   Revenue, Spectrum Health, Series A,
   5.50%, 1/15/13, (Prerefunded
   7/15/11 @ 101)                                        1,000           1,081
State Hospital Finance Authority
   Revenue, 5.00%, 11/15/20, (Callable
   11/15/16 @ 100)                                         500             515
State Strategic Fund Solidwaste
   Disposal Revenue, 4.63%, 12/1/12                        250             249
Strategic Fund Hope Network Project,
   Series B, 5.13%, 9/1/13, (Callable
   9/1/08 @ 102)                                         1,000           1,040
                                                                   -----------
                                                                         4,975
                                                                   -----------

MISSOURI (6.1%)
Greene County School District, 6.20%,
   3/1/18, (Callable 3/1/10 @ 100)                       2,400           2,579
                                                                   -----------

NEBRASKA (3.8%)
Omaha Series A, GO, 6.50%, 12/1/13                       1,365           1,591
                                                                   -----------

NEW MEXICO (2.3%)
Mortgage Financial Authority, Single
   Family Mortgage, (AMT),
   5.50%, 7/1/36                                           900             962
                                                                   -----------

NEW YORK (2.5%)
State Housing Finance Agency, State
   Personal Income Tax Revenue,
   5.00%, 9/15/23, (Callable
   9/15/15 @ 100)                                        1,000           1,045
                                                                   -----------

                                    CONTINUED

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
OHIO (3.8%)
Cuyahoga County, 5.25%, 12/1/18                    $     1,500     $     1,615
                                                                   -----------

OKLAHOMA (2.4%)
Tulsa International Airport (AMT),
   5.50%, 6/1/10                                         1,000           1,030
                                                                   -----------

OREGON (2.5%)
Sunrise Water Authority Revenue,
   5.25%, 3/1/24, (Callable 3/1/14 @ 100)                1,000           1,064
                                                                   -----------

PENNSYLVANIA (7.5%)
Central Dauphin School District, 6.75%,
   2/1/24, (Callable 2/1/16 @ 100)                       1,000           1,201
Higher Educational Facilities Authority
   Revenue, Health System, Series A,
   5.00%, 8/15/07                                          500             506
Higher Educational Facilities Authority,
   Widener University, 3.85%, 7/15/13                      430             409
Lancaster Higher Education Authority
   College Revenue, 5.00%, 4/15/25,
   (Callable 4/15/16 @ 100)                              1,000           1,033
                                                                   -----------
                                                                         3,149
                                                                   -----------

PUERTO RICO (5.0%)
Commonwealth, Refunding Series A,
   5.00%, 7/1/30                                         1,000           1,033
Public Building Authority Revenue,
   Series I, 5.50%, 7/1/23, (Callable
   7/1/14 @ 100)                                         1,000           1,057
                                                                   -----------
                                                                         2,090
                                                                   -----------

SOUTH CAROLINA (2.5%)
Georgetown County School District,
   Series B, 5.00%, 3/1/19, (Callable
   3/1/12 @ 102)                                         1,000           1,047
                                                                   -----------

TENNESSEE (2.5%)
Energy Acquisition Corp., Gas Revenue,
   Series A, 5.00%, 9/1/15                               1,000           1,054
                                                                   -----------

WASHINGTON (2.5%)
Metropolitan Park District Tacoma,
   5.00%, 12/1/22, (Callable
   12/1/15 @ 100)                                        1,000           1,041
                                                                   -----------

TOTAL MUNICIPAL BONDS                                                   42,537
                                                                   -----------

                                    CONTINUED

                                                      SHARES          VALUE
                                                   -----------     -----------
MONEY MARKETS (0.4%)
AIM Tax Free Money Market Fund                             106     $        -- #
Dreyfus Tax Exempt Money
   Market Fund                                             575               1
Goldman Sachs Financial Tax Free
   Money Market Fund                                   151,120             150
Merrill Lynch Institutional Tax Exempt
   Fund                                                    667               1
                                                                   -----------

TOTAL MONEY MARKETS                                                        152
                                                                   -----------

TOTAL INVESTMENTS (COST $41,649) +  - 101.2%                            42,689

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (1.2)%                                                        (520)
                                                                   -----------

NET ASSETS - 100.0%                                                $    42,169
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS (99.3%)
ALABAMA (4.4%)
Birmingham Baptist Medical Center
   Special Care Facilities Financing               $     4,000     $     4,104
Authority, Series A, 5.00%, 11/15/14
   Mobile County, Refunding &
   Improvements Warrants, 5.25%,
   8/1/17, (Callable 8/1/14 @ 100)                       3,080           3,326
                                                                   -----------
                                                                         7,430
                                                                   -----------

ALASKA (1.2%)
Sport Fishing Revenue, 4.25%, 4/1/15                     1,000           1,004
Sport Fishing Revenue, 4.38%, 4/1/16                     1,000           1,009
                                                                   -----------
                                                                         2,013
                                                                   -----------

ARIZONA (4.2%)
Mesa Street & Highway Revenue,
   6.25%, 7/1/12                                         1,000           1,126
Mesa Street & Highway Revenue,
   6.25%, 7/1/13, (Prerefunded
   7/1/11 @ 100)                                         1,000           1,109
Pinal County Industrial Development
   Authority Revenue, Correctional
   Facilities Contract, 5.25%, 10/1/12                     220             232
Tempe Performing Arts Center, Excise
   Tax Revenue, 5.25%, 7/1/17,
   (Callable 7/1/14 @ 100)                               2,000           2,158
Tucson Street & Highway, User
   Revenue, Junior Lien, Series 1994-E,
   6.75%, 7/1/13                                         2,000           2,341
                                                                   -----------
                                                                         6,966
                                                                   -----------

ARKANSAS (0.6%)
University of Arkansas Revenue,
   5.00%, 3/1/16                                         1,000           1,069
                                                                   -----------

CALIFORNIA (2.6%)
La Canada University School District,
   Series A, GO, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)                                 375             410
Orange County, Series A, Refunding
   Recovery, 6.00%, 6/1/10                               3,000           3,248
Placentia -Yorba Linda Union School
   District, Series B, GO, 5.38%,
   8/1/22, (Callable 8/1/14 @ 100)                         675             732
                                                                   -----------
                                                                         4,390
                                                                   -----------

COLORADO (4.9%)
El Paso County School District
   No. 038, GO, 6.38%, 12/1/16,
   (Prerefunded 12/1/10 @ 100)                           1,150           1,269
El Paso County School District
   No. 038, GO, 6.38%, 12/1/18,
   (Prerefunded 12/1/10 @ 100)                           1,005           1,109
Housing & Finance Authority, Single
   Family Program, Series C-3, 4.70%,
   10/1/22, (Callable 10/1/09 @ 102)                         5               5

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
COLORADO, CONTINUED
State Department of Corrections
   Certificate of Participation, 5.00%,
   3/1/17, (Callable 3/1/16 @ 100)                 $     4,000     $     4,237
Summitt County School District
   No. RE1, GO, 5.75%, 12/1/12,
   (Callable 12/1/11 @ 100)                              1,465           1,602
                                                                   -----------
                                                                         8,222
                                                                   -----------

CONNECTICUT (1.0%)
New Haven, Series B, GO, 5.75%,
   11/1/09                                               1,500           1,594
                                                                   -----------

FLORIDA (0.9%)
Sunrise Utility Systems Revenue,
   5.50%, 10/1/18                                        1,425           1,566
                                                                   -----------

HAWAII (5.2%)
Airport Systems Revenue, Series B
   (AMT), 8.00%, 7/1/10                                  2,000           2,280
Highway Revenue, 5.50%, 7/1/10                             765             811
State Highway Revenue, 5.50%,
   7/1/17                                                5,000           5,578
                                                                   -----------
                                                                         8,669
                                                                   -----------

ILLINOIS (3.9%)
Chicago Metropolitan Water
   Reclamation District, Capital
   Improvement, ETM, GO,
   5.50%, 12/1/10                                        3,000           3,205
Development Financial Authority
   Revenue, DePaul University,
   Series C, 5.00%, 10/1/06                                125             125
Development Financial Authority
   Revenue, DePaul University,
   Series C, 5.00%, 10/1/07                                200             202
Educational Facilities Authority, Art
   Institute, 4.13%, 3/1/30                              1,000             987
Financial Authority, 4.75%, 12/1/10                        200             202
Financial Authority, 5.00%, 12/1/11                        250             256
Financial Authority, 5.00%, 12/1/12                        275             282
Financial Authority, 5.00%, 12/1/13                        275             282
Financial Authority Gas Supply
   Revenue, Peoples Gas Light &
   Coke Co., 4.30%, 6/1/35                               1,000             991
                                                                   -----------
                                                                         6,532
                                                                   -----------

INDIANA (5.5%)
Fort Wayne International Airport
   Building Corp. Revenue, (AMT),
   5.00%, 7/1/12                                         1,615           1,679
Fort Wayne International Airport
   Building Corp. Revenue, (AMT),
   5.00%, 7/1/13                                         1,695           1,765

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Municipal Power Supply Agency
   System Revenue, Series B,
   5.88%, 1/1/10                                   $     2,000     $     2,130
Municipal Power Supply Agency
   System Revenue, Series B,
   6.00%, 1/1/13                                         3,000           3,345
State Financial Authority, Series A,
   5.00%, 2/1/15                                           250             267
                                                                   -----------
                                                                         9,186
                                                                   -----------

IOWA (0.1%)
Iowa State University, Science &
   Technology Revenue, 3.75%, 7/1/10                       140             139
                                                                   -----------

KENTUCKY (1.8%)
Area Development Financing Lease
   Program, 3.00%, 6/1/09                                  470             450
Area Development Lease Acquisition
   Certificate of Participation,
   2.70%, 12/1/08                                          250             239
Area Development Lease Acquisition
   Certificate of Participation,
   3.00%, 12/1/09                                          255             243
Floyd County Public Properties
   Corp., 3.00%, 5/1/07, (Callable
   10/23/06 @ 100)                                         475             467
Housing Corp., 3.45%, 1/1/10                               275             271
Kenton County Airport Board, 5.00%,
   3/1/10                                                  730             753
Munfordville Industrial Development
   Revenue, 3.10%, 6/1/08                                  300             294
Munfordville Industrial Development
   Revenue, Louisville Bedding Co.
   Project, (AMT), 3.50%, 6/1/09                           310             303
                                                                   -----------
                                                                         3,020
                                                                   -----------

LOUISIANA (0.9%)
Public Facilities Authority Revenue,
   5.00%, 7/1/16                                         1,000           1,034
State Citizens Property Insurance Corp.,
   Series B, 5.00%, 6/1/18, (Callable
   6/1/16 @ 100)                                           400             422
                                                                   -----------
                                                                         1,456
                                                                   -----------

MICHIGAN (23.0%)
Brandon School District, GO, 4.00%,
   5/1/16                                                1,430           1,417
Building Authority Revenue, 5.00%,
   10/15/29                                              1,500           1,570
Building Authority Revenue, Police
   Communications, 5.50%, 10/1/12                          350             381
Comprehensive Transportation, 5.50%,
   5/15/11                                                 950           1,019
Comprehensive Transportation, 4.00%,
   5/15/15                                                 320             319

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Detroit Water Supply Systems,
   Series A, 5.00%, 7/1/16                         $       500     $       536
Higher Education Facilites Authority
   Revenue, Kalamazoo College
   Project, 5.25%, 12/1/07                                 765             779
Higher Education Facilities Authority
   Revenue, Hope College Project,
   4.50%, 10/1/07                                          250             253
Higher Education Facilities Authority
   Revenue, Hope College Project,
   4.80%, 10/1/10, (Callable
   10/1/09 @ 100)                                          590             598
Higher Education Facilities Authority,
   Hope College Project, 4.70%, 10/1/09                    200             204
Higher Education Student Loan
   Authority Revenue, Series XII-Q,
   (AMT), 5.05%, 9/1/08                                  3,885           3,940
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.60%, 9/1/08                                  1,000           1,012
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 5.20%, 9/1/08                                  4,225           4,310
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.75%, 3/1/09                                  1,800           1,834
Higher Education Student Loan
   Authority Revenue, Series XVII-I,
   (AMT), 3.95%, 3/1/11                                  1,000             977
Hospital Finance Authority, 4.35%,
   3/1/09                                                  500             501
Hospital Financial Authority Revenue,
   Edward W. Sparrow Group, 5.25%,
   11/15/08                                              1,125           1,157
Hospital Financial Authority Revenue,
   Edward W. Sparrow Hospital, 5.25%,
   11/15/09                                              1,165           1,208
Hospital Financial Authority Revenue,
   Holland Community Hospital,
   Series A, 5.00%, 1/1/15, (Callable
   1/1/14 @ 100)                                           505             526
Kent Hospital Financial Authority
   Revenue, Spectrum Health, Series A,
   5.50%, 1/15/13, (Prerefunded
   7/15/11 @ 101)                                          125             135
Kent Hospital Financial Authority
   Revenue, Spectrum Health, Series B,
   5.00%, 7/15/11                                        2,275           2,362
Kent Hospital Financial Authority,
   Revenue, Spectrum Health, Series A,
   5.25%, 1/15/09                                        1,075           1,106

                                    CONTINUED

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Montague Public School District,
   GO, 5.50%, 5/1/12, (Callable
   11/1/11 @ 100)                                  $     1,005     $     1,081
State Hospital Finance Authority
   Revenue, Henry Ford Health
   Systems-A, 5.00%, 11/15/18,
   (Callable 11/15/16 @100)                                500             516
State Hospital Financial Authority
   Revenue, Marquette General Hospital
   Obligations Group-A, 5.00%, 5/15/13                   1,505           1,539
State Housing Development Authority,
   Multi-Family Revenue, 4.15%, 4/20/11                    320             319
State Housing Development Authority,
   Multi-Family Revenue, 4.40%, 4/20/13                    175             175
State Housing Development Authority,
   Series A, (AMT), 3.95%, 12/1/12                         660             654
State Strategic Fund Solidwaste
   Disposal Revenue, 4.63%, 12/1/12                        750             747
Strategic Fund, Limited Obligation
   Revenue, Hope Network Project,
   Series B, 4.80%, 9/1/08                               1,000           1,016
Strategic Fund, Limited Obligation
   Revenue, International Project,
   3.00%, 8/1/07                                         1,415           1,392
Strategic Fund, Limited Obligation
   Revenue, International Project,
   4.75%, 8/1/11                                         2,240           2,284
Strategic Fund, Limited Obligation
   Revenue, International Project,
   5.00%, 8/1/13                                           820             849
Trunk Line, Series A, 5.25%, 11/1/13                       600             649
Wyandotte Electric Revenue, (AMT),
   5.00%, 10/1/13                                          600             624
Wyandotte Electric Revenue, (AMT),
   4.50%, 10/1/14                                          600             604
                                                                   -----------
                                                                        38,593
                                                                   -----------

MINNESOTA (2.6%)
Housing Finance Agency, 4.55%,
   7/1/12, (Callable 7/1/11 @ 100)                       1,140           1,144
St. Paul, Housing & Redevelopment
   Authority Revenue, Smith Avenue
   Transit Center, 3.50%, 6/1/12,
   (Callable 6/1/10 @100)                                2,000           1,934
State Housing Finance Agency,
   Residential Housing, (AMT),
   3.40%, 7/1/12                                         1,345           1,276
                                                                   -----------
                                                                         4,354
                                                                   -----------

MISSISSIPPI (0.8%)
University Educational Building Corp.
   Revenue, Series A, 5.00%, 8/1/18,
   (Callable 8/1/16 @100)                                1,270           1,340
                                                                   -----------

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
MISSOURI (1.4%)
Brentwood Tax Increment Revenue,
   Brentwood Square Project,
   4.13%, 5/1/11                                   $       245     $       244
Clay County Public School District
   No. 53, Liberty Direct Deposit
   Program, GO, 6.25%, 3/1/17,
   (Callable 3/1/10 @ 100)                               2,000           2,152
                                                                   -----------
                                                                         2,396
                                                                   -----------

NEBRASKA (0.7%)
Financial Authority Single Family
   Housing, Series C, 3.75%, 9/1/11                        240             237
Financial Authority Single Family
   Housing, Series C, 3.85%, 3/1/12                        150             148
Investment Financial Authority, Single
   Family Housing Revenue, Series D,
   (AMT), 4.10%, 9/1/10                                    325             319
Investment Financial Authority, Single
   Family Housing Revenue, Series D,
   (AMT), 4.25%, 9/1/11                                    465             462
                                                                   -----------
                                                                         1,166
                                                                   -----------

NEVADA (1.0%)
Clark County, GO, 4.50%, 6/1/17,
   (Callable 6/1/16 @ 100)                               1,325           1,353
Douglas County, Solid Waste Disposal,
   3.00%, 12/1/07                                          100              98
Douglas County, Solid Waste Disposal,
   3.50%, 12/1/08                                          100              99
Douglas County, Solid Waste Disposal,
   3.75%, 12/1/09                                          100              99
                                                                   -----------
                                                                         1,649
                                                                   -----------

NEW JERSEY (2.3%)
State Transportation Fund Authority,
   Series A, 5.25%, 12/15/19                             1,000           1,088
Turnpike Authority Revenue, Series A,
   6.00%, 1/1/13                                           575             643
Turnpike Authority Revenue, Series A,
   ETM, 6.00%, 1/1/13                                    1,925           2,155
                                                                   -----------
                                                                         3,886
                                                                   -----------

NEW MEXICO (3.4%)
Mortgage Finance Authority, Series A2,
   Class I, (AMT), 3.90%, 1/1/19,
   (Callable 1/1/16 @ 100)                               1,250           1,248
Mortgage Finance Authority, Series A2,
   Class I, (AMT), 4.40%, 1/1/27,
   (Callable 1/1/16 @ 100)                               2,000           1,991
Mortgage Financial Authority, Single
   Family Mortgage, (AMT), 4.05%,
   7/1/26                                                  930             926
Mortgage Financial Authority, Single
   Family Mortgage, (AMT), 5.50%,
   7/1/36                                                  960           1,026

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
NEW MEXICO , CONTINUED
Taos County Gross Receipts Tax
   Revenue, County Educational
   Improvements, 3.88%, 10/1/11                    $       565     $       528
                                                                   -----------
                                                                         5,719
                                                                   -----------

NEW YORK (0.6%)
Utica Industrial Development Agency
   Civic Facility, 4.50%, 10/1/34                        1,000           1,014
                                                                   -----------

NORTH DAKOTA (0.2%)
Department of Transportation,
   Grant & Revenue Anticipation
   Bonds, 3.50%, 6/1/12                                    395             384
                                                                   -----------

OHIO (2.6%)
Cuyahoga County, 5.25%, 12/1/18                            915             985
Economic Development Revenue,
   (AMT), 4.08%, 6/1/13                                    500             493
Housing Financial Agency Mortgage
   Revenue, (AMT), 3.55%, 3/1/10                         1,000             980
Housing Financial Agency Mortgage
   Revenue, (AMT), 3.70%, 3/1/11                         1,000             983
Housing Financial Agency Mortgage
   Revenue, (AMT), 4.00%, 3/1/14                           500             492
Summit County, GO, 6.00%, 12/1/09                          400             426
                                                                   -----------
                                                                         4,359
                                                                   -----------

OKLAHOMA (0.4%)
Housing Finance Agency, Single Family
   Revenue, 4.25%, 9/1/25, (Callable
   9/1/15 @ 100)                                           600             598
                                                                   -----------

OREGON (4.3%)
Clackamas County School District, GO,
   5.00%, 6/15/16                                        5,020           5,317
State Department Transportation
   Highway Usertax, Series A, 5.25%,
   11/15/16, (Callable 11/15/14 @ 100)                   1,775           1,918
                                                                   -----------
                                                                         7,235
                                                                   -----------

PENNSYLVANIA (1.8%)
Higher Educational Facilities Authority,
   Widener University, 3.60%, 7/15/11                      250             238
Higher Educational Facilities Authority,
   Widener University, 3.75%, 7/15/12                      405             385
Housing Finance Agency, 4.50%,
   10/1/09                                               1,195           1,210
Lehigh Northampton Airport (AMT),
   5.00%, 1/1/19, (Callable 1/1/15 @ 100)                1,175           1,209
                                                                   -----------
                                                                         3,042
                                                                   -----------

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
PUERTO RICO (2.2%)
Commonwealth Government
   Development, (AMT), 5.25%, 1/1/15               $     1,500     $     1,563
Commonwealth, Refunding Series A,
   5.00%, 7/1/30                                         2,000           2,066
                                                                   -----------
                                                                         3,629
                                                                   -----------

RHODE ISLAND (1.6%)
Depositors Economic Protection
   Corp., Series A, ETM, 5.88%, 8/1/11                   2,535           2,751
                                                                   -----------

SOUTH CAROLINA (0.6%)
Anderson County School District
   No. 002, Series B, GO, 6.00%, 3/1/13,
   (Callable 3/1/10 @ 101)                                 890             962
                                                                   -----------

TENNESSEE (3.5%)
Energy Acquisition Corp., Gas Revenue,
   Series A, 5.00%, 9/1/15                               2,000           2,107
Housing Development Agency, Series A,
   4.00%, 7/1/10                                         1,100           1,094
Metropolitan Nashville Airport
   Authority Revenue, (AMT), 5.38%,
   7/1/14, (Callable 7/1/08 @ 102)                       2,570           2,677
                                                                   -----------
                                                                         5,878
                                                                   -----------

TEXAS (2.3%)
Dallas Fort Worth International Airport
   Revenue, 5.00%, 11/1/15, (Callable
   11/1/09 @ 100)                                        2,000           2,045
Hidalgo County Health Services,
   Mission Hospital, Inc. Project,
   4.00%, 8/15/06                                          250             250
Municipal Power Agency Revenue,
   4.00%, 9/1/12                                           500             500
State Transportation
   Community-Mobility Fund, GO,
   5.00%, 4/1/19, (Callable 4/1/16 @ 100)                1,000           1,053
                                                                   -----------
                                                                         3,848
                                                                   -----------

UTAH (0.3%)
Housing Corp., Single Family Mortgage
   Revenue, Series A, Class I, (AMT),
   2.35%, 7/1/07                                           500             490
                                                                   -----------

VIRGINIA (1.3%)
Richmond, GO, 5.38%, 7/15/13,
   (Prerefunded 7/15/11 @ 101)                           2,000           2,158
                                                                   -----------

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
WASHINGTON (5.2%)
Energy Northwest Electric Revenue,
   5.50%, 7/1/15                                   $     3,190     $     3,511
Grant County Public Utility District
   No. 002, Electric Revenue,
   5.00%, 1/1/11                                         2,485           2,599
King County School District No. 415,
   Kent, Series A, GO, 5.55%, 12/1/11                    2,000           2,152
Yakima County, GO, 5.25%, 12/1/16,
   (Callable 12/1/12 @ 100)                                425             451
                                                                   -----------
                                                                         8,713
                                                                   -----------

TOTAL MUNICIPAL BONDS                                                  166,416
                                                                   -----------

MONEY MARKETS (0.1%)
AIM Tax Free Money Market Fund                             105              -- #
Dreyfus Tax Exempt Money
   Market Fund                                             311              -- #
Goldman Sachs Financial Tax Free
   Money Market Fund                                   166,095             167
Merrill Lynch Institutional Tax Exempt
   Fund                                                    328              -- #

TOTAL MONEY MARKETS                                                        167
                                                                   -----------

TOTAL INVESTMENTS (COST $164,040)+ - 99.4%                             166,583

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.6%                                                    1,051
                                                                   -----------

NET ASSETS - 100.0%                                                $   167,634
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                        OHIO MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS (98.5%)
MICHIGAN (1.8%)
State Comprehensive Transportation,
   4.00%, 5/15/14                                  $     2,000     $     2,003
                                                                   -----------

OHIO (91.1%)
Akron Bath Copley Joint Township
   Hospital District, Summa Health
   System Revenue, Series A, 5.25%,
   11/15/16, (Callable 11/15/14 @ 100)                   1,000           1,050
American Municipal Power - Ohio, Inc.,
   5.25%, 1/1/11                                         1,825           1,931
Beavercreek Local School District,
   6.60%, 12/1/15                                        1,500           1,740
Berea, GO, 5.13%, 12/1/13                                1,080           1,111
Building Authority, 5.25%, 10/1/10,
   (Callable 4/1/09 @ 101)                               2,410           2,521
Butler County Hospital Facilities
   Revenue, 4.75%, 11/15/18                                820             845
Butler County Hospital Facilities
   Revenue, 4.75%, 11/15/18,
   (Callable 11/15/08 @ 101)                             1,180           1,155
Cincinnati City School District,
   Classroom Facilities Construction
   & Improvements, 5.25%, 12/1/14,
   (Callable 12/1/13 @ 100)                              3,000           3,242
Cleveland Public Power System
   Revenue, 5.25%, 11/15/16,
   (Callable 11/15/06 @ 102)                             4,900           5,018
Cleveland, GO, 5.25%, 12/1/17                            1,125           1,215
Cleveland, Non Tax Revenue, Cleveland
   Stadium Project, 5.00%, 12/1/15                       1,225           1,302
Cuyahoga County, 5.25%, 12/1/18                          2,000           2,153
Cuyahoga County Hospital Revenue,
   5.50%, 2/15/09                                        1,245           1,292
Cuyahoga County Jail Facilities, GO,
   5.25%, 10/1/13                                        3,000           3,243
Dayton-Montgomery County Port
   Authority, (AMT), 4.75%, 11/15/15                       695             699
Dayton-Montgomery County Port
   Authority, Development-Parking Garage
   Project, Series A, 5.00%, 11/15/17                    1,000           1,004
Economic Development Revenue,
   3.50%, 12/1/07                                          210             206
Economic Development Revenue,
   4.40%, 12/1/12                                          815             812
Erie County Hospital Facilities
   Revenue, 5.00%, 8/15/08                                 400             404
Erie County Hospital Facilities Revenue,
   5.50%, 8/15/12                                          250             262
Franklin County Development Revenue,
   5.50%, 10/1/12, (Callable
   10/1/09 @ 101)                                        2,270           2,381
Franklin County, Online Computer
   Library Center, 5.00%, 4/15/10                        2,270           2,325

                                    CONTINUED

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Franklin County, Trinity Health, 5.00%,
   6/1/13                                          $       475     $       496
Hamilton County Hospital Facilities
   Revenue, Cincinnati Children's
   Hospital, Series J, 4.50%, 5/15/14                    1,510           1,553
Higher Education, Case Western
   Reserve, 6.25%, 7/1/14                                6,500           7,427
Higher Education, Dennison University
   Project, 5.50%, 11/1/12, (Callable
   11/1/11@ 101)                                         1,000           1,081
Higher Education, John Carroll
   University, 5.25%, 11/15/14,
   (Callable 11/15/13 @ 100)                             1,435           1,522
Higher Education, John Carroll
   University, 5.25%, 11/15/15,
   (Callable 11/15/13 @ 100)                             1,490           1,575
Higher Educational Facilities Revenue,
   Ohio Northern University Project,
   3.50%, 5/1/10                                           475             461
Higher Educational Facilities Revenue,
   Ohio Northern University Project,
   3.88%, 5/1/13                                           645             626
Housing Authority, 4.63%, 9/1/31,
   (Callable 1/1/11 @ 100)                               1,240           1,242
Housing Finance Agency, (AMT),
   3.95%, 9/1/08                                           305             305
Housing Finance Agency, (AMT),
   4.15%, 9/1/09                                           525             518
Housing Finance Agency, (AMT),
   4.35%, 9/1/10                                           200             198
Housing Finance Agency, (AMT),
   3.65%, 9/1/11                                           705             676
Housing Finance Agency, (AMT),
   4.55%, 9/1/11                                           200             200
Housing Finance Agency, (AMT),
   3.30%, 9/1/30                                         1,035           1,021
Housing Finance Agency, Mortgage
   Revenue, (AMT), 3.90%, 3/1/13                         1,000             986
Knox County Hospital Facilities
   Revenue, 4.70%, 6/1/08                                1,150           1,162
Knox County Hospital Facilities
   Revenue, 5.00%, 6/1/12                                6,250           6,486
Lucas County, 6.65%, 12/1/12                               130             131
Mental Health Capital Facilities,
   Series II-A, 5.00%, 6/1/13                            2,135           2,259
Miami County Hospital Facility, 5.25%,
   5/15/15                                                 500             523
Montgomery County Catholic Health
   Initiatives, Series A, 6.00%, 12/1/26                 2,750           2,959
Municipal Electric Generation Agency,
   Refunding, Joint Venture, 5-CTFS
   Ben Int, 5.00%, 2/15/14                               2,675           2,847
North Olmstead, 6.20%, 12/1/11                           3,000           3,229
Ohio State Higher Education Facilities
   Revenue, 5.00%, 5/1/16                                2,010           2,136

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Ohio State Higher Education Facilities
   Revenue, 5.00%, 5/1/19                          $     3,115     $     3,267
Ohio State Higher Education, Series A,
   4.25%, 5/1/16                                         2,310           2,339
Ohio State Univeristy General Reciepts,
   Series B, 5.25%, 6/1/18                               5,880           6,264
State Higher Education Facility
   Revenue, John Carroll University,
   4.00%, 11/15/09                                         500             501
State Higher Educational Facility,
   Mount Union College Project,
   4.75%, 10/1/15                                          385             402
State Higher Educational Facility,
   Mount Union College Project,
   4.75%, 10/1/16                                          300             313
State Higher Educational Facility,
   Mount Union College Project, 5.25%,
   10/1/21, (Callable 10/1/16 @ 100)                       980           1,035
State Mental Health Facilities, 4.13%, 6/1/15            1,600           1,604
State Schools, 5.00%, 6/15/13                            1,000           1,067
State Solid Waste Revenue, Ohio Water
   Development Authority, (AMT),
   4.85%, 11/1/22                                        3,000           3,017
State Solid Waste Revenue, Republic
   Services Project, (AMT), 4.25%, 4/1/33                3,470           3,355
Toledo-Lucas County, Port Authority
   Special Assessment Revenue, Crocker
   Park Public Improvement Project,
   5.00%, 12/1/09                                        1,110           1,122
Toledo-Lucas County, Port Authority
   Special Assessment Revenue,
   Crocker Park Public Improvements
   Project, 5.00%, 12/1/08                               1,155           1,170
University of Cincinnati, 5.00%, 6/1/10                    300             313
                                                                   -----------
                                                                       103,299
                                                                   -----------

PUERTO RICO (2.7%)
Commonwealth, Refunding Series A,
   5.00%, 7/1/30                                         3,000           3,099
                                                                   -----------

WASHINGTON (2.9%)
Energy Northwest Electric Revenue,
   5.50%, 7/1/15                                         3,000           3,301
                                                                   -----------

TOTAL MUNICIPAL BONDS                                                  111,702
                                                                   -----------

MONEY MARKETS (2.2%)
Goldman Sachs Financial Tax Free
   Money Market Fund                                 2,532,341           2,532
                                                                   -----------

TOTAL MONEY MARKETS                                                      2,532
                                                                   -----------

TOTAL INVESTMENTS (COST $112,932)+ - 100.7%                            114,234

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                            (840)
                                                                   -----------

NET ASSETS - 100.0%                                                $   113,394
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                    MICHIGAN MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS (100.6%)
MICHIGAN (97.9%)
Ann Arbor Water Supply Systems,
   5.00%, 2/1/10                                   $       880     $       915
Avondale School District, UTGO,
   5.00%, 5/1/10                                           800             832
Birmingham City School District,
   5.00%, 11/1/10                                        1,905           1,991
Building Authority Revenue, 5.00%,
   10/15/29                                              1,000           1,046
Certificate of Participation, Series A,
   5.00%, 9/1/31                                         2,000           2,084
Clarkston Community Schools, 5.25%,
   5/1/29                                                1,000           1,081
Clarkston Schools, 4.00%, 5/1/12                           200             201
Coldwater Electric Utility Revenue,
   4.50%, 8/1/11                                           515             525
Coldwater Electric Utility Revenue,
   4.50%, 8/1/13                                           570             582
Comprehensive Transportation,
   Series A, 5.25%, 5/15/09                              1,000           1,039
Detroit Convention Facilities, 5.00%,
   9/30/08                                               2,000           2,048
Detroit Water Supply Systems,
   Series A, 5.00%, 7/1/15                               1,000           1,071
Grand Rapids & Kent County Joint
   Building Authority, GO, 5.50%,
   10/1/09                                                 605             636
Grand Rapids & Kent County Joint
   Building Authority, UTGO, 5.50%,
   10/1/07                                                 535             546
Higher Education Facilities Authority
   Revenue, Hope College Project,
   4.60%, 10/1/08                                          320             325
Higher Education Facilities Authority
   Revenue, Kalamazoo College
   Project, 5.25%, 12/1/06                                 725             729
Higher Education Facilities Authority,
   Thomas M. Cooley Law School,
   4.75%, 5/1/07                                         1,265           1,270
Higher Education Student Loan
   Authority Revenue, (AMT), 5.00%,
   3/1/07                                                2,525           2,535
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.60%, 9/1/08                                  1,000           1,012
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 4.75%, 3/1/09                                    200             204
Higher Education Student Loan
   Authority Revenue, Series XVII-I
   (AMT), 3.65%, 3/1/10                                  1,000             978
Hospital Financial Authority Revenue,
   Hospital Crittenton, Series A,
   3.85%, 3/1/07                                           200             199

                                    CONTINUED

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Hospital Financial Authority Revenue,
   Hospital Crittenton, Series A,
   4.15%, 3/1/08                                   $       300     $       301
Hospital Financial Authority Revenue,
   McLaren Health Care, Series C,
   4.00%, 8/1/08                                           405             406
Hospital Financial Authority Revenue,
   Sparrow Obligation Group,
   5.00%, 11/15/06                                         735             736
Housing Development Authority,
   (AMT), Series B, 3.55%, 12/1/06                         175             175
Housing Development Authority,
   (AMT), Series B, 3.85%, 12/1/07                         215             213
Housing Development Authority,
   (AMT), Series B, 4.13%, 12/1/08                         305             304
Housing Development Authority,
   (AMT), Series B, 4.35%, 12/1/09                         355             356
Housing Development Authority,
   (AMT), Series B, 4.55%, 12/1/10                         455             460
Housing Development Authority,
   (AMT), Series B, 4.65%, 12/1/11                         485             493
Housing Development Authority,
   Parkway Meadows Project,
   3.50%, 10/15/08                                         930             919
Housing Development Authority,
   Parkway Meadows Project, 3.50%,
   10/15/09                                                710             710
Kalamazoo Hospital Finance Authority
   Revenue, Bronson Methodist Hospital,
   5.50%, 5/15/08                                          750             771
Kalamazoo Hospital Finance Authority
   Revenue, Bronson Methodist Hospital,
   5.00%, 10/15/08                                         500             512
Kent, Hospital Financial Authority
   Revenue, Spectrum Health, Series B,
   5.00%, 7/15/11                                          600             623
Kent, Hospital Financial Authority
   Revenue, Spectrum Health, 5.25%,
   1/15/08                                                 430             438
Mount Clemens Community School
   District, 5.50%, 5/1/12                               1,075           1,162
Municipal Building Authority Revenue,
   Government Loan Program, Series C,
   5.00%, 5/1/10                                         1,000           1,042
Muskegon County, Wastewater
   Management System, No. 1, (AMT),
   5.00%, 7/1/08                                         1,000           1,020
Novi Community School District,
   Building & Site Improvements, 5.00%,
   10/1/08                                               2,320           2,378
South Macomb Disposal Authority
   Revenue, 5.00%, 9/1/08                                1,115           1,142

                                    CONTINUED

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Hospital Finance Authority
   Revenue, 5.00%, 11/15/14                        $       250     $       262
State Hospital Finance Authority
   Revenue, Holland Community
   Hospital, 4.15%, 1/1/12                                 450             448
State Hospital Finance Authority
   Revenue, General Hospital
   Obligations Group, 5.00%, 5/15/10                       905             927
State Housing Development Authority,
   Multi-Family Revenue, 3.55%, 4/20/08                    395             394
State Strategic Fund Solidwaste
   Disposal Revenue, 4.63%, 12/1/12                        250             249
Strategic Fund, Hope Network Project,
   Series B, 4.75%, 9/1/07                                 615             619
Strategic Fund, Limited Obligation
   Revenue, Consumers Energy
   Company Project, 3.38%, 6/15/10                       2,000           1,937
Strategic Fund, Limited Obligation
   Revenue, Henry Ford Museum Village
   Project, 3.68%, 12/1/33 (d)                           1,680           1,680
University of Michigan Hospital
   Revenue, 5.00%, 12/1/08                               2,000           2,048
University of Michigan Hospital
   Revenue, 5.00%, 12/1/09                                 510             528
University of Michigan Hospital
   Revenue, 3.67%, 12/1/35 (d)                             900             900
University of Michigan, Medical Service
   Plan, Series A-1, 3.65%, 12/1/21 (d)                    175             175
University of Michigan, Series A-2,
   3.65%, 12/1/24 (d)                                      400             400
Warren Building Authority, 3.70%,
   11/1/09                                                 225             223
Wayne Charter County, Airport
   Revenue, Detroit Metro County,
   Series D, (AMT), 5.25%, 12/1/06                       2,000           2,009
Wayne County Airport Authority,
   5.00%, 12/1/09                                        1,000           1,029
Wayne County Community College,
   5.25%, 7/1/09                                         1,000           1,040
Wayne-Westland Community Schools,
   5.00%, 5/1/10                                         1,000           1,041
Wyandotte City School District, 4.00%,
   5/1/13                                                  810             814
Wyandotte, Electric Revenue, (AMT),
   4.50%, 10/1/11                                          600             608
Wyandotte, Electric Revenue, (AMT),
   5.00%, 10/1/12                                          600             623
Zeeland, Water System Revenue,
   (AMT), 4.00%, 10/1/06                                   245             245
Zeeland, Water System Revenue,
   (AMT), 4.00%, 10/1/07                                   255             254

                                    CONTINUED

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Zeeland, Water System Revenue,
   (AMT), 4.00%, 10/1/08                           $       270     $       269
Zeeland, Water System Revenue,
   (AMT), 4.00%, 10/1/09                                   280             275
                                                                   -----------
                                                                        55,007
                                                                   -----------

PUERTO RICO (2.7%)
Commonwealth Government
   Development, (AMT), 5.25%, 1/1/15                       500             521
Public Buildings Authority Revenue,
   Refunding, Government Facilities,
   Series K, 4.50%, 7/1/22                               1,000           1,004
                                                                   -----------
                                                                         1,525
                                                                   -----------

TOTAL MUNICIPAL BONDS                                                   56,532
                                                                   -----------

MONEY MARKETS (0.1%)
AIM Tax Free Money Market Fund                             174              -- #
Dreyfus Tax Exempt Money
   Market Fund                                             103              -- #
Goldman Sachs Financial Tax Free
   Money Market Fund                                    69,794              70
Merrill Lynch Institutional Tax Exempt
   Fund                                                  1,772               2
                                                                   -----------

TOTAL MONEY MARKETS                                                         72
                                                                   -----------

TOTAL INVESTMENTS (COST $57,108)+ - 100.7%                              56,604

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.7)%                                                       (400)
                                                                   -----------

NET ASSETS - 100.0%                                                $    56,204
                                                                   ===========

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                               FIFTH THIRD FUNDS
                                     NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*     Non-income producing security.

**    Rate represents the effective yield at purchase.

#     Market value is less than five hundred dollars.

+     Represents cost for financial reporting purposes.

(a) Part of this security has been designated as initial margin on open futures contracts.

(b)   Affiliate.

(c) Dollar value included in the security description indicated represents expected per share annual dividend.

(d) Variable rate security. Rate presented represents rate in effect at July 31, 2006. Maturity date represents actual maturity date.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Funds advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f) All or part of this security has been designated as collateral for TBA security.

(g)   All or part of this security was on loan at July 31, 2006.

(h)   Investment is in Institutional Shares of underlying fund.

(i)   Common Stock.

(j) Security was fair valued at July 31, 2006 using procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depositary Receipts
GO - General Obligation
SPDR - Standard & Poor's Depositary Receipt
TBA - To Be Announced
TRAINS - Targeted Return Index Security
UTGO - Unlimited Tax General Obligation
W/I - When Issued


                                             COST OF                                          NET
                                         INVESTMENTS FOR      GROSS          GROSS         UNREALIZED
                                           FEDERAL TAX      UNREALIZED     UNREALIZED    APPRECIATION/
          FIFTH THIRD FUNDS                 PURPOSES       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                         ---------------   ------------   ------------   --------------
Small Cap Growth Fund                       $173,216         $ 34,057      $ (6,358)        $ 27,699
Mid Cap Growth Fund                          415,843           71,310        (9,830)          61,480
Quality Growth Fund                          873,904           84,224       (33,903)          50,321
Large Cap Core Fund                          190,833           21,480        (4,760)          16,720
Equity Index Fund                            233,129          229,542       (15,798)         213,744
Balanced Fund                                 90,987            3,104        (2,475)             629
Micro Cap Value Fund                         126,713           23,166        (8,378)          14,788
Small Cap Value Fund                         146,817           10,770        (5,234)           5,536
Multi Cap Value Fund                         309,022           76,602        (5,736)          70,866
Disciplined Large Cap Value Fund             596,439          108,847       (16,949)          91,898
LifeModel Aggressive Fund                    149,800           24,854        (1,044)          23,810
LifeModel Moderately Aggressive Fund         289,216           42,472        (3,145)          39,327
LifeModel Moderate Fund                      491,798           38,674        (9,780)          28,894
LifeModel Moderately Conservative Fund        97,756            9,491        (2,365)           7,126
LifeModel Conservative Fund                   54,455            2,124        (1,804)             320
Strategic Income Fund                        157,548            7,964        (5,247)           2,717
Dividend Growth Fund                          21,518            1,484          (471)           1,013
Technology Fund                               73,326            1,895        (2,758)            (863)
International Equity Fund                    427,657          102,151       (37,255)          64,896
High Yield Bond Fund                          72,362              206        (2,210)          (2,004)
Bond Fund                                    318,952            1,134        (5,833)          (4,699)
Intermediate Bond Fund                       499,050              643        (7,653)          (7,010)
Short Term Bond Fund                         317,750           (1,113)       (4,709)          (5,822)
U.S. Government Bond Fund                     57,333              482        (1,469)            (987)
Municipal Bond Fund                           41,625            1,081           (17)           1,064
Intermediate Municipal Bond Fund             164,029            3,470          (916)           2,554
Ohio Municipal Bond Fund                     112,757            2,058          (581)           1,477
Michigan Municipal Bond Fund                  57,092              161          (649)            (488)


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006

--------------------------------------------------------------------------------

Open futures contracts as of July 31, 2006
(Amounts in thousands, except contract amount):


                                                                                     UNREALIZED
                            NUMBER OF                                   NOTIONAL   APPRECIATION/     MARKET
                            CONTRACTS   CONTRACT TYPE                    AMOUNT    (DEPRECIATION)    VALUE
                            ---------   -----------------------------   --------   --------------   --------
Large Cap Core Fund                16   Standard & Poors 500, 9/14/06   $  5,095       $   32       $  5,127
                                 ====                                   ========       ======       ========
Equity Index Fund                  41   Standard & Poors 500, 9/14/06     12,939          199         13,138
                                 ====                                   ========       ======       ========
International Equity Fund          72   CAC 40, 9/15/06                    4,436          189          4,625
                                    7   DAX, 9/15/06                       1,206           69          1,275
                                  (90)  DJ, 9/15/06                       (4,109)        (138)        (4,247)
                                   34   NIKKEI 225, 9/7/06                 4,587          (16)         4,571
                                   70   TOPIX, 9/7/06                      9,351          239          9,590
                                   82   FTSE, 9/21/06                      2,007          262          2,269
                                   43   HANG SENG, 8/30/06                 4,687           10          4,697
                                 ----                                   --------       ------       --------
                                  218                                   $ 22,165       $  615       $ 22,780
                                 ====                                   ========       ======       ========


The table below reflects the Fund's activities in written options, all of which were for purposes of earning additional income during the period. No other Funds engaged in written option contracts during the year needed July 31, 2006.

                            BALANCE AT      OPTIONS   OPTIONS     BALANCE AT
   NUMBER OF CONTRACTS     JULY 31, 2005    WRITTEN   EXPIRED    JULY 31, 2006
                         -----------------  -------  ----------  -------------
Balanced                         34            --       (34)             --
Dividend Growth                  --            40       (40)             --

   PREMIUMS
Balanced                        $ 8           $--      $ (8)            $--
Dividend Growth                  --             7        (7)             --

As of July 31, 2006, the following Funds had securities on loan with the following market values and collateral amounts:


                                                                MARKET
                                                   OPEN        VALUE OF      AVERAGE
                                      CASH      COLLATERAL      LOANED         LOAN
                                   COLLATERAL   COMMITMENTS   SECURITIES   OUTSTANDING*
                                   ----------   -----------   ----------   ------------
Small Cap Growth Fund               $ 53,720       $ 36        $ 52,019      $ 49,922
Mid Cap Growth Fund                  105,117        267         101,984        89,713
Quality Growth Fund                  152,650       (265)        147,451       143,865
Large Cap Core Fund                   19,054        (57)         18,381        17,451
Equity Index Fund                     38,883       (203)         37,422        44,837
Balanced Fund                          6,463         40           6,294         7,643
Micro Cap Value Fund                  23,113        (40)         22,325        17,435
Small Cap Value Fund                  30,712         23          29,742        24,762
Multi Cap Value Fund                  52,482        (94)         50,691        47,368
Disciplined Large Cap Value Fund      76,631       (996)         73,157        77,894
Strategic Income Fund                  6,581         (7)          6,360         8,025
Dividend Growth Fund                     862         (7)            827         1,055
Technology Fund                       16,640         17          16,119        16,515
International Equity Fund             28,616       (114)         27,576        26,856
High Yield Bond Fund                   5,202          6           5,039         3,330
Bond Fund                                745          2             723         8,156
Intermediate Bond Fund                21,265         26          20,603        16,934
Short Term Bond Fund                  42,583        (53)         41,152        24,643


__________________________
* For the periods when securities lending was utilized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006

--------------------------------------------------------------------------------

The cash collateral received by the Fifth Third Funds at July 31, 2006, was pooled and invested in the following:


SECURITY TYPE            SECURITY NAME                     VALUE     RATE    MATURITY DATE
----------------------   ------------------------------   --------   -----   -------------
Certificate of Deposit   Bayersiche Landesbank NY         $ 25,000   5.45%      7/24/07
Floating Rate Security   AISF Global Finance                10,002   5.38%     12/11/06
Floating Rate Security   American Express                   35,000   5.35%      7/20/07
Floating Rate Security   Bank of America                    30,008   5.76%      8/22/06
Floating Rate Security   Bank of New York Co., Inc.         40,000   5.34%      7/11/07
Floating Rate Security   BNP Paribas                        15,000   5.14%      5/18/07
Floating Rate Security   Canadian Imperial Bank NY          20,000   5.38%      7/25/07
Floating Rate Security   Florida Heart Group                 8,705   5.40%       4/1/14
Floating Rate Security   General Electric Capital Corp.      7,704   5.45%       8/9/07
Floating Rate Security   General Electric Capital Corp.     25,006   5.41%      12/8/06
Floating Rate Security   Goldman Sachs Group, Inc.          27,000   5.40%      1/12/07
Floating Rate Security   Guiding Light Church               10,700   5.40%       3/1/25
Floating Rate Security   HSBC Finance Corp.                 35,000   5.43%      7/24/07
Floating Rate Security   IBM Corp.                          35,000   5.34%       8/9/07
Floating Rate Security   Lehman                             10,006   5.37%      5/31/07
Floating Rate Security   Lehman                             15,000   5.20%      6/26/07
Floating Rate Security   Merrill Lynch                      30,000   5.36%      5/29/07
Floating Rate Security   Metlife Global                     30,018   5.41%      3/16/07
Floating Rate Security   Morgan Stanley                     10,000   5.37%       8/6/07
Floating Rate Security   Morgan Stanley                      5,000   5.37%       8/6/07
Floating Rate Security   Morgan Stanley                     25,000   5.39%       8/6/07
Floating Rate Security   National Australia Bank            25,000   5.31%       8/9/07
Floating Rate Security   National City Bank                 30,002   5.46%       4/4/07
Floating Rate Security   Toyota                             30,016   5.56%     10/16/06
Repurchase Agreement     Barclays Capital Markets           47,152   5.28%       8/1/06
Repurchase Agreement     Deutsche Bank Securities, Inc.    100,000   5.27%       8/1/06


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006

--------------------------------------------------------------------------------

International Equity Fund Foreign Currency Contracts as of July 31, 2006:


                           CONTRACT       CONTRACT      CURRENT       UNREALIZED
       DELIVERY          AMOUNT (LOCAL   VALUE U.S.      VALUE      APPRECIATION/
         DATE              CURRENCY)       DOLLAR     U.S. DOLLAR   (DEPRECIATION)
----------------------   -------------   ----------   -----------   --------------
BRITISH POUND STERLING
--------------------------------------
Short Contracts
    8/17/06                    2,604      $ 4,932       $ 4,866         $  66
    8/17/06                      951        1,755         1,777           (22)
Long Contracts
    8/17/06                    4,806        9,125         8,981          (144)
    8/17/06                    1,955        3,708         3,654           (54)

EURO
--------------------------------------
Short Contracts
    9/14/06                    2,357        2,983         3,019           (36)
    9/14/06                    1,570        1,988         2,011           (23)
Long Contacts
    8/17/06                   10,796       13,926        13,806          (120)
    8/17/06                    8,020       10,433        10,256          (177)
    9/14/06                    1,961        2,481         2,512            31
    9/14/06                      833        1,054         1,067            13
    9/14/06                    3,543        4,493         4,539            46

HONG KONG DOLLAR
--------------------------------------
Short Contracts
    8/17/06                   40,714        5,259         5,244            15
Long Contracts
    8/17/06                    3,333          430           429            (1)

JAPANESE YEN
--------------------------------------
Short Contracts
    8/17/06                1,282,753       11,882        11,220           662
    8/17/06                  945,086        8,731         8,267           464
    8/17/06                   62,442          578           546            32
    8/17/06                  129,838        1,175         1,136            39
    8/17/06                1,086,279        9,813         9,502           311
    9/14/06                1,066,989        9,433         9,370            63
    9/14/06                1,547,623       13,667        13,591            76
    9/14/06                  602,397        5,323         5,290            33
Long Contracts
    8/17/06                1,469,343       13,614        12,853          (761)
    9/14/06                1,352,172       11,944        11,875           (69)
    9/14/06                  611,136        5,399         5,367           (32)
    9/14/06                1,188,572       10,504        10,438           (66)
    9/14/06                   80,099          707           703            (4)

SOUTH AFRICAN RAND
--------------------------------------
Long Contracts
    9/14/06                   11,100        1,614         1,595           (19)
    9/14/06                    2,467          359           354            (5)


                        SEE NOTES TO FINANCIAL STATEMENTS

                       This page intentionally left blank.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006

--------------------------------------------------------------------------------

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of July 31, 2006, were as follows:


                                    SMALL CAP  MID CAP  QUALITY  LARGE CAP  EQUITY  MICRO CAP  SMALL CAP  MULTI CAP
                                     GROWTH    GROWTH   GROWTH     CORE     INDEX     VALUE      VALUE      VALUE
                                      FUND      FUND     FUND      FUND      FUND     FUND       FUND       FUND
                                    ---------  -------  -------  ---------  ------  ---------  ---------  ---------
Advertising                           1.0%       --       --        --       0.2%     1.1%        --         --
Aerospace/Defense                      --        --       --       3.5%      2.1%      --         --        1.4%
Agriculture                            --        --       --       1.3%      1.8%      --         --        0.4%
Airlines                               --        --       --        --^      0.1%     0.3%        --         --
Apparel                               1.2%      4.5%     1.9%      0.6%      0.3%     4.6%       1.6%       0.4%
Auto Manufacturers                     --        --       --        --       0.4%      --         --        0.7%
Auto Parts & Equipment                1.1%       --       --       0.5%      0.1%      --         --        1.3%
Banks                                 1.6%      1.7%     4.5%      6.4%      6.8%     4.5%       9.5%       9.7%
Beverages                              --        --      1.7%      1.7%      2.2%      --        2.2%       0.9%
Biotechnology                         1.2%       --      3.1%      0.7%      1.0%      --         --         --
Building Materials                    1.0%       --       --       0.7%      0.2%     1.9%        --        0.5%
Cash Equivalents                     36.5%     29.1%    20.4%     10.1%      9.5%    19.4%      25.1%      16.2%
Chemicals                              --        --      1.0%      2.3%      1.2%     1.5%       6.7%       3.7%
Closed-end Funds                       --        --       --        --        --       --         --         --
Coal                                   --        --      1.0%       --        --       --         --         --
Commercial Services                   5.1%      7.7%     6.4%      0.4%      0.6%     3.8%       5.7%       0.6%
Computers                             4.2%      4.3%     2.8%      4.9%      3.6%     4.2%       4.0%       0.9%
Cosmetics/Personal Care                --        --      3.1%      1.1%      2.2%      --         --         --
Distribution/Wholesale                4.5%      2.4%      --        --       0.1%      --         --         --
Diversified Financial Services        1.0%      5.0%     3.4%      9.8%      8.0%      --        1.0%       6.4%
Electric                               --        --       --       3.4%      3.3%      --        4.1%       5.6%
Electrical Components & Equipment     5.5%       --       --       0.9%      0.3%     1.2%       2.7%        --
Electronics                           0.8%      2.7%      --       0.8%      0.5%     3.1%       1.4%       1.2%
Engineering & Construction            1.6%       --       --        --       0.1%     0.6%        --         --
Entertainment                         1.1%      1.7%      --        --       0.1%     0.4%        --         --
Environmental Control                  --       1.2%     1.0%      0.4%      0.2%     1.3%        --         --
Food                                  1.5%       --      1.0%      2.4%      1.7%     3.0%       3.0%       7.3%
Food Service                           --        --       --        --        --       --         --         --
Forest Products & Paper                --        --       --       0.8%      0.4%      --        3.2%        --
Gas                                    --        --       --        --       0.2%     0.9%       2.6%        --
Hand/Machine Tools                     --        --       --        --       0.1%      --         --        1.4%
Healthcare-Products                   7.7%      8.1%     3.4%      1.5%      3.2%     3.8%       1.0%       1.0%
Healthcare-Services                   2.3%      4.1%     2.0%      1.1%      1.7%     2.6%       4.1%       2.1%
Holding Companies-Diversified          --        --       --        --        --       --         --         --
Home Builders                          --       0.7%      --        --       0.2%      --         --         --
Home Furnishings                       --        --       --        --       0.1%     1.6%       2.2%        --^
Household Products/Wares              1.3%       --       --        --       0.2%     1.6%        --        0.7%
Housewares                             --        --       --        --       0.1%      --         --         --
Insurance                             2.5%      1.4%     2.1%      4.2%      4.7%     5.6%       3.6%       6.4%
Internet                              1.4%       --      0.7%      0.7%      1.5%     4.7%        --        0.2%
Investment Companies                  9.1%      8.4%     3.4%      2.6%      3.2%     8.3%       2.8%       2.9%
Iron/Steel                            1.6%      1.9%      --       0.4%      0.3%     1.5%        --         --
Leisure Time                           --        --       --        --       0.3%     0.7%        --        0.3%
Lodging                                --       4.9%     3.6%       --       0.4%      --         --         --
Machinery-Construction & Mining       2.3%      2.9%      --        --       0.4%      --         --         --
Machinery-Diversified                 1.5%      1.4%     3.0%      0.1%      0.4%      --        2.6%       1.2%
Media                                  --        --      2.1%      4.2%      3.1%      --        1.1%       1.7%
Metal Fabricate/Hardware               --       1.9%      --        --        --      1.5%        --         --
Mining                                 --        --       --       0.2%      0.6%     1.0%        --        1.0%
Miscellaneous Manufacturing            --       2.3%     4.8%      6.0%      4.9%     0.7%        --        4.4%
Office/Business Equipment              --        --       --       0.2%      0.2%      --         --        0.3%
Oil & Gas                             3.2%      7.4%      --       9.4%      8.3%     0.8%       1.8%      11.4%
Oil & Gas Services                    5.4%      2.2%     3.8%      1.0%      1.5%     3.5%       1.9%       1.6%
Packaging & Containers                 --        --       --        --       0.1%      --         --         --
Pharmaceuticals                       5.0%      5.8%     9.7%      4.3%      6.2%     2.8%        --        5.4%
Pipelines                              --        --       --        --       0.3%      --         --         --
Real Estate                           1.0%       --       --        --       0.1%      --         --         --
REITS                                  --        --       --        --       0.9%     4.8%       3.1%        --
Retail                                8.8%      3.5%    11.5%      7.3%      5.4%     4.9%       9.7%       5.6%
Savings & Loans                        --        --       --        --       0.6%     5.7%       1.2%       0.5%
Semiconductors                        4.0%      4.3%     5.0%      2.7%      2.5%     2.1%       3.5%       2.5%
Software                              5.8%      2.9%     6.8%      5.0%      3.4%     0.9%       1.1%        --
Telecommunications                    3.2%      6.4%     8.1%      5.1%      5.8%     4.6%       5.8%       6.8%
Textiles                               --        --      0.4%       --        --^     0.8%        --         --
Toys/Games/Hobbies                     --        --       --        --       0.1%      --         --        0.5%
Transportation                        1.6%      1.4%     1.5%      1.4%      1.6%     2.4%       6.4%       2.2%
Water                                  --        --       --        --        --       --         --         --


_______________________________
^ Amount is less than 0.05%.

                        SEE NOTES TO FINANCIAL STATEMENTS


                                    DISCIPLINED              LIFEMODEL               LIFEMODEL
                                     LARGE CAP   LIFEMODEL   MODERATELY  LIFEMODEL   MODERATELY
                                       VALUE     AGGRESSIVE  AGGRESSIVE  MODERATE   CONSERVATIVE
                                       FUND       FUND SM     FUND SM     FUND SM     FUND SM
                                    -----------  ----------  ----------  ---------  ------------
Advertising                             --           --          --         --           --
Aerospace/Defense                      2.0%          --          --         --           --
Agriculture                            3.0%          --          --         --           --
Airlines                                --           --          --         --           --
Apparel                                 --           --          --         --           --
Auto Manufacturers                     2.3%          --          --         --           --
Auto Parts & Equipment                  --           --          --         --           --
Banks                                 10.8%          --          --         --           --
Beverages                              2.5%          --          --         --           --
Biotechnology                           --           --          --         --           --
Building Materials                      --           --          --         --           --
Cash Equivalents                      12.5%          --          --         --           --
Chemicals                              3.2%          --          --         --           --
Closed-end Funds                        --           --          --         --           --
Coal                                    --           --          --         --           --
Commercial Services                    1.3%          --          --         --           --
Computers                              2.6%          --          --         --           --
Cosmetics/Personal Care                 --           --          --         --           --
Distribution/Wholesale                  --           --          --         --           --
Diversified Financial Services         7.4%          --          --         --           --
Electric                               2.1%          --          --         --           --
Electrical Components & Equipment       --           --          --         --           --
Electronics                            1.3%          --          --         --           --
Engineering & Construction              --           --          --         --           --
Entertainment                           --           --          --         --           --
Environmental Control                   --           --          --         --           --
Food                                   3.8%          --          --         --           --
Food Service                            --           --          --         --           --
Forest Products & Paper                 --           --          --         --           --
Gas                                     --           --          --         --           --
Hand/Machine Tools                     0.8%          --          --         --           --
Healthcare-Products                    0.9%          --          --         --           --
Healthcare-Services                    0.9%          --          --         --           --
Holding Companies-Diversified           --           --          --         --           --
Home Builders                           --           --          --         --           --
Home Furnishings                        --           --          --         --           --
Household Products/Wares               1.0%          --          --         --           --
Housewares                              --           --          --         --           --
Insurance                              8.9%          --          --         --           --
Internet                                --           --          --         --           --
Investment Companies                   2.7%       100.8%      100.5%     100.0%       101.1%
Iron/Steel                              --           --          --         --           --
Leisure Time                           1.9%          --          --         --           --
Lodging                                 --           --          --         --           --
Machinery-Construction & Mining         --           --          --         --           --
Machinery-Diversified                  1.5%          --          --         --           --
Media                                  2.2%          --          --         --           --
Metal Fabricate/Hardware                --           --          --         --           --
Mining                                 1.7%          --          --         --           --
Miscellaneous Manufacturing            3.9%          --          --         --           --
Office/Business Equipment              1.5%          --          --         --           --
Oil & Gas                             14.1%          --          --         --           --
Oil & Gas Services                      --           --          --         --           --
Packaging & Containers                  --           --          --         --           --
Pharmaceuticals                        6.3%          --          --         --           --
Pipelines                               --           --          --         --           --
Real Estate                             --           --          --         --           --
REITS                                   --           --          --         --           --
Retail                                 1.3%          --          --         --           --
Savings & Loans                         --           --          --         --           --
Semiconductors                         2.7%          --          --         --           --
Software                                --           --          --         --           --
Telecommunications                     5.3%          --          --         --           --
Textiles                                --           --          --         --           --
Toys/Games/Hobbies                      --           --          --         --           --
Transportation                          --           --          --         --           --
Water                                   --           --          --         --           --

                                     LIFEMODEL    DIVIDEND              INTERNATIONAL
                                    CONSERVATIVE   GROWTH   TECHNOLOGY     EQUITY
                                      FUND SM       FUND       FUND         FUND
                                    ------------  --------  ----------  -------------
Advertising                              --          --        1.1%         0.1%
Aerospace/Defense                        --         5.2%        --          0.4%
Agriculture                              --         2.0%        --          0.7%
Airlines                                 --          --         --           --
Apparel                                  --         1.1%        --          0.2%
Auto Manufacturers                       --          --         --          3.8%
Auto Parts & Equipment                   --         1.0%        --          0.7%
Banks                                    --        10.5%        --         15.6%
Beverages                                --         6.3%        --          1.3%
Biotechnology                            --         1.6%       4.4%          --^
Building Materials                       --          --         --          1.5%
Cash Equivalents                         --         4.1%      30.1%         9.0%
Chemicals                                --         4.6%        --          2.7%
Closed-end Funds                         --          --         --          0.1%
Coal                                     --          --         --           --^
Commercial Services                      --          --        1.6%         0.6%
Computers                                --         0.9%       9.1%         0.4%
Cosmetics/Personal Care                  --         4.7%        --          0.5%
Distribution/Wholesale                   --          --         --          1.1%
Diversified Financial Services           --         8.4%        --          2.7%
Electric                                 --          --         --          3.1%
Electrical Components & Equipment        --         1.8%       1.0%         1.1%
Electronics                              --          --        5.5%         1.7%
Engineering & Construction               --          --         --          0.8%
Entertainment                            --          --        2.8%         0.2%
Environmental Control                    --          --         --           --
Food                                     --         3.9%        --          3.6%
Food Service                             --          --         --          0.2%
Forest Products & Paper                  --          --         --          0.4%
Gas                                      --          --         --          0.5%
Hand/Machine Tools                       --          --        1.2%         0.5%
Healthcare-Products                      --         9.2%       1.1%         0.5%
Healthcare-Services                      --          --        2.0%         --^
Holding Companies-Diversified            --          --         --          0.5%
Home Builders                            --          --         --          0.4%
Home Furnishings                         --          --         --          0.8%
Household Products/Wares                 --          --         --          0.3%
Housewares                               --          --         --          0.1%
Insurance                                --         2.1%        --          4.4%
Internet                                 --          --        5.8%         0.3%
Investment Companies                  100.3%        3.7%       2.9%         3.5%
Iron/Steel                               --          --         --          1.3%
Leisure Time                             --          --         --          0.2%
Lodging                                  --         2.0%        --          0.3%
Machinery-Construction & Mining          --          --         --          0.3%
Machinery-Diversified                    --         0.4%        --          0.6%
Media                                    --         1.1%        --          0.8%
Metal Fabricate/Hardware                 --          --         --          0.2%
Mining                                   --          --         --          3.2%
Miscellaneous Manufacturing              --         6.1%       1.6%         1.7%
Office/Business Equipment                --          --         --          0.8%
Oil & Gas                                --         8.6%        --          9.1%
Oil & Gas Services                       --         1.7%        --           --
Packaging & Containers                   --          --         --          0.1%
Pharmaceuticals                          --         4.4%       2.5%         6.9%
Pipelines                                --          --         --           --
Real Estate                              --          --         --          2.3%
REITS                                    --          --         --          0.2%
Retail                                   --         1.8%       2.6%         2.0%
Savings & Loans                          --          --         --           --
Semiconductors                           --         3.0%      23.8%         0.5%
Software                                 --         3.0%      17.9%         0.8%
Telecommunications                       --         3.1%      14.2%         5.7%
Textiles                                 --          --         --          0.3%
Toys/Games/Hobbies                       --          --         --          0.2%
Transportation                           --          --         --          1.6%
Water                                    --          --         --          0.3%


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2006

--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of July 31, 2006, were as follows:

                                             STRATEGIC
                                 BALANCED     INCOME
                                   FUND        FUND
                                 ---------   ---------
Aerospace/Defense                  1.1%         --
Agriculture                        0.9%        1.2%
Auto Manufacturers                 0.7%         --
Auto Parts & Equipment             1.4%         --
Automobile ABS                     3.1%         --
Banks                              8.1%       16.0%
Beverages                          1.2%        0.1%
Biotechnology                      0.8%         --
Cash Equivalents                   7.8%        4.3%
Chemicals                          0.9%         --
Closed-end Funds                    --         9.4%
Coal                               0.7%         --
Commercial MBS                     9.4%         --
Commercial Services                1.2%         --
Computers                          1.5%         --
Cosmetics/Personal Care            2.3%        0.4%
Credit Card ABS                     --         0.3%
Diversified Financial Services     1.8%       21.3%
Electric                           2.6%        5.9%
Environmental Control              1.1%         --
FHLMC Collateral                    --         0.6%
FNMA Collateral                    0.4%         --
Food                               3.4%        1.2%
Forest Products & Paper             --         1.0%
Hand/Machine Tools                 0.9%         --
Healthcare-Products                4.3%         --

                                             STRATEGIC
                                 BALANCED     INCOME
                                   FUND        FUND
                                 ---------   ---------
Healthcare-Services                1.6%         --
Holding Companies-Diversified       --         0.7%
Insurance                          2.8%        6.6%
Internet                           0.7%         --
Investment Companies               1.0%        5.7%
Leisure Time                       0.8%         --
Machinery-Construction & Mining    0.5%         --
Machinery-Diversified              3.2%         --
Media                              1.2%        1.8%
Miscellaneous Manufacturing        1.3%        0.2%
Oil & Gas                          2.6%        1.1%
Oil & Gas Services                 2.6%         --
Other ABS                          0.6%         --
Pharmaceuticals                    2.9%         --
Pipelines                          0.2%        0.6%
Regional(state/province)            --         0.6%
REITS                               --        13.5%
Retail                             5.3%        0.6%
Savings & Loans                     --         0.5%
Software                           1.1%         --
Sovereign                         10.2%        4.6%
Telecommunications                 3.1%        1.6%
TRAINS                              --          --
Transportation                      --         0.3%
WL Collateral CMO                 13.9%        3.9%

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of July 31, 2006, were as follows:

                                    INTERMEDIATE     OHIO      MICHIGAN
                        MUNICIPAL    MUNICIPAL     MUNICIPAL   MUNICIPAL
                          BOND          BOND         BOND        BOND
                          FUND          FUND         FUND        FUND
                        ---------   ------------   ---------   ---------
Airport                   4.9%          7.4%          --         5.4%
Cash Equivalents          0.4%          0.1%         2.2%        0.1%
Development               2.7%          7.9%         3.0%        7.4%
Education                 4.5%           --           --          --
Facilities                2.5%          4.3%         2.2%        9.4%
General                   2.5%          5.1%         5.2%        5.6%
General Obligation       14.7%         10.1%        17.5%        6.4%
Higher Education         15.5%          3.6%        23.7%        7.6%
Housing                   2.5%          4.9%         3.4%        2.9%
Medical                   7.0%          9.2%        17.5%       16.6%
Multifamily Housing        --           0.3%          --         0.7%
Pollution                 0.6%          0.4%         5.6%        2.5%
Power                      --           7.9%        11.6%        4.2%
School District          25.9%         10.9%         4.4%       12.7%
Single Family Housing     2.7%          5.6%         1.1%        3.6%
Student Loan              2.4%          7.2%          --         8.4%
Transportation            1.6%         11.4%         3.3%        1.8%
Utilities                 5.7%          2.8%          --          --
Water                     5.1%          0.3%          --         5.4%


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2006

--------------------------------------------------------------------------------

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of July 31, 2006, were as follows:


                                                                                 U. S.
                                                     INTERMEDIATE  SHORT TERM  GOVERNMENT
                                 HIGH YIELD   BOND       BOND         BOND        BOND
                                 BOND FUND    FUND       FUND         FUND        FUND
                                 ----------  ------  ------------  ----------  ----------
Aerospace/Defense                   0.4%       --         --           --          --
Agency Collateral CMO                --       1.7%       1.9%         1.1%        1.9%
Agency Collateral PAC CMO            --        --         --          3.2%         --
Auto Manufacturers                  0.9%      0.3%        --          0.5%         --
Automobile ABS                       --       6.1%       0.8%         7.4%         --
Banks                                --       5.3%       9.1%          --          --
Building Materials                  2.6%       --         --           --          --
Cash Equivalents                    7.8%      0.3%       4.6%        15.7%         --
Chemicals                           1.1%       --         --^          --          --
Coal                                3.3%       --         --           --          --
Commercial MBS                       --      16.3%      14.4%         8.8%         --
Commercial Services                 4.1%      0.7%       1.1%          --          --
Computers                           1.2%       --         --          1.1%         --
Credit Card ABS                      --        --        0.7%         0.3%         --
Development                          --        --         --          0.3%         --
Diversified Financial Services      8.4%      8.0%       8.8%         6.6%         --
Electric                            6.9%      0.5%       2.0%         0.7%         --
Electronics                         2.3%       --         --           --          --
Environmental Control               1.1%       --         --           --          --
Food                                3.7%      0.2%        --          0.7%         --
Forest Products & paper             2.2%       --         --           --          --
Gas                                  --        --        1.1%         1.2%         --
Healthcare-Services                 1.8%       --         --          1.2%         --
Home Builders                       4.7%       --         --           --          --
Home Equity ABS                      --        --        1.8%         1.1%         --
Household Products/Wares            1.2%       --         --           --          --
Insurance                            --       --^        0.4%         0.6%         --
Investment Companies                6.8%      3.0%       3.6%         2.2%       11.0%
Iron/Steel                          2.4%       --         --           --          --
Lodging                             1.0%       --         --           --          --
Machinery-Diversified               1.7%       --         --          0.8%         --
Media                               6.1%      1.2%       0.7%         0.6%         --
Mining                              1.6%       --        0.2%          --          --
Miscellaneous Manufacturing         1.1%       --        0.2%          --          --
Office/Business Equipment           1.1%       --         --           --          --
Oil & Gas                           8.4%      1.0%       1.9%         0.3%         --
Oil & Gas Services                  3.5%       --         --           --          --
Other ABS                            --       4.3%       4.7%         1.9%        6.5%
Packaging & Containers              2.2%       --         --           --          --
Pharmaceuticals                     1.2%       --         --           --          --
Pipelines                           1.7%      0.3%       0.4%         0.6%         --
REITS                                --       0.6%       0.9%         1.5%         --
Retail                              1.7%      0.5%        --           --          --
Savings & Loans                      --       1.5%        --           --          --
Semiconductors                      1.0%       --         --           --          --
Sovereign                            --      43.4%      10.5%        34.2%       84.0%
Telecommunications                  5.7%      0.9%       0.3%         1.5%         --
Transportation                      2.5%       --^        --           --          --
WL Collateral CMO                   2.5%     21.6%      35.3%        21.0%         --


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                                SMALL CAP    MID CAP     QUALITY    LARGE CAP
                                                                                 GROWTH      GROWTH      GROWTH       CORE
                                                                                  FUND        FUND        FUND        FUND
                                                                                ---------   ---------   ---------   ---------
ASSETS:
Investments, at cost                                                            $ 159,847   $ 384,354   $ 846,978   $ 185,691
Net unrealized appreciation                                                        27,744      62,511      51,547      16,888
                                                                                ---------   ---------   ---------   ---------
Investments, at value                                                             187,591     446,865     898,525     202,579
Investment in affiliates, at value (cost $13,324, $30,458, $25,700, $4,974,
      $12,851, $21, $8,994, $3,468, $9,515, $16,767, $--; respectively)            13,324      30,458      25,700       4,974
                                                                                ---------   ---------   ---------   ---------
      Total Investments                                                           200,915     477,323     924,225     207,553
Interest, dividends and other receivables                                              54         109         249         169
Receivable for investments sold                                                     4,540          --      77,048          --
Receivable for Fund shares sold                                                        10          51         136           2
Receivable from Advisor and affiliates                                                  1           2           4           6
Prepaid expenses and other assets                                                      21          27          32          22
                                                                                ---------   ---------   ---------   ---------
      Total Assets                                                                205,541     477,512   1,001,694     207,752
                                                                                ---------   ---------   ---------   ---------
LIABILITIES:
Payable to Custodian                                                                   --          --          --          --
Payable for investments purchased                                                   4,395      10,659      97,421          --
Payable for securities loaned                                                      53,720     105,117     152,650      19,054
Payable for Fund shares redeemed                                                      227         405       1,002          25
Payable for variation margin on futures contracts                                      --          --          --          10
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                                92         258         540         116
      Distribution and administrative services fees                                     6          14          40           5
      Other                                                                            40          47         141          41
                                                                                ---------   ---------   ---------   ---------
      Total Liabilities                                                            58,480     116,500     251,794      19,251
                                                                                ---------   ---------   ---------   ---------
NET ASSETS:

Paid-in Capital                                                                    89,045     236,364     710,629     203,355
Accumulated net investment income/(loss)                                              (10)         --          --          87
Accumulated net realized gain/(loss) from investment
      transactions, option contracts and futures                                   30,282      62,137     (12,276)    (31,861)
Net unrealized appreciation on investments
      and futures                                                                  27,744      62,511      51,547      16,920
                                                                                ---------   ---------   ---------   ---------
      Net Assets                                                                $ 147,061   $ 361,012   $ 749,900   $ 188,501
                                                                                =========   =========   =========   =========
Market value of securities loaned                                               $  52,019   $ 101,984   $ 147,451   $  18,381
                                                                                =========   =========   =========   =========
Net Assets:
      Institutional Shares                                                      $ 126,809   $ 318,133   $ 616,737   $ 166,510
      Class A Shares                                                               17,783      34,437     114,828      20,923
      Class B Shares                                                                1,414       6,507      13,259         953
      Class C Shares                                                                  384       1,122       3,199         112
      Advisor Shares                                                                  671         813       1,877           3
      Select Shares                                                                    NA          NA          NA          NA
      Preferred Shares                                                                 NA          NA          NA          NA
      Trust Shares                                                                     NA          NA          NA          NA
                                                                                ---------   ---------   ---------   ---------
      Total                                                                     $ 147,061   $ 361,012   $ 749,900   $ 188,501
                                                                                =========   =========   =========   =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):

      Institutional Shares                                                          8,994      19,219     39,348       10,986
      Class A Shares                                                                1,303       2,130      7,478        1,399
      Class B Shares                                                                  107         420        899           64
      Class C Shares                                                                   29          75        223            8
      Advisor Shares                                                                   49          51        124           -- ^
      Select Shares                                                                    NA          NA         NA           NA
      Preferred Shares                                                                 NA          NA         NA           NA
      Trust Shares                                                                     NA          NA         NA           NA
                                                                                ---------   ---------   ---------   ---------
      Total                                                                        10,482      21,895     48,072       12,457
                                                                                =========   =========   =========   =========
Net Asset Value+
      Institutional Shares                                                      $   14.10   $   16.55   $   15.67   $   15.16
                                                                                =========   =========   =========   =========
      Class A Shares-redemption price per share                                 $   13.65   $   16.17   $   15.36   $   14.96
                                                                                =========   =========   =========   =========
      Class B Shares-offering price per share*                                  $   13.21   $   15.50   $   14.74   $   14.98
                                                                                =========   =========   =========   =========
      Class C Shares-offering price per share*                                  $   13.23   $   14.94   $   14.36   $   14.98
                                                                                =========   =========   =========   =========
      Advisor Shares-redemption price per share                                 $   13.65   $   16.00   $   15.19   $   15.16
                                                                                =========   =========   =========   =========
      Select Shares                                                                    NA          NA          NA          NA
                                                                                =========   =========   =========   =========
      Preferred Shares                                                                 NA          NA          NA          NA
                                                                                =========   =========   =========   =========
      Trust Shares                                                                     NA          NA          NA          NA
                                                                                =========   =========   =========   =========

Maximum Sales Charge
      Class A Shares                                                                 5.00%       5.00%       5.00%       5.00%
      Advisor Shares                                                                 3.25%       3.25%       3.25%       3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent)
      per share Class A Shares                                                  $   14.37   $   17.02   $   16.17   $   15.75
                                                                                =========   =========   =========   =========
      Advisor Shares                                                            $   14.11   $   16.54   $   15.70   $   15.67
                                                                                =========   =========   =========   =========

                                                                                 EQUITY                 MICRO CAP   SMALL CAP
                                                                                  INDEX     BALANCED      VALUE       VALUE
                                                                                  FUND        FUND        FUND        FUND
                                                                                ---------   ---------   ---------   ---------
ASSETS:
Investments, at cost                                                            $ 215,565   $  90,862   $ 117,614   $ 143,338
Net unrealized appreciation                                                       218,457         733      14,893       5,547
                                                                                ---------   ---------   ---------   ---------
Investments, at value                                                             434,022      91,595     132,507     148,885
Investment in affiliates, at value (cost $13,324, $30,458, $25,700, $4,974,
      $12,851, $21, $8,994, $3,468, $9,515, $16,767, $--; respectively)            12,851          21       8,994       3,468
                                                                                ---------   ---------   ---------   ---------
      Total Investments                                                           446,873      91,616     141,501     152,353
Interest, dividends and other receivables                                             423         208          54          59
Receivable for investments sold                                                        97       1,600       3,292       1,917
Receivable for Fund shares sold                                                       402           3          45          14
Receivable from Advisor and affiliates                                                 12           3           2           2
Prepaid expenses and other assets                                                      22          24          24          17
                                                                                ---------   ---------   ---------   ---------
      Total Assets                                                                447,829      93,454     144,918     154,362
                                                                                ---------   ---------   ---------   ---------
LIABILITIES:
Payable to Custodian                                                                   --         421       1,208          --
Payable for investments purchased                                                      --       3,629         829       1,213
Payable for securities loaned                                                      38,883       6,463      23,113      30,712
Payable for Fund shares redeemed                                                    1,090         489         367         137
Payable for variation margin on futures contracts                                      26          --          --          --
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                                42          47         107          97
      Distribution and administrative services fees                                    44          16          21           3
      Other                                                                            73          35          43          18
                                                                                ---------   ---------   ---------   ---------
      Total Liabilities                                                            40,158      11,100      25,688      32,180
                                                                                ---------   ---------   ---------   ---------
NET ASSETS:
Paid-in Capital                                                                   231,055     125,708      80,052     101,468
Accumulated net investment income/(loss)                                              434         134          --         200
Accumulated net realized gain/(loss) from investment
      transactions, option contracts and futures                                  (42,474)    (44,221)     24,285      14,967
Net unrealized appreciation on investments
      and futures                                                                 218,656         733      14,893       5,547
                                                                                ---------   ---------   ---------   ---------
      Net Assets                                                                $ 407,671   $  82,354   $ 119,230   $ 122,182
                                                                                =========   =========   =========   =========
Market value of securities loaned                                               $  37,422   $   6,294   $  22,325   $  29,742
                                                                                =========   =========   =========   =========
Net Assets:
      Institutional Shares                                                      $ 184,177   $  35,740      72,981   $ 116,503
      Class A Shares                                                               65,204      37,286      17,759       2,434
      Class B Shares                                                                4,229       7,536       6,032       1,221
      Class C Shares                                                                1,998       1,669       5,161         839
      Advisor Shares                                                                1,819         123      17,297       1,185
      Select Shares                                                                17,558          NA          NA          NA
      Preferred Shares                                                             64,939          NA          NA          NA
      Trust Shares                                                                 67,747          NA          NA          NA
                                                                                ---------   ---------   ---------   ---------
      Total                                                                     $ 407,671   $  82,354     119,230   $ 122,182
                                                                                =========   =========   =========   =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):

      Institutional Shares                                                          7,599       2,895       9,071       5,578
      Class A Shares                                                                2,699       3,037       2,278         117
      Class B Shares                                                                  176         621         803          61
      Class C Shares                                                                   83         138         687          42
      Advisor Shares                                                                   75          10       2,243          58
      Select Shares                                                                   725          NA          NA          NA
      Preferred Shares                                                              2,680          NA          NA          NA
      Trust Shares                                                                  2,796          NA          NA          NA
                                                                                ---------   ---------   ---------   ---------
      Total                                                                        16,833       6,701      15,082       5,856
                                                                                =========   =========   =========   =========
Net Asset Value+
      Institutional Shares                                                      $   24.24   $   12.35   $    8.05   $   20.89
                                                                                =========   =========   =========   =========
      Class A Shares-redemption price per share                                 $   24.16   $   12.28   $    7.80   $   20.74
                                                                                =========   =========   =========   =========
      Class B Shares-offering price per share*                                  $   24.01   $   12.13   $    7.52   $   20.18
                                                                                =========   =========   =========   =========
      Class C Shares-offering price per share*                                  $   24.03   $   12.11   $    7.52   $   20.14
                                                                                =========   =========   =========   =========
      Advisor Shares-redemption price per share                                 $   24.13   $   12.25   $    7.71   $   20.56
                                                                                =========   =========   =========   =========
      Select Shares                                                             $   24.23          NA          NA          NA
                                                                                =========   =========   =========   =========
      Preferred Shares                                                          $   24.23          NA          NA          NA
                                                                                =========   =========   =========   =========
      Trust Shares                                                              $   24.23          NA          NA          NA
                                                                                =========   =========   =========   =========

Maximum Sales Charge
      Class A Shares                                                                 5.00%       5.00%       5.00%       5.00%
      Advisor Shares                                                                 3.25%       3.25%       3.25%       3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent)
      per share Class A Shares                                                  $   25.43   $   12.93   $    8.21   $   21.83
                                                                                =========   =========   =========   =========
      Advisor Shares                                                            $   24.94   $   12.66   $    7.97   $   21.25
                                                                                =========   =========   =========   =========

                                                                                           DISCIPLINED
                                                                                MULTI CAP   LARGE CAP   LIFEMODEL
                                                                                  VALUE       VALUE     AGGRESSIVE
                                                                                  FUND        FUND       FUND SM
                                                                                ---------  -----------  ----------
ASSETS:
Investments, at cost                                                            $ 299,507   $ 578,549   $ 149,485
Net unrealized appreciation                                                        70,866      93,021      24,125
                                                                                ---------   ---------   ---------
Investments, at value                                                             370,373     671,570     173,610
Investment in affiliates, at value (cost $13,324, $30,458, $25,700, $4,974,
      $12,851, $21, $8,994, $3,468, $9,515, $16,767, $--; respectively)             9,515      16,767          --
                                                                                ---------   ---------   ---------
      Total Investments                                                           379,888     688,337     173,610 #
Interest, dividends and other receivables                                             435         972          57
Receivable for investments sold                                                     7,748      22,731          --
Receivable for Fund shares sold                                                       120         689         129
Receivable from Advisor and affiliates                                                  4           4          10
Prepaid expenses and other assets                                                      25          31          22
                                                                                ---------   ---------   ---------
      Total Assets                                                                388,220     712,764     173,828
                                                                                ---------   ---------   ---------
LIABILITIES:
Payable to Custodian                                                                   --          --          --
Payable for investments purchased                                                  11,174      22,719          --
Payable for securities loaned                                                      52,482      76,631          --
Payable for Fund shares redeemed                                                      283         267       1,610
Payable for variation margin on futures contracts                                      --          --          --
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                               281         427          10
      Distribution and administrative services fees                                    44          12          27
      Other                                                                            58          75          28
                                                                                ---------   ---------   ---------
      Total Liabilities                                                            64,322     100,131       1,675
                                                                                ---------   ---------   ---------
NET ASSETS:
Paid-in Capital                                                                   203,379     449,196    143,301
Accumulated net investment income/(loss)                                              255         711         23
Accumulated net realized gain/(loss) from investment
      transactions, option contracts and futures                                   49,398      69,705      4,704
Net unrealized appreciation on investments
      and futures                                                                  70,866      93,021      24,125
                                                                                ---------   ---------   ---------
      Net Assets                                                                $ 323,898   $ 612,633   $ 172,153
                                                                                =========   =========   =========
Market value of securities loaned                                               $  50,691   $  73,157   $      --
                                                                                =========   =========   =========
Net Assets:
      Institutional Shares                                                      $ 226,189   $ 581,507   $ 101,365
      Class A Shares                                                               38,714      22,968      50,416
      Class B Shares                                                               21,679       5,783      16,926
      Class C Shares                                                                4,455       2,227       2,661
      Advisor Shares                                                               32,861         148         785
      Select Shares                                                                    NA          NA          NA
      Preferred Shares                                                                 NA          NA          NA
      Trust Shares                                                                     NA          NA          NA
                                                                                ---------   ---------   ---------
      Total                                                                     $ 323,898   $ 612,633   $ 172,153
                                                                                =========   =========   =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
      Institutional Shares                                                          8,807      39,502       6,951
      Class A Shares                                                                1,525       1,564       3,469
      Class B Shares                                                                  881         390       1,188
      Class C Shares                                                                  181         153         187
      Advisor Shares                                                                1,301          10          54
      Select Shares                                                                    NA          NA          NA
      Preferred Shares                                                                 NA          NA          NA
      Trust Shares                                                                     NA          NA          NA
                                                                                ---------   ---------   ---------
      Total                                                                        12,695      41,619      11,849
                                                                                =========   =========   =========
Net Asset Value+
      Institutional Shares                                                      $   25.68   $   14.72   $   14.58
                                                                                =========   =========   =========
      Class A Shares-redemption price per share                                 $   25.39   $   14.69   $   14.53
                                                                                =========   =========   =========
      Class B Shares-offering price per share*                                  $   24.61   $   14.81   $   14.24
                                                                                =========   =========   =========
      Class C Shares-offering price per share*                                  $   24.59   $   14.56   $   14.24
                                                                                =========   =========   =========
      Advisor Shares-redemption price per share                                 $   25.26   $   14.66   $   14.54
                                                                                =========   =========   =========
      Select Shares                                                                    NA          NA          NA
                                                                                =========   =========   =========
      Preferred Shares                                                                 NA          NA          NA
                                                                                =========   =========   =========
      Trust Shares                                                                     NA          NA          NA
                                                                                =========   =========   =========

Maximum Sales Charge
      Class A Shares                                                                 5.00%       5.00%       5.00%
      Advisor Shares                                                                 3.25%       3.25%       3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent)
      per share Class A Shares                                                  $   26.73   $   15.46   $   15.29
                                                                                =========   =========   =========
      Advisor Shares                                                            $   26.11   $   15.15   $   15.03
                                                                                =========   =========   =========


_________________

*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred shares.

#     Represents investments in affiliates.

+ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 126-127 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                   LIFEMODEL                  LIFEMODEL
                                                                   MODERATELY    LIFEMODEL    MODERATELY   LIFEMODEL    STRATEGIC
                                                                   AGGRESSIVE    MODERATE   CONSERVATIVE  CONSERVATIVE   INCOME
                                                                    FUND SM       FUND SM      FUND SM      FUND SM       FUND
                                                                   ----------    ---------  ------------  ------------  ---------
ASSETS:
Investments, at cost                                                $ 288,443    $ 490,176    $  97,364    $  54,123    $ 149,126
Net unrealized appreciation/(depreciation)                             40,100       30,516        7,518          652        2,801
                                                                    ---------    ---------    ---------    ---------    ---------
Investments, at value                                                 328,543      520,692      104,882       54,775      151,927
Investment in affiliates, at value (cost $--, $--, $--, $--,
      $8,338, $774, $1,591, $--, $4,506, $7,933, $16,949,
      $5,857; respectively)                                                --           --           --           --        8,338
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Investments                                               328,543 #    520,692 #    104,882 #     54,775 #    160,265
Cash                                                                       --           --           --           --           --
Foreign currency, at value (cost $--, $--, $--, $--, $--,
      $--, $--, $8,417, $--, $--, $-- and $--; respectively)               --           --           --           --           --
Interest, dividends and other receivables                                  87           99           25           11          885
Receivable for investments sold                                            --           --           --           --           --
Receivable for Fund shares sold                                           113          299           40           15          209
Receivable for forward foreign currency contracts                          --           --           --           --           --
Reclaims receivable                                                        --           --           --           --           --
Receivable from Advisor and affiliates                                     18           24            7            5            2
Prepaid expenses and other assets                                          24           24           20           20           25
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Assets                                                    328,785      521,138      104,974       54,826      161,386
                                                                    ---------    ---------    ---------    ---------    ---------
LIABILITIES:
Payable to Custodian                                                       --           --           --           --           --
Distributions payable                                                      --           --           --           --          410
Payable for investments purchased                                          --           --           --           --           --
Payable for securities loaned                                              --           --           --           --        6,581
Payable for Fund shares redeemed                                        1,561          332        1,151          204          163
Payable for forward foreign currency contracts                             --           --           --           --           --
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                    18           29            6            3          133
      Distribution and administrative services fees                        80           64           28           15           28
      Other                                                                59           71           19           12           25
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Liabilities                                                 1,718          496        1,204          234        7,340
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                                                       278,869      478,580       93,838       53,018      149,903
Accumulated net investment income/(loss)                                  323          939          218          156         (100)
Accumulated net realized gain/(loss) from investment
      transactions, options contracts, futures and
      foreign currency                                                  7,775       10,607        2,196          766        1,442
Net unrealized appreciation/(depreciation) on
      investments, futures and foreign currency                        40,100       30,516        7,518          652        2,801
                                                                    ---------    ---------    ---------    ---------    ---------
      Net Assets                                                    $ 327,067    $ 520,642    $ 103,770    $  54,592    $ 154,046
                                                                    =========    =========    =========    =========    =========
Market value of securities loaned                                   $      --    $      --    $      --    $      --    $   6,360
                                                                    =========    =========    =========    =========    =========
Net Assets:
      Institutional Shares                                          $ 135,542    $ 369,903    $  42,683    $  24,385    $ 107,130
      Class A Shares                                                  128,564      100,588       37,479       16,138        4,429
      Class B Shares                                                   53,395       43,234       20,488       10,208        1,588
      Class C Shares                                                    8,196        6,495        3,058        3,816       20,019
      Advisor Shares                                                    1,370          422           62           45       20,880
                                                                    ---------    ---------    ---------    ---------    ---------
      Total                                                         $ 327,067    $ 520,642    $ 103,770    $  54,592    $ 154,046
                                                                    =========    =========    =========    =========    =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
      Institutional Shares                                              9,694       29,770        3,756        2,276        9,500
      Class A Shares                                                    9,211        8,106        3,304        1,509          394
      Class B Shares                                                    3,843        3,502        1,812          957          141
      Class C Shares                                                      590          526          270          358        1,792
      Advisor Shares                                                       98           34            5            4        1,857
                                                                    ---------    ---------    ---------    ---------    ---------
      Total                                                            23,436       41,938        9,147        5,104       13,684
                                                                    =========    =========    =========    =========    =========
Net Asset Value+
      Institutional Shares                                          $   13.98    $   12.43    $   11.36    $   10.72    $   11.28
                                                                    =========    =========    =========    =========    =========
      Class A Shares-redemption price per share                     $   13.96    $   12.41    $   11.35    $   10.70    $   11.25
                                                                    =========    =========    =========    =========    =========
      Class B Shares-offering price per share*                      $   13.90    $   12.35    $   11.30    $   10.67    $   11.25
                                                                    =========    =========    =========    =========    =========
      Class C Shares-offering price per share*                      $   13.89    $   12.36    $   11.32    $   10.67    $   11.17
                                                                    =========    =========    =========    =========    =========
      Advisor Shares-redemption price per share                     $   13.95    $   12.39    $   11.33    $   10.69    $   11.24
                                                                    =========    =========    =========    =========    =========
Maximum Sales Charge
      Class A Shares                                                     5.00%        5.00%        5.00%        5.00%        5.00%
      Advisor Shares                                                     3.25%        3.25%        3.25%        3.25%        3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent) per share
      Class A Shares                                                $   14.69    $   13.06    $   11.95    $   11.26    $   11.84
                                                                    =========    =========    =========    =========    =========
      Advisor Shares                                                $   14.42    $   12.81    $   11.71    $   11.05    $   11.62
                                                                    =========    =========    =========    =========    =========

                                                                    DIVIDEND                INTERNATIONAL  HIGH YIELD
                                                                     GROWTH      TECHNOLOGY     EQUITY        BOND        BOND
                                                                    FUND (A)        FUND         FUND         FUND        FUND
                                                                    ---------    ----------  -----------   ---------    ---------
ASSETS:
Investments, at cost                                                $  20,665    $  71,662    $ 426,676    $  67,856    $ 310,298
Net unrealized appreciation/(depreciation)                              1,092         (790)      65,877       (2,004)      (3,978)
                                                                    ---------    ---------    ---------    ---------    ---------
Investments, at value                                                  21,757       70,872      492,553       65,852      306,320
Investment in affiliates, at value (cost $--, $--, $--, $--,
      $8,338, $774, $1,591, $--, $4,506, $7,933, $16,949,
      $5,857; respectively)                                               774        1,591           --        4,506        7,933
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Investments                                                22,531       72,463      492,553       70,358      314,253
Cash                                                                       --           --        1,811           --           --
Foreign currency, at value (cost $--, $--, $--, $--, $--,
      $--, $--, $8,417, $--, $--, $-- and $--; respectively)               --           --        8,543           --           --
Interest, dividends and other receivables                                   8            2          444        1,323        1,333
Receivable for investments sold                                            --       11,234        3,666           --        7,823
Receivable for Fund shares sold                                             8           36          281           10           54
Receivable for forward foreign currency contracts                          --           --        1,851           --           --
Reclaims receivable                                                        --           --          111           --           --
Receivable from Advisor and affiliates                                      4           --            2            4            3
Prepaid expenses and other assets                                          27           24           31           10           26
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Assets                                                     22,578       83,759      509,293       71,705      323,492
                                                                    ---------    ---------    ---------    ---------    ---------
LIABILITIES:
Payable to Custodian                                                       --           --           --           32           --
Distributions payable                                                      --           --           --           --           --
Payable for investments purchased                                         463       11,621        3,343           --       55,370
Payable for securities loaned                                             862       16,640       28,616        5,202          745
Payable for Fund shares redeemed                                           24          221          167            2          181
Payable for forward foreign currency contracts                             --           --        1,533           --           --
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                    11           49          407           40          119
      Distribution and administrative services fees                         2            3           13           -- ^          5
      Other                                                                14           13           87            8           40
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Liabilities                                                 1,376       28,547       34,166        5,284       56,460
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                                                        35,180      101,819      427,115       68,189      275,493
Accumulated net investment income/(loss)                                   --           --        1,428           22           27
Accumulated net realized gain/(loss) from investment
      transactions, options contracts, futures and
      foreign currency                                                (15,070)     (45,817)     (20,210)         214       (4,510)
Net unrealized appreciation/(depreciation) on
      investments, futures and foreign currency                         1,092         (790)      66,794       (2,004)      (3,978)
                                                                    ---------    ---------    ---------    ---------    ---------
      Net Assets                                                    $  21,202    $  55,212    $ 475,127    $  66,421    $ 267,032
                                                                    =========    =========    =========    =========    =========
Market value of securities loaned                                   $     827    $  16,119    $  27,576    $   5,039    $     723
                                                                    =========    =========    =========    =========    =========
Net Assets:
      Institutional Shares                                          $  15,759    $  47,523    $ 434,572    $  66,033    $ 252,145
      Class A Shares                                                    4,670        4,048       27,725          227       11,657
      Class B Shares                                                      371          935        2,060           96        2,655
      Class C Shares                                                      389          787        1,139           55          315
      Advisor Shares                                                       13        1,919        9,631           10          260
                                                                    ---------    ---------    ---------    ---------    ---------
      Total                                                         $  21,202    $  55,212    $ 475,127    $  66,421    $ 267,032
                                                                    =========    =========    =========    =========    =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
      Institutional Shares                                                698        4,722       33,883        6,779       26,035
      Class A Shares                                                      211          408        2,159           23        1,204
      Class B Shares                                                       17           99          163           10          274
      Class C Shares                                                       19           83           93            6           33
      Advisor Shares                                                        1          196          750            1           27
                                                                    ---------    ---------    ---------    ---------    ---------
      Total                                                               946        5,508       37,048        6,819       27,573
                                                                    =========    =========    =========    =========    =========
Net Asset Value+
      Institutional Shares                                          $   22.56    $   10.06    $   12.83    $    9.74    $    9.68
                                                                    =========    =========    =========    =========    =========
      Class A Shares-redemption price per share                     $   22.18    $    9.91    $   12.84    $    9.74    $    9.68
                                                                    =========    =========    =========    =========    =========
      Class B Shares-offering price per share*                      $   21.53    $    9.49    $   12.64    $    9.73    $    9.68
                                                                    =========    =========    =========    =========    =========
      Class C Shares-offering price per share*                      $   20.97    $    9.46    $   12.31    $    9.74    $    9.69
                                                                    =========    =========    =========    =========    =========
      Advisor Shares-redemption price per share                     $   22.11    $    9.79    $   12.83    $    9.74    $    9.68
                                                                    =========    =========    =========    =========    =========
Maximum Sales Charge
      Class A Shares                                                     5.00%        5.00%        5.00%        4.75%        4.75%
      Advisor Shares                                                     3.25%        3.25%        3.25%        3.25%        3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent) per share
      Class A Shares                                                $   23.35    $   10.43    $   13.52    $   10.23    $   10.16
                                                                    =========    =========    =========    =========    =========
      Advisor Shares                                                $   22.85    $   10.12    $   13.26    $   10.07    $   10.01
                                                                    =========    =========    =========    =========    =========

                                                                    INTERMEDIATE   SHORT TERM
                                                                        BOND          BOND
                                                                        FUND          FUND
                                                                      ---------    ---------
ASSETS:
Investments, at cost                                                  $ 481,129    $ 310,718
Net unrealized appreciation/(depreciation)                               (6,038)      (4,647)
                                                                      ---------    ---------
Investments, at value                                                   475,091      306,071
Investment in affiliates, at value (cost $--, $--, $--, $--,
      $8,338, $774, $1,591, $--, $4,506, $7,933, $16,949,
      $5,857; respectively)                                              16,949        5,857
                                                                      ---------    ---------
      Total Investments                                                 492,040      311,928
Cash                                                                         --           --
Foreign currency, at value (cost $--, $--, $--, $--, $--,
      $--, $--, $8,417, $--, $--, $-- and $--; respectively)                 --           --
Interest, dividends and other receivables                                 4,009        1,879
Receivable for investments sold                                           9,965           --
Receivable for Fund shares sold                                              54           52
Receivable for forward foreign currency contracts                            --           --
Reclaims receivable                                                          --           --
Receivable from Advisor and affiliates                                        8            2
Prepaid expenses and other assets                                            28           26
                                                                      ---------    ---------
      Total Assets                                                      506,104      313,887
                                                                      ---------    ---------
LIABILITIES:
Payable to Custodian                                                         --           --
Distributions payable                                                        --           --
Payable for investments purchased                                        16,800           --
Payable for securities loaned                                            21,265       42,583
Payable for Fund shares redeemed                                            723          168
Payable for forward foreign currency contracts                               --           --
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                     211          100
      Distribution and administrative services fees                           6            3
      Other                                                                  76           40
                                                                      ---------    ---------
      Total Liabilities                                                  39,081       42,894
                                                                      ---------    ---------
NET ASSETS:
Paid-in Capital                                                         512,799      298,569
Accumulated net investment income/(loss)                                     69           15
Accumulated net realized gain/(loss) from investment
      transactions, options contracts, futures and
      foreign currency                                                  (39,807)     (22,944)
Net unrealized appreciation/(depreciation) on
      investments, futures and foreign currency                          (6,038)      (4,647)
                                                                      ---------    ---------
      Net Assets                                                      $ 467,023    $ 270,993
                                                                      =========    =========
Market value of securities loaned                                     $  20,603    $  41,152
                                                                      =========    =========
Net Assets:
      Institutional Shares                                            $ 440,962    $ 258,423
      Class A Shares                                                     23,075       12,362
      Class B Shares                                                      2,232           NA
      Class C Shares                                                        741          205
      Advisor Shares                                                         13            3
                                                                      ---------    ---------
      Total                                                           $ 467,023    $ 270,993
                                                                      =========    =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
      Institutional Shares                                               46,352       27,928
      Class A Shares                                                      2,419        1,338
      Class B Shares                                                        235           NA
      Class C Shares                                                         78           22
      Advisor Shares                                                          1           -- ^
                                                                      ---------    ---------
      Total                                                              49,085       29,288
                                                                      =========    =========
Net Asset Value+
      Institutional Shares                                            $    9.51    $    9.25
                                                                      =========    =========
      Class A Shares-redemption price per share                       $    9.54    $    9.25
                                                                      =========    =========
      Class B Shares-offering price per share*                        $    9.49           NA
                                                                      =========    =========
      Class C Shares-offering price per share*                        $    9.51    $    9.25
                                                                      =========    =========
      Advisor Shares-redemption price per share                       $    9.51    $    9.24
                                                                      =========    =========
Maximum Sales Charge
      Class A Shares                                                       3.50%       3.50%
      Advisor Shares                                                       2.00%       2.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent) per share
      Class A Shares                                                  $    9.89    $    9.59
                                                                      =========    =========
      Advisor Shares                                                  $    9.70    $    9.43
                                                                      =========    =========


___________________
(a)   Formerly the Select Stock Fund.

*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred shares.

#     Represents investments in affiliates.

+ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 128-129 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                      U.S.                   INTERMEDIATE    OHIO       MICHIGAN
                                                                   GOVERNMENT    MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL
                                                                      BOND         BOND          BOND        BOND         BOND
                                                                      FUND         FUND          FUND        FUND         FUND
                                                                   ----------    ---------   ------------  ---------    ---------
ASSETS:
Investments, at cost                                                $  51,707    $  41,649    $ 164,040    $ 112,932    $  57,108
Net unrealized appreciation/(depreciation)                             (1,358)       1,040        2,543        1,302         (504)
                                                                    ---------    ---------    ---------    ---------    ---------
Investments, at value                                                  50,349       42,689      166,583      114,234       56,604
Investment in affiliates (cost $5,997, $--, $--, $--,
      $--; respectively)                                                5,997           --           --           --           --
                                                                    ---------    ---------    ---------    ---------    ---------
   Total Investments                                                   56,346       42,689      166,583      114,234       56,604
Interest, dividends and other receivables                                 384          574        1,737        1,128          650
Receivable for investments sold                                            --           --            5           --           --
Receivable for Fund shares sold                                             3           10           30           --           18
Receivable from Advisor and affiliates                                      2            3            2            1            3
Prepaid expenses and other assets                                          21           14           25           26           21
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Assets                                                     56,756       43,290      168,382      115,389       57,296
                                                                    ---------    ---------    ---------    ---------    ---------
LIABILITIES:
Payable to Custodian                                                       45           --           --           --           --
Payable for investments purchased                                       2,170        1,056          528        1,605        1,056
Payable for Fund shares redeemed                                           29           40          129          309           -- ^
Accrued expenses and other payables:
      Payable to Advisor and affiliates                                    20           16           62           56           24
      Distribution and administrative services fees                         6            1            1            9            1
      Other                                                                 9            8           28           16           11
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Liabilities                                                 2,279        1,121          748        1,995        1,092
                                                                    ---------    ---------    ---------    ---------    ---------
NET ASSETS:
Paid-in Capital                                                        55,703       40,820      165,116      112,034       56,991
Accumulated net investment income                                         154           12           15            6            2
Accumulated net realized gain/(loss) from
      investment transactions                                             (22)         297          (40)          52         (285)
Net unrealized appreciation/(depreciation) on
      investments                                                      (1,358)       1,040        2,543        1,302         (504)
                                                                    ---------    ---------    ---------    ---------    ---------
      Net Assets                                                    $  54,477    $  42,169    $ 167,634    $ 113,394    $  56,204
                                                                    =========    =========    =========    =========    =========
Net Assets:
      Institutional Shares                                          $  29,005    $  39,514    $ 164,537    $  85,716    $  50,670
      Class A Shares                                                   23,702        1,378        2,559       23,032        4,728
      Class B Shares                                                       NA        1,016          446        3,426          607
      Class C Shares                                                    1,767           87           89        1,217          196
      Advisor Shares                                                        3          174            3            3            3
                                                                    ---------    ---------    ---------    ---------    ---------
      Total                                                         $  54,477    $  42,169    $ 167,634    $ 113,394    $  56,204
                                                                    =========    =========    =========    =========    =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
      Institutional Shares                                              2,932        4,201       16,463        8,572        5,126
      Class A Shares                                                    2,393          146          256        2,302          479
      Class B Shares                                                       NA          108           45          350           61
      Class C Shares                                                      180            9            9          122           20
      Advisor Shares                                                       -- ^         18           -- ^         -- ^         -- ^
                                                                    ---------    ---------    ---------    ---------    ---------
      Total                                                             5,505        4,482       16,773       11,346        5,686
                                                                    =========    =========    =========    =========    =========
Net Asset Value+
      Institutional Shares                                          $    9.89    $    9.40    $    9.99    $   10.00    $    9.88
                                                                    =========    =========    =========    =========    =========
      Class A Shares-redemption price per share                     $    9.90    $    9.45    $   10.00    $   10.01    $    9.87
                                                                    =========    =========    =========    =========    =========
      Class B Shares-offering price per share*                             NA    $    9.37    $    9.98    $    9.78    $    9.88
                                                                    =========    =========    =========    =========    =========
      Class C Shares-offering price per share*                      $    9.82    $    9.39    $    9.99    $    9.97    $    9.88
                                                                    =========    =========    =========    =========    =========
      Advisor Shares-redemption price per share                     $    9.90    $    9.40    $   10.00    $    9.99    $    9.88
                                                                    =========    =========    =========    =========    =========
Maximum Sales Charge

      Class A Shares                                                     4.75%        4.75%        3.50%        4.75%        4.75%
      Advisor Shares                                                     3.25%        3.25%        2.00%        3.25%        3.25%
Maximum Offering Price (100%/(100%-Maximum sales charge)
      of net asset value adjusted to the nearest cent) per share
      Class A Shares                                                $   10.39    $    9.92    $   10.36    $   10.51    $   10.36
                                                                    =========    =========    =========    =========    =========
      Advisor Shares                                                $   10.23    $    9.72    $   10.20    $   10.33    $   10.21
                                                                    =========    =========    =========    =========    =========


__________________
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred shares.

+ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 2006
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                    SMALL CAP     MID CAP      QUALITY     LARGE CAP     EQUITY
                                                                     GROWTH       GROWTH       GROWTH        CORE         INDEX
                                                                      FUND         FUND         FUND       FUND (A)       FUND
                                                                    ---------    ---------    ---------    ---------    ---------
INVESTMENT INCOME:
Dividend income                                                     $     397    $   3,245    $   7,377    $   3,791    $   8,020
Income from securities lending                                             96           82          145           18           58
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Investment Income                                             493        3,327        7,522        3,809        8,078
                                                                    ---------    ---------    ---------    ---------    ---------
EXPENSES:
Investment advisory fees                                                1,268        3,179        6,697        1,324        1,243
Administrative fees                                                       327          705        1,473          341          762
Distribution services fees-Class A Shares                                  52           99          354           56          172
Distribution services fees-Class B Shares                                  17           69          159           10           44
Distribution services fees-Class C Shares                                   4           11           31            1           17
Distribution services fees-Advisor Shares                                   4            5           13           -- ^          8
Administrative services fees-Class C Shares                                 1            4           10           -- ^          6
Administrative services fees-Select Shares                                 NA           NA           NA           NA           14
Administrative services fees-Preferred Shares                              NA           NA           NA           NA          109
Administrative services fees-Trust Shares                                  NA           NA           NA           NA          180
Accounting fees                                                            80          122          192           86          162
Registration and filing fees                                               27           35           44           25           36
Transfer and dividend disbursing agent fees                                72          138          330           72          136
Custody fees                                                               21           22           36           22           33
Trustees' fees and expenses                                                 7           16           31            8           15
Other expenses                                                             61           92          250           61          125
                                                                    ---------    ---------    ---------    ---------    ---------
      Total expenses                                                    1,941        4,497        9,620        2,006        3,062
                                                                    ---------    ---------    ---------    ---------    ---------
      Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                                     (22)          (6)         (37)        (199)      (1,706)
      Transfer and dividend disbursing agent fees waived                   --          (12)         (12)          --          (21)
                                                                    ---------    ---------    ---------    ---------    ---------
      Net Expenses                                                      1,919        4,479        9,571        1,807        1,335
                                                                    ---------    ---------    ---------    ---------    ---------

      Net Investment Income/(Loss)                                     (1,426)      (1,152)      (2,049)       2,002       6,743
                                                                    ---------    ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAINS/(LOSSES)
      FROM INVESTMENTS AND FUTURES:
Net realized gains on investment transactions                          39,940       88,879       95,193       10,681       15,100
Net realized gains/(losses) on futures transactions                       257           --           --         (163)         222
Change in unrealized appreciation/depreciation on
      investments and futures                                         (34,296)     (70,388)    (123,423)      (1,203)     (1,847)
                                                                    ---------    ---------    ---------    ---------    ---------
Net realized and unrealized gains/(losses) on investments
      and futures                                                       5,901       18,491      (28,230)       9,315       13,475
                                                                    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                      $   4,475    $  17,339    $ (30,279)   $  11,317    $  20,218
                                                                    =========    =========    =========    =========    =========

_________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

                      SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                              MICRO CAP    SMALL CAP    MULTI CAP
                                                                                 BALANCED       VALUE        VALUE        VALUE
                                                                                   FUND         FUND         FUND         FUND
                                                                                 ---------    ---------    ---------    ---------
INVESTMENT INCOME:
Interest income                                                                  $   1,885    $      --    $      --    $      --
Dividend income                                                                      1,177        2,201        2,114        7,768
Income from securities lending                                                           9           70           47           56
                                                                                 ---------    ---------    ---------    ---------
      Total Investment Income                                                        3,071        2,271        2,161        7,824
                                                                                 ---------    ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                                               868        1,429        1,222        3,389
Administrative fees                                                                    199          261          247          603
Distribution services fees-Class A Shares                                              121           51            7           98
Distribution services fees-Class B Shares                                               92           70           12          222
Distribution services fees-Class C Shares                                               23           43            7           34
Distribution services fees-Advisor Shares                                                1          114            7          183
Administrative services fees-Class C Shares                                              8           14            2           11
Accounting fees                                                                         82           76           72          112
Registration and filing fees                                                            35           34           18           25
Transfer and dividend disbursing agent fees                                             79           96           50          163
Custody fees                                                                            20           40           21           21
Trustees' fees and expenses                                                              4            6            5           14
Other expenses                                                                          37           51           43          109
                                                                                 ---------    ---------    ---------    ---------
      Total expenses                                                                 1,569        2,285        1,713        4,984
                                                                                 ---------    ---------    ---------    ---------
      Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                                                 (270)         (34)         (40)         (50)
      Transfer and dividend disbursing agent fees waived                                --           --           --          (12)
                                                                                 ---------    ---------    ---------    ---------
      Net Expenses                                                                   1,299        2,251        1,673        4,922
                                                                                 ---------    ---------    ---------    ---------

      Net Investment Income                                                          1,772           20          488        2,902
                                                                                 ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS AND OPTIONS:
Net realized gains/(losses) on investment and option transactions                    8,157       41,836       20,068       67,055
Realized gain distributions from underlying funds                                       --           --           --           --
Change in unrealized appreciation/depreciation on investments and options          (11,421)     (39,004)     (18,289)     (43,868)
                                                                                 ---------    ---------    ---------    ---------

Net realized and unrealized gains/(losses) on investments and options               (3,264)       2,832        1,779       23,187
                                                                                 ---------    ---------    ---------    ---------
Change in net assets resulting from operations                                   $  (1,492)   $   2,852    $   2,267    $  26,089
                                                                                 =========    =========    =========    =========

                                                                                DISCIPLINED                LIFEMODEL
                                                                                 LARGE CAP    LIFEMODEL   MODERATELY    LIFEMODEL
                                                                                   VALUE     AGGRESSIVE   AGGRESSIVE    MODERATE
                                                                                 FUND (A)    FUND SM (A)  FUND SM (A)  FUND SM (A)
                                                                                -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest income                                                                  $      --    $      --    $      --    $      --
Dividend income                                                                     14,908        2,284 #      6,866 #     13,513 #
Income from securities lending                                                          75           --           --           --
                                                                                 ---------    ---------    ---------    ---------
      Total Investment Income                                                       14,983        2,284        6,866       13,513
                                                                                 ---------    ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                                             4,849          233          472          728
Administrative fees                                                                  1,070          282          561          860
Distribution services fees-Class A Shares                                               60          123          319          261
Distribution services fees-Class B Shares                                               57          166          520          441
Distribution services fees-Class C Shares                                               17           18           66           55
Distribution services fees-Advisor Shares                                                1            1            3            1
Administrative services fees-Class C Shares                                              6            6           22           18
Accounting fees                                                                        159           73          105          140
Registration and filing fees                                                            41           18           21           20
Transfer and dividend disbursing agent fees                                            169           85          171          174
Custody fees                                                                            27           15           21           26
Trustees' fees and expenses                                                             24            6           13           20
Other expenses                                                                         187           48           96          154
                                                                                 ---------    ---------    ---------    ---------
      Total expenses                                                                 6,667        1,074        2,390        2,898
                                                                                 ---------    ---------    ---------    ---------
      Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                                                  (35)        (636)      (1,196)      (1,721)
      Transfer and dividend disbursing agent fees waived                               (12)          --          (12)         (12)
                                                                                 ---------    ---------    ---------    ---------
      Net Expenses                                                                   6,620          438        1,182        1,165
                                                                                 ---------    ---------    ---------    ---------

      Net Investment Income                                                          8,363        1,846        5,684       12,348
                                                                                 ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS AND OPTIONS:
Net realized gains/(losses) on investment and option transactions                   88,966          (82)+         12 +        703 +
Realized gain distributions from underlying funds                                       --        5,088        8,409       10,525
Change in unrealized appreciation/depreciation on investments and options          (44,459)        (259)      (1,747)      (6,444)
                                                                                 ---------    ---------    ---------    ---------

Net realized and unrealized gains/(losses) on investments and options               44,507        4,747        6,674        4,784
                                                                                 ---------    ---------    ---------    ---------
Change in net assets resulting from operations                                   $  52,870    $   6,593    $  12,358    $  17,132
                                                                                 =========    =========    =========    =========

                                                                                LIFEMODEL
                                                                                MODERATELY    LIFEMODEL    STRATEGIC
                                                                               CONSERVATIVE  CONSERVATIVE   INCOME
                                                                                FUND SM (A)  FUND SM (A)     FUND
                                                                               ------------  ------------  ---------
INVESTMENT INCOME:
Interest income                                                                  $      --    $      --    $   2,411
Dividend income                                                                      3,273 #      2,165 #      6,844
Income from securities lending                                                          --           --           20
                                                                                 ---------    ---------    ---------
      Total Investment Income                                                        3,273        2,165        9,275
                                                                                 ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                                               157           86        1,581
Administrative fees                                                                    193          110          285
Distribution services fees-Class A Shares                                               98           45           13
Distribution services fees-Class B Shares                                              219          113           19
Distribution services fees-Class C Shares                                               27           32          179
Distribution services fees-Advisor Shares                                               -- ^         -- ^        131
Administrative services fees-Class C Shares                                              9           11           60
Accounting fees                                                                         70           70           75
Registration and filing fees                                                            16           16           27
Transfer and dividend disbursing agent fees                                             55           36           81
Custody fees                                                                            13           10           11
Trustees' fees and expenses                                                              4            2            6
Other expenses                                                                          35           20           48
                                                                                 ---------    ---------    ---------
      Total expenses                                                                   896          551        2,516
                                                                                 ---------    ---------    ---------
      Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                                                 (459)        (304)         (36)
      Transfer and dividend disbursing agent fees waived                                --           --           --
                                                                                 ---------    ---------    ---------
      Net Expenses                                                                     437          247        2,480
                                                                                 ---------    ---------    ---------

      Net Investment Income                                                          2,836        1,918        6,795
                                                                                 ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS AND OPTIONS:
Net realized gains/(losses) on investment and option transactions                    1,257 +        503 +      1,927
Realized gain distributions from underlying funds                                    1,770          631           --
Change in unrealized appreciation/depreciation on investments and options           (2,737)      (1,657)     (5,228)
                                                                                 ---------    ---------    ---------

Net realized and unrealized gains/(losses) on investments and options                  290         (523)      (3,301)
                                                                                 ---------    ---------    ---------
Change in net assets resulting from operations                                   $   3,126    $   1,395    $   3,494
                                                                                 =========    =========    =========


_________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

#     Represents income from affiliates.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 132-133 Spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                    DIVIDEND
                                                                     GROWTH                 INTERNATIONAL  HIGH YIELD
                                                                      FUND      TECHNOLOGY     EQUITY         BOND        BOND
                                                                     (A) (B)       FUND         FUND        FUND (C)      FUND
                                                                    ---------   ----------  -------------  ----------   ---------
INVESTMENT INCOME:
Interest income                                                     $      --    $      --    $      28    $   2,592    $  13,781
Dividend income                                                           401          112       11,537           97          316
Foreign tax withholding                                                    --           --         (810)          --           --
Income from securities lending                                              1           36          364           -- ^         33
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Investment Income                                             402          148       11,119        2,689       14,130
                                                                    ---------    ---------    ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                                  160          544        4,284          249        1,709
Administrative fees                                                        45          104          760           69          508
Distribution services fees-Class A Shares                                  14           13           64           -- ^         34
Distribution services fees-Class B Shares                                   3           11           17           -- ^         31
Distribution services fees-Class C Shares                                   3            5            9           -- ^          3
Distribution services fees-Advisor Shares                                  -- ^          4           54           -- ^          2
Administrative services fees-Class C Shares                                 1            2            3           -- ^          1
Accounting fees                                                            71           69          259           52          119
Registration and filing fees                                               36           34           41           11           34
Transfer and dividend disbursing agent fees                                32           37          128           16           88
Custody fees                                                               14           14          277            5           28
Trustees' fees and expenses                                                 1            2           17            2           11
Other expenses                                                            187           16          136           13           92
                                                                    ---------    ---------    ---------    ---------    ---------
      Total expenses                                                      567          855        6,049          417        2,660
                                                                    ---------    ---------    ---------    ---------    ---------
      Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                                    (398)          --         (101)        (151)        (480)
      Transfer and dividend disbursing agent fees waived                   --           --          (12)          --          (12)
      Distribution services-Class A Shares and
        Class B Shares waived                                              --           --           --           --           --
                                                                    ---------    ---------    ---------    ---------    ---------
      Net Expenses                                                        169          855        5,936          266        2,168
                                                                    ---------    ---------    ---------    ---------    ---------

      Net Investment Income/(Loss)                                        233         (707)       5,183        2,423       11,962
                                                                    ---------    ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
      INVESTMENTS, OPTIONS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment, option
      and foreign currency transactions                                 2,473        2,359       16,142          230       (2,853)
Net realized gains on futures transactions                                 --           --        3,059           --           --
Change in unrealized appreciation/depreciation on
      investments, options, futures and foreign currency               (1,483)      (3,384)      64,678       (2,004)      (5,788)
                                                                    ---------    ---------    ---------    ---------    ---------
Net realized and unrealized gains/(losses) on
      investments, options, futures and foreign currency                  990       (1,025)      83,879       (1,774)      (8,641)
                                                                    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                      $   1,223    $  (1,732)   $  89,062    $     649    $   3,321
                                                                    =========    =========    =========    =========    =========

                                                                                                U.S.                  INTERMEDIATE
                                                                  INTERMEDIATE  SHORT TERM   GOVERNMENT    MUNICIPAL    MUNICIPAL
                                                                      BOND         BOND         BOND         BOND         BOND
                                                                    FUND (A)     FUND (A)     FUND (A)       FUND       FUND (A)
                                                                  ------------  ----------   ----------    ---------  ------------
INVESTMENT INCOME:
Interest income                                                     $  26,246    $  11,646    $   2,588    $   2,124    $   7,942
Dividend income                                                           494          309          124           18           38
Foreign tax withholding                                                    --           --           --           --           --
Income from securities lending                                             28           32           --           --           --
                                                                    ---------    ---------    ---------    ---------    ---------
      Total Investment Income                                          26,768       11,987        2,712        2,142        7,980
                                                                    ---------    ---------    ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                                2,866        1,502          324          261        1,035
Administrative fees                                                       921          525          103           92          339
Distribution services fees-Class A Shares                                  67           36           64            4            7
Distribution services fees-Class B Shares                                  27           NA           NA           13            8
Distribution services fees-Class C Shares                                   7            2           17            1            1
Distribution services fees-Advisor Shares                                  -- ^         -- ^         -- ^          1           -- ^
Administrative services fees-Class C Shares                                 2            1            6           -- ^         -- ^
Accounting fees                                                           170          103           67           77           99
Registration and filing fees                                               33           28           28           20           30
Transfer and dividend disbursing agent fees                               140           83           27           24           54
Custody fees                                                               35           18            8           10           20
Trustees' fees and expenses                                                20           11            2            2            7
Other expenses                                                            158           91           19           17           61
                                                                    ---------    ---------    ---------    ---------    ---------
      Total expenses                                                    4,446        2,400          665          522        1,661
                                                                    ---------    ---------    ---------    ---------    ---------
      Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                                    (600)        (354)        (150)        (192)        (308)
      Transfer and dividend disbursing agent fees waived                  (12)          (9)          --           --           --
      Distribution services-Class A Shares and
        Class B Shares waived                                             (20)          --           --           --           (6)
                                                                    ---------    ---------    ---------    ---------    ---------
      Net Expenses                                                      3,814        2,037          515          330        1,347
                                                                    ---------    ---------    ---------    ---------    ---------

      Net Investment Income/(Loss)                                     22,954        9,950        2,197        1,812        6,633
                                                                    ---------    ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
      INVESTMENTS, OPTIONS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment, option
      and foreign currency transactions                               (10,643)      (1,687)        (205)         314          (60)
Net realized gains on futures transactions                                 --           --           --           --           --
Change in unrealized appreciation/depreciation on
      investments, options, futures and foreign currency               (3,876)         (55)        (991)      (1,445)      (3,858)
                                                                    ---------    ---------    ---------    ---------    ---------
Net realized and unrealized gains/(losses) on
      investments, options, futures and foreign currency              (14,519)      (1,742)      (1,196)      (1,131)      (3,918)
                                                                    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                      $   8,435    $   8,208    $   1,001    $     681    $   2,715
                                                                    =========    =========    =========    =========    =========

                                                                      OHIO       MICHIGAN
                                                                    MUNICIPAL    MUNICIPAL
                                                                      BOND         BOND
                                                                    FUND (A)     FUND (A)
                                                                    ---------    ---------
INVESTMENT INCOME:
Interest income                                                     $   5,394    $   2,345
Dividend income                                                            32           15
Foreign tax withholding                                                    --           --
Income from securities lending                                             --           --
                                                                    ---------    ---------
      Total Investment Income                                           5,426        2,360
                                                                    ---------    ---------

EXPENSES:
Investment advisory fees                                                  689          302
Administrative fees                                                       229          127
Distribution services fees-Class A Shares                                  62           13
Distribution services fees-Class B Shares                                  38            8
Distribution services fees-Class C Shares                                  15            2
Distribution services fees-Advisor Shares                                  -- ^         -- ^
Administrative services fees-Class C Shares                                 5            1
Accounting fees                                                            76           79
Registration and filing fees                                               34           20
Transfer and dividend disbursing agent fees                                42           27
Custody fees                                                               13           11
Trustees' fees and expenses                                                 5            3
Other expenses                                                             42           21
                                                                    ---------    ---------
      Total expenses                                                    1,250          614
                                                                    ---------    ---------
      Less: Waiver and/or reimbursement from
            Advisor and/or affiliates                                    (133)        (135)
      Transfer and dividend disbursing agent fees waived                   --           --
      Distribution services-Class A Shares and
        Class B Shares waived                                              --           (5)
                                                                    ---------    ---------
      Net Expenses                                                      1,117          474
                                                                    ---------    ---------

      Net Investment Income/(Loss)                                      4,309        1,886
                                                                    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
      INVESTMENTS, OPTIONS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment, option
      and foreign currency transactions                                  (203)        (247)
Net realized gains on futures transactions                                 --           --
Change in unrealized appreciation/depreciation on
      investments, options, futures and foreign currency               (2,512)        (755)
                                                                    ---------    ---------
Net realized and unrealized gains/(losses) on
      investments, options, futures and foreign currency               (2,715)      (1,002)
                                                                    ---------    ---------
Change in net assets resulting from operations                      $   1,594    $     884
                                                                    =========    =========


_____________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

(b) Formerly the Select Stock Fund. Other expenses includes $73 in legal and $105 in printing.

(c) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to July 31, 2006.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 134-135 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                          SMALL CAP                  MID CAP
                                                                         GROWTH FUND               GROWTH FUND
                                                                    ----------------------    ----------------------
                                                                      YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED
                                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                                      2006         2005         2006         2005
                                                                    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                  $  (1,426)   $  (1,728)   $  (1,152)   $    (318)
      Net realized gains on investment and
       option transactions                                             39,940       21,831       88,879        3,529
      Net realized gains/(losses) on futures transactions                 257          811           --           --
      Net change in unrealized appreciation/depreciation on
       investments, options and futures                               (34,296)      24,776      (70,388)      83,951
                                                                    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                          4,475       45,690       17,339       87,162
                                                                    ---------    ---------    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                                 --           --         (353)          --
      Class A Shares                                                       --           --          (17)          --
      Class B Shares                                                       --           --           --           --
      Class C Shares                                                       --           --           --           --
      Advisor Shares                                                       --           --           --           --
      Select Shares                                                        NA           NA           NA           NA
      Preferred Shares                                                     NA           NA           NA           NA
      Trust Shares                                                         NA           NA           NA           NA

Distributions from net realized gains:
      Institutional Shares                                            (19,569)     (39,664)      (4,028)          --
      Class A Shares                                                   (2,500)      (4,468)        (479)          --
      Class B Shares                                                     (211)        (331)         (85)          --
      Class C Shares                                                      (74)        (150)         (18)          --
      Advisor Shares                                                      (99)        (213)         (13)          --
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from shareholder distributions             (22,453)     (44,826)      (4,993)          --
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from Fund share transactions               (75,185)     (13,767)     (95,876)     (37,413)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets                                            (93,163)     (12,903)     (83,530)      49,749
NET ASSETS:
      Beginning of period                                             240,224      253,127      444,542      394,793
                                                                    ---------    ---------    ---------    ---------
      End of period                                                 $ 147,061    $ 240,224    $ 361,012    $ 444,542
                                                                    =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                            $     (10)   $     (12)   $      --    $      --
                                                                    =========    =========    =========    =========

                                                                                                    LARGE CAP
                                                                     QUALITY GROWTH FUND            CORE FUND
                                                                    ----------------------    ----------------------
                                                                      YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED
                                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                                      2006         2005       2006 (A)       2005
                                                                    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                  $  (2,049)   $     863    $   2,002    $   1,271
      Net realized gains on investment and
       option transactions                                             95,193       40,777       10,681        6,423
      Net realized gains/(losses) on futures transactions                  --           --         (163)         138
      Net change in unrealized appreciation/depreciation on
       investments, options and futures                              (123,423)      71,107       (1,203)       9,054
                                                                    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                        (30,279)     112,747       11,317       16,886
                                                                    ---------    ---------    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                                 --       (1,869)      (1,749)      (1,019)
      Class A Shares                                                       --         (341)        (180)        (264)
      Class B Shares                                                       --           (3)          (2)          (3)
      Class C Shares                                                       --           (1)          -- ^         -- ^
      Advisor Shares                                                       --           (4)          -- ^         NA
      Select Shares                                                        NA           NA           NA           NA
      Preferred Shares                                                     NA           NA           NA           NA
      Trust Shares                                                         NA           NA           NA           NA

Distributions from net realized gains:
      Institutional Shares                                                 --           --       (1,989)      (2,094)
      Class A Shares                                                       --           --         (277)        (656)
      Class B Shares                                                       --           --          (12)         (21)
      Class C Shares                                                       --           --           (2)          (4)
      Advisor Shares                                                       --           --           -- ^         NA
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from shareholder distributions                  --       (2,218)      (4,211)      (4,061)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from Fund share transactions              (119,709)    (345,411)     (13,554)      65,388
                                                                    ---------    ---------    ---------    ---------
      Change in net assets                                           (149,988)    (234,882)      (6,448)      78,213
NET ASSETS:
      Beginning of period                                             899,888    1,134,770      194,949      116,736
                                                                    ---------    ---------    ---------    ---------
      End of period                                                 $ 749,900    $ 899,888    $ 188,501    $ 194,949
                                                                    =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                            $      --    $      --    $      87    $      20
                                                                    =========    =========    =========    =========

                                                                      EQUITY INDEX FUND           BALANCED FUND
                                                                    ----------------------    ----------------------
                                                                      YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED
                                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                                      2006         2005         2006         2005
                                                                    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                   $  6,743    $   8,661    $   1,772    $   2,720
      Net realized gains on investment and
       option transactions                                             15,100       69,597        8,157        7,493
      Net realized gains/(losses) on futures transactions                 222          715           --           --
      Net change in unrealized appreciation/depreciation on
       investments, options and futures                                (1,847)     (14,823)     (11,421)       3,518
                                                                    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                         20,218       64,150       (1,492)      13,731
                                                                    ---------    ---------    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                             (3,218)      (3,630)        (922)      (1,594)
      Class A Shares                                                   (1,082)      (1,253)        (807)      (1,180)
      Class B Shares                                                      (36)         (42)         (85)        (121)
      Class C Shares                                                      (18)         (22)         (28)         (44)
      Advisor Shares                                                      (20)         (24)          (2)          (3)
      Select Shares                                                      (301)        (306)          NA           NA
      Preferred Shares                                                 (1,209)      (1,755)          NA           NA
      Trust Shares                                                     (1,121)      (1,348)          NA           NA

Distributions from net realized gains:
      Institutional Shares                                                 --           --           --           --
      Class A Shares                                                       --           --           --           --
      Class B Shares                                                       --           --           --           --
      Class C Shares                                                       --           --           --           --
      Advisor Shares                                                       --           --           --           --
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from shareholder distributions              (7,005)      (8,380)      (1,844)      (2,942)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from Fund share transactions               (25,827)    (170,144)     (48,640)     (66,996)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets                                            (12,614)    (114,374)     (51,976)     (56,207)
NET ASSETS:
      Beginning of period                                             420,285      534,659      134,330      190,537
                                                                    ---------    ---------    ---------    ---------
      End of period                                                 $ 407,671    $ 420,285    $  82,354    $ 134,330
                                                                    =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                            $     434    $     697    $     134    $     122
                                                                    =========    =========    =========    =========

                                                                          MICRO CAP
                                                                          VALUE FUND
                                                                    ---------------------
                                                                      YEAR         YEAR
                                                                      ENDED        ENDED
                                                                    JULY 31,     JULY 31,
                                                                      2006         2005
                                                                    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                  $      20    $    (404)
      Net realized gains on investment and
       option transactions                                             41,836       37,827
      Net realized gains/(losses) on futures transactions                  --           --
      Net change in unrealized appreciation/depreciation on
       investments, options and futures                               (39,004)      (9,592)
                                                                    ---------    ---------
Change in net assets resulting from operations                          2,852       27,831
                                                                    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                                (84)          --
      Class A Shares                                                       (7)          --
      Class B Shares                                                       --           --
      Class C Shares                                                       --           --
      Advisor Shares                                                       --           --
      Select Shares                                                        NA           NA
      Preferred Shares                                                     NA           NA
      Trust Shares                                                         NA           NA

Distributions from net realized gains:
      Institutional Shares                                            (26,630)      (9,983)
      Class A Shares                                                   (5,289)      (2,822)
      Class B Shares                                                   (2,148)        (486)
      Class C Shares                                                   (1,672)        (404)
      Advisor Shares                                                   (6,413)      (2,794)
                                                                    ---------    ---------
      Change in net assets from shareholder distributions             (42,243)     (16,489)
                                                                    ---------    ---------
      Change in net assets from Fund share transactions               (18,958)     (85,038)
                                                                    ---------    ---------
      Change in net assets                                            (58,349)     (73,696)
NET ASSETS:
      Beginning of period                                             177,579      251,275
                                                                    ---------    ---------
      End of period                                                 $ 119,230    $ 177,579
                                                                    =========    =========
Accumulated Net Investment Income/(Loss)                            $      --    $      --
                                                                    =========    =========


_________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                 136-137 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                     SMALL CAP VALUE FUND      MULTI CAP VALUE FUND
                                                                    ----------------------    ----------------------
                                                                      YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED
                                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                                      2006         2005         2006         2005
                                                                    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                  $     488    $    (315)   $   2,902    $     928
      Net realized gains/(losses) on investment transactions           20,068       12,474       67,055       24,985
      Realized gain distributions from underlying funds                    --           --           --           --
      Net change in unrealized appreciation/depreciation
       on investments                                                 (18,289)      18,099      (43,868)      46,090
                                                                    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                          2,267       30,258       26,089       72,003
                                                                    ---------    ---------    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                               (288)          --       (2,147)      (1,146)
      Class A Shares                                                       --           --         (275)         (74)
      Class B Shares                                                       --           --          (53)          --
      Class C Shares                                                       --           --          (10)          --
      Advisor Shares                                                       --           --         (162)         (14)

Distributions from net realized gains:
      Institutional Shares                                            (13,847)     (10,543)     (19,664)     (15,051)
      Class A Shares                                                     (285)        (219)      (3,250)      (2,088)
      Class B Shares                                                     (135)         (60)      (1,866)      (1,156)
      Class C Shares                                                     (105)         (46)        (392)        (289)
      Advisor Shares                                                     (147)        (140)      (2,894)      (2,387)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from shareholder distributions             (14,807)     (11,008)     (30,713)     (22,205)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from Fund share transactions               (30,546)      33,727      (50,529)      (1,733)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets                                            (43,086)      52,977      (55,153)      48,065
NET ASSETS:
      Beginning of period                                             165,268      112,291      379,051      330,986
                                                                    ---------    ---------    ---------    ---------
      End of period                                                 $ 122,182    $ 165,268    $ 323,898    $ 379,051
                                                                    =========    =========    =========    =========
Accumulated Net Investment Income                                   $     200    $      --    $     255    $      --
                                                                    =========    =========    =========    =========

                                                                    DISCIPLINED LARGE CAP           LIFEMODEL
                                                                          VALUE FUND            AGGRESSIVE FUND SM
                                                                    ----------------------    ----------------------
                                                                       YEAR        YEAR         YEAR         YEAR
                                                                       ENDED       ENDED        ENDED        ENDED
                                                                     JULY 31,    JULY 31,     JULY 31,     JULY 31,
                                                                     2006 (A)      2005       2006 (A)       2005
                                                                    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                  $   8,363    $   8,216    $   1,846    $   1,123
      Net realized gains/(losses) on investment transactions           88,966       52,351          (82)+        637 +
      Realized gain distributions from underlying funds                    --           --        5,088        2,976
      Net change in unrealized appreciation/depreciation
       on investments                                                 (44,459)      37,251         (259)      14,201
                                                                    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                         52,870       97,818        6,593       18,937
                                                                    ---------    ---------    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                             (7,875)      (7,923)      (1,151)        (680)
      Class A Shares                                                     (266)        (241)        (540)        (374)
      Class B Shares                                                      (24)         (14)        (115)         (72)
      Class C Shares                                                       (9)          (6)         (16)          (9)
      Advisor Shares                                                       (2)          NA           (1)          NA

Distributions from net realized gains:
      Institutional Shares                                            (54,494)     (16,850)      (1,714)        (346)
      Class A Shares                                                   (2,337)        (655)      (1,043)        (248)
      Class B Shares                                                     (541)        (134)        (349)         (81)
      Class C Shares                                                     (222)         (57)         (48)         (11)
      Advisor Shares                                                      (16)          NA           (1)          NA
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from shareholder distributions             (65,786)     (25,880)      (4,978)      (1,821)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from Fund share transactions                18,441     (125,327)      34,927       14,139
                                                                    ---------    ---------    ---------    ---------
      Change in net assets                                              5,525      (53,389)      36,542       31,255
NET ASSETS:
      Beginning of period                                             607,108      660,497      135,611      104,356
                                                                    ---------    ---------    ---------    ---------
      End of period                                                 $ 612,633    $ 607,108    $ 172,153    $ 135,611
                                                                    =========    =========    =========    =========
Accumulated Net Investment Income                                   $     711    $     524    $      23    $      --
                                                                    =========    =========    =========    =========

                                                                     LIFEMODEL MODERATELY           LIFEMODEL
                                                                      AGGRESSIVE FUND SM         MODERATE FUND SM
                                                                    ----------------------    ----------------------
                                                                      YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED
                                                                    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                                    2006 (A)       2005       2006 (A)       2005
                                                                    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                  $   5,684    $   3,460    $  12,348    $   9,811
      Net realized gains/(losses) on investment transactions               12 +      1,446 +        703 +      2,848 +
      Realized gain distributions from underlying funds                 8,409        4,937       10,525        7,386
      Net change in unrealized appreciation/depreciation
       on investments                                                  (1,747)      23,784       (6,444)      28,761
                                                                    ---------    ---------    ---------    ---------
Change in net assets resulting from operations                         12,358       33,627       17,132       48,806
                                                                    ---------    ---------    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                             (2,542)      (1,539)      (8,669)      (7,125)
      Class A Shares                                                   (2,296)      (1,532)      (2,511)      (1,978)
      Class B Shares                                                     (563)        (276)        (733)        (479)
      Class C Shares                                                      (93)         (52)        (120)         (88)
      Advisor Shares                                                      (10)          NA           (4)          NA

Distributions from net realized gains:
      Institutional Shares                                             (2,273)        (537)      (6,249)        (768)
      Class A Shares                                                   (2,490)        (650)      (2,006)        (240)
      Class B Shares                                                     (996)        (257)        (828)         (93)
      Class C Shares                                                     (172)         (50)        (142)         (17)
      Advisor Shares                                                       (5)          NA           (2)          NA
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from shareholder distributions             (11,440)      (4,893)     (21,264)     (10,788)
                                                                    ---------    ---------    ---------    ---------
      Change in net assets from Fund share transactions                31,606       41,124       26,544        2,644
                                                                    ---------    ---------    ---------    ---------
      Change in net assets                                             32,524       69,858       22,412       40,662
NET ASSETS:
      Beginning of period                                             294,543      224,685      498,230      457,568
                                                                    ---------    ---------    ---------    ---------
      End of period                                                 $ 327,067    $ 294,543    $ 520,642    $ 498,230
                                                                    =========    =========    =========    =========
Accumulated Net Investment Income                                   $     323    $     143    $     939    $     628
                                                                    =========    =========    =========    =========

                                                                     LIFEMODEL MODERATELY
                                                                     CONSERVATIVE FUND SM
                                                                    ---------------------
                                                                      YEAR         YEAR
                                                                      ENDED        ENDED
                                                                    JULY 31,     JULY 31,
                                                                    2006 (A)       2005
                                                                    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
      Net investment income/(loss)                                  $   2,836    $   2,245
      Net realized gains/(losses) on investment transactions            1,257 +        794 +
      Realized gain distributions from underlying funds                 1,770        1,270
      Net change in unrealized appreciation/depreciation
       on investments                                                  (2,737)       4,723
                                                                    ---------    ---------
Change in net assets resulting from operations                          3,126        9,032
                                                                    ---------    ---------

Distributions from net investment income:
      Institutional Shares                                             (1,189)        (970)
      Class A Shares                                                   (1,076)        (878)
      Class B Shares                                                     (434)        (321)
      Class C Shares                                                      (70)         (51)
      Advisor Shares                                                       (2)          NA

Distributions from net realized gains:
      Institutional Shares                                               (888)        (301)
      Class A Shares                                                     (940)        (307)
      Class B Shares                                                     (522)        (173)
      Class C Shares                                                      (84)         (27)
      Advisor Shares                                                       (1)          NA
                                                                    ---------    ---------
      Change in net assets from shareholder distributions              (5,206)      (3,028)
                                                                    ---------    ---------
      Change in net assets from Fund share transactions                  (983)      (2,817)
                                                                    ---------    ---------
      Change in net assets                                             (3,063)       3,187
NET ASSETS:
      Beginning of period                                             106,833      103,646
                                                                    ---------    ---------
      End of period                                                 $ 103,770    $ 106,833
                                                                    =========    =========
Accumulated Net Investment Income                                   $     218    $     153
                                                                    =========    =========


___________________________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 138-139 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                   LIFEMODEL                 STRATEGIC
                                                              CONSERVATIVE FUND SM          INCOME FUND
                                                             ----------------------    ----------------------
                                                               YEAR         YEAR         YEAR         YEAR
                                                               ENDED        ENDED        ENDED        ENDED
                                                             JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                             2006 (a)       2005         2006         2005
                                                             ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income/(loss)                              $   1,918    $   1,530    $   6,795    $   7,124
   Net realized gains/(losses) on investment, option, and
     foreign currency transactions                                 503 +        (11) +     1,927          481
   Net realized gains on futures transactions                       --           --           --           --
   Realized gain distributions from underlying funds               631          544           --           --
   Net change in unrealized appreciation/depreciation
     on investments, options, futures and foreign currency      (1,657)       1,359       (5,228)       5,346
                                                             ---------    ---------    ---------    ---------
Change in net assets resulting from operations                   1,395        3,422        3,494       12,951
                                                             ---------    ---------    ---------    ---------

Distributions from net investment income:
   Institutional Shares                                           (870)        (500)      (4,619)      (4,198)
   Class A Shares                                                 (615)        (620)        (218)        (110)
   Class B Shares                                                 (295)        (264)         (69)         (36)
   Class C Shares                                                 (109)        (111)        (861)      (1,191)
   Advisor Shares                                                   (1)          NA       (1,065)      (1,483)

Distributions from net realized gains:
   Institutional Shares                                           (234)        (132)        (297)         (67)
   Class A Shares                                                 (188)        (197)         (15)          (2)
   Class B Shares                                                 (117)        (118)          (6)          (1)
   Class C Shares                                                  (46)         (52)         (74)         (26)
   Advisor Shares                                                   -- ^         NA          (80)         (28)
                                                             ---------    ---------    ---------    ---------
   Change in net assets from shareholder distributions          (2,475)      (1,994)      (7,304)      (7,142)
                                                             ---------    ---------    ---------    ---------
   Change in net assets from Fund share transactions            (4,570)       4,065       (8,104)     (11,467)
                                                             ---------    ---------    ---------    ---------
   Change in net assets                                         (5,650)       5,493      (11,914)      (5,658)
NET ASSETS:
   Beginning of period                                          60,242       54,749      165,960      171,618
                                                             ---------    ---------    ---------    ---------
   End of period                                             $  54,592    $  60,242    $ 154,046    $ 165,960
                                                             =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                     $     156    $     128    $    (100)   $     (63)
                                                             =========    =========    =========    =========


                                                               DIVIDEND GROWTH FUND
                                                             ------------------------
                                                                YEAR          YEAR
                                                                ENDED         ENDED
                                                              JULY 31,      JULY 31,
                                                             2006 (a) (b)     2005
                                                             -----------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income/(loss)                              $       233    $    (142)
   Net realized gains/(losses) on investment, option, and
     foreign currency transactions                                 2,473          245
   Net realized gains on futures transactions                         --           --
   Realized gain distributions from underlying funds                  --           --
   Net change in unrealized appreciation/depreciation
     on investments, options, futures and foreign currency        (1,483)       1,776
                                                             -----------    ---------
Change in net assets resulting from operations                     1,223        1,879
                                                             -----------    ---------

Distributions from net investment income:
   Institutional Shares                                             (178)          --
   Class A Shares                                                    (53)          --
   Class B Shares                                                     (3)          --
   Class C Shares                                                     (3)          --
   Advisor Shares                                                     -- ^         NA

Distributions from net realized gains:
   Institutional Shares                                               --           --
   Class A Shares                                                     --           --
   Class B Shares                                                     --           --
   Class C Shares                                                     --           --
   Advisor Shares                                                     --           NA
                                                             -----------    ---------
   Change in net assets from shareholder distributions              (237)          --
                                                             -----------    ---------
   Change in net assets from Fund share transactions               6,329       (5,570)
                                                             -----------    ---------
   Change in net assets                                            7,315       (3,691)
NET ASSETS:
   Beginning of period                                            13,887       17,578
                                                             -----------    ---------
   End of period                                             $    21,202    $  13,887
                                                             ===========    =========
Accumulated Net Investment Income/(Loss)                     $        --    $      --
                                                             ===========    =========

                                                                                           INTERNATIONAL
                                                                TECHNOLOGY FUND             EQUITY FUND
                                                             ----------------------    ----------------------
                                                               YEAR         YEAR         YEAR         YEAR
                                                               ENDED        ENDED        ENDED        ENDED
                                                             JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                               2006         2005         2006         2005
                                                             ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income/(loss)                              $    (707)   $    (699)   $   5,183    $   4,228
   Net realized gains/(losses) on investment, option, and
     foreign currency transactions                               2,359        3,738       16,142       23,657
   Net realized gains on futures transactions                       --           --        3,059        1,695
   Realized gain distributions from underlying funds                --           --           --           --
   Net change in unrealized appreciation/depreciation
     on investments, options, futures and foreign currency      (3,384)       4,482       64,678       34,124
                                                             ---------    ---------    ---------    ---------
Change in net assets resulting from operations                  (1,732)       7,521       89,062       63,704
                                                             ---------    ---------    ---------    ---------

Distributions from net investment income:
   Institutional Shares                                             --           --       (6,678)      (6,672)
   Class A Shares                                                   --           --         (320)        (407)
   Class B Shares                                                   --           --          (14)         (10)
   Class C Shares                                                   --           --          (10)          (7)
   Advisor Shares                                                   --           --         (102)        (186)

Distributions from net realized gains:
   Institutional Shares                                             --           --       (9,322)          --
   Class A Shares                                                   --           --         (525)          --
   Class B Shares                                                   --           --          (36)          --
   Class C Shares                                                   --           --          (26)          --
   Advisor Shares                                                   --           --         (231)          --
                                                             ---------    ---------    ---------    ---------
   Change in net assets from shareholder distributions              --           --      (17,264)      (7,282)
                                                             ---------    ---------    ---------    ---------
   Change in net assets from Fund share transactions            10,315       (9,010)      85,787     (100,439)
                                                             ---------    ---------    ---------    ---------
   Change in net assets                                          8,583       (1,489)     157,585      (44,017)
NET ASSETS:
   Beginning of period                                          46,629       48,118      317,542      361,559
                                                             ---------    ---------    ---------    ---------
   End of period                                             $  55,212    $  46,629    $ 475,127    $ 317,542
                                                             =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                     $      --    $      --    $   1,428    $   4,804
                                                             =========    =========    =========    =========

                                                             HIGH YIELD
                                                             BOND FUND          BOND FUND
                                                             ----------   ----------------------
                                                               PERIOD       YEAR         YEAR
                                                               ENDED        ENDED        ENDED
                                                              JULY 31,    JULY 31,     JULY 31,
                                                              2006 (c)      2006         2005
                                                             ----------   ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income/(loss)                              $    2,423   $  11,962    $   9,498
   Net realized gains/(losses) on investment, option, and
     foreign currency transactions                                  230      (2,853)       6,278
   Net realized gains on futures transactions                        --          --           --
   Realized gain distributions from underlying funds                 --          --           --
   Net change in unrealized appreciation/depreciation
     on investments, options, futures and foreign currency       (2,004)     (5,788)      (2,694)
                                                             ----------   ---------    ---------
Change in net assets resulting from operations                      649       3,321       13,082
                                                             ----------   ---------    ---------

Distributions from net investment income:
   Institutional Shares                                          (2,421)    (12,002)     (10,012)
   Class A Shares                                                    (7)       (581)        (669)
   Class B Shares                                                    (2)       (107)        (114)
   Class C Shares                                                    (2)        (16)         (19)
   Advisor Shares                                                    -- ^       (16)         (22)

Distributions from net realized gains:
   Institutional Shares                                              --      (1,723)        (317)
   Class A Shares                                                    --         (89)         (26)
   Class B Shares                                                    --         (19)          (5)
   Class C Shares                                                    --          (3)          (1)
   Advisor Shares                                                    --          (3)          (1)
                                                             ----------   ---------    ---------
   Change in net assets from shareholder distributions           (2,432)    (14,559)     (11,186)
                                                             ----------   ---------    ---------
   Change in net assets from Fund share transactions             68,204     (34,827)       5,001
                                                             ----------   ---------    ---------
   Change in net assets                                          66,421     (46,065)       6,897
NET ASSETS:
   Beginning of period                                               --     313,097      306,200
                                                             ----------   ---------    ---------
   End of period                                             $   66,421   $ 267,032    $ 313,097
                                                             ==========   =========    =========
Accumulated Net Investment Income/(Loss)                     $       22   $      27    $      48
                                                             ==========   =========    =========


___________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

(b)   Formerly the Select Stock Fund.

(c) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to July 31, 2006.

+ Represents realized gains/(losses) from investment transactions with affiliates.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 140-141 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                 INTERMEDIATE               SHORT TERM
                                                                  BOND FUND                 BOND FUND
                                                            ----------------------    ----------------------
                                                              YEAR         YEAR         YEAR         YEAR
                                                              ENDED        ENDED        ENDED        ENDED
                                                            JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                            2006 (a)       2005       2006 (a)       2005
                                                            ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income                                    $  22,954    $  23,267    $   9,950    $  11,175
   Net realized gains/(losses) on investment transactions     (10,643)       4,672       (1,687)      (3,173)
   Net change in unrealized appreciation/depreciation
     on investments                                            (3,876)      (8,592)         (55)      (2,091)
                                                            ---------    ---------    ---------    ---------
Change in net assets resulting from operations                  8,435       19,347        8,208        5,911
                                                            ---------    ---------    ---------    ---------

Distributions from net investment income:
   Institutional Shares                                       (22,657)     (25,017)     (11,345)     (15,030)
   Class A Shares                                              (1,162)      (1,343)        (541)        (726)
   Class B Shares                                                (118)        (146)          NA           NA
   Class C Shares                                                 (34)         (44)          (7)         (11)
   Advisor Shares                                                  -- ^         NA           -- ^         NA

Distributions from net realized gains:
   Institutional Shares                                            --           --           --           --
   Class A Shares                                                  --           --           --           --
   Class B Shares                                                  --           --           NA           NA
   Class C Shares                                                  --           --           --           --
   Advisor Shares                                                  --           NA           --           NA
                                                            ---------    ---------    ---------    ---------
   Change in net assets from shareholder distributions        (23,971)     (26,550)     (11,893)     (15,767)
                                                            ---------    ---------    ---------    ---------
   Change in net assets from Fund share transactions          (95,752)    (133,932)     (76,710)    (162,815)
                                                            ---------    ---------    ---------    ---------
   Change in net assets                                      (111,288)    (141,135)     (80,395)    (172,671)
NET ASSETS:
   Beginning of period                                        578,311      719,446      351,388      524,059
                                                            ---------    ---------    ---------    ---------
   End of period                                            $ 467,023    $ 578,311    $ 270,993    $ 351,388
                                                            =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                    $      69    $      59    $      15    $      63
                                                            =========    =========    =========    =========

                                                               U.S. GOVERNMENT
                                                                  BOND FUND
                                                            ----------------------
                                                              YEAR         YEAR
                                                              ENDED        ENDED
                                                            JULY 31,     JULY 31,
                                                            2006 (a)       2005
                                                            ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income                                    $   2,197    $   1,915
   Net realized gains/(losses) on investment transactions        (205)         519
   Net change in unrealized appreciation/depreciation
     on investments                                              (991)        (744)
                                                            ---------    ---------
Change in net assets resulting from operations                  1,001        1,690
                                                            ---------    ---------

Distributions from net investment income:
   Institutional Shares                                        (1,092)      (1,002)
   Class A Shares                                                (848)        (725)
   Class B Shares                                                  NA           NA
   Class C Shares                                                 (58)         (63)
   Advisor Shares                                                  -- ^         NA

Distributions from net realized gains:
   Institutional Shares                                           (79)          --
   Class A Shares                                                 (68)          --
   Class B Shares                                                  NA           NA
   Class C Shares                                                  (6)          --
   Advisor Shares                                                  -- ^         NA
                                                            ---------    ---------
   Change in net assets from shareholder distributions         (2,151)      (1,790)
                                                            ---------    ---------
   Change in net assets from Fund share transactions           (7,677)     (15,817)
                                                            ---------    ---------
   Change in net assets                                        (8,827)     (15,917)
NET ASSETS:
   Beginning of period                                         63,304       79,221
                                                            ---------    ---------
   End of period                                            $  54,477    $  63,304
                                                            =========    =========
Accumulated Net Investment Income/(Loss)                    $     154    $      96
                                                            =========    =========

                                                                                      INTERMEDIATE MUNICIPAL
                                                             MUNICIPAL BOND FUND            BOND FUND
                                                            ----------------------    ----------------------
                                                              YEAR         YEAR         YEAR         YEAR
                                                              ENDED        ENDED        ENDED        ENDED
                                                            JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                              2006         2005       2006 (a)       2005
                                                            ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income                                    $   1,812    $   2,203    $   6,633    $   8,041
   Net realized gains/(losses) on investment transactions         314        2,624          (60)       3,539
   Net change in unrealized appreciation/depreciation
     on investments                                            (1,445)      (2,137)      (3,858)      (4,799)
                                                            ---------    ---------    ---------    ---------
Change in net assets resulting from operations                    681        2,690        2,715        6,781
                                                            ---------    ---------    ---------    ---------

Distributions from net investment income:
   Institutional Shares                                        (1,688)      (2,063)      (6,495)      (9,070)
   Class A Shares                                                 (55)         (72)         (93)        (134)
   Class B Shares                                                 (36)         (44)         (24)         (41)
   Class C Shares                                                  (4)          (9)          (3)          (7)
   Advisor Shares                                                 (10)         (14)          -- ^         NA

Distributions from net realized gains:
   Institutional Shares                                        (2,037)      (2,066)      (2,353)      (1,780)
   Class A Shares                                                 (70)         (89)         (36)         (30)
   Class B Shares                                                 (65)         (59)         (11)          (9)
   Class C Shares                                                  (8)         (16)          (2)          (2)
   Advisor Shares                                                 (16)         (17)          -- ^         NA
                                                            ---------    ---------    ---------    ---------
   Change in net assets from shareholder distributions         (3,989)      (4,449)      (9,017)     (11,073)
                                                            ---------    ---------    ---------    ---------
   Change in net assets from Fund share transactions           (7,998)      (7,190)     (35,350)     (47,562)
                                                            ---------    ---------    ---------    ---------
   Change in net assets                                       (11,306)      (8,949)     (41,652)     (51,854)
NET ASSETS:
   Beginning of period                                         53,475       62,424      209,286      261,140
                                                            ---------    ---------    ---------    ---------
   End of period                                            $  42,169    $  53,475    $ 167,634    $ 209,286
                                                            =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                    $      12    $      --    $      15    $       8
                                                            =========    =========    =========    =========

                                                                OHIO MUNICIPAL         MICHIGAN MUNICIPAL
                                                                   BOND FUND                BOND FUND
                                                            ----------------------    ----------------------
                                                              YEAR         YEAR         YEAR         YEAR
                                                              ENDED        ENDED        ENDED        ENDED
                                                            JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                            2006 (a)       2005       2006 (a)       2005
                                                            ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
   Net investment income                                    $   4,309    $   5,034    $   1,886    $   2,600
   Net realized gains/(losses) on investment transactions        (203)         616         (247)          97
   Net change in unrealized appreciation/depreciation
     on investments                                            (2,512)      (1,635)        (755)      (1,219)
                                                            ---------    ---------    ---------    ---------
Change in net assets resulting from operations                  1,594        4,015          884        1,478
                                                            ---------    ---------    ---------    ---------

Distributions from net investment income:
   Institutional Shares                                        (3,375)      (3,881)      (1,725)      (2,418)
   Class A Shares                                                (812)        (872)        (136)        (150)
   Class B Shares                                                (100)        (109)         (15)         (23)
   Class C Shares                                                 (48)         (94)          (5)         (14)
   Advisor Shares                                                  -- ^         NA           -- ^         NA

Distributions from net realized gains:
   Institutional Shares                                          (240)        (857)          --         (120)
   Class A Shares                                                 (63)        (200)          --           (8)
   Class B Shares                                                 (10)         (33)          --           (2)
   Class C Shares                                                  (4)         (29)          --           (1)
   Advisor Shares                                                  -- ^         NA           --           NA
                                                            ---------    ---------    ---------    ---------
   Change in net assets from shareholder distributions         (4,652)      (6,075)      (1,881)      (2,736)
                                                            ---------    ---------    ---------    ---------
   Change in net assets from Fund share transactions          (24,071)     (19,764)     (23,235)     (34,329)
                                                            ---------    ---------    ---------    ---------
   Change in net assets                                       (27,129)     (21,824)     (24,232)     (35,587)
NET ASSETS:
   Beginning of period                                        140,523      162,347       80,436      116,023
                                                            ---------    ---------    ---------    ---------
   End of period                                            $ 113,394    $ 140,523    $  56,204    $  80,436
                                                            =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                    $       6    $      72    $       2    $      --
                                                            =========    =========    =========    =========


____________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 142-143 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                   SMALL CAP GROWTH FUND      MID CAP GROWTH FUND       QUALITY GROWTH FUND
                                   ----------------------    ----------------------    ----------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                     2006         2005         2006         2005         2006         2005
                                   ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  13,485    $  54,748    $  46,492    $  80,245    $ 117,271    $ 151,799
     Dividends reinvested             19,476       39,477        4,159           --           --          694
     Shares redeemed                (104,269)    (104,594)    (136,084)     (98,890)    (183,406)    (414,863)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares      (71,308)     (10,369)     (85,433)     (18,645)     (66,135)    (262,370)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                     2,925        1,881        2,329        3,564        3,847        6,110
     Dividends reinvested              2,452        4,334          487           --           --          321
     Shares redeemed                  (8,398)      (9,484)     (11,762)     (20,717)     (50,363)     (81,333)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares             (3,021)      (3,269)      (8,946)     (17,153)     (46,516)     (74,902)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                        66          233          647          517          508          607
     Dividends reinvested                201          320           80           --           --            2
     Shares redeemed                    (490)        (523)      (1,253)      (1,730)      (4,375)      (5,664)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares               (223)          30         (526)      (1,213)      (3,867)      (5,055)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                        60           34          231          255          187          299
     Dividends reinvested                 68          117           18           --           --            1
     Shares redeemed                    (315)        (324)        (783)        (701)      (2,073)      (3,196)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares               (187)        (173)        (534)        (446)      (1,886)      (2,896)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                        49          123          224          267          595          546
     Dividends reinvested                 90          213            9           --           --            4
     Shares redeemed                    (585)        (322)        (670)        (223)      (1,900)        (738)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares               (446)          14         (437)          44       (1,305)        (188)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Select Shares
     Shares issued                        NA           NA           NA           NA           NA           NA
     Dividends reinvested                 NA           NA           NA           NA           NA           NA
     Shares redeemed                      NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Select Shares                  NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Preferred Shares
     Shares issued                        NA           NA           NA           NA           NA           NA
     Dividends reinvested                 NA           NA           NA           NA           NA           NA
     Shares redeemed                      NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Preferred Shares               NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Trust Shares
     Shares issued                        NA           NA           NA           NA           NA           NA
     Dividends reinvested                 NA           NA           NA           NA           NA           NA
     Shares redeemed                      NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Trust Shares                   NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from capital transactions   $ (75,185)   $ (13,767)   $ (95,876)   $ (37,413)   $(119,709)   $(345,411)
                                   =========    =========    =========    =========    =========    =========

                                    LARGE CAP CORE FUND        EQUITY INDEX FUND           BALANCED FUND
                                   ----------------------    ----------------------    ----------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED       ENDED         ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                   2006 (a)       2005         2006         2005         2006         2005
                                   ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  16,964    $ 100,722    $  82,440    $  52,844    $   4,152    $   7,356
     Dividends reinvested              2,159        2,375        2,686        2,884          818        1,433
     Shares redeemed                 (28,562)     (33,811)     (74,461)    (102,652)     (27,677)     (52,487)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares       (9,439)      69,286       10,665      (46,924)     (22,707)     (43,698)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                     1,337        2,862        9,892        8,770        1,014        3,084
     Dividends reinvested                435          889        1,048        1,216          783        1,148
     Shares redeemed                  (5,713)      (7,801)     (18,395)     (20,648)     (22,227)     (23,632)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares             (3,941)      (4,050)      (7,455)     (10,662)     (20,430)     (19,400)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                       144          366          491          956          164          320
     Dividends reinvested                 10           23           29           36           82          117
     Shares redeemed                    (244)        (254)        (840)        (821)      (3,380)      (3,366)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares                (90)         135         (320)         171       (3,134)      (2,929)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                        72           36          506          937          113          221
     Dividends reinvested                  2            4           14           19           28           43
     Shares redeemed                    (161)         (23)        (903)        (889)      (2,452)      (1,230)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                (87)          17         (383)          67       (2,311)        (966)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                         3           NA          932          788           15           31
     Dividends reinvested                 --^          NA           17           22            2            3
     Shares redeemed                      --           NA       (1,100)        (352)         (75)         (37)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                  3           NA         (151)         458          (58)          (3)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Select Shares
     Shares issued                        NA           NA        4,805        5,010           NA           NA
     Dividends reinvested                 NA           NA          237          235           NA           NA
     Shares redeemed                      NA           NA       (6,577)      (2,666)          NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Select Shares                  NA           NA       (1,535)       2,579           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Preferred Shares
     Shares issued                        NA           NA       13,177       13,120           NA           NA
     Dividends reinvested                 NA           NA        1,151        1,695           NA           NA
     Shares redeemed                      NA           NA      (30,070)    (117,426)          NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Preferred Shares               NA           NA      (15,742)    (102,611)          NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Trust Shares
     Shares issued                        NA           NA        2,558       23,837           NA           NA
     Dividends reinvested                 NA           NA          206          190           NA           NA
     Shares redeemed                      NA           NA      (13,670)     (37,249)          NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Trust Shares                   NA           NA      (10,906)     (13,222)          NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from capital transactions   $ (13,554)   $  65,388    $ (25,827)   $(170,144)   $ (48,640)   $ (66,996)
                                   =========    =========    =========    =========    =========    =========

                                    MICRO CAP VALUE FUND
                                   ----------------------
                                     YEAR         YEAR
                                     ENDED        ENDED
                                   JULY 31,     JULY 31,
                                     2006         2005
                                   ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  20,739    $   9,452
     Dividends reinvested             25,967        9,657
     Shares redeemed                 (48,158)     (82,599)
                                   ---------    ---------
     Total Institutional Shares       (1,452)     (63,490)
                                   ---------    ---------

Class A Shares
     Shares issued                     6,881        1,651
     Dividends reinvested              4,993        2,394
     Shares redeemed                 (18,229)     (18,230)
                                   ---------    ---------
     Total Class A Shares             (6,355)     (14,185)
                                   ---------    ---------

Class B Shares
     Shares issued                       554          261
     Dividends reinvested              2,023          480
     Shares redeemed                  (1,862)        (744)
                                   ---------    ---------
     Total Class B Shares                715           (3)
                                   ---------    ---------

Class C Shares
     Shares issued                     1,741        1,306
     Dividends reinvested              1,557          371
     Shares redeemed                  (2,665)      (1,504)
                                   ---------    ---------
     Total Class C Shares                633          173
                                   ---------    ---------

Advisor Shares
     Shares issued                     1,834        3,832
     Dividends reinvested              5,916        2,517
     Shares redeemed                 (20,249)     (13,882)
                                   ---------    ---------
     Total Advisor Shares            (12,499)      (7,533)
                                   ---------    ---------

Select Shares
     Shares issued                        NA           NA
     Dividends reinvested                 NA           NA
     Shares redeemed                      NA           NA
                                   ---------    ---------
     Total Select Shares                  NA           NA
                                   ---------    ---------

Preferred Shares
     Shares issued                        NA           NA
     Dividends reinvested                 NA           NA
     Shares redeemed                      NA           NA
                                   ---------    ---------
     Total Preferred Shares               NA           NA
                                   ---------    ---------

Trust Shares
     Shares issued                        NA           NA
     Dividends reinvested                 NA           NA
     Shares redeemed                      NA           NA
                                   ---------    ---------
     Total Trust Shares                   NA           NA
                                   ---------    ---------

Change from capital transactions   $ (18,958)   $ (85,038)
                                   =========    =========

_____________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 144-145 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                   SMALL CAP GROWTH FUND      MID CAP GROWTH FUND       QUALITY GROWTH FUND
                                   ----------------------    ----------------------    ----------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                     2006         2005         2006         2005         2006         2005
                                   ---------    ---------    ---------    ---------    ---------    ---------
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                       912        3,582        2,731        5,611        7,148       10,164
     Dividends reinvested              1,403        2,753          251           --           --           46
     Shares redeemed                  (7,052)      (7,034)      (8,277)      (7,004)     (11,117)     (27,268)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares       (4,737)        (699)      (5,295)      (1,393)      (3,969)     (17,058)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                       199          129          140          255          235          417
     Dividends reinvested                182          310           30           --           --           22
     Shares redeemed                    (575)        (649)        (712)      (1,481)      (3,090)      (5,468)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares               (194)        (210)        (542)      (1,226)      (2,855)      (5,029)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                         4           16           41           39           32           43
     Dividends reinvested                 15           23            5           --           --           -- ^
     Shares redeemed                     (34)         (36)         (80)        (129)        (279)        (395)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares                (15)           3          (34)         (90)        (247)        (352)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                         4            2           15           20           13           21
     Dividends reinvested                  5            8            1           --           --           -- ^
     Shares redeemed                     (22)         (22)         (51)         (52)        (136)        (228)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                (13)         (12)         (35)         (32)        (123)        (207)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                         2            9           14           18           38           36
     Dividends reinvested                  7           15            1           --           --           -- ^
     Shares redeemed                     (39)         (22)         (42)         (16)        (119)         (50)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                (30)           2          (27)           2          (81)         (14)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Select Shares
     Shares issued                        NA           NA           NA           NA           NA           NA
     Dividends reinvested                 NA           NA           NA           NA           NA           NA
     Shares redeemed                      NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Select Shares                  NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Preferred Shares
     Shares issued                        NA           NA           NA           NA           NA           NA
     Dividends reinvested                 NA           NA           NA           NA           NA           NA
     Shares redeemed                      NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Preferred Shares               NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Trust Shares
     Shares issued                        NA           NA           NA           NA           NA           NA
     Dividends reinvested                 NA           NA           NA           NA           NA           NA
     Shares redeemed                      NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Trust Shares                   NA           NA           NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from share transactions        (4,989)        (916)      (5,933)      (2,739)      (7,275)     (22,660)
                                   =========    =========    =========    =========    =========    =========

                                    LARGE CAP CORE FUND       EQUITY INDEX FUND           BALANCED FUND
                                   ----------------------   ----------------------    ----------------------
                                     YEAR         YEAR        YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED       ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                   2006 (a)       2005        2006         2005         2006         2005
                                   ---------    ---------   ---------    ---------    ---------    ---------
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                     1,143        7,053       3,433        2,347          327          589
     Dividends reinvested                146          171         112          128           65          114
     Shares redeemed                  (1,923)      (2,437)     (3,119)      (4,521)      (2,178)      (4,211)
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Institutional Shares         (634)       4,787         426       (2,046)      (1,786)      (3,508)
                                   ---------    ---------   ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                        91          212         418          402           80          249
     Dividends reinvested                 30           65          44           54           62           92
     Shares redeemed                    (389)        (571)       (768)        (934)      (1,767)      (1,901)
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Class A Shares               (268)        (294)       (306)        (478)      (1,625)      (1,560)
                                   ---------    ---------   ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                         9           26          21           43           12           26
     Dividends reinvested                  1            2           1            2            7            9
     Shares redeemed                     (16)         (18)        (35)         (37)        (270)        (275)
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Class B Shares                 (6)          10         (13)           8         (251)        (240)
                                   ---------    ---------   ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                         6            3          21           43           10           18
     Dividends reinvested                 -- ^         -- ^         1            1            2            4
     Shares redeemed                     (11)          (2)        (38)         (40)        (196)        (102)
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Class C Shares                 (5)           1         (16)           4         (184)         (80)
                                   ---------    ---------   ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                        -- ^         NA          38           36            1            3
     Dividends reinvested                 -- ^         NA           1            1           -- ^         -- ^
     Shares redeemed                      --           NA         (47)         (16)          (6)          (3)
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Advisor Shares                 -- ^         NA          (8)          21           (5)          -- ^
                                   ---------    ---------   ---------    ---------    ---------    ---------

Select Shares
     Shares issued                        NA           NA         200          224           NA           NA
     Dividends reinvested                 NA           NA          10           10           NA           NA
     Shares redeemed                      NA           NA        (282)        (119)          NA           NA
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Select Shares                  NA           NA         (72)         115           NA           NA
                                   ---------    ---------   ---------    ---------    ---------    ---------

Preferred Shares
     Shares issued                        NA           NA         550          584           NA           NA
     Dividends reinvested                 NA           NA          48           76           NA           NA
     Shares redeemed                      NA           NA      (1,250)      (5,222)          NA           NA
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Preferred Shares               NA           NA        (652)      (4,562)          NA           NA
                                   ---------    ---------   ---------    ---------    ---------    ---------

Trust Shares
     Shares issued                        NA           NA         107        1,052           NA           NA
     Dividends reinvested                 NA           NA           9            8           NA           NA
     Shares redeemed                      NA           NA        (573)      (1,651)          NA           NA
                                   ---------    ---------   ---------    ---------    ---------    ---------
     Total Trust Shares                   NA           NA        (457)        (591)          NA           NA
                                   ---------    ---------   ---------    ---------    ---------    ---------

Change from share transactions          (913)       4,504      (1,098)      (7,529)      (3,851)      (5,388)
                                   =========    =========   =========    =========    =========    =========

                                    MICRO CAP VALUE FUND
                                   ----------------------
                                     YEAR         YEAR
                                     ENDED        ENDED
                                   JULY 31,     JULY 31,
                                     2006         2005
                                   ---------    ---------
SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                     2,122          893
     Dividends reinvested              3,250          915
     Shares redeemed                  (5,287)      (7,924)
                                   ---------    ---------
     Total Institutional Shares           85        6,116
                                   ---------    ---------

Class A Shares
     Shares issued                       808          164
     Dividends reinvested                644          231
     Shares redeemed                  (1,881)      (1,771)
                                   ---------    ---------
     Total Class A Shares               (429)      (1,376)
                                   ---------    ---------

Class B Shares
     Shares issued                        62           27
     Dividends reinvested                269           47
     Shares redeemed                    (224)         (75)
                                   ---------    ---------
     Total Class B Shares                107           (1)
                                   ---------    ---------

Class C Shares
     Shares issued                       208          128
     Dividends reinvested                207           37
     Shares redeemed                    (310)        (148)
                                   ---------    ---------
     Total Class C Shares                105           17
                                   ---------    ---------

Advisor Shares
     Shares issued                       210          390
     Dividends reinvested                770          245
     Shares redeemed                  (2,102)      (1,385)
                                   ---------    ---------
     Total Advisor Shares             (1,122)        (750)
                                   ---------    ---------

Select Shares
     Shares issued                        NA           NA
     Dividends reinvested                 NA           NA
     Shares redeemed                      NA           NA
                                   ---------    ---------
     Total Select Shares                  NA           NA
                                   ---------    ---------

Preferred Shares
     Shares issued                        NA           NA
     Dividends reinvested                 NA           NA
     Shares redeemed                      NA           NA
                                   ---------    ---------
     Total Preferred Shares               NA           NA
                                   ---------    ---------

Trust Shares
     Shares issued                        NA           NA
     Dividends reinvested                 NA           NA
     Shares redeemed                      NA           NA
                                   ---------    ---------
     Total Trust Shares                   NA           NA
                                   ---------    ---------

Change from share transactions        (1,254)      (8,226)
                                   =========    =========


_____________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 146-147 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                       DISCIPLINED LARGE CAP
                                    SMALL CAP VALUE FUND      MULTI CAP VALUE FUND           VALUE FUND
                                   ----------------------    ----------------------    ----------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                     2006         2005         2006         2005       2006 (a)       2005
                                   ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  24,440    $  55,220    $  31,770    $  66,947    $ 100,135    $  82,591
     Dividends reinvested             14,091       10,515       19,731       15,107       54,710       18,198
     Shares redeemed                 (68,554)     (33,029)     (92,103)     (82,530)    (135,385)    (227,228)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares      (30,023)      32,706      (40,602)        (476)      19,460     (126,439)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                       651        1,102        5,613        9,858        3,805        7,203
     Dividends reinvested                234          184        3,111        1,951        2,217          802
     Shares redeemed                    (946)      (1,186)      (9,066)     (10,763)      (7,307)      (7,514)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares                (61)         100         (342)       1,046       (1,285)         491
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                       271          599        1,808        2,803          718        1,398
     Dividends reinvested                 98           55        1,798        1,133          443          139
     Shares redeemed                    (176)        (137)      (3,853)      (3,229)      (1,008)      (1,172)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares                193          517         (247)         707          153          365
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                       139          474        1,523        2,020          390          708
     Dividends reinvested                 93           44          312          213          175           56
     Shares redeemed                    (233)        (256)      (1,857)      (2,078)        (603)        (508)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                 (1)         262          (22)         155          (38)         256
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                       289          344        2,398        1,914          177           NA
     Dividends reinvested                124          129        2,973        2,263           11           NA
     Shares redeemed                  (1,067)        (331)     (14,687)      (7,342)         (37)          NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares               (654)         142       (9,316)      (3,165)         151           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from capital transactions   $ (30,546)   $  33,727    $ (50,529)   $  (1,733)   $  18,441    $(125,327)
                                   =========    =========    =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                     1,137        2,646        1,243        2,739        6,842        5,849
     Dividends reinvested                688          529          813          634        3,972        1,295
     Shares redeemed                  (3,193)      (1,594)      (3,624)      (3,414)      (9,395)     (15,801)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares       (1,368)       1,581       (1,568)         (41)       1,419       (8,657)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                        29           54          222          415          262          509
     Dividends reinvested                 12            9          129           83          161           57
     Shares redeemed                     (44)         (57)        (357)        (450)        (507)        (528)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares                 (3)           6           (6)          48          (84)          38
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                        13           30           74          121           49           97
     Dividends reinvested                  5            3           77           49           32           10
     Shares redeemed                      (8)          (7)        (157)        (140)         (69)         (82)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares                 10           26           (6)          30           12           25
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                         6           24           62           86           27           50
     Dividends reinvested                  5            2           13            9           13            4
     Shares redeemed                     (11)         (12)         (75)         (88)         (42)         (36)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                 -- ^         14           -- ^          7           (2)          18
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                        14           16           95           81           12           NA
     Dividends reinvested                  6            7          124           96            1           NA
     Shares redeemed                     (50)         (16)        (581)        (308)          (3)          NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                (30)           7         (362)        (131)          10           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from share transactions        (1,391)       1,634       (1,942)         (87)       1,355       (8,576)
                                   =========    =========    =========    =========    =========    =========

                                         LIFEMODEL            LIFEMODEL MODERATELY           LIFEMODEL
                                     AGGRESSIVE FUND SM        AGGRESSIVE FUND SM         MODERATE FUND SM
                                   ----------------------    ----------------------    ----------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                   2006 (a)       2005       2006 (a)       2005       2006 (a)       2005
                                   ---------    ---------    ---------    ---------     ---------   ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  53,193    $  24,902    $  51,733    $  35,699    $ 126,383    $  62,059
     Dividends reinvested              2,838        1,014        4,701        2,008       14,667        7,796
     Shares redeemed                 (25,510)     (16,721)     (31,436)     (20,044)    (108,380)     (70,750)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares       30,521        9,195       24,998       17,663       32,670         (895)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                    13,302       13,179       28,416       37,035       21,112       31,945
     Dividends reinvested              1,481          607        4,428        2,109        4,236        2,162
     Shares redeemed                 (12,216)     (10,978)     (29,928)     (21,154)     (30,023)     (34,525)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares              2,567        2,808        2,916       17,990       (4,675)        (418)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                     2,974        4,444        9,238       11,955        6,180        9,857
     Dividends reinvested                413          148        1,457          518        1,437          543
     Shares redeemed                  (2,820)      (2,442)      (7,487)      (7,064)      (8,128)      (6,313)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares                567        2,150        3,208        5,409         (511)       4,087
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                     1,133          761        1,836        3,453        1,414        3,077
     Dividends reinvested                 54           20          232           98          214           93
     Shares redeemed                    (709)        (795)      (2,972)      (3,489)      (2,994)      (3,300)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                478          (14)        (904)          62       (1,366)        (130)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                       796           NA        1,399           NA          430           NA
     Dividends reinvested                  1           NA           13           NA            5           NA
     Shares redeemed                      (3)          NA          (24)          NA           (9)          NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                794           NA        1,388           NA          426           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from capital transactions   $  34,927    $  14,139    $  31,606    $  41,124    $  26,544    $   2,644
                                   =========    =========    =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                     3,631        1,868        3,669        2,705       10,098        5,175
     Dividends reinvested                197           75          339          152        1,183          647
     Shares redeemed                  (1,756)      (1,234)      (2,248)      (1,513)      (8,678)      (5,880)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares        2,072          709        1,760        1,344        2,603          (58)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                       910        1,002        2,023        2,859        1,684        2,680
     Dividends reinvested                103           45          320          160          342          179
     Shares redeemed                    (839)        (824)      (2,141)      (1,610)      (2,400)      (2,883)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares                174          223          202        1,409         (374)         (24)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                       208          342          660          925          496          832
     Dividends reinvested                 29           11          106           39          117           45
     Shares redeemed                    (199)        (187)        (537)        (542)        (655)        (529)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares                 38          166          229          422          (42)         348
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                        79           59          132          266          115          258
     Dividends reinvested                  4            1           17            7           17            8
     Shares redeemed                     (50)         (62)        (212)        (268)        (241)        (278)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                 33           (2)         (63)           5         (109)         (12)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                        54           NA           99           NA           35           NA
     Dividends reinvested                 -- ^         NA            1           NA           -- ^         NA
     Shares redeemed                      -- ^         NA           (2)          NA           (1)          NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                 54           NA           98           NA           34           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from share transactions         2,371        1,096        2,226        3,180        2,112          254
                                   =========    =========    =========    =========    =========    =========

                                    LIFEMODEL MODERATELY
                                    CONSERVATIVE FUND SM
                                   ----------------------
                                     YEAR         YEAR
                                     ENDED        ENDED
                                   JULY 31,     JULY 31,
                                   2006 (a)       2005
                                   ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  13,916    $   9,260
     Dividends reinvested              1,999        1,221
     Shares redeemed                 (11,056)     (12,191)
                                   ---------    ---------
     Total Institutional Shares        4,859       (1,710)
                                   ---------    ---------

Class A Shares
     Shares issued                     8,301        8,736
     Dividends reinvested              1,872        1,130
     Shares redeemed                 (13,338)     (11,563)
                                   ---------    ---------
     Total Class A Shares             (3,165)      (1,697)
                                   ---------    ---------

Class B Shares
     Shares issued                     1,693        4,612
     Dividends reinvested                874          462
     Shares redeemed                  (4,403)      (4,725)
                                   ---------    ---------
     Total Class B Shares             (1,836)         349
                                   ---------    ---------

Class C Shares
     Shares issued                       490        1,608
     Dividends reinvested                130           72
     Shares redeemed                  (1,524)      (1,439)
                                   ---------    ---------
     Total Class C Shares               (904)         241
                                   ---------    ---------

Advisor Shares
     Shares issued                        65           NA
     Dividends reinvested                  2           NA
     Shares redeemed                      (4)          NA
                                   ---------    ---------
     Total Advisor Shares                 63           NA
                                   ---------    ---------

Change from capital transactions   $    (983)   $  (2,817)
                                   =========    =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                     1,213          824
     Dividends reinvested                176          108
     Shares redeemed                    (963)      (1,080)
                                   ---------    ---------
     Total Institutional Shares          426         (148)
                                   ---------    ---------

Class A Shares
     Shares issued                       723          782
     Dividends reinvested                165          100
     Shares redeemed                  (1,164)      (1,038)
                                   ---------    ---------
     Total Class A Shares               (276)        (156)
                                   ---------    ---------

Class B Shares
     Shares issued                       148          417
     Dividends reinvested                 77           41
     Shares redeemed                    (385)        (424)
                                   ---------    ---------
     Total Class B Shares               (160)          34
                                   ---------    ---------

Class C Shares
     Shares issued                        43          144
     Dividends reinvested                 11            6
     Shares redeemed                    (133)        (129)
                                   ---------    ---------
     Total Class C Shares                (79)          21
                                   ---------    ---------

Advisor Shares
     Shares issued                         5           NA
     Dividends reinvested                 -- ^         NA
     Shares redeemed                      -- ^         NA
                                   ---------    ---------
     Total Advisor Shares                  5           NA
                                   ---------    ---------

Change from share transactions           (84)        (249)
                                   =========    =========


_____________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 148-149 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                         LIFEMODEL
                                    CONSERVATIVE FUND SM     STRATEGIC INCOME FUND      DIVIDEND GROWTH FUND
                                   ----------------------    ----------------------    -----------------------
                                     YEAR         YEAR         YEAR         YEAR           YEAR        YEAR
                                     ENDED        ENDED        ENDED        ENDED          ENDED       ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,       JULY 31,    JULY 31,
                                   2006 (a)       2005         2006         2005       2006 (a) (b)    2005
                                   ---------    ---------    ---------    ---------    -----------   ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $   8,371    $  12,957    $  30,183    $  24,974    $    13,614   $     503
     Dividends reinvested              1,072          610          930          649            103          --
     Shares redeemed                  (6,849)      (5,952)     (19,695)     (21,877)        (4,705)     (2,518)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Institutional Shares        2,594        7,615       11,418        3,746          9,012      (2,015)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Class A Shares
     Shares issued                     2,292        9,897        2,449        3,984            301         865
     Dividends reinvested                759          764          180           76             51          --
     Shares redeemed                  (6,582)     (11,653)      (2,492)        (652)        (2,954)     (4,122)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Class A Shares             (3,531)        (992)         137        3,408         (2,602)     (3,257)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Class B Shares
     Shares issued                     1,035        2,138          600        1,573            114          25
     Dividends reinvested                378          351           43           18              2          --
     Shares redeemed                  (3,682)      (3,641)        (919)         (96)           (67)       (200)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Class B Shares             (2,269)      (1,152)        (276)       1,495             49        (175)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Class C Shares
     Shares issued                       681        1,893        1,493        2,493             50          15
     Dividends reinvested                121          152          792          957              3          --
     Shares redeemed                  (2,211)      (3,451)     (10,775)     (14,830)          (196)       (138)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Class C Shares             (1,409)      (1,406)      (8,490)     (11,380)          (143)       (123)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Advisor Shares
     Shares issued                        48           NA        1,974        4,501             13          NA
     Dividends reinvested                  1           NA        1,076        1,335             -- ^        NA
     Shares redeemed                      (4)          NA      (13,943)     (14,572)            --          NA
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Advisor Shares                 45           NA      (10,893)      (8,736)            13          NA
                                   ---------    ---------    ---------    ---------    -----------   ---------

Change from capital transactions   $  (4,570)   $   4,065    $  (8,104)   $ (11,467)   $     6,329   $  (5,570)
                                   =========    =========    =========    =========    ===========   =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                       773        1,199        2,675        2,176            630          25
     Dividends reinvested                100           56           82           57              5          --
     Shares redeemed                    (633)        (551)      (1,745)      (1,908)          (212)       (125)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Institutional Shares          240          704        1,012          325            423        (100)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Class A Shares
     Shares issued                       212          925          216          348             15          47
     Dividends reinvested                 71           71           16            7              2          --
     Shares redeemed                    (610)      (1,083)        (222)         (57)          (138)       (214)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Class A Shares               (327)         (87)          10          298           (121)       (167)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Class B Shares
     Shares issued                        97          199           52          137              5           1
     Dividends reinvested                 35           33            4            2             -- ^        --
     Shares redeemed                    (342)        (339)         (81)          (8)            (3)        (10)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Class B Shares               (210)        (107)         (25)         131              2          (9)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Class C Shares
     Shares issued                        64          177          133          220              4           1
     Dividends reinvested                 11           14           71           84             -- ^        --
     Shares redeemed                    (205)        (322)        (963)      (1,308)           (10)         (8)
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Class C Shares               (130)        (131)        (759)      (1,004)            (6)         (7)
                                   ---------    ---------    ---------    ---------    -----------   ---------

Advisor Shares
     Shares issued                         4           NA          174          394              1          NA
     Dividends reinvested                 -- ^         NA           95          117             -- ^        NA
     Shares redeemed                      -- ^         NA       (1,240)      (1,279)            --          NA
                                   ---------    ---------    ---------    ---------    -----------   ---------
     Total Advisor Shares                  4           NA         (971)        (768)             1          NA
                                   ---------    ---------    ---------    ---------    -----------   ---------

Change from share transactions          (423)         379         (733)      (1,018)           299        (283)
                                   =========    =========    =========    =========    ===========   =========

                                                                 INTERNATIONAL         HIGH YIELD
                                      TECHNOLOGY FUND             EQUITY FUND          BOND FUND            BOND FUND
                                   ----------------------    ----------------------    ----------     ----------------------
                                     YEAR         YEAR         YEAR         YEAR        PERIOD          YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED          ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,       JULY 31,     JULY 31,
                                     2006         2005         2006         2005       2006 (c)         2006         2005
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  22,631    $   9,259    $ 163,862    $  82,064    $   71,545     $  44,572    $  93,508
     Dividends reinvested                 --           --       11,562        2,185            70         4,406        3,033
     Shares redeemed                 (12,574)     (14,038)     (88,658)    (177,553)       (3,810)      (78,354)     (83,909)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Institutional Shares       10,057       (4,779)      86,766      (93,304)       67,805       (29,376)      12,632
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Class A Shares
     Shares issued                       651        1,208       10,028        4,426           272         1,047        2,296
     Dividends reinvested                 --           --          805          384             5           613          617
     Shares redeemed                  (2,441)      (3,614)      (7,793)     (10,704)          (43)       (5,324)      (9,750)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Class A Shares             (1,790)      (2,406)       3,040       (5,894)          234        (3,664)      (6,837)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Class B Shares
     Shares issued                        83          121          682          503           103           192          253
     Dividends reinvested                 --           --           38           10            -- ^         111          103
     Shares redeemed                    (314)        (573)        (192)        (154)           (5)       (1,432)        (988)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Class B Shares               (231)        (452)         528          359            98        (1,129)        (632)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Class C Shares
     Shares issued                       611           81          441          519            56             9           79
     Dividends reinvested                 --           --           33            6             1            18           19
     Shares redeemed                    (316)      (1,409)        (461)        (214)           --          (341)        (223)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Class C Shares                295       (1,328)          13          311            57          (314)        (125)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Advisor Shares
     Shares issued                     2,678          152        1,477          605            10            48           81
     Dividends reinvested                 --           --          315          175            --            14           18
     Shares redeemed                    (694)        (197)      (6,352)      (2,691)           --          (406)        (136)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Advisor Shares              1,984          (45)      (4,560)      (1,911)           10          (344)         (37)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Change from capital transactions   $  10,315    $  (9,010)   $  85,787    $(100,439)   $   68,204     $ (34,827)   $   5,001
                                   =========    =========    =========    =========    ==========     =========    =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                     1,993        1,021       14,066        8,108         7,153         4,530        9,257
     Dividends reinvested                 --           --          994          211             7           448          299
     Shares redeemed                  (1,182)      (1,549)      (7,353)     (17,002)         (381)       (7,939)      (8,263)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Institutional Shares          811         (528)       7,707       (8,683)        6,779        (2,961)       1,293
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Class A Shares
     Shares issued                        60          135          823          432            27           107          226
     Dividends reinvested                 --           --           69           37            -- ^          62           61
     Shares redeemed                    (232)        (403)        (631)      (1,036)           (4)         (542)        (962)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Class A Shares               (172)        (268)         261         (567)           23          (373)        (675)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Class B Shares
     Shares issued                         9           14           56           48            10            19           25
     Dividends reinvested                 --           --            3            1            -- ^          11           10
     Shares redeemed                     (32)         (68)         (16)         (15)           -- ^        (144)         (97)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Class B Shares                (23)         (54)          43           34            10          (114)         (62)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Class C Shares
     Shares issued                        53            9           37           51             6             2            8
     Dividends reinvested                 --           --            3            1            -- ^           2            2
     Shares redeemed                     (32)        (164)         (40)         (21)           --           (35)         (23)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Class C Shares                 21         (155)          -- ^         31             6           (31)         (13)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Advisor Shares
     Shares issued                       240           17          121           58             1             5            8
     Dividends reinvested                 --           --           27           17            --             1            2
     Shares redeemed                     (69)         (22)        (541)        (260)           --           (41)         (13)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------
     Total Advisor Shares                171           (5)        (393)        (185)            1           (35)          (3)
                                   ---------    ---------    ---------    ---------    ----------     ---------    ---------

Change from share transactions           808       (1,010)       7,618       (9,370)        6,819        (3,514)         540
                                   =========    =========    =========    =========    ==========     =========    =========


_____________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

(b)   Formerly the Select Stock Fund.

(c) Reflects operations for the period from November 29, 2005 (date of commencement of operations) to July 31, 2006.

^     Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 150-151 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                          U.S. GOVERNMENT
                                   INTERMEDIATE BOND FUND     SHORT TERM BOND FUND           BOND FUND
                                   ----------------------    ----------------------    ----------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                   2006 (a)       2005       2006 (a)       2005       2006 (a)       2005
                                   ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $  56,824    $  78,453    $  33,522    $ 113,038    $   4,977    $   7,325
     Dividends reinvested              3,132        4,315        1,840        3,007          552          499
     Shares redeemed                (148,472)    (208,267)    (107,348)    (268,049)      (9,175)     (18,374)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares      (88,516)    (125,499)     (71,986)    (152,004)      (3,646)     (10,550)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                     1,573        2,719        1,127        3,235          755        1,411
     Dividends reinvested                915        1,060          469          620          893          709
     Shares redeemed                  (8,407)     (11,082)      (6,169)     (14,513)      (4,651)      (5,978)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares             (5,919)      (7,303)      (4,573)     (10,658)      (3,003)      (3,858)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                         4           --           NA           NA           NA           NA
     Dividends reinvested                105          128           NA           NA           NA           NA
     Shares redeemed                  (1,112)        (749)          NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares             (1,003)        (621)          NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                       151          193           27          206          123          205
     Dividends reinvested                 31           36            6            9           48           51
     Shares redeemed                    (509)        (738)        (187)        (368)      (1,202)      (1,665)
                                   ---------    ---------    ---------    ---------    ---------    ---------
  Total Class C Shares                  (327)        (509)        (154)        (153)      (1,031)      (1,409)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                        13           NA            3           NA            3           NA
     Dividends reinvested                 -- ^         NA           -- ^         NA           -- ^         NA
     Shares redeemed                      --           NA           --           NA           --           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                 13           NA            3           NA            3           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from capital transactions   $ (95,752)   $(133,932)   $ (76,710)   $(162,815)   $  (7,677)   $ (15,817)
                                   =========    =========    =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                     5,899        7,923        3,610       11,863          500          721
     Dividends reinvested                326          434          198          317           55           49
     Shares redeemed                 (15,417)     (20,921)     (11,533)     (28,302)        (921)      (1,804)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares       (9,192)     (12,564)      (7,725)     (16,122)        (366)      (1,034)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                       163          271          121          341           76          139
     Dividends reinvested                 95          107           51           65           90           70
     Shares redeemed                    (873)      (1,112)        (663)      (1,534)        (469)        (588)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares               (615)        (734)        (491)      (1,128)        (303)        (379)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                        -- ^         --           NA           NA           NA           NA
     Dividends reinvested                 11           13           NA           NA           NA           NA
     Shares redeemed                    (116)         (75)          NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares               (105)         (62)          NA           NA           NA           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                        16           19            2           22           13           20
     Dividends reinvested                  3            4            1            1            5            5
     Shares redeemed                     (53)         (74)         (20)         (39)        (122)        (164)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                (34)         (51)         (17)         (16)        (104)        (139)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                         1           NA           -- ^         NA           -- ^         NA
     Dividends reinvested                 -- ^         NA           -- ^         NA           -- ^         NA
     Shares redeemed                      --           NA           --           NA           --           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                  1           NA           -- ^         NA           -- ^         NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from share transactions        (9,945)     (13,411)      (8,233)     (17,266)        (773)      (1,552)
                                   =========    =========    =========    =========    =========    =========

                                                             INTERMEDIATE MUNICIPAL        OHIO MUNICIPAL
                                    MUNICIPAL BOND FUND            BOND FUND                 BOND FUND
                                   ----------------------    ----------------------    ----------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                   JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                     2006         2005       2006 (a)       2005       2006 (a)       2005
                                   ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $   5,557    $   8,466    $   6,499    $   6,896    $   4,240    $   2,429
     Dividends reinvested              2,074        2,120        2,456        1,920          303          910
     Shares redeemed                 (14,847)     (16,807)     (43,318)     (54,557)     (21,060)     (23,611)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares       (7,216)      (6,221)     (34,363)     (45,741)     (16,517)     (20,272)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                        89           55           22           99          360        4,818
     Dividends reinvested                 82           96          101          119          248          408
     Shares redeemed                    (323)        (907)        (533)      (1,571)      (4,859)      (3,892)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares               (152)        (756)        (410)      (1,353)      (4,251)       1,334
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                        47          175           --           --           24          109
     Dividends reinvested                 80           83           29           40           89          117
     Shares redeemed                    (496)        (258)        (545)        (302)        (872)        (597)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares               (369)          -- ^       (516)        (262)        (759)        (371)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                        25           51            1           10           -- ^        249
     Dividends reinvested                  6           15            5            9           39          108
     Shares redeemed                    (111)        (238)         (70)        (225)      (2,586)        (812)
                                   ---------    ---------    ---------    ---------    ---------    ---------
  Total Class C Shares                   (80)        (172)         (64)        (206)      (2,547)        (455)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                        --           10            3           NA            3           NA
     Dividends reinvested                  8           19           -- ^         NA           -- ^         NA
     Shares redeemed                    (189)         (70)          --           NA           --           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares               (181)         (41)           3           NA            3           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from capital transactions   $  (7,998)   $  (7,190)   $ (35,350)   $ (47,562)   $ (24,071)   $ (19,764)
                                   =========    =========    =========    =========    =========    =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                       578          834          644          660          421          234
     Dividends reinvested                218          209          243          182           30           88
     Shares redeemed                  (1,541)      (1,642)      (4,282)      (5,195)      (2,089)      (2,278)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Institutional Shares         (745)        (599)      (3,395)      (4,353)      (1,638)      (1,956)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class A Shares
     Shares issued                         9            5            2           10           35          462
     Dividends reinvested                  9            9           10           11           25           39
     Shares redeemed                     (34)         (88)         (53)        (149)        (478)        (377)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class A Shares                (16)         (74)         (41)        (128)        (418)         124
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class B Shares
     Shares issued                         5           17           --           --            2           11
     Dividends reinvested                  8            8            3            4            9           12
     Shares redeemed                     (52)         (25)         (54)         (29)         (88)         (59)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class B Shares                (39)          -- ^        (51)         (25)         (77)         (36)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Class C Shares
     Shares issued                         2            5           -- ^          1           -- ^         24
     Dividends reinvested                  1            1           -- ^          1            3           10
     Shares redeemed                     (12)         (23)          (6)         (22)        (256)         (77)
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Class C Shares                 (9)         (17)          (6)         (20)        (253)         (43)
                                   ---------    ---------    ---------    ---------    ---------    ---------

Advisor Shares
     Shares issued                        --            1           -- ^         NA           -- ^         NA
     Dividends reinvested                 -- ^          2           -- ^         NA           -- ^         NA
     Shares redeemed                     (20)          (7)          --           NA           --           NA
                                   ---------    ---------    ---------    ---------    ---------    ---------
     Total Advisor Shares                (20)          (4)          -- ^         NA           -- ^         NA
                                   ---------    ---------    ---------    ---------    ---------    ---------

Change from share transactions          (829)        (694)      (3,493)      (4,526)      (2,386)      (1,911)
                                   =========    =========    =========    =========    =========    =========

                                     MICHIGAN MUNICIPAL
                                         BOND FUND
                                   ----------------------
                                     YEAR         YEAR
                                     ENDED        ENDED
                                   JULY 31,     JULY 31,
                                   2006 (a)       2005
                                   ---------    ---------
CAPITAL TRANSACTIONS:
Institutional Shares
     Shares issued                 $   3,535    $   5,241
     Dividends reinvested                 77          259
     Shares redeemed                 (26,140)     (35,599)
                                   ---------    ---------
     Total Institutional Shares      (22,528)     (30,099)
                                   ---------    ---------

Class A Shares
     Shares issued                       777           19
     Dividends reinvested                 98          114
     Shares redeemed                    (782)      (2,641)
                                   ---------    ---------
     Total Class A Shares                 93       (2,508)
                                   ---------    ---------

Class B Shares
     Shares issued                        --           34
     Dividends reinvested                  8           14
     Shares redeemed                    (564)        (430)
                                   ---------    ---------
     Total Class B Shares               (556)        (382)
                                   ---------    ---------

Class C Shares
     Shares issued                         5           37
     Dividends reinvested                  5           14
     Shares redeemed                    (257)      (1,391)
                                   ---------    ---------
  Total Class C Shares                  (247)      (1,340)
                                   ---------    ---------

Advisor Shares
     Shares issued                         3           NA
     Dividends reinvested                 -- ^         NA
     Shares redeemed                      --           NA
                                   ---------    ---------
     Total Advisor Shares                  3           NA
                                   ---------    ---------

Change from capital transactions   $ (23,235)   $ (34,329)
                                   =========    =========

SHARE TRANSACTIONS:
Institutional Shares
     Shares issued                       355          516
     Dividends reinvested                  8           26
     Shares redeemed                  (2,626)      (3,508)
                                   ---------    ---------
     Total Institutional Shares       (2,263)      (2,966)
                                   ---------    ---------

Class A Shares
     Shares issued                        78            2
     Dividends reinvested                 10           11
     Shares redeemed                     (79)        (261)
                                   ---------    ---------
     Total Class A Shares                  9         (248)
                                   ---------    ---------

Class B Shares
     Shares issued                        --            3
     Dividends reinvested                  1            1
     Shares redeemed                     (57)         (42)
                                   ---------    ---------
     Total Class B Shares                (56)         (38)
                                   ---------    ---------

Class C Shares
     Shares issued                        -- ^          4
     Dividends reinvested                 -- ^          1
     Shares redeemed                     (25)        (137)
                                   ---------    ---------
     Total Class C Shares                (25)        (132)
                                   ---------    ---------

Advisor Shares
     Shares issued                        -- ^         NA
     Dividends reinvested                 -- ^         NA
     Shares redeemed                      --           NA
                                   ---------    ---------
     Total Advisor Shares                 -- ^         NA
                                   ---------    ---------

Change from share transactions        (2,335)      (3,384)
                                   =========    =========


________________
(a) Reflects operations for the period from August 1, 2005 (date of commencement of operations) to July 31, 2006 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 152-153 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At July 31, 2006, the Trust consisted of thirty-six separate investment portfolios, one of which is not currently offered and not included in these financial statements.

The accompanying financial statements and notes relate only to the following Funds (individually a "Fund" and collectively the "Funds"):

PORTFOLIO NAME

Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
  Fund")
Fifth Third LifeModel Aggressive Fund SM ("LifeModel Aggressive Fund SM") Fifth Third LifeModel Moderately Aggressive Fund SM ("LifeModel Moderately
  Aggressive Fund SM")
Fifth Third LifeModel Moderate Fund SM ("LifeModel Moderate Fund SM") Fifth Third LifeModel Moderately Conservative Fund SM ("LifeModel
  Moderately Conservative Fund SM")
Fifth Third LifeModel Conservative Fund SM
  ("LifeModel Conservative Fund SM")
Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund")
  (Formerly the "Select Stock Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal
  Bond Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

The Short Term Bond Fund and U.S. Government Bond Fund each offer four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Advisor Shares. The Equity Index Fund offers eight classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Advisor Shares, Select Shares, Preferred Shares and Trust Shares. The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. Class A Shares and Advisor Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. Class B Shares of the Intermediate Bond Fund and Intermediate Municipal Bond Fund are closed for purchases to all investors.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2006
--------------------------------------------------------------------------------

counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--For financial reporting purposes, securities transactions are accounted for on the trade date. At all other times, the Funds' securities transactions are recorded on a trade date plus one business day basis. Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Dividend Growth Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are designated in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $1,750,788 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously collateralized by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

Pursuant to an exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled, which in turn the cash may then be invested in a pool of short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends, if any, from net investment income are declared daily and paid monthly for the Strategic Income Fund. Dividends, if any, from net investment income are declared and paid monthly for the High Yield Bond Fund, Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Dividend Growth Fund and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2006
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund, Large Cap Core Fund and High Yield Bond Fund, 0.80% for the Mid Cap Growth Fund, Quality Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund and Dividend Growth Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Technology Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and LifeModel Conservative Fund SM, 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Morgan Stanley Investment Management Inc. is the International Equity Fund's Sub-Advisor. Fort Washington Investment Advisors, Inc. is the High Yield Bond Fund's Sub-Advisor.The Advisor compensates the Sub-Advisors at rates based on the respective Funds' average daily net assets.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual flat fee for each class in excess of four classes per Fund, and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Trust including providing certain administrative personnel and services necessary to operate the Trust, for which it received $1,624,847 in fees from Fifth Third during the year ended July 31, 2006, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust subject to certain minimums and reimbursement of certain expenses.

Under a Compliance Services Agreement between the Funds', Fifth Third, and BISYS (the "CCO Agreement"), BISYS makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay BISYS $200,000 per year subject to adjustment annually by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

The Advisor and Administrator have entered into expense limitation agreements with the Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2005 through July 31, 2006 the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):


                                                                         LIFEMODEL
                                                   EQUITY   LIFEMODEL    MODERATELY   LIFEMODEL
                                       LARGE CAP   INDEX    AGGRESSIVE   AGGRESSIVE   MODERATE
                                       CORE FUND    FUND     FUND SM      FUND SM      FUND SM
                                       ---------   ------   ----------   ----------   ---------
Institutional Shares                       0.92%    0.19%        0.08%        0.08%       0.08%
Class A Shares                             1.17%    0.44%        0.33%        0.33%       0.33%
Class B Shares                             1.92%    1.19%        1.08%        1.08%       1.08%
Class C Shares                             1.92%    1.19%        1.08%        1.08%       1.08%
Advisor Shares                             1.42%    0.69%        0.58%        0.58%       0.58%
Select Shares                                NA     0.27%          NA           NA          NA
Preferred Shares                             NA     0.34%          NA           NA          NA
Trust Shares                                 NA     0.44%          NA           NA          NA


Amount subject to reimbursement
   expiring on November 28, 2006.        $  146    $1,149       $ 439        $ 829    $  1,154


                                        LIFEMODEL
                                        MODERATELY     LIFEMODEL     INTERNATIONAL   HIGH YIELD   MICHIGAN
                                       CONSERVATIVE   CONSERVATIVE      EQUITY          BOND      MUNICIPAL
                                         FUND SM        FUND SM          FUND           FUND      BOND FUND
                                       ------------   ------------   -------------   ----------   ---------
Institutional Shares                          0.08%          0.08%           1.35%        0.74%       0.68%
Class A Shares                                0.33%          0.33%           1.60%        0.99%       0.93%
Class B Shares                                1.08%          1.08%           2.35%        1.74%       1.68%
Class C Shares                                1.08%          1.08%           2.35%        1.74%       1.68%
Advisor Shares                                0.58%          0.58%           1.85%        1.24%       1.18%

Amount subject to reimbursement
   expiring on November 28, 2006.            $ 301          $ 195           $  71        $ 152       $  94

For the period from August 1, 2005 for the Dividend Growth Fund, through July 31, 2006, the expense limits currently in place and the cumulative reimbursement that may potentially be made by the Fund is as follows (Amounts in thousands):

                                       DIVIDEND GROWTH
                                            FUND
                                       ---------------
Institutional Shares                        0.73%
Class A Shares                              0.98%
Class B Shares                              1.73%
Class C Shares                              1.73%
Advisor Shares                              1.23%

Amount subject to reimbursement
   expiring on November 28, 2008.         $  398

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the year ended July 31, 2006, the Distributor received $2,708,507 from commissions earned on sales of Class A Shares and Advisor Shares and redemption of Class B Shares and Class C Shares, of which, the Distributor re-allowed $2,602,974 to affiliated broker-dealers of the Funds.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT--BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., serves as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor will receive a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Fifth Third received $594,531 in fees for its services during the year ended July 31, 2006. Transfer agent fees are computed at 0.0195% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.013% of more than $2 billion of the average daily net assets of all Funds with the exception of the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM. For the Equity Index Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and the LifeModel Conservative Fund SM, transfer agent fees are computed at 0.0185% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Funds' shares. In addition, there is an annual flat fee for each additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. In addition, there shall be an annual flat fee for each additional class of shares per Fund and each Fund is subject to an annual minimum fee. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Trust, for which it received $2,827,627 in fees from Fifth Third during the year ended July 31, 2006, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund plus annual flat fees for each additional classes of shares per Fund and reimbursement of certain fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the year ended July 31, 2006, were as follows (Amounts in thousands):

                                                       PURCHASES      SALES
                                                       ----------   ----------
Small Cap Growth Fund                                  $  119,234   $  225,024
Mid Cap Growth Fund                                       266,642      370,349
Quality Growth Fund                                       891,333    1,017,583
Large Cap Core Fund                                       233,735      249,453
Equity Index Fund                                          24,060       54,966
Balanced Fund                                             190,070      239,856
Micro Cap Value Fund                                       58,134      127,611
Small Cap Value Fund                                      127,982      163,211
Multi Cap Value Fund                                      135,908      214,042
Disciplined Large Cap Value Fund                          335,104      374,733
LifeModel Aggressive Fund SM                               45,484       21,153
LifeModel Moderately Aggressive Fund SM                    78,606       59,198
LifeModel Moderate Fund SM                                148,309      144,150
LifeModel Moderately Conservative Fund SM                  22,777       30,308
LifeModel Conservative Fund SM                              8,636       15,036
Strategic Income Fund                                      11,133       25,799
Dividend Growth Fund                                       34,666       28,624
Technology Fund                                           281,694      273,300
International Equity Fund                                 149,211       94,332
High Yield Bond Fund                                       80,194       17,744
Bond Fund                                                 782,168      849,986
Intermediate Bond Fund                                    606,468      823,559
Short Term Bond Fund                                      132,194      193,776
U.S. Government Bond Fund                                  53,625       73,357
Municipal Bond Fund                                        39,401       47,244
Intermediate Municipal Bond Fund                          109,925      145,877
Ohio Municipal Bond Fund                                   31,382       56,054
Michigan Municipal Bond Fund                                7,858       31,763

Purchase and sales of long-term U.S. Government Securities for the year ended July 31, 2006, were as follows (Amounts in thousands):

                                                       PURCHASES      SALES
                                                       ----------   ----------
Balanced Fund                                          $   68,822   $   81,149
Strategic Income Fund                                          --          122
Bond Fund                                                 741,026      771,955
Intermediate Bond Fund                                     81,042      146,729
Short Term Bond Fund                                       41,340       52,739
U.S. Government Bond Fund                                  53,618       67,451

(5) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. There were no borrowings against the line of credit at the end of the year.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2006
--------------------------------------------------------------------------------

(6) FEDERAL TAX INFORMATION

The Funds designate the following amounts as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals. The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares. (Amounts in thousands):

                                                         AMOUNT
                                                        ---------
Small Cap Growth Fund                                   $  23,558
Mid Cap Growth Fund                                         4,993
Large Cap Core Fund                                         2,280
Micro Cap Value Fund                                       43,999
Small Cap Value Fund                                        6,294
Multi Cap Value Fund                                       28,876
Disciplined Large Cap Value Fund                           49,300
LifeModel Aggressive Fund SM                                3,132
LifeModel Moderately Aggressive Fund SM                     5,004
LifeModel Moderate Fund SM                                  8,544
LifeModel Moderately Conservative Fund SM                   2,257
LifeModel Conservative Fund SM                                448
Strategic Income Fund                                         472
International Equity Fund                                  10,140
Bond Fund                                                     697
U.S. Government Bond Fund                                     153
Municipal Bond Fund                                         2,043
Intermediate Municipal Bond Fund                            1,654
Ohio Municipal Bond Fund                                      275

The tax character of distributions paid during the fiscal year ended July 31, 2006 was as follows (Amounts in thousands):


                                               DISTRIBUTIONS PAID FROM
                                            -----------------------------
                                                          NET
                                                       LONG TERM    TAX         TOTAL
                                            ORDINARY    CAPITAL    EXEMPT   DISTRIBUTIONS
                                             INCOME      GAINS     INCOME       PAID
                                            --------   ---------   ------   -------------
Small Cap Growth Fund                             --   $  22,453       --       $22,453
Mid Cap Growth Fund                               --       4,993       --         4,993
Large Cap Core Fund                         $  1,931       2,280       --         4,211
Equity Index Fund                              7,005          --       --         7,005
Balanced Fund                                  1,844          --       --         1,844
Micro Cap Value Fund                              91      42,152       --        42,243
Small Cap Value Fund                           8,884       5,923       --        14,807
Multi Cap Value Fund                           2,972      27,741       --        30,713
Disciplined Large Cap Value Fund              17,021      48,765       --        65,786
LifeModel Aggressive Fund SM                   1,846       3,132       --         4,978
LifeModel Moderately Aggressive Fund SM        6,436       5,004       --        11,440
LifeModel Moderate Fund SM                    12,720       8,544       --        21,264
LifeModel Moderately Conservative Fund SM      2,949       2,257       --         5,206
LifeModel Conservative Fund SM                 2,027         448       --         2,475
Strategic Income Fund                          6,797         472       --         7,269
Dividend Growth Fund                             237          --       --           237
International Equity Fund                      7,124      10,140       --        17,264
High Yield Bond Fund                           2,432          --       --         2,432
Bond Fund                                     13,862         697       --        14,559
Intermediate Bond Fund                        23,971          --       --        23,971
Short Term Bond Fund                          11,893          --       --        11,893
U.S. Government Bond Fund                      1,998         153       --         2,151
Municipal Bond Fund                              160       2,043   $1,786         3,989
Intermediate Municipal Bond Fund                 748       1,654    6,615         9,017
Ohio Municipal Bond Fund                          43         275    4,334         4,652
Michigan Municipal Bond Fund                      --          --    1,881         1,881

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended July 31, 2005 was as follows (Amounts in thousands):


                                               DISTRIBUTIONS PAID FROM
                                            -----------------------------
                                                          NET
                                                       LONG TERM    TAX         TOTAL
                                            ORDINARY    CAPITAL    EXEMPT   DISTRIBUTIONS
                                             INCOME      GAINS     INCOME       PAID
                                            --------   ---------   ------   -------------
Small Cap Growth Fund                             --   $  44,826       --       $44,826
Quality Growth Fund                         $  2,218          --       --         2,218
Large Cap Core Fund                            1,286       2,775       --         4,061
Equity Index Fund                              8,380          --       --         8,380
Balanced Fund                                  2,942          --       --         2,942
Micro Cap Value Fund                           3,376      13,113       --        16,489
Small Cap Value Fund                           7,395       3,613       --        11,008
Multi Cap Value Fund                           1,673      20,532       --        22,205
Disciplined Large Cap Value Fund              10,747      15,133       --        25,880
LifeModel Aggressive Fund SM                   1,135         686       --         1,821
LifeModel Moderately Aggressive Fund SM        3,543       1,350       --         4,893
LifeModel Moderate Fund SM                     9,769       1,019       --        10,788
LifeModel Moderately Conservative Fund SM      2,405         623       --         3,028
LifeModel Conservative Fund SM                 1,772         222       --         1,994
Strategic Income Fund                          7,053         124       --         7,177
International Equity Fund                      7,282          --       --         7,282
Bond Fund                                     10,836         350       --        11,186
Intermediate Bond Fund                        26,550          --       --        26,550
Short Term Bond Fund                          15,767          --       --        15,767
U.S. Government Bond Fund                      1,790          --       --         1,790
Municipal Bond Fund                               --       2,247   $2,202         4,449
Intermediate Municipal Bond Fund                  --       1,820    9,253        11,073
Ohio Municipal Bond Fund                          --       1,118    4,957         6,075
Michigan Municipal Bond Fund                      --         131    2,605         2,736

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis was as follows (Amounts in thousands):


                                                                                                              ACCUMULATED
                                              UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED                   CAPITAL AND
                                               TAX EXEMPT       ORDINARY        LONG-TERM     DISTRIBUTIONS      OTHER
                                                 INCOME          INCOME       CAPITAL GAINS      PAYABLE        LOSSES
                                              -------------   -------------   -------------   -------------   -----------
Small Cap Growth Fund                                    --          $2,993         $27,317              --            --
Mid Cap Growth Fund                                      --              --          63,168              --            --
Quality Growth Fund                                      --              --              --              --      ($11,050)
Large Cap Core Fund                                      --              81             758              --       (32,400)
Equity Index Fund                                        --             432              --              --       (37,552)
Balanced Fund                                            --             134              --              --       (44,117)
Micro Cap Value Fund                                     --           2,220          22,170              --            --
Small Cap Value Fund                                     --           8,002           7,176              --            --
Multi Cap Value Fund                                     --           3,652          46,001              --            --
Disciplined Large Cap Value Fund                         --           5,095          66,444              --            --
LifeModel Aggressive Fund SM                             --              23           5,019              --            --
LifeModel Moderately Aggressive Fund SM                  --             825           8,046              --            --
LifeModel Moderate Fund SM                               --           2,550          10,618              --            --
LifeModel Moderately Conservative Fund SM                --             301           2,505              --            --
LifeModel Conservative Fund SM                           --             283             971              --            --
Strategic Income Fund                                    --             897           1,526           ($609)           --
Dividend Growth Fund                                     --              --              --              --       (14,991)
Technology Fund                                          --              --              --              --       (45,744)
International Equity Fund                                --           1,895           6,046              --       (25,416)
High Yield Bond Fund                                     --             236              --              --            --
Bond Fund                                                --              24              --              --        (3,789)
Intermediate Bond Fund                                   --              63              --              --       (38,833)
Short Term Bond Fund                                     --              17              --              --       (21,769)
U.S. Government Bond Fund                                --             154              --              --          (393)
Municipal Bond Fund                                     $12              --             274              --            --
Intermediate Municipal Bond Fund                         13              --              --              --           (52)
Ohio Municipal Bond Fund                                  6              --              --              --          (123)
Michigan Municipal Bond Fund                              2              --              --              --          (301)

                                                                   TOTAL
                                                UNREALIZED      ACCUMULATED
                                               APPRECIATION/     EARNINGS/
                                              (DEPRECIATION)*    (DEFICIT)
                                              ---------------   -----------
Small Cap Growth Fund                                $ 27,699      $ 58,009
Mid Cap Growth Fund                                    61,480       124,648
Quality Growth Fund                                    50,321        39,271
Large Cap Core Fund                                    16,720       (14,841)
Equity Index Fund                                     213,744       176,624
Balanced Fund                                             629       (43,354)
Micro Cap Value Fund                                   14,788        39,178
Small Cap Value Fund                                    5,536        20,714
Multi Cap Value Fund                                   70,866       120,519
Disciplined Large Cap Value Fund                       91,898       163,437
LifeModel Aggressive Fund SM                           23,810        28,852
LifeModel Moderately Aggressive Fund SM                39,327        48,198
LifeModel Moderate Fund SM                             28,894        42,062
LifeModel Moderately Conservative Fund SM               7,126         9,932
LifeModel Conservative Fund SM                            320         1,574
Strategic Income Fund                                   2,717         4,531
Dividend Growth Fund                                    1,013       (13,978)
Technology Fund                                          (863)      (46,607)
International Equity Fund                              65,556        48,081
High Yield Bond Fund                                   (2,004)       (1,768)
Bond Fund                                              (4,699)       (8,464)
Intermediate Bond Fund                                 (7,010)      (45,780)
Short Term Bond Fund                                   (5,822)      (27,574)
U.S. Government Bond Fund                                (987)       (1,226)
Municipal Bond Fund                                     1,064         1,350
Intermediate Municipal Bond Fund                        2,554         2,515
Ohio Municipal Bond Fund                                1,477         1,360
Michigan Municipal Bond Fund                             (488)         (787)

_______________
* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2006
--------------------------------------------------------------------------------

As of July 31, 2006, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations (Amounts in thousands):


                                                           EXPIRATION YEAR
                                   ---------------------------------------------------------------
                                   2007   2008    2009    2010      2011     2012    2013    2014     TOTAL
                                   ----   -----   ----   -------   -------  ------   -----   -----   -------
Quality Growth Fund                  --      --     --        --   $11,050      --      --      --   $11,050
Large Cap Core Fund                  --      --     --        --        --  $  793      --      --       793
Equity Index Fund                    --      --     --        --    36,946     606      --      --    37,552
Balanced Fund                        --      --     --        --    44,117      --      --      --    44,117
Dividend Growth Fund                 --      --     --   $11,928     3,024      39      --      --    14,991
Technology Fund                      --      --     --    12,493    32,941      --      --      --    45,434
Bond Fund                            --      --     --        --        --      --      --     399       399
Intermediate Bond Fund               --   3,390    970       313        --   2,968   3,492   6,550    17,683
Short Term Bond Fund                220   1,126     --        --        --     733   6,363   9,779    18,221
U.S. Government Bond Fund            --      --     --        --        --      --      --     156       156
Intermediate Municipal Bond Fund     --      --     --        --        --      --      --      29        29
Ohio Municipal Bond Fund             --      --     --        --        --      --      --     123       123
Michigan Municipal Bond Fund         --      --     --        --        --      --      --      52        52

As of July 31, 2006, the following Funds have additional capital loss carryforwards and built in losses, subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger (Amounts in thousands):

                                              EXPIRATION YEAR
                                  ---------------------------------------
                                   2008      2009      2010      2011     TOTAL
                                  -------   -------   -------   ------   -------
Large Cap Core Fund               $ 9,866   $21,741        --       --   $31,607
International Equity Fund           1,846       868   $17,397   $5,305    25,416
Intermediate Bond Fund             10,029        --        --       --    10,029

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2006, the fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of (Amounts in thousands):

                                   CAPITAL
                                   LOSSES
                                   -------
Technology Fund                    $   310
Bond Fund                            3,390
Intermediate Bond Fund              11,121
Short Term Bond Fund                 3,548
U.S. Government Bond Fund              237
Intermediate Municipal Bond Fund        23
Michigan Municipal Bond Fund           249

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

(7) CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at July 31, 2006. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          CHANGE IN NET ASSETS                  LESS DIVIDENDS AND
                                                       RESULTING FROM OPERATIONS                DISTRIBUTIONS FROM
                                                      ---------------------------              --------------------
                                                                    NET REALIZED
                                                                        AND
                                                                     UNREALIZED    CHANGE IN
                                            NET ASSET      NET     GAINS/(LOSSES)  NET ASSETS                             TOTAL
                                             VALUE,    INVESTMENT       FROM       RESULTING      NET        NET        DIVIDENDS
                                            BEGINNING    INCOME/     INVESTMENT       FROM     INVESTMENT  REALIZED        AND
                                            OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME     GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                            $17.86    (0.04)         (3.56)       (3.60)          --      (0.56)       (0.56)
Year ended 7/31/03                            $13.70    (0.03)          2.23         2.20           --         --           --
Year ended 7/31/04                            $15.90    (0.12)@         1.43         1.31           --      (1.73)       (1.73)
Year ended 7/31/05                            $15.48    (0.10)@         3.07         2.97           --      (2.87)       (2.87)
Year ended 7/31/06                            $15.58    (0.11)@         0.50         0.39           --      (1.87)       (1.87)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/02                            $17.71    (0.07)         (3.56)       (3.63)          --      (0.56)       (0.56)
Year ended 7/31/03                            $13.52    (0.06)          2.19         2.13           --         --           --
Year ended 7/31/04                            $15.65    (0.17)@         1.43         1.26           --      (1.73)       (1.73)
Year ended 7/31/05                            $15.18    (0.14)@         3.00         2.86           --      (2.87)       (2.87)
Year ended 7/31/06                            $15.17    (0.14)@         0.49         0.35           --      (1.87)       (1.87)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $16.54    (0.05)         (2.34)       (2.39)          --      (0.56)       (0.56)
Year ended 7/31/03                            $13.59    (0.14)          2.16         2.02           --         --           --
Year ended 7/31/04                            $15.61    (0.29)@         1.43         1.14           --      (1.73)       (1.73)
Year ended 7/31/05                            $15.02    (0.24)@         2.94         2.70           --      (2.87)       (2.87)
Year ended 7/31/06                            $14.85    (0.25)@         0.48         0.23           --      (1.87)       (1.87)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $16.54    (0.11)         (2.28)       (2.39)          --      (0.56)       (0.56)
Year ended 7/31/03                            $13.59    (0.14)          2.17         2.03           --         --           --
Year ended 7/31/04                            $15.62    (0.29)@         1.43         1.14           --      (1.73)       (1.73)
Year ended 7/31/05                            $15.03    (0.24)@         2.94         2.70           --      (2.87)       (2.87)
Year ended 7/31/06                            $14.86    (0.25)@         0.49         0.24           --      (1.87)       (1.87)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $16.54    (0.03)         (2.31)       (2.34)          --      (0.56)       (0.56)
Year ended 7/31/03                            $13.64    (0.06)          2.17         2.11           --         --           --
Year ended 7/31/04                            $15.75    (0.21)@         1.44         1.23           --      (1.73)       (1.73)
Year ended 7/31/05                            $15.25    (0.17)@         3.00         2.83           --      (2.87)       (2.87)
Year ended 7/31/06                            $15.21    (0.18)@         0.49         0.31           --      (1.87)       (1.87)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------------------

                                                                              RATIOS OF                  RATIOS OF
                                              NET       TOTAL        NET      EXPENSES   RATIOS OF NET    EXPENSES
                                             ASSET      RETURN     ASSETS,       TO        INVESTMENT        TO
                                             VALUE,   (EXCLUDES    END OF     AVERAGE    INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                             END OF     SALES      PERIOD       NET        TO AVERAGE       NET       TURNOVER
                                             PERIOD    CHARGE)     (000'S)     ASSETS      NET ASSETS    ASSETS (A)   RATE (B)
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                           $13.70   (20.80%)    $485,623     0.93%       (0.21%)         0.96%         25%
Year ended 7/31/03                           $15.90    16.06%     $391,934     0.93%       (0.16%)         0.98%         63%
Year ended 7/31/04                           $15.48     7.31%     $223,439     1.00%       (0.72%)         1.00%         95%
Year ended 7/31/05                           $15.58    20.81%     $213,892     1.01%       (0.68%)         1.01%         65%
Year ended 7/31/06                           $14.10     2.71%     $126,809     1.02%       (0.75%)         1.03%         67%
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/02                           $13.52   (21.15%)    $ 16,468     1.18%       (0.46%)         1.21%         25%
Year ended 7/31/03                           $15.65    15.75%     $ 16,471     1.19%       (0.42%)         1.23%         63%
Year ended 7/31/04                           $15.18     7.16%     $ 25,921     1.25%       (0.99%)         1.25%         95%
Year ended 7/31/05                           $15.17    20.45%     $ 22,714     1.26%       (0.93%)         1.26%         65%
Year ended 7/31/06                           $13.65     2.50%     $ 17,783     1.27%       (0.99%)         1.28%         67%
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $13.59   (13.01%)*   $    872     1.93%**     (1.25%)**       1.98%**       25%
Year ended 7/31/03                           $15.61    14.86%     $  1,407     1.94%       (1.17%)         1.98%         63%
Year ended 7/31/04                           $15.02     6.30%     $  1,784     2.00%       (1.74%)         2.00%         95%
Year ended 7/31/05                           $14.85    19.51%     $  1,805     2.01%       (1.68%)         2.01%         65%
Year ended 7/31/06                           $13.21     1.69%     $  1,414     2.02%       (1.74%)         2.03%         67%
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $13.59   (13.01%)*   $    346     1.93%**     (1.26%)**       1.97%**       25%
Year ended 7/31/03                           $15.62    14.94%     $    436     1.93%       (1.16%)         1.98%         63%
Year ended 7/31/04                           $15.03     6.29%     $    810     2.00%       (1.74%)         2.00%         95%
Year ended 7/31/05                           $14.86    19.57%     $    618     2.01%       (1.68%)         2.01%         65%
Year ended 7/31/06                           $13.23     1.75%     $    384     2.02%       (1.75%)         2.03%         67%
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $13.64   (12.69%)*   $    220     1.43%**     (0.74%)**       1.48%**       25%
Year ended 7/31/03                           $15.75    15.47%     $    469     1.44%       (0.66%)         1.48%         63%
Year ended 7/31/04                           $15.25     6.84%     $  1,173     1.51%       (1.26%)         1.51%         95%
Year ended 7/31/05                           $15.21    20.13%     $  1,195     1.51%       (1.18%)         1.51%         65%
Year ended 7/31/06                           $13.65     2.20%     $    671     1.52%       (1.25%)         1.53%         67%
-------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 166-167 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          CHANGE IN NET ASSETS                  LESS DIVIDENDS AND
                                                       RESULTING FROM OPERATIONS                DISTRIBUTIONS FROM
                                                      ---------------------------              --------------------
                                                                    NET REALIZED
                                                                        AND
                                                                     UNREALIZED    CHANGE IN
                                            NET ASSET      NET     GAINS/(LOSSES)  NET ASSETS                             TOTAL
                                             VALUE,    INVESTMENT       FROM       RESULTING      NET        NET        DIVIDENDS
                                            BEGINNING    INCOME/     INVESTMENT       FROM     INVESTMENT  REALIZED        AND
                                            OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME     GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                            $15.10    (0.06)         (4.33)       (4.39)          --      (0.47)       (0.47)
Year ended 7/31/03                            $10.24    (0.07)@         1.85         1.78           --         --           --
Year ended 7/31/04                            $12.02    (0.09)          1.03         0.94           --         --           --
Year ended 7/31/05                            $12.96       -- ^         3.07         3.07           --         --           --
Year ended 7/31/06                            $16.03    (0.04)@         0.77         0.73        (0.02)     (0.19)       (0.21)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/02                            $14.94    (0.09)         (4.27)       (4.36)          --      (0.47)       (0.47)
Year ended 7/31/03                            $10.11    (0.09)@         1.80         1.71           --         --           --
Year ended 7/31/04                            $11.82    (0.12)          1.02         0.90           --         --           --
Year ended 7/31/05                            $12.72    (0.05)          3.02         2.97           --         --           --
Year ended 7/31/06                            $15.69    (0.08)@         0.76         0.68        (0.01)     (0.19)       (0.20)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/02                            $14.86    (0.14)         (4.27)       (4.41)          --      (0.47)       (0.47)
Year ended 7/31/03                            $ 9.98    (0.17)@         1.78         1.61           --         --           --
Year ended 7/31/04                            $11.59    (0.21)          1.00         0.79           --         --           --
Year ended 7/31/05                            $12.38    (0.15)          2.93         2.78           --         --           --
Year ended 7/31/06                            $15.16    (0.20)@         0.73         0.53           --      (0.19)       (0.19)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/02                            $14.36    (0.18)         (4.08)       (4.26)          --      (0.47)       (0.47)
Year ended 7/31/03                            $ 9.63    (0.16)@         1.70         1.54           --         --           --
Year ended 7/31/04                            $11.17    (0.21)          0.98         0.77           --         --           --
Year ended 7/31/05                            $11.94    (0.16)          2.83         2.67           --         --           --
Year ended 7/31/06                            $14.61    (0.19)@         0.71         0.52           --      (0.19)       (0.19)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $13.47    (0.04)         (2.87)       (2.91)          --      (0.47)       (0.47)
Year ended 7/31/03                            $10.09    (0.12)@         1.81         1.69           --         --           --
Year ended 7/31/04                            $11.78    (0.12)          0.99         0.87           --         --           --
Year ended 7/31/05                            $12.65    (0.07)          2.98         2.91           --         --           --
Year ended 7/31/06                            $15.56    (0.12)@         0.75         0.63           --      (0.19)       (0.19)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------------------
                                                                              RATIOS OF                  RATIOS OF
                                              NET       TOTAL        NET      EXPENSES   RATIOS OF NET    EXPENSES
                                             ASSET      RETURN     ASSETS,       TO        INVESTMENT        TO
                                             VALUE,   (EXCLUDES    END OF     AVERAGE    INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                             END OF     SALES      PERIOD       NET        TO AVERAGE       NET       TURNOVER
                                             PERIOD    CHARGE)     (000'S)     ASSETS      NET ASSETS    ASSETS (A)   RATE (B)
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                           $10.24   (30.02%)    $207,807     1.12%       (0.49%)         1.14%         27%
Year ended 7/31/03                           $12.02    17.38%     $335,285     1.10%       (0.65%)         1.10%         25%
Year ended 7/31/04                           $12.96     7.82%     $335,815     1.09%       (0.68%)         1.09%         83%
Year ended 7/31/05                           $16.03    23.69%     $392,929     1.09%       (0.03%)         1.09%         54%
Year ended 7/31/06                           $16.55     4.56%     $318,133     1.08%       (0.24%)         1.08%         69%
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/02                           $10.11   (30.21%)    $ 30,165     1.36%       (0.74%)         1.39%         27%
Year ended 7/31/03                           $11.82    17.03%     $ 35,504     1.35%       (0.89%)         1.35%         25%
Year ended 7/31/04                           $12.72     7.61%     $ 49,586     1.34%       (0.93%)         1.34%         83%
Year ended 7/31/05                           $15.69    23.35%     $ 41,921     1.34%       (0.29%)         1.34%         54%
Year ended 7/31/06                           $16.17     4.34%     $ 34,437     1.33%       (0.49%)         1.33%         69%
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/02                           $ 9.98   (30.65%)    $  5,008     2.12%       (1.51%)         2.15%         27%
Year ended 7/31/03                           $11.59    16.13%     $  5,846     2.10%       (1.64%)         2.10%         25%
Year ended 7/31/04                           $12.38     6.82%     $  6,730     2.09%       (1.68%)         2.09%         83%
Year ended 7/31/05                           $15.16    22.46%     $  6,874     2.09%       (1.03%)         2.09%         54%
Year ended 7/31/06                           $15.50     3.51%     $  6,507     2.08%       (1.24%)         2.08%         69%
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/02                           $ 9.63   (30.67%)    $  1,061     2.12%       (1.49%)         2.14%         27%
Year ended 7/31/03                           $11.17    15.99%     $  1,525     2.10%       (1.64%)         2.10%         25%
Year ended 7/31/04                           $11.94     6.89%     $  1,700     2.09%       (1.68%)         2.09%         83%
Year ended 7/31/05                           $14.61    22.36%     $  1,600     2.09%       (1.03%)         2.09%         54%
Year ended 7/31/06                           $14.94     3.57%     $  1,122     2.08%       (1.22%)         2.08%         69%
-------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $10.09   (19.75%)*   $    145     1.68%**     (1.06%)**       1.71%**       27%
Year ended 7/31/03                           $11.78    16.75%     $    240     1.60%       (1.14%)         1.60%         25%
Year ended 7/31/04                           $12.65     7.39%     $    962     1.59%       (1.17%)         1.59%         83%
Year ended 7/31/05                           $15.56    23.00%     $  1,218     1.59%       (0.52%)         1.59%         54%
Year ended 7/31/06                           $16.00     4.07%     $    813     1.58%       (0.72%)         1.58%         69%
-------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 168-169 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          CHANGE IN NET ASSETS                  LESS DIVIDENDS AND
                                                       RESULTING FROM OPERATIONS                DISTRIBUTIONS FROM
                                                      ---------------------------              --------------------
                                                                    NET REALIZED
                                                                        AND
                                                                     UNREALIZED    CHANGE IN
                                            NET ASSET      NET     GAINS/(LOSSES)  NET ASSETS                             TOTAL
                                             VALUE,    INVESTMENT       FROM       RESULTING      NET        NET        DIVIDENDS
                                            BEGINNING    INCOME/     INVESTMENT       FROM     INVESTMENT  REALIZED        AND
                                            OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME     GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                            $18.48    (0.04)         (4.94)       (4.98)          --      (0.59)       (0.59)
Year ended 7/31/03                            $12.91     0.01           1.31         1.32           --^        --           --^
Year ended 7/31/04                            $14.23    (0.04)          0.42         0.38           --         --           --
Year ended 7/31/05                            $14.61     0.03           1.74         1.77        (0.04)        --        (0.04)
Year ended 7/31/06                            $16.34    (0.03)@        (0.64)       (0.67)          --         --           --
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/02                            $18.33    (0.08)         (4.89)       (4.97)          --      (0.59)       (0.59)
Year ended 7/31/03                            $12.77    (0.02)          1.29         1.27           --         --           --
Year ended 7/31/04                            $14.04    (0.08)          0.42         0.34           --         --           --
Year ended 7/31/05                            $14.38    (0.02)          1.72         1.70        (0.03)        --        (0.03)
Year ended 7/31/06                            $16.05    (0.07)@        (0.62)       (0.69)          --         --           --
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
Year ended 7/31/02                            $18.23    (0.16)         (4.88)       (5.04)          --      (0.59)       (0.59)
Year ended 7/31/03                            $12.60    (0.12)          1.27         1.15           --         --           --
Year ended 7/31/04                            $13.75    (0.19)          0.43         0.24           --         --           --
Year ended 7/31/05                            $13.99    (0.14)          1.67         1.53           --^        --           --^
Year ended 7/31/06                            $15.52    (0.18)@        (0.60)       (0.78)          --         --           --
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/02                            $17.78    (0.20)         (4.71)       (4.91)          --      (0.59)       (0.59)
Year ended 7/31/03                            $12.28    (0.11)          1.23         1.12           --         --           --
Year ended 7/31/04                            $13.40    (0.20)          0.43         0.23           --         --           --
Year ended 7/31/05                            $13.63    (0.15)          1.64         1.49           --^        --           --^
Year ended 7/31/06                            $15.12    (0.18)@        (0.58)       (0.76)          --         --           --
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $16.79    (0.03)         (3.42)       (3.45)          --      (0.59)       (0.59)
Year ended 7/31/03                            $12.75    (0.03)          1.26         1.23           --         --           --
Year ended 7/31/04                            $13.98    (0.09)          0.40         0.31           --         --           --
Year ended 7/31/05                            $14.29    (0.06)          1.71         1.65        (0.02)        --        (0.02)
Year ended 7/31/06                            $15.92    (0.11)@        (0.62)       (0.73)          --         --           --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------------------
                                                                              RATIOS OF                  RATIOS OF
                                              NET       TOTAL        NET      EXPENSES   RATIOS OF NET    EXPENSES
                                             ASSET      RETURN     ASSETS,       TO        INVESTMENT        TO
                                             VALUE,   (EXCLUDES    END OF     AVERAGE    INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                             END OF     SALES      PERIOD       NET        TO AVERAGE       NET       TURNOVER
                                             PERIOD    CHARGE)     (000'S)     ASSETS      NET ASSETS    ASSETS (A)   RATE (B)
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                           $12.91   (27.90%)    $566,235     1.09%       (0.24%)         1.09%         20%
Year ended 7/31/03                           $14.23    10.23%     $795,988     1.08%        0.05%          1.08%         19%
Year ended 7/31/04                           $14.61     2.67%     $882,256     1.07%       (0.24%)         1.07%         35%
Year ended 7/31/05                           $16.34    12.13%     $707,766     1.08%        0.16%          1.08%         71%
Year ended 7/31/06                           $15.67    (4.10%)    $616,737     1.08%       (0.18%)         1.08%        108%
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/02                           $12.77   (28.08%)    $221,972     1.34%       (0.49%)         1.34%         20%
Year ended 7/31/03                           $14.04     9.95%     $211,221     1.33%       (0.19%)         1.33%         19%
Year ended 7/31/04                           $14.38     2.42%     $220,904     1.32%       (0.49%)         1.32%         35%
Year ended 7/31/05                           $16.05    11.83%     $165,836     1.33%       (0.08%)         1.33%         71%
Year ended 7/31/06                           $15.36    (4.30%)    $114,828     1.33%       (0.42%)         1.33%        108%
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
Year ended 7/31/02                           $12.60   (28.63%)    $ 19,678     2.10%       (1.25%)         2.10%         20%
Year ended 7/31/03                           $13.75     9.13%     $ 20,700     2.08%       (0.94%)         2.08%         19%
Year ended 7/31/04                           $13.99     1.75%     $ 20,947     2.07%       (1.24%)         2.07%         35%
Year ended 7/31/05                           $15.52    10.95%     $ 17,791     2.08%       (0.85%)         2.08%         71%
Year ended 7/31/06                           $14.74    (5.03%)    $ 13,259     2.08%       (1.18%)         2.08%        108%
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/02                           $12.28   (28.62%)    $  8,044     2.09%       (1.24%)         2.09%         20%
Year ended 7/31/03                           $13.40     9.12%     $  8,380     2.08%       (0.94%)         2.08%         19%
Year ended 7/31/04                           $13.63     1.72%     $  7,536     2.07%       (1.24%)         2.07%         35%
Year ended 7/31/05                           $15.12    10.95%     $  5,238     2.08%       (0.83%)         2.08%         71%
Year ended 7/31/06                           $14.36    (5.03%)    $  3,199     2.08%       (1.17%)         2.08%        108%
-------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $12.75   (19.05%)*   $    366     1.69%**     (0.80%)**       1.69%**       20%
Year ended 7/31/03                           $13.98     9.65%     $  1,205     1.58%       (0.48%)         1.58%         19%
Year ended 7/31/04                           $14.29     2.22%     $  3,127     1.57%       (0.75%)         1.57%         35%
Year ended 7/31/05                           $15.92    11.57%     $  3,257     1.58%       (0.38%)         1.58%         71%
Year ended 7/31/06                           $15.19    (4.59%)    $  1,877     1.58%       (0.67%)         1.58%        108%
-------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 170-171 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          CHANGE IN NET ASSETS                  LESS DIVIDENDS AND
                                                       RESULTING FROM OPERATIONS                DISTRIBUTIONS FROM
                                                      ---------------------------              --------------------
                                                                    NET REALIZED
                                                                        AND
                                                                     UNREALIZED    CHANGE IN
                                            NET ASSET              GAINS/(LOSSES)  NET ASSETS                             TOTAL
                                             VALUE,       NET           FROM       RESULTING      NET        NET        DIVIDENDS
                                            BEGINNING  INVESTMENT    INVESTMENT       FROM     INVESTMENT  REALIZED        AND
                                            OF PERIOD    INCOME     TRANSACTIONS   OPERATIONS    INCOME     GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 7/31/02                            $15.17     0.08          (3.66)       (3.58)       (0.08)     (0.31)       (0.39)
Year ended 7/31/03                            $11.20     0.12           0.63         0.75        (0.11)        --        (0.11)
Year ended 7/31/04                            $11.84     0.12           1.36         1.48        (0.12)        --        (0.12)
Year ended 7/31/05                            $13.20     0.18           1.76         1.94        (0.18)     (0.35)       (0.53)
Year ended 7/31/06                            $14.61     0.17           0.72         0.89        (0.16)     (0.18)       (0.34)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 7/31/02                            $15.02     0.05          (3.62)       (3.57)       (0.07)     (0.31)       (0.38)
Year ended 7/31/03                            $11.07     0.08           0.64         0.72        (0.09)        --        (0.09)
Year ended 7/31/04                            $11.70     0.07           1.36         1.43        (0.09)        --        (0.09)
Year ended 7/31/05                            $13.04     0.14           1.73         1.87        (0.14)     (0.35)       (0.49)
Year ended 7/31/06                            $14.42     0.13           0.71         0.84        (0.12)     (0.18)       (0.30)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $13.86     0.02          (2.41)       (2.39)       (0.04)     (0.31)       (0.35)
Year ended 7/31/03                            $11.12       --^          0.65         0.65        (0.02)        --        (0.02)
Year ended 7/31/04                            $11.75    (0.02)          1.36         1.34        (0.01)        --        (0.01)
Year ended 7/31/05                            $13.08     0.04           1.74         1.78        (0.05)     (0.35)       (0.40)
Year ended 7/31/06                            $14.46     0.01           0.72         0.73        (0.03)     (0.18)       (0.21)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $13.86     0.03          (2.40)       (2.37)       (0.03)     (0.31)       (0.34)
Year ended 7/31/03                            $11.15     0.01           0.63         0.64        (0.03)        --        (0.03)
Year ended 7/31/04                            $11.76    (0.01)          1.35         1.34        (0.02)        --        (0.02)
Year ended 7/31/05                            $13.08     0.03           1.74         1.77        (0.04)     (0.35)       (0.39)
Year ended 7/31/06                            $14.46     0.01           0.72         0.73        (0.03)     (0.18)       (0.21)
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND ADVISOR SHARES
Year ended 7/31/06 (h)                        $14.61     0.09           0.73         0.82        (0.09)     (0.18)       (0.27)

                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------------------
                                                                              RATIOS OF                  RATIOS OF
                                              NET       TOTAL        NET      EXPENSES   RATIOS OF NET    EXPENSES
                                             ASSET      RETURN     ASSETS,       TO       INVESTMENT         TO
                                             VALUE,   (EXCLUDES    END OF     AVERAGE       INCOME        AVERAGE     PORTFOLIO
                                             END OF     SALES      PERIOD       NET       TO AVERAGE        NET       TURNOVER
                                             PERIOD    CHARGE)     (000'S)     ASSETS     NET ASSETS     ASSETS (A)   RATE (B)
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 7/31/02                           $11.20   (24.07%)    $520,727     0.93%        0.64%          0.97%          5%
Year ended 7/31/03                           $11.84     6.79%     $181,278     0.92%        0.99%          0.99%         13%
Year ended 7/31/04                           $13.20    12.50%     $ 90,222     0.92%        0.84%          1.04%        101%
Year ended 7/31/05                           $14.61    14.92%     $169,723     0.92%        1.17%          1.05%        102%
Year ended 7/31/06                           $15.16     6.12%     $166,510     0.92%        1.09%          1.03%        126%
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 7/31/02                           $11.07   (24.25%)    $ 23,320     1.18%        0.38%          1.22%          5%
Year ended 7/31/03                           $11.70     6.56%     $ 21,288     1.17%        0.72%          1.24%         13%
Year ended 7/31/04                           $13.04    12.21%     $ 25,573     1.17%        0.58%          1.29%        101%
Year ended 7/31/05                           $14.42    14.58%     $ 24,026     1.17%        0.99%          1.31%        102%
Year ended 7/31/06                           $14.96     5.84%     $ 20,923     1.17%        0.85%          1.27%        126%
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $11.12   (15.86%)*   $    361     1.93%**     (0.36%)**       1.99%**        5%
Year ended 7/31/03                           $11.75     5.90%     $    557     1.92%       (0.05%)         1.98%         13%
Year ended 7/31/04                           $13.08    11.47%     $    783     1.92%       (0.17%)         2.04%        101%
Year ended 7/31/05                           $14.46    13.67%     $  1,007     1.92%        0.18%          2.06%        102%
Year ended 7/31/06                           $14.98     5.07%     $    953     1.92%        0.09%          2.03%        126%
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $11.15   (15.66%)*   $     20     1.90%**     (0.12%)**       1.97%**        5%
Year ended 7/31/03                           $11.76     5.72%     $     29     1.92%       (0.04%)         1.99%         13%
Year ended 7/31/04                           $13.08    11.38%     $    158     1.92%       (0.23%)         2.03%        101%
Year ended 7/31/05                           $14.46    13.73%     $    193     1.92%        0.21%          2.06%        102%
Year ended 7/31/06                           $14.98     5.07%     $    112     1.92%        0.13%          2.02%        126%
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE FUND ADVISOR SHARES
Year ended 7/31/06 (h)                       $15.16     5.63%     $      3     1.42%        0.58%          1.57%        126%
-------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 172-173 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $   23.11             0.23              (5.70)            (5.47)
Year ended 7/31/03                                               $   17.42             0.24               1.51              1.75
Year ended 7/31/04                                               $   18.93             0.29@              2.12              2.41
Year ended 7/31/05                                               $   21.01             0.44@              2.45              2.89
Year ended 7/31/06                                               $   23.46             0.42@              0.79              1.21
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 7/31/02                                               $   23.10             0.17              (5.69)            (5.52)
Year ended 7/31/03                                               $   17.38             0.20               1.50              1.70
Year ended 7/31/04                                               $   18.87             0.25@              2.10              2.35
Year ended 7/31/05                                               $   20.94             0.37@              2.46              2.83
Year ended 7/31/06                                               $   23.38             0.36@              0.80              1.16
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   21.07             0.06              (3.69)            (3.63)
Year ended 7/31/03                                               $   17.32             0.07               1.50              1.57
Year ended 7/31/04                                               $   18.78             0.09@              2.09              2.18
Year ended 7/31/05                                               $   20.83             0.20@              2.44              2.64
Year ended 7/31/06                                               $   23.24             0.18@              0.79              0.97
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $   21.07             0.10              (3.73)            (3.63)
Year ended 7/31/03                                               $   17.33             0.08               1.49              1.57
Year ended 7/31/04                                               $   18.78             0.09@              2.10              2.19
Year ended 7/31/05                                               $   20.84             0.20@              2.44              2.64
Year ended 7/31/06                                               $   23.26             0.18@              0.78              0.96
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                           $   21.07             0.13              (3.67)            (3.54)
Year ended 7/31/03                                               $   17.39             0.18               1.48              1.66
Year ended 7/31/04                                               $   18.86             0.20@              2.10              2.30
Year ended 7/31/05                                               $   20.92             0.31@              2.45              2.76
Year ended 7/31/06                                               $   23.35             0.30@              0.79              1.09
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND SELECT SHARES
10/20/03(d) to 7/31/04                                           $   19.86             0.22@              1.18              1.40
Year ended 7/31/05                                               $   21.00             0.41@              2.47              2.88
Year ended 7/31/06                                               $   23.45             0.40@              0.80              1.20
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                                           $   19.86             0.22@              1.18              1.40
Year ended 7/31/05                                               $   21.01             0.43@              2.41              2.84
Year ended 7/31/06                                               $   23.45             0.39@              0.79              1.18
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND TRUST SHARES
10/20/03(d) to 7/31/04                                           $   19.86             0.20@              1.18              1.38
Year ended 7/31/05                                               $   21.01             0.37@              2.46              2.83
Year ended 7/31/06                                               $   23.45             0.36@              0.79              1.15
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                             NET          TOTAL
                                                                                              TOTAL         ASSET         RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      (EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF        SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.22)          --         (0.22)       $   17.42     (23.82%)
Year ended 7/31/03                                                 (0.24)          --         (0.24)       $   18.93      10.22%
Year ended 7/31/04                                                 (0.33)          --         (0.33)       $   21.01      12.75%
Year ended 7/31/05                                                 (0.44)          --         (0.44)       $   23.46      13.86%
Year ended 7/31/06                                                 (0.43)          --         (0.43)       $   24.24       5.21%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.20)          --         (0.20)       $   17.38     (24.03%)
Year ended 7/31/03                                                 (0.21)          --         (0.21)       $   18.87       9.90%
Year ended 7/31/04                                                 (0.28)          --         (0.28)       $   20.94      12.48%
Year ended 7/31/05                                                 (0.39)          --         (0.39)       $   23.38      13.58%
Year ended 7/31/06                                                 (0.38)          --         (0.38)       $   24.16       4.97%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                             (0.12)          --         (0.12)       $   17.32     (15.32%)*
Year ended 7/31/03                                                 (0.11)          --         (0.11)       $   18.78       9.14%
Year ended 7/31/04                                                 (0.13)          --         (0.13)       $   20.83      11.64%
Year ended 7/31/05                                                 (0.23)          --         (0.23)       $   23.24      12.74%
Year ended 7/31/06                                                 (0.20)          --         (0.20)       $   24.01       4.17%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                             (0.11)          --         (0.11)       $   17.33     (15.30%)*
Year ended 7/31/03                                                 (0.12)          --         (0.12)       $   18.78       9.14%
Year ended 7/31/04                                                 (0.13)          --         (0.13)       $   20.84      11.66%
Year ended 7/31/05                                                 (0.22)          --         (0.22)       $   23.26      12.72%
Year ended 7/31/06                                                 (0.19)          --         (0.19)       $   24.03       4.15%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                             (0.14)          --         (0.14)       $   17.39     (14.89%)*
Year ended 7/31/03                                                 (0.19)          --         (0.19)       $   18.86       9.68%
Year ended 7/31/04                                                 (0.24)          --         (0.24)       $   20.92      12.21%
Year ended 7/31/05                                                 (0.33)          --         (0.33)       $   23.35      13.28%
Year ended 7/31/06                                                 (0.31)          --         (0.31)       $   24.13       4.70%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND SELECT SHARES
10/20/03(d) to 7/31/04                                             (0.26)          --         (0.26)       $   21.00       7.03%*
Year ended 7/31/05                                                 (0.43)          --         (0.43)       $   23.45      13.79%
Year ended 7/31/06                                                 (0.42)          --         (0.42)       $   24.23       5.13%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                                             (0.25)          --         (0.25)       $   21.01       7.03%*
Year ended 7/31/05                                                 (0.40)          --         (0.40)       $   23.45      13.62%
Year ended 7/31/06                                                 (0.40)          --         (0.40)       $   24.23       5.06%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND TRUST SHARES
10/20/03(d) to 7/31/04                                             (0.23)          --         (0.23)       $   21.01       6.95%*
Year ended 7/31/05                                                 (0.39)          --         (0.39)       $   23.45      13.53%
Year ended 7/31/06                                                 (0.37)          --         (0.37)       $   24.23       4.95%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 608,556      0.41%           1.06%          0.56%           9%
Year ended 7/31/03                                               $ 583,530      0.40%           1.42%          0.58%           2%
Year ended 7/31/04                                               $ 193,734      0.27%           1.43%          0.58%          14%
Year ended 7/31/05                                               $ 168,279      0.19%           1.97%          0.62%           4%
Year ended 7/31/06                                               $ 184,177      0.19%           1.75%          0.60%           6%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 7/31/02                                               $  24,817      0.66%           0.81%          0.81%           9%
Year ended 7/31/03                                               $  33,402      0.65%           1.16%          0.83%           2%
Year ended 7/31/04                                               $  72,944      0.47%           1.19%          0.86%          14%
Year ended 7/31/05                                               $  70,261      0.44%           1.69%          0.87%           4%
Year ended 7/31/06                                               $  65,204      0.44%           1.52%          0.85%           6%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   1,315      1.40%**         0.08%**        1.57%**         9%
Year ended 7/31/03                                               $   2,409      1.40%           0.40%          1.57%           2%
Year ended 7/31/04                                               $   3,776      1.23%           0.44%          1.60%          14%
Year ended 7/31/05                                               $   4,399      1.19%           0.93%          1.63%           4%
Year ended 7/31/06                                               $   4,229      1.19%           0.76%          1.60%           6%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $     635      1.41%**         0.11%**        1.58%**         9%
Year ended 7/31/03                                               $   1,711      1.40%           0.39%          1.57%           2%
Year ended 7/31/04                                               $   1,990      1.23%           0.44%          1.60%          14%
Year ended 7/31/05                                               $   2,301      1.19%           0.90%          1.63%           4%
Year ended 7/31/06                                               $   1,998      1.19%           0.77%          1.60%           6%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                           $       7      0.82%**         0.62%**        0.88%**         9%
Year ended 7/31/03                                               $     327      0.90%           0.84%          1.06%           2%
Year ended 7/31/04                                               $   1,296      0.71%           0.94%          1.11%          14%
Year ended 7/31/05                                               $   1,928      0.69%           1.40%          1.13%           4%
Year ended 7/31/06                                               $   1,819      0.69%           1.26%          1.10%           6%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND SELECT SHARES
10/20/03(d) to 7/31/04                                           $  14,315      0.27%**         1.32%**        0.69%**        14%
Year ended 7/31/05                                               $  18,690      0.27%           1.83%          0.71%           4%
Year ended 7/31/06                                               $  17,558      0.27%           1.67%          0.68%           6%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                                           $ 165,845      0.34%**         1.31%**        0.76%**        14%
Year ended 7/31/05                                               $  78,132      0.34%           1.98%          0.77%           4%
Year ended 7/31/06                                               $  64,939      0.34%           1.62%          0.75%           6%
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND TRUST SHARES
10/20/03(d) to 7/31/04                                           $  80,759      0.44%**         1.22%**        0.86%**        14%
Year ended 7/31/05                                               $  76,295      0.44%           1.69%          0.87%           4%
Year ended 7/31/06                                               $  67,747      0.44%           1.52%          0.85%           6%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 174-175 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD           INCOME           TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/02(e)                                            $   13.39             0.14              (2.27)            (2.13)
Year ended 7/31/03                                               $   10.91             0.15               0.49              0.64
Year ended 7/31/04                                               $   11.38             0.13               0.64              0.77
Year ended 7/31/05                                               $   12.00             0.24               0.80              1.04
Year ended 7/31/06                                               $   12.79             0.25              (0.44)            (0.19)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS A SHARES
Year ended 7/31/02(e)                                            $   13.35             0.12              (2.27)            (2.15)
Year ended 7/31/03                                               $   10.86             0.13               0.48              0.61
Year ended 7/31/04                                               $   11.32             0.10               0.63              0.73
Year ended 7/31/05                                               $   11.93             0.21               0.79              1.00
Year ended 7/31/06                                               $   12.71             0.22              (0.43)            (0.21)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS B SHARES
Year ended 7/31/02(e)                                            $   13.28             0.02              (2.24)            (2.22)
Year ended 7/31/03                                               $   10.75             0.04               0.48              0.52
Year ended 7/31/04                                               $   11.19             0.01               0.63              0.64
Year ended 7/31/05                                               $   11.80             0.11               0.79              0.90
Year ended 7/31/06                                               $   12.57             0.12              (0.44)            (0.32)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS C SHARES
Year ended 7/31/02(e)                                            $   13.26             0.02              (2.24)            (2.22)
Year ended 7/31/03                                               $   10.73             0.04               0.48              0.52
Year ended 7/31/04                                               $   11.17             0.01               0.63              0.64
Year ended 7/31/05                                               $   11.78             0.11               0.79              0.90
Year ended 7/31/06                                               $   12.55             0.12              (0.44)            (0.32)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                                        $   12.58             0.07              (1.50)            (1.43)
Year ended 7/31/03                                               $   10.84             0.10               0.49              0.59
Year ended 7/31/04                                               $   11.30             0.06               0.64              0.70
Year ended 7/31/05                                               $   11.91             0.17               0.79              0.96
Year ended 7/31/06                                               $   12.68             0.18              (0.43)            (0.25)
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                             NET          TOTAL
                                                                                              TOTAL         ASSET         RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      (EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF        SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/02(e)                                              (0.15)       (0.20)        (0.35)       $   10.91     (16.34%)
Year ended 7/31/03                                                 (0.17)          --         (0.17)       $   11.38       5.94%
Year ended 7/31/04                                                 (0.15)          --         (0.15)       $   12.00       6.76%
Year ended 7/31/05                                                 (0.25)          --         (0.25)       $   12.79       8.73%
Year ended 7/31/06                                                 (0.25)          --         (0.25)       $   12.35      (1.51%)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS A SHARES
Year ended 7/31/02(e)                                              (0.14)       (0.20)        (0.34)       $   10.86     (16.53%)
Year ended 7/31/03                                                 (0.15)          --         (0.15)       $   11.32       5.57%
Year ended 7/31/04                                                 (0.12)          --         (0.12)       $   11.93       6.52%
Year ended 7/31/05                                                 (0.22)          --         (0.22)       $   12.71       8.41%
Year ended 7/31/06                                                 (0.22)          --         (0.22)       $   12.28      (1.71%)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS B SHARES
Year ended 7/31/02(e)                                              (0.11)       (0.20)        (0.31)       $   10.75     (17.14%)
Year ended 7/31/03                                                 (0.08)          --         (0.08)       $   11.19       4.87%
Year ended 7/31/04                                                 (0.03)          --         (0.03)       $   11.80       5.72%
Year ended 7/31/05                                                 (0.13)          --         (0.13)       $   12.57       7.61%
Year ended 7/31/06                                                 (0.12)          --         (0.12)       $   12.13      (2.57%)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS C SHARES
Year ended 7/31/02(e)                                              (0.11)       (0.20)        (0.31)       $   10.73     (17.16%)
Year ended 7/31/03                                                 (0.08)          --         (0.08)       $   11.17       4.90%
Year ended 7/31/04                                                 (0.03)          --         (0.03)       $   11.78       5.71%
Year ended 7/31/05                                                 (0.13)          --         (0.13)       $   12.55       7.62%
Year ended 7/31/06                                                 (0.12)          --         (0.12)       $   12.11      (2.56%)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                                          (0.11)       (0.20)        (0.31)       $   10.84      (9.24%)*
Year ended 7/31/03                                                 (0.13)          --         (0.13)       $   11.30       5.39%
Year ended 7/31/04                                                 (0.09)          --         (0.09)       $   11.91       6.31%
Year ended 7/31/05                                                 (0.19)          --         (0.19)       $   12.68       8.08%
Year ended 7/31/06                                                 (0.18)          --         (0.18)       $   12.25      (1.97%)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE        INCOME          AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/02(e)                                            $ 189,730      1.10%           1.11%          1.13%          78%
Year ended 7/31/03                                               $ 177,052      1.10%           1.39%          1.12%         133%
Year ended 7/31/04                                               $  98,282      1.13%           1.07%          1.13%         166%
Year ended 7/31/05                                               $  59,868      1.02%           1.89%          1.18%         146%
Year ended 7/31/06                                               $  35,740      0.97%           1.86%          1.22%         191%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS A SHARES
Year ended 7/31/02(e)                                            $  81,079      1.34%           0.86%          1.38%          78%
Year ended 7/31/03                                               $  73,287      1.35%           1.14%          1.37%         133%
Year ended 7/31/04                                               $  74,231      1.38%           0.79%          1.38%         166%
Year ended 7/31/05                                               $  59,274      1.27%           1.63%          1.44%         146%
Year ended 7/31/06                                               $  37,286      1.22%           1.61%          1.47%         191%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS B SHARES
Year ended 7/31/02(e)                                            $  14,007      2.10%           0.10%          2.14%          78%
Year ended 7/31/03                                               $  13,972      2.10%           0.39%          2.12%         133%
Year ended 7/31/04                                               $  13,117      2.13%           0.05%          2.13%         166%
Year ended 7/31/05                                               $  10,957      2.02%           0.86%          2.19%         146%
Year ended 7/31/06                                               $   7,536      1.97%           0.86%          2.22%         191%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND CLASS C SHARES
Year ended 7/31/02(e)                                            $   4,963      2.09%           0.11%          2.13%          78%
Year ended 7/31/03                                               $   5,747      2.10%           0.38%          2.12%         133%
Year ended 7/31/04                                               $   4,731      2.13%           0.05%          2.13%         166%
Year ended 7/31/05                                               $   4,046      2.02%           0.85%          2.19%         146%
Year ended 7/31/06                                               $   1,669      1.97%           0.86%          2.21%         191%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                                        $      38      1.63%**         0.55%**        1.68%**        78%
Year ended 7/31/03                                               $     104      1.60%           0.82%          1.61%         133%
Year ended 7/31/04                                               $     176      1.64%           0.52%          1.64%         166%
Year ended 7/31/05                                               $     185      1.52%           1.33%          1.69%         146%
Year ended 7/31/06                                               $     123      1.47%           1.37%          1.72%         191%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 176-177 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                              $    4.91             0.01               1.11              1.12
1/1/02 to 7/31/02(c)                                             $    6.03            (0.01)             (0.13)            (0.14)
Year ended 7/31/03                                               $    5.89            (0.04)@             2.40              2.36
Year ended 7/31/04                                               $    8.20            (0.02)@             2.66              2.64
Year ended 7/31/05                                               $   10.32            (0.01)@             1.41              1.40
Year ended 7/31/06                                               $   11.00             0.02@              0.17              0.19
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                           $    5.93            (0.01)              0.04              0.03
1/1/02 to 7/31/02(c)                                             $    5.96            (0.02)             (0.12)            (0.14)
Year ended 7/31/03                                               $    5.82            (0.06)@             2.37              2.31
Year ended 7/31/04                                               $    8.08            (0.05)@             2.63              2.58
Year ended 7/31/05                                               $   10.14            (0.03)@             1.39              1.36
Year ended 7/31/06                                               $   10.78               --^@             0.15              0.15
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                           $    5.93            (0.01)              0.03              0.02
1/1/02 to 7/31/02(c)                                             $    5.95            (0.03)             (0.13)            (0.16)
Year ended 7/31/03                                               $    5.79            (0.10)@             2.33              2.23
Year ended 7/31/04                                               $    7.97            (0.08)@             2.59              2.51
Year ended 7/31/05                                               $    9.96            (0.04)@             1.36              1.32
Year ended 7/31/06                                               $   10.56            (0.06)@             0.15              0.09
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                           $    5.93            (0.01)              0.04              0.03
1/1/02 to 7/31/02(c)                                             $    5.96            (0.03)             (0.14)            (0.17)
Year ended 7/31/03                                               $    5.79            (0.10)@             2.33              2.23
Year ended 7/31/04                                               $    7.97            (0.08)@             2.59              2.51
Year ended 7/31/05                                               $    9.96            (0.04)@             1.36              1.32
Year ended 7/31/06                                               $   10.56            (0.06)@             0.15              0.09
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/01                                              $    4.88            (0.02)              1.10              1.08
1/1/02 to 7/31/02(c)                                             $    5.96            (0.04)             (0.11)            (0.15)
Year ended 7/31/03                                               $    5.81            (0.07)@             2.36              2.29
Year ended 7/31/04                                               $    8.05            (0.06)@             2.62              2.56
Year ended 7/31/05                                               $   10.09            (0.03)@             1.37              1.34
Year ended 7/31/06                                               $   10.71            (0.03)@             0.16              0.13
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                             $   15.00               --^              2.54              2.54
Year ended 7/31/04                                               $   17.54            (0.03)@             3.50              3.47
Year ended 7/31/05                                               $   20.01            (0.04)@             4.51              4.47
Year ended 7/31/06                                               $   22.82             0.09               0.46              0.55
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                             $   15.00            (0.01)              2.53              2.52
Year ended 7/31/04                                               $   17.52            (0.11)@             3.52              3.41
Year ended 7/31/05                                               $   19.95            (0.10)@             4.49              4.39
Year ended 7/31/06                                               $   22.68             0.02               0.47              0.49
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                             $   15.00            (0.03)              2.51              2.48
Year ended 7/31/04                                               $   17.48            (0.25)@             3.51              3.26
Year ended 7/31/05                                               $   19.76            (0.24)@             4.43              4.19
Year ended 7/31/06                                               $   22.29            (0.13)              0.45              0.32
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                             $   15.00            (0.03)              2.51              2.48
Year ended 7/31/04                                               $   17.48            (0.26)@             3.50              3.24
Year ended 7/31/05                                               $   19.74            (0.24)@             4.41              4.17
Year ended 7/31/06                                               $   22.25            (0.14)              0.46              0.32
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                             $   15.00            (0.01)              2.52              2.51
Year ended 7/31/04                                               $   17.51            (0.16)@             3.52              3.36
Year ended 7/31/05                                               $   19.89            (0.15)@             4.48              4.33
Year ended 7/31/06                                               $   22.56            (0.02)              0.45              0.43
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                             NET          TOTAL
                                                                                              TOTAL         ASSET         RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      (EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF        SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                                   --           --^           --^       $    6.03      22.90%
1/1/02 to 7/31/02(c)                                                  --           --            --        $    5.89      (2.32%)*
Year ended 7/31/03                                                    --        (0.05)        (0.05)       $    8.20      40.26%
Year ended 7/31/04                                                    --        (0.52)        (0.52)       $   10.32      32.84%
Year ended 7/31/05                                                    --        (0.72)        (0.72)       $   11.00      13.86%
Year ended 7/31/06                                                 (0.01)       (3.13)        (3.14)       $    8.05       1.93%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                                --           --            --        $    5.96       0.56%*
1/1/02 to 7/31/02(c)                                                  --           --            --        $    5.82      (2.35%)*
Year ended 7/31/03                                                    --        (0.05)        (0.05)       $    8.08      39.88%
Year ended 7/31/04                                                    --        (0.52)        (0.52)       $   10.14      32.56%
Year ended 7/31/05                                                    --        (0.72)        (0.72)       $   10.78      13.60%
Year ended 7/31/06                                                    --^       (3.13)        (3.13)       $    7.80       1.59%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                                --           --            --        $    5.95       0.39%*
1/1/02 to 7/31/02(c)                                                  --           --            --        $    5.79      (2.69%)*
Year ended 7/31/03                                                    --        (0.05)        (0.05)       $    7.97      38.70%
Year ended 7/31/04                                                    --        (0.52)        (0.52)       $    9.96      32.13%
Year ended 7/31/05                                                    --        (0.72)        (0.72)       $   10.56      13.54%
Year ended 7/31/06                                                    --        (3.13)        (3.13)       $    7.52       0.86%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                                --           --            --        $    5.96       0.56%*
1/1/02 to 7/31/02(c)                                                  --           --            --        $    5.79      (2.85%)*
Year ended 7/31/03                                                    --        (0.05)        (0.05)       $    7.97      38.70%
Year ended 7/31/04                                                    --        (0.52)        (0.52)       $    9.96      32.13%
Year ended 7/31/05                                                    --        (0.72)        (0.72)       $   10.56      13.54%
Year ended 7/31/06                                                    --        (3.13)        (3.13)       $    7.52       0.86%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/01                                                   --           --^           --^       $    5.96      22.22%
1/1/02 to 7/31/02(c)                                                  --           --            --        $    5.81      (2.52%)*
Year ended 7/31/03                                                    --        (0.05)        (0.05)       $    8.05      39.60%
Year ended 7/31/04                                                    --        (0.52)        (0.52)       $   10.09      32.44%
Year ended 7/31/05                                                    --        (0.72)        (0.72)       $   10.71      13.57%
Year ended 7/31/06                                                    --        (3.13)        (3.13)       $    7.71       1.30%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                                  --           --            --        $   17.54      16.87%*
Year ended 7/31/04                                                 (0.02)       (0.98)        (1.00)       $   20.01      20.11%
Year ended 7/31/05                                                    --        (1.66)        (1.66)       $   22.82      23.59%
Year ended 7/31/06                                                 (0.05)       (2.43)        (2.48)       $   20.89       2.62%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                                  --           --            --        $   17.52      16.73%*
Year ended 7/31/04                                                    --^       (0.98)        (0.98)       $   19.95      19.81%
Year ended 7/31/05                                                    --        (1.66)        (1.66)       $   22.68      23.24%
Year ended 7/31/06                                                    --        (2.43)        (2.43)       $   20.74       2.36%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                                  --           --            --        $   17.48      16.47%*
Year ended 7/31/04                                                    --        (0.98)        (0.98)       $   19.76      19.02%
Year ended 7/31/05                                                    --        (1.66)        (1.66)       $   22.29      22.35%
Year ended 7/31/06                                                    --        (2.43)        (2.43)       $   20.18       1.59%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                                  --           --            --        $   17.48      16.47%*
Year ended 7/31/04                                                    --        (0.98)        (0.98)       $   19.74      18.85%
Year ended 7/31/05                                                    --        (1.66)        (1.66)       $   22.25      22.39%
Year ended 7/31/06                                                    --        (2.43)        (2.43)       $   20.14       1.59%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                                  --           --            --        $   17.51      16.67%*
Year ended 7/31/04                                                    --        (0.98)        (0.98)       $   19.89      19.52%
Year ended 7/31/05                                                    --        (1.66)        (1.66)       $   22.56      23.00%
Year ended 7/31/06                                                    --        (2.43)        (2.43)       $   20.56       2.10%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                              $  14,957      1.29%           0.21%          1.35%          47%
1/1/02 to 7/31/02(c)                                             $  45,538      1.40%**        (0.51%)**       1.68%**        16%
Year ended 7/31/03                                               $ 100,676      1.40%          (0.68%)         1.47%          28%
Year ended 7/31/04                                               $ 155,798      1.33%          (0.25%)         1.33%          23%
Year ended 7/31/05                                               $  98,885      1.35%          (0.07%)         1.35%          12%
Year ended 7/31/06                                               $  72,981      1.37%           0.23%          1.40%          42%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                           $     862      1.59%**        (0.36%)**       1.78%**        47%
1/1/02 to 7/31/02(c)                                             $   5,030      1.66%**        (0.77%)**       1.95%**        16%
Year ended 7/31/03                                               $  18,297      1.65%          (0.95%)         1.69%          28%
Year ended 7/31/04                                               $  41,402      1.58%          (0.49%)         1.58%          23%
Year ended 7/31/05                                               $  29,172      1.60%          (0.31%)         1.60%          12%
Year ended 7/31/06                                               $  17,759      1.62%          (0.05%)         1.65%          42%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                           $     352      2.31%**        (1.08%)**       2.52%**        47%
1/1/02 to 7/31/02(c)                                             $   2,709      2.42%**        (1.50%)**       2.72%**        16%
Year ended 7/31/03                                               $   4,254      2.40%          (1.66%)         2.47%          28%
Year ended 7/31/04                                               $   6,937      1.89%          (0.81%)         2.33%          23%
Year ended 7/31/05                                               $   7,348      1.73%          (0.40%)         2.36%          12%
Year ended 7/31/06                                               $   6,032      2.37%          (0.73%)         2.40%          42%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                           $      59      2.32%**        (0.97%)**       2.57%**        47%
1/1/02 to 7/31/02(c)                                             $     712      2.42%**        (1.52%)**       2.73%**        16%
Year ended 7/31/03                                               $   1,166      2.40%          (1.66%)         2.47%          28%
Year ended 7/31/04                                               $   5,624      1.81%          (0.82%)         2.33%          23%
Year ended 7/31/05                                               $   6,143      1.73%          (0.39%)         2.36%          12%
Year ended 7/31/06                                               $   5,161      2.37%          (0.71%)         2.40%          42%
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/01                                              $  19,196      1.79%          (0.29%)         1.85%          47%
1/1/02 to 7/31/02(c)                                             $  18,905      1.90%**        (1.02%)**       2.12%**        16%
Year ended 7/31/03                                               $  25,342      1.90%          (1.15%)         1.97%          28%
Year ended 7/31/04                                               $  41,514      1.68%          (0.61%)         1.83%          23%
Year ended 7/31/05                                               $  36,031      1.64%          (0.34%)         1.85%          12%
Year ended 7/31/06                                               $  17,297      1.87%          (0.34%)         1.90%          42%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                             $  72,783      1.24%**         0.03%**        1.60%**        39%
Year ended 7/31/04                                               $ 107,344      1.25%          (0.15%)         1.41%         279%
Year ended 7/31/05                                               $ 158,505      1.20%          (0.20%)         1.20%         105%
Year ended 7/31/06                                               $ 116,503      1.21%           0.39%          1.24%          99%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                             $     216      1.47%**        (0.21%)**       1.86%**        39%
Year ended 7/31/04                                               $   2,277      1.49%          (0.53%)         1.63%         279%
Year ended 7/31/05                                               $   2,715      1.45%          (0.48%)         1.45%         105%
Year ended 7/31/06                                               $   2,434      1.46%           0.11%          1.49%          99%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                             $     103      2.22%**        (1.07%)**       2.60%**        39%
Year ended 7/31/04                                               $     503      2.24%          (1.26%)         2.38%         279%
Year ended 7/31/05                                               $   1,142      2.19%          (1.18%)         2.20%         105%
Year ended 7/31/06                                               $   1,221      2.21%          (0.64%)         2.24%          99%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                             $      15      2.23%**        (0.97%)**       2.62%**        39%
Year ended 7/31/04                                               $     561      2.24%          (1.31%)         2.38%         279%
Year ended 7/31/05                                               $     927      2.19%          (1.21%)         2.20%         105%
Year ended 7/31/06                                               $     839      2.21%          (0.64%)         2.24%          99%
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                             $     216      1.72%**        (0.51%)**       2.11%**        39%
Year ended 7/31/04                                               $   1,606      1.74%          (0.79%)         1.88%         279%
Year ended 7/31/05                                               $   1,979      1.70%          (0.72%)         1.70%         105%
Year ended 7/31/06                                               $   1,185      1.71%          (0.09%)         1.74%          99%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 178-179 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                              $   18.64             0.05               1.43              1.48
1/1/02 to 7/31/02(c)                                             $   19.14               --              (3.28)            (3.28)
Year ended 7/31/03                                               $   15.86             0.02               3.14              3.16
Year ended 7/31/04                                               $   19.02             0.06               3.62              3.68
Year ended 7/31/05                                               $   22.58             0.10               4.85              4.95
Year ended 7/31/06                                               $   26.04             0.26               1.77              2.03
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                           $   19.44             0.01               0.57              0.58
1/1/02 to 7/31/02(c)                                             $   19.05            (0.02)             (3.26)            (3.28)
Year ended 7/31/03                                               $   15.77               --^              3.08              3.08
Year ended 7/31/04                                               $   18.85               --^              3.59              3.59
Year ended 7/31/05                                               $   22.36             0.04               4.79              4.83
Year ended 7/31/06                                               $   25.76             0.19               1.77              1.96
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                           $   19.44            (0.02)              0.56              0.54
1/1/02 to 7/31/02(c)                                             $   19.03            (0.08)             (3.26)            (3.34)
Year ended 7/31/03                                               $   15.69            (0.13)              3.07              2.94
Year ended 7/31/04                                               $   18.63            (0.14)              3.52              3.38
Year ended 7/31/05                                               $   21.94            (0.14)              4.69              4.55
Year ended 7/31/06                                               $   25.11               --^              1.71              1.71
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                           $   19.44            (0.01)              0.55              0.54
1/1/02 to 7/31/02(c)                                             $   19.02            (0.08)             (3.25)            (3.33)
Year ended 7/31/03                                               $   15.69            (0.12)              3.04              2.92
Year ended 7/31/04                                               $   18.61            (0.13)              3.52              3.39
Year ended 7/31/05                                               $   21.93            (0.15)              4.69              4.54
Year ended 7/31/06                                               $   25.09               --^              1.71              1.71
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/01                                              $   18.61             0.02               1.37              1.39
1/1/02 to 7/31/02(c)                                             $   19.09            (0.04)             (3.27)            (3.31)
Year ended 7/31/03                                               $   15.78            (0.05)              3.09              3.04
Year ended 7/31/04                                               $   18.82            (0.05)              3.59              3.54
Year ended 7/31/05                                               $   22.29            (0.02)              4.77              4.75
Year ended 7/31/06                                               $   25.65             0.13               1.75              1.88
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                             NET          TOTAL
                                                                                              TOTAL         ASSET         RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      (EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF        SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                                (0.07)       (0.91)        (0.98)       $   19.14       7.91%
1/1/02 to 7/31/02(c)                                                  --           --            --        $   15.86     (17.14%)*
Year ended 7/31/03                                                    --           --            --        $   19.02      19.92%
Year ended 7/31/04                                                 (0.05)       (0.07)        (0.12)       $   22.58      19.36%
Year ended 7/31/05                                                 (0.11)       (1.38)        (1.49)       $   26.04      22.51%
Year ended 7/31/06                                                 (0.24)       (2.15)        (2.39)       $   25.68       8.38%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                             (0.06)       (0.91)        (0.97)       $   19.05       2.90%*
1/1/02 to 7/31/02(c)                                                  --           --            --        $   15.77     (17.22%)*
Year ended 7/31/03                                                    --           --            --        $   18.85      19.53%
Year ended 7/31/04                                                 (0.01)       (0.07)        (0.08)       $   22.36      19.07%
Year ended 7/31/05                                                 (0.05)       (1.38)        (1.43)       $   25.76      22.22%
Year ended 7/31/06                                                 (0.18)       (2.15)        (2.33)       $   25.39       8.16%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                             (0.04)       (0.91)        (0.95)       $   19.03       2.76%*
1/1/02 to 7/31/02(c)                                                  --           --            --        $   15.69     (17.55%)*
Year ended 7/31/03                                                    --           --            --        $   18.63      18.74%
Year ended 7/31/04                                                    --        (0.07)        (0.07)       $   21.94      18.15%
Year ended 7/31/05                                                    --        (1.38)        (1.38)       $   25.11      21.33%
Year ended 7/31/06                                                 (0.06)       (2.15)        (2.21)       $   24.61       7.33%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                             (0.04)       (0.92)        (0.96)       $   19.02       2.72%*
1/1/02 to 7/31/02(c)                                                  --           --            --        $   15.69     (17.51%)*
Year ended 7/31/03                                                    --           --            --        $   18.61      18.61%
Year ended 7/31/04                                                    --        (0.07)        (0.07)       $   21.93      18.22%
Year ended 7/31/05                                                    --        (1.38)        (1.38)       $   25.09      21.24%
Year ended 7/31/06                                                 (0.06)       (2.15)        (2.21)       $   24.59       7.33%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/01                                                   --        (0.91)        (0.91)       $   19.09       7.47%
1/1/02 to 7/31/02(c)                                                  --           --            --        $   15.78     (17.34%)*
Year ended 7/31/03                                                    --           --            --        $   18.82      19.26%
Year ended 7/31/04                                                    --        (0.07)        (0.07)       $   22.29      18.81%
Year ended 7/31/05                                                 (0.01)       (1.38)        (1.39)       $   25.65      21.90%
Year ended 7/31/06                                                 (0.12)       (2.15)        (2.27)       $   25.26       7.87%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                              $  18,069      1.23%           0.59%          1.26%          80%
1/1/02 to 7/31/02(c)                                             $  49,844      1.33%**         0.01%**        1.55%**        25%
Year ended 7/31/03                                               $ 182,485      1.33%           0.17%          1.36%          23%
Year ended 7/31/04                                               $ 235,228      1.30%           0.29%          1.30%          17%
Year ended 7/31/05                                               $ 270,131      1.30%           0.41%          1.30%          24%
Year ended 7/31/06                                               $ 226,189      1.29%           0.99%          1.31%          40%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                           $   6,395      1.54%**         0.14%**        1.63%**        80%
1/1/02 to 7/31/02(c)                                             $  18,042      1.59%**        (0.27%)**       1.79%**        25%
Year ended 7/31/03                                               $  19,667      1.58%           0.01%          1.64%          23%
Year ended 7/31/04                                               $  33,156      1.55%           0.04%          1.55%          17%
Year ended 7/31/05                                               $  39,433      1.55%           0.15%          1.55%          24%
Year ended 7/31/06                                               $  38,714      1.54%           0.74%          1.56%          40%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                           $   4,733      2.28%**        (0.59%)**       2.36%**        80%
1/1/02 to 7/31/02(c)                                             $  11,522      2.34%**        (1.02%)**       2.53%**        25%
Year ended 7/31/03                                               $  14,087      2.33%          (0.81%)         2.39%          23%
Year ended 7/31/04                                               $  18,795      2.30%          (0.71%)         2.30%          17%
Year ended 7/31/05                                               $  22,278      2.30%          (0.60%)         2.30%          24%
Year ended 7/31/06                                               $  21,679      2.29%          (0.01%)         2.31%          40%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                           $     497      2.23%**        (0.60%)**       2.33%**        80%
1/1/02 to 7/31/02(c)                                             $   1,593      2.34%**        (1.08%)**       2.53%**        25%
Year ended 7/31/03                                               $   2,036      2.33%          (0.81%)         2.39%          23%
Year ended 7/31/04                                               $   3,824      2.30%          (0.71%)         2.30%          17%
Year ended 7/31/05                                               $   4,553      2.30%          (0.58%)         2.30%          24%
Year ended 7/31/06                                               $   4,455      2.29%          (0.01%)         2.31%          40%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/01                                              $  47,698      1.73%           0.09%          1.76%          80%
1/1/02 to 7/31/02(c)                                             $  38,419      1.83%**        (0.36%)**       1.98%**        25%
Year ended 7/31/03                                               $  37,047      1.83%          (0.30%)         1.89%          23%
Year ended 7/31/04                                               $  39,983      1.80%          (0.20%)         1.80%          17%
Year ended 7/31/05                                               $  42,656      1.80%          (0.09%)         1.80%          24%
Year ended 7/31/06                                               $  32,861      1.79%           0.48%          1.81%          40%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 180-181 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $   13.12             0.09              (1.73)            (1.64)
Year ended 7/31/03                                               $   10.85             0.18@              1.14              1.32
Year ended 7/31/04                                               $   11.85             0.15               2.08              2.23
Year ended 7/31/05                                               $   13.52             0.18               1.95              2.13
Year ended 7/31/06                                               $   15.08             0.21               1.07              1.28
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/02                                               $   13.11             0.07              (1.74)            (1.67)
Year ended 7/31/03                                               $   10.83             0.16@              1.14              1.30
Year ended 7/31/04                                               $   11.83             0.12               2.08              2.20
Year ended 7/31/05                                               $   13.50             0.14               1.94              2.08
Year ended 7/31/06                                               $   15.05             0.17               1.07              1.24
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
Year ended 7/31/02                                               $   13.24            (0.02)             (1.74)            (1.76)
Year ended 7/31/03                                               $   10.93             0.08@              1.15              1.23
Year ended 7/31/04                                               $   11.93             0.03               2.09              2.12
Year ended 7/31/05                                               $   13.61             0.04               1.95              1.99
Year ended 7/31/06                                               $   15.17             0.06               1.08              1.14
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/02                                               $   13.10            (0.03)             (1.73)            (1.76)
Year ended 7/31/03                                               $   10.80             0.08@              1.11              1.19
Year ended 7/31/04                                               $   11.76             0.02               2.07              2.09
Year ended 7/31/05                                               $   13.40             0.03               1.94              1.97
Year ended 7/31/06                                               $   14.94             0.06               1.06              1.12
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   15.05             0.11               1.09              1.20
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                             NET          TOTAL
                                                                                              TOTAL         ASSET         RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      (EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF        SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.10)       (0.53)        (0.63)       $   10.85     (12.96%)
Year ended 7/31/03                                                 (0.16)       (0.16)        (0.32)       $   11.85      12.53%
Year ended 7/31/04                                                 (0.16)       (0.40)        (0.56)       $   13.52      19.22%
Year ended 7/31/05                                                 (0.18)       (0.39)        (0.57)       $   15.08      16.07%
Year ended 7/31/06                                                 (0.20)       (1.44)        (1.64)       $   14.72       9.29%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.08)       (0.53)        (0.61)       $   10.83     (13.24%)
Year ended 7/31/03                                                 (0.14)       (0.16)        (0.30)       $   11.83      12.30%
Year ended 7/31/04                                                 (0.13)       (0.40)        (0.53)       $   13.50      18.96%
Year ended 7/31/05                                                 (0.14)       (0.39)        (0.53)       $   15.05      15.74%
Year ended 7/31/06                                                 (0.16)       (1.44)        (1.60)       $   14.69       9.05%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
Year ended 7/31/02                                                 (0.02)       (0.53)        (0.55)       $   10.93     (13.84%)
Year ended 7/31/03                                                 (0.07)       (0.16)        (0.23)       $   11.93      11.50%
Year ended 7/31/04                                                 (0.04)       (0.40)        (0.44)       $   13.61      18.07%
Year ended 7/31/05                                                 (0.04)       (0.39)        (0.43)       $   15.17      14.85%
Year ended 7/31/06                                                 (0.06)       (1.44)        (1.50)       $   14.81       8.22%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/02                                                 (0.01)       (0.53)        (0.54)       $   10.80     (13.85%)
Year ended 7/31/03                                                 (0.07)       (0.16)        (0.23)       $   11.76      11.28%
Year ended 7/31/04                                                 (0.05)       (0.40)        (0.45)       $   13.40      18.07%
Year ended 7/31/05                                                 (0.04)       (0.39)        (0.43)       $   14.94      14.96%
Year ended 7/31/06                                                 (0.06)       (1.44)        (1.50)       $   14.56       8.21%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.15)       (1.44)        (1.59)       $   14.66       8.72%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $  80,906      1.16%           0.83%          1.19%          22%
Year ended 7/31/03                                               $ 335,967      1.08%           1.74%          1.10%          79%
Year ended 7/31/04                                               $ 632,120      1.07%           1.27%          1.07%          22%
Year ended 7/31/05                                               $ 574,251      1.07%           1.27%          1.07%          31%
Year ended 7/31/06                                               $ 581,507      1.07%           1.40%          1.07%          57%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/02                                               $  12,579      1.40%           0.58%          1.43%          22%
Year ended 7/31/03                                               $  14,100      1.33%           1.51%          1.36%          79%
Year ended 7/31/04                                               $  21,738      1.32%           1.00%          1.32%          22%
Year ended 7/31/05                                               $  24,805      1.32%           1.01%          1.32%          31%
Year ended 7/31/06                                               $  22,968      1.32%           1.16%          1.32%          57%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
Year ended 7/31/02                                               $   2,862      2.17%          (0.17%)         2.20%          22%
Year ended 7/31/03                                               $   3,408      2.08%           0.76%          2.11%          79%
Year ended 7/31/04                                               $   4,807      2.07%           0.27%          2.07%          22%
Year ended 7/31/05                                               $   5,739      2.07%           0.26%          2.07%          31%
Year ended 7/31/06                                               $   5,783      2.07%           0.40%          2.07%          57%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/02                                               $     577      2.16%          (0.18%)         2.19%          22%
Year ended 7/31/03                                               $     884      2.08%           0.75%          2.10%          79%
Year ended 7/31/04                                               $   1,832      2.06%           0.27%          2.06%          22%
Year ended 7/31/05                                               $   2,313      2.07%           0.26%          2.07%          31%
Year ended 7/31/06                                               $   2,227      2.07%           0.41%          2.07%          57%
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $     148      1.57%           0.84%          1.57%          57%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 182-183 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.04#              1.35#              1.39
Year ended 7/31/04                                               $   11.35            0.14#              1.31#              1.45
Year ended 7/31/05                                               $   12.49            0.16#              1.94#              2.10
Year ended 7/31/06                                               $   14.36            0.21#              0.52#              0.73
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.02#              1.33#              1.35
Year ended 7/31/04                                               $   11.33            0.11#              1.30#              1.41
Year ended 7/31/05                                               $   12.45            0.12#              1.95#              2.07
Year ended 7/31/06                                               $   14.32            0.17#              0.51#              0.68
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   10.00           (0.02)#             1.28#              1.26
Year ended 7/31/04                                               $   11.26            0.05#              1.27#              1.32
Year ended 7/31/05                                               $   12.30            0.03#              1.90#              1.93
Year ended 7/31/06                                               $   14.08            0.06#              0.51#              0.57
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   10.00           (0.01)#             1.28#              1.27
Year ended 7/31/04                                               $   11.26            0.03#              1.28#              1.31
Year ended 7/31/05                                               $   12.30            0.03#              1.90#              1.93
Year ended 7/31/06                                               $   14.08            0.06#              0.51#              0.57
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   14.36            0.15#              0.50#              0.65
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.09#              1.58#              1.67
Year ended 7/31/04                                               $   11.59            0.19#              1.03#              1.22
Year ended 7/31/05                                               $   12.48            0.22#              1.50#              1.72
Year ended 7/31/06                                               $   13.91            0.28#              0.34#              0.62
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.07#              1.58#              1.65
Year ended 7/31/04                                               $   11.58            0.16#              1.04#              1.20
Year ended 7/31/05                                               $   12.47            0.19#              1.49#              1.68
Year ended 7/31/06                                               $   13.89            0.26#              0.33#              0.59
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.02#              1.55#              1.57
Year ended 7/31/04                                               $   11.55            0.07#              1.03#              1.10
Year ended 7/31/05                                               $   12.42            0.09#              1.48#              1.57
Year ended 7/31/06                                               $   13.83            0.15#              0.34#              0.49
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.02#              1.55#              1.57
Year ended 7/31/04                                               $   11.55            0.07#              1.02#              1.09
Year ended 7/31/05                                               $   12.41            0.09#              1.49#              1.58
Year ended 7/31/06                                               $   13.83            0.15#              0.33#              0.48
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   13.91            0.24#              0.32#              0.56
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                             NET          TOTAL
                                                                                              TOTAL         ASSET         RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      (EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF        SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                               (0.04)          --         (0.04)       $   11.35      13.92%*
Year ended 7/31/04                                                 (0.13)       (0.18)        (0.31)       $   12.49      12.83%
Year ended 7/31/05                                                 (0.15)       (0.08)        (0.23)       $   14.36      16.91%
Year ended 7/31/06                                                 (0.20)       (0.31)        (0.51)       $   14.58       5.13%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                               (0.02)          --         (0.02)       $   11.33      13.57%*
Year ended 7/31/04                                                 (0.11)       (0.18)        (0.29)       $   12.45      12.49%
Year ended 7/31/05                                                 (0.12)       (0.08)        (0.20)       $   14.32      16.59%
Year ended 7/31/06                                                 (0.16)       (0.31)        (0.47)       $   14.53       4.80%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                                  --^          --            --        $   11.26      12.65%*
Year ended 7/31/04                                                 (0.10)       (0.18)        (0.28)       $   12.30      11.70%
Year ended 7/31/05                                                 (0.07)       (0.08)        (0.15)       $   14.08      15.73%
Year ended 7/31/06                                                 (0.10)       (0.31)        (0.41)       $   14.24       4.10%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                               (0.01)          --         (0.01)       $   11.26      12.74%*
Year ended 7/31/04                                                 (0.09)       (0.18)        (0.27)       $   12.30      11.67%
Year ended 7/31/05                                                 (0.07)       (0.08)        (0.15)       $   14.08      15.80%
Year ended 7/31/06                                                 (0.10)       (0.31)        (0.41)       $   14.24       4.11%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.16)       (0.31)        (0.47)       $   14.54       4.61%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                               (0.08)          --         (0.08)       $   11.59      16.78%*
Year ended 7/31/04                                                 (0.19)       (0.14)        (0.33)       $   12.48      10.54%
Year ended 7/31/05                                                 (0.21)       (0.08)        (0.29)       $   13.91      13.87%
Year ended 7/31/06                                                 (0.28)       (0.27)        (0.55)       $   13.98       4.60%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                               (0.07)          --         (0.07)       $   11.58      16.51%*
Year ended 7/31/04                                                 (0.17)       (0.14)        (0.31)       $   12.47      10.32%
Year ended 7/31/05                                                 (0.18)       (0.08)        (0.26)       $   13.89      13.53%
Year ended 7/31/06                                                 (0.25)       (0.27)        (0.52)       $   13.96       4.36%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                               (0.02)          --         (0.02)       $   11.55      15.70%*
Year ended 7/31/04                                                 (0.09)       (0.14)        (0.23)       $   12.42       9.47%
Year ended 7/31/05                                                 (0.08)       (0.08)        (0.16)       $   13.83      12.68%
Year ended 7/31/06                                                 (0.15)       (0.27)        (0.42)       $   13.90       3.63%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                               (0.02)          --         (0.02)       $   11.55      15.71%*
Year ended 7/31/04                                                 (0.09)       (0.14)        (0.23)       $   12.41       9.45%
Year ended 7/31/05                                                 (0.08)       (0.08)        (0.16)       $   13.83      12.75%
Year ended 7/31/06                                                 (0.15)       (0.27)        (0.42)       $   13.89       3.53%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.25)       (0.27)        (0.52)       $   13.95       4.11%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  32,421      0.08%**         0.45%**        0.78%**        79%
Year ended 7/31/04                                               $  52,085      0.08%           1.09%          0.51%          22%
Year ended 7/31/05                                               $  70,072      0.08%           1.15%          0.47%          35%
Year ended 7/31/06                                               $ 101,365      0.08%           1.38%          0.48%          14%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  10,090      0.33%**         0.16%**        1.24%**        79%
Year ended 7/31/04                                               $  38,249      0.33%           0.80%          0.76%          22%
Year ended 7/31/05                                               $  47,172      0.33%           0.91%          0.72%          35%
Year ended 7/31/06                                               $  50,416      0.33%           1.15%          0.72%          14%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   3,587      1.08%**        (0.54%)**       2.06%**        79%
Year ended 7/31/04                                               $  12,106      1.08%           0.03%          1.51%          22%
Year ended 7/31/05                                               $  16,203      1.08%           0.15%          1.47%          35%
Year ended 7/31/06                                               $  16,926      1.08%           0.39%          1.47%          14%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $     532      1.08%**        (0.62%)**       2.20%**        79%
Year ended 7/31/04                                               $   1,916      1.08%           0.06%          1.51%          22%
Year ended 7/31/05                                               $   2,164      1.08%           0.14%          1.47%          35%
Year ended 7/31/06                                               $   2,661      1.08%           0.37%          1.47%          14%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $     785      0.58%           0.41%          1.00%          14%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  62,677      0.08%**         1.15%**        0.54%**        55%
Year ended 7/31/04                                               $  82,264      0.08%           1.56%          0.45%          16%
Year ended 7/31/05                                               $ 110,379      0.08%           1.62%          0.44%          35%
Year ended 7/31/06                                               $ 135,542      0.08%           2.09%          0.45%          19%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  33,806      0.33%**         0.86%**        0.90%**        55%
Year ended 7/31/04                                               $  94,739      0.33%           1.32%          0.70%          16%
Year ended 7/31/05                                               $ 125,130      0.33%           1.38%          0.69%          35%
Year ended 7/31/06                                               $ 128,564      0.33%           1.86%          0.70%          19%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  12,606      1.08%**         0.10%**        1.60%**        55%
Year ended 7/31/04                                               $  39,636      1.08%           0.53%          1.45%          16%
Year ended 7/31/05                                               $  50,000      1.08%           0.62%          1.44%          35%
Year ended 7/31/06                                               $  53,395      1.08%           1.10%          1.45%          19%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   1,386      1.08%**         0.06%**        1.61%**        55%
Year ended 7/31/04                                               $   8,046      1.08%           0.48%          1.45%          16%
Year ended 7/31/05                                               $   9,034      1.08%           0.62%          1.44%          35%
Year ended 7/31/06                                               $   8,196      1.08%           1.11%          1.45%          19%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   1,370      0.58%           1.48%          0.97%          19%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 184-185 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.14#              0.92#              1.06
Year ended 7/31/04                                               $   10.93            0.21#              0.76#              0.97
Year ended 7/31/05                                               $   11.57            0.27#              0.97#              1.24
Year ended 7/31/06                                               $   12.52            0.33#              0.15#              0.48
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.12#              0.92#              1.04
Year ended 7/31/04                                               $   10.93            0.19#              0.74#              0.93
Year ended 7/31/05                                               $   11.56            0.24#              0.96#              1.20
Year ended 7/31/06                                               $   12.50            0.30#              0.15#              0.45
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.06#              0.89#              0.95
Year ended 7/31/04                                               $   10.89            0.12#              0.73#              0.85
Year ended 7/31/05                                               $   11.51            0.14#              0.97#              1.11
Year ended 7/31/06                                               $   12.45            0.21#              0.14#              0.35
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.06#              0.90#              0.96
Year ended 7/31/04                                               $   10.90            0.12#              0.73#              0.85
Year ended 7/31/05                                               $   11.51            0.15#              0.96#              1.11
Year ended 7/31/06                                               $   12.45            0.21#              0.14#              0.35
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   12.52            0.29#              0.11#              0.40
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.18#              0.60#              0.78
Year ended 7/31/04                                               $   10.62            0.27#              0.51#              0.78
Year ended 7/31/05                                               $   10.95            0.27#              0.73#              1.00
Year ended 7/31/06                                               $   11.59            0.34#              0.04#              0.38
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.15#              0.59#              0.74
Year ended 7/31/04                                               $   10.60            0.22#              0.53#              0.75
Year ended 7/31/05                                               $   10.93            0.25#              0.73#              0.98
Year ended 7/31/06                                               $   11.58            0.32#              0.03#              0.35
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.10#              0.58#              0.68
Year ended 7/31/04                                               $   10.58            0.14#              0.53#              0.67
Year ended 7/31/05                                               $   10.90            0.17#              0.72#              0.89
Year ended 7/31/06                                               $   11.54            0.24#              0.02#              0.26
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.09#              0.59#              0.68
Year ended 7/31/04                                               $   10.59            0.14#              0.52#              0.66
Year ended 7/31/05                                               $   10.90            0.17#              0.72#              0.89
Year ended 7/31/06                                               $   11.54            0.24#              0.03#              0.27
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   11.59            0.25#              0.07#              0.32
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                               (0.13)          --         (0.13)       $   10.93      10.66%*
Year ended 7/31/04                                                 (0.21)       (0.12)        (0.33)       $   11.57       8.84%
Year ended 7/31/05                                                 (0.26)       (0.03)        (0.29)       $   12.52      10.79%
Year ended 7/31/06                                                 (0.33)       (0.24)        (0.57)       $   12.43       3.90%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                               (0.11)          --         (0.11)       $   10.93      10.48%*
Year ended 7/31/04                                                 (0.18)       (0.12)        (0.30)       $   11.56       8.53%
Year ended 7/31/05                                                 (0.23)       (0.03)        (0.26)       $   12.50      10.43%
Year ended 7/31/06                                                 (0.30)       (0.24)        (0.54)       $   12.41       3.65%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                               (0.06)          --         (0.06)       $   10.89       9.58%*
Year ended 7/31/04                                                 (0.11)       (0.12)        (0.23)       $   11.51       7.80%
Year ended 7/31/05                                                 (0.14)       (0.03)        (0.17)       $   12.45       9.58%
Year ended 7/31/06                                                 (0.21)       (0.24)        (0.45)       $   12.35       2.82%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                               (0.06)          --         (0.06)       $   10.90       9.67%*
Year ended 7/31/04                                                 (0.12)       (0.12)        (0.24)       $   11.51       7.76%
Year ended 7/31/05                                                 (0.14)       (0.03)        (0.17)       $   12.45       9.64%
Year ended 7/31/06                                                 (0.20)       (0.24)        (0.44)       $   12.36       2.88%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.29)       (0.24)        (0.53)       $   12.39       3.27%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                               (0.16)          --         (0.16)       $   10.62       7.87%*
Year ended 7/31/04                                                 (0.25)       (0.20)        (0.45)       $   10.95       7.39%
Year ended 7/31/05                                                 (0.27)       (0.09)        (0.36)       $   11.59       9.24%
Year ended 7/31/06                                                 (0.34)       (0.27)        (0.61)       $   11.36       3.39%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                               (0.14)          --         (0.14)       $   10.60       7.51%*
Year ended 7/31/04                                                 (0.22)       (0.20)        (0.42)       $   10.93       7.15%
Year ended 7/31/05                                                 (0.24)       (0.09)        (0.33)       $   11.58       8.97%
Year ended 7/31/06                                                 (0.31)       (0.27)        (0.58)       $   11.35       3.14%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                               (0.10)          --         (0.10)       $   10.58       6.81%*
Year ended 7/31/04                                                 (0.15)       (0.20)        (0.35)       $   10.90       6.35%
Year ended 7/31/05                                                 (0.16)       (0.09)        (0.25)       $   11.54       8.10%
Year ended 7/31/06                                                 (0.23)       (0.27)        (0.50)       $   11.30       2.28%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                               (0.09)          --         (0.09)       $   10.59       6.81%*
Year ended 7/31/04                                                 (0.15)       (0.20)        (0.35)       $   10.90       6.29%
Year ended 7/31/05                                                 (0.16)       (0.09)        (0.25)       $   11.54       8.18%
Year ended 7/31/06                                                 (0.22)       (0.27)        (0.49)       $   11.32       2.43%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.31)       (0.27)        (0.58)       $   11.33       2.84%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------

                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  71,538      0.08%**         1.82%**        0.52%**        55%
Year ended 7/31/04                                               $ 315,055      0.08%           1.76%          0.43%          14%
Year ended 7/31/05                                               $ 340,163      0.08%           2.17%          0.42%          41%
Year ended 7/31/06                                               $ 369,903      0.08%           2.70%          0.43%          30%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  28,991      0.33%**         1.52%**        0.84%**        55%
Year ended 7/31/04                                               $  98,293      0.33%           1.79%          0.68%          14%
Year ended 7/31/05                                               $ 106,044      0.33%           1.92%          0.67%          41%
Year ended 7/31/06                                               $ 100,588      0.33%           2.46%          0.68%          30%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $  14,631      1.08%**         0.74%**        1.63%**        55%
Year ended 7/31/04                                               $  36,778      1.08%           1.05%          1.43%          14%
Year ended 7/31/05                                               $  44,111      1.08%           1.17%          1.42%          41%
Year ended 7/31/06                                               $  43,234      1.08%           1.70%          1.43%          30%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   1,335      1.08%**         0.70%**        1.66%**        55%
Year ended 7/31/04                                               $   7,442      1.08%           1.04%          1.43%          14%
Year ended 7/31/05                                               $   7,912      1.08%           1.16%          1.42%          41%
Year ended 7/31/06                                               $   6,495      1.08%           1.70%          1.43%          30%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $     422      0.58%           2.13%          0.94%          30%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  40,412      0.08%**         2.23%**        0.60%**        72%
Year ended 7/31/04                                               $  38,097      0.08%           2.33%          0.49%          19%
Year ended 7/31/05                                               $  38,606      0.08%           2.44%          0.47%          38%
Year ended 7/31/06                                               $  42,683      0.08%           3.05%          0.50%          22%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $  19,449      0.33%**         1.82%**        1.04%**        72%
Year ended 7/31/04                                               $  40,851      0.33%           2.09%          0.74%          19%
Year ended 7/31/05                                               $  41,446      0.33%           2.18%          0.72%          38%
Year ended 7/31/06                                               $  37,479      0.33%           2.80%          0.75%          22%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   9,083      1.08%**         1.09%**        1.80%**        72%
Year ended 7/31/04                                               $  21,122      1.08%           1.31%          1.49%          19%
Year ended 7/31/05                                               $  22,752      1.08%           1.44%          1.47%          38%
Year ended 7/31/06                                               $  20,488      1.08%           2.05%          1.50%          22%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   1,017      1.08%**         1.07%**        1.73%**        72%
Year ended 7/31/04                                               $   3,576      1.08%           1.26%          1.49%          19%
Year ended 7/31/05                                               $   4,029      1.08%           1.42%          1.47%          38%
Year ended 7/31/06                                               $   3,058      1.08%           2.05%          1.50%          22%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $      62      0.58%           2.76%          1.01%          22%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 186-187 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.23#              0.52#              0.75
Year ended 7/31/04                                               $   10.54            0.31#              0.26#              0.57
Year ended 7/31/05                                               $   10.66            0.31#              0.36#              0.67
Year ended 7/31/06                                               $   10.92            0.40#@            (0.09)#             0.31
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.21#              0.51#              0.72
Year ended 7/31/04                                               $   10.53            0.26#              0.28#              0.54
Year ended 7/31/05                                               $   10.64            0.30#              0.34#              0.64
Year ended 7/31/06                                               $   10.90            0.37#@            (0.09)#             0.28
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.16#              0.49#              0.65
Year ended 7/31/04                                               $   10.50            0.19#              0.27#              0.46
Year ended 7/31/05                                               $   10.61            0.22#              0.34#              0.56
Year ended 7/31/06                                               $   10.87            0.29#@            (0.09)#             0.20
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   10.00            0.15#              0.50#              0.65
Year ended 7/31/04                                               $   10.51            0.18#              0.28#              0.46
Year ended 7/31/05                                               $   10.61            0.23#              0.34#              0.57
Year ended 7/31/06                                               $   10.88            0.29#@            (0.11)#             0.18
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   10.92            0.36#@            (0.12)#             0.24
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                              $    9.96            0.69               0.59               1.28
1/1/02 to 7/31/02(c)                                             $   10.57            0.32               0.08               0.40
Year ended 7/31/03                                               $   10.63            0.58               0.25               0.83
Year ended 7/31/04                                               $   10.91            0.51               0.25               0.76
Year ended 7/31/05                                               $   11.15            0.51               0.39               0.90
Year ended 7/31/06                                               $   11.54            0.52@             (0.23)              0.29
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                             $   11.65            0.17              (0.54)             (0.37)
Year ended 7/31/05                                               $   11.12            0.49               0.38               0.87
Year ended 7/31/06                                               $   11.51            0.48@             (0.22)              0.26
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                             $   11.65            0.15              (0.54)             (0.39)
Year ended 7/31/05                                               $   11.12            0.40               0.39               0.79
Year ended 7/31/06                                               $   11.51            0.40@             (0.23)              0.17
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                          $   10.53            0.16              (0.10)              0.06
1/1/02 to 7/31/02(c)                                             $   10.50            0.27               0.07               0.34
Year ended 7/31/03                                               $   10.55            0.47               0.24               0.71
Year ended 7/31/04                                               $   10.82            0.39               0.25               0.64
Year ended 7/31/05                                               $   11.05            0.39               0.39               0.78
Year ended 7/31/06                                               $   11.43            0.40@             (0.23)              0.17
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/01                                              $    9.95            0.63               0.60               1.23
1/1/02 to 7/31/02(c)                                             $   10.53            0.28               0.10               0.38
Year ended 7/31/03                                               $   10.60            0.51               0.26               0.77
Year ended 7/31/04                                               $   10.88            0.46               0.25               0.71
Year ended 7/31/05                                               $   11.12            0.45               0.39               0.84
Year ended 7/31/06                                               $   11.50            0.45@             (0.22)              0.23
------------------------------------------------------------------------------------------------------------------------------------

                                                              LESS DIVIDENDS AND
                                                              DISTRIBUTIONS FROM
                                                      ----------------------------------
                                                                                                               NET          TOTAL
                                                                                                TOTAL         ASSET        RETURN
                                                          NET          NET       RETURN       DIVIDENDS       VALUE,      EXCLUDES
                                                      INVESTMENT    REALIZED       OF            AND          END OF        SALES
                                                        INCOME        GAINS     CAPITAL     DISTRIBUTIONS     PERIOD       CHARGE)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.21)          --         --          (0.21)         $10.54        7.58%*
Year ended 7/31/04                                      (0.29)       (0.16)        --          (0.45)         $10.66        5.44%
Year ended 7/31/05                                      (0.32)       (0.09)        --          (0.41)         $10.92        6.38%
Year ended 7/31/06                                      (0.40)       (0.11)        --          (0.51)         $10.72        2.88%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                    (0.19)          --         --          (0.19)         $10.53        7.31%*
Year ended 7/31/04                                      (0.27)       (0.16)        --          (0.43)         $10.64        5.11%
Year ended 7/31/05                                      (0.29)       (0.09)        --          (0.38)         $10.90        6.13%
Year ended 7/31/06                                      (0.37)       (0.11)        --          (0.48)         $10.70        2.62%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                    (0.15)          --         --          (0.15)         $10.50        6.54%*
Year ended 7/31/04                                      (0.19)       (0.16)        --          (0.35)         $10.61        4.37%
Year ended 7/31/05                                      (0.21)       (0.09)        --          (0.30)         $10.87        5.34%
Year ended 7/31/06                                      (0.29)       (0.11)        --          (0.40)         $10.67        1.83%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                    (0.14)          --         --          (0.14)         $10.51        6.58%*
Year ended 7/31/04                                      (0.20)       (0.16)        --          (0.36)         $10.61        4.34%
Year ended 7/31/05                                      (0.21)       (0.09)        --          (0.30)         $10.88        5.30%
Year ended 7/31/06                                      (0.28)       (0.11)        --          (0.39)         $10.67        1.72%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                  (0.36)       (0.11)        --          (0.47)         $10.69        2.27%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                     (0.67)          --         --^         (0.67)         $10.57       13.12%
1/1/02 to 7/31/02(c)                                    (0.34)          --         --          (0.34)         $10.63        3.82%*
Year ended 7/31/03                                      (0.55)          --         --          (0.55)         $10.91        7.89%
Year ended 7/31/04                                      (0.52)          --         --          (0.52)         $11.15        7.04%
Year ended 7/31/05                                      (0.50)       (0.01)        --          (0.51)         $11.54        8.21%
Year ended 7/31/06                                      (0.52)       (0.03)        --          (0.55)         $11.28        2.61%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                    (0.16)          --         --          (0.16)         $11.12       (3.15%)*
Year ended 7/31/05                                      (0.47)       (0.01)        --          (0.48)         $11.51        7.96%
Year ended 7/31/06                                      (0.49)       (0.03)        --          (0.52)         $11.25        2.36%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                    (0.14)          --         --          (0.14)         $11.12       (3.36%)*
Year ended 7/31/05                                      (0.39)       (0.01)        --          (0.40)         $11.51        7.16%
Year ended 7/31/06                                      (0.40)       (0.03)        --          (0.43)         $11.25        1.60%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                 (0.09)          --         --          (0.09)         $10.50        0.62%*
1/1/02 to 7/31/02(c)                                    (0.29)          --         --          (0.29)         $10.55        3.22%*
Year ended 7/31/03                                      (0.44)          --         --          (0.44)         $10.82        6.82%
Year ended 7/31/04                                      (0.41)          --         --          (0.41)         $11.05        6.07%
Year ended 7/31/05                                      (0.39)       (0.01)        --          (0.40)         $11.43        7.12%
Year ended 7/31/06                                      (0.40)       (0.03)        --          (0.43)         $11.17        1.62%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/01                                     (0.65)          --         --^         (0.65)         $10.53       12.64%
1/1/02 to 7/31/02(c)                                    (0.31)          --         --          (0.31)         $10.60        3.64%*
Year ended 7/31/03                                      (0.49)          --         --          (0.49)         $10.88        7.36%
Year ended 7/31/04                                      (0.47)          --         --          (0.47)         $11.12        6.55%
Year ended 7/31/05                                      (0.45)       (0.01)        --          (0.46)         $11.50        7.70%
Year ended 7/31/06                                      (0.46)       (0.03)        --          (0.49)         $11.24        2.11%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------

                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                             $  16,014      0.08%**         2.90%**        0.75%**        63%
Year ended 7/31/04                                               $  14,201      0.08%           2.79%          0.58%          27%
Year ended 7/31/05                                               $  22,236      0.08%           3.00%          0.54%          46%
Year ended 7/31/06                                               $  24,385      0.08%           3.72%          0.58%          15%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                             $   9,387      0.33%**         2.52%**        1.17%**        63%
Year ended 7/31/04                                               $  20,461      0.33%           2.59%          0.84%          27%
Year ended 7/31/05                                               $  20,014      0.33%           2.76%          0.79%          46%
Year ended 7/31/06                                               $  16,138      0.33%           3.45%          0.82%          15%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                             $   8,795      1.08%**         1.75%**        1.86%**        63%
Year ended 7/31/04                                               $  13,524      1.08%           1.80%          1.58%          27%
Year ended 7/31/05                                               $  12,688      1.08%           2.01%          1.54%          46%
Year ended 7/31/06                                               $  10,208      1.08%           2.69%          1.57%          15%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                             $   2,203      1.08%**         1.63%**        1.86%**        63%
Year ended 7/31/04                                               $   6,563      1.08%           1.81%          1.58%          27%
Year ended 7/31/05                                               $   5,304      1.08%           2.01%          1.54%          46%
Year ended 7/31/06                                               $   3,816      1.08%           2.68%          1.57%          15%
------------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM ADVISOR SHARES
Year ended 7/31/06 (h)                                           $      45      0.58%           3.36%          1.09%          15%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/01                                              $   3,142      1.26%           6.62%          1.28%          34%
1/1/02 to 7/31/02(c)                                             $  11,491      1.35%**         5.14%**        1.63%**        27%
Year ended 7/31/03                                               $  67,649      1.35%           5.25%          1.35%          38%
Year ended 7/31/04                                               $  90,995      1.33%           4.64%          1.33%          36%
Year ended 7/31/05                                               $  97,921      1.36%           4.47%          1.36%          17%
Year ended 7/31/06                                               $ 107,130      1.31%           4.56%          1.34%           8%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                             $     954      1.63%**         5.02%**        1.63%**        36%
Year ended 7/31/05                                               $   4,423      1.62%           4.25%          1.62%          17%
Year ended 7/31/06                                               $   4,429      1.56%           4.30%          1.59%           8%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                             $     389      2.37%**         4.27%**        2.37%**        36%
Year ended 7/31/05                                               $   1,909      2.37%           3.49%          2.37%          17%
Year ended 7/31/06                                               $   1,588      2.31%           3.57%          2.34%           8%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                          $   1,755      2.39%**         8.97%**        2.55%**        34%
1/1/02 to 7/31/02(c)                                             $   8,148      2.37%**         3.97%**        2.66%**        27%
Year ended 7/31/03                                               $  37,810      2.32%           4.35%          2.35%          38%
Year ended 7/31/04                                               $  39,298      2.33%           3.62%          2.33%          36%
Year ended 7/31/05                                               $  29,176      2.35%           3.47%          2.35%          17%
Year ended 7/31/06                                               $  20,019      2.32%           3.53%          2.34%           8%
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/01                                              $  34,105      1.76%           6.12%          1.78%          34%
1/1/02 to 7/31/02(c)                                             $  31,240      1.85%**         4.49%**        2.07%**        27%
Year ended 7/31/03                                               $  36,345      1.85%           4.68%          1.88%          38%
Year ended 7/31/04                                               $  39,982      1.83%           4.12%          1.83%          36%
Year ended 7/31/05                                               $  32,531      1.85%           3.96%          1.85%          17%
Year ended 7/31/06                                               $  20,880      1.82%           4.03%          1.84%           8%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 188-189 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES ++
Year ended 7/31/02                                               $   25.47            (0.21)             (7.20)            (7.41)
Year ended 7/31/03                                               $   18.06            (0.12)              0.23              0.11
Year ended 7/31/04                                               $   18.17            (0.19)              1.12              0.93
Year ended 7/31/05                                               $   19.10            (0.15)@             2.76              2.61
Year ended 7/31/06                                               $   21.71             0.28@              0.83              1.11
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES ++
Year ended 7/31/02                                               $   25.28            (0.29)             (7.11)            (7.40)
Year ended 7/31/03                                               $   17.88            (0.16)              0.22              0.06
Year ended 7/31/04                                               $   17.94            (0.20)              1.08              0.88
Year ended 7/31/05                                               $   18.82            (0.19)@             2.71              2.52
Year ended 7/31/06                                               $   21.34             0.23@              0.85              1.08
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES ++
Year ended 7/31/02                                               $   25.59            (0.34)             (7.40)            (7.74)
Year ended 7/31/03                                               $   17.85            (0.24)              0.16             (0.08)
Year ended 7/31/04                                               $   17.77            (0.31)              1.05              0.74
Year ended 7/31/05                                               $   18.51            (0.33)@             2.65              2.32
Year ended 7/31/06                                               $   20.83             0.06@              0.80              0.86
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES ++
Year ended 7/31/02                                               $   24.75            (0.50)             (6.88)            (7.38)
Year ended 7/31/03                                               $   17.37            (0.30)              0.23             (0.07)
Year ended 7/31/04                                               $   17.30            (0.36)              1.07              0.71
Year ended 7/31/05                                               $   18.01            (0.32)@             2.58              2.26
Year ended 7/31/06                                               $   20.27             0.07@              0.78              0.85
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND ADVISOR SHARES ++
Year ended 7/31/06 (h)                                           $   21.34             0.15@              0.83              0.98
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET         NET        DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME       GAINS     DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES ++
Year ended 7/31/02                                                    --          --             --        $   18.06     (29.09%)
Year ended 7/31/03                                                    --          --             --        $   18.17       0.61%
Year ended 7/31/04                                                    --          --             --        $   19.10       5.12%
Year ended 7/31/05                                                    --          --             --        $   21.71      13.66%
Year ended 7/31/06                                                 (0.26)         --          (0.26)       $   22.56       5.14%
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES ++
Year ended 7/31/02                                                    --          --             --        $   17.88     (29.27%)
Year ended 7/31/03                                                    --          --             --        $   17.94       0.34%
Year ended 7/31/04                                                    --          --             --        $   18.82       4.91%
Year ended 7/31/05                                                    --          --             --        $   21.34      13.39%
Year ended 7/31/06                                                 (0.24)         --          (0.24)       $   22.18       5.05%
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES ++
Year ended 7/31/02                                                    --          --             --        $   17.85     (30.25%)
Year ended 7/31/03                                                    --          --             --        $   17.77      (0.45%)
Year ended 7/31/04                                                    --          --             --        $   18.51       4.16%
Year ended 7/31/05                                                    --          --             --        $   20.83      12.53%
Year ended 7/31/06                                                 (0.16)         --          (0.16)       $   21.53       4.13%
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES ++
Year ended 7/31/02                                                    --          --             --        $   17.37     (29.82%)
Year ended 7/31/03                                                    --          --             --        $   17.30      (0.40%)
Year ended 7/31/04                                                    --          --             --        $   18.01       4.10%
Year ended 7/31/05                                                    --          --             --        $   20.27      12.55%
Year ended 7/31/06                                                 (0.15)         --          (0.15)       $   20.97       4.22%
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND ADVISOR SHARES ++
Year ended 7/31/06 (h)                                             (0.21)         --          (0.21)       $   22.11       4.59%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------

                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES ++
Year ended 7/31/02                                               $  16,623      1.38%          (0.79%)         1.38%          70%
Year ended 7/31/03                                               $  14,659      1.47%          (0.67%)         1.63%          50%
Year ended 7/31/04                                               $   7,166      1.43%          (0.68%)         1.74%          81%
Year ended 7/31/05                                               $   5,973      1.45%          (0.73%)         1.99%          28%
Year ended 7/31/06                                               $  15,759      0.73%           1.25%          2.72%         147%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES ++
Year ended 7/31/02                                               $   9,132      1.63%          (1.03%)         1.63%          70%
Year ended 7/31/03                                               $   8,264      1.72%          (0.92%)         1.89%          50%
Year ended 7/31/04                                               $   9,391      1.68%          (0.98%)         2.00%          81%
Year ended 7/31/05                                               $   7,087      1.70%          (0.98%)         2.24%          28%
Year ended 7/31/06                                               $   4,670      0.98%           1.08%          2.93%         147%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES ++
Year ended 7/31/02                                               $     285      2.27%          (1.89%)         2.27%          70%
Year ended 7/31/03                                               $     350      2.47%          (1.68%)         2.63%          50%
Year ended 7/31/04                                               $     441      2.43%          (1.74%)         2.74%          81%
Year ended 7/31/05                                               $     311      2.45%          (1.73%)         2.97%          28%
Year ended 7/31/06                                               $     371      1.73%           0.27%          3.70%         147%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES ++
Year ended 7/31/02                                               $     837      2.38%          (1.78%)         2.38%          70%
Year ended 7/31/03                                               $     727      2.47%          (1.67%)         2.64%          50%
Year ended 7/31/04                                               $     580      2.43%          (1.71%)         2.75%          81%
Year ended 7/31/05                                               $     516      2.45%          (1.73%)         3.00%          28%
Year ended 7/31/06                                               $     389      1.73%           0.32%          3.71%         147%
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND ADVISOR SHARES ++
Year ended 7/31/06 (h)                                           $      13      1.23%           0.67%          3.35%         147%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 190-191 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                $10.37              (0.12)             (4.70)             (4.82)
Year ended 7/31/03                                                $ 5.55              (0.09)@             3.26               3.17
Year ended 7/31/04                                                $ 8.72              (0.11)@            (0.15)             (0.26)
Year ended 7/31/05                                                $ 8.46              (0.13)@             1.63               1.50
Year ended 7/31/06                                                $ 9.96              (0.14)@             0.24               0.10
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS A SHARES
Year ended 7/31/02                                                $10.35              (0.13)             (4.70)             (4.83)
Year ended 7/31/03                                                $ 5.52              (0.11)@             3.25               3.14
Year ended 7/31/04                                                $ 8.66              (0.13)@            (0.15)             (0.28)
Year ended 7/31/05                                                $ 8.38              (0.15)@             1.60               1.45
Year ended 7/31/06                                                $ 9.83              (0.16)@             0.24               0.08
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS B SHARES
Year ended 7/31/02                                                $10.28              (0.17)             (4.67)             (4.84)
Year ended 7/31/03                                                $ 5.44              (0.15)@             3.18               3.03
Year ended 7/31/04                                                $ 8.47              (0.20)@            (0.13)             (0.33)
Year ended 7/31/05                                                $ 8.14              (0.21)@             1.55               1.34
Year ended 7/31/06                                                $ 9.48              (0.23)@             0.24               0.01
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS C SHARES
Year ended 7/31/02                                                $10.24              (0.24)             (4.57)             (4.81)
Year ended 7/31/03                                                $ 5.43              (0.16)@             3.17               3.01
Year ended 7/31/04                                                $ 8.44              (0.21)@            (0.12)             (0.33)
Year ended 7/31/05                                                $ 8.11              (0.20)@             1.54               1.34
Year ended 7/31/06                                                $ 9.45              (0.23)@             0.24               0.01
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                            $ 8.91              (0.08)             (3.32)             (3.40)
Year ended 7/31/03                                                $ 5.51              (0.13)@             3.23               3.10
Year ended 7/31/04                                                $ 8.61              (0.16)@            (0.14)             (0.30)
Year ended 7/31/05                                                $ 8.31              (0.17)@             1.59               1.42
Year ended 7/31/06                                                $ 9.73              (0.19)@             0.25               0.06
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                  --          --             --          $    5.55     (46.48%)
Year ended 7/31/03                                                  --          --             --          $    8.72      57.12%
Year ended 7/31/04                                                  --          --             --          $    8.46      (2.98%)
Year ended 7/31/05                                                  --          --             --          $    9.96      17.73%
Year ended 7/31/06                                                  --          --             --          $   10.06       1.00%
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS A SHARES
Year ended 7/31/02                                                  --          --             --          $    5.52     (46.67%)
Year ended 7/31/03                                                  --          --             --          $    8.66      56.88%
Year ended 7/31/04                                                  --          --             --          $    8.38      (3.23%)
Year ended 7/31/05                                                  --          --             --          $    9.83      17.30%
Year ended 7/31/06                                                  --          --             --          $    9.91       0.81%
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS B SHARES
Year ended 7/31/02                                                  --          --             --          $    5.44     (47.08%)
Year ended 7/31/03                                                  --          --             --          $    8.47      55.70%
Year ended 7/31/04                                                  --          --             --          $    8.14      (3.90%)
Year ended 7/31/05                                                  --          --             --          $    9.48      16.46%
Year ended 7/31/06                                                  --          --             --          $    9.49       0.11%
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS C SHARES
Year ended 7/31/02                                                  --          --             --          $    5.43     (46.97%)
Year ended 7/31/03                                                  --          --             --          $    8.44      55.43%
Year ended 7/31/04                                                  --          --             --          $    8.11      (3.79%)
Year ended 7/31/05                                                  --          --             --          $    9.45      16.50%
Year ended 7/31/06                                                  --          --             --          $    9.46       0.11%
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                              --          --             --          $    5.51     (34.48%)*
Year ended 7/31/03                                                  --          --             --          $    8.61      56.26%
Year ended 7/31/04                                                  --          --             --          $    8.31      (3.37%)
Year ended 7/31/05                                                  --          --             --          $    9.73      16.95%
Year ended 7/31/06                                                  --          --             --          $    9.79       0.62%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------

                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $  21,183      1.51%          (1.35%)         1.51%          97%
Year ended 7/31/03                                               $  29,573      1.55%          (1.46%)         1.87%         258%
Year ended 7/31/04                                               $  37,573      1.20%          (1.07%)         1.55%         191%
Year ended 7/31/05                                               $  38,941      1.63%          (1.40%)         1.63%         367%
Year ended 7/31/06                                               $  47,523      1.51%          (1.24%)         1.51%         506%
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS A SHARES
Year ended 7/31/02                                               $   3,256      1.75%          (1.59%)         1.75%          97%
Year ended 7/31/03                                               $   5,218      1.81%          (1.71%)         2.13%         258%
Year ended 7/31/04                                               $   7,105      1.45%          (1.31%)         1.80%         191%
Year ended 7/31/05                                               $   5,699      1.87%          (1.64%)         1.87%         367%
Year ended 7/31/06                                               $   4,048      1.76%          (1.48%)         1.76%         506%
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS B SHARES
Year ended 7/31/02                                               $     679      2.51%          (2.35%)         2.51%          97%
Year ended 7/31/03                                               $   1,164      2.55%          (2.45%)         2.87%         258%
Year ended 7/31/04                                               $   1,436      2.20%          (2.06%)         2.56%         191%
Year ended 7/31/05                                               $   1,160      2.62%          (2.39%)         2.62%         367%
Year ended 7/31/06                                               $     935      2.51%          (2.23%)         2.51%         506%
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND CLASS C SHARES
Year ended 7/31/02                                               $      96      2.45%          (2.29%)         2.45%          97%
Year ended 7/31/03                                               $   1,081      2.47%          (2.37%)         2.82%         258%
Year ended 7/31/04                                               $   1,757      2.20%          (2.07%)         2.55%         191%
Year ended 7/31/05                                               $     590      2.60%          (2.37%)         2.60%         367%
Year ended 7/31/06                                               $     787      2.51%          (2.25%)         2.51%         506%
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                           $       6      1.95%**        (1.82%)**       1.95%**        97%
Year ended 7/31/03                                               $      55      1.90%          (1.83%)         2.30%         258%
Year ended 7/31/04                                               $     247      1.71%          (1.58%)         2.04%         191%
Year ended 7/31/05                                               $     239      2.12%          (1.89%)         2.12%         367%
Year ended 7/31/06                                               $   1,919      2.01%          (1.77%)         2.01%         506%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 192-193 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD        INCOME/(LOSS)       TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 9.04                0.02              (1.30)             (1.28)
Year ended 7/31/03                                               $ 7.65                0.06               0.12               0.18
Year ended 7/31/04                                               $ 7.79                0.06@              1.61               1.67
Year ended 7/31/05                                               $ 9.32                0.13               1.54               1.67
Year ended 7/31/06                                               $10.79                0.15@              2.37               2.52
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/02                                               $ 9.02               (0.04)             (1.24)             (1.28)
Year ended 7/31/03                                               $ 7.64                0.07               0.12               0.19
Year ended 7/31/04                                               $ 7.81                0.05@              1.59               1.64
Year ended 7/31/05                                               $ 9.33                0.10               1.54               1.64
Year ended 7/31/06                                               $10.80                0.13@              2.36               2.49
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS B SHARES
Year ended 7/31/02                                               $ 9.06               (0.05)             (1.31)             (1.36)
Year ended 7/31/03                                               $ 7.60                  --^              0.11               0.11
Year ended 7/31/04                                               $ 7.71               (0.02)@             1.59               1.57
Year ended 7/31/05                                               $ 9.23                0.02               1.52               1.54
Year ended 7/31/06                                               $10.66                0.04@              2.32               2.36
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/02                                               $ 8.82               (0.08)             (1.24)             (1.32)
Year ended 7/31/03                                               $ 7.40                0.02               0.08               0.10
Year ended 7/31/04                                               $ 7.50               (0.02)@             1.54               1.52
Year ended 7/31/05                                               $ 8.99                0.02               1.49               1.51
Year ended 7/31/06                                               $10.39                0.03@              2.28               2.31
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                                           $ 8.67                0.02@              0.65               0.67
Year ended 7/31/05                                               $ 9.31                0.08               1.54               1.62
Year ended 7/31/06                                               $10.78                0.08@              2.37               2.45
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.11)          --         (0.11)       $    7.65     (14.30%)
Year ended 7/31/03                                                 (0.04)          --         (0.04)       $    7.79       2.47%
Year ended 7/31/04                                                 (0.14)          --         (0.14)       $    9.32      21.56%
Year ended 7/31/05                                                 (0.20)          --         (0.20)       $   10.79      17.99%
Year ended 7/31/06                                                 (0.20)       (0.28)        (0.48)       $   12.83      23.86%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/02                                                 (0.10)          --         (0.10)       $    7.64     (14.23%)
Year ended 7/31/03                                                 (0.02)          --         (0.02)       $    7.81       2.52%
Year ended 7/31/04                                                 (0.12)          --         (0.12)       $    9.33      21.11%
Year ended 7/31/05                                                 (0.17)          --         (0.17)       $   10.80      17.79%
Year ended 7/31/06                                                 (0.17)       (0.28)        (0.45)       $   12.84      23.53%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS B SHARES
Year ended 7/31/02                                                 (0.10)          --         (0.10)       $    7.60     (15.11%)
Year ended 7/31/03                                                    --           --            --        $    7.71       1.45%
Year ended 7/31/04                                                 (0.05)          --         (0.05)       $    9.23      20.43%
Year ended 7/31/05                                                 (0.11)          --         (0.11)       $   10.66      16.76%
Year ended 7/31/06                                                 (0.10)       (0.28)        (0.38)       $   12.64      22.59%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/02                                                 (0.10)          --         (0.10)       $    7.40     (15.07%)
Year ended 7/31/03                                                    --           --            --        $    7.50       1.35%
Year ended 7/31/04                                                 (0.03)          --         (0.03)       $    8.99      20.32%
Year ended 7/31/05                                                 (0.11)          --         (0.11)       $   10.39      16.83%
Year ended 7/31/06                                                 (0.11)       (0.28)        (0.39)       $   12.31      22.61%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                                             (0.03)          --         (0.03)       $    9.31       7.70%*
Year ended 7/31/05                                                 (0.15)          --         (0.15)       $   10.78      17.43%
Year ended 7/31/06                                                 (0.12)       (0.28)        (0.40)       $   12.83      23.18%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------

                                                                              RATIOS OF                      RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE     INCOME/(LOSS)      AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE          NET       TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 148,593      1.38%           0.17%          1.38%          23%
Year ended 7/31/03                                               $ 159,160      1.42%           0.96%          1.45%          44%
Year ended 7/31/04                                               $ 324,852      1.36%           0.61%          1.42%          50%
Year ended 7/31/05                                               $ 282,476      1.35%           1.15%          1.39%          21%
Year ended 7/31/06                                               $ 434,572      1.35%           1.24%          1.37%          23%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/02                                               $   4,105      1.62%           0.17%          1.62%          23%
Year ended 7/31/03                                               $   5,489      1.67%           0.88%          1.69%          44%
Year ended 7/31/04                                               $  22,999      1.61%           0.51%          1.67%          50%
Year ended 7/31/05                                               $  20,509      1.60%           0.88%          1.64%          21%
Year ended 7/31/06                                               $  27,725      1.60%           1.03%          1.62%          23%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS B SHARES
Year ended 7/31/02                                               $     246      2.38%          (0.79%)         2.38%          23%
Year ended 7/31/03                                               $     340      2.42%           0.01%          2.45%          44%
Year ended 7/31/04                                               $     793      2.36%          (0.21%)         2.42%          50%
Year ended 7/31/05                                               $   1,280      2.35%           0.23%          2.39%          21%
Year ended 7/31/06                                               $   2,060      2.35%           0.32%          2.37%          23%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/02                                               $     127      2.38%          (0.94%)         2.38%          23%
Year ended 7/31/03                                               $     304      2.39%           0.64%          2.44%          44%
Year ended 7/31/04                                               $     555      2.36%          (0.22%)         2.42%          50%
Year ended 7/31/05                                               $     962      2.35%           0.26%          2.39%          21%
Year ended 7/31/06                                               $   1,139      2.35%           0.29%          2.37%          23%
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                                           $  12,360      1.85%**         0.31%**        1.92%**        50%
Year ended 7/31/05                                               $  12,315      1.85%           0.64%          1.89%          21%
Year ended 7/31/06                                               $   9,631      1.85%           0.68%          1.88%          23%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 194-195 Spread

FIFTH THIRD FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD           INCOME           TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05 (d) to 7/31/06                                          $   10.00             0.44              (0.28)             0.16
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05 (d) to 7/31/06                                          $   10.00             0.41              (0.27)             0.14
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05 (d) to 7/31/06                                          $   10.00             0.33              (0.24)             0.09
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05 (d) to 7/31/06                                          $   10.00             0.35              (0.25)             0.10
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND ADVISOR SHARES
11/29/05 (d) to 7/31/06                                          $   10.00             0.39              (0.26)             0.13
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $    9.97             0.50              (0.01)             0.49
Year ended 7/31/03                                               $    9.93             0.39               0.09              0.48
Year ended 7/31/04                                               $    9.96             0.28               0.14              0.42
Year ended 7/31/05                                               $   10.02             0.34               0.10              0.44
Year ended 7/31/06                                               $   10.07             0.42              (0.30)             0.12
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $    9.95             0.51              (0.03)             0.48
Year ended 7/31/03                                               $    9.92             0.37               0.08              0.45
Year ended 7/31/04                                               $    9.95             0.25               0.16              0.41
Year ended 7/31/05                                               $   10.02             0.30               0.11              0.41
Year ended 7/31/06                                               $   10.07             0.39              (0.30)             0.09
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   10.13             0.29              (0.17)             0.12
Year ended 7/31/03                                               $    9.93             0.28               0.08              0.36
Year ended 7/31/04                                               $    9.95             0.15               0.18              0.33
Year ended 7/31/05                                               $   10.02             0.23               0.10              0.33
Year ended 7/31/06                                               $   10.07             0.32              (0.30)             0.02
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $   10.13             0.27              (0.16)             0.11
Year ended 7/31/03                                               $    9.93             0.29               0.08              0.37
Year ended 7/31/04                                               $    9.96             0.17               0.15              0.32
Year ended 7/31/05                                               $   10.02             0.23               0.10              0.33
Year ended 7/31/06                                               $   10.07             0.31              (0.28)             0.03
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                           $   10.13             0.35              (0.19)             0.16
Year ended 7/31/03                                               $    9.93             0.34               0.08              0.42
Year ended 7/31/04                                               $    9.96             0.23               0.14              0.37
Year ended 7/31/05                                               $   10.02             0.28               0.11              0.39
Year ended 7/31/06                                               $   10.07             0.36              (0.30)             0.06
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05 (d) to 7/31/06                                            (0.42)          --         (0.42)       $    9.74       1.59%*
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05 (d) to 7/31/06                                            (0.40)          --         (0.40)       $    9.74       1.44%*
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05 (d) to 7/31/06                                            (0.36)          --         (0.36)       $    9.73       0.91%*
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05 (d) to 7/31/06                                            (0.36)          --         (0.36)       $    9.74       0.94%*
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND ADVISOR SHARES
11/29/05 (d) to 7/31/06                                            (0.39)          --         (0.39)       $    9.74       1.26%*
-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.53)          --         (0.53)       $    9.93       5.06%
Year ended 7/31/03                                                 (0.45)          --         (0.45)       $    9.96       4.79%
Year ended 7/31/04                                                 (0.36)          --         (0.36)       $   10.02       4.26%
Year ended 7/31/05                                                 (0.38)       (0.01)        (0.39)       $   10.07       4.43%
Year ended 7/31/06                                                 (0.45)       (0.06)        (0.51)       $    9.68       1.21%
-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.51)          --         (0.51)       $    9.92       4.91%
Year ended 7/31/03                                                 (0.42)          --         (0.42)       $    9.95       4.62%
Year ended 7/31/04                                                 (0.34)          --         (0.34)       $   10.02       4.00%
Year ended 7/31/05                                                 (0.35)       (0.01)        (0.36)       $   10.07       4.17%
Year ended 7/31/06                                                 (0.42)       (0.06)        (0.48)       $    9.68       0.97%
-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                             (0.32)          --         (0.32)       $    9.93       1.22%*
Year ended 7/31/03                                                 (0.34)          --         (0.34)       $    9.95       3.74%
Year ended 7/31/04                                                 (0.26)          --         (0.26)       $   10.02       3.19%
Year ended 7/31/05                                                 (0.27)       (0.01)        (0.28)       $   10.07       3.38%
Year ended 7/31/06                                                 (0.35)       (0.06)        (0.41)       $    9.68       0.20%
-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                             (0.31)          --         (0.31)       $    9.93       1.20%*
Year ended 7/31/03                                                 (0.34)          --         (0.34)       $    9.96       3.75%
Year ended 7/31/04                                                 (0.26)          --         (0.26)       $   10.02       3.20%
Year ended 7/31/05                                                 (0.27)       (0.01)        (0.28)       $   10.07       3.37%
Year ended 7/31/06                                                 (0.35)       (0.06)        (0.41)       $    9.69       0.30%
-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                             (0.36)          --         (0.36)       $    9.93       1.69%*
Year ended 7/31/03                                                 (0.39)          --         (0.39)       $    9.96       4.25%
Year ended 7/31/04                                                 (0.31)          --         (0.31)       $   10.02       3.73%
Year ended 7/31/05                                                 (0.33)       (0.01)        (0.34)       $   10.07       3.90%
Year ended 7/31/06                                                 (0.39)       (0.06)        (0.45)       $    9.68       0.69%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                     RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE        INCOME         AVERAGE      PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE         NET        TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05 (d) to 7/31/06                                          $  66,033      0.74%**         6.77%**        1.15%**        41%
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05 (d) to 7/31/06                                          $     227      0.99%**         6.74%**        2.98%**        41%
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05 (d) to 7/31/06                                          $      96      1.74%**         5.98%**        7.16%**        41%
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05 (d) to 7/31/06                                          $      55      1.74%**         5.93%**        8.04%**        41%
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND ADVISOR SHARES
11/29/05 (d) to 7/31/06                                          $      10      1.24%**         5.98%**       24.09%**        41%
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 403,677      0.81%           4.74%          0.90%         229%
Year ended 7/31/03                                               $ 303,450      0.80%           3.86%          0.89%         332%
Year ended 7/31/04                                               $ 277,706      0.79%           2.75%          0.90%         389%
Year ended 7/31/05                                               $ 292,043      0.78%           3.28%          0.91%         385%
Year ended 7/31/06                                               $ 252,145      0.74%           4.23%          0.90%         352%
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $  19,949      1.06%           4.47%          1.16%         229%
Year ended 7/31/03                                               $  20,572      1.05%           3.57%          1.14%         332%
Year ended 7/31/04                                               $  22,559      1.04%           2.51%          1.15%         389%
Year ended 7/31/05                                               $  15,876      1.03%           3.01%          1.16%         385%
Year ended 7/31/06                                               $  11,657      0.99%           3.97%          1.15%         352%
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   6,857      1.81%**         3.70%**        1.93%**       229%
Year ended 7/31/03                                               $   7,418      1.80%           2.81%          1.89%         332%
Year ended 7/31/04                                               $   4,512      1.79%           1.76%          1.90%         389%
Year ended 7/31/05                                               $   3,907      1.78%           2.27%          1.91%         385%
Year ended 7/31/06                                               $   2,655      1.74%           3.20%          1.91%         352%
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $   1,194      1.81%**         3.68%**        1.92%**       229%
Year ended 7/31/03                                               $   1,246      1.80%           2.79%          1.89%         332%
Year ended 7/31/04                                               $     768      1.79%           1.76%          1.90%         389%
Year ended 7/31/05                                               $     649      1.78%           2.26%          1.91%         385%
Year ended 7/31/06                                               $     315      1.74%           3.16%          1.91%         352%
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                           $     723      1.31%**         4.21%**        1.46%**       229%
Year ended 7/31/03                                               $     737      1.30%           3.34%          1.39%         332%
Year ended 7/31/04                                               $     655      1.29%           2.25%          1.40%         389%
Year ended 7/31/05                                               $     622      1.28%           2.77%          1.41%         385%
Year ended 7/31/06                                               $     260      1.24%           3.65%          1.40%         352%
------------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 196-197 Spread

FIFTH THIRD FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD           INCOME           TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $    9.90             0.47               0.11              0.58
Year ended 7/31/03                                               $    9.98             0.38               0.10              0.48
Year ended 7/31/04                                               $   10.04             0.31              (0.04)             0.27
Year ended 7/31/05                                               $    9.93             0.37              (0.08)             0.29
Year ended 7/31/06                                               $    9.80             0.43@             (0.27)             0.16
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $    9.93             0.50               0.06              0.56
Year ended 7/31/03                                               $   10.01             0.36               0.09              0.45
Year ended 7/31/04                                               $   10.06             0.29              (0.04)             0.25
Year ended 7/31/05                                               $    9.95             0.34              (0.08)             0.26
Year ended 7/31/06                                               $    9.82             0.40@             (0.26)             0.14
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   10.08             0.29              (0.10)             0.19
Year ended 7/31/03                                               $    9.96             0.29               0.09              0.38
Year ended 7/31/04                                               $   10.01             0.24              (0.03)             0.21
Year ended 7/31/05                                               $    9.90             0.34              (0.08)             0.26
Year ended 7/31/06                                               $    9.77             0.40@             (0.26)             0.14
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $   10.08             0.27              (0.07)             0.20
Year ended 7/31/03                                               $    9.98             0.30               0.08              0.38
Year ended 7/31/04                                               $   10.03             0.20              (0.03)             0.17
Year ended 7/31/05                                               $    9.92             0.26              (0.07)             0.19
Year ended 7/31/06                                               $    9.79             0.33@             (0.26)             0.07
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $    9.80             0.39@             (0.28)             0.11
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.50)          --         (0.50)       $    9.98       6.15%
Year ended 7/31/03                                                 (0.42)          --         (0.42)       $   10.04       4.77%
Year ended 7/31/04                                                 (0.38)          --         (0.38)       $    9.93       2.71%
Year ended 7/31/05                                                 (0.42)          --         (0.42)       $    9.80       2.85%
Year ended 7/31/06                                                 (0.45)          --         (0.45)       $    9.51       1.65%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.48)          --         (0.48)       $   10.01       5.78%
Year ended 7/31/03                                                 (0.40)          --         (0.40)       $   10.06       4.52%
Year ended 7/31/04                                                 (0.36)          --         (0.36)       $    9.95       2.45%
Year ended 7/31/05                                                 (0.39)          --         (0.39)       $    9.82       2.67%
Year ended 7/31/06                                                 (0.42)          --         (0.42)       $    9.54       1.48%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                             (0.31)          --         (0.31)       $    9.96       1.92%*
Year ended 7/31/03                                                 (0.33)          --         (0.33)       $   10.01       3.78%
Year ended 7/31/04                                                 (0.32)          --         (0.32)       $    9.90       2.06%
Year ended 7/31/05                                                 (0.39)          --         (0.39)       $    9.77       2.58%
Year ended 7/31/06                                                 (0.42)          --         (0.42)       $    9.49       1.49%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                             (0.30)          --         (0.30)       $    9.98       2.02%*
Year ended 7/31/03                                                 (0.33)          --         (0.33)       $   10.03       3.78%
Year ended 7/31/04                                                 (0.28)          --         (0.28)       $    9.92       1.72%
Year ended 7/31/05                                                 (0.32)          --         (0.32)       $    9.79       1.91%
Year ended 7/31/06                                                 (0.35)          --         (0.35)       $    9.51       0.72%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.40)          --         (0.40)       $    9.51       1.17%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                     RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE        INCOME         AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE         NET        TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 799,642      0.77%           4.53%          0.82%         229%
Year ended 7/31/03                                               $ 772,536      0.76%           3.72%          0.81%         252%
Year ended 7/31/04                                               $ 676,344      0.76%           3.13%          0.81%         189%
Year ended 7/31/05                                               $ 544,101      0.76%           3.69%          0.82%         104%
Year ended 7/31/06                                               $ 440,962      0.72%           4.42%          0.83%         154%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $  31,977      1.02%           4.25%          1.07%         229%
Year ended 7/31/03                                               $  36,471      1.01%           3.45%          1.06%         252%
Year ended 7/31/04                                               $  37,500      1.01%           2.88%          1.07%         189%
Year ended 7/31/05                                               $  29,798      1.01%           3.43%          1.07%         104%
Year ended 7/31/06                                               $  23,075      0.97%           4.17%          1.08%         154%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   2,580      1.77%**         3.45%**        1.84%**       229%
Year ended 7/31/03                                               $   5,564      1.76%           2.64%          1.81%         252%
Year ended 7/31/04                                               $   3,982      1.46%           2.42%          1.81%         189%
Year ended 7/31/05                                               $   3,316      1.01%           3.44%          1.82%         104%
Year ended 7/31/06                                               $   2,232      0.97%           4.16%          1.83%         154%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $     797      1.77%**         3.48%**        1.84%**       229%
Year ended 7/31/03                                               $   2,319      1.76%           2.59%          1.81%         252%
Year ended 7/31/04                                               $   1,620      1.76%           2.12%          1.81%         189%
Year ended 7/31/05                                               $   1,096      1.76%           2.67%          1.82%         104%
Year ended 7/31/06                                               $     741      1.72%           3.41%          1.83%         154%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $      13      1.20%           4.10%          1.29%         154%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 198-199 Spread

FIFTH THIRD FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD           INCOME           TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $    9.83             0.41               0.07              0.48
Year ended 7/31/03                                               $    9.82             0.28               0.03              0.31
Year ended 7/31/04                                               $    9.75             0.19@             (0.06)             0.13
Year ended 7/31/05                                               $    9.57             0.20              (0.08)             0.12
Year ended 7/31/06                                               $    9.37             0.31              (0.06)             0.25
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $    9.82             0.43               0.03              0.46
Year ended 7/31/03                                               $    9.81             0.28               0.02              0.30
Year ended 7/31/04                                               $    9.74             0.18@             (0.07)             0.11
Year ended 7/31/05                                               $    9.56             0.19              (0.09)             0.10
Year ended 7/31/06                                               $    9.36             0.28              (0.04)             0.24
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03(d) to 7/31/04                                             $    9.75             0.09@             (0.06)             0.03
Year ended 7/31/05                                               $    9.56             0.10              (0.08)             0.02
Year ended 7/31/06                                               $    9.36             0.21              (0.04)             0.17
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $    9.37             0.27              (0.07)             0.20
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02(f)                                            $   10.06             0.41               0.33              0.74
Year ended 7/31/03                                               $   10.42             0.30               0.03              0.33
Year ended 7/31/04                                               $   10.29             0.25                 --^             0.25
Year ended 7/31/05                                               $   10.12             0.30              (0.06)             0.24
Year ended 7/31/06                                               $   10.08             0.38              (0.19)             0.19
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/02(f)                                            $   10.06             0.38               0.35              0.73
Year ended 7/31/03                                               $   10.43             0.27               0.03              0.30
Year ended 7/31/04                                               $   10.29             0.20               0.03              0.23
Year ended 7/31/05                                               $   10.13             0.28              (0.06)             0.22
Year ended 7/31/06                                               $   10.09             0.36              (0.19)             0.17
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/02(f)                                            $   10.01             0.30               0.34              0.64
Year ended 7/31/03                                               $   10.36             0.19               0.03              0.22
Year ended 7/31/04                                               $   10.22             0.15              (0.01)             0.14
Year ended 7/31/05                                               $   10.05             0.20              (0.06)             0.14
Year ended 7/31/06                                               $   10.01             0.29              (0.20)             0.09
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   10.09             0.34              (0.19)             0.15
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.49)          --         (0.49)       $    9.82       4.96%
Year ended 7/31/03                                                 (0.38)          --         (0.38)       $    9.75       3.23%
Year ended 7/31/04                                                 (0.31)          --         (0.31)       $    9.57       1.31%
Year ended 7/31/05                                                 (0.32)          --         (0.32)       $    9.37       1.16%
Year ended 7/31/06                                                 (0.37)          --         (0.37)       $    9.25       2.75%
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.47)          --         (0.47)       $    9.81       4.83%
Year ended 7/31/03                                                 (0.37)          --         (0.37)       $    9.74       3.07%
Year ended 7/31/04                                                 (0.29)          --         (0.29)       $    9.56       1.12%
Year ended 7/31/05                                                 (0.30)          --         (0.30)       $    9.36       1.00%
Year ended 7/31/06                                                 (0.35)          --         (0.35)       $    9.25       2.60%
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03(d) to 7/31/04                                               (0.22)          --         (0.22)       $    9.56       0.39%*
Year ended 7/31/05                                                 (0.22)          --         (0.22)       $    9.36       0.23%
Year ended 7/31/06                                                 (0.28)          --         (0.28)       $    9.25       1.81%
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.33)          --         (0.33)       $    9.24       2.18%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02(f)                                              (0.38)          --         (0.38)       $   10.42       7.55%
Year ended 7/31/03                                                 (0.30)       (0.16)        (0.46)       $   10.29       3.19%
Year ended 7/31/04                                                 (0.26)       (0.16)        (0.42)       $   10.12       2.42%
Year ended 7/31/05                                                 (0.28)          --         (0.28)       $   10.08       2.39%
Year ended 7/31/06                                                 (0.35)       (0.03)        (0.38)       $    9.89       1.91%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/02(f)                                              (0.36)          --         (0.36)       $   10.43       7.42%
Year ended 7/31/03                                                 (0.28)       (0.16)        (0.44)       $   10.29       2.83%
Year ended 7/31/04                                                 (0.23)       (0.16)        (0.39)       $   10.13       2.26%
Year ended 7/31/05                                                 (0.26)          --         (0.26)       $   10.09       2.13%
Year ended 7/31/06                                                 (0.33)       (0.03)        (0.36)       $    9.90       1.65%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/02(f)                                              (0.29)          --         (0.29)       $   10.36       6.53%
Year ended 7/31/03                                                 (0.20)       (0.16)        (0.36)       $   10.22       2.12%
Year ended 7/31/04                                                 (0.15)       (0.16)        (0.31)       $   10.05       1.41%
Year ended 7/31/05                                                 (0.18)          --         (0.18)       $   10.01       1.39%
Year ended 7/31/06                                                 (0.25)       (0.03)        (0.28)       $    9.82       0.86%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.31)       (0.03)        (0.34)       $    9.90       1.44%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                     RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE        INCOME         AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE         NET        TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 304,882      0.74%           4.02%          0.76%         111%
Year ended 7/31/03                                               $ 490,229      0.74%           2.59%          0.76%          72%
Year ended 7/31/04                                               $ 495,271      0.74%           1.96%          0.77%          90%
Year ended 7/31/05                                               $ 333,909      0.73%           2.35%          0.77%          68%
Year ended 7/31/06                                               $ 258,423      0.67%           3.33%          0.78%          53%
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $  19,019      0.90%           3.71%          1.01%         111%
Year ended 7/31/03                                               $  33,975      0.89%           2.39%          1.01%          72%
Year ended 7/31/04                                               $  28,262      0.89%           1.81%          1.02%          90%
Year ended 7/31/05                                               $  17,117      0.98%           2.10%          1.02%          68%
Year ended 7/31/06                                               $  12,362      0.92%           3.07%          1.03%          53%
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03(d) to 7/31/04                                             $     526      1.74%**         0.97%**        1.77%**        90%
Year ended 7/31/05                                               $     362      1.73%           1.34%          1.77%          68%
Year ended 7/31/06                                               $     205      1.67%           2.31%          1.79%          53%
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $       3      1.16%           2.85%          1.28%          53%
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02(f)                                            $  50,809      0.87%           4.02%          1.02%         180%
Year ended 7/31/03                                               $  50,649      0.81%           2.88%          0.92%         304%
Year ended 7/31/04                                               $  43,820      0.76%           2.35%          0.91%         180%
Year ended 7/31/05                                               $  33,246      0.82%           2.91%          0.97%         159%
Year ended 7/31/06                                               $  29,005      0.73%           3.88%          0.98%         103%
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/02(f)                                            $   8,436      1.13%           3.70%          1.28%         180%
Year ended 7/31/03                                               $  11,413      1.06%           2.61%          1.17%         304%
Year ended 7/31/04                                               $  31,146      1.01%           2.10%          1.16%         180%
Year ended 7/31/05                                               $  27,214      1.07%           2.67%          1.22%         159%
Year ended 7/31/06                                               $  23,702      0.98%           3.63%          1.23%         103%
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/02(f)                                            $   2,623      1.89%           2.86%          2.03%         180%
Year ended 7/31/03                                               $  10,006      1.80%           1.77%          1.91%         304%
Year ended 7/31/04                                               $   4,255      1.77%           1.34%          1.91%         180%
Year ended 7/31/05                                               $   2,844      1.82%           1.91%          1.97%         159%
Year ended 7/31/06                                               $   1,767      1.73%           2.87%          1.98%         103%
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $       3      1.19%           3.43%          1.39%         103%
------------------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 200-201 Spread

FIFTH THIRD FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD           INCOME           TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $   10.75             0.43               0.24              0.67
Year ended 7/31/03                                               $   10.74             0.43@             (0.09)             0.34
Year ended 7/31/04                                               $   10.49             0.43@              0.08              0.51
Year ended 7/31/05                                               $   10.40             0.40               0.06              0.46
Year ended 7/31/06                                               $   10.07             0.37              (0.23)             0.14
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $   10.78             0.40               0.25              0.65
Year ended 7/31/03                                               $   10.77             0.40@             (0.07)             0.33
Year ended 7/31/04                                               $   10.54             0.40@              0.06              0.46
Year ended 7/31/05                                               $   10.43             0.38               0.06              0.44
Year ended 7/31/06                                               $   10.11             0.36              (0.23)             0.13
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   10.87             0.25               0.09              0.34
Year ended 7/31/03                                               $   10.71             0.32@             (0.07)             0.25
Year ended 7/31/04                                               $   10.47             0.32@              0.07              0.39
Year ended 7/31/05                                               $   10.37             0.29               0.06              0.35
Year ended 7/31/06                                               $   10.04             0.28              (0.24)             0.04
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $   10.87             0.25               0.10              0.35
Year ended 7/31/03                                               $   10.72             0.32@             (0.07)             0.25
Year ended 7/31/04                                               $   10.48             0.32@              0.07              0.39
Year ended 7/31/05                                               $   10.38             0.31               0.04              0.35
Year ended 7/31/06                                               $   10.05             0.28              (0.23)             0.05
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                           $   10.87             0.28               0.13              0.41
Year ended 7/31/03                                               $   10.73             0.38@             (0.08)             0.30
Year ended 7/31/04                                               $   10.49             0.38@              0.06              0.44
Year ended 7/31/05                                               $   10.39             0.34               0.06              0.40
Year ended 7/31/06                                               $   10.06             0.33              (0.23)             0.10
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $   10.78             0.38               0.25              0.63
Year ended 7/31/03                                               $   10.79             0.37@             (0.09)             0.28
Year ended 7/31/04                                               $   10.64             0.37              (0.03)             0.34
Year ended 7/31/05                                               $   10.53             0.37              (0.07)             0.30
Year ended 7/31/06                                               $   10.33             0.36@             (0.21)             0.15
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $   10.78             0.36               0.24              0.60
Year ended 7/31/03                                               $   10.79             0.34@             (0.07)             0.27
Year ended 7/31/04                                               $   10.65             0.34              (0.02)             0.32
Year ended 7/31/05                                               $   10.54             0.33              (0.07)             0.26
Year ended 7/31/06                                               $   10.33             0.33@             (0.20)             0.13
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   10.67             0.21               0.11              0.32
Year ended 7/31/03                                               $   10.78             0.26@             (0.08)             0.18
Year ended 7/31/04                                               $   10.63             0.30              (0.03)             0.27
Year ended 7/31/05                                               $   10.51             0.34              (0.07)             0.27
Year ended 7/31/06                                               $   10.31             0.33@             (0.20)             0.13
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $   10.67             0.19               0.13              0.32
Year ended 7/31/03                                               $   10.78             0.26@             (0.08)             0.18
Year ended 7/31/04                                               $   10.63             0.28              (0.04)             0.24
Year ended 7/31/05                                               $   10.53             0.24              (0.05)             0.19
Year ended 7/31/06                                               $   10.33             0.26@             (0.21)             0.05
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   10.33             0.32@             (0.21)             0.11
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.43)       (0.25)        (0.68)       $   10.74       6.57%
Year ended 7/31/03                                                 (0.43)       (0.16)        (0.59)       $   10.49       3.18%
Year ended 7/31/04                                                 (0.43)       (0.17)        (0.60)       $   10.40       4.84%
Year ended 7/31/05                                                 (0.40)       (0.39)        (0.79)       $   10.07       4.53%
Year ended 7/31/06                                                 (0.37)       (0.44)        (0.81)       $    9.40       1.49%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.41)       (0.25)        (0.66)       $   10.77       6.31%
Year ended 7/31/03                                                 (0.40)       (0.16)        (0.56)       $   10.54       3.05%
Year ended 7/31/04                                                 (0.40)       (0.17)        (0.57)       $   10.43       4.35%
Year ended 7/31/05                                                 (0.37)       (0.39)        (0.76)       $   10.11       4.35%
Year ended 7/31/06                                                 (0.35)       (0.44)        (0.79)       $    9.45       1.32%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                             (0.25)       (0.25)        (0.50)       $   10.71       3.36%*
Year ended 7/31/03                                                 (0.33)       (0.16)        (0.49)       $   10.47       2.26%
Year ended 7/31/04                                                 (0.32)       (0.17)        (0.49)       $   10.37       3.71%
Year ended 7/31/05                                                 (0.29)       (0.39)        (0.68)       $   10.04       3.50%
Year ended 7/31/06                                                 (0.27)       (0.44)        (0.71)       $    9.37       0.47%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                             (0.25)       (0.25)        (0.50)       $   10.72       3.42%*
Year ended 7/31/03                                                 (0.33)       (0.16)        (0.49)       $   10.48       2.31%
Year ended 7/31/04                                                 (0.32)       (0.17)        (0.49)       $   10.38       3.71%
Year ended 7/31/05                                                 (0.29)       (0.39)        (0.68)       $   10.05       3.45%
Year ended 7/31/06                                                 (0.27)       (0.44)        (0.71)       $    9.39       0.56%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                             (0.30)       (0.25)        (0.55)       $   10.73       3.99%*
Year ended 7/31/03                                                 (0.38)       (0.16)        (0.54)       $   10.49       2.76%
Year ended 7/31/04                                                 (0.37)       (0.17)        (0.54)       $   10.39       4.22%
Year ended 7/31/05                                                 (0.34)       (0.39)        (0.73)       $   10.06       4.01%
Year ended 7/31/06                                                 (0.32)       (0.44)        (0.76)       $    9.40       1.08%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.38)       (0.24)        (0.62)       $   10.79       6.00%
Year ended 7/31/03                                                 (0.36)       (0.07)        (0.43)       $   10.64       2.64%
Year ended 7/31/04                                                 (0.36)       (0.09)        (0.45)       $   10.53       3.27%
Year ended 7/31/05                                                 (0.42)       (0.08)        (0.50)       $   10.33       2.83%
Year ended 7/31/06                                                 (0.36)       (0.13)        (0.49)       $    9.99       1.43%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.35)       (0.24)        (0.59)       $   10.79       5.74%
Year ended 7/31/03                                                 (0.34)       (0.07)        (0.41)       $   10.65       2.48%
Year ended 7/31/04                                                 (0.34)       (0.09)        (0.43)       $   10.54       3.03%
Year ended 7/31/05                                                 (0.39)       (0.08)        (0.47)       $   10.33       2.44%
Year ended 7/31/06                                                 (0.33)       (0.13)        (0.46)       $   10.00       1.27%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                             (0.21)          --         (0.21)       $   10.78       3.02%*
Year ended 7/31/03                                                 (0.26)       (0.07)        (0.33)       $   10.63       1.67%
Year ended 7/31/04                                                 (0.30)       (0.09)        (0.39)       $   10.51       2.54%
Year ended 7/31/05                                                 (0.39)       (0.08)        (0.47)       $   10.31       2.54%
Year ended 7/31/06                                                 (0.33)       (0.13)        (0.46)       $    9.98       1.28%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                             (0.21)          --         (0.21)       $   10.78       3.03%*
Year ended 7/31/03                                                 (0.26)       (0.07)        (0.33)       $   10.63       1.64%
Year ended 7/31/04                                                 (0.25)       (0.09)        (0.34)       $   10.53       2.29%
Year ended 7/31/05                                                 (0.31)       (0.08)        (0.39)       $   10.33       1.76%
Year ended 7/31/06                                                 (0.26)       (0.13)        (0.39)       $    9.99       0.41%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.31)       (0.13)        (0.44)       $   10.00       1.09%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                     RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE        INCOME         AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE         NET        TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 104,209      0.79%           4.06%          0.89%          97%
Year ended 7/31/03                                               $  74,347      0.79%           3.98%          0.93%          21%
Year ended 7/31/04                                               $  57,638      0.79%           4.05%          0.98%          35%
Year ended 7/31/05                                               $  49,802      0.78%           3.86%          1.04%          83%
Year ended 7/31/06                                               $  39,514      0.65%           3.87%          1.06%          87%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $   1,498      1.04%           3.83%          1.14%          97%
Year ended 7/31/03                                               $   1,906      1.04%           3.71%          1.18%          21%
Year ended 7/31/04                                               $   2,462      1.04%           3.81%          1.24%          35%
Year ended 7/31/05                                               $   1,637      1.03%           3.63%          1.29%          83%
Year ended 7/31/06                                               $   1,378      0.90%           3.62%          1.31%          87%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $     511      1.80%**         3.08%**        1.96%**        97%
Year ended 7/31/03                                               $   1,205      1.79%           2.97%          1.92%          21%
Year ended 7/31/04                                               $   1,528      1.79%           3.06%          1.99%          35%
Year ended 7/31/05                                               $   1,479      1.78%           2.85%          2.04%          83%
Year ended 7/31/06                                               $   1,016      1.66%           2.86%          2.06%          87%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $     210      1.80%**         3.10%**        1.94%**        97%
Year ended 7/31/03                                               $     548      1.79%           2.98%          1.93%          21%
Year ended 7/31/04                                               $     363      1.79%           3.05%          1.98%          35%
Year ended 7/31/05                                               $     179      1.78%           2.91%          2.03%          83%
Year ended 7/31/06                                               $      87      1.66%           2.86%          2.06%          87%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                           $     174      1.30%**         3.57%**        1.50%**        97%
Year ended 7/31/03                                               $     382      1.29%           3.47%          1.43%          21%
Year ended 7/31/04                                               $     433      1.29%           3.56%          1.49%          35%
Year ended 7/31/05                                               $     378      1.28%           3.36%          1.54%          83%
Year ended 7/31/06                                               $     174      1.16%           3.36%          1.55%          87%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $ 346,386      0.73%           3.56%          0.83%          86%
Year ended 7/31/03                                               $ 304,754      0.73%           3.36%          0.83%          85%
Year ended 7/31/04                                               $ 255,026      0.73%           3.42%          0.84%          84%
Year ended 7/31/05                                               $ 205,078      0.70%           3.45%          0.86%          60%
Year ended 7/31/06                                               $ 164,537      0.71%           3.53%          0.87%          60%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $   4,445      0.98%           3.32%          1.07%          86%
Year ended 7/31/03                                               $   4,317      0.98%           3.10%          1.08%          85%
Year ended 7/31/04                                               $   4,479      0.98%           3.17%          1.09%          84%
Year ended 7/31/05                                               $   3,064      0.95%           3.20%          1.10%          60%
Year ended 7/31/06                                               $   2,559      0.96%           3.28%          1.12%          60%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $     303      1.74%**         2.41%**        1.87%**        86%
Year ended 7/31/03                                               $   1,066      1.73%           2.35%          1.83%          85%
Year ended 7/31/04                                               $   1,269      1.44%           2.71%          1.84%          84%
Year ended 7/31/05                                               $     987      0.95%           3.20%          1.86%          60%
Year ended 7/31/06                                               $     446      0.96%           3.27%          1.87%          60%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $     528      1.74%**         2.08%**        1.87%**        86%
Year ended 7/31/03                                               $     973      1.73%           2.35%          1.83%          85%
Year ended 7/31/04                                               $     366      1.73%           2.42%          1.83%          84%
Year ended 7/31/05                                               $     157      1.69%           2.45%          1.85%          60%
Year ended 7/31/06                                               $      89      1.71%           2.52%          1.87%          60%
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $       3      1.16%           3.11%          1.31%          60%
------------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 202-203 Spread

FIFTH THIRD FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                       CHANGE IN NET ASSETS
                                                                                     RESULTING FROM OPERATIONS
                                                                                -------------------------------------
                                                                                                      NET REALIZED
                                                                                                          AND
                                                                                                       UNREALIZED        CHANGE IN
                                                                 NET ASSET                           GAINS/(LOSSES)      NET ASSETS
                                                                  VALUE,               NET                FROM           RESULTING
                                                                 BEGINNING         INVESTMENT          INVESTMENT           FROM
                                                                 OF PERIOD           INCOME           TRANSACTIONS       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02(g)                                            $   10.27             0.39               0.20              0.59
Year ended 7/31/03                                               $   10.48             0.37              (0.09)             0.28
Year ended 7/31/04                                               $   10.39             0.36               0.02              0.38
Year ended 7/31/05                                               $   10.39             0.36              (0.09)             0.27
Year ended 7/31/06                                               $   10.24             0.36@             (0.21)             0.15
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02(g)                                            $   10.28             0.36               0.19              0.55
Year ended 7/31/03                                               $   10.48             0.35              (0.10)             0.25
Year ended 7/31/04                                               $   10.39             0.33               0.03              0.36
Year ended 7/31/05                                               $   10.39             0.33              (0.08)             0.25
Year ended 7/31/06                                               $   10.25             0.33@             (0.21)             0.12
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/02(g)                                            $   10.10             0.28               0.19              0.47
Year ended 7/31/03                                               $   10.29             0.27              (0.10)             0.17
Year ended 7/31/04                                               $   10.19             0.24               0.03              0.27
Year ended 7/31/05                                               $   10.18             0.25              (0.08)             0.17
Year ended 7/31/06                                               $   10.03             0.25@             (0.21)             0.04
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/02(i)                                            $   10.25             0.28               0.19              0.47
Year ended 7/31/03                                               $   10.44             0.26              (0.09)             0.17
Year ended 7/31/04                                               $   10.35             0.26               0.02              0.28
Year ended 7/31/05                                               $   10.35             0.25              (0.09)             0.16
Year ended 7/31/06                                               $   10.20             0.25@             (0.20)             0.05
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   10.25             0.31@             (0.22)             0.09
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $   10.25             0.38               0.19              0.57
Year ended 7/31/03                                               $   10.39             0.31              (0.05)             0.26
Year ended 7/31/04                                               $   10.31             0.28              (0.13)             0.15
Year ended 7/31/05                                               $   10.17             0.28              (0.13)             0.15
Year ended 7/31/06                                               $   10.03             0.28              (0.15)             0.13
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $   10.24             0.36               0.19              0.55
Year ended 7/31/03                                               $   10.38             0.30              (0.05)             0.25
Year ended 7/31/04                                               $   10.30             0.27              (0.13)             0.14
Year ended 7/31/05                                               $   10.16             0.26              (0.13)             0.13
Year ended 7/31/06                                               $   10.02             0.27              (0.15)             0.12
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $   10.35             0.21               0.08              0.29
Year ended 7/31/03                                               $   10.38             0.21              (0.05)             0.16
Year ended 7/31/04                                               $   10.30             0.18              (0.13)             0.05
Year ended 7/31/05                                               $   10.16             0.17              (0.13)             0.04
Year ended 7/31/06                                               $   10.02             0.19              (0.15)             0.04
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $   10.35             0.19               0.10              0.29
Year ended 7/31/03                                               $   10.38             0.21              (0.06)             0.15
Year ended 7/31/04                                               $   10.29             0.19              (0.13)             0.06
Year ended 7/31/05                                               $   10.16             0.18              (0.14)             0.04
Year ended 7/31/06                                               $   10.02             0.19              (0.15)             0.04
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $   10.03             0.23              (0.14)             0.09
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LESS DIVIDENDS AND
                                                                   DISTRIBUTIONS FROM
                                                                 ----------------------
                                                                                                              NET        TOTAL
                                                                                              TOTAL          ASSET       RETURN
                                                                     NET          NET       DIVIDENDS       VALUE,      EXCLUDES
                                                                 INVESTMENT    REALIZED        AND          END OF       SALES
                                                                   INCOME        GAINS    DISTRIBUTIONS     PERIOD      CHARGE)
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02(g)                                              (0.38)          --         (0.38)       $   10.48       5.86%
Year ended 7/31/03                                                 (0.37)          --         (0.37)       $   10.39       2.65%
Year ended 7/31/04                                                 (0.35)       (0.03)        (0.38)       $   10.39       3.66%
Year ended 7/31/05                                                 (0.35)       (0.07)        (0.42)       $   10.24       2.61%
Year ended 7/31/06                                                 (0.36)       (0.03)        (0.39)       $   10.00       1.46%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02(g)                                              (0.35)          --         (0.35)       $   10.48       5.50%
Year ended 7/31/03                                                 (0.34)          --         (0.34)       $   10.39       2.39%
Year ended 7/31/04                                                 (0.33)       (0.03)        (0.36)       $   10.39       3.40%
Year ended 7/31/05                                                 (0.32)       (0.07)        (0.39)       $   10.25       2.36%
Year ended 7/31/06                                                 (0.33)       (0.03)        (0.36)       $   10.01       1.19%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/02(g)                                              (0.28)          --         (0.28)       $   10.29       4.76%
Year ended 7/31/03                                                 (0.27)          --         (0.27)       $   10.19       1.59%
Year ended 7/31/04                                                 (0.25)       (0.03)        (0.28)       $   10.18       2.62%
Year ended 7/31/05                                                 (0.25)       (0.07)        (0.32)       $   10.03       1.66%
Year ended 7/31/06                                                 (0.26)       (0.03)        (0.29)       $    9.78       0.37%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/02(i)                                              (0.28)          --         (0.28)       $   10.44       4.71%
Year ended 7/31/03                                                 (0.26)          --         (0.26)       $   10.35       1.65%
Year ended 7/31/04                                                 (0.25)       (0.03)        (0.28)       $   10.35       2.65%
Year ended 7/31/05                                                 (0.24)       (0.07)        (0.31)       $   10.20       1.60%
Year ended 7/31/06                                                 (0.25)       (0.03)        (0.28)       $    9.97       0.44%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.32)       (0.03)        (0.35)       $    9.99       0.83%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                                 (0.38)       (0.05)        (0.43)       $   10.39       5.65%
Year ended 7/31/03                                                 (0.31)       (0.03)        (0.34)       $   10.31       2.70%
Year ended 7/31/04                                                 (0.28)       (0.01)        (0.29)       $   10.17       1.43%
Year ended 7/31/05                                                 (0.28)       (0.01)        (0.29)       $   10.03       1.49%
Year ended 7/31/06                                                 (0.28)          --         (0.28)       $    9.88       1.35%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                                 (0.36)       (0.05)        (0.41)       $   10.38       5.51%
Year ended 7/31/03                                                 (0.30)       (0.03)        (0.33)       $   10.30       2.45%
Year ended 7/31/04                                                 (0.27)       (0.01)        (0.28)       $   10.16       1.37%
Year ended 7/31/05                                                 (0.26)       (0.01)        (0.27)       $   10.02       1.33%
Year ended 7/31/06                                                 (0.27)          --         (0.27)       $    9.87       1.20%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                             (0.21)       (0.05)        (0.26)       $   10.38       2.82%*
Year ended 7/31/03                                                 (0.21)       (0.03)        (0.24)       $   10.30       1.70%
Year ended 7/31/04                                                 (0.18)       (0.01)        (0.19)       $   10.16       0.43%
Year ended 7/31/05                                                 (0.17)       (0.01)        (0.18)       $   10.02       0.46%
Year ended 7/31/06                                                 (0.18)          --         (0.18)       $    9.88       0.42%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                             (0.21)       (0.05)        (0.26)       $   10.38       2.89%*
Year ended 7/31/03                                                 (0.21)       (0.03)        (0.24)       $   10.29       1.60%
Year ended 7/31/04                                                 (0.18)       (0.01)        (0.19)       $   10.16       0.48%
Year ended 7/31/05                                                 (0.17)       (0.01)        (0.18)       $   10.02       0.43%
Year ended 7/31/06                                                 (0.18)          --         (0.18)       $    9.88       0.43%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                             (0.24)          --         (0.24)       $    9.88       0.91%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                --------------------------------------------------------------------
                                                                              RATIOS OF                     RATIOS OF
                                                                    NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                                  ASSETS,        TO         INVESTMENT          TO
                                                                  END OF       AVERAGE        INCOME         AVERAGE     PORTFOLIO
                                                                  PERIOD         NET        TO AVERAGE         NET        TURNOVER
                                                                  (000'S)      ASSETS       NET ASSETS      ASSETS (A)    RATE (B)
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02(g)                                            $ 169,455      0.86%           3.80%          0.91%          28%
Year ended 7/31/03                                               $ 151,478      0.77%           3.49%          0.85%          20%
Year ended 7/31/04                                               $ 126,343      0.78%           3.39%          0.86%          15%
Year ended 7/31/05                                               $ 104,554      0.79%           3.37%          0.87%          19%
Year ended 7/31/06                                               $  85,716      0.80%           3.54%          0.90%          25%
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02(g)                                            $  18,638      1.11%           3.53%          1.17%          28%
Year ended 7/31/03                                               $  25,177      1.02%           3.23%          1.10%          20%
Year ended 7/31/04                                               $  26,962      1.03%           3.14%          1.11%          15%
Year ended 7/31/05                                               $  27,870      1.04%           3.13%          1.12%          19%
Year ended 7/31/06                                               $  23,032      1.05%           3.29%          1.15%          25%
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/02(g)                                            $   2,732      1.87%           2.72%          1.93%          28%
Year ended 7/31/03                                               $   5,101      1.76%           2.48%          1.84%          20%
Year ended 7/31/04                                               $   4,714      1.78%           2.39%          1.86%          15%
Year ended 7/31/05                                               $   4,279      1.79%           2.37%          1.87%          19%
Year ended 7/31/06                                               $   3,426      1.80%           2.54%          1.90%          25%
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/02(i)                                            $   3,746      1.88%           2.72%          1.94%          28%
Year ended 7/31/03                                               $   6,395      1.77%           2.48%          1.85%          20%
Year ended 7/31/04                                               $   4,328      1.78%           2.39%          1.86%          15%
Year ended 7/31/05                                               $   3,820      1.79%           2.37%          1.87%          19%
Year ended 7/31/06                                               $   1,217      1.80%           2.50%          1.90%          25%
------------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $       3      1.29%           3.06%          1.46%          25%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                               $  96,269      0.69%           3.64%          0.78%          25%
Year ended 7/31/03                                               $ 118,867      0.69%           3.02%          0.77%          12%
Year ended 7/31/04                                               $ 105,361      0.69%           2.75%          0.78%          21%
Year ended 7/31/05                                               $  74,099      0.68%           2.70%          0.80%          11%
Year ended 7/31/06                                               $  50,670      0.68%           2.84%          0.88%          12%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/02                                               $   3,575      0.84%           3.49%          1.03%          25%
Year ended 7/31/03                                               $   8,006      0.84%           2.84%          1.02%          12%
Year ended 7/31/04                                               $   7,294      0.84%           2.60%          1.03%          21%
Year ended 7/31/05                                               $   4,713      0.83%           2.55%          1.05%          11%
Year ended 7/31/06                                               $   4,728      0.83%           2.70%          1.13%          12%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                           $     374      1.70%**         2.48%**        1.84%**        25%
Year ended 7/31/03                                               $   2,010      1.69%           1.95%          1.76%          12%
Year ended 7/31/04                                               $   1,574      1.69%           1.76%          1.78%          21%
Year ended 7/31/05                                               $   1,175      1.68%           1.71%          1.80%          11%
Year ended 7/31/06                                               $     607      1.68%           1.83%          1.88%          12%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                           $     795      1.70%**         2.47%**        1.82%**        25%
Year ended 7/31/03                                               $   3,967      1.69%           1.97%          1.77%          12%
Year ended 7/31/04                                               $   1,794      1.69%           1.76%          1.78%          21%
Year ended 7/31/05                                               $     449      1.68%           1.69%          1.80%          11%
Year ended 7/31/06                                               $     196      1.68%           1.83%          1.88%          12%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND ADVISOR SHARES
Year ended 7/31/06 (h)                                           $       3      1.18%           2.31%          1.26%          12%
------------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                 204-205 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
      0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(g) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(h)   Commencement of operations was August 1, 2005.

^     Amount is less than $0.005 per share.

++    Formerly the Select Stock Fund.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

@     Average shares method used in calculation.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Shareholders and
Trustees of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund SM, Fifth Third LifeModel Moderately Aggressive Fund SM, Fifth Third LifeModel Moderate Fund SM, Fifth Third LifeModel Moderately Conservative Fund SM, Fifth Third LifeModel Conservative Fund SM, Fifth Third Strategic Income Fund, Fifth Third Dividend Growth Fund (formerly Fifth Third Select Stock Fund), Fifth Third Technology Fund, Fifth Third International Equity Fund, Fifth Third High Yield Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2006, the results of each of their operations for the year or period then ended, the changes in each of their net assets for the two years or period then ended and the financial highlights for each of the five years or period presented (except for the period ended December 31, 2001), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Strategic Income Fund for the periods ended December 31, 2001 and prior were audited by other independent auditors. Those independent auditors expressed an unqualified opinion on those statements in their report dated February 22, 2002.

PricewaterhouseCoopers LLP
September 22, 2006

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

                          FIFTH THIRD FUNDS MANAGEMENT^

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.


                                                        INDEPENDENT TRUSTEES
                                                        --------------------
                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                               POSITION(S)          TERM OF                                   IN FUND
                                  HELD             OFFICE AND                                 COMPLEX
        NAME AND                WITH THE           LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY      OTHER DIRECTORSHIPS
     DATE OF BIRTH                FUNDS           TIME SERVED     DURING THE PAST 5 YEARS     TRUSTEE          HELD BY TRUSTEE
------------------------   -------------------   --------------   -----------------------   -----------   --------------------------
David J. Durham                  Trustee          Indefinite,     Chairman of Clipper           36                   None
Date of Birth: 5/10/1945                           June 2001-     Products, Inc., a
                                                    Present       wholesale distributor,
                                                                  2005-present. Chairman
                                                                  of Norris Products
                                                                  Corp., a wholesale
                                                                  distributor,
                                                                  2005-present. President
                                                                  and Chief Executive
                                                                  Officer of Clipper
                                                                  Products, Inc.,
                                                                  1997-Present.

J. Joseph Hale Jr.               Trustee          Indefinite,     Consultant, Duke Energy       36           Trustee for Hanover
Date of Birth: 9/11/1949                          March 2001-     2006-Present.                               College, National
                                                    Present       President, Cinergy                         Underground Freedom
                                                                  Foundation, November                      Center, The Cincinnati
                                                                  2001-Present.                               Zoo, The Ohio Arts
                                                                  President, Cinergy                       Council, The Cincinnati
                                                                  Corp., Cincinnati Gas &                    Parks Foundation and
                                                                  Electric Co.,The Union                    Playhouse in the Park.
                                                                  Light Heat & Power Co.,
                                                                  July 2000-October 2001.

John E. Jaymont                  Trustee          Indefinite,     AVP, PIANKO, Feb. 2002-       36          Printing Industries of
Date of Birth: 12/5/1944                         October 2001-    Present. Business                       America:Web Offset Assoc.,
                                                    Present       Management Consultant,                  Director; Master Printers
                                                                  April 2000-February                       of America, Director.
                                                                  2002.

David J. Gruber                  Trustee          Indefinite,     Resources Global              36                   None
Date of Birth: 8/19/1963                         December 2003-   Professionals, Project
                                                    Present       Professional, December
                                                                  2004-Present. Ohio Arts
                                                                  & Sports Facilities
                                                                  Commission (state
                                                                  funding oversight
                                                                  agency), CFO,April
                                                                  2003-December 2004.
                                                                  Ohio Expositions
                                                                  Commission (state fair
                                                                  and expo center),
                                                                  Finance Director, April
                                                                  1996-March 2003.


________________
^ Additional disclosures can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEE
                                                         ------------------


Edward Burke Carey*          Chairman-Board       Indefinite,     Carey Realty                  36          The Foundation of the
Date of Birth: 7/2/1945        of Trustees       January 1989-    Investments, Inc. (real                    Catholic Diocese of
                                                    Present       estate development and                       Columbus-Trustee
                                                                  consulting), President,                  Canisius College-Trustee
                                                                  1990-Present.



                                                 OFFICERS
                                                 --------

        NAME AND            POSITION(S) HELD      TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH           WITH THE FUNDS      LENGTH OF TIME SERVED        DURING THE PAST 5 YEARS
------------------------   -------------------   ---------------------   ---------------------------------
Bryan C. Haft                   President             Indefinite,        Employee of BISYS Fund
Date of Birth: 1/23/1965                              June 2005-         Services Limited Partnership
                                                        Present          since 1992.

Matthew A Ebersbach          Vice President           Indefinite,        Assistant Vice President of Fifth
Date of Birth: 1/2/1970                               March 2006-        Third Bank since 2001.
                                                        Present

Russell D. Ungerman          Vice President           Indefinite,        Assistant Vice President of Fifth
Date of Birth: 2/9/1971                             September 2002-      Third Bank since 1998.
                                                        Present

Rodney L. Ruehle               Anti-Money             Indefinite,        Employee of BISYS Fund
Date of Birth: 4/26/1968     Laundering and         September 2001-      Services Limited Partnership
                            Chief Compliance            Present          since August 1995.
                                 Officer

Alaina Metz                Assistant Secretary        Indefinite,        Employee of BISYS Fund
Date of Birth: 4/4/1967                             September 2004-      Services Limited Partnership
                                                        Present          since 1995.

Aaron J. Masek                  Treasurer             Indefinite,        Employee of BISYS Fund
Date of Birth: 1/26/1974                            November 2005-       Services Limited Partnership
                                                        Present          since July 1996.

Warren Leslie              Assistant Secretary        Indefinite,        Employee of BISYS Fund
Date of Birth: 2/13/1962      and Assistant         September 2001-      Services Limited Partnership
                                Treasurer               Present          since May 1995.


________________
* Mr. Carey is treated by the Trust as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust and the Investment Advisor.

      Mr. Carey is an "interested person" because of his past business transactions with Fifth Third Bank and its affiliates.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------

                           ADDITIONAL TAX INFORMATION

For the taxable year ended July 31, 2006, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

                                                                      PERCENTAGE
                                                                      ----------
Large Cap Core Fund                                                       100%
Equity Index Fund                                                         100%
Balanced Fund                                                              55%
Micro Cap Value Fund                                                       81%
Small Cap Value Fund                                                       14%
Multi Cap Value Fund                                                      100%
Disciplined Large Cap Value Fund                                           89%
LifeModel Aggressive Fund SM                                               46%
LifeModel Moderately Aggressive Fund SM                                    27%
LifeModel Moderate Fund SM                                                 14%
LifeModel Moderately Conservative Fund SM                                  10%
LifeModel Conservative Fund SM                                              6%
Strategic Income Fund                                                      33%

For the period ended July 31, 2006, certain dividends paid by the Funds are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

For the period ended July 31, 2006, the following Funds paid qualified dividend income of (Amounts in thousands):

                                                                         AMOUNT
                                                                        --------
Large Cap Core Fund                                                      $1,932
Equity Index Fund                                                         7,006
Balanced Fund                                                             1,009
Micro Cap Value Fund                                                         73
Small Cap Value Fund                                                      1,220
Multi Cap Value Fund                                                      2,970
Disciplined Large Cap Value Fund                                         15,131
LifeModel Aggressive Fund SM                                              1,365
LifeModel Moderately Aggressive Fund SM                                   1,866
LifeModel Moderate Fund SM                                                2,047
LifeModel Moderately Conservative Fund SM                                   469
LifeModel Conservative Fund SM                                              145
Strategic Income Fund                                                     2,257
International Equity Fund                                                 3,481

The International Equity Fund may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on July 31, 2006 are as follows:

                                                 FOREIGN         FOREIGN
                                                 SOURCE            TAX
                                                 INCOME          EXPENSE
                                                 -------         -------
International Equity Fund                         $0.17           $0.02

If elected, the pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2006. These shareholders will receive more detailed information along with their 2006 Form 1099-DIV.

                                                               FIFTH THIRD FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING     ENDING            PAID               RATIO
                                                                      ACCOUNT      ACCOUNT          DURING              DURING
                                                                       VALUE        VALUE          PERIOD*              PERIOD
                                                                      2/1/06       7/31/06     2/1/06 - 7/31/06    2/1/06 - 7/31/06
                                                                     ---------    ---------    ----------------    ----------------
Small Cap Growth Fund                        Institutional Shares    $1,000.00    $  926.40        $ 4.87               1.02%
                                             Class A Shares           1,000.00       925.40          6.06               1.27%
                                             Class B Shares           1,000.00       921.80          9.63               2.02%
                                             Class C Shares           1,000.00       922.00          9.63               2.02%
                                             Advisor Shares           1,000.00       924.20          7.25               1.52%

Mid Cap Growth Fund                          Institutional Shares     1,000.00       935.00          5.23               1.09%
                                             Class A Shares           1,000.00       934.10          6.43               1.34%
                                             Class B Shares           1,000.00       930.40         10.00               2.09%
                                             Class C Shares           1,000.00       930.30         10.00               2.09%
                                             Advisor Shares           1,000.00       932.90          7.62               1.59%

Quality Growth Fund                          Institutional Shares     1,000.00       915.80          5.13               1.08%
                                             Class A Shares           1,000.00       914.80          6.31               1.33%
                                             Class B Shares           1,000.00       911.00          9.86               2.08%
                                             Class C Shares           1,000.00       911.20          9.86               2.08%
                                             Advisor Shares           1,000.00       913.40          7.50               1.58%

Large Cap Core Fund                          Institutional Shares     1,000.00     1,010.50          4.59               0.92%
                                             Class A Shares           1,000.00     1,009.20          5.83               1.17%
                                             Class B Shares           1,000.00     1,005.40          9.55               1.92%
                                             Class C Shares           1,000.00     1,004.70          9.54               1.92%
                                             Advisor Shares           1,000.00     1,007.70          7.07               1.42%

Equity Index Fund                            Institutional Shares     1,000.00     1,005.90          0.94               0.19%
                                             Class A Shares           1,000.00     1,004.70          2.19               0.44%
                                             Class B Shares           1,000.00     1,000.90          5.90               1.19%
                                             Class C Shares           1,000.00     1,001.10          5.90               1.19%
                                             Advisor Shares           1,000.00     1,003.60          3.43               0.69%
                                             Select Shares            1,000.00     1,005.50          1.34               0.27%
                                             Preferred Shares         1,000.00     1,005.20          1.69               0.34%
                                             Trust Shares             1,000.00     1,004.70          2.19               0.44%

Balanced Fund                                Institutional Shares     1,000.00       971.30          4.69               0.96%
                                             Class A Shares           1,000.00       969.70          5.91               1.21%
                                             Class B Shares           1,000.00       965.60          9.55               1.96%
                                             Class C Shares           1,000.00       965.60          9.55               1.96%
                                             Advisor Shares           1,000.00       968.40          7.13               1.46%

Micro Cap Value Fund                         Institutional Shares     1,000.00       932.70          6.52               1.36%
                                             Class A Shares           1,000.00       931.10          7.71               1.61%
                                             Class B Shares           1,000.00       928.40         11.28               2.36%
                                             Class C Shares           1,000.00       928.40         11.28               2.36%
                                             Advisor Shares           1,000.00       930.00          8.90               1.86%


____________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING     ENDING            PAID               RATIO
                                                                      ACCOUNT      ACCOUNT          DURING              DURING
                                                                       VALUE        VALUE          PERIOD*              PERIOD
                                                                      2/1/06       7/31/06     2/1/06 - 7/31/06    2/1/06 - 7/31/06
                                                                     ---------    ---------    ----------------    ----------------
Small Cap Value Fund                         Institutional Shares    $1,000.00    $  963.60        $ 5.84               1.20%
                                             Class A Shares           1,000.00       962.40          7.06               1.45%
                                             Class B Shares           1,000.00       958.70         10.68               2.20%
                                             Class C Shares           1,000.00       958.60         10.68               2.20%
                                             Advisor Shares           1,000.00       961.20          8.27               1.70%

Multi Cap Value Fund                         Institutional Shares     1,000.00     1,015.50          6.45               1.29%
                                             Class A Shares           1,000.00     1,014.30          7.69               1.54%
                                             Class B Shares           1,000.00     1,010.60         11.42               2.29%
                                             Class C Shares           1,000.00     1,010.90         11.42               2.29%
                                             Advisor Shares           1,000.00     1,013.10          8.93               1.79%

Disciplined Large Cap Value Fund             Institutional Shares     1,000.00     1,053.50          5.45               1.07%
                                             Class A Shares           1,000.00     1,052.20          6.72               1.32%
                                             Class B Shares           1,000.00     1,047.90         10.51               2.07%
                                             Class C Shares           1,000.00     1,048.00         10.51               2.07%
                                             Advisor Shares           1,000.00     1,050.50          7.98               1.57%

LifeModel Aggressive Fund SM                 Institutional Shares     1,000.00       983.80          0.39               0.08%
                                             Class A Shares           1,000.00       982.50          1.62               0.33%
                                             Class B Shares           1,000.00       978.70          5.30               1.08%
                                             Class C Shares           1,000.00       978.70          5.30               1.08%
                                             Advisor Shares           1,000.00       981.70          2.85               0.58%

LifeModel Moderately Aggressive Fund SM      Institutional Shares     1,000.00       990.50          0.39               0.08%
                                             Class A Shares           1,000.00       989.90          1.63               0.33%
                                             Class B Shares           1,000.00       986.20          5.32               1.08%
                                             Class C Shares           1,000.00       986.10          5.32               1.08%
                                             Advisor Shares           1,000.00       988.10          2.86               0.58%

LifeModel Moderate Fund SM                   Institutional Shares     1,000.00       995.10          0.40               0.08%
                                             Class A Shares           1,000.00       993.80          1.63               0.33%
                                             Class B Shares           1,000.00       990.10          5.33               1.08%
                                             Class C Shares           1,000.00       990.00          5.33               1.08%
                                             Advisor Shares           1,000.00       992.30          2.87               0.58%

LifeModel Moderately Conservative Fund SM    Institutional Shares     1,000.00       998.30          0.40               0.08%
                                             Class A Shares           1,000.00       997.90          1.63               0.33%
                                             Class B Shares           1,000.00       993.20          5.34               1.08%
                                             Class C Shares           1,000.00       993.90          5.34               1.08%
                                             Advisor Shares           1,000.00       995.20          2.87               0.58%

LifeModel Conservative Fund SM               Institutional Shares     1,000.00     1,004.10          0.40               0.08%
                                             Class A Shares           1,000.00     1,002.80          1.64               0.33%
                                             Class B Shares           1,000.00       998.90          5.35               1.08%
                                             Class C Shares           1,000.00       998.00          5.35               1.08%
                                             Advisor Shares           1,000.00     1,001.10          2.88               0.58%

Strategic Income Fund                        Institutional Shares     1,000.00     1,015.40          6.55               1.31%
                                             Class A Shares           1,000.00     1,014.20          7.79               1.56%
                                             Class B Shares           1,000.00     1,010.50         11.52               2.31%
                                             Class C Shares           1,000.00     1,010.60         11.52               2.31%
                                             Advisor Shares           1,000.00     1,013.00          9.03               1.81%

Dividend Growth Fund                         Institutional Shares     1,000.00     1,025.90          3.67               0.73%
                                             Class A Shares           1,000.00     1,026.00          4.92               0.98%
                                             Class B Shares           1,000.00     1,021.20          8.67               1.73%
                                             Class C Shares           1,000.00     1,022.00          8.67               1.73%
                                             Advisor Shares           1,000.00     1,022.90          6.17               1.23%

Technology Fund                              Institutional Shares     1,000.00       864.30          6.89               1.49%
                                             Class A Shares           1,000.00       863.20          8.04               1.74%
                                             Class B Shares           1,000.00       861.20         11.49               2.49%
                                             Class C Shares           1,000.00       860.80         11.53               2.50%
                                             Advisor Shares           1,000.00       862.60          9.28               2.01%


____________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING     ENDING            PAID               RATIO
                                                                      ACCOUNT      ACCOUNT          DURING              DURING
                                                                       VALUE        VALUE          PERIOD*              PERIOD
                                                                      2/1/06       7/31/06     2/1/06 - 7/31/06    2/1/06 - 7/31/06
                                                                     ---------    ---------    ----------------    ----------------
International Equity Fund                    Institutional Shares    $1,000.00    $1,027.20        $ 6.79               1.35%
                                             Class A Shares           1,000.00     1,025.60          8.04               1.60%
                                             Class B Shares           1,000.00     1,021.80         11.78               2.35%
                                             Class C Shares           1,000.00     1,021.60         11.78               2.35%
                                             Advisor Shares           1,000.00     1,023.90          9.28               1.85%

High Yield Bond Fund                         Institutional Shares     1,000.00     1,001.30          1.30               0.74%
                                             Class A Shares           1,000.00     1,000.20          1.74               0.99%
                                             Class B Shares           1,000.00       996.10          3.05               1.74%
                                             Class C Shares           1,000.00       996.60          3.05               1.74%
                                             Advisor Shares           1,000.00       998.70          2.17               1.24%

Bond Fund                                    Institutional Shares     1,000.00     1,004.30          3.58               0.72%
                                             Class A Shares           1,000.00     1,004.10          4.82               0.97%
                                             Class B Shares           1,000.00       999.20          8.53               1.72%
                                             Class C Shares           1,000.00     1,000.20          8.53               1.72%
                                             Advisor Shares           1,000.00     1,002.70          6.06               1.22%

Intermediate Bond Fund                       Institutional Shares     1,000.00     1,010.00          3.49               0.70%
                                             Class A Shares           1,000.00     1,008.70          4.73               0.95%
                                             Class B Shares           1,000.00     1,009.80          4.73               0.95%
                                             Class C Shares           1,000.00     1,006.00          8.46               1.70%
                                             Advisor Shares           1,000.00     1,007.70          6.02               1.21%

Short Term Bond Fund                         Institutional Shares     1,000.00     1,016.10          3.20               0.64%
                                             Class A Shares           1,000.00     1,014.90          4.45               0.89%
                                             Class C Shares           1,000.00     1,011.20          8.18               1.64%
                                             Advisor Shares           1,000.00     1,013.00          5.69               1.14%

U.S. Government Bond Fund                    Institutional Shares     1,000.00     1,008.10          3.44               0.69%
                                             Class A Shares           1,000.00     1,006.80          4.68               0.94%
                                             Class C Shares           1,000.00     1,002.80          8.39               1.69%
                                             Advisor Shares           1,000.00     1,005.60          5.92               1.19%

Municipal Bond Fund                          Institutional Shares     1,000.00     1,006.10          3.03               0.61%
                                             Class A Shares           1,000.00     1,005.90          4.28               0.86%
                                             Class B Shares           1,000.00     1,001.20          7.99               1.61%
                                             Class C Shares           1,000.00     1,002.10          7.99               1.61%
                                             Advisor Shares           1,000.00     1,004.60          5.52               1.11%

Intermediate Municipal Bond Fund             Institutional Shares     1,000.00     1,007.00          3.53               0.71%
                                             Class A Shares           1,000.00     1,005.60          4.77               0.96%
                                             Class B Shares           1,000.00     1,005.80          4.77               0.96%
                                             Class C Shares           1,000.00     1,001.90          8.49               1.71%
                                             Advisor Shares           1,000.00     1,004.80          5.77               1.16%

Ohio Municipal Bond Fund                     Institutional Shares     1,000.00     1,007.00          3.93               0.79%
                                             Class A Shares           1,000.00     1,005.70          5.17               1.04%
                                             Class B Shares           1,000.00     1,001.10          8.88               1.79%
                                             Class C Shares           1,000.00     1,002.00          8.89               1.79%
                                             Advisor Shares           1,000.00     1,003.70          6.41               1.29%

Michigan Municipal Bond Fund                 Institutional Shares     1,000.00     1,006.60          3.38               0.68%
                                             Class A Shares           1,000.00     1,005.90          4.13               0.83%
                                             Class B Shares           1,000.00     1,002.40          8.34               1.68%
                                             Class C Shares           1,000.00     1,002.60          8.34               1.68%
                                             Advisor Shares           1,000.00     1,004.30          5.86               1.18%


____________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING     ENDING            PAID               RATIO
                                                                      ACCOUNT      ACCOUNT          DURING              DURING
                                                                       VALUE        VALUE          PERIOD*              PERIOD
                                                                      2/1/06       7/31/06     2/1/06 - 7/31/06    2/1/06 - 7/31/06
                                                                     ---------    ---------    ----------------    ----------------
Small Cap Growth Fund                        Institutional Shares    $1,000.00    $1,019.74        $ 5.11               1.02%
                                             Class A Shares           1,000.00     1,018.50          6.36               1.27%
                                             Class B Shares           1,000.00     1,014.78         10.09               2.02%
                                             Class C Shares           1,000.00     1,014.78         10.09               2.02%
                                             Advisor Shares           1,000.00     1,017.26          7.60               1.52%

Mid Cap Growth Fund                          Institutional Shares     1,000.00     1,019.39          5.46               1.09%
                                             Class A Shares           1,000.00     1,018.15          6.71               1.34%
                                             Class B Shares           1,000.00     1,014.43         10.44               2.09%
                                             Class C Shares           1,000.00     1,014.43         10.44               2.09%
                                             Advisor Shares           1,000.00     1,016.91          7.95               1.59%

Quality Growth Fund                          Institutional Shares     1,000.00     1,019.44          5.41               1.08%
                                             Class A Shares           1,000.00     1,018.20          6.66               1.33%
                                             Class B Shares           1,000.00     1,014.48         10.39               2.08%
                                             Class C Shares           1,000.00     1,014.48         10.39               2.08%
                                             Advisor Shares           1,000.00     1,016.96          7.90               1.58%

Large Cap Core Fund                          Institutional Shares     1,000.00     1,020.23          4.61               0.92%
                                             Class A Shares           1,000.00     1,018.99          5.86               1.17%
                                             Class B Shares           1,000.00     1,015.27          9.59               1.92%
                                             Class C Shares           1,000.00     1,015.27          9.59               1.92%
                                             Advisor Shares           1,000.00     1,017.75          7.10               1.42%

Equity Index Fund                            Institutional Shares     1,000.00     1,023.85          0.95               0.19%
                                             Class A Shares           1,000.00     1,022.61          2.21               0.44%
                                             Class B Shares           1,000.00     1,018.89          5.96               1.19%
                                             Class C Shares           1,000.00     1,018.89          5.96               1.19%
                                             Advisor Shares           1,000.00     1,021.37          3.46               0.69%
                                             Select Shares            1,000.00     1,023.46          1.35               0.27%
                                             Preferred Shares         1,000.00     1,023.11          1.71               0.34%
                                             Trust Shares             1,000.00     1,022.61          2.21               0.44%

Balanced Fund                                Institutional Shares     1,000.00     1,020.03          4.81               0.96%
                                             Class A Shares           1,000.00     1,018.79          6.06               1.21%
                                             Class B Shares           1,000.00     1,015.08          9.79               1.96%
                                             Class C Shares           1,000.00     1,015.08          9.79               1.96%
                                             Advisor Shares           1,000.00     1,017.55          7.30               1.46%

Micro Cap Value Fund                         Institutional Shares     1,000.00     1,018.05          6.80               1.36%
                                             Class A Shares           1,000.00     1,016.81          8.05               1.61%
                                             Class B Shares           1,000.00     1,013.09         11.78               2.36%
                                             Class C Shares           1,000.00     1,013.09         11.78               2.36%
                                             Advisor Shares           1,000.00     1,015.57          9.30               1.86%


____________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING     ENDING            PAID               RATIO
                                                                      ACCOUNT      ACCOUNT          DURING              DURING
                                                                       VALUE        VALUE          PERIOD*              PERIOD
                                                                      2/1/06       7/31/06     2/1/06 - 7/31/06    2/1/06 - 7/31/06
                                                                     ---------    ---------    ----------------    ----------------
Small Cap Value Fund                         Institutional Shares    $1,000.00    $1,018.84        $ 6.01               1.20%
                                             Class A Shares           1,000.00     1,017.60          7.25               1.45%
                                             Class B Shares           1,000.00     1,013.88         10.99               2.20%
                                             Class C Shares           1,000.00     1,013.88         10.99               2.20%
                                             Advisor Shares           1,000.00     1,016.36          8.50               1.70%

Multi Cap Value Fund                         Institutional Shares     1,000.00     1,018.40          6.46               1.29%
                                             Class A Shares           1,000.00     1,017.16          7.70               1.54%
                                             Class B Shares           1,000.00     1,013.44         11.43               2.29%
                                             Class C Shares           1,000.00     1,013.44         11.43               2.29%
                                             Advisor Shares           1,000.00     1,015.92          8.95               1.79%

Disciplined Large Cap Value Fund             Institutional Shares     1,000.00     1,019.49          5.36               1.07%
                                             Class A Shares           1,000.00     1,018.25          6.61               1.32%
                                             Class B Shares           1,000.00     1,014.53         10.34               2.07%
                                             Class C Shares           1,000.00     1,014.53         10.34               2.07%
                                             Advisor Shares           1,000.00     1,017.01          7.85               1.57%

LifeModel Aggressive Fund SM                 Institutional Shares     1,000.00     1,024.40          0.40               0.08%
                                             Class A Shares           1,000.00     1,023.16          1.66               0.33%
                                             Class B Shares           1,000.00     1,019.44          5.41               1.08%
                                             Class C Shares           1,000.00     1,019.44          5.41               1.08%
                                             Advisor Shares           1,000.00     1,021.92          2.91               0.58%

LifeModel Moderately Aggressive Fund SM      Institutional Shares     1,000.00     1,024.40          0.40               0.08%
                                             Class A Shares           1,000.00     1,023.16          1.66               0.33%
                                             Class B Shares           1,000.00     1,019.44          5.41               1.08%
                                             Class C Shares           1,000.00     1,019.44          5.41               1.08%
                                             Advisor Shares           1,000.00     1,021.92          2.91               0.58%

LifeModel Moderate Fund SM                   Institutional Shares     1,000.00     1,024.40          0.40               0.08%
                                             Class A Shares           1,000.00     1,023.16          1.66               0.33%
                                             Class B Shares           1,000.00     1,019.44          5.41               1.08%
                                             Class C Shares           1,000.00     1,019.44          5.41               1.08%
                                             Advisor Shares           1,000.00     1,021.92          2.91               0.58%

LifeModel Moderately Conservative Fund SM    Institutional Shares     1,000.00     1,024.40          0.40               0.08%
                                             Class A Shares           1,000.00     1,023.16          1.66               0.33%
                                             Class B Shares           1,000.00     1,019.44          5.41               1.08%
                                             Class C Shares           1,000.00     1,019.44          5.41               1.08%
                                             Advisor Shares           1,000.00     1,021.92          2.91               0.58%

LifeModel Conservative Fund SM               Institutional Shares     1,000.00     1,024.40          0.40               0.08%
                                             Class A Shares           1,000.00     1,023.16          1.66               0.33%
                                             Class B Shares           1,000.00     1,019.44          5.41               1.08%
                                             Class C Shares           1,000.00     1,019.44          5.41               1.08%
                                             Advisor Shares           1,000.00     1,021.92          2.91               0.58%

Strategic Income Fund                        Institutional Shares     1,000.00     1,018.30          6.56               1.31%
                                             Class A Shares           1,000.00     1,017.06          7.80               1.56%
                                             Class B Shares           1,000.00     1,013.34         11.53               2.31%
                                             Class C Shares           1,000.00     1,013.34         11.53               2.31%
                                             Advisor Shares           1,000.00     1,015.82          9.05               1.81%

Dividend Growth Fund                         Institutional Shares     1,000.00     1,021.17          3.66               0.73%
                                             Class A Shares           1,000.00     1,019.93          4.91               0.98%
                                             Class B Shares           1,000.00     1,016.22          8.65               1.73%
                                             Class C Shares           1,000.00     1,016.22          8.65               1.73%
                                             Advisor Shares           1,000.00     1,018.70          6.16               1.23%

Technology Fund                              Institutional Shares     1,000.00     1,017.41          7.45               1.49%
                                             Class A Shares           1,000.00     1,016.17          8.70               1.74%
                                             Class B Shares           1,000.00     1,012.45         12.42               2.49%
                                             Class C Shares           1,000.00     1,012.40         12.47               2.50%
                                             Advisor Shares           1,000.00     1,014.83         10.04               2.01%


____________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------


                                                                                                   EXPENSE             EXPENSE
                                                                     BEGINNING     ENDING            PAID               RATIO
                                                                      ACCOUNT      ACCOUNT          DURING              DURING
                                                                       VALUE        VALUE          PERIOD*              PERIOD
                                                                      2/1/06       7/31/06     2/1/06 - 7/31/06    2/1/06 - 7/31/06
                                                                     ---------    ---------    ----------------    ----------------
International Equity Fund                    Institutional Shares    $1,000.00    $1,018.10        $ 6.76               1.35%
                                             Class A Shares           1,000.00     1,016.86          8.00               1.60%
                                             Class B Shares           1,000.00     1,013.14         11.73               2.35%
                                             Class C Shares           1,000.00     1,013.14         11.73               2.35%
                                             Advisor Shares           1,000.00     1,015.62          9.25               1.85%

High Yield Bond Fund                         Institutional Shares     1,000.00     1,021.12          3.71               0.74%
                                             Class A Shares           1,000.00     1,019.89          4.96               0.99%
                                             Class B Shares           1,000.00     1,016.17          8.70               1.74%
                                             Class C Shares           1,000.00     1,016.17          8.70               1.74%
                                             Advisor Shares           1,000.00     1,018.65          6.21               1.24%

Bond Fund                                    Institutional Shares     1,000.00     1,021.22          3.61               0.72%
                                             Class A Shares           1,000.00     1,019.98          4.86               0.97%
                                             Class B Shares           1,000.00     1,016.27          8.60               1.72%
                                             Class C Shares           1,000.00     1,016.27          8.60               1.72%
                                             Advisor Shares           1,000.00     1,018.74          6.11               1.22%

Intermediate Bond Fund                       Institutional Shares     1,000.00     1,021.32          3.51               0.70%
                                             Class A Shares           1,000.00     1,020.08          4.76               0.95%
                                             Class B Shares           1,000.00     1,020.08          4.76               0.95%
                                             Class C Shares           1,000.00     1,016.36          8.50               1.70%
                                             Advisor Shares           1,000.00     1,018.79          6.06               1.21%

Short Term Bond Fund                         Institutional Shares     1,000.00     1,021.62          3.21               0.64%
                                             Class A Shares           1,000.00     1,020.38          4.46               0.89%
                                             Class C Shares           1,000.00     1,016.66          8.20               1.64%
                                             Advisor Shares           1,000.00     1,019.14          5.71               1.14%

U.S. Government Bond Fund                    Institutional Shares     1,000.00     1,021.37          3.46               0.69%
                                             Class A Shares           1,000.00     1,020.13          4.71               0.94%
                                             Class C Shares           1,000.00     1,016.41          8.45               1.69%
                                             Advisor Shares           1,000.00     1,018.89          5.96               1.19%

Municipal Bond Fund                          Institutional Shares     1,000.00     1,021.77          3.06               0.61%
                                             Class A Shares           1,000.00     1,020.53          4.31               0.86%
                                             Class B Shares           1,000.00     1,016.81          8.05               1.61%
                                             Class C Shares           1,000.00     1,016.81          8.05               1.61%
                                             Advisor Shares           1,000.00     1,019.29          5.56               1.11%

Intermediate Municipal Bond Fund             Institutional Shares     1,000.00     1,021.27          3.56               0.71%
                                             Class A Shares           1,000.00     1,020.03          4.81               0.96%
                                             Class B Shares           1,000.00     1,020.03          4.81               0.96%
                                             Class C Shares           1,000.00     1,016.31          8.55               1.71%
                                             Advisor Shares           1,000.00     1,019.04          5.81               1.16%

Ohio Municipal Bond Fund                     Institutional Shares     1,000.00     1,020.88          3.96               0.79%
                                             Class A Shares           1,000.00     1,019.64          5.21               1.04%
                                             Class B Shares           1,000.00     1,015.92          8.95               1.79%
                                             Class C Shares           1,000.00     1,015.92          8.95               1.79%
                                             Advisor Shares           1,000.00     1,018.40          6.46               1.29%

Michigan Municipal Bond Fund                 Institutional Shares     1,000.00     1,021.42          3.41               0.68%
                                             Class A Shares           1,000.00     1,020.68          4.16               0.83%
                                             Class B Shares           1,000.00     1,016.46          8.40               1.68%
                                             Class C Shares           1,000.00     1,016.46          8.40               1.68%
                                             Advisor Shares           1,000.00     1,018.94          5.91               1.18%


____________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                                  Fifth Third Funds
Stock and Bond Mutual Funds                        3435 Stelzer Road
                                                   Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Investment Advisor                                 Fifth Third Asset Management, Inc.
                                                   38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------

Sub-Advisor (International Equity Fund only)       Morgan Stanley Investment
                                                      Management Inc.
                                                   1221 Avenue of the Americas
                                                   New York, New York 10020

------------------------------------------------------------------------------------------

Sub-Advisor (High Yield Bond Fund only)            Fort Washington Investment
                                                      Advisors, Inc.
                                                   420 East Fourth Street
                                                   Cincinnati, Ohio 45202

------------------------------------------------------------------------------------------

Distributor                                        Fifth Third Funds Distributor, Inc.
                                                   3435 Stelzer Road
                                                   Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian            Fifth Third Bank
                                                   38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------

Sub-Administrator                                  BISYS Fund Services Limited Partnership
                                                   3435 Stelzer Road
                                                   Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent             BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                               3435 Stelzer Road
                                                   Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm      PricewaterhouseCoopers LLP
                                                   100 East Broad Street
                                                   Suite 2100
                                                   Columbus, Ohio 43215

------------------------------------------------------------------------------------------


                            [LOGO] FIFTH THIRD FUNDS


9/06                                                                  AR-STBD-06

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a)(1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

        (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
               Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

        (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID J. GRUBER, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         AUDIT FEES
         2005 - $270,600
         2006 - $320,760

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         AUDIT-RELATED FEES
         2005 - $21,000
         2006 - $22,000

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         TAX FEES
         2005 - $91,200
         2006 - $102,718

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         ALL OTHER FEES
         2005 - $0
         2006 - $0

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICIES AND PROCEDURES

                                   I. PURPOSE

         UNDER THE SARBANES-OXLEY ACT OF 2002 (THE "ACT"), THE AUDIT COMMITTEE (THE "COMMITTEE") OF THE BOARD OF TRUSTEES OF FIFTH THIRD FUNDS (THE "TRUST") IS RESPONSIBLE FOR THE APPOINTMENT, COMPENSATION AND OVERSIGHT OF THE WORK OF THE TRUST'S INDEPENDENT AUDITOR. AS PART OF THIS RESPONSIBILITY, THE COMMITTEE IS REQUIRED TO GRANT APPROVAL FOR AUDIT AND NON-AUDIT SERVICES PERFORMED BY THE INDEPENDENT AUDITOR FOR THE TRUST IN ORDER ASSURE THAT THEY DO NOT IMPAIR THE AUDITOR'S INDEPENDENCE FROM THE TRUST. TO IMPLEMENT THESE PROVISIONS OF THE ACT, THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS ISSUED RULES SPECIFYING THE TYPES OF SERVICES THAT THE TRUST'S INDEPENDENT AUDITOR MAY NOT PROVIDE TO THE TRUST, AS WELL AS THE COMMITTEE'S ADMINISTRATION OF THE ENGAGEMENT OF THE INDEPENDENT AUDITOR. UNDER THESE RULES, THE SEC HAS PROVIDED THAT A PERMISSIBLE APPROVAL OF AUDIT AND NON-AUDIT SERVICES CAN TAKE THE FORM OF EITHER (I) AN EXPRESS APPROVAL OF A PARTICULAR ENGAGEMENT, OR (II) A PRE-APPROVAL (WHERE A SPECIFIC TYPE OF SERVICE IS AUTHORIZED, GENERALLY SUBJECT TO A FEE MAXIMUM). THE LATTER TYPE OF APPROVALS ARE AUTHORIZED BY SEC RULES ONLY SUBJECT TO DETAILED POLICIES AND PROCEDURES. ACCORDINGLY, THE COMMITTEE HAS ADOPTED THESE AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICIES AND PROCEDURES, WHICH SET FORTH THE PROCEDURES AND THE CONDITIONS PURSUANT TO WHICH SERVICES FOR THE TRUST MAY BE PERFORMED BY THE INDEPENDENT AUDITOR UNDER PRE-APPROVALS.

                        II. GENERAL PRE-APPROVAL POLICIES

         IT IS THE POLICY OF THE COMMITTEE THAT AUDIT AND NON-AUDIT SERVICES TO BE PERFORMED BY THE TRUST'S INDEPENDENT AUDITOR BE PRE-APPROVED ONLY WHEN IN THE BEST INTERESTS OF THE TRUST'S SHAREHOLDERS AND FULLY CONSISTENT WITH APPLICABLE LAW AND, PARTICULARLY, THE MAINTENANCE OF THE AUDITOR'S INDEPENDENCE. IN GRANTING ANY PRE-APPROVAL, CONSIDERATION SHALL BE GIVEN TO:

         1.       THE QUALIFICATIONS OF THE AUDITOR TO PERFORM THE SERVICES
                  INVOLVED;

         2. THE PROPOSED COSTS (WHICH MAY BE PRESENTED AS AN ESTIMATE OR BASED ON PROFESSIONAL TIME CHARGES SUBJECT TO A CEILING) OF THE SERVICES AND THE REASONABLENESS THEREOF;

         3. THE PERMISSIBILITY OF THE SERVICES UNDER APPLICABLE RULES AND GUIDANCE OF THE SEC;

         4. THE EFFECT, IF ANY, OF THE PERFORMANCE OF THE PROPOSED SERVICES ON THE AUDITOR'S INDEPENDENCE;

         5. THE EFFECT OF THE COMPENSATION FOR THE PROPOSED SERVICES ON THE AUDITOR'S INDEPENDENCE; AND

         6. THE EFFECT, IF ANY, OF THE PROPOSED SERVICES ON THE TRUST'S ABILITY TO MANAGE OR CONTROL RISK OR TO IMPROVE AUDIT QUALITY.

         WHILE NON-AUDIT SERVICES MAY INCLUDE REVIEWING AND/OR VALIDATING PROCEDURES OR WORK PRODUCTS OF THE TRUST, THEY MAY NOT INCLUDE THE PRODUCTION OR MODIFICATION OF SUCH PROCEDURES OR WORK PRODUCTS. WHILE NON-AUDIT SERVICES MAY INCLUDE MARKET RESEARCH AND STRATEGIC INSIGHTS, SUCH SERVICES SHALL BE LIMITED TO FACTUAL REPORTS AND SHALL NOT INCLUDE RECOMMENDATIONS. NO PRE-APPROVAL SHALL BE MADE IN A MANNER THAT WOULD CONSTITUTE A DELEGATION TO THE TRUST'S MANAGEMENT.

                III. PROCEDURES FOR PRE-APPROVAL BY THE COMMITTEE

1. REQUESTS FOR PRE-APPROVAL SHALL BE IN WRITING AND MAY BE MADE BY EITHER THE INDEPENDENT AUDITORS OR BY MANAGEMENT OF THE TRUST.

2. ALL REQUESTS FOR PRE-APPROVAL SHALL BE MADE TO THE FULL COMMITTEE AT REGULARLY SCHEDULED MEETINGS THEREOF (OR AT A SPECIAL MEETING OF THE COMMITTEE SET TO COINCIDE WITH REGULAR MEETINGS OF THE TRUST'S BOARD OF TRUSTEES) WHENEVER PRACTICABLE.

3. UNDER NORMAL CIRCUMSTANCES, REQUESTS FOR PRE-APPROVAL SHOULD BE PRESENTED AT LEAST 14 DAYS PRIOR (AND IN NO EVENT LATER THAN 48 HOURS PRIOR) TO THE PROPOSED COMMENCEMENT OF THE ENGAGEMENT.

4. IF CONSIDERATION OF A REQUEST FOR PRE-APPROVAL ON THE DATES IDENTIFIED IN SECTION III (2) WOULD NOT BE TIMELY, THE REQUESTING PARTY SHALL NOTIFY THE TRUST'S CHAIRMAN. THE TRUST'S CHAIRMAN SHALL THEN DETERMINE WHETHER TO SCHEDULE

          A SPECIAL MEETING OF THE COMMITTEE (WHICH MAY BE CONDUCTED TELEPHONICALLY) ON AN ALTERNATIVE DATE OR WHETHER THE REQUEST MAY APPROPRIATELY BE PRESENTED TO A DELEGATE OF THE COMMITTEE UNDER PROCEDURES SET FORTH IN SECTION IV BELOW.

5. REQUESTS FOR PRE-APPROVAL MAY INCLUDE, BUT ARE NOT LIMITED TO, THE FOLLOWING SERVICES:

                  A.       AUDIT ENGAGEMENT, PARTICULARLY FOR INTERIM PERIODS;

                  B.       PREPARATION OF FUND TAX RETURNS;

                  C. REVIEW AND CONSENTS WITH RESPECT TO USE OF REPORTS IN POST-EFFECTIVE AMENDMENTS TO THE REGISTRATION STATEMENTS OF THE TRUST;

                  D.       REVIEW OF IRS SHAREHOLDER MATERIALS;

                  E. REVIEW AND VALIDATION OF FUND PROCEDURES (E.G., VALUATION, INTERFUND LENDING, ETC.), AND

                  F.       MARKET RESEARCH AND STRATEGIC INSIGHTS.

6. REQUESTS FOR PRE-APPROVAL SHOULD IDENTIFY THE NATURE OF THE SERVICES TO BE PROVIDED IN A MANNER SUFFICIENTLY SPECIFIC TO ALLOW EVALUATION OF THE CONSIDERATIONS IDENTIFIED ABOVE IN SECTION II.

7. REQUESTS FOR PRE-APPROVAL MUST INCLUDE AN ASSESSMENT BY THE INDEPENDENT AUDITOR OF THEIR INDEPENDENCE SHOULD THE REQUEST BE GRANTED AND THE PROPOSED SERVICES RENDERED.

8. THE COMMITTEE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE RECORDED IN THE COMMITTEE'S MINUTES.

9. THE COMMITTEE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE COMMUNICATED IN WRITING TO THE INDEPENDENT AUDITOR AND, UNDER NORMAL CIRCUMSTANCES, A COPY OF THIS COMMUNICATION SHALL BE PROVIDED TO THE TRUST'S MANAGEMENT.

10. THE COMMITTEE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE REPORTED TO THE FULL BOARD OF TRUSTEES.

11.       PRE-APPROVALS WILL BE GRANTED FOR A PERIOD OF NO MORE THAN ONE YEAR.

         IV. PROCEDURES FOR PRE-APPROVAL BY A DELEGATE OF THE COMMITTEE

1. WHERE IT HAS BEEN DETERMINED BY THE TRUST'S CHAIRMAN THAT CONSIDERATION OF A REQUEST FOR PRE-APPROVAL BY THE FULL COMMITTEE WOULD NOT BE TIMELY, THE CHAIRMAN MAY DETERMINE THAT THE REQUEST BE PRESENTED TO A MEMBER(S) OF THE COMMITTEE APPOINTED BY THE COMMITTEE AS ITS DELEGATE (THE "DELEGATE") FOR THIS PURPOSE. (AS OF THE DATE OF THE ADOPTION OF THESE GUIDELINES AND PROCEDURES, JOHN E. JAYMONT HAS BEEN SO APPOINTED, AND SUCH APPOINTMENT MAY BE REVOKED OR MODIFIED BY THE COMMITTEE AT ANY TIME.)

2. REQUESTS FOR PRE-APPROVAL SHALL BE IN WRITING AND MAY BE MADE BY EITHER THE INDEPENDENT AUDITORS OR BY MANAGEMENT OF THE TRUST.

3. UNDER NORMAL CIRCUMSTANCES, REQUESTS FOR PRE-APPROVAL SHOULD BE PRESENTED AT LEAST 14 DAYS PRIOR (AND IN NO EVENT LATER THAN 48 HOURS PRIOR) TO THE PROPOSED COMMENCEMENT OF THE ENGAGEMENT.

4. REQUESTS FOR PRE-APPROVAL MAY INCLUDE, BUT ARE NOT LIMITED TO, THE FOLLOWING SERVICES:

                  A.       AUDIT ENGAGEMENT, PARTICULARLY FOR INTERIM PERIODS;

                  B.       PREPARATION OF FUND TAX RETURNS;

                  C. REVIEW AND CONSENTS WITH RESPECT TO USE OF REPORTS IN POST-EFFECTIVE AMENDMENTS TO THE REGISTRATION STATEMENTS OF THE TRUST;

                  D.       REVIEW OF IRS SHAREHOLDER MATERIALS;

                  E. REVIEW AND VALIDATION OF FUND PROCEDURES (E.G., VALUATION, INTERFUND LENDING, ETC.); AND

                  F.       MARKET RESEARCH AND STRATEGIC INSIGHTS.

5. REQUESTS FOR PRE-APPROVAL SHOULD IDENTIFY THE NATURE OF THE SERVICES TO BE PROVIDED IN A MANNER SUFFICIENTLY SPECIFIC TO ALLOW EVALUATION OF THE CONSIDERATIONS IDENTIFIED ABOVE IN SECTION II.

6. REQUESTS FOR PRE-APPROVAL MUST INCLUDE AN ASSESSMENT BY THE INDEPENDENT AUDITOR OF THEIR INDEPENDENCE SHOULD THE REQUEST BE GRANTED AND THE PROPOSED SERVICES RENDERED.

7. THE DELEGATE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE COMMUNICATED IN WRITING TO THE INDEPENDENT AUDITOR, WITH A COPY TO EACH OTHER MEMBER OF THE COMMITTEE AND, UNDER NORMAL CIRCUMSTANCES, TO THE TRUST'S MANAGEMENT.

8. PRE-APPROVALS BY THE DELEGATE SHALL BE REVIEWED BY THE COMMITTEE AT A MEETING HELD NO LATER THAN THE NEXT SCHEDULED MEETING OF THE BOARD OF TRUSTEES OR THE COMMITTEE, WHICHEVER OCCURS SOONER. AN EARLIER REVIEW SHALL BE CONDUCTED UPON THE WRITTEN REQUEST OF ONE OR MORE COMMITTEE MEMBERS ADDRESSED TO THE CHAIRMAN OF THE TRUST.

9. PRE-APPROVALS BY THE DELEGATE MAY BE MODIFIED OR REVOKED BY THE COMMITTEE, BUT WILL NOT ABSOLVE THE TRUST OF ITS RESPONSIBILITY TO COMPENSATE THE INDEPENDENT AUDITOR FOR SERVICES RENDERED PRIOR TO SUCH MODIFICATION OR REVOCATION.

10. THE RESULTS OF THE COMMITTEE'S REVIEW OF THE DELEGATE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE RECORDED IN THE COMMITTEE'S MINUTES AND REPORTED TO THE FULL BOARD OF TRUSTEES.

11. PRE-APPROVALS WILL BE GRANTED BY THE DELEGATE FOR A PERIOD OF NO MORE THAN ONE YEAR.

            V. PROCEDURES FOR MONITORING ENGAGEMENTS AUTHORIZED UNDER
                             PRE-APPROVAL PROCEDURES

         THE INDEPENDENT AUDITOR SHALL INFORM THE COMMITTEE IN WRITING UPON THE COMMENCEMENT OF SERVICES RENDERED UNDER A PRE-APPROVAL. THE INDEPENDENT AUDITOR SHALL THEREAFTER PROVIDE THE COMMITTEE WITH WRITTEN QUARTERLY PROGRESS REPORTS WITHIN ONE MONTH OF THE CLOSE OF EACH CALENDAR QUARTER DETAILING THE WORK DONE AND FEES AND OTHER CHARGES INCURRED DURING SAID CALENDAR QUARTER. SHOULD FEES AND EXPENSES EXCEED THOSE SPECIFIED IN A PRE-APPROVAL (OR APPEAR LIKELY TO DO SO PRIOR TO COMPLETION OF THE WORK), THE INDEPENDENT AUDITOR OR MANAGEMENT SHALL SO APPRISE THE COMMITTEE AND AN ADDITIONAL EXPRESS APPROVAL OR PRE-APPROVAL MUST BE OBTAINED.

                                  VI. AMENDMENT

         THESE POLICIES AND PROCEDURES MAY BE AMENDED OR REVOKED AT ANY TIME BY THE COMMITTEE AND SHALL BE REVIEWED AT LEAST ANNUALLY IN CONJUNCTION WITH REVIEW OF THE AUDIT COMMITTEE CHARTER.


                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         2005 - NONE
         2006 - NONE

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         NOT APPLICABLE.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


         2005 - $91,200
         2006 - $102,718

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUBADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE TRUST, EFFECTIVE SEPTEMBER 29, 2004, ADOPTED PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fifth Third Funds
             -------------------------------------------------------------------

By (Signature and Title) /s/ Aaron J. Masek            Aaron J. Masek, Treasurer
                         -------------------------------------------------------

Date  October 5, 2006
      ----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                Bryan C. Haft, President
                        --------------------------------------------------------

Date  October 5, 2006
      ----------------

By (Signature and Title)                              Aaron J.  Masek, Treasurer
                        --------------------------------------------------------

Date October 5, 2006
     ----------------


INCLUDE A CODE OF ETHICS OR AMENDMENT TO A CODE OF ETHICS FILED UNDER ITEM 11(A)
         OF FORM N-CSR IN A SINGLE EDGAR EXHIBIT NAMED EX-99.CODE ETH.

   ALL SECTION 302 CERTIFICATIONS SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT AND ALL SECTION 906 CERTIFICATIONS SHOULD BE INCLUDED IN A
SEPARATE EDGAR EX-99.906CERT EXHIBIT DOCUMENT TO FORM N-CSR. [FGS-DON'T INCLUDE
                         THIS LANGUAGE IN THE FILING.]